John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 8.9%
Diversified telecommunication services – 0.8%
AT&T, Inc.	1,495,709	$42,298,651
Verizon Communications, Inc.	877,509	39,803,808
		82,102,459
Entertainment – 1.4%
Electronic Arts, Inc.	49,751	7,190,015
Live Nation Entertainment, Inc. (A)	32,687	4,268,268
Netflix, Inc. (A)	89,105	83,093,086
Take-Two Interactive Software, Inc. (A)	34,047	7,056,241
The Walt Disney Company	375,498	37,061,653
TKO Group Holdings, Inc.	13,773	2,104,652
Warner Brothers Discovery, Inc. (A)	465,346	4,993,163
		145,767,078
Interactive media and services – 5.9%
Alphabet, Inc., Class A	1,214,419	187,797,754
Alphabet, Inc., Class C	984,421	153,796,093
Match Group, Inc. (A)	52,341	1,633,039
Meta Platforms, Inc., Class A	455,954	262,793,647
		606,020,533
Media – 0.5%
Charter Communications, Inc., Class A (A)	20,156	7,428,091
Comcast Corp., Class A	784,476	28,947,164
Fox Corp., Class A	46,101	2,609,317
Fox Corp., Class B	27,500	1,449,525
News Corp., Class A	78,985	2,149,972
News Corp., Class B	23,339	708,805
Omnicom Group, Inc.	40,668	3,371,784
Paramount Global, Class B (B)	124,021	1,483,291
The Interpublic Group of Companies, Inc.	77,651	2,109,001
		50,256,950
Wireless telecommunication services – 0.3%
T-Mobile US, Inc.	99,784	26,613,391
		910,760,411
Consumer discretionary – 10.0%
Automobile components – 0.0%
Aptiv PLC (A)	48,994	2,915,143
Automobiles – 1.7%
Ford Motor Company	813,683	8,161,240
General Motors Company	206,152	9,695,329
Tesla, Inc. (A)	583,006	151,091,836
		168,948,405
Broadline retail – 3.7%
Amazon.com, Inc. (A)	1,963,855	373,643,052
eBay, Inc.	99,849	6,762,773
		380,405,825
Distributors – 0.1%
Genuine Parts Company	28,982	3,452,915
LKQ Corp.	54,189	2,305,200
Pool Corp.	7,933	2,525,471
		8,283,586
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	90,234	10,779,354
Booking Holdings, Inc.	6,899	31,783,072
Caesars Entertainment, Inc. (A)	44,292	1,107,300
Carnival Corp. (A)	216,530	4,228,831
Chipotle Mexican Grill, Inc. (A)	279,948	14,056,189
Darden Restaurants, Inc.	24,493	5,088,666
Domino's Pizza, Inc.	7,198	3,307,121
DoorDash, Inc., Class A (A)	70,575	12,898,993
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc.	25,603	$4,303,864
Hilton Worldwide Holdings, Inc.	49,932	11,362,027
Las Vegas Sands Corp.	72,544	2,802,375
Marriott International, Inc., Class A	47,271	11,259,952
McDonald's Corp.	149,381	46,662,143
MGM Resorts International (A)	47,169	1,398,089
Norwegian Cruise Line Holdings, Ltd. (A)	91,658	1,737,836
Royal Caribbean Cruises, Ltd.	51,564	10,593,308
Starbucks Corp.	236,281	23,176,803
Wynn Resorts, Ltd.	19,273	1,609,296
Yum! Brands, Inc.	58,173	9,154,103
		207,309,322
Household durables – 0.3%
D.R. Horton, Inc.	59,040	7,505,755
Garmin, Ltd.	32,023	6,953,154
Lennar Corp., Class A	48,115	5,522,640
Mohawk Industries, Inc. (A)	10,921	1,246,960
NVR, Inc. (A)	611	4,426,322
PulteGroup, Inc.	42,750	4,394,700
		30,049,531
Leisure products – 0.0%
Hasbro, Inc.	27,335	1,680,829
Specialty retail – 1.9%
AutoZone, Inc. (A)	3,468	13,222,721
Best Buy Company, Inc.	40,732	2,998,283
CarMax, Inc. (A)	32,294	2,516,348
Lowe's Companies, Inc.	117,297	27,357,179
O'Reilly Automotive, Inc. (A)	12,034	17,239,668
Ross Stores, Inc.	69,157	8,837,573
The Home Depot, Inc.	207,055	75,883,587
The TJX Companies, Inc.	233,404	28,428,607
Tractor Supply Company	111,355	6,135,661
Ulta Beauty, Inc. (A)	9,821	3,599,789
Williams-Sonoma, Inc.	25,486	4,029,337
		190,248,753
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	31,669	3,540,911
Lululemon Athletica, Inc. (A)	23,546	6,664,931
NIKE, Inc., Class B	245,187	15,564,471
Ralph Lauren Corp.	8,383	1,850,463
Tapestry, Inc.	42,589	2,998,691
		30,619,467
		1,020,460,861
Consumer staples – 5.9%
Beverages – 1.3%
Brown-Forman Corp., Class B	37,964	1,288,498
Constellation Brands, Inc., Class A	32,544	5,972,475
Keurig Dr. Pepper, Inc.	247,746	8,477,868
Molson Coors Beverage Company, Class B	36,411	2,216,338
Monster Beverage Corp. (A)	145,961	8,541,638
PepsiCo, Inc.	285,995	42,882,090
The Coca-Cola Company	805,284	57,674,440
		127,053,347
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	92,360	87,352,241
Dollar General Corp.	45,842	4,030,887
Dollar Tree, Inc. (A)	42,127	3,162,474
Sysco Corp.	102,398	7,683,946
Target Corp.	96,029	10,021,586
The Kroger Company	138,748	9,391,852
Walgreens Boots Alliance, Inc.	149,593	1,670,954

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	902,502	$79,230,651
		202,544,591
Food products – 0.6%
Archer-Daniels-Midland Company	99,670	4,785,157
Bunge Global SA	26,444	2,020,850
Conagra Brands, Inc.	99,488	2,653,345
General Mills, Inc.	115,724	6,919,138
Hormel Foods Corp.	60,583	1,874,438
Kellanova	56,045	4,623,152
Lamb Weston Holdings, Inc.	29,725	1,584,343
McCormick & Company, Inc.	52,570	4,327,037
Mondelez International, Inc., Class A	269,249	18,268,545
The Campbell's Company	40,946	1,634,564
The Hershey Company	30,797	5,267,211
The J.M. Smucker Company	22,181	2,626,452
The Kraft Heinz Company	177,300	5,395,239
Tyson Foods, Inc., Class A	59,587	3,802,246
		65,781,717
Household products – 1.2%
Church & Dwight Company, Inc.	51,070	5,622,296
Colgate-Palmolive Company	168,094	15,750,408
Kimberly-Clark Corp.	69,516	9,886,566
The Clorox Company	25,803	3,799,492
The Procter & Gamble Company	488,250	83,207,565
		118,266,327
Personal care products – 0.1%
Kenvue, Inc.	399,658	9,583,799
The Estee Lauder Companies, Inc., Class A	48,660	3,211,560
		12,795,359
Tobacco – 0.7%
Altria Group, Inc.	353,289	21,204,406
Philip Morris International, Inc.	324,109	51,445,822
		72,650,228
		599,091,569
Energy – 3.6%
Energy equipment and services – 0.3%
Baker Hughes Company	206,269	9,065,523
Halliburton Company	183,126	4,645,907
Schlumberger, Ltd.	289,492	12,100,766
		25,812,196
Oil, gas and consumable fuels – 3.3%
APA Corp.	77,117	1,620,999
Chevron Corp.	348,386	58,281,494
ConocoPhillips	265,245	27,856,030
Coterra Energy, Inc.	153,548	4,437,537
Devon Energy Corp.	136,933	5,121,294
Diamondback Energy, Inc.	38,954	6,227,966
EOG Resources, Inc.	117,244	15,035,371
EQT Corp.	124,380	6,645,623
Expand Energy Corp.	43,543	4,847,207
Exxon Mobil Corp.	906,136	107,766,754
Hess Corp.	57,614	9,202,684
Kinder Morgan, Inc.	402,903	11,494,823
Marathon Petroleum Corp.	65,537	9,548,086
Occidental Petroleum Corp.	140,832	6,951,468
ONEOK, Inc.	128,815	12,781,024
Phillips 66	86,089	10,630,270
Targa Resources Corp.	45,456	9,112,564
Texas Pacific Land Corp.	3,927	5,203,236
The Williams Companies, Inc.	254,106	15,185,375
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	65,993	$8,715,696
		336,665,501
		362,477,697
Financials – 14.2%
Banks – 3.4%
Bank of America Corp.	1,378,904	57,541,664
Citigroup, Inc.	390,889	27,749,210
Citizens Financial Group, Inc.	91,865	3,763,709
Fifth Third Bancorp	139,777	5,479,258
Huntington Bancshares, Inc.	302,842	4,545,658
JPMorgan Chase & Co.	582,254	142,826,906
KeyCorp	206,629	3,303,998
M&T Bank Corp.	34,587	6,182,426
Regions Financial Corp.	189,455	4,116,857
The PNC Financial Services Group, Inc.	82,711	14,538,112
Truist Financial Corp.	271,873	11,187,574
U.S. Bancorp	325,193	13,729,648
Wells Fargo & Company	684,712	49,155,474
		344,120,494
Capital markets – 3.1%
Ameriprise Financial, Inc.	20,223	9,790,157
BlackRock, Inc.	30,348	28,723,775
Cboe Global Markets, Inc.	21,822	4,938,100
CME Group, Inc.	75,118	19,928,054
FactSet Research Systems, Inc.	7,919	3,600,294
Franklin Resources, Inc.	64,405	1,239,796
Intercontinental Exchange, Inc.	119,689	20,646,353
Invesco, Ltd.	93,687	1,421,232
KKR & Company, Inc.	140,717	16,268,292
MarketAxess Holdings, Inc.	7,860	1,700,511
Moody's Corp.	32,049	14,924,899
Morgan Stanley	256,914	29,974,156
MSCI, Inc.	15,986	9,040,083
Nasdaq, Inc.	86,263	6,543,911
Northern Trust Corp.	41,319	4,076,119
Raymond James Financial, Inc.	38,141	5,298,166
S&P Global, Inc.	65,560	33,311,036
State Street Corp.	58,888	5,272,243
T. Rowe Price Group, Inc.	46,310	4,254,500
The Bank of New York Mellon Corp.	149,174	12,511,223
The Blackstone Group, Inc.	152,378	21,299,397
The Charles Schwab Corp.	354,798	27,773,587
The Goldman Sachs Group, Inc.	64,989	35,502,841
		318,038,725
Consumer finance – 0.6%
American Express Company	115,266	31,012,317
Capital One Financial Corp.	79,525	14,258,833
Discover Financial Services	52,337	8,933,926
Synchrony Financial	81,160	4,296,610
		58,501,686
Financial services – 4.8%
Apollo Global Management, Inc.	93,177	12,759,658
Berkshire Hathaway, Inc., Class B (A)	381,702	203,286,851
Corpay, Inc. (A)	14,531	5,067,250
Fidelity National Information Services, Inc.	109,527	8,179,476
Fiserv, Inc. (A)	118,593	26,188,892
Global Payments, Inc.	51,009	4,994,801
Jack Henry & Associates, Inc.	15,208	2,776,981
Mastercard, Inc., Class A	169,686	93,008,290
PayPal Holdings, Inc. (A)	205,829	13,430,342

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	358,933	$125,791,659
		495,484,200
Insurance – 2.3%
Aflac, Inc.	102,374	11,382,965
American International Group, Inc.	123,270	10,717,094
Aon PLC, Class A	45,081	17,991,376
Arch Capital Group, Ltd.	78,111	7,512,716
Arthur J. Gallagher & Company	52,830	18,239,029
Assurant, Inc.	10,691	2,242,437
Brown & Brown, Inc.	49,475	6,154,690
Chubb, Ltd.	77,434	23,384,294
Cincinnati Financial Corp.	32,584	4,813,308
Erie Indemnity Company, Class A	5,199	2,178,641
Everest Group, Ltd.	8,959	3,255,073
Globe Life, Inc.	17,499	2,304,968
Loews Corp.	35,398	3,253,430
Marsh & McLennan Companies, Inc.	102,376	24,982,815
MetLife, Inc.	121,243	9,734,600
Principal Financial Group, Inc.	43,864	3,700,806
Prudential Financial, Inc.	74,209	8,287,661
The Allstate Corp.	55,199	11,430,057
The Hartford Insurance Group, Inc.	60,428	7,476,756
The Progressive Corp.	122,114	34,559,483
The Travelers Companies, Inc.	47,323	12,515,041
W.R. Berkley Corp.	62,754	4,465,575
Willis Towers Watson PLC	20,996	7,095,598
		237,678,413
		1,453,823,518
Health care – 10.8%
Biotechnology – 1.8%
AbbVie, Inc.	367,421	76,982,048
Amgen, Inc.	112,050	34,909,178
Biogen, Inc. (A)	30,376	4,156,652
Gilead Sciences, Inc.	259,788	29,109,245
Incyte Corp. (A)	33,331	2,018,192
Moderna, Inc. (A)	70,590	2,001,227
Regeneron Pharmaceuticals, Inc.	21,944	13,917,543
Vertex Pharmaceuticals, Inc. (A)	53,292	25,837,027
		188,931,112
Health care equipment and supplies – 2.4%
Abbott Laboratories	361,552	47,959,873
Align Technology, Inc. (A)	14,628	2,323,804
Baxter International, Inc.	106,434	3,643,236
Becton, Dickinson and Company	59,388	13,603,415
Boston Scientific Corp. (A)	307,223	30,992,656
DexCom, Inc. (A)	81,421	5,560,240
Edwards Lifesciences Corp. (A)	122,946	8,911,126
GE HealthCare Technologies, Inc.	95,236	7,686,498
Hologic, Inc. (A)	45,160	2,789,533
IDEXX Laboratories, Inc. (A)	17,069	7,168,127
Insulet Corp. (A)	14,622	3,839,883
Intuitive Surgical, Inc. (A)	74,246	36,771,816
Medtronic PLC	267,334	24,022,633
ResMed, Inc.	30,600	6,849,810
Solventum Corp. (A)	28,809	2,190,636
STERIS PLC	20,576	4,663,550
Stryker Corp.	71,519	26,622,948
The Cooper Companies, Inc. (A)	41,515	3,501,790
Zimmer Biomet Holdings, Inc.	41,498	4,696,744
		243,798,318
Health care providers and services – 2.3%
Cardinal Health, Inc.	50,448	6,950,221
Cencora, Inc.	35,804	9,956,734
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (A)	101,859	$6,183,860
CVS Health Corp.	262,319	17,772,112
DaVita, Inc. (A)	9,405	1,438,683
Elevance Health, Inc.	48,345	21,028,141
HCA Healthcare, Inc.	37,186	12,849,622
Henry Schein, Inc. (A)	25,990	1,780,055
Humana, Inc.	25,100	6,641,460
Labcorp Holdings, Inc.	17,435	4,057,822
McKesson Corp.	26,080	17,551,579
Molina Healthcare, Inc. (A)	11,287	3,717,825
Quest Diagnostics, Inc.	23,266	3,936,607
The Cigna Group	56,963	18,740,827
UnitedHealth Group, Inc.	191,836	100,474,105
Universal Health Services, Inc., Class B	12,239	2,299,708
		235,379,361
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	59,894	7,006,400
Bio-Techne Corp.	33,121	1,941,884
Charles River Laboratories International, Inc. (A)	10,659	1,604,393
Danaher Corp.	133,046	27,274,430
IQVIA Holdings, Inc. (A)	34,684	6,114,789
Mettler-Toledo International, Inc. (A)	4,399	5,194,823
Revvity, Inc.	25,369	2,684,040
Thermo Fisher Scientific, Inc.	79,733	39,675,141
Waters Corp. (A)	12,377	4,561,791
West Pharmaceutical Services, Inc.	15,097	3,379,916
		99,437,607
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Company	422,779	25,785,291
Eli Lilly & Company	164,008	135,455,847
Johnson & Johnson	500,647	83,027,298
Merck & Company, Inc.	527,310	47,331,346
Pfizer, Inc.	1,181,300	29,934,142
Viatris, Inc.	248,808	2,167,118
Zoetis, Inc.	92,824	15,283,472
		338,984,514
		1,106,530,912
Industrials – 8.2%
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	15,101	7,942,371
General Dynamics Corp.	52,658	14,353,518
General Electric Company	223,361	44,705,704
Howmet Aerospace, Inc.	84,686	10,986,315
Huntington Ingalls Industries, Inc.	8,157	1,664,354
L3Harris Technologies, Inc.	39,537	8,275,489
Lockheed Martin Corp.	43,499	19,431,438
Northrop Grumman Corp.	28,141	14,408,473
RTX Corp.	277,454	36,751,557
Textron, Inc.	38,670	2,793,908
The Boeing Company (A)	155,834	26,577,489
TransDigm Group, Inc.	11,721	16,213,542
		204,104,158
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	24,640	2,523,136
Expeditors International of Washington, Inc.	29,178	3,508,655
FedEx Corp.	46,045	11,224,850
United Parcel Service, Inc., Class B	152,456	16,768,635
		34,025,276
Building products – 0.5%
A.O. Smith Corp.	24,829	1,622,823
Allegion PLC	18,121	2,364,066

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Builders FirstSource, Inc. (A)	23,990	$2,997,311
Carrier Global Corp.	167,695	10,631,863
Johnson Controls International PLC	136,833	10,961,692
Lennox International, Inc.	6,683	3,748,027
Masco Corp.	44,974	3,127,492
Trane Technologies PLC	46,907	15,803,906
		51,257,180
Commercial services and supplies – 0.6%
Cintas Corp.	71,459	14,686,968
Copart, Inc. (A)	182,744	10,341,483
Republic Services, Inc.	42,430	10,274,849
Rollins, Inc.	58,554	3,163,673
Veralto Corp.	51,552	5,023,742
Waste Management, Inc.	76,136	17,626,245
		61,116,960
Construction and engineering – 0.1%
Quanta Services, Inc.	30,770	7,821,119
Electrical equipment – 0.7%
AMETEK, Inc.	48,217	8,300,074
Eaton Corp. PLC	82,381	22,393,627
Emerson Electric Company	117,078	12,836,432
GE Vernova, Inc.	57,461	17,541,694
Generac Holdings, Inc. (A)	12,402	1,570,713
Hubbell, Inc.	11,189	3,702,552
Rockwell Automation, Inc.	23,534	6,080,715
		72,425,807
Ground transportation – 0.9%
CSX Corp.	401,984	11,830,389
JB Hunt Transport Services, Inc.	16,604	2,456,562
Norfolk Southern Corp.	47,160	11,169,846
Old Dominion Freight Line, Inc.	39,164	6,479,684
Uber Technologies, Inc. (A)	434,866	31,684,337
Union Pacific Corp.	125,529	29,654,971
		93,275,789
Industrial conglomerates – 0.4%
3M Company	113,515	16,670,813
Honeywell International, Inc.	135,546	28,701,866
		45,372,679
Machinery – 1.6%
Caterpillar, Inc.	99,427	32,791,025
Cummins, Inc.	28,596	8,963,130
Deere & Company	52,622	24,698,136
Dover Corp.	28,598	5,024,097
Fortive Corp.	69,661	5,097,792
IDEX Corp.	15,785	2,856,611
Illinois Tool Works, Inc.	55,234	13,698,584
Ingersoll Rand, Inc.	84,009	6,723,240
Nordson Corp.	11,324	2,284,277
Otis Worldwide Corp.	81,320	8,392,224
PACCAR, Inc.	109,292	10,641,762
Parker-Hannifin Corp.	26,832	16,309,831
Pentair PLC	34,443	3,013,074
Snap-on, Inc.	10,945	3,688,574
Stanley Black & Decker, Inc.	32,136	2,470,616
Wabtec Corp.	35,831	6,497,952
Xylem, Inc.	50,643	6,049,813
		159,200,738
Passenger airlines – 0.1%
Delta Air Lines, Inc.	133,642	5,826,791
Southwest Airlines Company	125,017	4,198,071
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
United Airlines Holdings, Inc. (A)	68,555	$4,733,723
		14,758,585
Professional services – 0.7%
Automatic Data Processing, Inc.	84,935	25,950,191
Broadridge Financial Solutions, Inc.	24,366	5,907,780
Dayforce, Inc. (A)	32,873	1,917,482
Equifax, Inc.	25,838	6,293,103
Jacobs Solutions, Inc.	25,900	3,131,051
Leidos Holdings, Inc.	27,814	3,753,221
Paychex, Inc.	66,769	10,301,121
Paycom Software, Inc.	9,214	2,013,075
Verisk Analytics, Inc.	29,436	8,760,742
		68,027,766
Trading companies and distributors – 0.3%
Fastenal Company	119,420	9,261,021
United Rentals, Inc.	13,679	8,572,629
W.W. Grainger, Inc.	9,238	9,125,574
		26,959,224
		838,345,281
Information technology – 28.7%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	215,332	16,683,923
Cisco Systems, Inc.	827,620	51,072,430
F5, Inc. (A)	12,110	3,224,530
Juniper Networks, Inc.	69,016	2,497,689
Motorola Solutions, Inc.	34,837	15,251,987
		88,730,559
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	251,313	16,483,620
CDW Corp.	27,779	4,451,863
Corning, Inc.	160,631	7,353,687
Jabil, Inc.	22,086	3,005,242
Keysight Technologies, Inc. (A)	36,176	5,418,080
TE Connectivity PLC	62,361	8,812,857
Teledyne Technologies, Inc. (A)	9,714	4,834,755
Trimble, Inc. (A)	50,906	3,341,979
Zebra Technologies Corp., Class A (A)	10,752	3,038,085
		56,740,168
IT services – 1.1%
Accenture PLC, Class A	130,253	40,644,146
Akamai Technologies, Inc. (A)	31,315	2,520,858
Cognizant Technology Solutions Corp., Class A	103,356	7,906,734
EPAM Systems, Inc. (A)	11,824	1,996,364
Gartner, Inc. (A)	16,079	6,748,999
GoDaddy, Inc., Class A (A)	29,265	5,271,797
IBM Corp.	192,745	47,927,972
VeriSign, Inc. (A)	17,228	4,373,672
		117,390,542
Semiconductors and semiconductor equipment – 9.6%
Advanced Micro Devices, Inc. (A)	338,279	34,754,784
Analog Devices, Inc.	103,495	20,871,837
Applied Materials, Inc.	168,759	24,490,306
Broadcom, Inc.	975,953	163,403,811
Enphase Energy, Inc. (A)	28,163	1,747,514
First Solar, Inc. (A)	22,317	2,821,538
Intel Corp.	899,057	20,417,584
KLA Corp.	27,604	18,765,199
Lam Research Corp.	268,213	19,499,085
Microchip Technology, Inc.	111,941	5,419,064
Micron Technology, Inc.	231,121	20,082,104
Monolithic Power Systems, Inc.	9,850	5,712,803

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	5,099,196	$552,650,862
NXP Semiconductors NV	52,980	10,069,379
ON Semiconductor Corp. (A)	88,759	3,611,604
Qualcomm, Inc.	230,177	35,357,489
Skyworks Solutions, Inc.	33,293	2,151,727
Teradyne, Inc.	33,949	2,804,187
Texas Instruments, Inc.	190,154	34,170,674
		978,801,551
Software – 9.5%
Adobe, Inc. (A)	90,601	34,748,202
ANSYS, Inc. (A)	18,229	5,770,572
Autodesk, Inc. (A)	44,817	11,733,091
Cadence Design Systems, Inc. (A)	57,171	14,540,300
Crowdstrike Holdings, Inc., Class A (A)	51,241	18,066,552
Fair Isaac Corp. (A)	5,075	9,359,112
Fortinet, Inc. (A)	132,608	12,764,846
Gen Digital, Inc.	113,036	2,999,975
Intuit, Inc.	58,428	35,874,208
Microsoft Corp.	1,547,904	581,067,683
Oracle Corp.	337,738	47,219,150
Palantir Technologies, Inc., Class A (A)	427,290	36,063,276
Palo Alto Networks, Inc. (A)	137,773	23,509,585
PTC, Inc. (A)	25,041	3,880,103
Roper Technologies, Inc.	22,352	13,178,292
Salesforce, Inc.	199,281	53,479,049
ServiceNow, Inc. (A)	42,941	34,187,048
Synopsys, Inc. (A)	32,021	13,732,206
Tyler Technologies, Inc. (A)	8,922	5,187,162
Workday, Inc., Class A (A)	44,400	10,368,732
		967,729,144
Technology hardware, storage and peripherals – 7.1%
Apple, Inc.	3,127,930	694,807,091
Dell Technologies, Inc., Class C	64,029	5,836,243
Hewlett Packard Enterprise Company	270,711	4,177,071
HP, Inc.	193,926	5,369,811
NetApp, Inc.	42,688	3,749,714
Seagate Technology Holdings PLC	44,094	3,745,785
Super Micro Computer, Inc. (A)(B)	104,974	3,594,310
Western Digital Corp. (A)	72,064	2,913,548
		724,193,573
		2,933,585,537
Materials – 2.0%
Chemicals – 1.3%
Air Products & Chemicals, Inc.	46,342	13,667,183
Albemarle Corp.	24,502	1,764,634
CF Industries Holdings, Inc.	36,275	2,834,891
Corteva, Inc.	143,268	9,015,855
Dow, Inc.	145,936	5,096,085
DuPont de Nemours, Inc.	87,124	6,506,420
Eastman Chemical Company	24,162	2,128,914
Ecolab, Inc.	52,533	13,318,166
International Flavors & Fragrances, Inc.	53,298	4,136,458
Linde PLC	99,256	46,217,564
LyondellBasell Industries NV, Class A	54,157	3,812,653
PPG Industries, Inc.	48,361	5,288,275
The Mosaic Company	66,214	1,788,440
The Sherwin-Williams Company	48,299	16,865,528
		132,441,066
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,740	6,091,376
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	27,528	$6,422,282
		12,513,658
Containers and packaging – 0.3%
Amcor PLC	301,286	2,922,474
Avery Dennison Corp.	16,748	2,980,642
Ball Corp.	62,208	3,239,171
International Paper Company	109,197	5,825,660
Packaging Corp. of America	18,588	3,680,796
Smurfit WestRock PLC	103,007	4,641,495
		23,290,238
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	299,531	11,340,244
Newmont Corp.	237,313	11,457,472
Nucor Corp.	48,947	5,890,282
Steel Dynamics, Inc.	29,514	3,691,611
		32,379,609
		200,624,571
Real estate – 2.2%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	32,422	2,999,359
Healthpeak Properties, Inc.	145,801	2,948,096
Ventas, Inc.	90,693	6,236,051
Welltower, Inc.	126,725	19,415,537
		31,599,043
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	145,714	2,070,596
Industrial REITs – 0.2%
Prologis, Inc.	193,064	21,582,625
Office REITs – 0.0%
BXP, Inc.	30,322	2,037,335
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	61,146	7,996,674
CoStar Group, Inc. (A)	87,979	6,970,576
		14,967,250
Residential REITs – 0.3%
AvalonBay Communities, Inc.	29,611	6,355,113
Camden Property Trust	22,238	2,719,707
Equity Residential	71,170	5,094,349
Essex Property Trust, Inc.	13,397	4,107,118
Invitation Homes, Inc.	118,760	4,138,786
Mid-America Apartment Communities, Inc.	24,364	4,082,919
UDR, Inc.	62,591	2,827,235
		29,325,227
Retail REITs – 0.3%
Federal Realty Investment Trust	15,940	1,559,251
Kimco Realty Corp.	140,515	2,984,539
Realty Income Corp.	182,440	10,583,344
Regency Centers Corp.	34,052	2,511,676
Simon Property Group, Inc.	63,931	10,617,660
		28,256,470
Specialized REITs – 0.9%
American Tower Corp.	97,408	21,195,981
Crown Castle, Inc.	90,593	9,442,508
Digital Realty Trust, Inc.	66,324	9,503,566
Equinix, Inc.	20,113	16,399,135
Extra Space Storage, Inc.	44,189	6,561,625
Iron Mountain, Inc.	61,173	5,263,325
Public Storage	32,852	9,832,275
SBA Communications Corp.	22,413	4,931,084
VICI Properties, Inc.	219,745	7,168,082

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	151,457	$4,434,661
		94,732,242
		224,570,788
Utilities – 2.5%
Electric utilities – 1.6%
Alliant Energy Corp.	53,489	3,442,017
American Electric Power Company, Inc.	111,014	12,130,500
Constellation Energy Corp.	65,197	13,145,671
Duke Energy Corp.	161,026	19,640,341
Edison International	80,702	4,754,962
Entergy Corp.	89,388	7,641,780
Evergy, Inc.	47,939	3,305,394
Eversource Energy	76,377	4,743,775
Exelon Corp.	209,461	9,651,963
FirstEnergy Corp.	106,922	4,321,787
NextEra Energy, Inc.	428,663	30,387,920
NRG Energy, Inc.	42,225	4,030,799
PG&E Corp.	455,719	7,829,252
Pinnacle West Capital Corp.	23,701	2,257,520
PPL Corp.	153,832	5,554,874
The Southern Company	228,398	21,001,196
Xcel Energy, Inc.	119,702	8,473,705
		162,313,456
Gas utilities – 0.0%
Atmos Energy Corp.	32,359	5,002,054
Independent power and renewable electricity producers – 0.1%
The AES Corp.	148,216	1,840,843
Vistra Corp.	70,921	8,328,962
		10,169,805
Multi-utilities – 0.7%
Ameren Corp.	55,642	5,586,457
CenterPoint Energy, Inc.	135,853	4,921,954
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CMS Energy Corp.	62,283	$4,678,076
Consolidated Edison, Inc.	72,210	7,985,704
Dominion Energy, Inc.	175,103	9,818,025
DTE Energy Company	43,171	5,969,254
NiSource, Inc.	97,301	3,900,797
Public Service Enterprise Group, Inc.	103,856	8,547,349
Sempra	132,034	9,421,946
WEC Energy Group, Inc.	65,945	7,186,686
		68,016,248
Water utilities – 0.1%
American Water Works Company, Inc.	40,626	5,993,148
		251,494,711
TOTAL COMMON STOCKS (Cost $3,436,533,923)		$9,901,765,856
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 4.2232% (C)(D)	29,509,961	295,185,190
TOTAL SHORT-TERM INVESTMENTS (Cost $295,195,605)		$295,185,190
Total Investments (500 Index Trust) (Cost $3,731,729,528) – 99.9%		$10,196,951,046
Other assets and liabilities, net – 0.1%		13,581,963
TOTAL NET ASSETS – 100.0%		$10,210,533,009
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $4,978,026.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,105,277.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,124	Long	Jun 2025	$314,048,444	$317,712,650	$3,664,206
						$3,664,206

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.8%
U.S. Government – 18.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$993,047
1.625%, 11/15/2050	6,500,000	3,538,184
1.875%, 02/15/2041	6,000,000	4,209,375
2.000%, 08/15/2051	241,000	143,527
2.250%, 05/15/2041	3,000,000	2,223,164
2.500%, 02/15/2045	7,566,000	5,454,909
3.000%, 02/15/2047	3,420,000	2,634,202
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.375%, 08/15/2042 to 11/15/2048	$4,280,000	$3,602,606
3.875%, 05/15/2043	560,000	511,175
4.000%, 11/15/2042	4,927,000	4,596,160
4.500%, 11/15/2054	9,814,000	9,669,857
4.625%, 11/15/2044	3,435,000	3,439,294
4.750%, 11/15/2043	10,615,000	10,844,301

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
1.375%, 11/15/2031	$4,000,000	$3,378,125
1.625%, 05/15/2031	1,590,000	1,383,735
3.875%, 08/15/2033	5,180,000	5,076,805
4.000%, 03/31/2030	2,861,000	2,867,715
4.125%, 03/31/2032	6,258,000	6,276,280
4.250%, 06/30/2031	12,522,000	12,660,427
4.625%, 02/15/2035	17,327,000	17,900,957
		101,403,845
U.S. Government Agency – 35.5%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	615,381	562,092
2.500%, 08/01/2051 to 12/01/2051	1,516,708	1,280,356
3.000%, 03/01/2043 to 08/01/2052	7,307,822	6,466,527
3.500%, 10/01/2046 to 07/01/2052	14,835,882	13,560,559
4.000%, 01/01/2041 to 04/01/2053	8,940,007	8,388,983
4.500%, 12/01/2037 to 08/01/2053	17,945,438	17,333,693
5.000%, 08/01/2052 to 11/01/2054	13,854,864	13,668,643
5.500%, 04/01/2053 to 02/01/2055	7,521,755	7,577,116
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	3,069,670	2,536,788
2.500%, 01/01/2036 to 03/01/2052	7,392,644	6,287,787
3.000%, 01/01/2043 to 05/01/2052	28,707,497	25,261,381
3.500%, 06/01/2042 to 09/01/2052	23,846,553	21,775,043
4.000%, 10/01/2025 to 09/01/2053	23,933,909	22,560,635
4.500%, 11/01/2037 to 08/01/2053	19,782,799	19,099,462
5.000%, 12/01/2034 to 12/01/2054	18,964,827	18,770,092
5.500%, 09/01/2034 to 01/01/2055	10,350,462	10,444,845
6.997%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	9,253	9,528
7.000%, 09/01/2031 to 06/01/2032	43,594	45,735
7.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	34,297	35,285
7.500%, 09/01/2029 to 05/01/2031	5,382	5,651
Government National Mortgage Association
4.000%, 02/15/2041	602,974	581,625
5.000%, 04/15/2035	76,283	76,830
5.500%, 03/15/2035	37,908	38,613
6.000%, 03/15/2033 to 06/15/2033	60,615	62,348
6.500%, 09/15/2028 to 08/15/2031	6,489	6,643
7.000%, 04/15/2029	8,550	8,705
8.000%, 10/15/2026	3,426	3,452
		196,448,417
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $315,514,495)		$297,852,262
CORPORATE BONDS – 37.1%
Communication services – 2.5%
AT&T, Inc.
2.750%, 06/01/2031	1,169,000	1,039,032
3.550%, 09/15/2055	1,035,000	701,425
4.500%, 05/15/2035	324,000	304,540
CCO Holdings LLC 4.500%, 05/01/2032	218,000	189,237
Charter Communications Operating LLC
2.800%, 04/01/2031	947,000	817,630
6.384%, 10/23/2035	781,000	791,476
GCI LLC 4.750%, 10/15/2028 (B)	486,000	448,032
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	338,619
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
IHS Holding, Ltd. (continued)
8.250%, 11/29/2031 (B)	$542,000	$538,371
Iliad Holding SAS
7.000%, 04/15/2032 (B)	465,000	465,615
8.500%, 04/15/2031 (B)	200,000	209,752
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (B)(C)	431,000	315,965
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	69,807
4.125%, 08/01/2030 (B)	480,000	430,183
Midcontinent Communications 8.000%, 08/15/2032 (B)	517,000	522,745
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	394,200	392,528
7.375%, 04/02/2032 (B)	200,000	202,250
News Corp. 3.875%, 05/15/2029 (B)	403,000	379,934
Paramount Global
4.200%, 05/19/2032	190,000	170,387
4.375%, 03/15/2043	300,000	222,203
4.950%, 05/19/2050	761,000	583,126
Sirius XM Radio LLC 4.000%, 07/15/2028 (B)	148,000	138,085
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,720,000	1,648,864
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	570,097
Vodafone Group PLC
5.625%, 02/10/2053	333,000	312,404
7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	465,529
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	1,160,000	1,022,006
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	221,947
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	120,000	110,828
		13,622,617
Consumer discretionary – 3.5%
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	119,950
4.750%, 03/01/2030	388,000	362,920
AutoNation, Inc.
4.750%, 06/01/2030	460,000	451,552
5.890%, 03/15/2035	108,000	107,789
Booking Holdings, Inc. 4.625%, 04/13/2030	265,000	265,557
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	84,755
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (B)(C)	591,000	551,917
6.500%, 02/15/2032 (B)	234,000	233,241
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	170,307
Dealer Tire LLC 8.000%, 02/01/2028 (B)	111,000	108,169
Flutter Treasury Designated Activity Company 6.375%, 04/29/2029 (B)	200,000	203,775
Ford Motor Company 3.250%, 02/12/2032	395,000	325,536
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,298,000	1,162,115

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
5.113%, 05/03/2029	$897,000	$864,692
5.800%, 03/08/2029	337,000	333,699
6.054%, 11/05/2031	584,000	572,153
6.125%, 03/08/2034	1,195,000	1,146,391
7.122%, 11/07/2033	468,000	478,258
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)	134,000	132,423
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,625,000	1,489,578
5.950%, 04/04/2034	1,492,000	1,484,479
Genting New York LLC 7.250%, 10/01/2029 (B)	200,000	203,828
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	458,000	385,812
11.500%, 08/15/2029 (B)	315,000	307,818
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	140,000	131,741
Hilton Grand Vacations Borrower LLC
5.000%, 06/01/2029 (B)	436,000	408,610
6.625%, 01/15/2032 (B)	454,000	449,854
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (B)	104,000	99,802
KB Home 4.000%, 06/15/2031	215,000	192,989
Kohl's Corp. 4.625%, 05/01/2031	301,000	210,069
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	161,145
4.375%, 01/15/2031 (B)	290,000	262,747
4.625%, 12/15/2027 (B)	50,000	48,430
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (B)	418,000	402,196
6.125%, 03/15/2032 (B)	213,000	194,639
MGM Resorts International 4.750%, 10/15/2028	731,000	703,886
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	496,000	465,506
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (B)	144,000	143,993
NCL Corp., Ltd. 6.750%, 02/01/2032 (B)	384,000	379,316
Newell Brands, Inc.
6.375%, 05/15/2030	298,000	289,904
6.625%, 05/15/2032	90,000	87,430
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	200,000	217,144
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	495,000	439,749
Rivers Enterprise Borrower LLC 6.625%, 02/01/2033 (B)	334,000	328,416
Royal Caribbean Cruises, Ltd.
5.625%, 09/30/2031 (B)	209,000	205,222
6.000%, 02/01/2033 (B)	386,000	385,759
6.250%, 03/15/2032 (B)	118,000	119,066
S&S Holdings LLC 8.375%, 10/01/2031 (B)	107,000	101,085
Saks Global Enterprises LLC 11.000%, 12/15/2029 (B)	401,000	324,850
Service Corp. International 5.750%, 10/15/2032	103,000	101,222
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	597,000	409,839
7.875%, 05/01/2029 (B)(C)	509,000	270,018
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Travel + Leisure Company 4.625%, 03/01/2030 (B)	$101,000	$94,357
Valvoline, Inc. 3.625%, 06/15/2031 (B)	424,000	368,560
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (B)	115,000	117,961
		19,662,219
Consumer staples – 0.6%
Fiesta Purchaser, Inc. 7.875%, 03/01/2031 (B)	80,000	82,597
JBS USA LUX SA
3.625%, 01/15/2032	460,000	414,475
3.750%, 12/01/2031	86,000	78,495
5.750%, 04/01/2033	573,000	582,071
5.950%, 04/20/2035 (B)	133,000	136,697
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	613,854
Mars, Inc. 5.000%, 03/01/2032 (B)	323,000	324,396
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	554,000	553,874
Performance Food Group, Inc. 6.125%, 09/15/2032 (B)	156,000	155,058
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	377,825
		3,319,342
Energy – 6.0%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	141,715
4.000%, 01/15/2031 (B)	289,000	270,213
5.800%, 10/01/2054 (B)	235,000	214,289
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	418,000	408,581
6.625%, 02/01/2032 (B)	341,000	346,690
Antero Resources Corp. 5.375%, 03/01/2030 (B)	90,000	88,363
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	541,000	527,924
6.625%, 10/15/2032 (B)	145,000	144,324
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	105,264
7.250%, 07/15/2032 (B)	206,000	213,108
Buckeye Partners LP 4.500%, 03/01/2028 (B)	112,000	107,466
Cheniere Energy Partners LP
4.000%, 03/01/2031	766,000	718,374
5.950%, 06/30/2033	558,000	573,083
Cheniere Energy, Inc. 5.650%, 04/15/2034	250,000	252,896
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	135,149
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	413,000	411,336
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	105,000	109,108
6.036%, 11/15/2033 (B)	656,000	677,295
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	396,000	331,545
4.900%, 06/01/2044	334,000	270,903
5.750%, 01/15/2031 (B)	683,000	688,265
Diamondback Energy, Inc. 5.750%, 04/18/2054	574,000	541,144

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DT Midstream, Inc. 5.800%, 12/15/2034 (B)	$544,000	$546,539
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	492,396
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	683,000	660,437
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	544,000	537,857
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	188,340
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	143,827
5.875%, 03/30/2031 (B)	260,000	238,710
Energy Transfer LP
5.150%, 03/15/2045	550,000	481,322
5.250%, 07/01/2029	342,000	346,979
5.400%, 10/01/2047	651,000	582,971
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	1,073,000	1,071,735
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	770,034
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,018,000	1,002,295
EQM Midstream Partners LP
6.375%, 04/01/2029 (B)	257,000	262,942
7.500%, 06/01/2030 (B)	115,000	124,135
Expand Energy Corp. 4.750%, 02/01/2032	406,000	384,012
Genesis Energy LP
7.875%, 05/15/2032	238,000	239,691
8.000%, 05/15/2033	270,000	272,101
Global Partners LP 8.250%, 01/15/2032 (B)	266,000	273,438
Harbour Energy PLC 6.327%, 04/01/2035 (B)	810,000	806,405
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)	78,000	73,381
5.500%, 10/15/2030 (B)	31,000	30,354
6.500%, 06/01/2029 (B)	105,000	107,088
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (B)	64,000	65,570
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	656,260
6.750%, 06/30/2030 (B)	113,000	109,610
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	319,000	308,163
Matador Resources Company 6.250%, 04/15/2033 (B)	236,000	230,201
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	422,577	348,307
MPLX LP
4.950%, 09/01/2032	344,000	337,082
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP (continued)
5.000%, 03/01/2033	$355,000	$346,514
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	225,589
6.050%, 10/01/2054	582,000	544,815
6.450%, 09/15/2036	618,000	636,149
6.600%, 03/15/2046	276,000	278,231
6.625%, 09/01/2030	676,000	710,139
ONEOK, Inc.
6.050%, 09/01/2033	565,000	588,274
6.625%, 09/01/2053	633,000	662,402
Ovintiv, Inc.
6.250%, 07/15/2033	317,000	327,430
7.200%, 11/01/2031	55,000	59,479
Parkland Corp.
4.500%, 10/01/2029 (B)	376,000	354,576
4.625%, 05/01/2030 (B)	327,000	306,885
6.625%, 08/15/2032 (B)	160,000	159,908
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	927,000	909,952
Saudi Arabian Oil Company 5.250%, 07/17/2034 (B)	305,000	306,670
Sunoco LP
4.500%, 04/30/2030	569,000	532,118
6.250%, 07/01/2033 (B)	219,000	219,229
7.000%, 05/01/2029 (B)	324,000	331,446
7.250%, 05/01/2032 (B)	324,000	334,618
Talos Production, Inc.
9.000%, 02/01/2029 (B)	53,000	54,460
9.375%, 02/01/2031 (B)	66,000	67,152
Targa Resources Corp.
5.500%, 02/15/2035	592,000	588,498
6.150%, 03/01/2029	521,000	544,772
Targa Resources Partners LP 4.000%, 01/15/2032	581,000	536,122
Var Energi ASA 8.000%, 11/15/2032 (B)	1,043,000	1,171,816
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (B)	296,000	268,946
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)	315,000	310,334
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	1,043,000	989,795
9.500%, 02/01/2029 (B)	538,000	576,903
Vital Energy, Inc. 7.875%, 04/15/2032 (B)(C)	322,000	299,756
Western Midstream Operating LP
4.050%, 02/01/2030	490,000	467,642
5.450%, 11/15/2034	285,000	278,452
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	229,802
5.700%, 09/30/2031 (B)	284,000	287,300
		33,475,391
Financials – 10.9%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	358,000	355,710
8.000%, 11/01/2031	467,000	520,379
Ambac Assurance Corp. 5.100%, 04/22/2025 (B)(D)	131	181
AmWINS Group, Inc. 6.375%, 02/15/2029 (B)	204,000	205,555

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Apollo Debt Solutions BDC
6.700%, 07/29/2031	$452,000	$466,349
6.900%, 04/13/2029	793,000	822,798
Ares Capital Corp.
2.875%, 06/15/2028	489,000	455,144
5.875%, 03/01/2029	382,000	387,820
Ares Strategic Income Fund
5.600%, 02/15/2030 (B)	434,000	427,768
6.200%, 03/21/2032 (B)	381,000	378,841
6.350%, 08/15/2029 (B)	178,000	180,721
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	323,604
5.322%, 11/13/2031 (B)	385,000	385,247
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	130,540
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	225,775
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	320,000	321,714
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (B)	155,000	157,069
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	684,000	785,698
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	973,000	873,938
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,599,000	1,407,355
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	405,000	363,506
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	460,943
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	891,000	872,406
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	770,000	782,425
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	541,000	546,990
7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (D)	200,000	195,589
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	659,000	679,405
Blackstone Private Credit Fund
5.250%, 04/01/2030 (B)	449,000	438,310
5.950%, 07/16/2029	233,000	235,520
6.000%, 01/29/2032	432,000	428,299
7.300%, 11/27/2028	479,000	506,621
Blackstone Secured Lending Fund 5.350%, 04/13/2028	429,000	428,858
Block, Inc. 3.500%, 06/01/2031	126,000	110,780
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	474,000	482,385
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (continued)
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	$230,000	$245,818
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (B)	500,000	509,724
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	540,000	514,530
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	696,000	713,380
Citizens Financial Group, Inc.
3.250%, 04/30/2030	100,000	91,862
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	401,000	403,154
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	909,058
CNA Financial Corp. 2.050%, 08/15/2030	91,000	79,149
CNO Financial Group, Inc.
5.250%, 05/30/2029	706,000	707,003
6.450%, 06/15/2034	286,000	298,251
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	358,000	363,787
Credit Agricole SA
3.250%, 01/14/2030 (B)	1,049,000	965,328
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	675,231
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	564,000	565,264
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	617,747
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	434,773
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	584,826
Enova International, Inc. 9.125%, 08/01/2029 (B)	139,000	143,250
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	226,000	224,661
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	395,000	404,341
7.594%, (3 month CME Term SOFR + 3.295%), 04/28/2025 (A)(D)	410,000	409,081
First Citizens BancShares, Inc. 5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	539,000	539,434

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	$323,000	$324,628
GA Global Funding Trust 5.200%, 12/09/2031 (B)	378,000	375,958
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	384,000	370,065
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	168,107
HPS Corporate Lending Fund 5.950%, 04/14/2032 (B)	218,000	215,034
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	333,512
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	170,186
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	249,000	259,202
ING Groep NV
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	209,738
6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (D)	135,000	134,912
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	470,000	479,083
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	401,000	359,825
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	886,000	805,638
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	276,000	274,081
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	582,128
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	587,268
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	621,000	627,896
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	582,000	584,327
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	412,583
KeyCorp 5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	556,000	558,441
Lazard Group LLC 4.375%, 03/11/2029	552,000	543,508
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	$203,000	$194,369
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	342,000	325,091
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	114,802
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	425,639
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (B)	130,000	128,180
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	424,000	392,835
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	445,208
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	563,927
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	172,845
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	926,000	767,737
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	927,000	939,290
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	700,073
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	588,625
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	566,000	558,893
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	441,000	462,996
OneMain Finance Corp. 9.000%, 01/15/2029	233,000	244,513
Popular, Inc. 7.250%, 03/13/2028	517,000	534,804
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	892,000	880,514
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	239,632
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	224,000	220,562
Ryan Specialty LLC 5.875%, 08/01/2032 (B)	397,000	392,110
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	151,000	135,615
Sixth Street Lending Partners
5.750%, 01/15/2030	274,000	271,375

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sixth Street Lending Partners (continued)
6.125%, 07/15/2030 (B)	$216,000	$217,399
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	557,000	488,190
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (B)	230,000	233,985
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (B)	380,000	371,327
7.250%, 04/01/2029 (B)	84,000	86,113
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	510,910
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	342,000	346,900
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	334,000	348,850
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,635,000	1,427,590
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	697,000	602,390
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	553,986
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	378,000	384,717
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	392,486
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	442,253
TrueNoord Capital DAC 8.750%, 03/01/2030 (B)	235,000	238,507
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	560,948
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,200,000	1,234,556
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	366,000	394,103
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	556,502
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	636,467
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	371,375
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp (continued)
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	$604,000	$623,275
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	460,205
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	425,196
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(D)	368,000	362,418
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(D)	487,000	479,021
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	467,000	532,941
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,847,000	1,657,169
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	542,000	538,260
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	335,000	340,616
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	878,132
		60,516,437
Health care – 2.1%
Amgen, Inc.
5.250%, 03/02/2030 to 03/02/2033	1,947,000	1,980,653
5.650%, 03/02/2053	656,000	643,489
Cencora, Inc. 2.800%, 05/15/2030	430,000	393,961
Centene Corp.
3.000%, 10/15/2030	478,000	418,073
3.375%, 02/15/2030	273,000	246,900
DaVita, Inc. 4.625%, 06/01/2030 (B)	294,000	270,648
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)(C)	237,000	247,079
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	995,000	841,171
HCA, Inc. 5.450%, 04/01/2031	464,000	471,307
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	551,291
Icon Investments Six DAC 5.849%, 05/08/2029	305,000	314,629
IQVIA, Inc. 6.250%, 02/01/2029	320,000	333,210
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	570,464
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	275,798
Solventum Corp.
5.400%, 03/01/2029	478,000	487,613
5.450%, 03/13/2031	919,000	936,253

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Star Parent, Inc. 9.000%, 10/01/2030 (B)	$154,000	$151,791
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	440,909
Varex Imaging Corp. 7.875%, 10/15/2027 (B)	189,000	191,935
Viatris, Inc.
2.700%, 06/22/2030	901,000	784,656
4.000%, 06/22/2050	2,005,000	1,314,970
		11,866,800
Industrials – 3.6%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (B)	132,000	134,133
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,671,000	1,480,429
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	282,361
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	301,167
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	548,000	580,880
Allied Universal Holdco LLC 7.875%, 02/15/2031 (B)	699,000	707,912
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	552,104	534,467
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	36,120	33,730
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	324,720	309,249
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	424,350	408,963
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	276,135	258,127
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	654,383	587,341
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	488,237	447,237
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	79,461	76,276
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	482,330	423,044
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	513,825	483,965
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	196,999
Arcosa, Inc. 6.875%, 08/15/2032 (B)	71,000	71,981
Ashtead Capital, Inc.
5.500%, 08/11/2032 (B)	200,000	199,260
5.550%, 05/30/2033 (B)	400,000	396,805
5.950%, 10/15/2033 (B)	472,000	478,844
Belron UK Finance PLC 5.750%, 10/15/2029 (B)	200,000	198,600
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	$448,000	$421,682
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	59,749	56,741
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	205,200	197,472
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	58,186	61,065
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (B)	130,000	123,806
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	392,737
6.375%, 06/15/2032 to 03/01/2034 (B)	633,000	629,881
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	313,000	333,040
Cimpress PLC 7.375%, 09/15/2032 (B)	455,000	418,108
Delta Air Lines, Inc. 4.375%, 04/19/2028	321,000	314,562
Efesto Bidco S.p.A Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	323,730
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	433,874
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	576,000	576,255
Flowserve Corp. 3.500%, 10/01/2030	327,000	301,411
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	387,000	372,708
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	308,000	316,525
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	361,886	313,819
MasTec, Inc. 5.900%, 06/15/2029	309,000	316,393
Owens Corning 5.700%, 06/15/2034	589,000	605,350
Quanta Services, Inc. 5.250%, 08/09/2034	292,000	288,586
Regal Rexnord Corp. 6.400%, 04/15/2033	282,000	292,729
The Boeing Company 6.528%, 05/01/2034	331,000	354,662
TriNet Group, Inc. 3.500%, 03/01/2029 (B)	104,000	94,308
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	485,219	460,824
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	453,886	426,912
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	580,504	591,158
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	625,731	634,245
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	454,014	456,786

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	$493,666	$497,509
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	145,727
WESCO Distribution, Inc. 6.375%, 03/15/2033 (B)	146,000	146,737
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	191,214
		19,682,326
Information technology – 2.4%
AppLovin Corp. 5.375%, 12/01/2031	314,000	315,593
Atlassian Corp. 5.250%, 05/15/2029	331,000	336,852
Broadcom, Inc.
3.419%, 04/15/2033 (B)	2,610,000	2,323,837
3.469%, 04/15/2034 (B)	285,000	250,873
4.550%, 02/15/2032	223,000	217,582
CDW LLC
5.100%, 03/01/2030	181,000	180,688
5.550%, 08/22/2034	241,000	238,185
Cloud Software Group, Inc.
8.250%, 06/30/2032 (B)	157,000	159,627
9.000%, 09/30/2029 (B)	108,000	107,718
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)	144,000	141,229
Dell International LLC 5.400%, 04/15/2034	1,351,000	1,361,469
Flex, Ltd. 5.250%, 01/15/2032	165,000	163,945
Foundry JV Holdco LLC 5.875%, 01/25/2034 (B)	877,000	879,085
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	279,541
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	386,881
5.300%, 01/15/2031	368,000	372,115
5.875%, 09/15/2033	544,000	565,832
6.750%, 11/01/2029	974,000	1,044,966
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	686,882
2.750%, 05/24/2031	715,000	633,399
Oracle Corp.
2.950%, 04/01/2030	355,000	326,137
5.250%, 02/03/2032	377,000	381,862
5.550%, 02/06/2053	893,000	834,650
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	412,904
4.375%, 10/15/2029	311,000	296,646
Rocket Software, Inc. 9.000%, 11/28/2028 (B)	256,000	263,993
Virtusa Corp. 7.125%, 12/15/2028 (B)	114,000	107,187
		13,269,678
Materials – 1.5%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	131,760
Aris Mining Corp. 8.000%, 10/31/2029 (B)	400,000	406,186
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (B)	211,000	215,138
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (B)	862,000	738,923
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Capstone Copper Corp. 6.750%, 03/31/2033 (B)	$112,000	$111,555
Cemex SAB de CV
3.875%, 07/11/2031 (B)(C)	545,000	488,070
5.200%, 09/17/2030 (B)	445,000	434,743
9.125%, (9.125% to 6-14-28, then 5 Year CMT + 5.157%), 03/14/2028 (B)(D)	219,000	222,338
Clydesdale Acquisition Holdings, Inc.
6.875%, 01/15/2030 (B)	387,000	389,935
8.750%, 04/15/2030 (B)	161,000	163,277
CSN Resources SA 4.625%, 06/10/2031 (B)	450,000	348,570
First Quantum Minerals, Ltd. 8.000%, 03/01/2033 (B)	200,000	202,651
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	614,000	591,513
5.400%, 11/14/2034	454,000	454,076
5.450%, 03/15/2043	354,000	331,928
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	182,617
Magnera Corp. 7.250%, 11/15/2031 (B)	638,000	620,525
Novelis Corp. 4.750%, 01/30/2030 (B)	525,000	489,513
Novelis, Inc. 6.875%, 01/30/2030 (B)	99,000	100,401
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (B)	691,000	674,589
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (B)	306,000	307,943
6.750%, 03/01/2033 (B)	79,000	78,641
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	161,343
Vulcan Materials Company 5.350%, 12/01/2034	218,000	220,000
		8,066,235
Real estate – 0.9%
American Tower Corp.
5.550%, 07/15/2033	394,000	402,674
5.650%, 03/15/2033	394,000	406,138
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	601,810
GLP Capital LP
3.250%, 01/15/2032	269,000	232,835
4.000%, 01/15/2030	262,000	247,668
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	116,336
Iron Mountain, Inc.
5.250%, 07/15/2030 (B)	304,000	291,485
6.250%, 01/15/2033 (B)	307,000	304,041
Uniti Group LP 6.500%, 02/15/2029 (B)	179,000	160,777
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	282,599
4.625%, 12/01/2029 (B)	571,000	553,935
5.125%, 11/15/2031 to 05/15/2032	1,201,000	1,180,325
XHR LP 6.625%, 05/15/2030 (B)	215,000	211,074
		4,991,697
Utilities – 3.1%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	382,111	341,034

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Alpha Generation LLC 6.750%, 10/15/2032 (B)	$214,000	$214,139
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	206,176
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	223,572
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)(C)	199,232	210,207
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	177,000	177,320
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	639,000	648,782
Constellation Energy Generation LLC
6.125%, 01/15/2034	195,000	205,483
6.500%, 10/01/2053	312,000	327,107
Dominion Energy, Inc.
3.375%, 04/01/2030	308,000	287,834
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	419,318
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	194,445
Duke Energy Corp. 5.750%, 09/15/2033	647,000	674,287
Electricite de France SA
5.650%, 04/22/2029 (B)	756,000	779,739
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	621,000	698,442
Exelon Corp.
5.125%, 03/15/2031	324,000	327,589
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	128,450
FirstEnergy Corp. 2.650%, 03/01/2030	379,000	341,300
Georgia Power Company 4.950%, 05/17/2033	340,000	337,655
Lightning Power LLC 7.250%, 08/15/2032 (B)	275,000	283,135
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	234,457
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	299,322
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	110,099
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	262,000	265,254
NiSource, Inc. 3.600%, 05/01/2030	345,000	326,701
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	296,695
3.875%, 02/15/2032 (B)	626,000	548,927
4.450%, 06/15/2029 (B)	412,000	400,076
5.750%, 07/15/2029 (B)	216,000	211,942
6.000%, 02/01/2033 (B)	303,000	294,769
6.250%, 11/01/2034 (B)	303,000	298,276
7.000%, 03/15/2033 (B)	497,000	535,814
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	408,476
Pacific Gas & Electric Company
4.950%, 07/01/2050	282,000	235,479
5.800%, 05/15/2034	430,000	434,193
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp 7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	$452,000	$457,816
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	686,031
Sempra
5.500%, 08/01/2033	534,000	538,123
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	400,263
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	394,094
The Southern Company
5.200%, 06/15/2033	199,000	199,467
5.700%, 03/15/2034	490,000	506,069
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	537,000	549,868
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	176,503
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	891,000	862,408
6.875%, 04/15/2032 (B)	228,000	232,381
6.950%, 10/15/2033 (B)	431,000	462,960
		17,392,477
TOTAL CORPORATE BONDS (Cost $206,988,640)		$205,865,219
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	174,364
TOTAL MUNICIPAL BONDS (Cost $231,000)		$174,364
TERM LOANS (E) – 0.3%
Financials – 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 01/30/2032	367,080	363,853
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%) 8.325%, 04/23/2031	190,045	188,097
Industrials – 0.1%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.819%, 02/04/2032	228,000	225,492
Gloves Buyer, Inc., 2025 Term Loan 01/17/2032 TBD (F)	555,000	532,800
		758,292
Information technology – 0.0%
Clearwater Analytics LLC, 2025 Term Loan B 02/07/2032 TBD (F)	104,000	103,480
Materials – 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 02/10/2032	280,000	276,570
TOTAL TERM LOANS (Cost $1,720,285)		$1,690,292

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
Commercial and residential – 2.6%
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(G)	$197,396	$165,254
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	391,532	388,955
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(G)	135,734	121,534
BAHA Trust Series 2024-MAR, Class A 5.574%, 12/10/2041 (B)(G)	484,000	490,841
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (B)(G)	116,000	72,231
BANK Series 2021-BN34, Class XA IO 0.971%, 06/15/2063	12,717,338	543,296
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,229	69,978
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	152,975
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	158,000	162,724
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	178,560	174,701
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	541,157
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (G)	163,000	167,726
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(G)	80,188	74,441
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	229,000	211,442
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (B)(G)	300,000	275,046
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	270,117
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.688%, 07/20/2034 (G)	245,029	237,392
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.820%, 12/15/2072	14,422,117	480,365
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (B)(G)	340,000	347,185
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(G)	180,611	149,736
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(G)	346,601	294,801
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.436%, 05/10/2051	4,962,873	57,706
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CX, Class A 2.173%, 11/10/2046 (B)	$500,000	$421,496
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	40,903	40,208
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(G)	99,295	89,090
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(G)	135,557	117,054
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(G)	247,955	204,896
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	391,439
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 5.331%, 07/19/2044 (A)	200,434	190,085
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(G)	48,886	42,132
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(G)	171,970	141,385
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(G)	300,663	245,651
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.767%, 08/25/2029 (A)(B)	87,868	84,283
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(G)	110,420	94,938
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(G)	116,184	98,867
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(G)	182,509	156,382
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(G)	82,292	73,054
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	6,129,615	95,770
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,297,412	81,089
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,762,826	114,146
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (B)(G)	214,000	217,718
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(G)	104,139	89,979
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	229,754

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.868%, 04/21/2034 (G)	$38,989	$37,977
Series 2004-8, Class 5A1, 7.517%, 08/25/2034 (G)	20,858	20,312
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(G)	69,574	64,756
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.605%, 11/15/2052	19,984,792	476,054
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.316%, 01/15/2043 (B)(G)	98,000	88,873
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (B)(G)	279,000	270,327
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	107,625	99,434
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(G)	87,486	74,135
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(G)	190,552	154,925
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(G)	239,499	211,492
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	446,000	449,403
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	576,754
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.834%, 05/20/2035 (A)	17,423	15,901
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	295,909
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(G)	26,382	26,331
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(G)	1,000,000	980,803
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(G)	183,969	172,457
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(G)	126,772	122,096
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(G)	109,075	103,984
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	175,832	158,888
Series 2024-4, Class A1A, 4.416%, 10/27/2064 (B)(G)	217,275	217,295
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (B)	47,023	45,278
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(G)	200,203	171,052
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(G)	$118,081	$97,475
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(G)	169,522	144,195
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(G)	52,972	50,883
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	150,622	130,000
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	480,132	443,047
		14,369,055
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	446,377	36,433
Series 3387, Class SB IO, 1.957%, 11/15/2037	496,243	43,637
Series K109, Class X1 IO, 1.574%, 04/25/2030	3,072,655	196,083
Series K121, Class X1 IO, 1.018%, 10/25/2030	12,568,145	560,734
Series T-41, Class 3A, 4.382%, 07/25/2032 (G)	31,937	28,928
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,370	2,400
Series 2002-W3, Class A5, 7.500%, 11/25/2041	35,758	37,656
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	393,109	33,813
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	602,589
Government National Mortgage Association
Series 2008-90, Class IO, 2.016%, 12/16/2050	1,965,507	250,296
Series 2010-147, Class SA IO, 1.736%, 05/20/2040	147,549	3,778
Series 2010-85, Class SB IO, 2.166%, 03/16/2040	349,155	17,671
Series 2012-114, Class IO, 0.629%, 01/16/2053	235,937	3,712
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,919,790	44,036
Series 2015-86, Class IO, 0.403%, 05/16/2052	20,039,126	285,387
Series 2016-174, Class IO, 0.889%, 11/16/2056	285,833	12,093
Series 2017-109, Class IO, 0.229%, 04/16/2057	594,432	7,873
Series 2017-124, Class IO, 0.626%, 01/16/2059	530,666	18,668
Series 2017-135, Class IO, 0.698%, 10/16/2058	855,140	28,524
Series 2017-140, Class IO, 0.486%, 02/16/2059	371,482	10,345
Series 2017-159, Class IO, 0.430%, 06/16/2059	601,186	15,600

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-169, Class IO, 0.577%, 01/16/2060	$1,756,697	$55,656
Series 2017-20, Class IO, 0.519%, 12/16/2058	1,344,982	31,012
Series 2017-22, Class IO, 0.746%, 12/16/2057	178,233	6,451
Series 2017-41, Class IO, 0.563%, 07/16/2058	429,362	11,591
Series 2017-46, Class IO, 0.651%, 11/16/2057	530,152	20,172
Series 2017-61, Class IO, 0.700%, 05/16/2059	207,872	7,594
Series 2018-158, Class IO, 0.794%, 05/16/2061	1,530,444	90,865
Series 2018-35, Class IO, 0.541%, 03/16/2060	1,347,804	44,101
Series 2018-43, Class IO, 0.454%, 05/16/2060	997,595	32,460
Series 2018-69, Class IO, 0.607%, 04/16/2060	346,872	15,811
Series 2018-81, Class IO, 0.485%, 01/16/2060	264,312	11,047
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,568,664	46,874
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,208,030	69,942
Series 2020-100, Class IO, 0.785%, 05/16/2062	1,404,438	85,290
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,056,831	178,977
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,332,830	182,656
Series 2020-118, Class IO, 0.883%, 06/16/2062	2,376,744	150,322
Series 2020-119, Class IO, 0.607%, 08/16/2062	1,310,181	61,860
Series 2020-120, Class IO, 0.769%, 05/16/2062	751,599	45,067
Series 2020-137, Class IO, 0.797%, 09/16/2062	3,524,559	206,525
Series 2020-143, Class IB IO, 0.872%, 03/16/2062	4,132,786	261,936
Series 2020-150, Class IO, 0.965%, 12/16/2062	2,144,577	151,991
Series 2020-170, Class IO, 0.835%, 11/16/2062	2,843,874	185,754
Series 2020-28, Class IO, 0.822%, 11/16/2061	5,074,077	290,798
Series 2020-92, Class IO, 0.880%, 02/16/2062	3,238,098	188,755
Series 2021-3, Class IO, 0.869%, 09/16/2062	3,563,126	230,359
Series 2021-40, Class IO, 0.822%, 02/16/2063	875,049	54,501
Series 2022-150, Class IO, 0.822%, 06/16/2064	300,172	17,624
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,944,834	111,178
Series 2022-181, Class IO, 0.718%, 07/16/2064	925,282	57,542
Series 2022-21, Class IO, 0.784%, 10/16/2063	857,538	49,022
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-177, Class IO, 0.860%, 06/16/2065	$1,991,380	$124,472
Series 2023-197, Class IO, 1.240%, 09/16/2065	603,024	51,982
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,224,675	84,558
Series 2024-179, Class XI IO, 0.830%, 12/16/2066	4,518,656	335,447
		5,790,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,440,727)		$20,159,503
ASSET-BACKED SECURITIES – 4.5%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	92,611	90,960
AIMCO CLO, Ltd. Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) 5.700%, 07/22/2037 (A)(B)	250,000	250,132
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	116,883
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	197,311
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	71,434	65,248
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	453,625	431,858
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 5.635%, 01/25/2035 (A)	156,736	150,281
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	393,061	387,872
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	361,900	345,908
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	335,742	310,114
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	266,175	243,409
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	606,007	550,901
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	380,000	381,633
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	177,726
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,209	2,240
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	607,000	590,607
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	549,199

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	$225,000	$218,528
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	185,070	180,886
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	967,500	887,831
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	347,984
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,202,229
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	278,221	263,773
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	408,792	376,372
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	236,290
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	302,886
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	84,978	84,207
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	235,723	233,834
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	468,410
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	150,633
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,991	567,922
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	451,000	455,165
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	205,000	210,565
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	125,400	107,648
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	534,188	502,424
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	247,350	229,593
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	490,000	497,795
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	469,394
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	355,575
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	38,218	37,119
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 5.693%, 07/20/2037 (A)(B)	$271,000	$271,275
Progress Residential Trust
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	925,554
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (B)	384,000	358,685
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (B)	260,000	239,740
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	18,772	18,739
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	820,626
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.869%, 01/15/2038 (A)(B)	278,000	277,988
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.625%, 04/15/2038 (A)(B)	291,000	290,361
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	243,540	248,999
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	124,261	111,056
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	520,186	525,180
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	391,559	394,568
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	303,425	295,355
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	318,450	286,896
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	282,650	243,977
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	264,338	266,237
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	236,408	239,864
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	586,530	578,375
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	140,692	137,052
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	167,082
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	571,000	550,856
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	263,750	249,486
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	612,567	547,601

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	$500,000	$465,637
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	409,403	377,984
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	223,740	202,509
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	228,986
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	289,764
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	382,807
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	228,929	213,388
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	433,066	415,283
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	290,510	263,820
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	119,725	112,969
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	253,480
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	271,165	247,888
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	390,614
TOTAL ASSET-BACKED SECURITIES (Cost $25,595,292)		$25,120,026
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (H)	937	25,283
TOTAL COMMON STOCKS (Cost $237,377)		$25,283
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	123,003
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	36,024
TOTAL PREFERRED SECURITIES (Cost $187,013)		$159,027
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 4.2232% (I)(J)	820,082	8,203,198
TOTAL SHORT-TERM INVESTMENTS (Cost $8,203,310)		$8,203,198
Total Investments (Active Bond Trust) (Cost $583,118,139) – 100.9%		$559,249,174
Other assets and liabilities, net – (0.9%)		(5,161,844)
TOTAL NET ASSETS – 100.0%		$554,087,330
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
Active Bond Trust (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,611,115 or 20.3% of the fund's net assets as of 3-31-25.
(C)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,145,380.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 3-31-25.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,196,644.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	44,340,100	$1,146,634,988
TOTAL INVESTMENT COMPANIES (Cost $1,016,326,583)		$1,146,634,988
Total Investments (American Asset Allocation Trust) (Cost $1,016,326,583) - 100.0%		$1,146,634,988
Other assets and liabilities, net - (0.0%)		(4,466)
TOTAL NET ASSETS - 100.0%		$1,146,630,522
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,160,152	$185,455,870
TOTAL INVESTMENT COMPANIES (Cost $166,197,817)		$185,455,870
Total Investments (American Global Growth Trust) (Cost $166,197,817) - 100.0%		$185,455,870
Other assets and liabilities, net - (0.0%)		(18,682)
TOTAL NET ASSETS - 100.0%		$185,437,188

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	7,925,457	$938,770,351
TOTAL INVESTMENT COMPANIES (Cost $697,962,344)		$938,770,351
Total Investments (American Growth Trust) (Cost $697,962,344) - 100.0%		$938,770,351
Other assets and liabilities, net - (0.0%)		(11,459)
TOTAL NET ASSETS - 100.0%		$938,758,892
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	13,490,235	$910,725,732
TOTAL INVESTMENT COMPANIES (Cost $680,209,518)		$910,725,732
Total Investments (American Growth-Income Trust) (Cost $680,209,518) - 100.0%		$910,725,732
Other assets and liabilities, net - (0.0%)		(13,388)
TOTAL NET ASSETS - 100.0%		$910,712,344
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	18,992,454	$336,736,216
TOTAL INVESTMENT COMPANIES (Cost $356,266,231)		$336,736,216
Total Investments (American International Trust) (Cost $356,266,231) - 100.0%		$336,736,216
Other assets and liabilities, net - (0.0%)		(13,866)
TOTAL NET ASSETS - 100.0%		$336,722,350
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Portfolio of Investments.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 15.8%
Entertainment – 2.9%
Netflix, Inc. (A)	48,332	$45,071,040
Sea, Ltd., ADR (A)	67,348	8,788,241
		53,859,281
Interactive media and services – 11.6%
Alphabet, Inc., Class A	133,601	20,660,059
Alphabet, Inc., Class C	668,868	104,497,248
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	154,675	$89,148,483
		214,305,790
Wireless telecommunication services – 1.3%
T-Mobile US, Inc.	92,692	24,721,883
		292,886,954
Consumer discretionary – 16.2%
Automobiles – 2.2%
Tesla, Inc. (A)	158,662	41,118,844
Broadline retail – 8.4%
Amazon.com, Inc. (A)	816,592	155,364,794
Hotels, restaurants and leisure – 2.3%
Booking Holdings, Inc.	3,982	18,344,716
Chipotle Mexican Grill, Inc. (A)	306,352	15,381,934
DoorDash, Inc., Class A (A)	47,010	8,592,018
		42,318,668
Specialty retail – 3.1%
Carvana Company (A)	193,375	40,430,845
Ross Stores, Inc.	63,092	8,062,527
The TJX Companies, Inc.	72,188	8,792,498
		57,285,870
Textiles, apparel and luxury goods – 0.2%
Lululemon Athletica, Inc. (A)	10,035	2,840,507
		298,928,683
Consumer staples – 1.1%
Food products – 0.2%
Mondelez International, Inc., Class A	67,352	4,569,833
Household products – 0.9%
Colgate-Palmolive Company	84,936	7,958,503
The Procter & Gamble Company	48,655	8,291,785
		16,250,288
		20,820,121
Energy – 0.2%
Energy equipment and services – 0.2%
Schlumberger, Ltd.	100,050	4,182,090
Financials – 10.2%
Capital markets – 1.7%
Morgan Stanley	70,228	8,193,501
S&P Global, Inc.	14,761	7,500,064
The Charles Schwab Corp.	87,934	6,883,474
The Goldman Sachs Group, Inc.	15,319	8,368,617
		30,945,656
Financial services – 6.9%
Adyen NV (A)(B)	2,453	3,759,947
Fiserv, Inc. (A)	23,646	5,221,746
Mastercard, Inc., Class A	92,765	50,846,352
Visa, Inc., Class A	193,537	67,826,977
		127,655,022
Insurance – 1.6%
Chubb, Ltd.	70,819	21,386,630
Marsh & McLennan Companies, Inc.	38,296	9,345,373
		30,732,003
		189,332,681
Health care – 9.0%
Health care equipment and supplies – 2.2%
Intuitive Surgical, Inc. (A)	61,514	30,466,039
Stryker Corp.	28,629	10,657,145
		41,123,184
Health care providers and services – 1.9%
Elevance Health, Inc.	13,140	5,715,374

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	54,561	$28,576,324
		34,291,698
Life sciences tools and services – 1.3%
Danaher Corp.	59,740	12,246,700
Thermo Fisher Scientific, Inc.	25,046	12,462,890
		24,709,590
Pharmaceuticals – 3.6%
AstraZeneca PLC, ADR	6,326	464,961
Eli Lilly & Company	79,732	65,851,456
Zoetis, Inc.	2,118	348,729
		66,665,146
		166,789,618
Industrials – 2.0%
Aerospace and defense – 1.1%
General Electric Company	78,898	15,791,435
TransDigm Group, Inc.	4,132	5,715,754
		21,507,189
Commercial services and supplies – 0.3%
Cintas Corp.	22,924	4,711,570
Veralto Corp.	13,388	1,304,661
		6,016,231
Electrical equipment – 0.3%
GE Vernova, Inc.	16,304	4,977,285
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	29,774	4,926,108
		37,426,813
Information technology – 41.0%
Electronic equipment, instruments and components – 0.4%
TE Connectivity PLC	51,763	7,315,147
IT services – 0.7%
Shopify, Inc., Class A (A)	142,959	13,636,144
Semiconductors and semiconductor equipment – 14.5%
ASML Holding NV, NYRS	23,321	15,453,194
Broadcom, Inc.	219,112	36,685,922
Monolithic Power Systems, Inc.	13,311	7,720,114
NVIDIA Corp.	1,825,303	197,826,339
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	48,591	8,066,106
Texas Instruments, Inc.	15,372	2,762,348
		268,514,023
Software – 16.1%
Confluent, Inc., Class A (A)	60,231	1,411,815
Crowdstrike Holdings, Inc., Class A (A)	15,790	5,567,238
Datadog, Inc., Class A (A)	21,527	2,135,694
Intuit, Inc.	20,276	12,449,261
Microsoft Corp.	569,759	213,881,829
Palantir Technologies, Inc., Class A (A)	8,900	751,160
Roper Technologies, Inc.	19,550	11,526,289
ServiceNow, Inc. (A)	44,607	35,513,417
Synopsys, Inc. (A)	33,956	14,562,031
		297,798,734
Technology hardware, storage and peripherals – 9.3%
Apple, Inc.	777,237	172,647,655
		759,911,703
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	17,221	8,018,786
The Sherwin-Williams Company	22,358	7,807,190
		15,825,976
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	63,537	$12,810,965
TOTAL COMMON STOCKS (Cost $1,097,458,107)		$1,798,915,604
EXCHANGE-TRADED FUNDS – 1.5%
Invesco QQQ Trust Series 1	41,096	19,270,736
iShares Russell 1000 Growth ETF	25,071	9,052,887
TOTAL EXCHANGE-TRADED FUNDS (Cost $29,073,764)		$28,323,623
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
9.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$775,350	798,317
9.000%, (11.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,366,094	1,446,153
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,745,277	1,939,022
		4,183,492
TOTAL CORPORATE BONDS (Cost $4,283,689)		$4,183,492
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (C)	9,783,742	9,783,742
T. Rowe Price Government Reserve Fund, 4.3810% (C)	12,108,796	12,108,796
TOTAL SHORT-TERM INVESTMENTS (Cost $21,892,538)		$21,892,538
Total Investments (Blue Chip Growth Trust) (Cost $1,152,708,098) – 100.0%		$1,853,315,257
Other assets and liabilities, net – 0.0%		371,407
TOTAL NET ASSETS – 100.0%		$1,853,686,664
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 17.5%
Entertainment – 7.4%
Netflix, Inc. (A)	30,190	$28,153,081
Spotify Technology SA (A)	12,000	6,600,360
The Walt Disney Company	103,189	10,184,754
		44,938,195
Interactive media and services – 9.6%
Alphabet, Inc., Class A	73,856	11,421,092
Alphabet, Inc., Class C	73,597	11,498,059

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	60,979	$35,145,856
		58,065,007
Media – 0.5%
The Trade Desk, Inc., Class A (A)	62,069	3,396,416
		106,399,618
Consumer discretionary – 18.4%
Automobiles – 2.1%
Tesla, Inc. (A)	49,721	12,885,694
Broadline retail – 9.4%
Amazon.com, Inc. (A)	265,269	50,470,077
MercadoLibre, Inc. (A)	3,255	6,350,082
		56,820,159
Hotels, restaurants and leisure – 3.1%
Airbnb, Inc., Class A (A)	44,138	5,272,725
Cava Group, Inc. (A)	25,819	2,231,020
Hilton Worldwide Holdings, Inc.	31,380	7,140,519
Starbucks Corp.	45,186	4,432,295
		19,076,559
Specialty retail – 2.4%
Industria de Diseno Textil SA	56,292	2,802,884
O'Reilly Automotive, Inc. (A)	5,614	8,042,504
The TJX Companies, Inc.	28,407	3,459,973
		14,305,361
Textiles, apparel and luxury goods – 1.4%
adidas AG	22,037	5,197,655
NIKE, Inc., Class B	54,620	3,467,278
		8,664,933
		111,752,706
Consumer staples – 4.3%
Consumer staples distribution and retail – 4.3%
Costco Wholesale Corp.	14,555	13,765,828
Walmart, Inc.	137,268	12,050,758
		25,816,586
Financials – 8.7%
Capital markets – 2.2%
KKR & Company, Inc.	27,651	3,196,732
LPL Financial Holdings, Inc.	5,628	1,841,144
Moody's Corp.	10,768	5,014,550
The Goldman Sachs Group, Inc.	5,609	3,064,141
		13,116,567
Financial services – 5.4%
Mastercard, Inc., Class A	35,531	19,475,252
Visa, Inc., Class A	38,927	13,642,356
		33,117,608
Insurance – 1.1%
The Progressive Corp.	22,767	6,443,289
		52,677,464
Health care – 8.9%
Biotechnology – 1.8%
Vertex Pharmaceuticals, Inc. (A)	23,225	11,259,945
Health care equipment and supplies – 2.5%
DexCom, Inc. (A)	64,220	4,385,584
Edwards Lifesciences Corp. (A)	66,025	4,785,492
Intuitive Surgical, Inc. (A)	11,688	5,788,716
		14,959,792
Pharmaceuticals – 4.6%
Eli Lilly & Company	25,024	20,667,572
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR	105,956	$7,357,585
		28,025,157
		54,244,894
Industrials – 5.5%
Aerospace and defense – 3.5%
Axon Enterprise, Inc. (A)	4,812	2,530,871
General Electric Company	39,598	7,925,540
The Boeing Company (A)	61,765	10,534,021
		20,990,432
Electrical equipment – 0.2%
Vertiv Holdings Company, Class A	20,231	1,460,678
Ground transportation – 1.8%
Uber Technologies, Inc. (A)	150,975	11,000,039
		33,451,149
Information technology – 32.9%
IT services – 0.7%
Snowflake, Inc., Class A (A)	28,107	4,108,119
Semiconductors and semiconductor equipment – 13.5%
Broadcom, Inc.	144,706	24,228,126
NVIDIA Corp.	453,727	49,174,932
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	33,981	5,640,846
Texas Instruments, Inc.	16,790	3,017,163
		82,061,067
Software – 13.0%
Adobe, Inc. (A)	8,049	3,087,033
AppLovin Corp., Class A (A)	10,263	2,719,387
Cadence Design Systems, Inc. (A)	40,674	10,344,618
Crowdstrike Holdings, Inc., Class A (A)	25,284	8,914,633
Datadog, Inc., Class A (A)	29,905	2,966,875
Microsoft Corp.	95,129	35,710,475
Salesforce, Inc.	21,772	5,842,734
Samsara, Inc., Class A (A)	40,755	1,562,139
ServiceNow, Inc. (A)	9,690	7,714,597
		78,862,491
Technology hardware, storage and peripherals – 5.7%
Apple, Inc.	154,379	34,292,207
		199,323,884
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	19,949	4,022,317
TOTAL COMMON STOCKS (Cost $416,995,796)		$587,688,618
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (B)	8,955,962	8,955,962
TOTAL SHORT-TERM INVESTMENTS (Cost $8,955,962)		$8,955,962
Total Investments (Capital Appreciation Trust) (Cost $425,951,758) – 98.4%		$596,644,580
Other assets and liabilities, net – 1.6%		9,837,155
TOTAL NET ASSETS – 100.0%		$606,481,735
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 59.3%
Communication services – 2.4%
Interactive media and services – 2.4%
Alphabet, Inc., Class A	40,592	$6,277,147
Meta Platforms, Inc., Class A	8,725	5,028,741
		11,305,888
Consumer discretionary – 4.2%
Broadline retail – 3.1%
Amazon.com, Inc. (A)(B)	75,174	14,302,605
Diversified consumer services – 0.2%
Service Corp. International	13,546	1,086,389
Hotels, restaurants and leisure – 0.9%
Hilton Worldwide Holdings, Inc.	2,795	636,002
McDonald's Corp.	3,100	968,347
Starbucks Corp.	2,200	215,798
Yum! Brands, Inc. (A)	14,794	2,327,984
		4,148,131
		19,537,125
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	12,600	431,172
PepsiCo, Inc.	5,500	824,670
		1,255,842
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	206,408	6,357,366
Financials – 2.5%
Capital markets – 0.3%
Cboe Global Markets, Inc.	800	181,032
CME Group, Inc.	2,500	663,225
Intercontinental Exchange, Inc.	2,860	493,350
		1,337,607
Financial services – 1.0%
Mastercard, Inc., Class A	3,487	1,911,294
Visa, Inc., Class A	7,888	2,764,428
		4,675,722
Insurance – 1.2%
Aon PLC, Class A	1,400	558,726
Marsh & McLennan Companies, Inc.	1,500	366,045
Willis Towers Watson PLC	14,362	4,853,638
		5,778,409
		11,791,738
Health care – 15.2%
Biotechnology – 0.6%
AbbVie, Inc.	5,800	1,215,216
Alnylam Pharmaceuticals, Inc. (B)	4,800	1,296,096
Biogen, Inc. (B)	1,233	168,724
		2,680,036
Health care equipment and supplies – 4.0%
Abbott Laboratories	36,267	4,810,818
Becton, Dickinson and Company (A)	59,861	13,711,761
GE HealthCare Technologies, Inc.	5,200	419,692
		18,942,271
Health care providers and services – 4.7%
Cardinal Health, Inc.	3,730	513,882
Cencora, Inc.	4,618	1,284,220
Humana, Inc.	626	165,640
McKesson Corp.	13,646	9,183,622
The Cigna Group	12,500	4,112,500
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	13,266	$6,948,068
		22,207,932
Life sciences tools and services – 4.9%
Danaher Corp.	35,977	7,375,285
Revvity, Inc.	103,763	10,978,125
Thermo Fisher Scientific, Inc.	8,955	4,456,008
		22,809,418
Pharmaceuticals – 1.0%
Eli Lilly & Company	5,100	4,212,141
Johnson & Johnson	3,100	514,104
		4,726,245
		71,365,902
Industrials – 5.9%
Aerospace and defense – 1.5%
L3Harris Technologies, Inc.	700	146,517
Lockheed Martin Corp.	1,508	673,639
Northrop Grumman Corp.	4,400	2,252,844
RTX Corp. (A)	32,113	4,253,688
		7,326,688
Commercial services and supplies – 1.5%
Veralto Corp.	34,262	3,338,832
Waste Connections, Inc.	14,347	2,800,391
Waste Management, Inc.	3,300	763,983
		6,903,206
Machinery – 2.6%
Fortive Corp.	127,246	9,311,862
Ingersoll Rand, Inc.	34,488	2,760,075
		12,071,937
Trading companies and distributors – 0.3%
Ferguson Enterprises, Inc.	7,798	1,249,474
		27,551,305
Information technology – 22.7%
Electronic equipment, instruments and components – 1.1%
Amphenol Corp., Class A	53,010	3,476,926
Teledyne Technologies, Inc. (B)	2,872	1,429,423
		4,906,349
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (B)	49,793	5,115,733
ASML Holding NV, NYRS	2,600	1,722,838
Broadcom, Inc.	12,000	2,009,160
Marvell Technology, Inc.	24,527	1,510,127
NVIDIA Corp. (A)	111,850	12,122,303
NXP Semiconductors NV	5,025	955,052
		23,435,213
Software – 15.2%
Aurora Innovation, Inc. (B)	953,541	6,412,563
Autodesk, Inc. (B)	15,732	4,118,638
Intuit, Inc.	6,502	3,992,163
Microsoft Corp.	71,244	26,744,285
PTC, Inc. (B)	63,539	9,845,368
Roper Technologies, Inc.	23,160	13,654,673
Salesforce, Inc.	7,846	2,105,553
Workday, Inc., Class A (B)	17,697	4,132,780
		71,006,023
Technology hardware, storage and peripherals – 1.4%
Apple, Inc. (A)	30,253	6,720,099
		106,067,684
Materials – 0.1%
Chemicals – 0.1%
Linde PLC	600	279,384

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.2%
Specialized REITs – 0.2%
American Tower Corp.	2,500	$544,000
SBA Communications Corp.	1,500	330,015
		874,015
Utilities – 4.4%
Electric utilities – 0.2%
Alliant Energy Corp.	2,300	148,005
American Electric Power Company, Inc.	3,500	382,445
Duke Energy Corp.	2,000	243,940
Exelon Corp.	10,100	465,408
		1,239,798
Multi-utilities – 4.2%
Ameren Corp.	59,570	5,980,828
CenterPoint Energy, Inc.	218,144	7,903,357
DTE Energy Company	5,566	769,611
NiSource, Inc.	113,845	4,564,046
WEC Energy Group, Inc.	3,400	370,532
		19,588,374
		20,828,172
TOTAL COMMON STOCKS (Cost $248,994,165)		$277,214,421
PREFERRED SECURITIES – 0.2%
Industrials – 0.2%
Aerospace and defense – 0.2%
The Boeing Company, 6.000%	12,375	740,396
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	11,384	255,002
TOTAL PREFERRED SECURITIES (Cost $929,478)		$995,398
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.4%
U.S. Government – 15.4%
U.S. Treasury Notes
4.000%, 02/28/2030	$20,781,000	20,828,082
4.125%, 10/31/2029	17,176,000	17,302,136
4.250%, 11/15/2034	18,855,000	18,910,976
4.375%, 12/31/2029	14,602,000	14,867,232
		71,908,426
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $70,693,605)		$71,908,426
CORPORATE BONDS - 10.2%
Communication services - 0.9%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	1,499,000	1,454,750
5.125%, 05/01/2027 (C)	2,457,000	2,419,994
5.500%, 05/01/2026 (C)	163,000	162,715
Lamar Media Corp.
3.625%, 01/15/2031	50,000	44,688
3.750%, 02/15/2028	100,000	95,155
4.875%, 01/15/2029	50,000	48,618
		4,225,920
Consumer discretionary - 2.5%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	887,000	777,448
3.750%, 05/01/2029 (C)	762,000	710,822
4.000%, 05/01/2031 (C)	1,019,000	922,824
4.875%, 01/15/2030	698,000	675,021
5.375%, 05/01/2025 (C)	193,000	192,337
5.750%, 05/01/2028 (C)	784,000	783,868
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc. (continued)
5.875%, 04/01/2029 (C)	$355,000	$356,135
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	187,000	185,446
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,053,000	1,038,496
Life Time, Inc. 6.000%, 11/15/2031 (C)	102,000	101,128
Service Corp. International
3.375%, 08/15/2030	100,000	89,118
4.625%, 12/15/2027	44,000	43,055
5.750%, 10/15/2032	255,000	250,598
Six Flags Entertainment Corp.
5.250%, 07/15/2029	259,000	245,088
5.375%, 04/15/2027	676,000	667,434
5.500%, 04/15/2027 (C)	697,000	689,775
6.500%, 10/01/2028	560,000	561,611
7.000%, 07/01/2025 (C)	136,000	136,157
Vail Resorts, Inc. 6.500%, 05/15/2032 (C)	282,000	285,125
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	296,420
4.625%, 01/31/2032	902,000	841,381
4.750%, 01/15/2030 (C)	402,000	388,312
5.350%, 11/01/2043	579,000	545,664
5.375%, 04/01/2032	540,000	526,408
6.875%, 11/15/2037	414,000	444,360
		11,754,031
Financials - 2.9%
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (C)	887,000	890,468
7.000%, 01/15/2031 (C)	183,000	183,560
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	297,000	299,263
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	133,000	141,968
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	586,000	563,117
HUB International, Ltd.
5.625%, 12/01/2029 (C)	165,000	159,599
7.250%, 06/15/2030 (C)	4,324,000	4,453,746
7.375%, 01/31/2032 (C)	2,542,000	2,588,221
MSCI, Inc.
3.250%, 08/15/2033 (C)	468,000	403,400
3.625%, 09/01/2030 to 11/01/2031 (C)	943,000	866,611
3.875%, 02/15/2031 (C)	757,000	703,801
4.000%, 11/15/2029 (C)	625,000	596,979
Ryan Specialty LLC
4.375%, 02/01/2030 (C)	135,000	128,448
5.875%, 08/01/2032 (C)	380,000	375,320
USI, Inc. 7.500%, 01/15/2032 (C)	1,079,000	1,100,771
		13,455,272
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	700,000	646,256
4.625%, 07/15/2028 (C)	1,055,000	1,016,799
Becton, Dickinson and Company 3.700%, 06/06/2027	33,000	32,421
Biogen, Inc.
3.150%, 05/01/2050	573,000	359,938
5.200%, 09/15/2045	198,000	179,237

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	$461,000	$424,346
4.000%, 03/15/2031 (C)	342,000	306,067
4.250%, 05/01/2028 (C)	465,000	443,538
Hologic, Inc. 3.250%, 02/15/2029 (C)	93,000	85,789
IQVIA, Inc.
5.000%, 05/15/2027 (C)	436,000	429,803
5.700%, 05/15/2028	577,000	587,288
6.500%, 05/15/2030 (C)	200,000	203,554
Medline Borrower LP 6.250%, 04/01/2029 (C)	499,000	505,352
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	200,000	193,811
Revvity, Inc. 3.300%, 09/15/2029	72,000	67,417
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	275,000	271,943
Teleflex, Inc. 4.625%, 11/15/2027	202,000	197,389
		5,950,948
Industrials - 1.3%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	418,000	396,806
4.000%, 07/01/2029 (C)	188,000	176,781
5.950%, 08/04/2033	278,000	277,173
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	72,000	63,112
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	607,847	605,321
Howmet Aerospace, Inc. 3.000%, 01/15/2029	131,000	123,337
Korn Ferry 4.625%, 12/15/2027 (C)	250,000	242,311
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	363,065	364,629
TransDigm, Inc.
4.625%, 01/15/2029	251,000	238,318
5.500%, 11/15/2027	782,000	773,162
6.375%, 03/01/2029 (C)	1,193,000	1,205,163
6.625%, 03/01/2032 (C)	1,031,000	1,044,139
7.125%, 12/01/2031 (C)	622,000	639,937
		6,150,189
Information technology - 0.4%
Broadcom, Inc. 4.150%, 04/15/2032 (C)	198,000	187,807
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	22,086
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (C)	260,000	255,691
Gartner, Inc.
3.625%, 06/15/2029 (C)	227,000	213,755
3.750%, 10/01/2030 (C)	100,000	92,236
4.500%, 07/01/2028 (C)	247,000	242,169
Motorola Solutions, Inc.
2.300%, 11/15/2030	50,000	43,695
2.750%, 05/24/2031	35,000	31,006
PTC, Inc. 4.000%, 02/15/2028 (C)	278,000	267,340
VMware LLC 4.700%, 05/15/2030	119,000	117,956
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Workday, Inc. 3.800%, 04/01/2032	$364,000	$336,906
		1,810,647
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	500,868
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	51,000	44,114
		544,982
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	48,000	44,074
1.875%, 10/15/2030	196,000	167,658
2.100%, 06/15/2030	154,000	134,660
2.900%, 01/15/2030	157,000	144,418
3.800%, 08/15/2029	225,000	216,039
Crown Castle, Inc.
4.300%, 02/15/2029	59,000	57,677
4.900%, 09/01/2029	227,000	225,959
5.200%, 09/01/2034	379,000	370,969
5.600%, 06/01/2029	46,000	47,008
SBA Communications Corp.
3.125%, 02/01/2029	944,000	861,549
3.875%, 02/15/2027	860,000	836,323
VICI Properties LP
3.750%, 02/15/2027 (C)	159,000	155,562
4.125%, 08/15/2030 (C)	120,000	112,961
4.625%, 12/01/2029 (C)	38,000	36,864
5.125%, 05/15/2032	101,000	98,852
5.750%, 02/01/2027 (C)	117,000	118,518
5.750%, 04/01/2034	287,000	288,499
		3,917,590
TOTAL CORPORATE BONDS (Cost $47,443,615)		$47,809,579
TERM LOANS (D) – 9.3%
Consumer discretionary – 0.9%
Four Seasons Hotels, Ltd., 2nd Lien Term Loan TBD 11/30/2029 (E)	13,964	13,949
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.070%, 11/08/2030	1,662,129	1,659,769
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.825%, 12/15/2027	973,988	967,248
Mister Car Wash Holdings, Inc., 2024 Term Loan B TBD 03/21/2031 (E)	127,000	126,411
Varsity Brands, Inc., 2025 Term Loan (3 month CME Term SOFR + 3.500%) 7.819%, 08/26/2031	1,280,000	1,252,403
Wyndham Hotels & Resorts, Inc., 2024 Term Loan TBD 05/24/2030 (E)	117,237	117,153
		4,136,933
Financials – 3.4%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 01/30/2032	2,044,875	2,026,901
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 7.825%, 02/14/2031	1,903,817	1,905,036
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%) 7.325%, 06/13/2031	2,274,226	2,252,507

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Financials (continued)
CPI Holdco B LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 05/17/2031		$945,000	937,327
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.787%, 06/20/2030		6,444,306	6,412,342
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.500%) 6.799%, 08/18/2028		251,370	250,349
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.049%, 05/06/2032		37,823	38,083
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.549%, 09/29/2030		1,134,553	1,122,572
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.549%, 11/21/2029		727,158	719,545
			15,664,662
Health care – 0.8%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.189%, 12/23/2027		226,347	224,226
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 7.814%, 12/23/2027		55,057	54,383
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 02/15/2029		699,000	689,172
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.425%, 11/08/2027		6,327	6,327
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.175%, 04/21/2027		149,838	149,229
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B TBD 01/31/2030 (E)		44,000	43,821
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.925%, 04/21/2027		1,506,175	1,500,060
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 10/23/2028		1,269,699	1,266,791
			3,934,009
Industrials – 1.1%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.863%, 10/21/2028	EUR	603,316	650,122
Filtration Group Corp., 2025 USD Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 10/21/2028		$2,549,344	2,544,577
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 8.043%, 10/20/2027		682,785	688,849
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.175%, 11/16/2026		92,181	92,181
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.049%, 08/24/2028		468,509	468,167
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Industrials (continued)
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.049%, 03/22/2030	$890,059	888,217
		5,332,113
Information technology – 2.9%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 7.049%, 02/24/2031	4,847,885	4,843,570
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.799%, 02/23/2032	576,009	587,840
Applied Systems, Inc., 2024 2nd Lien Term Loan TBD 02/23/2032 (E)	20,000	20,411
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.575%, 04/30/2031	892,515	887,124
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.325%, 01/23/2032	415,640	414,601
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 10/09/2029	784,000	781,899
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%) 7.075%, 05/30/2031	1,274,854	1,270,583
Icon Parent, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.000%) 9.315%, 11/12/2032	387,200	386,716
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%) 7.315%, 11/13/2031	1,192,100	1,182,134
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 10/27/2028	406,616	406,107
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.549%, 06/28/2030	291,153	288,969
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.575%, 04/17/2031	1,003,562	996,978
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.300%, 02/10/2031	1,608,258	1,603,996
		13,670,928
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.080%, 01/25/2031	1,011,564	1,010,249
TOTAL TERM LOANS (Cost $43,961,535)		$43,748,894
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	326,180	$320,259
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	206,400	193,880
TOTAL ASSET-BACKED SECURITIES (Cost $529,864)		$514,139
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 4.6%
T. Rowe Price Government Reserve Fund, 4.3810% (F)	21,620,874	21,620,874

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 3-31-25 at 1.360% to be repurchased at $2,546,096 on 4-1-25, collateralized by $2,582,200 U.S. Treasury Notes, 4.000% due 2-29-28 (valued at $2,596,986)	$2,546,000	$2,546,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,166,874)		$24,166,874
Total Investments (Capital Appreciation Value Trust) (Cost $436,719,136) – 99.7%		$466,357,731
Other assets and liabilities, net – 0.3%		1,384,388
TOTAL NET ASSETS – 100.0%		$467,742,119
Currency Abbreviations
EUR	Euro
Capital Appreciation Value Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 3-31-25.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	45	4,500	$24,919	$(62,092)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	22	2,200	12,622	(15,108)
BOA	AbbVie, Inc.	USD	195.00	Jan 2026	30	3,000	21,360	(82,870)
BOA	AbbVie, Inc.	USD	210.00	Jan 2026	28	2,800	29,316	(53,552)
UBS	Alliant Energy Corp.	USD	67.50	Jul 2025	23	2,300	1,357	(2,784)
GSI	American Electric Power Company, Inc.	USD	110.00	Jan 2026	20	2,000	4,680	(16,339)
GSI	American Electric Power Company, Inc.	USD	115.00	Jan 2026	15	1,500	4,005	(8,724)
GSI	American Tower Corp.	USD	210.00	Jan 2026	15	1,500	13,830	(36,293)
GSI	American Tower Corp.	USD	210.00	Jan 2026	10	1,000	10,590	(24,195)
WFB	Aon PLC, Class A	USD	390.00	Dec 2025	7	700	16,359	(27,705)
WFB	Aon PLC, Class A	USD	430.00	Dec 2025	7	700	9,009	(13,375)
GSI	Becton, Dickinson and Company	USD	255.00	Sep 2025	10	1,000	4,385	(4,950)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	15	1,500	12,600	(18,927)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	22	2,200	17,710	(27,759)
BARC	Cboe Global Markets, Inc.	USD	230.00	Jan 2026	8	800	10,400	(15,465)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	15	1,500	24,255	(56,984)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	12	1,200	13,404	(37,943)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	76	7,600	10,754	(27,224)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	44	4,400	5,892	(15,761)
BARC	CME Group, Inc.	USD	250.00	Jan 2026	11	1,100	12,320	(34,173)
BARC	CME Group, Inc.	USD	270.00	Jan 2026	14	1,400	13,580	(26,602)
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	(1,054)
WFB	DTE Energy Company	USD	135.00	Jul 2025	20	2,000	2,462	(16,427)
WFB	DTE Energy Company	USD	135.00	Jul 2025	19	1,900	3,166	(15,606)
UBS	Duke Energy Corp.	USD	120.00	Jan 2026	20	2,000	6,380	(19,878)
UBS	Exelon Corp.	USD	45.00	Jan 2026	76	7,600	6,308	(32,175)
UBS	Exelon Corp.	USD	47.00	Jan 2026	25	2,500	3,450	(7,835)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	27	2,700	13,725	(8,415)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	25	2,500	13,021	(6,433)
GSI	Intercontinental Exchange, Inc.	USD	165.00	Jan 2026	15	1,500	11,730	(30,294)
GSI	Intercontinental Exchange, Inc.	USD	185.00	Jan 2026	13	1,300	8,216	(12,348)
WFB	Johnson & Johnson	USD	170.00	Jan 2026	31	3,100	13,175	(29,452)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	101	10,100	13,037	(24,935)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	25	2,500	3,560	(6,172)
WFB	L3Harris Technologies, Inc.	USD	230.00	Dec 2025	7	700	10,479	(7,444)
WFB	Linde PLC	USD	510.00	Jan 2026	6	600	10,062	(11,653)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	6	600	11,772	(12,289)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	9	900	31,383	(13,867)
BARC	Marsh & McLennan Companies, Inc.	USD	250.00	Dec 2025	15	1,500	12,975	(22,979)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	10	1,000	27,095	(36,020)
28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	5	500	$14,226	$(10,567)
CITI	McDonald's Corp.	USD	320.00	Jan 2026	21	2,100	17,787	(45,129)
CITI	McDonald's Corp.	USD	340.00	Jan 2026	10	1,000	9,490	(13,145)
GSI	McKesson Corp.	USD	660.00	Jan 2026	4	400	14,103	(32,127)
GSI	McKesson Corp.	USD	680.00	Jan 2026	3	300	12,429	(20,784)
CITI	Northrop Grumman Corp.	USD	530.00	Jan 2026	6	600	12,612	(24,470)
CITI	Northrop Grumman Corp.	USD	560.00	Jan 2026	10	1,000	24,120	(28,425)
CITI	PepsiCo, Inc.	USD	160.00	Jan 2026	25	2,500	10,425	(17,897)
CITI	PepsiCo, Inc.	USD	165.00	Jan 2026	30	3,000	15,060	(16,368)
GSI	RTX Corp.	USD	140.00	Jan 2026	6	600	3,584	(5,394)
GSI	RTX Corp.	USD	140.00	Jan 2026	31	3,100	24,764	(27,870)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	8	800	7,176	(13,241)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	7	700	6,804	(11,586)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	22	2,200	15,774	(6,203)
GSI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2026	4	400	12,329	(6,550)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	15	1,500	21,086	(43,104)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	17	1,700	26,364	(26,988)
UBS	Waste Connections, Inc.	USD	210.00	Sep 2025	15	1,500	4,260	(7,866)
JPM	Waste Management, Inc.	USD	230.00	Jan 2026	25	2,500	24,925	(49,909)
JPM	Waste Management, Inc.	USD	250.00	Jan 2026	8	800	7,056	(8,253)
JPM	WEC Energy Group, Inc.	USD	110.00	Dec 2025	21	2,100	4,137	(14,414)
JPM	WEC Energy Group, Inc.	USD	115.00	Dec 2025	13	1,300	2,535	(5,877)
UBS	Willis Towers Watson PLC	USD	360.00	Jul 2025	9	900	2,909	(7,176)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	17	1,700	4,503	(36,537)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	23	2,300	10,773	(27,729)
							$825,015	$(1,431,710)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CME	CME Group Published Rates
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 49.9%
U.S. Government – 21.1%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$2,062,000	$1,297,588
1.375%, 11/15/2040	18,552,000	12,055,901
1.750%, 08/15/2041	29,083,000	19,709,413
2.000%, 11/15/2041	21,965,000	15,427,838
2.250%, 08/15/2049	506,000	326,410
2.375%, 02/15/2042	5,098,000	3,783,672
3.000%, 02/15/2048 to 02/15/2049	18,034,000	13,723,252
3.125%, 05/15/2048	2,029,000	1,579,370
3.375%, 11/15/2048	977,000	793,011
4.125%, 08/15/2044	1,114,000	1,043,679
4.250%, 08/15/2054	10,691,000	10,091,302
4.500%, 11/15/2054	3,475,000	3,423,961
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.625%, 05/15/2054	$1,262,000	$1,266,092
4.750%, 02/15/2045	237,000	241,333
U.S. Treasury Notes
0.375%, 01/31/2026	10,000	9,696
0.750%, 01/31/2028	1,710,000	1,567,389
1.000%, 07/31/2028	399,000	363,137
1.125%, 08/31/2028	3,453,000	3,148,974
1.250%, 04/30/2028 to 05/31/2028	9,742,000	8,998,543
1.375%, 10/31/2028	223,000	204,271
1.750%, 01/31/2029	573,000	529,197
1.875%, 02/28/2029 to 02/15/2032	6,745,000	5,981,007
2.625%, 05/31/2027	209,000	203,473
2.750%, 04/30/2027	2,589,000	2,529,837

29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.875%, 05/15/2028 to 04/30/2029	$35,395,000	$34,246,629
3.500%, 09/30/2026 to 09/30/2029	309,000	304,424
3.625%, 03/31/2030	494,000	486,416
3.750%, 08/31/2031	1,975,000	1,940,360
3.875%, 03/15/2028	1,426,000	1,425,777
4.000%, 03/31/2030	4,096,000	4,104,320
4.125%, 01/31/2027 to 03/31/2032	8,480,000	8,514,331
4.250%, 12/31/2026 to 02/15/2028	1,851,000	1,862,565
4.500%, 05/15/2027	1,270,000	1,285,081
4.625%, 11/15/2026 to 02/15/2035	3,635,000	3,738,700
		166,206,949
U.S. Government Agency – 28.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	12,608,242	10,805,229
2.500%, 10/01/2032 to 03/01/2052	15,402,332	14,226,682
2.500%, 01/01/2052 (A)	8,532,423	7,206,085
3.000%, 04/01/2040 to 04/01/2047	11,327,130	10,177,428
3.000%, 05/01/2049 (A)	410,765	365,253
3.108%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (B)	468,176	459,386
3.952%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	469,972	452,608
4.000%, 03/01/2050	1,564,079	1,487,921
4.221%, (30 day Average SOFR + 2.305%), 05/01/2053 (B)	1,329,544	1,320,060
4.500%, 06/01/2039 to 07/01/2039	63,446	61,817
4.609%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	317,562	320,341
5.500%, 05/01/2054	891,467	892,207
6.000%, 09/01/2054 to 10/01/2054	5,866,088	6,095,179
6.500%, 09/01/2054 to 03/01/2055	3,753,108	3,974,904
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	21,875,209	18,563,401
2.500%, 12/01/2040 to 03/01/2052	8,949,526	7,787,452
2.500%, 06/01/2051 (A)	832,240	702,351
2.773%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	332,322	317,292
3.000%, 05/01/2040 to 07/01/2060	53,721,462	48,021,733
3.000%, 01/01/2044 to 02/01/2050 (A)	3,487,908	3,112,160
3.500%, 06/01/2042 to 01/01/2044	542,550	516,453
3.944%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	198,504	191,769
4.000%, 01/01/2027 to 12/01/2048	4,488,239	4,327,876
4.070%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	657,329	638,044
4.113%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	666,589	664,649
4.124%, (30 day Average SOFR + 2.133%), 10/01/2052 (B)	1,577,073	1,566,781
4.154%, (30 day Average SOFR + 2.129%), 11/01/2052 (B)	530,866	527,584
4.264%, 11/15/2030 (C)	3,465,000	2,730,154
4.355%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	836,931	830,573
4.500%, 03/01/2043 to 11/01/2048	1,893,087	1,861,593
4.602%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	938,189	937,280
4.613%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	702,048	695,533
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.647%, (30 day Average SOFR + 2.130%), 08/01/2052 (B)	$497,878	$497,998
5.500%, TBA (A)	6,100,000	6,092,136
5.500%, 12/01/2053 to 01/01/2055	16,628,650	16,722,723
6.000%, TBA (A)	12,200,000	12,390,625
6.000%, 12/01/2053 to 01/01/2055	11,607,820	11,919,619
6.031%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (B)	634,485	646,871
6.500%, 12/01/2053 to 03/01/2055	3,734,654	3,950,793
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	4,686,849	4,081,560
3.000%, 06/20/2043 to 10/20/2050	3,769,355	3,371,864
4.000%, 08/20/2052	6,697,468	6,293,257
4.500%, 02/20/2049	450,450	438,417
6.000%, TBA (A)	7,000,000	7,104,453
6.000%, 01/20/2053	1,258,377	1,298,560
		226,646,654
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $397,379,300)		$392,853,603
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)(E)	1,045,000	1,060,145
Chile – 0.1%
Republic of Chile 5.650%, 01/13/2037	369,000	374,240
Israel – 0.4%
State of Israel
3.875%, 07/03/2050	299,000	211,115
4.500%, 01/17/2033	408,000	380,496
5.375%, 02/19/2030	1,677,000	1,689,256
5.625%, 02/19/2035	630,000	625,938
5.750%, 03/12/2054	427,000	391,813
		3,298,618
Mexico – 0.4%
Government of Mexico
2.659%, 05/24/2031	1,219,000	1,025,548
3.500%, 02/12/2034	1,349,000	1,105,789
4.600%, 01/23/2046 to 02/10/2048	721,000	532,215
4.750%, 03/08/2044	182,000	140,868
		2,804,420
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	911,000	781,000
6.650%, 03/04/2055 (D)	234,000	234,456
		1,015,456
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	763,000	767,694
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,392,183)		$9,320,573
CORPORATE BONDS – 24.6%
Communication services – 1.1%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	659,000	472,496
3.550%, 09/15/2055	400,000	271,082

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
3.650%, 09/15/2059	$253,000	$170,631
3.800%, 12/01/2057	353,000	247,813
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	818,000	560,771
3.900%, 06/01/2052	197,000	127,386
5.250%, 04/01/2053	332,000	268,290
5.500%, 04/01/2063	141,000	113,229
6.100%, 06/01/2029	710,000	733,111
Comcast Corp.
2.987%, 11/01/2063	302,000	171,694
4.049%, 11/01/2052	261,000	198,302
5.350%, 05/15/2053	438,000	408,574
Meta Platforms, Inc.
4.550%, 08/15/2031	421,000	422,047
4.750%, 08/15/2034	702,000	697,017
5.400%, 08/15/2054	156,000	152,850
5.550%, 08/15/2064	750,000	737,925
Netflix, Inc. 5.400%, 08/15/2054	464,000	455,188
T-Mobile USA, Inc.
5.125%, 05/15/2032	589,000	592,704
5.875%, 11/15/2055	283,000	284,902
Verizon Communications, Inc.
2.987%, 10/30/2056	405,000	243,269
5.250%, 04/02/2035 (A)	707,000	708,784
5.500%, 02/23/2054	271,000	263,416
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	510,000	407,900
5.141%, 03/15/2052	427,000	311,282
		9,020,663
Consumer discretionary – 1.1%
Chevron USA, Inc.
4.819%, 04/15/2032	274,000	275,639
4.980%, 04/15/2035	274,000	274,624
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	872,000	626,064
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,077,000	1,858,214
General Motors Financial Company, Inc.
2.700%, 06/10/2031	1,027,000	876,008
5.350%, 01/07/2030	288,000	287,500
Hyundai Capital America 5.150%, 03/27/2030 (D)	867,000	863,950
Lowe's Companies, Inc.
3.500%, 04/01/2051	327,000	225,212
4.250%, 04/01/2052	603,000	471,665
McDonald's Corp. 6.300%, 03/01/2038	412,000	448,904
The Home Depot, Inc.
3.625%, 04/15/2052	263,000	193,038
4.750%, 06/25/2029	411,000	416,039
4.850%, 06/25/2031	273,000	276,655
Toyota Motor Credit Corp. 4.950%, 01/09/2030	229,000	232,447
Volkswagen Group of America Finance LLC
5.350%, 03/27/2030 (D)	700,000	698,067
5.800%, 03/27/2035 (D)	870,000	855,735
		8,879,761
Consumer staples – 1.6%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,418,000	1,367,410
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	275,000	279,287
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp.
4.390%, 08/15/2037	$213,000	$187,034
4.540%, 08/15/2047	571,000	456,113
5.625%, 08/15/2035	1,137,000	1,141,474
6.250%, 08/15/2055	406,000	405,166
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	277,000	273,763
4.200%, 09/17/2029	567,000	557,304
4.650%, 09/17/2034	1,042,000	1,007,380
Imperial Brands Finance PLC 5.875%, 07/01/2034 (D)	498,000	504,563
JBS USA LUX SA
3.000%, 05/15/2032	768,000	660,682
3.625%, 01/15/2032	716,000	645,139
3.750%, 12/01/2031	193,000	176,157
5.750%, 04/01/2033	275,000	279,353
6.375%, 02/25/2055 (D)	134,000	136,931
6.500%, 12/01/2052	419,000	434,016
7.250%, 11/15/2053	805,000	907,662
Philip Morris International, Inc.
5.000%, 11/17/2025	571,000	572,827
5.250%, 09/07/2028	323,000	330,940
5.500%, 09/07/2030	378,000	392,755
5.750%, 11/17/2032	331,000	346,503
Sysco Corp. 5.100%, 09/23/2030	685,000	695,329
The Coca-Cola Company 5.200%, 01/14/2055	131,000	126,232
The Kroger Company 5.500%, 09/15/2054	132,000	124,512
Tyson Foods, Inc.
5.150%, 08/15/2044	151,000	138,999
5.700%, 03/15/2034	402,000	411,919
		12,559,450
Energy – 1.3%
Devon Energy Corp.
5.200%, 09/15/2034	706,000	680,975
5.750%, 09/15/2054	217,000	198,648
Diamondback Energy, Inc.
5.150%, 01/30/2030	509,000	516,719
5.200%, 04/18/2027	273,000	276,344
5.550%, 04/01/2035	705,000	707,768
5.750%, 04/18/2054	273,000	257,374
5.900%, 04/18/2064	137,000	128,875
Energy Transfer LP
5.250%, 07/01/2029	688,000	698,016
5.300%, 04/15/2047	275,000	243,181
5.700%, 04/01/2035	1,038,000	1,045,678
5.950%, 05/15/2054	1,107,000	1,057,165
6.000%, 02/01/2029 (D)	499,000	507,378
6.200%, 04/01/2055	54,000	53,542
Enterprise Products Operating LLC
4.950%, 02/15/2035	560,000	552,221
5.550%, 02/16/2055	336,000	326,349
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	541,097	476,484
2.625%, 03/31/2036 (D)	459,000	387,741
ONEOK, Inc.
5.050%, 11/01/2034	142,000	137,083
5.700%, 11/01/2054	589,000	551,290
5.850%, 11/01/2064	110,000	103,397
Petroleos Mexicanos
2.378%, 04/15/2025	68,750	68,605
2.460%, 12/15/2025	324,100	315,948

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TotalEnergies Capital SA
5.275%, 09/10/2054	$283,000	$266,716
5.425%, 09/10/2064	141,000	132,776
5.488%, 04/05/2054	272,000	263,170
5.638%, 04/05/2064	136,000	132,800
		10,086,243
Financials – 7.0%
American Express Company
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	609,000	616,699
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	623,000	629,695
Apollo Debt Solutions BDC 6.550%, 03/15/2032 (D)	407,000	412,388
Apollo Global Management, Inc. 5.800%, 05/21/2054	168,000	165,995
Ares Management Corp. 5.600%, 10/11/2054	410,000	381,020
Ares Strategic Income Fund 6.200%, 03/21/2032 (D)	542,000	538,929
Bain Capital Specialty Finance, Inc. 5.950%, 03/15/2030	365,000	358,729
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,711,000	1,649,151
5.162%, (5.162% to 1-24-30, then Overnight SOFR + 1.000%), 01/24/2031	405,000	410,583
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	387,000	393,859
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	265,000	260,004
5.744%, (5.744% to 2-12-35, then Overnight SOFR + 1.697%), 02/12/2036	831,000	829,412
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	838,000	847,278
5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	998,000	1,003,449
Blackstone Private Credit Fund
6.000%, 01/29/2032	608,000	602,791
6.000%, 11/22/2034 (D)	335,000	322,274
Blue Owl Credit Income Corp. 6.600%, 09/15/2029 (D)	542,000	550,754
BNP Paribas SA 5.786%, (5.786% to 1-13-32, then Overnight SOFR + 1.620%), 01/13/2033 (D)	642,000	656,418
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	1,136,000	1,120,680
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	959,000	961,087
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	$966,000	$962,487
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	658,000	642,725
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	299,000	297,714
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	1,472,000	1,486,059
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	268,000	274,692
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	357,000	363,420
Commonwealth Bank of Australia
4.608%, 03/14/2030 (D)	705,000	707,826
5.929%, (5.929% to 3-14-45, then 1 Year CMT + 1.320%), 03/14/2046 (D)	432,000	427,606
Deutsche Bank AG 3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	735,000	645,866
DNB Bank ASA 4.853%, (4.853% to 11-5-29, then Overnight SOFR + 1.050%), 11/05/2030 (D)	1,097,000	1,104,998
FS KKR Capital Corp. 6.125%, 01/15/2030	775,000	770,907
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	842,000	847,383
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	1,381,000	1,394,079
HSBC Holdings PLC
4.899%, (4.899% to 3-3-28, then Overnight SOFR + 1.030%), 03/03/2029	1,114,000	1,116,615
5.130%, (5.130% to 3-3-30, then Overnight SOFR + 1.290%), 03/03/2031	1,114,000	1,117,443
5.450%, (5.450% to 3-3-35, then Overnight SOFR + 1.560%), 03/03/2036	289,000	287,935
5.874%, (5.874% to 11-18-34, then Overnight SOFR + 1.900%), 11/18/2035	824,000	821,054
JPMorgan Chase & Co.
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	1,094,000	1,086,772
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	402,000	393,403
5.140%, (5.140% to 1-24-30, then Overnight SOFR + 0.900%), 01/24/2031	677,000	687,558

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	$421,000	$422,683
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	677,000	691,583
Mastercard, Inc.
4.350%, 01/15/2032	518,000	508,764
4.550%, 01/15/2035	494,000	481,435
Morgan Stanley
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,263,000	1,273,553
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	1,621,000	1,647,373
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	533,000	545,143
5.587%, (5.587% to 1-18-35, then Overnight SOFR + 1.418%), 01/18/2036	1,217,000	1,242,882
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,247,000	1,292,223
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	1,199,000	1,206,499
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	1,038,000	1,047,023
5.016%, (5.016% to 1-12-28, then Overnight SOFR + 0.906%), 01/12/2029	2,236,000	2,262,842
New York Life Global Funding 5.350%, 01/23/2035 (D)	402,000	411,244
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	466,000	464,128
Santander Holdings USA, Inc.
5.741%, (5.741% to 3-20-30, then Overnight SOFR + 1.878%), 03/20/2031	354,000	356,598
6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	431,000	440,959
Societe Generale SA
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	208,000	206,859
7.367%, 01/10/2053 (D)	208,000	213,522
State Street Corp.
4.536%, 02/28/2028	1,096,000	1,101,163
4.729%, 02/28/2030	1,096,000	1,101,898
Swedbank AB 4.998%, 11/20/2029 (D)	825,000	835,866
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	775,000	781,884
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	820,000	814,960
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	$1,211,000	$1,177,520
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	423,000	426,506
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	1,083,000	1,097,733
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	842,000	837,802
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	386,000	384,455
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	629,000	622,245
UBS Group AG 5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	676,000	645,667
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	425,000	418,884
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	886,000	900,853
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	268,000	275,287
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	427,000	436,335
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	273,000	287,071
		55,009,179
Health care – 3.3%
AbbVie, Inc.
3.200%, 11/21/2029	1,005,000	949,355
4.050%, 11/21/2039	286,000	250,808
4.250%, 11/21/2049	992,000	821,845
4.500%, 05/14/2035	591,000	567,199
4.550%, 03/15/2035	673,000	649,711
4.800%, 03/15/2027	682,000	688,781
4.875%, 03/15/2030	549,000	556,913
4.950%, 03/15/2031	409,000	415,534
5.050%, 03/15/2034	682,000	686,833
5.200%, 03/15/2035	637,000	647,144
5.600%, 03/15/2055	64,000	64,771
Alcon Finance Corp. 5.375%, 12/06/2032 (D)	1,062,000	1,080,542
Amgen, Inc.
5.600%, 03/02/2043	393,000	389,552
5.650%, 03/02/2053	360,000	353,134
Astrazeneca Finance LLC 5.000%, 02/26/2034	551,000	556,355
Becton Dickinson & Company 5.081%, 06/07/2029	268,000	271,994

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CommonSpirit Health 3.347%, 10/01/2029	$253,000	$238,453
CVS Health Corp.
4.780%, 03/25/2038	299,000	268,278
5.550%, 06/01/2031	541,000	552,231
Elevance Health, Inc.
4.750%, 02/15/2030	671,000	674,585
4.950%, 11/01/2031	537,000	538,334
5.150%, 06/15/2029	594,000	606,060
5.200%, 02/15/2035	548,000	549,771
5.375%, 06/15/2034	266,000	269,349
5.700%, 02/15/2055	268,000	261,237
Eli Lilly & Company
4.200%, 08/14/2029	857,000	852,005
4.600%, 08/14/2034	706,000	693,926
4.700%, 02/09/2034	542,000	536,149
4.900%, 02/12/2032	548,000	556,165
5.050%, 08/14/2054	67,000	63,306
5.100%, 02/12/2035 to 02/09/2064	566,000	553,401
5.500%, 02/12/2055	341,000	345,264
5.600%, 02/12/2065	376,000	379,448
Gilead Sciences, Inc. 4.000%, 09/01/2036	275,000	247,838
HCA, Inc.
3.625%, 03/15/2032	435,000	393,253
4.125%, 06/15/2029	1,444,000	1,402,094
5.250%, 06/15/2049	488,000	429,443
5.500%, 03/01/2032	471,000	475,573
5.750%, 03/01/2035	314,000	316,826
5.900%, 06/01/2053	752,000	718,687
6.200%, 03/01/2055	377,000	374,307
Merck & Company, Inc. 2.350%, 06/24/2040	230,000	161,144
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	657,000	649,779
5.300%, 05/19/2053	67,000	63,615
Stryker Corp. 4.850%, 02/10/2030	770,000	777,643
The Cigna Group 5.600%, 02/15/2054	280,000	266,559
UnitedHealth Group, Inc.
3.050%, 05/15/2041	127,000	93,518
4.600%, 04/15/2027	563,000	566,723
5.150%, 07/15/2034	235,000	236,590
5.500%, 07/15/2044	330,000	325,069
5.625%, 07/15/2054	1,124,000	1,103,327
5.750%, 07/15/2064	291,000	286,208
5.875%, 02/15/2053	529,000	536,541
		26,313,170
Industrials – 2.0%
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	108,000	91,411
5.200%, 04/15/2054	286,000	272,220
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	562,000	560,940
4.450%, 10/16/2026	562,000	564,342
4.850%, 02/27/2029	541,000	549,635
5.000%, 05/14/2027	820,000	833,022
Crowley Conro LLC 4.181%, 08/15/2043	419,215	381,304
Deere & Company
5.450%, 01/16/2035	1,231,000	1,274,701
5.700%, 01/19/2055	569,000	592,630
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	887,000	883,314
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Embraer Netherlands Finance BV 5.980%, 02/11/2035	$712,000	$724,531
Howmet Aerospace, Inc. 4.850%, 10/15/2031	365,000	363,657
John Deere Capital Corp.
4.150%, 09/15/2027	537,000	536,111
4.500%, 01/08/2027	678,000	681,960
4.650%, 01/07/2028	528,000	534,549
4.850%, 06/11/2029	89,000	90,444
5.050%, 06/12/2034	617,000	620,416
5.100%, 04/11/2034	681,000	689,186
5.150%, 09/08/2026	501,000	507,803
Lockheed Martin Corp.
4.800%, 08/15/2034	562,000	553,616
5.200%, 02/15/2055 to 02/15/2064	402,000	376,917
RELX Capital, Inc.
4.750%, 03/27/2030	471,000	473,763
5.250%, 03/27/2035	471,000	474,673
Republic Services, Inc. 5.150%, 03/15/2035	237,000	238,440
Rollins, Inc. 5.250%, 02/24/2035 (D)	329,000	327,339
The Boeing Company
5.805%, 05/01/2050	476,000	453,143
6.858%, 05/01/2054	282,000	306,307
Uber Technologies, Inc.
4.800%, 09/15/2034	694,000	674,020
5.350%, 09/15/2054	325,000	303,584
Union Pacific Corp.
2.375%, 05/20/2031	256,000	226,436
2.800%, 02/14/2032	348,000	309,341
		15,469,755
Information technology – 3.0%
Accenture Capital, Inc.
4.050%, 10/04/2029	107,000	105,489
4.250%, 10/04/2031	1,093,000	1,073,081
4.500%, 10/04/2034	601,000	580,724
Apple, Inc.
2.375%, 02/08/2041	196,000	137,017
2.650%, 05/11/2050 to 02/08/2051	378,000	237,427
3.950%, 08/08/2052	516,000	415,314
Broadcom, Inc.
2.450%, 02/15/2031 (D)	421,000	370,407
3.150%, 11/15/2025	316,000	313,315
4.150%, 02/15/2028	671,000	665,310
4.550%, 02/15/2032	683,000	666,405
4.800%, 10/15/2034	957,000	934,205
4.926%, 05/15/2037 (D)	385,000	370,171
5.050%, 07/12/2029	983,000	996,653
5.150%, 11/15/2031	1,741,000	1,765,602
Cadence Design Systems, Inc.
4.200%, 09/10/2027	509,000	507,532
4.300%, 09/10/2029	1,414,000	1,399,964
4.700%, 09/10/2034	1,315,000	1,283,955
Cisco Systems, Inc.
4.550%, 02/24/2028	822,000	828,952
4.750%, 02/24/2030	822,000	835,126
4.950%, 02/24/2032	706,000	715,860
5.100%, 02/24/2035	941,000	953,887
Foundry JV Holdco LLC
5.500%, 01/25/2031 (D)	405,000	411,522
5.900%, 01/25/2033 (D)	369,000	375,488
6.300%, 01/25/2039 (D)	208,000	215,423
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	342,000	325,387

34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp.
2.800%, 08/12/2041	$232,000	$153,862
3.250%, 11/15/2049	136,000	85,326
5.600%, 02/21/2054	136,000	123,678
5.625%, 02/10/2043	154,000	145,388
5.700%, 02/10/2053	250,000	229,799
5.900%, 02/10/2063	375,000	351,446
KLA Corp.
3.300%, 03/01/2050	221,000	153,391
4.700%, 02/01/2034	544,000	535,229
NetApp, Inc.
5.500%, 03/17/2032	1,176,000	1,185,078
5.700%, 03/17/2035	706,000	704,816
Oracle Corp.
4.000%, 07/15/2046	468,000	357,908
5.375%, 09/27/2054	65,000	59,276
6.000%, 08/03/2055	520,000	519,338
Synopsys, Inc.
4.650%, 04/01/2028	411,000	413,350
4.850%, 04/01/2030	588,000	591,868
5.000%, 04/01/2032	470,000	471,158
5.700%, 04/01/2055	119,000	118,157
Texas Instruments, Inc.
5.000%, 03/14/2053	322,000	300,213
5.150%, 02/08/2054	272,000	258,046
		23,241,543
Materials – 0.6%
BHP Billiton Finance USA, Ltd. 5.300%, 02/21/2035	352,000	355,026
CRH America Finance, Inc. 5.500%, 01/09/2035	446,000	451,634
CRH SMW Finance DAC 5.125%, 01/09/2030	446,000	451,254
Glencore Funding LLC
5.186%, 04/01/2030 (D)	818,000	823,272
5.634%, 04/04/2034 (D)	318,000	319,333
5.673%, 04/01/2035 (D)	871,000	873,963
Newmont Corp. 5.350%, 03/15/2034	400,000	403,686
Rio Tinto Finance USA PLC 5.750%, 03/14/2055	213,000	213,353
The Dow Chemical Company
5.350%, 03/15/2035	706,000	700,141
5.950%, 03/15/2055	235,000	227,406
		4,819,068
Real estate – 1.1%
Agree LP
2.000%, 06/15/2028	420,000	386,687
2.600%, 06/15/2033	115,000	93,911
4.800%, 10/01/2032	253,000	246,567
American Homes 4 Rent LP
3.625%, 04/15/2032	464,000	421,274
4.300%, 04/15/2052	208,000	162,279
5.500%, 07/15/2034	189,000	188,391
Brixmor Operating Partnership LP 2.500%, 08/16/2031	444,000	381,395
Crown Castle, Inc.
2.100%, 04/01/2031	456,000	383,421
5.800%, 03/01/2034	413,000	420,987
Essex Portfolio LP
2.550%, 06/15/2031	239,000	209,215
5.500%, 04/01/2034	282,000	284,667
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	80,000	66,943
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Invitation Homes Operating Partnership LP (continued)
4.150%, 04/15/2032	$462,000	$431,061
4.875%, 02/01/2035	410,000	392,248
Kimco Realty OP LLC 4.850%, 03/01/2035	369,000	355,218
Realty Income Corp.
2.100%, 03/15/2028	260,000	242,439
2.850%, 12/15/2032	336,000	289,454
3.400%, 01/15/2030	278,000	262,164
4.900%, 07/15/2033	400,000	392,578
Regency Centers LP
2.950%, 09/15/2029	635,000	591,690
5.250%, 01/15/2034	545,000	545,599
Store Capital LLC
2.700%, 12/01/2031	161,000	136,115
2.750%, 11/18/2030	410,000	359,408
5.400%, 04/30/2030 (D)	276,000	276,432
Sun Communities Operating LP 4.200%, 04/15/2032	510,000	478,629
VICI Properties LP 5.625%, 04/01/2035 (A)	494,000	491,205
		8,489,977
Utilities – 2.5%
Alabama Power Company 5.100%, 04/02/2035	381,000	380,950
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	168,000	144,288
Baltimore Gas and Electric Company 2.250%, 06/15/2031	359,000	312,440
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	266,000	192,056
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (D)	344,000	343,690
5.672%, 10/20/2035 (D)	528,000	528,004
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	81,000	53,306
5.375%, 05/15/2034	414,000	423,321
5.500%, 03/15/2034 to 03/15/2055	1,169,000	1,177,297
5.700%, 05/15/2054	275,000	274,092
Consumers Energy Company 4.700%, 01/15/2030	306,000	307,353
DTE Electric Company
2.950%, 03/01/2050	420,000	273,991
3.650%, 03/01/2052	192,000	141,744
DTE Energy Company
5.200%, 04/01/2030	588,000	595,450
5.850%, 06/01/2034	386,000	399,015
Duke Energy Carolinas LLC
2.550%, 04/15/2031	164,000	145,432
2.850%, 03/15/2032	446,000	392,575
3.550%, 03/15/2052	325,000	229,819
5.250%, 03/15/2035	392,000	396,958
5.350%, 01/15/2053	315,000	300,856
Duke Energy Corp. 3.500%, 06/15/2051	223,000	151,786
Duke Energy Florida LLC 2.400%, 12/15/2031	358,000	310,168
Duke Energy Progress LLC
2.500%, 08/15/2050	363,000	212,386
3.700%, 10/15/2046	82,000	61,543
Entergy Arkansas LLC
2.650%, 06/15/2051	324,000	190,079

35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Arkansas LLC (continued)
5.150%, 01/15/2033	$539,000	$544,951
Entergy Mississippi LLC 5.800%, 04/15/2055	352,000	350,444
Exelon Corp.
5.125%, 03/15/2031	471,000	476,217
5.875%, 03/15/2055	541,000	539,836
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	350,000	337,426
4.300%, 01/15/2029 (D)	423,000	416,915
5.150%, 03/30/2026 (D)	270,000	271,459
5.200%, 04/01/2028 (D)	277,000	281,178
Georgia Power Company 5.200%, 03/15/2035	141,000	141,942
Jersey Central Power & Light Company
2.750%, 03/01/2032 (D)	395,000	341,380
5.100%, 01/15/2035 (D)	320,000	316,362
MidAmerican Energy Company 2.700%, 08/01/2052	311,000	189,875
Mississippi Power Company
3.100%, 07/30/2051	431,000	280,609
4.250%, 03/15/2042	183,000	154,890
Northern States Power Company 5.400%, 03/15/2054	218,000	211,661
NSTAR Electric Company
5.200%, 03/01/2035	212,000	211,888
5.400%, 06/01/2034	415,000	422,065
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (D)	331,000	334,685
5.800%, 04/01/2055 (D)	386,000	387,497
Pacific Gas & Electric Company
3.500%, 08/01/2050	136,000	90,399
3.950%, 12/01/2047	842,000	615,524
4.200%, 06/01/2041	209,000	166,264
4.750%, 02/15/2044	121,000	100,728
4.950%, 07/01/2050	1,027,000	857,579
PECO Energy Company 2.850%, 09/15/2051	434,000	270,390
PPL Capital Funding, Inc. 5.250%, 09/01/2034	250,000	248,762
Public Service Company of Oklahoma 3.150%, 08/15/2051	243,000	156,876
Public Service Electric & Gas Company
1.900%, 08/15/2031	618,000	524,630
2.050%, 08/01/2050	100,000	53,205
2.700%, 05/01/2050	168,000	103,839
5.050%, 03/01/2035	415,000	417,605
5.500%, 03/01/2055	165,000	162,648
Public Service Enterprise Group, Inc.
5.400%, 03/15/2035	259,000	260,443
5.450%, 04/01/2034	463,000	467,648
San Diego Gas & Electric Company 5.400%, 04/15/2035	283,000	285,022
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	79,000	75,155
Southern California Edison Company
4.125%, 03/01/2048	271,000	203,997
5.250%, 03/15/2030	275,000	276,592
Virginia Electric & Power Company 2.950%, 11/15/2051	359,000	223,467
		19,710,652
TOTAL CORPORATE BONDS (Cost $196,339,484)		$193,599,461
Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$285,000	$175,841
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	847,026
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	785,024
Ohio State University 4.800%, 06/01/2111	464,000	400,769
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	485,099
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,693,759
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.0%
Commercial and residential – 1.9%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	91,664	85,585
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	43,118	41,242
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	399,865	331,086
BANK
Series 2022-BNK44, Class A5, 5.744%, 11/15/2055 (F)	302,000	315,110
Series 2025-BNK49, Class A5, 5.623%, 03/15/2058 (F)	652,000	677,350
BANK5 Trust Series 2025-5YR13, Class A3 5.753%, 01/15/2058 (F)	519,000	537,807
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	143,642	142,263
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,557,000	1,618,294
BBCMS Trust Series 2025-C32, Class A5 5.720%, 02/15/2062	515,000	538,825
Benchmark Mortgage Trust Series 2025-V13, Class A4 5.815%, 02/15/2058 (F)	613,000	636,843
BMO Mortgage Trust Series 2025-C11, Class A5 5.687%, 02/15/2058	649,000	676,433
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	170,325	165,549
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.134%, 09/15/2036 (B)(D)	2,021,000	2,003,316
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	529,377	438,883
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	561,355	466,763
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	363,680	361,798
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	861,463

36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	$41,146	$40,908
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	139,000	136,404
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	208,081	181,167
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635%, 03/15/2030	444,000	457,874
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	375,017	324,658
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	100,872	95,769
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	122,412	116,451
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	105,552	98,853
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	162,710	151,246
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	472,708	422,882
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.762%, 03/15/2042 (B)(D)	649,000	641,692
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	41,548	41,023
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	218,555	192,291
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	420,671	372,912
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	368,704	315,018
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	465,151	383,979
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	480,509	436,655
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	131,031	125,862
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	188,122	176,559
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	800,000	830,618
		15,441,431
U.S. Government Agency – 16.1%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	824,645	754,070
Series 271, Class F5 (30 day Average SOFR + 0.614%), 4.963%, 08/15/2042 (B)	245,355	241,889
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 272, Class F1 (30 day Average SOFR + 0.614%), 4.963%, 08/15/2042 (B)	$385,134	$379,711
Series 280, Class F1 (30 day Average SOFR + 0.614%), 4.963%, 09/15/2042 (B)	391,312	385,791
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.013%, 03/15/2044 (B)	298,890	297,501
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.963%, 07/15/2040 (B)	196,198	194,784
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.963%, 09/15/2041 (B)	185,547	184,090
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.913%, 11/15/2041 (B)	174,963	173,337
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.953%, 12/15/2041 (B)	164,053	162,751
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.913%, 01/15/2042 (B)	204,413	202,452
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.913%, 06/15/2042 (B)	230,745	228,242
Series 4091, Class BX, 3.250%, 10/15/2041	392,900	365,596
Series 4091, Class EX, 3.375%, 07/15/2042	245,400	228,928
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.863%, 08/15/2042 (B)	227,884	224,734
Series 4091, Class MX, 3.250%, 02/15/2042	302,785	280,398
Series 4117, Class HB, 2.500%, 10/15/2042	268,216	236,921
Series 4122, Class FP (30 day Average SOFR + 0.514%), 4.863%, 10/15/2042 (B)	264,472	260,012
Series 4160, Class HP, 2.500%, 01/15/2033	262,577	250,646
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.813%, 03/15/2043 (B)	137,095	134,996
Series 4205, Class PA, 1.750%, 05/15/2043	257,626	219,850
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.963%, 08/15/2043 (B)	704,866	694,224
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.863%, 12/15/2043 (B)	107,753	106,796
Series 4286, Class VF (30 day Average SOFR + 0.564%), 4.913%, 12/15/2043 (B)	523,443	515,634
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.813%, 02/15/2044 (B)	192,325	189,024
Series 4427, Class CE, 3.000%, 02/15/2034	73,284	72,166

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4446, Class CP, 2.250%, 03/15/2045	$316,409	$278,752
Series 4527, Class GA, 3.000%, 02/15/2044	486,539	464,408
Series 4533, Class AB, 3.000%, 06/15/2044	703,205	672,528
Series 4544, Class P, 2.500%, 01/15/2046	1,572,012	1,368,505
Series 4582, Class HA, 3.000%, 09/15/2045	1,214,431	1,145,339
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.813%, 06/15/2046 (B)	344,135	341,415
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.863%, 08/15/2046 (B)	639,030	632,853
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.863%, 06/15/2041 (B)	2,428,183	2,409,283
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.863%, 10/15/2046 (B)	348,756	344,592
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.963%, 01/15/2055 (B)	376,333	369,150
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.763%, 08/15/2047 (B)	256,596	252,195
Series 4719, Class LA, 3.500%, 09/15/2047	350,890	323,320
Series 4719, Class LM, 3.000%, 09/15/2047	269,331	239,751
Series 4742, Class PA, 3.000%, 10/15/2047	702,342	638,913
Series 4753, Class BD, 3.000%, 01/15/2048	296,000	264,890
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.763%, 09/15/2048 (B)	228,122	222,746
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.763%, 01/15/2049 (B)	665,042	657,302
Series 4857, Class JA, 3.350%, 01/15/2049	1,021,768	970,582
Series 4880, Class DA, 3.000%, 05/15/2050	551,953	504,079
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.854%, 08/25/2049 (B)	211,626	207,777
Series 4927, Class BG, 3.000%, 11/25/2049	470,916	432,354
Series 4937, Class MD, 2.500%, 10/25/2049	470,349	415,325
Series 4940, Class AG, 3.000%, 05/15/2040	293,012	275,660
Series 4941, Class GA, 2.000%, 12/15/2047	269,923	225,755
Series 4954, Class LB, 2.500%, 02/25/2050	292,089	255,219
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	262,423
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.804%, 07/25/2050 (B)	$371,140	$367,687
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.904%, 07/25/2050 (B)	2,108,668	2,036,837
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.804%, 08/25/2050 (B)	426,839	408,990
Series 5020, Class ET, 3.500%, 10/25/2050	411,771	376,001
Series 5058, Class BC, 5.000%, 11/25/2050	303,037	298,817
Series 5091, Class AB, 1.500%, 03/25/2051	838,342	675,850
Series 5092, Class HE, 2.000%, 02/25/2051	488,981	401,943
Series 5114, Class AD, 1.500%, 08/25/2047	1,057,556	908,415
Series 5116, Class PB, 2.250%, 02/25/2051	506,254	442,724
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	433,190
Series 5119, Class AB, 1.500%, 08/25/2049	390,926	310,199
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.540%, 06/25/2051 (B)	626,819	589,516
Series 5178, Class TP, 2.500%, 04/25/2049	670,566	590,776
Series 5182, Class M, 2.500%, 05/25/2049	398,398	357,277
Series 5201, Class CA, 2.500%, 07/25/2048	579,309	526,890
Series 5202, Class BH, 2.000%, 12/25/2047	300,907	275,566
Series 5202, Class KA, 2.500%, 06/25/2049	447,626	398,645
Series 5202, Class TA, 2.500%, 12/25/2048	874,157	798,350
Series 5206, Class CD, 3.500%, 05/25/2049	577,722	536,563
Series 5207, Class PA, 3.000%, 06/25/2051	643,262	572,660
Series 5209, Class EA, 3.000%, 08/25/2050	482,865	442,374
Series 5209, Class EJ, 3.000%, 08/25/2050	482,865	442,374
Series 5210, Class DC, 3.000%, 09/25/2051	465,119	432,120
Series 5217, Class CD, 2.500%, 07/25/2049	472,193	436,883
Series 5220, Class QK, 3.500%, 09/25/2050	919,879	874,414
Series 5228, Class TN, 3.500%, 07/25/2039	320,875	305,976
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.163%, 10/15/2039 (B)	852,521	854,647
Series 5338, Class FH (30 day Average SOFR + 0.414%), 4.763%, 04/15/2045 (B)	784,210	767,243

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.290%, 04/25/2054 (B)	$1,138,838	$1,144,040
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.240%, 04/25/2054 (B)	655,114	653,821
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	416,449
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.863%, 01/15/2044 (B)	373,024	367,484
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	450,427
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.864%, 09/25/2040 (B)	181,352	179,492
Series 2011-111, Class DB, 4.000%, 11/25/2041	393,408	378,279
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.904%, 11/25/2041 (B)	161,726	160,190
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.904%, 11/25/2041 (B)	372,846	369,394
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.904%, 12/25/2041 (B)	172,598	170,741
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.954%, 01/25/2042 (B)	192,752	191,124
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.894%, 06/25/2041 (B)	137,260	136,436
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.794%, 10/25/2042 (B)	155,835	153,495
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.954%, 02/25/2042 (B)	172,291	170,808
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 4.804%, 12/25/2042 (B)	314,499	308,258
Series 2012-151, Class NX, 1.500%, 01/25/2043	260,466	221,635
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.954%, 05/25/2042 (B)	229,150	227,160
Series 2013-11, Class AP, 1.500%, 01/25/2043	758,815	694,631
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 4.804%, 03/25/2043 (B)	378,461	371,021
Series 2013-43, Class BP, 1.750%, 05/25/2043	319,194	272,886
Series 2013-49, Class AP, 1.750%, 05/25/2043	199,101	166,943
Series 2014-17, Class DY, 3.500%, 04/25/2044	526,000	481,494
Series 2014-25, Class EL, 3.000%, 05/25/2044	368,791	338,344
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.854%, 11/25/2044 (B)	$190,779	$187,544
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.754%, 05/25/2045 (B)	557,056	545,262
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.754%, 05/25/2045 (B)	349,905	341,553
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.754%, 07/25/2045 (B)	416,311	406,560
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	215,161
Series 2015-8, Class AP, 2.000%, 03/25/2045	646,703	576,043
Series 2015-84, Class PA, 1.700%, 08/25/2033	449,676	420,140
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.804%, 03/25/2046 (B)	178,859	176,924
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.804%, 03/25/2046 (B)	242,047	238,871
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.854%, 04/25/2046 (B)	1,128,315	1,119,032
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.854%, 04/25/2046 (B)	459,832	453,289
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.854%, 04/25/2046 (B)	403,370	397,484
Series 2016-48, Class MA, 2.000%, 06/25/2038	983,156	912,173
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,170,896	1,839,319
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 4.854%, 09/25/2046 (B)	112,790	111,971
Series 2016-64, Class BC, 1.750%, 09/25/2046	447,355	414,654
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.854%, 10/25/2046 (B)	371,336	366,894
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.854%, 10/25/2046 (B)	288,174	285,312
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.854%, 03/25/2044 (B)	188,366	185,991
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.854%, 11/25/2046 (B)	285,470	282,183
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.854%, 11/25/2046 (B)	642,631	635,827
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.854%, 11/25/2046 (B)	588,404	580,359

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.854%, 11/25/2046 (B)	$279,591	$275,655
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.854%, 11/25/2046 (B)	725,791	718,655
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.904%, 12/25/2046 (B)	494,975	489,394
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.854%, 12/25/2046 (B)	264,234	261,510
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.854%, 03/25/2047 (B)	118,893	117,708
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.704%, 01/25/2048 (B)	122,394	120,683
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.854%, 03/25/2047 (B)	297,643	294,034
Series 2017-13, Class PA, 3.000%, 08/25/2046	431,420	399,261
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.854%, 04/25/2047 (B)	321,586	318,567
Series 2017-24, Class PG, 2.625%, 04/25/2047	1,060,873	923,041
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.804%, 04/25/2047 (B)	764,479	754,931
Series 2017-35, Class MC, 2.625%, 12/25/2044	249,501	240,747
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.704%, 10/25/2047 (B)	285,135	283,831
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.854%, 03/25/2047 (B)	345,389	341,317
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.854%, 03/25/2047 (B)	250,316	247,373
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.854%, 03/25/2047 (B)	129,407	128,225
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.754%, 12/25/2047 (B)	456,630	449,108
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.704%, 02/25/2048 (B)	149,533	147,682
Series 2018-14, Class KC, 3.000%, 03/25/2048	675,003	640,062
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.704%, 06/25/2048 (B)	624,698	616,247
Series 2018-38, Class MA, 3.300%, 06/25/2048	529,173	500,209
Series 2018-45, Class TM, 3.000%, 06/25/2048	418,773	376,899
Series 2018-55, Class GA, 3.375%, 08/25/2048	404,372	381,894
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-64, Class A, 3.000%, 09/25/2048	$367,698	$320,868
Series 2018-85, Class EA, 3.500%, 12/25/2048	294,134	283,595
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.754%, 12/25/2048 (B)	96,280	95,144
Series 2019-13, Class PE, 3.000%, 03/25/2049	255,455	229,598
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.954%, 04/25/2049 (B)	214,670	210,059
Series 2019-25, Class PA, 3.000%, 05/25/2048	659,475	611,993
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.954%, 08/25/2059 (B)	527,547	518,156
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.854%, 08/25/2049 (B)	412,262	404,502
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.904%, 11/25/2049 (B)	224,051	220,100
Series 2019-81, Class LH, 3.000%, 12/25/2049	300,409	268,172
Series 2020-45, Class JL, 3.000%, 07/25/2040	761,912	697,049
Series 2020-48, Class AB, 2.000%, 07/25/2050	343,114	293,634
Series 2020-57, Class LJ, 2.000%, 08/25/2050	1,635,000	1,189,922
Series 2020-59, Class NC, 3.000%, 08/25/2040	453,161	415,420
Series 2020-70, Class AD, 1.500%, 10/25/2050	1,288,782	972,542
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,473,659	1,181,301
Series 2021-40, Class DW, 2.000%, 06/25/2041	102,656	89,691
Series 2021-42, Class AC, 2.000%, 02/25/2051	410,711	353,962
Series 2021-78, Class ND, 1.500%, 11/25/2051	799,928	651,684
Series 2021-91, Class AB, 2.500%, 09/25/2049	507,748	446,387
Series 2021-95, Class CP, 1.500%, 08/25/2051	242,193	202,622
Series 2022-11, Class D, 3.000%, 01/25/2050	561,884	515,295
Series 2022-18, Class DL, 3.250%, 07/25/2046	701,140	656,261
Series 2022-3, Class N, 2.000%, 10/25/2047	1,411,039	1,240,479
Series 2022-4, Class MH, 3.000%, 09/25/2048	569,862	529,366
Series 2022-62, Class KA, 3.250%, 09/25/2052	312,049	292,389
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	528,466
Series 2022-9, Class DJ, 3.250%, 03/25/2049	400,252	372,718

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-14, Class EJ, 2.750%, 04/25/2049	$487,920	$449,725
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.854%, 01/25/2050 (B)	846,989	832,093
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.004%, 06/25/2040 (B)	652,608	650,726
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.216%, 10/25/2039 (B)	206,503	205,411
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	261,425
Series 414, Class A35, 3.500%, 10/25/2042	865,706	811,263
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	413,838	409,055
Series 2013-152, Class HA, 2.500%, 06/20/2043	458,976	421,731
Series 2014-133, Class BP, 2.250%, 09/20/2044	350,602	312,659
Series 2014-149, Class KP, 2.250%, 07/16/2044	301,727	274,986
Series 2014-181, Class L, 3.000%, 12/20/2044	326,787	294,263
Series 2015-144, Class CA, 2.500%, 10/20/2045	494,633	434,539
Series 2016-136, Class A, 3.000%, 07/20/2044	279,371	249,976
Series 2016-93, Class AB, 1.750%, 07/20/2044	603,904	492,691
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,123,821	1,011,506
Series 2017-167, Class BQ, 2.500%, 08/20/2044	357,042	333,452
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	375,614
Series 2020-63, Class UD, 1.750%, 04/20/2050	321,191	263,709
Series 2021-105, Class P, 1.750%, 06/20/2051	1,518,536	1,222,825
Series 2021-107, Class DB, 1.750%, 04/20/2051	1,431,110	1,153,233
Series 2021-135, Class A, 2.000%, 08/20/2051	350,745	283,705
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,702,299	2,277,529
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,352,781	2,027,450
Series 2021-225, Class YC, 2.000%, 12/20/2051	278,768	231,391
Series 2021-24, Class BC, 1.250%, 02/20/2051	491,693	382,377
Series 2021-27, Class BD, 5.000%, 02/20/2051	441,295	437,404
Series 2021-27, Class CW, 5.000%, 02/20/2051 (F)	563,492	558,559
Series 2021-27, Class NT, 5.000%, 02/20/2051	450,641	442,140
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-27, Class Q, 5.000%, 02/20/2051	$397,217	$393,729
Series 2021-8, Class CY, 5.000%, 01/20/2051	388,234	384,768
Series 2021-89, Class LK, 2.000%, 05/20/2051	843,539	714,359
Series 2021-97, Class QK, 2.000%, 06/20/2051	2,034,481	1,686,427
Series 2022-107, Class C, 2.500%, 06/20/2051	1,842,425	1,550,470
Series 2022-138, Class PT, 2.500%, 10/20/2051	2,212,005	1,824,707
Series 2022-153, Class KA, 4.000%, 12/20/2049	468,010	456,000
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.044%, 11/20/2052 (B)	1,740,835	1,721,162
Series 2022-205, Class A, 2.000%, 09/20/2051	679,183	546,174
Series 2022-24, Class AH, 2.500%, 02/20/2052	151,990	131,196
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,130,398	1,011,570
Series 2022-34, Class DN, 3.500%, 09/20/2041	908,814	848,966
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	166,474
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,202,942	1,845,976
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,584,381	1,405,847
Series 2022-66, Class CG, 3.500%, 04/20/2052	991,386	938,955
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	271,051
Series 2022-84, Class A, 2.500%, 01/20/2052	547,265	457,862
Series 2022-9, Class GA, 2.000%, 01/20/2052	408,796	338,988
Series 2023-196, Class E, 3.000%, 09/20/2048	623,390	586,443
Series 2023-81, Class YJ, 3.500%, 06/20/2053	2,042,000	1,756,841
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,793,520	2,616,495
Series 2024-110, Class JL, 3.000%, 10/20/2049	540,000	457,875
Series 2024-184, Class GC, 3.500%, 10/20/2051	1,975,663	1,873,576
Series 2024-45, Class BD, 2.000%, 03/20/2054	363,263	329,573
Series 2025-1, Class GC, 3.500%, 10/20/2051	6,744,632	6,394,427
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	161,440
		126,530,880
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,007,477)		$141,972,311

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 8.3%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	$331,000	$332,898
Series 2024-2, Class A4 4.140%, 10/15/2030	402,000	398,257
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	360,000	370,219
Series 2025-1, Class A 4.560%, 12/17/2029	946,000	953,231
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	188,644	188,506
Series 2023-1, Class A3 5.620%, 11/18/2027	293,298	294,769
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	606,357
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	2,288,000	2,311,788
Series 2024-A1, Class A 4.930%, 05/15/2029	923,000	935,081
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	413,839
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.085%, 11/26/2046 (B)(D)	196,664	198,441
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	151,833	148,282
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	276,853	262,744
Discover Card Execution Note Trust Series 2023-A2, Class A 4.930%, 06/15/2028	2,195,000	2,210,286
Ford Credit Auto Lease Trust
Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	304,656
Series 2025-A, Class A3 4.720%, 06/15/2028	480,000	482,345
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	302,415
Series 2024-D, Class A3 4.610%, 08/15/2029	300,000	301,922
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (D)	2,078,000	2,108,292
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	1,688,000	1,683,998
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	750,000	747,696
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	416,684
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	265,649
Series 2025-1, Class A3 4.660%, 02/21/2028	460,000	462,137
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	$434,000	$441,116
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	424,000	423,771
Series 2025-1, Class A 4.640%, 12/11/2037 (D)	2,759,000	2,766,085
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	1,016,000	1,021,088
Series 2025-2A, Class A 4.640%, 03/15/2030 (D)	1,367,000	1,366,767
Hyundai Auto Lease Securitization Trust
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	430,000	431,073
Series 2025-A, Class A3 4.830%, 01/18/2028 (D)	559,000	562,654
Hyundai Auto Receivables Trust
Series 2022-A, Class A3 2.220%, 10/15/2026	192,179	191,337
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	335,946
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	598,658
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	340,701
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	701,663
Series 2025-1, Class A3 4.780%, 12/17/2029	594,000	599,340
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	293,538	290,388
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	149,737	146,916
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	687,432	666,755
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	361,246	347,100
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	64,638	60,385
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	256,510	237,258
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	163,643	148,678
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	582,335	523,594
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	979,312	868,415
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	627,302	551,209
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	156,573	140,215
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,558,259	1,406,585
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	639,954	557,313
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.978%, 01/25/2037 (B)	203,596	202,784

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.928%, 10/25/2033 (B)	$1,039,066	$1,029,570
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.724%, 03/23/2037 (B)	963,116	954,549
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.744%, 12/24/2035 (B)	636,990	632,003
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	588,055
Series 2025-A, Class A3 4.750%, 03/15/2028	907,000	914,211
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	415,181
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	261,240	260,757
Santander Drive Auto Receivables Trust
Series 2022-7, Class A3 5.750%, 04/15/2027	2,404	2,405
Series 2024-3, Class A3 5.630%, 01/16/2029	665,000	671,439
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	662,449
SBNA Auto Lease Trust
Series 2024-C, Class A3 4.560%, 02/22/2028 (D)	576,000	575,898
Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	389,000	388,364
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	408,000	409,553
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	176,752
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	908,989
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	154,503
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	570,000	577,011
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	873,208	780,409
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	8,578	8,452
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	495,217	437,414
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/18/2031	1,358,000	1,373,679
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	312,412	312,657
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	907,000	914,439
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	715,000	712,824
Series 2025-1A, Class A 4.740%, 11/20/2029 (D)	673,000	677,913
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	$378,000	$384,830
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	772,816
Series 2023-C, Class A3 5.160%, 04/17/2028	928,000	933,920
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,173,892
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	432,017
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	2,000,910
Series 2024-1, Class A1A 5.000%, 12/20/2028	1,376,000	1,380,682
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	1,198,000	1,191,300
Series 2025-2, Class A 4.940%, 01/20/2033 (D)	1,557,000	1,588,800
Series 2025-3, Class A1A 4.510%, 03/20/2030	1,408,000	1,408,440
Series 2025-4, Class A 4.760%, 03/21/2033 (D)	1,408,000	1,407,706
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	857,666
Series 2024-1, Class A3 4.630%, 07/20/2029	387,000	389,359
Series 2025-1, Class A4 4.610%, 07/21/2031	511,000	512,960
WF Card Issuance Trust
Series 2024-A1, Class A 4.940%, 02/15/2029	1,726,000	1,746,792
Series 2024-A2, Class A 4.290%, 10/15/2029	1,092,000	1,091,764
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	202,000	205,979
Series 2024-B, Class A 4.620%, 05/15/2031	578,000	580,830
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	22,123	22,132
TOTAL ASSET-BACKED SECURITIES (Cost $65,703,103)		$65,250,557
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 4.2232% (G)(H)	24,728	247,355
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (G)	24,681,899	24,681,899
TOTAL SHORT-TERM INVESTMENTS (Cost $24,929,268)		$24,929,254
Total Investments (Core Bond Trust) (Cost $841,242,026) – 105.4%		$830,619,518
Other assets and liabilities, net – (5.4%)		(42,773,172)
TOTAL NET ASSETS – 100.0%		$787,846,346
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $241,860.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.4%
Austria - 1.4%
Erste Group Bank AG	45,812	$3,168,875
Brazil - 4.4%
Embraer SA (A)	58,400	672,888
Hypera SA	614,800	2,086,880
Itau Unibanco Holding SA, ADR	161,329	887,310
Localiza Rent a Car SA	352,200	2,073,162
Rede D'Or Sao Luiz SA (B)	459,400	2,270,252
Suzano SA	25,300	234,714
TIM SA	554,600	1,749,389
		9,974,595
Chile - 1.8%
Cencosud SA	100,232	306,222
Sociedad Quimica y Minera de Chile SA, ADR (C)	97,846	3,887,422
		4,193,644
China - 30.1%
AAC Technologies Holdings, Inc.	230,500	1,406,323
Alibaba Group Holding, Ltd.	300,500	4,972,068
Angel Yeast Company, Ltd., Class A	475,800	2,267,261
BYD Company, Ltd., H Shares	47,500	2,405,235
Central China Management Company, Ltd. (A)(D)	113,732	1,447
Chervon Holdings, Ltd.	99,700	222,123
China Dili Group (A)(D)	190,600	11,316
China Feihe, Ltd. (B)	2,897,000	2,185,963
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	0
China Jushi Company, Ltd., Class A	2,212,617	3,935,809
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	0
China Zhongwang Holdings, Ltd. (A)(D)	196,800	0
Contemporary Amperex Technology Company, Ltd., Class A	92,604	3,241,161
CT Environmental Group, Ltd. (A)	164,000	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Flat Glass Group Company, Ltd., H Shares	988,000	$1,350,745
Ginlong Technologies Company, Ltd., Class A	125,900	957,987
Goldwind Science & Technology Company, Ltd., H Shares	1,032,200	650,043
Great Wall Motor Company, Ltd., H Shares	214,500	376,177
Hangzhou Chang Chuan Technology Company, Ltd., Class A	81,300	469,542
Hangzhou GreatStar Industrial Company, Ltd., Class A	148,921	610,597
Hongda Xingye Company, Ltd., Class A (A)(D)	28,900	2,311
Hongfa Technology Company, Ltd., Class A	486,516	2,479,212
Hoymiles Power Electronics, Inc., Class A	59,124	906,297
J&T Global Express, Ltd. (A)(C)	3,638,600	2,647,588
JD Logistics, Inc. (A)(B)	539,000	871,027
JD.com, Inc., ADR	100,644	4,138,481
JD.com, Inc., Class A	54,400	1,119,092
Lenovo Group, Ltd.	840,000	1,141,528
Ningbo Deye Technology Company, Ltd., Class A	18,321	231,263
Pharmaron Beijing Company, Ltd., H Shares (B)	593,000	1,219,508
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	1,279,753	2,919,858
Quectel Wireless Solutions Company, Ltd., Class A	44,800	549,124
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Shenzhen Topband Company, Ltd., Class A	421,500	882,882
Silergy Corp.	74,000	859,568
STO Express Company, Ltd., Class A	2,304,300	3,758,506
Sunny Optical Technology Group Company, Ltd.	117,300	1,082,848
Sunwoda Electronic Company, Ltd., Class A	151,600	463,666
Tencent Holdings, Ltd.	50,800	3,245,915
Tenwow International Holdings, Ltd. (A)(D)	121,000	0
Tingyi Cayman Islands Holding Corp.	1,444,000	2,424,275
Tongcheng Travel Holdings, Ltd.	718,800	1,932,737
Tongwei Company, Ltd., Class A	595,200	1,571,417
Wanhua Chemical Group Company, Ltd., Class A	97,200	901,255
WuXi AppTec Company, Ltd., Class A	216,200	2,014,597
WuXi AppTec Company, Ltd., H Shares (B)(C)	425,300	3,798,047
Wuxi NCE Power Company, Ltd., Class A	71,337	338,367
Yunnan Yuntianhua Company, Ltd., Class A	383,700	1,209,848
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	377,000	740,338
Zhejiang NHU Company, Ltd., Class A	72,432	223,628
		68,736,980

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece - 0.7%
Hellenic Telecommunications Organization SA	34,416	$559,904
OPAP SA	53,124	1,055,358
		1,615,262
Hong Kong - 5.1%
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
Cathay Pacific Airways, Ltd.	1,215,000	1,622,388
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	0
China Longevity Group Company, Ltd. (A)(D)	93,000	4,912
China Lumena New Materials Corp. (A)(D)	50,900	0
Geely Automobile Holdings, Ltd.	2,760,000	5,924,635
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	0
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Techtronic Industries Company, Ltd.	47,000	563,261
WH Group, Ltd. (B)	3,948,500	3,625,530
		11,740,726
India - 1.2%
Chambal Fertilisers & Chemicals, Ltd.	106,775	771,598
Chennai Super Kings Cricket, Ltd. (A)	207,315	5,457
UPL, Ltd.	148,500	1,104,487
Wipro, Ltd.	191,406	584,353
Wipro, Ltd., ADR (C)	86,551	264,846
		2,730,741
Indonesia - 0.0%
Bakrie Telecom Tbk PT (A)(D)	17,557,300	0
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	11,117
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Waskita Karya Persero Tbk PT (A)(D)	596,656	4,367
		15,484
Israel - 0.6%
ICL Group, Ltd.	113,649	645,423
ICL Group, Ltd. (New York Stock Exchange) (C)	113,249	644,387
		1,289,810
Luxembourg - 0.8%
Millicom International Cellular SA	62,349	1,887,304
Malaysia - 0.3%
AMMB Holdings BHD	640,200	809,247
Mexico - 7.7%
Alpek SAB de CV	767,600	391,592
America Movil SAB de CV	763,500	543,958
America Movil SAB de CV, ADR	39,107	556,102
Arca Continental SAB de CV	220,100	2,301,507
Cemex SAB de CV, ADR	599,668	3,364,137
Coca-Cola Femsa SAB de CV, ADR	20,512	1,872,540
Fibra Uno Administracion SA de CV	1,357,800	1,585,742
Genomma Lab Internacional SAB de CV, Class B	766,500	948,738
Gruma SAB de CV, Class B	21,970	394,965
Grupo Comercial Chedraui SA de CV	37,700	211,855
Grupo Financiero Banorte SAB de CV, Series O	399,200	2,771,548
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo KUO SAB de CV, Series B	42,698	$83,458
Kimberly-Clark de Mexico SAB de CV, Class A	977,200	1,601,090
Organizacion Soriana SAB de CV, Series B (A)	178,000	238,325
Prologis Property Mexico SA de CV	78,800	253,021
Vista Energy SAB de CV, ADR (A)	8,454	393,618
		17,512,196
Netherlands - 0.1%
NEPI Rockcastle NV (A)	30,603	221,598
Philippines - 0.0%
Philtown Properties, Inc. (A)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (A)(D)	22,200	1,294
PNB Holdings Corp. (A)(D)	10,246	57
		1,351
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	196,506	0
LUKOIL PJSC, ADR (A)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	1,686	0
RusHydro PJSC, ADR (A)(D)	52,278	0
VTB Bank PJSC, GDR (A)(D)	86,297	0
		0
Saudi Arabia - 5.0%
Al Rajhi Bank	191,885	5,208,772
Jarir Marketing Company	218,861	755,931
Riyad Bank	570,592	5,003,435
SABIC Agri-Nutrients Company	14,871	419,724
		11,387,862
Singapore - 5.7%
DBS Group Holdings, Ltd.	202,100	6,940,382
Oversea-Chinese Banking Corp., Ltd.	315,700	4,046,022
Singapore Airlines, Ltd.	388,400	1,956,558
		12,942,962
South Africa - 0.5%
Life Healthcare Group Holdings, Ltd.	312,496	236,160
Vodacom Group, Ltd.	147,031	1,010,025
		1,246,185
South Korea - 15.5%
Chorokbaem Media Company, Ltd. (A)(D)	1,145	4,199
Coway Company, Ltd.	25,613	1,410,980
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	62,334
Hana Financial Group, Inc.	67,129	2,740,901
Hankook Tire & Technology Company, Ltd.	24,311	654,584
Hyundai Glovis Company, Ltd.	7,840	602,776
Hyundai Mobis Company, Ltd.	26,388	4,695,868
Hyundai Rotem Company, Ltd.	49,024	3,525,773
Jeil Savings Bank (A)(D)	1,820	0
Korea Electric Power Corp.	125,553	1,852,923
Korean Air Lines Company, Ltd.	233,851	3,404,390
KT Corp.	58,629	1,974,660
KT Corp., ADR	105,208	1,863,234
NAVER Corp.	40,669	5,314,780
Samsung Electro-Mechanics Company, Ltd.	9,587	849,159
Samsung Electronics Company, Ltd.	70,745	2,804,718
Samsung Electronics Company, Ltd., GDR (B)	1,861	1,832,918

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	6,915	$1,687,599
SK Telecom Company, Ltd.	5,611	211,353
		35,493,149
Taiwan - 6.1%
Eva Airways Corp.	1,720,000	2,116,306
Genius Electronic Optical Company, Ltd.	40,000	479,278
Globalwafers Company, Ltd.	219,000	2,126,899
Nan Ya Plastics Corp.	1,350,000	1,229,966
Nanya Technology Corp. (A)	1,462,000	1,679,376
Prodisc Technology, Inc. (A)(D)	762,000	0
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	208,000	5,857,900
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3,365	558,590
Wintek Corp. (A)(D)	543,000	0
		14,048,315
Thailand - 3.5%
Cal-Comp Electronics Thailand PCL	145,292	25,441
Com7 PCL, NVDR	339,400	193,136
CP ALL PCL, NVDR	713,700	1,044,041
Indorama Ventures PCL, NVDR	2,725,200	1,575,348
Kasikornbank PCL, NVDR	168,900	806,995
Krung Thai Bank PCL, NVDR	5,146,300	3,669,742
Polyplex Thailand PCL	14,000	4,269
Star Petroleum Refining PCL	100,000	15,993
Thai Beverage PCL	1,525,200	577,493
		7,912,458
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	0
Uzel Makina Sanayii AS (A)(D)	22,930	0
		0
United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC	563,401	1,669,691
Abu Dhabi Islamic Bank PJSC	286,367	1,249,572
Emaar Properties PJSC	919,021	3,328,261
		6,247,524
United Kingdom - 0.2%
Hikma Pharmaceuticals PLC	21,124	533,639
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 1.0%
The Mosaic Company	82,397	$2,225,543
TOTAL COMMON STOCKS (Cost $207,688,995)		$215,935,450
PREFERRED SECURITIES - 2.6%
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	3,234
South Korea - 2.6%
Samsung Electronics Company, Ltd.	184,090	5,958,510
TOTAL PREFERRED SECURITIES (Cost $5,985,737)		$5,961,744
SHORT-TERM INVESTMENTS - 5.3%
Short-term funds - 5.3%
Fidelity Government Portfolio, Institutional Class, 4.2500% (E)	4,801,857	4,801,857
John Hancock Collateral Trust, 4.2232% (E)(F)	730,410	7,306,220
TOTAL SHORT-TERM INVESTMENTS (Cost $12,108,441)		$12,108,077
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $225,783,173) - 102.3%		$234,005,271
Other assets and liabilities, net - (2.3%)		(5,364,849)
TOTAL NET ASSETS - 100.0%		$228,640,422
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $7,012,934.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 1.00%	At Maturity	USD	898,633	Jan 2026	HSBC	—	$304,640	$304,640
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	1,956,652	Dec 2027	HSBC	—	24,848	24,848
								—	$329,488	$329,488

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
CDR	Chinese Depositary Receipt
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Austria - 0.5%
ANDRITZ AG	25,396	$1,424,873
Bermuda - 4.5%
Everest Group, Ltd.	10,038	3,647,107
Hiscox, Ltd.	481,477	7,333,802
RenaissanceRe Holdings, Ltd.	7,458	1,789,920
		12,770,829
Canada - 7.5%
Allied Gold Corp. (A)	458,276	1,560,441
Cenovus Energy, Inc.	304,773	4,235,753
Hammond Power Solutions, Inc.	9,829	519,778
Kinross Gold Corp.	180,958	2,279,816
MEG Energy Corp.	295,240	5,176,266
Sandstorm Gold, Ltd.	386,267	2,909,652
Teck Resources, Ltd., Class B	125,553	4,573,495
		21,255,201
China - 2.4%
Alibaba Group Holding, Ltd.	412,100	6,818,600
Denmark - 0.6%
Danske Bank A/S	50,970	1,668,321
Finland - 1.6%
Nordea Bank ABP (Stockholm Stock Exchange)	364,563	4,649,990
France - 11.9%
Alten SA	19,398	1,893,149
BNP Paribas SA	39,375	3,290,946
Bureau Veritas SA	111,680	3,388,393
Capgemini SE	31,358	4,711,807
Eiffage SA	16,967	1,975,453
Eurazeo SE	26,239	1,943,185
Ipsen SA	14,091	1,623,016
Rexel SA	39,549	1,065,886
Sanofi SA	34,793	3,852,357
SPIE SA	104,903	4,488,112
Vallourec SACA (A)	285,140	5,368,552
		33,600,856
Germany - 2.0%
Evonik Industries AG	64,545	1,399,275
Infineon Technologies AG	40,067	1,335,634
Siemens AG	12,449	2,875,059
		5,609,968
Hong Kong - 2.5%
CK Hutchison Holdings, Ltd.	232,000	1,307,770
Prudential PLC	543,678	5,866,873
		7,174,643
Ireland - 2.5%
AIB Group PLC	195,548	1,263,090
Kerry Group PLC, Class A	37,622	3,939,590
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Smurfit WestRock PLC	39,341	$1,765,869
		6,968,549
Italy - 3.9%
Enel SpA	649,466	5,268,685
Iveco Group NV	143,159	2,353,232
Saipem SpA	1,476,867	3,426,559
		11,048,476
Japan - 15.1%
Asahi Group Holdings, Ltd.	222,500	2,842,786
Fuji Electric Company, Ltd.	72,400	3,095,082
IHI Corp.	22,200	1,549,312
Kyocera Corp. (B)	148,500	1,677,314
Mitsubishi Chemical Group Corp.	457,900	2,262,705
Mitsubishi Electric Corp.	266,400	4,913,025
Mitsubishi UFJ Financial Group, Inc.	197,900	2,698,132
Renesas Electronics Corp.	168,100	2,254,666
Sony Group Corp.	272,900	6,905,193
Sugi Holdings Company, Ltd.	117,600	2,204,498
Sumitomo Mitsui Financial Group, Inc.	143,000	3,677,189
Suzuken Company, Ltd.	69,600	2,298,997
Suzuki Motor Corp.	294,500	3,615,022
Toyo Suisan Kaisha, Ltd.	24,900	1,473,661
Toyo Tire Corp.	77,200	1,417,775
		42,885,357
Luxembourg - 0.8%
Millicom International Cellular SA	73,360	2,220,607
Netherlands - 4.4%
Euronext NV (C)	24,997	3,627,876
Heineken NV	50,576	4,124,001
Prosus NV (A)	103,350	4,801,567
		12,553,444
Norway - 0.8%
Norsk Hydro ASA	415,334	2,401,044
South Korea - 7.0%
KB Financial Group, Inc.	32,314	1,751,539
KT Corp.	91,078	3,067,562
KT Corp., ADR	65,961	1,168,169
NAVER Corp.	41,834	5,467,027
Samsung Electronics Company, Ltd.	76,924	3,049,687
Samsung Fire & Marine Insurance Company, Ltd.	9,870	2,408,764
SK Telecom Company, Ltd.	79,371	2,989,715
		19,902,463
Spain - 4.1%
Amadeus IT Group SA	30,882	2,365,043
Banco Bilbao Vizcaya Argentaria SA	369,892	5,048,148

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	619,226	$4,171,683
		11,584,874
Switzerland - 3.9%
Novartis AG	51,531	5,723,538
Sandoz Group AG	124,052	5,202,001
		10,925,539
United Kingdom - 20.6%
AstraZeneca PLC	49,327	7,243,451
Babcock International Group PLC	334,988	3,152,456
BAE Systems PLC	492,105	9,936,874
Barratt Redrow PLC	442,422	2,433,710
Beazley PLC	376,395	4,533,227
Endeavour Mining PLC	65,677	1,578,201
HSBC Holdings PLC	430,718	4,882,853
IMI PLC	115,863	2,850,126
Informa PLC	226,879	2,274,904
Melrose Industries PLC	207,281	1,279,515
NatWest Group PLC	200,734	1,185,218
Nomad Foods, Ltd.	121,311	2,383,761
Shell PLC	209,889	7,640,067
The Weir Group PLC	231,506	6,993,676
		58,368,039
United States - 0.8%
CRH PLC (London Stock Exchange)	27,222	2,385,821
TOTAL COMMON STOCKS (Cost $256,386,309)		$276,217,494
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
Fidelity Government Portfolio, Institutional Class, 4.2500% (D)	4,613,296	4,613,296
John Hancock Collateral Trust, 4.2232% (D)(E)	133,522	1,335,604
TOTAL SHORT-TERM INVESTMENTS (Cost $5,948,913)		$5,948,900
Total Investments (Disciplined Value International Trust) (Cost $262,335,222) - 99.5%		$282,166,394
Other assets and liabilities, net - 0.5%		1,405,707
TOTAL NET ASSETS - 100.0%		$283,572,101
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $1,267,359.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 3.2%
Diversified telecommunication services – 0.4%
AT&T, Inc.	39,383	$1,113,751
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	54,590	$2,476,202
		3,589,953
Entertainment – 1.0%
The Walt Disney Company	80,195	7,915,247
Media – 1.8%
Comcast Corp., Class A	132,191	4,877,848
News Corp., Class A	376,430	10,246,425
		15,124,273
		26,629,473
Consumer discretionary – 2.0%
Broadline retail – 0.1%
Kohl's Corp. (A)	53,268	435,732
Hotels, restaurants and leisure – 0.9%
Las Vegas Sands Corp.	198,255	7,658,591
Leisure products – 0.4%
Mattel, Inc. (B)	186,073	3,615,398
Specialty retail – 0.6%
The Home Depot, Inc.	5,889	2,158,260
The TJX Companies, Inc.	24,684	3,006,511
		5,164,771
		16,874,492
Consumer staples – 9.2%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	21,009	718,928
Consumer staples distribution and retail – 1.4%
Dollar General Corp.	33,880	2,979,068
Walmart, Inc.	98,110	8,613,077
		11,592,145
Food products – 1.4%
Conagra Brands, Inc.	161,623	4,310,485
Tyson Foods, Inc., Class A	108,118	6,899,010
		11,209,495
Household products – 2.7%
Colgate-Palmolive Company	80,624	7,554,469
Kimberly-Clark Corp.	105,598	15,018,148
		22,572,617
Personal care products – 1.8%
Kenvue, Inc.	633,536	15,192,193
Tobacco – 1.8%
Philip Morris International, Inc.	92,998	14,761,573
		76,046,951
Energy – 9.8%
Energy equipment and services – 0.8%
Baker Hughes Company	15,707	690,323
Schlumberger, Ltd.	136,683	5,713,349
		6,403,672
Oil, gas and consumable fuels – 9.0%
Chevron Corp.	2,554	427,259
ConocoPhillips	97,416	10,230,628
Enbridge, Inc.	27,590	1,222,513
EOG Resources, Inc.	27,435	3,518,264
EQT Corp.	111,773	5,972,031
Expand Energy Corp.	29,809	3,318,338
Exxon Mobil Corp.	118,734	14,121,035
Hess Corp.	16,072	2,567,181
Phillips 66	15,489	1,912,582
South Bow Corp.	132,512	3,384,970
South Bow Corp. (New York Stock Exchange) (A)	9,925	253,286

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	87,904	$3,403,643
TC Energy Corp. (A)	78,832	3,721,659
The Williams Companies, Inc.	95,618	5,714,132
TotalEnergies SE	202,089	13,021,186
TotalEnergies SE, ADR	33,915	2,193,961
		74,982,668
		81,386,340
Financials – 22.8%
Banks – 9.1%
Bank of America Corp.	195,607	8,162,680
Citigroup, Inc.	176,488	12,528,883
Fifth Third Bancorp	188,399	7,385,241
Huntington Bancshares, Inc.	631,979	9,486,005
JPMorgan Chase & Co.	55,533	13,622,245
U.S. Bancorp	152,847	6,453,200
Wells Fargo & Company	248,934	17,870,972
		75,509,226
Capital markets – 2.3%
Morgan Stanley	15,394	1,796,018
State Street Corp.	19,671	1,761,145
The Charles Schwab Corp.	195,799	15,327,146
		18,884,309
Financial services – 3.1%
Apollo Global Management, Inc.	18,694	2,559,956
Equitable Holdings, Inc.	251,870	13,119,908
Fiserv, Inc. (B)	45,061	9,950,821
		25,630,685
Insurance – 8.3%
American International Group, Inc.	159,010	13,824,329
Chubb, Ltd.	51,655	15,599,293
Loews Corp.	100,708	9,256,072
MetLife, Inc.	223,656	17,957,340
The Hartford Insurance Group, Inc.	100,603	12,447,609
		69,084,643
		189,108,863
Health care – 16.0%
Biotechnology – 0.5%
AbbVie, Inc.	9,650	2,021,868
Biogen, Inc. (B)	16,193	2,215,850
		4,237,718
Health care equipment and supplies – 4.5%
Becton, Dickinson and Company	61,774	14,149,950
GE HealthCare Technologies, Inc.	12,069	974,089
Medtronic PLC	95,318	8,565,275
Zimmer Biomet Holdings, Inc.	119,736	13,551,720
		37,241,034
Health care providers and services – 6.2%
Cardinal Health, Inc.	10,829	1,491,911
Centene Corp. (B)	18,945	1,150,151
CVS Health Corp.	155,301	10,521,643
Elevance Health, Inc.	39,339	17,110,891
Humana, Inc.	4,143	1,096,238
The Cigna Group	27,398	9,013,942
UnitedHealth Group, Inc.	20,425	10,697,594
		51,082,370
Life sciences tools and services – 0.5%
Thermo Fisher Scientific, Inc.	8,710	4,334,096
Pharmaceuticals – 4.3%
AstraZeneca PLC, ADR	67,930	4,992,855
Bristol-Myers Squibb Company	59,015	3,599,325
Johnson & Johnson	36,603	6,070,242
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	21,041	$1,888,640
Pfizer, Inc.	149,225	3,781,362
Sanofi SA	52,411	5,803,042
Sanofi SA, ADR	74,509	4,132,269
Viatris, Inc.	622,311	5,420,329
		35,688,064
		132,583,282
Industrials – 13.2%
Aerospace and defense – 4.5%
General Electric Company	71,933	14,397,390
L3Harris Technologies, Inc.	65,363	13,681,130
The Boeing Company (B)	54,219	9,247,050
		37,325,570
Air freight and logistics – 0.9%
United Parcel Service, Inc., Class B	66,205	7,281,888
Electrical equipment – 0.8%
GE Vernova, Inc.	9,335	2,849,789
Rockwell Automation, Inc.	15,106	3,903,088
		6,752,877
Ground transportation – 1.3%
CSX Corp.	207,648	6,111,081
Norfolk Southern Corp.	20,874	4,944,007
		11,055,088
Industrial conglomerates – 1.7%
3M Company	20,292	2,980,083
Siemens AG	47,514	10,973,178
		13,953,261
Machinery – 2.6%
AGCO Corp.	31,512	2,917,066
Cummins, Inc.	14,882	4,664,614
Fortive Corp.	51,047	3,735,619
Stanley Black & Decker, Inc.	132,235	10,166,227
		21,483,526
Passenger airlines – 1.1%
Southwest Airlines Company	264,003	8,865,221
Trading companies and distributors – 0.3%
Ferguson Enterprises, Inc.	17,732	2,841,198
		109,558,629
Information technology – 8.4%
Communications equipment – 0.1%
Cisco Systems, Inc.	20,422	1,260,242
Electronic equipment, instruments and components – 0.8%
TE Connectivity PLC	46,942	6,633,843
IT services – 0.9%
Accenture PLC, Class A	22,919	7,151,645
Semiconductors and semiconductor equipment – 4.0%
Advanced Micro Devices, Inc. (B)	24,262	2,492,678
Applied Materials, Inc.	30,668	4,450,540
Intel Corp.	130,725	2,968,765
Qualcomm, Inc.	100,291	15,405,701
Texas Instruments, Inc.	42,099	7,565,190
		32,882,874
Software – 1.8%
Adobe, Inc. (B)	9,356	3,588,307
Microsoft Corp.	26,131	9,809,316

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.	5,102	$1,369,173
		14,766,796
Technology hardware, storage and peripherals – 0.8%
Samsung Electronics Company, Ltd.	163,588	6,485,522
		69,180,922
Materials – 3.1%
Chemicals – 1.3%
CF Industries Holdings, Inc.	135,093	10,557,518
Containers and packaging – 1.5%
International Paper Company	226,035	12,058,967
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd. (A)	33,056	2,543,329
		25,159,814
Real estate – 4.1%
Industrial REITs – 0.5%
Rexford Industrial Realty, Inc.	111,039	4,347,177
Office REITs – 0.0%
Vornado Realty Trust	4,087	151,178
Residential REITs – 1.5%
Equity Residential	175,148	12,537,094
Specialized REITs – 2.1%
Rayonier, Inc.	182,616	5,091,334
Weyerhaeuser Company	408,886	11,972,182
		17,063,516
		34,098,965
Utilities – 5.9%
Electric utilities – 2.8%
NextEra Energy, Inc.	85,570	6,066,057
PG&E Corp.	24,880	427,438
The Southern Company	184,260	16,942,707
		23,436,202
Gas utilities – 0.1%
Atmos Energy Corp.	2,921	451,528
Multi-utilities – 3.0%
Ameren Corp.	106,549	10,697,520
Dominion Energy, Inc.	126,778	7,108,442
NiSource, Inc.	17,057	683,815
Sempra	91,274	6,513,313
		25,003,090
		48,890,820
TOTAL COMMON STOCKS (Cost $643,958,265)		$809,518,551
PREFERRED SECURITIES – 1.3%
Consumer discretionary – 0.6%
Automobiles – 0.6%
Dr. Ing. h.c. F. Porsche AG (A)(C)	24,087	1,206,345
Volkswagen AG	38,450	3,923,367
		5,129,712
Industrials – 0.5%
Aerospace and defense – 0.5%
The Boeing Company, 6.000%	63,354	3,790,470
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926%	38,327	1,557,226
TOTAL PREFERRED SECURITIES (Cost $12,261,525)		$10,477,408
Equity Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 4.2232% (D)(E)	391,219	$3,913,320
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (D)	2,474,403	2,474,403
T. Rowe Price Government Reserve Fund, 4.3810% (D)	354,476	354,476
TOTAL SHORT-TERM INVESTMENTS (Cost $6,742,213)		$6,742,199
Total Investments (Equity Income Trust) (Cost $662,962,003) – 99.8%		$826,738,158
Other assets and liabilities, net – 0.2%		1,504,843
TOTAL NET ASSETS – 100.0%		$828,243,001
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $3,775,096.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Financials – 96.8%
Banks – 36.5%
American Business Bank	26,976	$1,204,209
Bank of America Corp.	113,863	4,751,503
Bank of Ireland Group PLC	52,792	623,754
Barclays PLC	436,549	1,641,438
CaixaBank SA	93,068	724,975
Citigroup, Inc.	64,298	4,564,515
Coastal Financial Corp. (A)	8,138	735,757
Dime Community Bancshares, Inc.	36,527	1,018,373
East West Bancorp, Inc.	26,062	2,339,325
JPMorgan Chase & Co.	18,706	4,588,582
M&T Bank Corp.	29,416	5,258,110
Old National Bancorp	91,481	1,938,482
Pinnacle Financial Partners, Inc.	36,945	3,917,648
Popular, Inc.	20,704	1,912,428
Renasant Corp.	20,285	688,270
Sumitomo Mitsui Trust Group, Inc.	70,100	1,764,506
Synovus Financial Corp.	76,093	3,556,587
Washington Trust Bancorp, Inc.	22,318	688,733
Wells Fargo & Company	80,769	5,798,405
Western Alliance Bancorp	5,955	457,523
Zions Bancorp NA	41,102	2,049,346
		50,222,469
Capital markets – 16.2%
Ameriprise Financial, Inc.	5,206	2,520,277
Ares Management Corp., Class A	16,512	2,420,824
CME Group, Inc.	9,563	2,536,968
GCM Grosvenor, Inc., Class A	35,830	474,031
KKR & Company, Inc.	15,344	1,773,920

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	17,803	$2,077,076
Nasdaq, Inc.	51,715	3,923,100
The Goldman Sachs Group, Inc.	6,934	3,787,975
Tradeweb Markets, Inc., Class A	18,367	2,726,765
		22,240,936
Consumer finance – 2.0%
American Express Company	10,444	2,809,958
Financial services – 14.4%
Apollo Global Management, Inc.	14,034	1,921,816
Equitable Holdings, Inc.	46,097	2,401,193
Fiserv, Inc. (A)	17,737	3,916,862
Mastercard, Inc., Class A	8,161	4,473,207
PayPal Holdings, Inc. (A)	24,131	1,574,548
Visa, Inc., Class A	15,925	5,581,076
		19,868,702
Insurance – 27.7%
American International Group, Inc.	16,696	1,451,550
Arthur J. Gallagher & Company	11,080	3,825,259
Bowhead Specialty Holdings, Inc. (A)	19,489	792,228
Chubb, Ltd.	8,351	2,521,918
MetLife, Inc.	33,433	2,684,336
NN Group NV	39,671	2,207,522
Palomar Holdings, Inc. (A)	25,207	3,455,376
Reinsurance Group of America, Inc.	15,966	3,143,705
Skyward Specialty Insurance Group, Inc. (A)	47,485	2,512,906
The Allstate Corp.	25,475	5,275,108
The Hartford Insurance Group, Inc.	12,475	1,543,532
The Progressive Corp.	15,809	4,474,105
Unum Group	52,637	4,287,810
		38,175,355
		133,317,420
Real estate – 0.9%
Specialized REITs – 0.9%
Digital Realty Trust, Inc.	8,914	1,277,287
TOTAL COMMON STOCKS (Cost $108,878,581)		$134,594,707
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.2232% (B)(C)	370,859	3,709,663
TOTAL SHORT-TERM INVESTMENTS (Cost $3,709,764)		$3,709,663
Total Investments (Financial Industries Trust) (Cost $112,588,345) – 100.4%		$138,304,370
Other assets and liabilities, net – (0.4%)		(524,988)
TOTAL NET ASSETS – 100.0%		$137,779,382
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 9.3%
Entertainment – 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	644,325	$57,995,693
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	2,668,010	$28,627,747
		86,623,440
Interactive media and services – 5.6%
Alphabet, Inc., Class A	730,536	112,970,087
CarGurus, Inc. (A)	670,938	19,544,424
		132,514,511
		219,137,951
Consumer discretionary – 23.8%
Automobile components – 1.7%
Fox Factory Holding Corp. (A)	404,134	9,432,488
Mobileye Global, Inc., Class A (A)	2,097,620	30,195,240
		39,627,728
Broadline retail – 9.0%
Amazon.com, Inc. (A)	1,105,226	210,280,299
Hotels, restaurants and leisure – 2.4%
Las Vegas Sands Corp.	594,854	22,979,210
Vail Resorts, Inc.	215,921	34,551,678
		57,530,888
Household durables – 6.3%
Lennar Corp., Class A	968,157	111,125,060
NVR, Inc. (A)	5,033	36,461,015
		147,586,075
Specialty retail – 3.5%
Avolta AG (A)	547,453	23,980,918
Group 1 Automotive, Inc.	150,472	57,472,780
		81,453,698
Textiles, apparel and luxury goods – 0.9%
Canada Goose Holdings, Inc. (A)	2,124,472	16,889,552
Salvatore Ferragamo SpA	682,568	4,612,428
		21,501,980
		557,980,668
Consumer staples – 2.6%
Beverages – 1.4%
Anheuser-Busch InBev SA/NV, ADR	533,754	32,857,896
Food products – 1.2%
Post Holdings, Inc. (A)	235,854	27,443,971
		60,301,867
Energy – 5.4%
Oil, gas and consumable fuels – 5.4%
Cheniere Energy, Inc.	420,045	97,198,413
Suncor Energy, Inc.	772,139	29,897,222
		127,095,635
Financials – 14.3%
Banks – 3.8%
First Hawaiian, Inc.	3,650,201	89,210,912
Capital markets – 10.5%
KKR & Company, Inc.	782,203	90,430,489
Morgan Stanley	597,010	69,653,157
S&P Global, Inc.	80,887	41,098,685
The Goldman Sachs Group, Inc.	81,487	44,515,533
		245,697,864
		334,908,776

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 4.9%
Health care equipment and supplies – 1.3%
Hologic, Inc. (A)	486,057	$30,023,741
Health care providers and services – 1.2%
Elevance Health, Inc.	63,444	27,595,602
Life sciences tools and services – 2.1%
Avantor, Inc. (A)	2,417,878	39,193,802
Thermo Fisher Scientific, Inc.	23,638	11,762,269
		50,956,071
Pharmaceuticals – 0.3%
Elanco Animal Health, Inc. (A)	739,139	7,760,960
		116,336,374
Industrials – 4.0%
Electrical equipment – 1.0%
Regal Rexnord Corp.	211,235	24,049,105
Machinery – 1.0%
Parker-Hannifin Corp.	37,842	23,002,260
Trading companies and distributors – 2.0%
United Rentals, Inc.	74,651	46,783,782
		93,835,147
Information technology – 30.2%
Semiconductors and semiconductor equipment – 10.7%
Analog Devices, Inc.	293,776	59,245,806
NVIDIA Corp.	1,492,046	161,707,945
Texas Instruments, Inc.	170,264	30,596,441
		251,550,192
Software – 13.7%
Adobe, Inc. (A)	122,639	47,035,736
Autodesk, Inc. (A)	107,455	28,131,719
Microsoft Corp.	63,559	23,859,413
Oracle Corp.	265,427	37,109,349
Roper Technologies, Inc.	52,663	31,049,052
Salesforce, Inc.	216,469	58,091,621
Workday, Inc., Class A (A)	417,365	97,467,248
		322,744,138
Technology hardware, storage and peripherals – 5.8%
Apple, Inc.	492,645	109,431,234
Samsung Electronics Company, Ltd.	658,020	26,087,507
		135,518,741
		709,813,071
Real estate – 3.6%
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,815,544	9,695,005
Specialized REITs – 3.2%
Crown Castle, Inc.	617,436	64,355,354
Millrose Properties, Inc., Class A (A)	376,871	9,990,850
		74,346,204
		84,041,209
TOTAL COMMON STOCKS (Cost $1,512,438,166)		$2,303,450,698
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 4.2232% (B)(C)	4,363,116	43,643,809
TOTAL SHORT-TERM INVESTMENTS (Cost $43,644,696)		$43,643,809
Total Investments (Fundamental All Cap Core Trust) (Cost $1,556,082,862) – 100.0%		$2,347,094,507
Other assets and liabilities, net – (0.0%)		(341,895)
TOTAL NET ASSETS – 100.0%		$2,346,752,612
Fundamental All Cap Core Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.5%
Communication services – 6.8%
Interactive media and services – 2.7%
Alphabet, Inc., Class A	90,272	$13,959,662
Meta Platforms, Inc., Class A	12,961	7,470,202
		21,429,864
Media – 4.1%
Charter Communications, Inc., Class A (A)	18,020	6,640,911
Comcast Corp., Class A	696,066	25,684,835
		32,325,746
		53,755,610
Consumer discretionary – 7.0%
Automobile components – 1.1%
Mobileye Global, Inc., Class A (A)	584,601	8,415,331
Broadline retail – 1.0%
eBay, Inc.	120,924	8,190,183
Hotels, restaurants and leisure – 1.5%
Vail Resorts, Inc.	71,938	11,511,519
Household durables – 2.6%
Lennar Corp., Class A	179,804	20,637,903
Specialty retail – 0.8%
CarMax, Inc. (A)	84,122	6,554,786
		55,309,722
Consumer staples – 8.1%
Beverages – 2.4%
Anheuser-Busch InBev SA/NV, ADR	174,341	10,732,432
Heineken Holding NV	108,171	7,828,732
		18,561,164
Consumer staples distribution and retail – 3.4%
Walmart, Inc.	301,186	26,441,119
Food products – 2.3%
Danone SA	101,117	7,733,955
Post Holdings, Inc. (A)	90,273	10,504,166
		18,238,121
		63,240,404
Energy – 8.7%
Oil, gas and consumable fuels – 8.7%
Cheniere Energy, Inc.	181,206	41,931,068
Chevron Corp.	64,693	10,822,492
Suncor Energy, Inc.	398,935	15,446,763
		68,200,323
Financials – 17.3%
Banks – 6.0%
Bank of America Corp.	357,392	14,913,968
Citigroup, Inc.	143,048	10,154,978
JPMorgan Chase & Co.	40,945	10,043,809
Wells Fargo & Company	169,217	12,148,088
		47,260,843
Capital markets – 10.8%
KKR & Company, Inc.	171,385	19,813,820
Morgan Stanley	61,390	7,162,371
Nasdaq, Inc.	375,945	28,519,188

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	237,057	$21,223,713
The Goldman Sachs Group, Inc.	14,626	7,990,038
		84,709,130
Consumer finance – 0.5%
American Express Company	16,246	4,370,986
		136,340,959
Health care – 19.1%
Biotechnology – 2.3%
Gilead Sciences, Inc.	122,791	13,758,732
Moderna, Inc. (A)	142,763	4,047,331
		17,806,063
Health care equipment and supplies – 2.8%
Hologic, Inc. (A)	353,861	21,857,994
Health care providers and services – 4.7%
Elevance Health, Inc.	85,652	37,255,194
Life sciences tools and services – 2.3%
Avantor, Inc. (A)	615,605	9,978,957
Danaher Corp.	39,580	8,113,900
		18,092,857
Pharmaceuticals – 7.0%
Elanco Animal Health, Inc. (A)	1,511,663	15,872,462
GSK PLC, ADR	434,597	16,836,288
Haleon PLC, ADR	809,804	8,332,883
Merck & Company, Inc.	48,409	4,345,192
Novartis AG, ADR	89,758	10,006,222
		55,393,047
		150,405,155
Industrials – 11.7%
Aerospace and defense – 3.7%
Airbus SE	47,502	8,364,418
L3Harris Technologies, Inc.	40,620	8,502,172
RTX Corp.	90,472	11,983,921
		28,850,511
Air freight and logistics – 1.0%
FedEx Corp.	31,667	7,719,781
Electrical equipment – 0.5%
Sensata Technologies Holding PLC	162,252	3,937,856
Machinery – 4.1%
Fortive Corp.	225,688	16,515,848
Parker-Hannifin Corp.	25,365	15,418,115
		31,933,963
Trading companies and distributors – 2.4%
United Rentals, Inc.	30,657	19,212,742
		91,654,853
Information technology – 11.4%
Electronic equipment, instruments and components – 1.3%
Vontier Corp.	314,861	10,343,184
IT services – 0.9%
Cognizant Technology Solutions Corp., Class A	87,741	6,712,187
Semiconductors and semiconductor equipment – 1.0%
Analog Devices, Inc.	19,312	3,894,651
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,497	4,066,502
		7,961,153
Software – 6.4%
Adobe, Inc. (A)	18,660	7,156,670
Microsoft Corp.	48,692	18,278,490
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	175,873	$24,588,804
		50,023,964
Technology hardware, storage and peripherals – 1.8%
Samsung Electronics Company, Ltd.	362,218	14,360,300
		89,400,788
Materials – 1.7%
Chemicals – 1.7%
Axalta Coating Systems, Ltd. (A)	162,364	5,385,614
LyondellBasell Industries NV, Class A	112,398	7,912,819
		13,298,433
Real estate – 3.7%
Specialized REITs – 3.7%
Crown Castle, Inc.	277,576	28,931,746
TOTAL COMMON STOCKS (Cost $584,296,953)		$750,537,993
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 4.2232% (C)(D)	3,433,067	34,340,625
TOTAL SHORT-TERM INVESTMENTS (Cost $34,342,215)		$34,340,625
Total Investments (Fundamental Large Cap Value Trust) (Cost $618,639,171) – 99.8%		$784,878,618
Other assets and liabilities, net – 0.2%		1,213,009
TOTAL NET ASSETS – 100.0%		$786,091,627
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Belgium - 1.6%
Anheuser-Busch InBev SA/NV	76,656	$4,712,935
France - 5.1%
LVMH Moet Hennessy Louis Vuitton SE	4,576	2,833,829
Publicis Groupe SA	44,064	4,157,394
Sanofi SA	30,491	3,376,030
TotalEnergies SE	67,844	4,371,406
		14,738,659
Ireland - 4.3%
Accenture PLC, Class A	12,036	3,755,713
Medtronic PLC	56,956	5,118,066
Ryanair Holdings PLC, ADR	78,732	3,335,875
		12,209,654
Japan - 10.2%
Asahi Group Holdings, Ltd.	442,000	5,647,243
FANUC Corp.	151,155	4,118,334
Seven & i Holdings Company, Ltd.	196,100	2,839,706
Sony Group Corp.	234,100	5,923,436

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	126,300	$3,247,755
Sumitomo Mitsui Trust Group, Inc.	298,600	7,516,142
		29,292,616
Netherlands - 3.1%
ING Groep NV	448,529	8,787,294
Switzerland - 3.3%
Chubb, Ltd.	20,176	6,092,950
SGS SA	34,193	3,406,949
		9,499,899
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	188,000	5,294,641
United Kingdom - 2.0%
Haleon PLC	1,121,379	5,663,226
United States - 66.0%
3M Company	23,208	3,408,327
Alphabet, Inc., Class A	26,892	4,158,579
Analog Devices, Inc.	21,024	4,239,910
Apple, Inc.	20,204	4,487,915
Arthur J. Gallagher & Company	10,517	3,630,889
AutoZone, Inc. (A)	1,899	7,240,469
Bank of America Corp.	207,670	8,666,069
Cheniere Energy, Inc.	25,664	5,938,650
Citigroup, Inc.	122,530	8,698,405
Comcast Corp., Class A	87,118	3,214,654
ConocoPhillips	61,154	6,422,393
CRH PLC	11,185	983,944
CRH PLC (London Stock Exchange)	78,318	6,864,032
CSX Corp.	149,133	4,388,984
Darden Restaurants, Inc.	24,141	5,015,534
DuPont de Nemours, Inc.	47,032	3,512,350
Elevance Health, Inc.	11,228	4,883,731
Emerson Electric Company	38,987	4,274,535
GE HealthCare Technologies, Inc.	55,364	4,468,428
Honeywell International, Inc.	14,750	3,123,313
Intercontinental Exchange, Inc.	36,309	6,263,303
L3Harris Technologies, Inc.	26,378	5,521,179
Lennar Corp., Class A	24,498	2,811,880
Lowe's Companies, Inc.	22,494	5,246,276
McKesson Corp.	10,226	6,881,996
Microsoft Corp.	33,813	12,693,062
Oracle Corp.	28,401	3,970,744
Philip Morris International, Inc.	65,565	10,407,132
Starbucks Corp.	33,438	3,279,933
Target Corp.	28,252	2,948,379
The Walt Disney Company	59,117	5,834,848
T-Mobile US, Inc.	22,983	6,129,796
TransUnion	54,603	4,531,503
Union Pacific Corp.	12,236	2,890,633
United Rentals, Inc.	6,259	3,922,515
Wells Fargo & Company	121,618	8,730,956
		189,685,246
TOTAL COMMON STOCKS (Cost $243,181,096)		$279,884,170
PREFERRED SECURITIES - 2.0%
South Korea - 2.0%
Samsung Electronics Company, Ltd.	173,636	5,620,141
TOTAL PREFERRED SECURITIES (Cost $7,756,781)		$5,620,141
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
Global Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
Federated Government Obligations Fund, Institutional Class, 4.1986% (C)	4,989,163	$4,989,163
TOTAL SHORT-TERM INVESTMENTS (Cost $4,989,163)		$4,989,163
Total Investments (Global Equity Trust) (Cost $255,927,040) - 101.1%		$290,493,474
Other assets and liabilities, net - (1.1%)		(3,251,937)
TOTAL NET ASSETS - 100.0%		$287,241,537
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Financials – 0.4%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,298	$184,167
Insurance – 0.3%
Oscar Health, Inc., Class A (A)	53,406	700,153
		884,320
Health care – 97.9%
Biotechnology – 35.5%
Agios Pharmaceuticals, Inc. (A)	23,215	680,200
Akero Therapeutics, Inc. (A)	24,945	1,009,774
Alector, Inc. (A)	12,104	14,888
Alkermes PLC (A)	26,134	862,945
Allogene Therapeutics, Inc. (A)	81,376	118,809
Alnylam Pharmaceuticals, Inc. (A)	21,607	5,834,322
Amgen, Inc.	11,411	3,555,097
AnaptysBio, Inc. (A)	6,400	118,976
Annexon, Inc. (A)	22,109	42,670
Apogee Therapeutics, Inc. (A)	14,502	541,795
Arcellx, Inc. (A)	14,987	983,147
Argenx SE, ADR (A)	13,828	8,184,309
Ascendis Pharma A/S, ADR (A)	17,930	2,794,570
Aura Biosciences, Inc. (A)	10,426	61,096
Avidity Biosciences, Inc. (A)	48,245	1,424,192
Beam Therapeutics, Inc. (A)	28,458	555,785
BeiGene, Ltd., ADR (A)	13,037	3,548,280
Bicara Therapeutics, Inc. (A)	14,939	194,655
Bicycle Therapeutics PLC, ADR (A)	25,602	217,361
Biogen, Inc. (A)	3,550	485,782
Biohaven, Ltd. (A)	29,215	702,329
Blueprint Medicines Corp. (A)	29,749	2,633,084
Cabaletta Bio, Inc. (A)	9,787	13,555
Cargo Therapeutics, Inc. (A)	6,153	25,043
Celldex Therapeutics, Inc. (A)	13,560	246,114
Centessa Pharmaceuticals PLC, ADR (A)	68,167	980,241
CG Oncology, Inc. (A)	10,462	256,214
Climb Bio, Inc. (A)	9,200	11,224
Crinetics Pharmaceuticals, Inc. (A)	20,394	684,015
Cytokinetics, Inc. (A)	8,860	356,083
Denali Therapeutics, Inc. (A)	40,034	544,262
Disc Medicine, Inc. (A)	6,824	338,743
Entrada Therapeutics, Inc. (A)	11,625	105,090
Exact Sciences Corp. (A)	22,441	971,471

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Generation Bio Company (A)	37,692	$15,265
Gilead Sciences, Inc.	30,146	3,377,859
Heron Therapeutics, Inc. (A)	43,200	95,040
Ideaya Biosciences, Inc. (A)	8,737	143,112
Immuneering Corp., Class A (A)	29,676	45,108
Immunocore Holdings PLC, ADR (A)	20,835	618,174
Immunome, Inc. (A)	52,773	355,162
Incyte Corp. (A)	5,113	309,592
Insmed, Inc. (A)	49,554	3,780,475
Ionis Pharmaceuticals, Inc. (A)	12,667	382,163
Iovance Biotherapeutics, Inc. (A)	31,687	105,518
Janux Therapeutics, Inc. (A)	11,017	297,459
Krystal Biotech, Inc. (A)	4,353	784,846
Kymera Therapeutics, Inc. (A)	25,548	699,249
Kyverna Therapeutics, Inc. (A)	8,829	17,040
Legend Biotech Corp., ADR (A)	13,445	456,189
LENZ Therapeutics, Inc. (A)	7,908	203,315
Lyell Immunopharma, Inc. (A)	123,925	66,672
Madrigal Pharmaceuticals, Inc. (A)	2,743	908,564
Merus NV (A)	8,416	354,229
Metsera, Inc. (A)	7,557	205,702
Monte Rosa Therapeutics, Inc. (A)	29,932	138,884
MoonLake Immunotherapeutics (A)	26,846	1,048,873
Natera, Inc. (A)	11,041	1,561,308
Neurocrine Biosciences, Inc. (A)	11,923	1,318,684
Nuvalent, Inc., Class A (A)	7,114	504,525
ORIC Pharmaceuticals, Inc. (A)	25,630	143,015
Oruka Therapeutics, Inc.	13,401	137,494
Praxis Precision Medicines, Inc. (A)	5,832	220,858
Prelude Therapeutics, Inc. (A)	17,428	13,385
Protagonist Therapeutics, Inc. (A)	20,541	993,363
Prothena Corp. PLC (A)	10,094	124,913
Regeneron Pharmaceuticals, Inc.	5,783	3,667,752
Relay Therapeutics, Inc. (A)	40,081	105,012
Replimune Group, Inc. (A)	38,909	379,363
REVOLUTION Medicines, Inc. (A)	32,695	1,156,095
Rhythm Pharmaceuticals, Inc. (A)	6,554	347,165
Rocket Pharmaceuticals, Inc. (A)	23,535	156,978
Sana Biotechnology, Inc. (A)	54,773	92,019
Scholar Rock Holding Corp. (A)	40,888	1,314,549
Sensorion SA (A)	182,870	82,474
Sionna Therapeutics, Inc. (A)	7,726	80,814
Soleno Therapeutics, Inc. (A)	9,097	649,981
SpringWorks Therapeutics, Inc. (A)	14,716	649,417
Spyre Therapeutics, Inc. (A)	8,220	132,630
Summit Therapeutics, Inc. (A)	95,158	1,835,598
Ultragenyx Pharmaceutical, Inc. (A)	18,861	682,957
United Therapeutics Corp. (A)	2,351	724,743
UroGen Pharma, Ltd. (A)	5,500	60,830
Vaxcyte, Inc. (A)	18,818	710,568
Vera Therapeutics, Inc. (A)	26,714	641,670
Vertex Pharmaceuticals, Inc. (A)	15,528	7,528,285
Viridian Therapeutics, Inc. (A)	5,400	72,792
Voyager Therapeutics, Inc. (A)	15,964	53,958
Xencor, Inc. (A)	13,179	140,225
Zai Lab, Ltd., ADR (A)	35,819	1,294,499
		81,082,530
Health care equipment and supplies – 17.6%
Becton, Dickinson and Company	7,564	1,732,610
Beta Bionics, Inc. (A)	4,325	52,938
Boston Scientific Corp. (A)	71,529	7,215,846
DexCom, Inc. (A)	7,807	533,140
IDEXX Laboratories, Inc. (A)	2,964	1,244,732
Intuitive Surgical, Inc. (A)	22,940	11,361,494
Kestra Medical Technologies Ltd. (A)	6,769	168,683
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Lantheus Holdings, Inc. (A)	3,453	$337,013
Masimo Corp. (A)	4,350	724,710
Medtronic PLC	12,488	1,122,172
Novocure, Ltd. (A)	10,559	188,161
Orchestra BioMed Holdings, Inc. (A)	13,354	57,155
Penumbra, Inc. (A)	10,420	2,786,412
PROCEPT BioRobotics Corp. (A)	10,121	589,649
Sonova Holding AG	3,871	1,130,256
Stryker Corp.	27,575	10,264,794
The Cooper Companies, Inc. (A)	8,828	744,642
		40,254,407
Health care providers and services – 17.6%
Alignment Healthcare, Inc. (A)	32,912	612,821
BrightSpring Health Services, Inc. (A)	40,537	733,314
Cardinal Health, Inc.	8,280	1,140,736
Cencora, Inc.	4,251	1,182,161
Centene Corp. (A)	8,388	509,235
CVS Health Corp.	14,702	996,061
Elevance Health, Inc.	11,696	5,087,292
Encompass Health Corp.	4,130	418,286
Guardant Health, Inc. (A)	8,928	380,333
HCA Healthcare, Inc.	6,096	2,106,473
Labcorp Holdings, Inc.	1,414	329,094
McKesson Corp.	1,795	1,208,017
Molina Healthcare, Inc. (A)	5,319	1,752,025
Quest Diagnostics, Inc.	6,957	1,177,124
Tenet Healthcare Corp. (A)	12,339	1,659,596
The Cigna Group	12,981	4,270,749
UnitedHealth Group, Inc.	31,649	16,576,164
		40,139,481
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	3,365	779,435
Life sciences tools and services – 8.4%
Bio-Techne Corp.	12,800	750,464
Danaher Corp.	34,498	7,072,090
ICON PLC (A)	1,899	332,306
Mettler-Toledo International, Inc. (A)	355	419,223
Repligen Corp. (A)	5,139	653,886
Revvity, Inc.	8,574	907,129
Thermo Fisher Scientific, Inc.	18,143	9,027,957
		19,163,055
Pharmaceuticals – 18.5%
Arvinas, Inc. (A)	11,005	77,255
AstraZeneca PLC, ADR	60,178	4,423,083
Chugai Pharmaceutical Company, Ltd.	34,700	1,589,661
Edgewise Therapeutics, Inc. (A)	3,600	79,200
Eli Lilly & Company	29,941	24,728,572
MBX Biosciences, Inc. (A)	10,682	78,833
MediWound, Ltd. (A)	2,215	34,377
Merck & Company, Inc.	42,333	3,799,810
Pharvaris NV (A)	9,988	156,812
Rapport Therapeutics, Inc. (A)	18,572	186,277
Roche Holding AG	3,846	1,265,825
Sanofi SA, ADR	51,604	2,861,958
Structure Therapeutics, Inc., ADR (A)	7,577	131,158
Tarsus Pharmaceuticals, Inc. (A)	8,254	424,008
UCB SA	1,975	347,728
Verona Pharma PLC, ADR (A)	27,052	1,717,531
WaVe Life Sciences, Ltd. (A)	28,868	233,253
		42,135,341
		223,554,249

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	1,971	$11,235
TOTAL COMMON STOCKS (Cost $194,676,778)		$224,449,804
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	2,158	503,073
TOTAL PREFERRED SECURITIES (Cost $602,110)		$503,073
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030	$277,000	232,537
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$232,537
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	1,021
Revolution Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	171
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	85
TOTAL WARRANTS (Cost $29,139)		$1,277
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (B)	501,852	501,852
T. Rowe Price Government Reserve Fund, 4.3810% (B)	3,315,178	3,315,178
TOTAL SHORT-TERM INVESTMENTS (Cost $3,817,030)		$3,817,030
Total Investments (Health Sciences Trust) (Cost $199,402,057) – 100.3%		$229,003,721
Other assets and liabilities, net – (0.3%)		(604,104)
TOTAL NET ASSETS – 100.0%		$228,399,617
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
High Yield Trust
	Shares or Principal Amount	Value
CORPORATE BONDS – 88.1%
Communication services – 15.3%
Altice Financing SA
5.750%, 08/15/2029 (A)(B)	$468,000	$342,334
9.625%, 07/15/2027 (A)(B)	587,000	497,483
Altice France Holding SA 10.500%, 05/15/2027 (A)	598,000	174,853
Altice France SA
5.500%, 10/15/2029 (A)(B)	572,000	453,227
8.125%, 02/01/2027 (A)(B)	542,000	484,634
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	209,000	156,069
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
ANGI Group LLC 3.875%, 08/15/2028 (A)	$607,000	$550,826
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)(B)	301,000	264,353
Bell Canada 6.875%, (6.875% to 9-15-30, then 5 Year CMT + 2.390%), 09/15/2055	681,000	682,349
Cars.com, Inc. 6.375%, 11/01/2028 (A)	545,000	540,982
CCO Holdings LLC
4.500%, 08/15/2030 (A)	991,000	902,114
5.125%, 05/01/2027 (A)	738,000	726,885
5.375%, 06/01/2029 (A)	562,000	543,793
6.375%, 09/01/2029 (A)	634,000	632,107
7.375%, 03/01/2031 (A)	854,000	867,643
Charter Communications Operating LLC 6.834%, 10/23/2055	366,000	356,101
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)	265,000	267,500
Connect Finco SARL 9.000%, 09/15/2029 (A)	399,000	363,780
CSC Holdings LLC 6.500%, 02/01/2029 (A)	633,000	523,808
CSC Holdings LLC 11.750%, 01/31/2029 (A)	360,000	349,143
Directv Financing LLC 10.000%, 02/15/2031 (A)	550,000	528,110
DISH Network Corp. 11.750%, 11/15/2027 (A)	771,000	811,922
GCI LLC 4.750%, 10/15/2028 (A)	963,000	887,766
Gray Media, Inc.
4.750%, 10/15/2030 (A)	153,000	96,429
10.500%, 07/15/2029 (A)	209,000	217,747
IHeartCommunications, Inc. 10.875%, 05/01/2030 (A)	773,000	382,071
Iliad Holding SAS 7.000%, 04/15/2032 (A)	538,000	538,711
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)	1,087,000	908,774
Level 3 Financing, Inc. 11.000%, 11/15/2029 (A)	882,000	983,025
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)	1,390,000	1,355,024
Match Group Holdings II LLC 5.625%, 02/15/2029 (A)	738,000	722,916
News Corp. 5.125%, 02/15/2032 (A)	947,000	903,123
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	790,000	695,433
ROBLOX Corp. 3.875%, 05/01/2030 (A)	598,000	543,967
Sable International Finance, Ltd. 7.125%, 10/15/2032 (A)	370,000	354,699
Sabre GLBL, Inc.
8.625%, 06/01/2027 (A)(B)	485,000	479,948
10.750%, 11/15/2029 (A)	347,000	349,525
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)(B)	327,000	199,719
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	110,000	91,712
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	582,000	543,008
5.500%, 07/01/2029 (A)	467,000	450,898

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Snap, Inc. 6.875%, 03/01/2033 (A)	$498,000	$497,962
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (C)	728,000	720,720
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	614,239
Univision Communications, Inc. 8.500%, 07/31/2031 (A)	634,000	619,507
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	830,000	711,551
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	852,000	806,963
Windstream Services LLC 8.250%, 10/01/2031 (A)	438,000	445,931
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	697,000	612,596
		26,753,980
Consumer discretionary – 14.7%
Affinity Interactive 6.875%, 12/15/2027 (A)	669,000	506,979
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029 (A)	523,000	539,420
Amer Sports Company 6.750%, 02/16/2031 (A)	619,000	633,485
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	684,000	620,306
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (A)	983,000	996,466
Carnival Corp. 6.000%, 05/01/2029 (A)	1,039,000	1,031,723
CEC Entertainment LLC 6.750%, 05/01/2026 (A)	632,000	623,294
Choice Hotels International, Inc. 5.850%, 08/01/2034	725,000	726,520
Clarios Global LP 6.750%, 05/15/2028 (A)	445,000	451,268
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(D)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	536,610
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (A)	470,000	442,274
6.375%, 01/15/2030 (A)	269,000	269,578
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)	600,000	526,766
6.625%, 01/15/2032 (A)	625,000	619,292
International Game Technology PLC 6.250%, 01/15/2027 (A)	1,073,000	1,080,118
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	462,000	443,349
KB Home
4.000%, 06/15/2031	603,000	541,266
7.250%, 07/15/2030 (B)	286,000	293,506
Kohl's Corp. 4.625%, 05/01/2031 (B)	471,000	328,712
Liberty Interactive LLC 8.250%, 02/01/2030	1,088,000	427,830
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	885,000	810,302
4.375%, 01/15/2031 (A)	396,000	358,785
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Macy's Retail Holdings LLC 5.875%, 03/15/2030 (A)(B)	$568,000	$540,706
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)(B)	674,000	618,277
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	657,000	616,608
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)	636,000	635,970
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	535,228
Newell Brands, Inc. 6.375%, 09/15/2027 (B)	709,000	711,625
Nordstrom, Inc. 4.250%, 08/01/2031 (B)	621,000	533,507
QVC, Inc. 6.875%, 04/15/2029 (A)(B)	534,000	365,774
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(C)	244,000	219,915
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(C)	220,000	217,242
11.250%, 02/15/2027 (A)	580,000	628,357
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	613,009
Royal Caribbean Cruises, Ltd.
5.625%, 09/30/2031 (A)	274,000	269,047
6.000%, 02/01/2033 (A)	451,000	450,719
6.250%, 03/15/2032 (A)	178,000	179,607
Saks Global Enterprises LLC 11.000%, 12/15/2029 (A)	472,000	382,367
Sotheby's 7.375%, 10/15/2027 (A)	633,000	609,459
The Goodyear Tire & Rubber Company 5.000%, 07/15/2029 (B)	486,000	450,807
The Michaels Companies, Inc. 7.875%, 05/01/2029 (A)	722,000	383,011
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	437,000	447,203
Wayfair LLC
7.250%, 10/31/2029 (A)	266,000	254,723
7.750%, 09/15/2030 (A)	545,000	526,167
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	565,000	539,613
Yum! Brands, Inc. 5.375%, 04/01/2032	556,000	542,005
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	555,000	527,377
6.875%, 04/14/2028 (A)	900,000	883,891
7.125%, 04/14/2030 (A)	272,000	261,844
		25,752,267
Consumer staples – 3.1%
Albertsons Companies, Inc. 6.500%, 02/15/2028 (A)	535,000	542,498
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	486,000	449,922
5.500%, 06/01/2028 (A)	552,000	540,595
HLF Financing Sarl LLC 12.250%, 04/15/2029 (A)	427,000	459,103
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	588,000	547,718
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)	578,000	540,509

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Post Holdings, Inc.
5.500%, 12/15/2029 (A)	$465,000	$451,976
6.375%, 03/01/2033 (A)	462,000	454,292
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	452,989
5.750%, 04/15/2033 (A)	372,000	361,887
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029	537,000	548,328
		5,349,817
Energy – 10.9%
Antero Midstream Partners LP 5.375%, 06/15/2029 (A)	647,000	632,420
Archrock Partners LP 6.625%, 09/01/2032 (A)	627,000	629,463
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)	586,000	571,836
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	441,000	450,693
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	181,310
6.875%, 07/01/2029 (A)	532,000	540,794
CNX Resources Corp. 6.000%, 01/15/2029 (A)	457,000	451,230
Continental Resources, Inc. 5.750%, 01/15/2031 (A)	1,086,000	1,094,371
Delek Logistics Partners LP 7.125%, 06/01/2028 (A)	363,000	363,806
Enbridge, Inc. 8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,885,000	2,076,143
Energy Transfer LP 7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (C)	986,000	997,705
EQM Midstream Partners LP 7.500%, 06/01/2030 (A)	758,000	818,212
Genesis Energy LP
8.000%, 05/15/2033	453,000	456,525
8.250%, 01/15/2029	709,000	731,998
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	349,000	357,559
8.875%, 07/15/2028 (A)	514,000	535,939
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	180,831
MEG Energy Corp. 5.875%, 02/01/2029 (A)	737,000	724,731
Parkland Corp. 5.875%, 07/15/2027 (A)	635,000	632,755
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	543,959
Sitio Royalties Operating Partnership LP 7.875%, 11/01/2028 (A)	435,000	447,751
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	352,000	356,127
Sunoco LP
4.500%, 04/30/2030	384,000	359,109
6.000%, 04/15/2027	452,000	451,169
Venture Global Calcasieu Pass LLC 6.250%, 01/15/2030 (A)	445,000	451,654
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	531,000	523,135
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Venture Global LNG, Inc. (continued)
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)	$1,688,000	$1,601,893
9.500%, 02/01/2029 (A)	1,132,000	1,213,856
Viper Energy, Inc. 7.375%, 11/01/2031 (A)	606,000	633,377
		19,010,351
Financials – 13.4%
Accelerate360 Holdings LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,571,185	1,626,176
Acrisure LLC
7.500%, 11/06/2030 (A)	790,000	803,714
8.500%, 06/15/2029 (A)	346,000	360,428
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	700,000	702,737
7.000%, 01/15/2031 (A)	536,000	537,639
7.375%, 10/01/2032 (A)	446,000	447,959
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	245,230
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	200,000	203,227
Barclays PLC 8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (C)	789,000	813,430
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	614,000	631,978
Block, Inc. 3.500%, 06/01/2031	814,000	715,674
BNP Paribas SA
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(C)	784,000	814,555
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	423,000	452,092
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	518,000	539,205
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (A)	179,000	175,031
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	380,000	362,077
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	629,000	640,311
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	628,000	638,151
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	294,552
Enact Holdings, Inc. 6.250%, 05/28/2029	887,000	910,071
F&G Annuities & Life, Inc. 6.250%, 10/04/2034	833,000	806,780
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	543,000	535,494
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	768,000	846,207

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	$522,000	$541,678
goeasy, Ltd. 7.375%, 10/01/2030 (A)	464,000	455,068
Howden UK Refinance PLC 7.250%, 02/15/2031 (A)	620,000	625,726
HUB International, Ltd.
7.250%, 06/15/2030 (A)	878,000	904,345
7.375%, 01/31/2032 (A)	441,000	449,019
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (A)	634,000	633,666
6.500%, 08/01/2029 (A)	540,000	547,451
NMI Holdings, Inc. 6.000%, 08/15/2029	629,000	636,828
OneMain Finance Corp.
7.875%, 03/15/2030	605,000	627,066
9.000%, 01/15/2029 (B)	361,000	378,837
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (A)	796,000	811,069
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	185,000	178,531
Popular, Inc. 7.250%, 03/13/2028	609,000	629,972
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	227,000	223,516
Ryan Specialty LLC 5.875%, 08/01/2032 (A)	365,000	360,504
The Toronto-Dominion Bank 7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084 (B)	715,000	718,614
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	257,000	256,358
World Acceptance Corp. 7.000%, 11/01/2026 (A)	456,000	452,196
		23,533,162
Health care – 5.3%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)	545,000	544,463
AdaptHealth LLC 4.625%, 08/01/2029 (A)	887,000	806,692
AMN Healthcare, Inc. 4.000%, 04/15/2029 (A)	500,000	450,538
Bausch Health Companies, Inc. 10.000%, 04/15/2032 (A)	1,073,000	1,066,415
Community Health Systems, Inc. 6.125%, 04/01/2030 (A)	145,000	86,546
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (A)	164,000	166,871
CVS Health Corp. 7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	547,000	551,315
DaVita, Inc.
3.750%, 02/15/2031 (A)	619,000	538,918
4.625%, 06/01/2030 (A)	779,000	717,125
Encompass Health Corp. 4.750%, 02/01/2030 (B)	157,000	151,045
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	764,000	796,490
HealthEquity, Inc. 4.500%, 10/01/2029 (A)(B)	765,000	717,103
Medline Borrower LP 6.250%, 04/01/2029 (A)	444,000	449,652
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Organon & Company 4.125%, 04/30/2028 (A)	$764,000	$713,999
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	454,000	440,863
Tenet Healthcare Corp. 5.125%, 11/01/2027	400,000	394,140
Varex Imaging Corp. 7.875%, 10/15/2027 (A)	703,000	713,917
		9,306,092
Industrials – 9.3%
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	267,000	262,637
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(D)	96,052	720
Arcosa, Inc. 4.375%, 04/15/2029 (A)	480,000	449,838
Axon Enterprise, Inc.
6.125%, 03/15/2030 (A)	180,000	181,660
6.250%, 03/15/2033 (A)	180,000	181,852
Boise Cascade Company 4.875%, 07/01/2030 (A)(B)	477,000	451,134
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	447,000	425,703
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)	201,000	179,818
6.375%, 06/15/2032 (A)	535,000	536,558
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	83,622
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	357,000	360,819
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)(B)	572,000	534,753
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	536,000	536,238
6.750%, 07/15/2031 (A)	535,000	538,479
Garda World Security Corp.
8.250%, 08/01/2032 (A)	352,000	343,530
8.375%, 11/15/2032 (A)	264,000	259,567
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (A)	559,000	538,357
Herc Holdings, Inc. 6.625%, 06/15/2029 (A)	355,000	356,141
JELD-WEN, Inc. 7.000%, 09/01/2032 (A)(B)	758,000	672,467
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)	682,000	673,196
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	269,000	266,613
OneSky Flight LLC 8.875%, 12/15/2029 (A)	441,000	445,712
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	548,000	545,443
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	180,441
The GEO Group, Inc. 10.250%, 04/15/2031	907,000	985,888
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	549,000	538,711
TransDigm, Inc.
6.375%, 03/01/2029 (A)	626,000	632,382
7.125%, 12/01/2031 (A)	439,000	451,660

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TriNet Group, Inc. 7.125%, 08/15/2031 (A)	$620,000	$629,541
United Airlines, Inc. 4.625%, 04/15/2029 (A)	565,000	534,648
United Rentals North America, Inc.
3.875%, 02/15/2031	498,000	451,874
4.000%, 07/15/2030	588,000	542,519
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	187,000	178,017
VT Topco, Inc. 8.500%, 08/15/2030 (A)	599,000	628,012
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	201,112
WESCO Distribution, Inc.
6.375%, 03/15/2029 to 03/15/2033 (A)	897,000	906,211
7.250%, 06/15/2028 (A)	622,000	630,826
		16,316,699
Information technology – 4.3%
Cloud Software Group, Inc. 9.000%, 09/30/2029 (A)	1,069,000	1,066,210
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	634,000	621,802
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	262,000	271,580
EchoStar Corp. 10.750%, 11/30/2029	420,000	441,320
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	179,000	180,401
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	188,000	179,054
5.250%, 10/01/2030 (A)	557,000	535,338
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	675,000	631,946
Opal Bidco SAS 6.500%, 03/31/2032 (A)	357,000	357,000
Qorvo, Inc. 3.375%, 04/01/2031 (A)	626,000	548,786
Seagate HDD Cayman
5.750%, 12/01/2034	647,000	628,219
8.250%, 12/15/2029	253,000	269,005
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	788,219
Virtusa Corp. 7.125%, 12/15/2028 (A)	561,000	527,472
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)	415,000	291,391
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	265,000	268,192
		7,605,935
Materials – 5.0%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)(B)	483,000	447,749
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	182,029
Ardagh Metal Packaging Finance USA LLC 6.000%, 06/15/2027 (A)	637,000	628,137
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)(B)	700,000	642,922
Ashland, Inc. 6.875%, 05/15/2043	435,000	451,493
Ball Corp. 6.000%, 06/15/2029	179,000	181,122
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	285,000	286,972
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Clydesdale Acquisition Holdings, Inc. (continued)
6.875%, 01/15/2030 (A)	$616,000	$620,672
8.750%, 04/15/2030 (A)	266,000	269,763
First Quantum Minerals, Ltd. 9.375%, 03/01/2029 (A)	341,000	358,611
FMG Resources August 2006 Proprietary, Ltd. 4.500%, 09/15/2027 (A)	278,000	269,602
Magnera Corp. 7.250%, 11/15/2031 (A)	828,000	805,321
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(D)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(D)	950,000	10
Novelis Corp. 4.750%, 01/30/2030 (A)	581,000	541,727
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (A)(B)	1,307,000	1,275,959
Sealed Air Corp.
6.125%, 02/01/2028 (A)	269,000	269,387
6.875%, 07/15/2033 (A)	432,000	452,086
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	409,000	358,772
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	546,000	537,545
8.500%, 08/15/2027 (A)	271,000	269,609
		8,850,401
Real estate – 2.9%
Anywhere Real Estate Group LLC 7.000%, 04/15/2030 (A)	698,000	620,680
Diversified Healthcare Trust
7.619%, 01/15/2026 (A)(E)	389,000	366,659
9.750%, 06/15/2025	362,000	361,618
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)	200,000	206,000
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	514,000	537,301
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	583,000	538,286
Iron Mountain, Inc. 4.875%, 09/15/2029 (A)	1,136,000	1,084,329
Outfront Media Capital LLC 7.375%, 02/15/2031 (A)	346,000	360,365
Uniti Group LP 10.500%, 02/15/2028 (A)	650,000	690,490
XHR LP 6.625%, 05/15/2030 (A)	269,000	264,088
		5,029,816
Utilities – 3.9%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	358,000	358,233
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (A)	629,000	620,500
Calpine Corp. 4.500%, 02/15/2028 (A)	746,000	723,206
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	1,083,000	1,087,765
Lightning Power LLC 7.250%, 08/15/2032 (A)	525,000	540,530

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	$827,000	$732,439
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (A)(C)	408,000	449,214
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	458,000	450,146
Talen Energy Supply LLC 8.625%, 06/01/2030 (A)	591,000	626,875
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	356,000	359,243
Vistra Corp. 8.875%, (8.875% to 1-15-29, then 5 Year CMT + 5.045%), 01/15/2029 (A)(C)	844,000	902,447
		6,850,598
TOTAL CORPORATE BONDS (Cost $162,317,123)		$154,359,118
TERM LOANS (F) – 8.8%
Communication services – 2.4%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%) 9.802%, 08/15/2028	500,000	447,250
AMC Entertainment Holdings, Inc., 2024 Term Loan 01/04/2029 TBD (G)	498,753	496,384
Arches Buyer, Inc., 2021 Term Loan B 12/06/2027 TBD (G)	598,438	585,068
Gannett Holdings LLC, 2024 Term Loan (3 month CME Term SOFR + 5.000%) 9.308%, 10/15/2029	412,607	406,418
Townsquare Media, Inc., 2025 Term Loan 02/19/2030 TBD (G)	600,000	562,500
X Corp., 2025 Fixed Term Loan 9.500%, 10/26/2029	1,714,000	1,757,159
		4,254,779
Consumer discretionary – 1.6%
Dave & Buster's, Inc., 2024 Term Loan B 06/29/2029 TBD (G)	1,000,000	890,000
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%) 7.825%, 04/26/2030	900,000	885,375
Oravel Stays Singapore Pte, Ltd. , 2025 Term Loan B 01/08/2030 TBD (G)	750,000	742,500
Tecta America Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 02/18/2032	343,000	340,085
		2,857,960
Financials – 1.7%
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B 12/06/2031 TBD (G)	897,750	888,216
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan 10/06/2028 TBD (G)	600,000	599,100
IMA Financial Group, Inc., Term Loan 11/01/2028 TBD (G)	698,241	693,444
Osaic Holdings, Inc., 2024 Term Loan B 08/17/2028 TBD (G)	550,000	545,452
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Financials (continued)
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.049%, 05/06/2032	$300,000	$302,064
		3,028,276
Health care – 1.4%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 02/15/2029	900,000	887,346
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%) 7.672%, 05/10/2027	698,205	695,287
Bausch Health Americas, Inc., 2022 Term Loan B 02/01/2027 TBD (G)	777,306	776,000
		2,358,633
Industrials – 0.7%
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%) 7.740%, 11/16/2028	171,134	170,578
Anticimex Global AB, 2025 Term Loan B 11/16/2028 TBD (G)	172,000	171,463
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 7.322%, 02/01/2029	900,000	895,689
		1,237,730
Information technology – 0.5%
Kaseya, Inc., 2025 2nd Lien Term Loan B (1 month CME Term SOFR + 5.000%) 9.325%, 03/05/2033	451,000	451,000
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%) 8.279%, 11/17/2029	434,211	412,908
		863,908
Materials – 0.5%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (H)	488,697	462,601
Trinseo Materials Operating SCA, 2021 Term Loan B2 05/03/2028 TBD (G)	748,057	345,513
		808,114
TOTAL TERM LOANS (Cost $15,717,466)		$15,409,400
COMMON STOCKS – 0.0%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	3	0
Energy – 0.0%
KCAD Holdings I, Ltd. (H)(I)(J)(K)	165,553,563	166
MWO Holdings LLC (H)(I)(J)	445	2,768
Permian Production (H)(J)	19,583	11,748
		14,682
TOTAL COMMON STOCKS (Cost $1,749,756)		$14,682
PREFERRED SECURITIES – 1.2%
Financials – 0.5%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	24,800	625,208
KKR & Company, Inc., 6.250%	3,500	172,900
		798,108
Information technology – 0.7%
MicroStrategy, Inc., 10.000%	12,800	1,190,400

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Real estate – 0.0%
Vornado Realty Trust, 5.400%	5,439	$91,756
TOTAL PREFERRED SECURITIES (Cost $2,017,664)		$2,080,264
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (H)(J)	$3,000,000	0
Adelphia Communications Corp. (H)(J)	2,050,000	0
Adelphia Communications Corp. (H)(J)	1,025,000	0
Magellan Health, Inc. (H)(J)	1,930,000	0
Par Pharmaceutical, Inc. (H)(J)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$23,616
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (H)(J)	494	18,908
TOTAL ESCROW SHARES (Cost $0)		$18,908
SHORT-TERM INVESTMENTS – 11.3%
Short-term funds – 11.3%
John Hancock Collateral Trust, 4.2232% (K)(L)	879,040	8,792,946
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (K)	10,916,853	10,916,853
TOTAL SHORT-TERM INVESTMENTS (Cost $19,709,936)		$19,709,799
Total Investments (High Yield Trust) (Cost $201,850,723) – 109.4%		$191,615,787
Other assets and liabilities, net – (9.4%)		(16,465,405)
TOTAL NET ASSETS – 100.0%		$175,150,382
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,995,477 or 72.5% of the fund's net assets as of 3-31-25.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $8,601,053.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 3-31-25.
High Yield Trust (continued)
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Australia - 4.1%
ANZ Group Holdings, Ltd.	102,951	$1,884,942
APA Group	46,121	228,474
Aristocrat Leisure, Ltd.	19,880	804,011
ASX, Ltd.	6,673	273,485
BHP Group, Ltd.	175,642	4,261,637
BlueScope Steel, Ltd.	15,384	206,053
Brambles, Ltd.	49,445	624,652
carsales.com, Ltd.	12,240	243,951
Cochlear, Ltd.	2,361	389,115
Coles Group, Ltd.	47,179	577,508
Commonwealth Bank of Australia	57,947	5,510,421
Computershare, Ltd.	18,728	461,628
CSL, Ltd.	16,753	2,636,749
Fortescue, Ltd.	59,389	574,829
Goodman Group	70,702	1,268,867
Insurance Australia Group, Ltd.	81,279	395,386
Macquarie Group, Ltd.	12,514	1,557,330
Medibank Private, Ltd.	99,625	278,437
MMG, Ltd. (A)	151,200	52,174
National Australia Bank, Ltd.	106,329	2,287,005
Northern Star Resources, Ltd.	39,419	455,100
Origin Energy, Ltd.	60,705	401,708
Pro Medicus, Ltd.	2,023	256,063
Qantas Airways, Ltd.	25,744	146,771
QBE Insurance Group, Ltd.	52,392	723,910
REA Group, Ltd.	1,952	270,830
Reece, Ltd.	7,679	76,192
Rio Tinto, Ltd.	13,019	944,659
Santos, Ltd.	113,901	477,297
Scentre Group	178,901	378,519
SGH, Ltd.	6,916	217,100
Sonic Healthcare, Ltd.	16,282	264,370
South32, Ltd.	112,851	227,343
South32, Ltd. (London Stock Exchange)	48,980	98,858
Stockland	88,841	274,125
Suncorp Group, Ltd.	38,142	461,965
Telstra Group, Ltd.	142,830	377,327
The GPT Group	71,628	196,462
The Lottery Corp., Ltd.	82,609	247,168
Transurban Group	108,310	912,264
Treasury Wine Estates, Ltd.	29,128	178,591
Vicinity, Ltd.	148,057	205,014
Washington H. Soul Pattinson & Company, Ltd.	8,229	179,296
Wesfarmers, Ltd.	39,222	1,778,093
Westpac Banking Corp.	118,920	2,369,778
WiseTech Global, Ltd.	6,404	330,242
Woodside Energy Group, Ltd.	66,590	967,418
Woolworths Group, Ltd.	42,842	795,464
		38,728,581
Austria - 0.1%
Erste Group Bank AG	10,712	740,963
OMV AG	5,543	285,446
Verbund AG	2,442	172,922
		1,199,331
Belgium - 0.5%
Ageas SA/NV	5,462	327,411
Anheuser-Busch InBev SA/NV	31,049	1,908,943

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	850	$146,422
Groupe Bruxelles Lambert NV	2,812	209,828
KBC Group NV	8,042	732,979
Lotus Bakeries NV	14	124,461
Sofina SA	537	137,525
Syensqo SA	2,508	171,153
UCB SA	4,453	784,019
		4,542,741
Brazil - 0.9%
Ambev SA	165,730	392,075
B3 SA - Brasil Bolsa Balcao	196,921	418,933
Banco Bradesco SA	56,324	112,027
Banco BTG Pactual SA	40,604	239,791
Banco do Brasil SA	60,326	298,012
BB Seguridade Participacoes SA	24,400	172,317
BRF SA	20,700	71,389
Caixa Seguridade Participacoes SA	20,700	54,086
CCR SA	40,100	81,796
Centrais Eletricas Brasileiras SA	42,847	306,273
Centrais Eletricas Brasileiras SA, ADR	1,429	11,132
Cia de Saneamento Basico do Estado de Sao Paulo	16,670	297,968
CPFL Energia SA	7,900	52,192
Embraer SA (A)	24,600	283,442
Energisa SA	8,850	62,035
Engie Brasil Energia SA	7,275	49,210
Equatorial Energia SA	39,992	224,263
Equatorial Energia SA (A)	142	794
JBS SA	27,373	197,199
Klabin SA	26,400	86,328
Localiza Rent a Car SA	32,451	191,017
Natura & Company Holding SA	31,629	55,371
NU Holdings, Ltd., Class A (A)	111,100	1,137,664
Petroleo Brasileiro SA	130,529	933,714
PRIO SA (A)	27,700	193,195
Raia Drogasil SA	44,036	147,007
Rede D'Or Sao Luiz SA (B)	27,900	137,876
Rumo SA	45,451	129,190
Suzano SA	24,163	224,166
Telefonica Brasil SA	9,652	84,283
Telefonica Brasil SA, ADR	6,017	52,468
TIM SA	28,020	88,384
TOTVS SA	17,746	103,775
Ultrapar Participacoes SA	25,400	76,158
Vale SA	126,450	1,256,423
Vibra Energia SA	35,500	110,610
WEG SA	58,916	467,491
XP, Inc., Class A	13,000	178,750
		8,978,804
Canada - 7.6%
Agnico Eagle Mines, Ltd.	17,335	1,878,114
Air Canada (A)	5,800	57,111
Alimentation Couche-Tard, Inc.	26,200	1,292,112
AltaGas, Ltd.	10,300	282,507
ARC Resources, Ltd.	20,700	416,143
Bank of Montreal	25,277	2,413,791
Barrick Gold Corp.	43,777	849,956
Barrick Gold Corp. (London Stock Exchange)	18,057	351,531
BCE, Inc.	3,014	69,179
Brookfield Corp. (A)	47,272	2,473,892
Brookfield Renewable Corp.	5,150	143,758
CAE, Inc. (A)	10,900	267,984
Cameco Corp.	15,100	621,607
Canadian Imperial Bank of Commerce	32,657	1,837,034
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian National Railway Company	18,500	$1,800,313
Canadian Natural Resources, Ltd.	73,120	2,249,924
Canadian Pacific Kansas City, Ltd.	32,300	2,266,757
Canadian Tire Corp., Ltd., Class A	1,800	186,923
Canadian Utilities, Ltd., Class A	4,600	118,272
CCL Industries, Inc., Class B	5,400	263,762
Celestica, Inc. (A)	4,100	323,430
Cenovus Energy, Inc.	47,202	656,016
CGI, Inc.	7,200	718,774
Constellation Software, Inc.	700	2,216,851
Dollarama, Inc.	9,900	1,058,623
Element Fleet Management Corp.	13,500	268,396
Emera, Inc.	10,000	421,181
Empire Company, Ltd., Class A	4,900	164,292
Enbridge, Inc.	75,800	3,354,784
Fairfax Financial Holdings, Ltd.	719	1,039,161
First Quantum Minerals, Ltd. (A)	24,554	330,162
FirstService Corp.	1,500	248,727
Fortis, Inc.	17,174	782,291
Franco-Nevada Corp.	6,798	1,069,172
George Weston, Ltd.	2,099	357,839
GFL Environmental, Inc.	7,900	381,591
Gildan Activewear, Inc.	5,000	221,049
Great-West Lifeco, Inc.	9,900	387,868
Hydro One, Ltd. (B)	11,900	400,154
iA Financial Corp., Inc.	3,200	303,889
IGM Financial, Inc.	3,000	92,269
Imperial Oil, Ltd.	6,630	478,919
Intact Financial Corp.	6,200	1,266,712
Ivanhoe Mines, Ltd., Class A (A)	23,800	202,103
Keyera Corp.	8,500	264,206
Kinross Gold Corp.	42,129	530,766
Loblaw Companies, Ltd.	5,240	734,303
Lundin Mining Corp.	23,200	187,980
Magna International, Inc.	9,500	322,883
Manulife Financial Corp. (C)	60,800	1,894,494
Metro, Inc.	7,257	504,644
National Bank of Canada	13,700	1,130,711
Nutrien, Ltd.	17,390	863,065
Onex Corp.	2,200	147,237
Open Text Corp.	9,700	244,817
Pan American Silver Corp.	12,800	330,618
Pembina Pipeline Corp.	20,398	815,892
Power Corp. of Canada	19,312	682,808
Quebecor, Inc., Class B	5,200	131,206
Restaurant Brands International, Inc.	10,546	703,018
Rogers Communications, Inc., Class B	13,012	347,487
Royal Bank of Canada	49,048	5,524,951
Saputo, Inc.	9,100	157,015
Shopify, Inc., Class A (A)	42,000	3,995,553
Stantec, Inc.	4,000	331,552
Sun Life Financial, Inc.	19,900	1,138,921
Suncor Energy, Inc.	43,635	1,689,547
TC Energy Corp.	35,846	1,692,849
Teck Resources, Ltd., Class B	16,161	588,694
TELUS Corp.	17,683	253,624
TFI International, Inc.	2,800	216,793
The Bank of Nova Scotia	42,083	1,995,291
The Descartes Systems Group, Inc. (A)	2,900	291,945
The Toronto-Dominion Bank	60,484	3,624,291
Thomson Reuters Corp.	5,554	958,427
TMX Group, Ltd.	10,000	365,102
Toromont Industries, Ltd.	2,800	219,147
Tourmaline Oil Corp.	11,800	569,070
West Fraser Timber Company, Ltd.	2,100	161,296

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Wheaton Precious Metals Corp.	15,870	$1,231,509
WSP Global, Inc.	4,400	746,690
		72,173,325
Chile - 0.2%
Antofagasta PLC	13,585	295,768
Banco de Chile	1,538,226	203,428
Banco de Credito e Inversiones SA	2,615	96,679
Banco Santander Chile, ADR	5,508	125,582
Cencosud SA	42,702	130,460
Empresas CMPC SA	38,455	63,168
Empresas COPEC SA	13,196	91,022
Enel Americas SA	726,053	70,658
Enel Chile SA, ADR	18,222	59,586
Falabella SA	29,974	125,036
Latam Airlines Group SA (A)	6,198,376	97,088
Sociedad Quimica y Minera de Chile SA, ADR (D)	4,430	176,004
		1,534,479
China - 8.2%
360 Security Technology, Inc., Class A	14,500	20,785
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	9,663
AAC Technologies Holdings, Inc.	27,342	166,819
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	31,965
AECC Aviation Power Company, Ltd., Class A	5,500	27,511
Agricultural Bank of China, Ltd., Class A	165,700	118,444
Agricultural Bank of China, Ltd., H Shares	951,000	572,718
Aier Eye Hospital Group Company, Ltd., Class A	19,585	35,890
Air China, Ltd., Class A (A)	23,600	23,171
Akeso, Inc. (A)(B)	21,000	206,928
Alibaba Group Holding, Ltd.	561,200	9,285,617
Alibaba Group Holding, Ltd., ADR	338	44,694
Aluminum Corp. of China, Ltd., A Shares	29,100	30,030
Aluminum Corp. of China, Ltd., H Shares	131,220	82,312
Angel Yeast Company, Ltd., Class A	1,800	8,577
Anhui Conch Cement Company, Ltd., Class A	8,900	29,790
Anhui Conch Cement Company, Ltd., H Shares	44,290	125,262
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	56,705
Anhui Gujing Distillery Company, Ltd., Class A	900	21,120
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	4,500	22,451
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	10,462
Anker Innovations Technology Company, Ltd., Class A	1,040	14,806
ANTA Sports Products, Ltd.	44,200	485,979
Autohome, Inc., ADR	2,600	72,072
Avary Holding Shenzhen Company, Ltd., Class A	4,000	20,114
AviChina Industry & Technology Company, Ltd., H Shares	72,000	36,281
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	13,804
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baidu, Inc., Class A (A)	80,300	$926,835
Bank of Beijing Company, Ltd., Class A	47,000	39,161
Bank of Changsha Company, Ltd., Class A	8,400	10,652
Bank of Chengdu Company, Ltd., Class A	7,700	18,276
Bank of China, Ltd., Class A	78,100	60,329
Bank of China, Ltd., H Shares	2,494,563	1,506,600
Bank of Communications Company, Ltd., Class A	87,300	89,756
Bank of Communications Company, Ltd., H Shares	308,527	275,705
Bank of Hangzhou Company, Ltd., Class A	11,400	22,723
Bank of Jiangsu Company, Ltd., Class A	33,410	43,843
Bank of Nanjing Company, Ltd., Class A	21,500	30,642
Bank of Ningbo Company, Ltd., Class A	13,750	48,987
Bank of Shanghai Company, Ltd., Class A	31,610	42,984
Baoshan Iron & Steel Company, Ltd., Class A	41,300	40,974
Beijing Kingsoft Office Software, Inc., Class A	935	38,835
Beijing New Building Materials PLC, Class A	3,500	14,060
Beijing Roborock Technology Company, Ltd., Class A	382	12,836
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	11,423
Beijing Tongrentang Company, Ltd., Class A	2,800	14,120
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,800	15,911
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	77,350
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	10,908
Bilibili, Inc., Class Z (A)	7,960	152,648
BOC International China Company, Ltd., Class A	5,800	8,360
BOE Technology Group Company, Ltd., Class A	75,300	43,112
BYD Company, Ltd., Class A	4,000	207,891
BYD Company, Ltd., H Shares	42,605	2,157,369
BYD Electronic International Company, Ltd.	26,500	138,170
Caitong Securities Company, Ltd., Class A	9,600	10,344
Cambricon Technologies Corp., Ltd., Class A (A)	844	73,046
CGN Power Company, Ltd., Class A	32,300	16,188
CGN Power Company, Ltd., H Shares (B)	364,000	113,968
Changchun High & New Technology Industry Group, Inc., Class A	800	10,804
Changjiang Securities Company, Ltd., Class A	11,500	10,079
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	11,418
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	21,334
China CITIC Bank Corp., Ltd., H Shares	310,800	243,793
China Coal Energy Company, Ltd., H Shares	70,000	71,456

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Communications Services Corp., Ltd., H Shares	75,600	$41,377
China Construction Bank Corp., Class A	15,400	18,751
China Construction Bank Corp., H Shares	3,326,914	2,948,193
China CSSC Holdings, Ltd., Class A	9,100	38,328
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	17,785
China Energy Engineering Corp., Ltd., Class A	65,700	20,580
China Everbright Bank Company, Ltd., Class A	88,600	46,242
China Everbright Bank Company, Ltd., H Shares	120,000	48,912
China Feihe, Ltd. (B)	119,000	89,793
China Galaxy Securities Company, Ltd., Class A	9,000	20,588
China Galaxy Securities Company, Ltd., H Shares	129,500	129,950
China Great Wall Securities Company, Ltd., Class A	8,400	9,339
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	12,629
China Hongqiao Group, Ltd.	100,000	206,863
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	19,013
China International Capital Corp., Ltd., H Shares (B)	52,000	97,772
China Jushi Company, Ltd., Class A	8,100	14,408
China Life Insurance Company, Ltd., Class A	4,500	23,337
China Life Insurance Company, Ltd., H Shares	255,624	494,117
China Literature, Ltd. (A)(B)	14,000	46,647
China Longyuan Power Group Corp., Ltd., H Shares	114,000	91,472
China Mengniu Dairy Company, Ltd.	108,004	266,762
China Merchants Bank Company, Ltd., Class A	45,900	274,161
China Merchants Bank Company, Ltd., H Shares	136,823	811,218
China Merchants Energy Shipping Company, Ltd., Class A	16,500	14,832
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	11,865
China Merchants Securities Company, Ltd., Class A	16,510	40,431
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	22,249
China Minsheng Banking Corp., Ltd., Class A	78,880	42,508
China Minsheng Banking Corp., Ltd., H Shares	230,496	103,935
China National Building Material Company, Ltd., H Shares	72,187	37,255
China National Chemical Engineering Company, Ltd., Class A	12,700	12,596
China National Nuclear Power Company, Ltd., Class A	38,300	48,684
China National Software & Service Company, Ltd., Class A (A)	1,800	10,765
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	$22,837
China Oilfield Services, Ltd., H Shares	56,000	46,333
China Pacific Insurance Group Company, Ltd., Class A	14,000	62,143
China Pacific Insurance Group Company, Ltd., H Shares	94,100	296,463
China Petroleum & Chemical Corp., Class A	56,700	44,835
China Petroleum & Chemical Corp., H Shares	873,361	460,788
China Railway Group, Ltd., Class A	42,700	32,583
China Railway Group, Ltd., H Shares	144,000	63,703
China Railway Signal & Communication Corp., Ltd., Class A	14,917	11,581
China Rare Earth Resources and Technology Company, Ltd., Class A	2,200	9,612
China Resources Microelectronics, Ltd., Class A	2,675	16,555
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	103,492
China Resources Pharmaceutical Group, Ltd. (B)	53,000	34,456
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,600	15,096
China Shenhua Energy Company, Ltd., Class A	13,400	70,902
China Shenhua Energy Company, Ltd., H Shares	117,000	474,640
China Southern Airlines Company, Ltd., Class A (A)	23,300	18,224
China State Construction Engineering Corp., Ltd., Class A	93,340	67,775
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	34,241
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	35,722
China Tower Corp., Ltd., H Shares (B)	149,600	201,519
China United Network Communications, Ltd., Class A	64,400	49,442
China Vanke Company, Ltd., Class A (A)	21,600	21,003
China Vanke Company, Ltd., H Shares (A)	74,500	53,096
China XD Electric Company, Ltd., Class A	10,600	9,705
China Yangtze Power Company, Ltd., Class A	48,900	187,530
China Zheshang Bank Company, Ltd., Class A	43,700	17,740
Chongqing Brewery Company, Ltd., Class A	1,000	8,075
Chongqing Changan Automobile Company, Ltd., Class A	16,800	30,305
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	15,432
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	15,586
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	12,090
CITIC Securities Company, Ltd., Class A	25,185	91,986
CITIC Securities Company, Ltd., H Shares	52,825	138,455
CITIC, Ltd.	141,967	175,223
CMOC Group, Ltd., Class A	28,400	29,946

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CMOC Group, Ltd., H Shares	129,000	$106,633
CNGR Advanced Material Company, Ltd., Class A	1,960	9,520
CNPC Capital Company, Ltd., Class A	17,300	15,228
Contemporary Amperex Technology Company, Ltd., Class A	9,320	326,202
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	11,135
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	35,634
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	52,253
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	160,307
CRRC Corp., Ltd., Class A	49,300	48,033
CRRC Corp., Ltd., H Shares	145,000	90,464
CSC Financial Company, Ltd., Class A	9,000	29,988
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	14,851
CSPC Pharmaceutical Group, Ltd.	303,120	192,649
Daqin Railway Company, Ltd., Class A	30,700	27,678
Dong-E-E-Jiao Company, Ltd., Class A	1,300	10,836
Dongfang Electric Corp., Ltd., Class A	5,800	11,991
East Money Information Company, Ltd., Class A	30,896	96,345
Eastroc Beverage Group Company, Ltd., Class A	650	22,332
Ecovacs Robotics Company, Ltd., Class A	2,300	19,530
Empyrean Technology Company, Ltd., Class A	800	12,774
ENN Energy Holdings, Ltd.	27,900	230,601
ENN Natural Gas Company, Ltd., Class A	5,400	14,593
Eoptolink Technology, Inc., Ltd., Class A	1,500	20,768
Eve Energy Company, Ltd., Class A	4,181	27,227
Everbright Securities Company, Ltd., Class A	8,700	20,478
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	7,244
Flat Glass Group Company, Ltd., Class A	3,300	8,094
Focus Media Information Technology Company, Ltd., Class A	32,700	31,684
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	57,684
Fosun International, Ltd.	85,000	45,587
Founder Securities Company, Ltd., Class A	16,700	17,987
Foxconn Industrial Internet Company, Ltd., Class A	27,100	75,675
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	36,318
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	148,807
GalaxyCore, Inc., Class A	3,600	7,455
Ganfeng Lithium Group Company, Ltd., Class A	3,360	15,712
GD Power Development Company, Ltd., Class A	36,100	22,113
GEM Company, Ltd., Class A	10,700	9,614
Genscript Biotech Corp. (A)	40,000	63,565
GF Securities Company, Ltd., Class A	13,200	29,318
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Giant Biogene Holding Company, Ltd. (B)	10,200	$92,750
GigaDevice Semiconductor, Inc., Class A (A)	1,372	22,208
GoerTek, Inc., Class A	5,200	18,801
Goldwind Science & Technology Company, Ltd., Class A	7,700	9,434
Goneo Group Company, Ltd., Class A	1,305	12,962
Gotion High-tech Company, Ltd., Class A	3,700	11,137
Great Wall Motor Company, Ltd., Class A	5,000	18,023
Great Wall Motor Company, Ltd., H Shares	81,500	142,930
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	35,720
GRG Banking Equipment Company, Ltd., Class A	5,200	9,519
Guangdong Haid Group Company, Ltd., Class A	3,500	24,138
Guanghui Energy Company, Ltd., Class A	13,500	11,330
Guangzhou Automobile Group Company, Ltd., Class A	10,000	11,736
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,399
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	8,018
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	10,028
Guosen Securities Company, Ltd., Class A	13,300	18,835
Guotai Junan Securities Company, Ltd., Class A	27,860	66,105
Guotai Junan Securities Company, Ltd., H Shares (B)	70,184	102,059
Guoyuan Securities Company, Ltd., Class A	9,100	9,755
H World Group, Ltd., ADR	7,100	262,771
Haidilao International Holding, Ltd. (B)	56,000	126,300
Haier Smart Home Company, Ltd., Class A	13,600	51,342
Haier Smart Home Company, Ltd., H Shares	83,800	270,131
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	16,833
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	11,839
Haitian International Holdings, Ltd.	21,000	55,780
Hangzhou First Applied Material Company, Ltd., Class A	7,683	14,918
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	8,694
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	11,909
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	125,894
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	8,078
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	12,190
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	26,783

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hengan International Group Company, Ltd.	25,000	$69,877
Hengli Petrochemical Company, Ltd., Class A	14,600	30,947
Hengtong Optic-electric Company, Ltd., Class A	5,100	11,734
Hisense Home Appliances Group Company, Ltd., H Shares	12,000	40,257
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	35,416
HLA Group Corp., Ltd., Class A	9,100	9,934
Hoshine Silicon Industry Company, Ltd., Class A	1,600	12,105
Hua Hong Semiconductor, Ltd. (B)	20,000	80,677
Huadian Power International Corp., Ltd., Class A	17,700	14,029
Huadong Medicine Company, Ltd., Class A	2,800	14,157
Huafon Chemical Company, Ltd., Class A	10,300	11,045
Huagong Tech Company, Ltd., Class A	2,100	11,978
Huaibei Mining Holdings Company, Ltd., Class A	5,200	9,364
Hualan Biological Engineering, Inc., Class A	4,030	8,633
Huaneng Power International, Inc., Class A	18,600	17,760
Huaneng Power International, Inc., H Shares	149,436	86,689
Huatai Securities Company, Ltd., Class A	16,400	37,438
Huatai Securities Company, Ltd., H Shares (B)	48,800	78,688
Huaxia Bank Company, Ltd., Class A	28,500	30,803
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,746
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	1,900	7,290
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	17,192
Humanwell Healthcare Group Company, Ltd., Class A	3,400	9,658
Hunan Valin Steel Company, Ltd., Class A	14,300	9,812
Hundsun Technologies, Inc., Class A	3,075	11,943
Hwatsing Technology Company, Ltd., Class A	491	11,233
Hygon Information Technology Company, Ltd., Class A	3,973	77,927
IEIT Systems Company, Ltd., Class A	3,248	24,143
Iflytek Company, Ltd., Class A	4,700	30,972
Imeik Technology Development Company, Ltd., Class A	560	13,793
Industrial & Commercial Bank of China, Ltd., Class A	120,000	114,075
Industrial & Commercial Bank of China, Ltd., H Shares	2,432,735	1,735,954
Industrial Bank Company, Ltd., Class A	46,200	137,866
Industrial Securities Company, Ltd., Class A	14,900	12,102
Ingenic Semiconductor Company, Ltd., Class A	2,800	27,808
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	23,281
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	$12,486
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	13,212
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	52,664
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	79,320
Innovent Biologics, Inc. (A)(B)	42,000	252,708
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	15,892
J&T Global Express, Ltd. (A)	82,400	59,957
JA Solar Technology Company, Ltd., Class A	6,272	9,978
JCET Group Company, Ltd., Class A	3,600	17,471
JD Health International, Inc. (A)(B)	38,200	163,118
JD Logistics, Inc. (A)(B)	67,000	108,272
JD.com, Inc., Class A	85,373	1,756,254
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	15,320
Jiangsu Expressway Company, Ltd., H Shares	41,145	48,902
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	32,601
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	96,134
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	20,417
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	35,758
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	10,097
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	14,284
Jiangxi Copper Company, Ltd., Class A	4,300	13,714
Jiangxi Copper Company, Ltd., H Shares	39,075	68,760
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	9,780
Jinko Solar Company, Ltd., Class A	13,511	12,090
Juneyao Airlines Company, Ltd., Class A	4,600	8,318
Kanzhun, Ltd., ADR (A)	9,300	178,281
KE Holdings, Inc., ADR	23,000	462,070
Kingdee International Software Group Company, Ltd. (A)	101,000	171,942
Kingsoft Corp., Ltd.	32,800	159,740
Kuaishou Technology (A)(B)	94,000	659,181
Kuang-Chi Technologies Company, Ltd., Class A	4,500	23,550
Kunlun Tech Company, Ltd., Class A	2,500	11,885
Kweichow Moutai Company, Ltd., Class A	2,600	560,010
LB Group Company, Ltd., Class A	5,000	12,280
Lenovo Group, Ltd.	277,436	377,025
Lens Technology Company, Ltd., Class A	7,300	25,591
Li Auto, Inc., Class A (A)	43,500	548,204
Li Ning Company, Ltd.	80,500	165,228
Liaoning Port Company, Ltd., Class A	39,100	8,031
Lingyi iTech Guangdong Company, Class A	12,700	15,948
Longfor Group Holdings, Ltd. (B)	65,779	83,229
LONGi Green Energy Technology Company, Ltd., Class A	15,064	32,945

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Luxshare Precision Industry Company, Ltd., Class A	15,495	$87,669
Luzhou Laojiao Company, Ltd., Class A	3,300	59,096
Mango Excellent Media Company, Ltd., Class A	3,300	12,593
Maxscend Microelectronics Company, Ltd., Class A	1,440	15,991
Meihua Holdings Group Company, Ltd., Class A	6,100	8,703
Meituan, Class B (A)(B)	171,300	3,446,978
Metallurgical Corp. of China, Ltd., Class A	28,700	11,957
Midea Group Company, Ltd., Class A	7,300	79,053
Midea Group Company, Ltd., H Shares (A)	10,300	104,424
MINISO Group Holding, Ltd., ADR (D)	3,276	60,573
Montage Technology Company, Ltd., Class A	2,305	25,003
Muyuan Foods Company, Ltd., Class A	11,382	60,821
Nanjing Securities Company, Ltd., Class A	7,700	8,724
NARI Technology Company, Ltd., Class A	17,798	53,757
National Silicon Industry Group Company, Ltd., Class A	5,536	14,231
NAURA Technology Group Company, Ltd., Class A	1,100	63,404
NetEase, Inc.	67,900	1,394,843
New China Life Insurance Company, Ltd., Class A	4,600	32,708
New China Life Insurance Company, Ltd., H Shares	29,500	112,791
New Hope Liuhe Company, Ltd., Class A (A)	6,800	8,687
New Oriental Education & Technology Group, Inc.	52,500	249,731
Ninestar Corp., Class A (A)	2,900	9,710
Ningbo Deye Technology Company, Ltd., Class A	1,260	15,905
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	11,833
Ningbo Tuopu Group Company, Ltd., Class A	3,190	25,791
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	29,864
NIO, Inc., Class A (A)	46,800	177,174
Nongfu Spring Company, Ltd., H Shares (B)	71,000	308,004
Oppein Home Group, Inc., Class A	1,100	9,477
Orient Securities Company, Ltd., Class A	12,288	16,019
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	19,300	7,537
PetroChina Company, Ltd., Class A	44,800	50,878
PetroChina Company, Ltd., H Shares	742,261	601,794
Pharmaron Beijing Company, Ltd., Class A	3,000	11,139
PICC Property & Casualty Company, Ltd., H Shares	236,363	437,676
Ping An Bank Company, Ltd., Class A	38,200	59,348
Ping An Insurance Group Company of China, Ltd., Class A	24,100	171,706
Ping An Insurance Group Company of China, Ltd., H Shares	235,290	1,404,435
Piotech, Inc., Class A	568	12,381
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	$30,176
Pop Mart International Group, Ltd. (B)	19,200	388,046
Postal Savings Bank of China Company, Ltd., Class A	58,900	42,338
Postal Savings Bank of China Company, Ltd., H Shares (B)	280,000	173,261
Power Construction Corp. of China, Ltd., Class A	35,800	23,666
Qifu Technology, Inc., ADR	3,800	170,658
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	25,097
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	23,607
Rongsheng Petrochemical Company, Ltd., Class A	21,050	24,997
SAIC Motor Corp., Ltd., Class A	17,300	37,808
Sailun Group Company, Ltd., Class A	6,500	12,960
Sanan Optoelectronics Company, Ltd., Class A	10,100	16,609
Sany Heavy Industry Company, Ltd., Class A	18,600	49,022
Satellite Chemical Company, Ltd., Class A	6,800	21,554
SDIC Capital Company, Ltd., Class A	13,300	12,985
SDIC Power Holdings Company, Ltd., Class A	15,100	30,043
Seres Group Company, Ltd., Class A	3,100	54,080
SF Holding Company, Ltd., Class A	10,100	60,047
SG Micro Corp., Class A	1,000	12,088
Shaanxi Coal Industry Company, Ltd., Class A	19,600	53,583
Shandong Gold Mining Company, Ltd., Class A	5,880	21,918
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	51,343
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	13,119
Shandong Linglong Tyre Company, Ltd., Class A	3,100	7,603
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	12,793
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	11,764
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	61,371
Shanghai Baosight Software Company, Ltd., Class A	4,320	18,246
Shanghai Baosight Software Company, Ltd., Class B	32,947	58,588
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	425	10,704
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	27,123
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	10,956
Shanghai International Airport Company, Ltd., Class A	1,600	7,135
Shanghai M&G Stationery, Inc., Class A	2,000	8,429
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	14,322
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	44,764
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	93,876

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	$10,385
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	13,077
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	22,439
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	28,365
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	10,994
Shanjin International Gold Company, Ltd., Class A	5,800	15,473
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	10,993
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	10,130
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	72,706
Shenergy Company, Ltd., Class A	10,200	12,537
Shengyi Technology Company, Ltd., Class A	5,100	19,301
Shennan Circuits Company, Ltd., Class A	1,120	19,676
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	24,637
Shenzhen Energy Group Company, Ltd., Class A	9,900	8,660
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	10,320
Shenzhen Inovance Technology Company, Ltd., Class A	2,250	21,163
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	80,681
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	12,821
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	10,417
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	28,565
Shenzhou International Group Holdings, Ltd.	28,300	212,794
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	3,500	6,779
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	21,686
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	13,766
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	16,106
Sieyuan Electric Company, Ltd., Class A	1,600	16,807
Silergy Corp.	11,000	127,774
Sinolink Securities Company, Ltd., Class A	7,700	8,888
Sinopharm Group Company, Ltd., H Shares	46,400	107,676
Sinotruk Hong Kong, Ltd.	23,500	63,829
Smoore International Holdings, Ltd. (B)	62,000	105,931
SooChow Securities Company, Ltd., Class A	10,400	11,202
Spring Airlines Company, Ltd., Class A	2,000	14,310
Sungrow Power Supply Company, Ltd., Class A	4,200	40,272
Sunny Optical Technology Group Company, Ltd.	24,400	225,247
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SUPCON Technology Company, Ltd., Class A	1,640	$12,043
Suzhou Maxwell Technologies Company, Ltd., Class A	600	6,796
Suzhou TFC Optical Communication Company, Ltd., Class A	1,120	13,352
TAL Education Group, ADR (A)	14,900	196,829
TBEA Company, Ltd., Class A	10,200	16,912
TCL Technology Group Corp., Class A	38,980	23,917
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	10,130
Tencent Holdings, Ltd.	225,000	14,376,593
Tencent Music Entertainment Group, ADR	26,000	374,660
The People's Insurance Company Group of China, Ltd., Class A	19,200	18,065
The People's Insurance Company Group of China, Ltd., H Shares	302,000	156,438
Tianqi Lithium Corp., Class A	3,000	12,543
Tingyi Cayman Islands Holding Corp.	76,000	127,593
Tongcheng Travel Holdings, Ltd.	41,600	111,856
TongFu Microelectronics Company, Ltd., Class A	3,100	11,510
Tongkun Group Company, Ltd., Class A	5,000	8,086
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	12,487
Tongwei Company, Ltd., Class A	9,300	24,553
TravelSky Technology, Ltd., H Shares	31,000	46,031
Trina Solar Company, Ltd., Class A	4,405	10,243
Tsingtao Brewery Company, Ltd., Class A	1,400	14,742
Tsingtao Brewery Company, Ltd., H Shares	22,000	158,426
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	15,285
Unisplendour Corp., Ltd., Class A	5,320	20,236
Vipshop Holdings, Ltd., ADR	13,100	205,408
Wanhua Chemical Group Company, Ltd., Class A	7,000	64,905
Weichai Power Company, Ltd., Class A	14,100	31,994
Weichai Power Company, Ltd., H Shares	64,720	136,310
Wens Foodstuffs Group Company, Ltd., Class A	14,160	32,562
Western Mining Company, Ltd., Class A	4,900	11,544
Western Securities Company, Ltd., Class A	9,300	10,057
Will Semiconductor Company, Ltd., Class A	2,185	40,292
Wingtech Technology Company, Ltd., Class A	2,500	11,274
Wintime Energy Group Company, Ltd., Class A	46,100	9,170
Wuhan Guide Infrared Company, Ltd., Class A	8,900	9,766
Wuliangye Yibin Company, Ltd., Class A	8,600	155,888
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	19,218
WuXi AppTec Company, Ltd., Class A	5,544	51,660
WuXi AppTec Company, Ltd., H Shares (B)	12,106	108,110
WuXi Biologics Cayman, Inc. (A)(B)	120,500	421,442
XCMG Construction Machinery Company, Ltd., Class A	23,900	28,441
Xiamen C & D, Inc., Class A	6,200	8,844
Xiaomi Corp., Class B (A)(B)	573,400	3,628,321

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	$9,671
Xinyi Solar Holdings, Ltd.	172,835	66,786
XPeng, Inc., A Shares (A)	43,400	448,510
Yadea Group Holdings, Ltd. (B)	43,978	85,670
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	159,181
Yankuang Energy Group Company, Ltd., Class A	10,140	18,641
Yankuang Energy Group Company, Ltd., H Shares	102,680	106,579
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	10,520
Yealink Network Technology Corp., Ltd., Class A	2,600	14,658
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	8,650
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	12,583
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	10,895
Youngor Fashion Company, Ltd., Class A	9,600	10,685
YTO Express Group Company, Ltd., Class A	7,000	12,277
Yum China Holdings, Inc.	13,400	697,604
Yunnan Aluminium Company, Ltd., Class A	7,200	17,282
Yunnan Baiyao Group Company, Ltd., Class A	3,920	30,681
Yunnan Energy New Material Company, Ltd., Class A	1,800	7,665
Yunnan Yuntianhua Company, Ltd., Class A	3,800	11,982
Yutong Bus Company, Ltd., Class A	4,600	16,849
Zangge Mining Company, Ltd., Class A	3,300	16,345
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	27,867
Zhaojin Mining Industry Company, Ltd., H Shares	52,500	104,868
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	23,954
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	15,618
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	11,298
Zhejiang Dingli Machinery Company, Ltd., Class A	1,100	8,970
Zhejiang Expressway Company, Ltd., H Shares	68,610	56,004
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	15,544
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	11,482
Zhejiang Juhua Company, Ltd., Class A	5,600	19,143
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	17,300	112,233
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	8,818
Zhejiang NHU Company, Ltd., Class A	6,912	21,340
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	14,408
Zhejiang Supor Company, Ltd., Class A	1,200	9,666
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	10,949
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	$10,285
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	18,013
Zheshang Securities Company, Ltd., Class A	8,100	12,728
Zhongji Innolight Company, Ltd., Class A	2,240	31,174
Zhongjin Gold Corp., Ltd., Class A	9,800	19,127
Zhongsheng Group Holdings, Ltd.	28,500	50,192
Zhongtai Securities Company, Ltd., Class A	14,100	12,505
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	11,775
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	74,725
Zijin Mining Group Company, Ltd., Class A	41,700	104,863
Zijin Mining Group Company, Ltd., H Shares	193,469	441,476
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	14,827
ZTE Corp., Class A	7,600	36,010
ZTE Corp., H Shares	25,887	79,873
ZTO Express Cayman, Inc.	15,400	304,466
		77,151,501
Colombia - 0.0%
Bancolombia SA, ADR	3,847	154,649
Czech Republic - 0.0%
CEZ AS	5,524	273,718
Komercni banka AS	2,506	121,491
Moneta Money Bank AS (B)	9,000	57,211
		452,420
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	99	169,588
A.P. Moller - Maersk A/S, Series B	164	285,430
Carlsberg A/S, Class B	3,454	437,199
Coloplast A/S, B Shares	4,442	465,893
Danske Bank A/S	24,190	791,773
Demant A/S (A)	3,300	110,900
DSV A/S	7,061	1,365,465
Genmab A/S (A)	2,157	420,228
Novo Nordisk A/S, Class B	112,115	7,666,240
Novonesis A/S, B Shares	12,367	720,087
Orsted A/S (A)(B)	5,901	257,703
Pandora A/S	2,888	442,619
ROCKWOOL A/S, B Shares	352	145,907
Tryg A/S	11,535	274,400
Vestas Wind Systems A/S (A)	35,571	492,107
Zealand Pharma A/S (A)	2,239	168,137
		14,213,676
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	130,055
Eastern Company SAE	49,043	32,246
Talaat Moustafa Group	32,709	34,345
		196,646
Finland - 0.7%
Elisa OYJ	4,868	237,369
Fortum OYJ	16,798	275,076
Kesko OYJ, B Shares	9,211	188,277
Kone OYJ, B Shares	11,833	652,896
Metso OYJ	22,595	234,271

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Neste OYJ	14,709	$136,047
Nokia OYJ	131,593	693,076
Nokia OYJ (Euronext Paris Exchange)	56,247	295,993
Nordea Bank ABP	1,569	20,068
Nordea Bank ABP (Stockholm Stock Exchange)	108,931	1,389,412
Orion OYJ, Class B	3,780	224,521
Sampo OYJ, A Shares	84,286	807,730
Stora Enso OYJ, R Shares	20,482	194,094
UPM-Kymmene OYJ	18,718	502,174
Wartsila OYJ ABP	17,716	316,116
		6,167,120
France - 7.1%
Accor SA	6,830	311,485
Aeroports de Paris SA	1,190	121,146
Air Liquide SA	20,010	3,800,817
Airbus SE	20,563	3,620,860
Alstom SA (A)	11,756	260,404
Amundi SA (B)	2,060	161,392
Arkema SA	2,115	161,949
AXA SA	60,896	2,601,837
BioMerieux	1,432	177,008
BNP Paribas SA	35,194	2,941,500
Bollore SE	24,915	145,962
Bouygues SA	6,976	274,997
Bureau Veritas SA	11,003	333,833
Capgemini SE	5,448	818,608
Carrefour SA	18,479	264,286
Cie de Saint-Gobain SA	15,668	1,560,802
Cie Generale des Etablissements Michelin SCA	23,014	808,865
Covivio SA	1,779	99,583
Credit Agricole SA	36,809	670,185
Danone SA	22,581	1,727,120
Dassault Aviation SA	697	229,820
Dassault Systemes SE	23,572	897,453
Edenred SE	8,717	283,273
Eiffage SA	2,589	301,435
Engie SA	64,334	1,253,604
EssilorLuxottica SA	10,282	2,962,958
Eurazeo SE	1,666	123,379
FDJ UNITED (B)	3,888	122,340
Gecina SA	1,546	145,067
Getlink SE	10,201	176,181
Hermes International SCA	1,096	2,883,715
Ipsen SA	1,268	146,050
Kering SA	2,611	543,195
Klepierre SA	8,046	269,314
Legrand SA	9,260	980,670
L'Oreal SA	8,309	3,088,407
LVMH Moet Hennessy Louis Vuitton SE	9,580	5,932,710
Orange SA	65,587	849,626
Pernod Ricard SA	7,172	708,543
Publicis Groupe SA	8,062	760,642
Renault SA	6,569	332,764
Rexel SA	7,770	209,409
Safran SA	12,564	3,307,902
Sanofi SA	39,528	4,376,627
Sartorius Stedim Biotech	1,029	203,863
Schneider Electric SE	18,309	4,226,560
Schneider Electric SE (Euronext London Exchange)	623	143,589
Societe Generale SA	25,345	1,143,415
Sodexo SA	3,211	206,160
Teleperformance SE	1,842	185,216
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Thales SA	3,332	$885,720
TotalEnergies SE	74,696	4,812,902
Unibail-Rodamco-Westfield (A)	3,749	316,081
Unibail-Rodamco-Westfield, CHESS Depositary Interest	7,913	32,988
Veolia Environnement SA	24,274	834,830
Vinci SA	17,291	2,179,712
		66,918,759
Germany - 6.1%
adidas AG	5,953	1,404,081
Allianz SE	13,560	5,189,564
BASF SE	31,301	1,569,089
Bayer AG	34,454	825,932
Bayerische Motoren Werke AG	10,174	820,407
Beiersdorf AG	3,535	456,666
Brenntag SE	4,572	296,347
Commerzbank AG	33,262	761,203
Continental AG	3,745	264,097
Covestro AG (A)	6,147	394,563
CTS Eventim AG & Company KGaA	2,198	220,509
Daimler Truck Holding AG	17,301	700,858
Delivery Hero SE (A)(B)	6,759	162,065
Deutsche Bank AG	65,406	1,559,099
Deutsche Boerse AG	6,506	1,919,664
Deutsche Lufthansa AG	20,091	146,388
Deutsche Telekom AG	120,806	4,460,168
DHL Group	33,401	1,434,020
E.ON SE	79,081	1,193,712
Evonik Industries AG	9,028	195,719
Fresenius Medical Care AG	7,203	358,422
Fresenius SE & Company KGaA (A)	14,815	632,509
GEA Group AG	5,284	321,210
Hannover Rueck SE	2,124	633,077
Heidelberg Materials AG	4,810	829,139
Henkel AG & Company KGaA	3,543	255,259
Infineon Technologies AG	45,799	1,526,710
Knorr-Bremse AG	2,452	223,145
LEG Immobilien SE	2,553	180,461
Mercedes-Benz Group AG	25,126	1,484,241
Merck KGaA	4,533	623,788
MTU Aero Engines AG	1,888	656,030
Muenchener Rueckversicherungs-Gesellschaft AG	4,626	2,922,349
Nemetschek SE	2,010	234,319
Puma SE	3,943	96,179
Rational AG	172	143,303
Rheinmetall AG	1,528	2,186,456
RWE AG	22,174	791,829
SAP SE	36,351	9,740,267
Scout24 SE (B)	2,538	265,787
Siemens AG	26,313	6,076,907
Siemens Energy AG (A)	22,260	1,319,622
Siemens Healthineers AG (B)	9,890	533,571
Symrise AG	4,743	491,727
Talanx AG	2,143	225,394
Vonovia SE	25,713	691,947
Zalando SE (A)(B)	7,664	265,829
		57,683,628
Greece - 0.2%
Alpha Services and Holdings SA	74,045	177,844
Eurobank Ergasias Services and Holdings SA	91,237	245,087
FF Group (A)(E)	1,869	0
Hellenic Telecommunications Organization SA	5,794	94,261

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
JUMBO SA	3,913	$107,277
Metlen Energy & Metals SA	3,775	166,368
National Bank of Greece SA	26,577	273,158
OPAP SA	7,073	140,512
Piraeus Financial Holdings SA	36,819	202,312
Public Power Corp. SA	6,989	104,947
		1,511,766
Hong Kong - 1.7%
AIA Group, Ltd.	378,200	2,862,927
Alibaba Health Information Technology, Ltd. (A)	194,000	118,038
Beijing Enterprises Holdings, Ltd.	19,786	74,916
Beijing Enterprises Water Group, Ltd.	126,000	36,373
BOC Hong Kong Holdings, Ltd.	132,328	535,786
Bosideng International Holdings, Ltd.	132,000	67,729
C&D International Investment Group, Ltd.	27,256	56,978
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,845
China Gas Holdings, Ltd.	106,663	97,259
China Merchants Port Holdings Company, Ltd.	52,898	90,955
China Overseas Land & Investment, Ltd.	131,382	235,168
China Power International Development, Ltd.	185,000	69,775
China Resources Beer Holdings Company, Ltd.	55,979	202,278
China Resources Gas Group, Ltd.	30,000	89,499
China Resources Land, Ltd.	110,964	368,091
China Resources Power Holdings Company, Ltd.	68,244	162,344
China Ruyi Holdings, Ltd. (A)	200,000	61,490
China State Construction International Holdings, Ltd.	71,250	92,225
China Taiping Insurance Holdings Company, Ltd.	60,500	92,108
Chow Tai Fook Jewellery Group, Ltd.	80,800	91,547
CK Asset Holdings, Ltd.	65,546	265,196
CK Hutchison Holdings, Ltd.	94,163	530,791
CK Infrastructure Holdings, Ltd.	21,272	127,365
CLP Holdings, Ltd.	56,400	459,140
Far East Horizon, Ltd.	66,000	54,129
Futu Holdings, Ltd., ADR	1,900	194,465
Galaxy Entertainment Group, Ltd.	77,000	300,915
GCL Technology Holdings, Ltd. (A)	759,000	95,928
Geely Automobile Holdings, Ltd.	206,000	442,201
Guangdong Investment, Ltd.	99,220	73,049
Hang Seng Bank, Ltd.	27,319	372,052
Henderson Land Development Company, Ltd.	55,324	159,128
HKT Trust & HKT, Ltd.	145,233	194,020
Hong Kong & China Gas Company, Ltd.	404,091	347,751
Hong Kong Exchanges & Clearing, Ltd.	42,214	1,877,856
Hongkong Land Holdings, Ltd.	37,200	160,347
Jardine Matheson Holdings, Ltd.	5,400	228,057
Kunlun Energy Company, Ltd.	134,000	130,941
Link REIT	90,646	424,783
MTR Corp., Ltd.	59,022	193,366
Orient Overseas International, Ltd.	4,500	66,612
Power Assets Holdings, Ltd.	47,582	284,947
Prudential PLC	92,854	1,001,995
Sino Biopharmaceutical, Ltd.	346,500	167,541
Sino Land Company, Ltd.	138,789	138,933
SITC International Holdings Company, Ltd.	52,000	141,395
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	51,130	$487,149
Swire Pacific, Ltd., Class A	14,663	129,414
Techtronic Industries Company, Ltd.	47,500	569,253
The Wharf Holdings, Ltd.	37,000	87,923
Want Want China Holdings, Ltd.	163,000	102,651
WH Group, Ltd. (B)	283,343	260,167
Wharf Real Estate Investment Company, Ltd.	62,876	152,671
		15,639,462
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	122,436
OTP Bank NYRT	7,680	516,725
Richter Gedeon NYRT	4,794	132,280
		771,441
India - 5.3%
ABB India, Ltd.	1,809	116,409
Adani Enterprises, Ltd.	4,985	134,486
Adani Ports & Special Economic Zone, Ltd.	18,193	249,989
Adani Power, Ltd. (A)	20,305	119,748
Alkem Laboratories, Ltd.	1,469	83,422
Ambuja Cements, Ltd.	20,118	126,012
APL Apollo Tubes, Ltd.	5,688	101,003
Apollo Hospitals Enterprise, Ltd.	3,469	267,834
Ashok Leyland, Ltd.	49,576	117,686
Asian Paints, Ltd.	13,278	360,549
Astral, Ltd.	4,648	70,026
AU Small Finance Bank, Ltd. (B)	12,818	79,391
Aurobindo Pharma, Ltd. (A)	9,153	123,237
Avenue Supermarts, Ltd. (A)(B)	5,630	267,653
Axis Bank, Ltd.	80,043	1,025,817
Bajaj Auto, Ltd.	2,269	207,788
Bajaj Finance, Ltd.	9,753	1,014,370
Bajaj Finserv, Ltd.	13,150	306,743
Bajaj Holdings & Investment, Ltd.	912	132,777
Balkrishna Industries, Ltd.	2,611	77,625
Bank of Baroda	35,251	94,125
Bharat Electronics, Ltd.	126,485	442,452
Bharat Forge, Ltd.	8,648	116,662
Bharat Heavy Electricals, Ltd.	35,988	89,846
Bharat Petroleum Corp., Ltd.	51,282	166,007
Bharti Airtel, Ltd.	89,754	1,808,212
Bosch, Ltd.	260	85,572
Britannia Industries, Ltd.	3,751	216,691
BSE, Ltd.	2,328	147,093
Canara Bank	63,900	66,199
CG Power & Industrial Solutions, Ltd.	20,819	154,042
Cholamandalam Investment and Finance Company, Ltd.	14,529	258,193
Cipla, Ltd.	18,161	304,940
Coal India, Ltd.	64,781	299,654
Colgate-Palmolive India, Ltd.	4,685	131,299
Container Corp. of India, Ltd.	9,153	73,594
Cummins India, Ltd.	4,680	165,477
Dabur India, Ltd.	21,327	126,193
Divi's Laboratories, Ltd.	4,034	271,883
Dixon Technologies India, Ltd.	1,153	176,783
DLF, Ltd.	25,583	202,146
Dr. Reddy's Laboratories, Ltd.	1,570	20,992
Dr. Reddy's Laboratories, Ltd., ADR	18,540	244,543
Eicher Motors, Ltd.	4,712	293,817
GAIL India, Ltd.	3,491	7,408
GAIL India, Ltd., GDR	12,953	159,955
GMR Airports, Ltd. (A)	83,177	72,962
Godrej Consumer Products, Ltd.	14,095	190,741

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Godrej Properties, Ltd. (A)	4,161	$102,702
Grasim Industries, Ltd.	9,074	275,749
Havells India, Ltd.	8,636	153,251
HCL Technologies, Ltd.	32,794	606,947
HDFC Asset Management Company, Ltd. (B)	3,310	154,674
HDFC Bank, Ltd.	195,461	4,160,334
HDFC Life Insurance Company, Ltd. (B)	33,493	267,013
Hero MotoCorp, Ltd.	4,132	179,221
Hindalco Industries, Ltd.	46,451	368,353
Hindustan Aeronautics, Ltd.	7,067	343,588
Hindustan Petroleum Corp., Ltd.	30,618	128,573
Hindustan Unilever, Ltd.	28,966	764,575
Hyundai Motor India, Ltd. (A)	5,657	112,924
ICICI Bank, Ltd.	103,117	1,620,374
ICICI Bank, Ltd., ADR	38,640	1,217,933
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	169,185
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	78,801
IDFC First Bank, Ltd. (A)	119,836	76,532
Indian Oil Corp., Ltd.	97,345	144,340
Indian Railway Catering & Tourism Corp., Ltd.	7,983	67,596
Indus Towers, Ltd. (A)	40,956	158,759
IndusInd Bank, Ltd.	20,069	151,673
Info Edge India, Ltd.	2,396	199,130
Infosys, Ltd.	4,319	79,056
Infosys, Ltd., ADR	110,584	2,018,158
InterGlobe Aviation, Ltd. (A)(B)	6,017	357,533
ITC, Ltd.	103,630	495,769
Jindal Stainless, Ltd.	11,602	78,275
Jindal Steel & Power, Ltd.	12,058	127,287
Jio Financial Services, Ltd. (A)	102,813	271,702
JSW Energy, Ltd.	12,312	77,023
JSW Steel, Ltd.	21,158	260,167
Jubilant Foodworks, Ltd.	13,701	106,011
Kalyan Jewellers India, Ltd.	14,477	78,320
Kotak Mahindra Bank, Ltd.	38,512	976,216
Larsen & Toubro, Ltd.	23,621	959,395
LTIMindtree, Ltd. (B)	2,498	130,424
Lupin, Ltd.	7,879	186,196
Macrotech Developers, Ltd. (B)	10,508	146,742
Mahindra & Mahindra, Ltd.	3,736	115,760
Mahindra & Mahindra, Ltd., GDR	28,458	886,570
Mankind Pharma, Ltd. (A)	3,528	99,617
Marico, Ltd.	17,795	135,640
Maruti Suzuki India, Ltd.	4,407	590,376
Max Healthcare Institute, Ltd.	26,906	345,731
Mphasis, Ltd.	2,547	74,011
MRF, Ltd.	80	104,994
Muthoot Finance, Ltd.	4,018	111,341
Nestle India, Ltd.	11,678	306,341
NHPC, Ltd.	106,146	101,323
NMDC, Ltd.	106,008	84,581
NTPC, Ltd.	153,697	639,717
Oberoi Realty, Ltd.	4,466	84,925
Oil & Natural Gas Corp., Ltd.	110,780	318,518
Oil India, Ltd.	17,099	76,594
Oracle Financial Services Software, Ltd.	760	68,985
Page Industries, Ltd.	212	106,600
PB Fintech, Ltd. (A)	10,330	190,913
Persistent Systems, Ltd.	3,418	218,163
Petronet LNG, Ltd.	25,955	88,659
PI Industries, Ltd.	2,778	111,106
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Pidilite Industries, Ltd.	5,254	$174,342
Polycab India, Ltd.	1,852	110,524
Power Finance Corp., Ltd.	51,161	246,314
Power Grid Corp. of India, Ltd.	163,799	554,417
Prestige Estates Projects, Ltd.	4,916	67,654
Punjab National Bank	75,867	84,566
Rail Vikas Nigam, Ltd.	18,264	74,216
REC, Ltd.	45,358	225,471
Reliance Industries, Ltd.	47,488	705,411
Reliance Industries, Ltd., GDR (B)	40,805	2,386,906
Samvardhana Motherson International, Ltd.	95,475	145,003
SBI Cards & Payment Services, Ltd.	9,870	101,150
SBI Life Insurance Company, Ltd. (B)	15,378	277,769
Shree Cement, Ltd.	305	108,617
Shriram Finance, Ltd.	48,115	367,587
Siemens, Ltd.	3,067	187,844
Solar Industries India, Ltd.	956	124,864
Sona BLW Precision Forgings, Ltd. (B)	13,867	74,033
SRF, Ltd.	4,927	168,981
State Bank of India	3,731	33,531
State Bank of India, GDR	5,914	525,861
Sun Pharmaceutical Industries, Ltd.	33,214	672,782
Sundaram Finance, Ltd.	2,348	124,819
Supreme Industries, Ltd.	2,145	85,495
Suzlon Energy, Ltd. (A)	335,422	220,961
Tata Communications, Ltd.	3,897	71,476
Tata Consultancy Services, Ltd.	31,722	1,333,641
Tata Consumer Products, Ltd.	20,545	239,802
Tata Elxsi, Ltd.	1,170	70,893
Tata Motors, Ltd.	68,687	537,594
Tata Steel, Ltd.	26,136	46,611
Tata Steel, Ltd., GDR	23,852	429,911
Tech Mahindra, Ltd.	18,580	305,764
The Indian Hotels Company, Ltd.	29,101	265,902
The Phoenix Mills, Ltd.	6,924	132,066
The Tata Power Company, Ltd.	49,762	217,204
Thermax, Ltd.	1,469	62,189
Titan Company, Ltd.	12,290	438,407
Torrent Pharmaceuticals, Ltd.	3,534	132,732
Torrent Power, Ltd.	5,925	102,390
Trent, Ltd.	6,274	387,526
Tube Investments of India, Ltd.	3,625	116,842
TVS Motor Company, Ltd.	8,184	230,249
UltraTech Cement, Ltd.	3,042	407,018
UltraTech Cement, Ltd., GDR	1,026	138,159
Union Bank of India, Ltd.	51,073	74,722
United Spirits, Ltd.	10,125	165,866
UPL, Ltd.	15,210	113,126
Varun Beverages, Ltd.	47,086	296,501
Vedanta, Ltd.	47,644	256,464
Vodafone Idea, Ltd. (A)	832,452	65,850
Voltas, Ltd.	7,546	128,581
Wipro, Ltd.	2,274	6,942
Wipro, Ltd., ADR (D)	88,126	269,666
Yes Bank, Ltd. (A)	506,651	99,411
Zomato, Ltd. (A)	251,957	590,403
Zydus Lifesciences, Ltd.	8,814	91,069
		49,755,107
Indonesia - 0.4%
Alamtri Resources Indonesia Tbk PT	495,900	55,090
Amman Mineral Internasional PT (A)	222,800	71,952
Astra International Tbk PT	679,000	200,950
Bank Central Asia Tbk PT	1,945,500	993,977
Bank Mandiri Persero Tbk PT	1,309,248	406,440

73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	553,000	$140,260
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	573,907
Barito Pacific Tbk PT	733,695	31,216
Chandra Asri Pacific Tbk PT	274,300	119,186
Charoen Pokphand Indonesia Tbk PT	276,000	72,993
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	157,839
Indofood CBP Sukses Makmur Tbk PT	74,500	45,635
Indofood Sukses Makmur Tbk PT	147,500	63,197
Kalbe Farma Tbk PT	855,000	58,621
Sumber Alfaria Trijaya Tbk PT	655,300	81,111
Telkom Indonesia Persero Tbk PT	1,699,700	246,847
Telkom Indonesia Persero Tbk PT, ADR	358	5,288
United Tractors Tbk PT	55,279	78,363
		3,402,872
Ireland - 0.8%
AerCap Holdings NV	6,800	694,756
AIB Group PLC	72,951	471,207
Bank of Ireland Group PLC	36,548	431,828
DCC PLC	3,357	224,356
Experian PLC	32,223	1,493,071
James Hardie Industries PLC (A)	14,737	351,689
Kerry Group PLC, Class A (London Stock Exchange)	5,260	552,862
Kingspan Group PLC	226	18,256
Kingspan Group PLC (London Stock Exchange) (A)	5,232	443,382
PDD Holdings, Inc., ADR (A)	24,000	2,840,400
		7,521,807
Israel - 0.6%
Azrieli Group, Ltd.	1,424	96,112
Bank Hapoalim BM	43,766	593,512
Bank Leumi Le-Israel BM	54,437	733,081
Check Point Software Technologies, Ltd. (A)	3,016	687,407
CyberArk Software, Ltd. (A)	1,600	540,800
Elbit Systems, Ltd.	908	348,217
Global-e Online, Ltd. (A)	3,500	124,775
ICL Group, Ltd.	27,153	154,204
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	289,199
Mizrahi Tefahot Bank, Ltd.	5,543	249,288
Monday.com, Ltd. (A)	1,300	316,108
Nice, Ltd. (A)	2,200	339,592
Nova, Ltd. (A)	1,019	189,185
Teva Pharmaceutical Industries, Ltd. (A)	33,126	510,018
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	89,146
Wix.com, Ltd. (A)	1,900	310,422
		5,571,068
Italy - 1.8%
Amplifon SpA	4,902	99,516
Banco BPM SpA	45,364	461,627
BPER Banca SpA	34,925	274,151
Davide Campari-Milano NV	21,368	125,600
DiaSorin SpA	732	72,696
Enel SpA	281,214	2,281,302
Eni SpA	76,957	1,190,262
Ferrari NV	4,357	1,860,708
FinecoBank SpA	20,915	414,256
Generali	33,048	1,160,949
Infrastrutture Wireless Italiane SpA (B)	11,205	118,649
Intesa Sanpaolo SpA	526,807	2,714,999
Leonardo SpA	13,834	673,702
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	17,011	$319,088
Moncler SpA	7,744	477,009
Nexi SpA (A)(B)	20,345	108,510
Poste Italiane SpA (B)	15,523	276,936
Prysmian SpA	9,782	538,471
Recordati Industria Chimica e Farmaceutica SpA	3,551	201,228
Snam SpA	70,720	367,077
Telecom Italia SpA (A)	387,741	130,979
Terna - Rete Elettrica Nazionale	49,344	445,937
UniCredit SpA	48,580	2,726,908
Unipol Assicurazioni SpA	13,849	221,694
		17,262,254
Japan - 13.6%
Advantest Corp.	26,500	1,181,277
Aeon Company, Ltd.	22,900	574,330
AGC, Inc.	7,300	222,232
Aisin Corp.	15,300	167,120
Ajinomoto Company, Inc.	33,000	653,324
ANA Holdings, Inc.	5,300	97,831
Asahi Group Holdings, Ltd.	50,100	640,106
Asahi Kasei Corp.	42,800	300,056
Asics Corp.	22,800	483,533
Astellas Pharma, Inc.	63,300	616,194
Bandai Namco Holdings, Inc.	20,997	704,397
Bridgestone Corp.	20,100	807,474
Canon, Inc.	32,700	1,019,690
Capcom Company, Ltd.	12,000	296,179
Central Japan Railway Company	27,200	518,817
Chubu Electric Power Company, Inc.	22,000	238,529
Chugai Pharmaceutical Company, Ltd.	23,200	1,062,828
Concordia Financial Group, Ltd.	39,100	259,586
Dai Nippon Printing Company, Ltd.	14,000	199,324
Daifuku Company, Ltd.	10,500	258,106
Dai-ichi Life Holdings, Inc.	124,800	952,914
Daiichi Sankyo Company, Ltd.	60,600	1,443,122
Daikin Industries, Ltd.	9,100	987,520
Daito Trust Construction Company, Ltd.	2,000	204,648
Daiwa House Industry Company, Ltd.	20,800	687,951
Daiwa Securities Group, Inc.	47,000	316,463
Denso Corp.	66,300	822,556
Dentsu Group, Inc.	7,500	165,635
Disco Corp.	3,200	653,510
East Japan Railway Company	31,800	626,796
Eisai Company, Ltd.	8,800	244,968
ENEOS Holdings, Inc.	93,711	494,233
FANUC Corp.	33,400	910,009
Fast Retailing Company, Ltd.	6,600	1,964,764
Fuji Electric Company, Ltd.	4,600	196,649
FUJIFILM Holdings Corp.	39,300	752,947
Fujikura, Ltd.	8,800	325,907
Fujitsu, Ltd.	61,300	1,219,925
Hankyu Hanshin Holdings, Inc.	8,400	226,021
Hikari Tsushin, Inc.	600	154,857
Hitachi, Ltd.	160,500	3,768,444
Honda Motor Company, Ltd.	155,100	1,403,589
Hoshizaki Corp.	3,800	147,093
Hoya Corp.	12,000	1,354,302
Hulic Company, Ltd.	15,600	149,748
Idemitsu Kosan Company, Ltd.	30,730	217,362
Inpex Corp.	30,900	428,608
Isuzu Motors, Ltd.	19,800	269,233
ITOCHU Corp.	41,100	1,907,983
Japan Airlines Company, Ltd.	4,700	80,508

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.	34,000	$349,892
Japan Post Bank Company, Ltd.	49,900	506,663
Japan Post Holdings Company, Ltd.	67,400	675,848
Japan Post Insurance Company, Ltd.	6,400	130,432
Japan Tobacco, Inc.	41,400	1,137,927
JFE Holdings, Inc.	19,800	243,075
Kajima Corp.	14,300	292,512
Kao Corp.	16,300	705,573
Kawasaki Kisen Kaisha, Ltd.	14,100	191,653
KDDI Corp.	105,000	1,658,544
Keyence Corp.	6,696	2,632,936
Kikkoman Corp.	23,100	222,838
Kirin Holdings Company, Ltd.	27,200	376,888
Kobe Bussan Company, Ltd.	5,500	128,053
Komatsu, Ltd.	30,800	901,920
Konami Group Corp.	3,400	401,480
Kubota Corp.	32,200	397,908
Kyocera Corp.	45,000	508,277
Kyowa Kirin Company, Ltd.	9,473	138,274
Lasertec Corp.	2,800	240,661
LY Corp.	99,300	336,245
M3, Inc.	16,200	185,060
Makita Corp.	7,800	258,441
Marubeni Corp.	50,200	805,299
MatsukiyoCocokara & Company	11,700	183,035
MEIJI Holdings Company, Ltd.	8,200	177,636
MINEBEA MITSUMI, Inc.	12,500	182,706
Mitsubishi Chemical Group Corp.	46,900	231,756
Mitsubishi Corp.	119,000	2,100,916
Mitsubishi Electric Corp.	65,600	1,209,814
Mitsubishi Estate Company, Ltd.	37,100	606,434
Mitsubishi HC Capital, Inc.	27,500	186,351
Mitsubishi Heavy Industries, Ltd.	110,700	1,901,118
Mitsubishi UFJ Financial Group, Inc.	399,100	5,441,255
Mitsui & Company, Ltd.	87,200	1,644,001
Mitsui Fudosan Company, Ltd.	94,100	842,673
Mitsui OSK Lines, Ltd.	12,000	417,807
Mizuho Financial Group, Inc.	83,410	2,289,082
MonotaRO Company, Ltd.	9,000	168,127
MS&AD Insurance Group Holdings, Inc.	45,300	985,177
Murata Manufacturing Company, Ltd.	58,400	900,817
NEC Corp.	42,500	905,281
Nexon Company, Ltd.	11,400	156,138
Nidec Corp.	29,200	490,043
Nintendo Company, Ltd.	38,400	2,610,344
Nippon Building Fund, Inc.	280	237,873
Nippon Paint Holdings Company, Ltd.	32,100	241,057
Nippon Sanso Holdings Corp.	6,500	197,175
Nippon Steel Corp.	30,000	642,032
Nippon Telegraph & Telephone Corp.	1,052,500	1,017,211
Nippon Yusen KK	15,400	508,941
Nissan Motor Company, Ltd. (A)	75,800	194,402
Nissin Foods Holdings Company, Ltd.	7,100	144,914
Nitori Holdings Company, Ltd.	2,800	273,950
Nitto Denko Corp.	25,000	462,414
Nomura Holdings, Inc.	105,900	652,548
Nomura Research Institute, Ltd.	13,346	434,444
NTT Data Group Corp.	22,500	407,589
Obayashi Corp.	22,500	300,158
Obic Company, Ltd.	11,100	320,046
Olympus Corp.	40,500	530,175
Omron Corp.	5,900	166,597
Ono Pharmaceutical Company, Ltd.	14,000	150,621
Oracle Corp. Japan	1,500	157,850
Oriental Land Company, Ltd.	38,300	755,304
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ORIX Corp.	39,800	$830,980
Osaka Gas Company, Ltd.	12,400	280,579
Otsuka Corp.	7,600	164,551
Otsuka Holdings Company, Ltd.	14,700	766,017
Pan Pacific International Holdings Corp.	13,400	368,076
Panasonic Holdings Corp.	82,100	979,413
Rakuten Group, Inc. (A)	52,800	302,912
Recruit Holdings Company, Ltd.	48,500	2,512,847
Renesas Electronics Corp.	59,000	791,346
Resona Holdings, Inc.	73,400	640,915
Ricoh Company, Ltd.	18,600	196,754
SBI Holdings, Inc.	9,513	256,879
SCREEN Holdings Company, Ltd.	2,800	182,676
SCSK Corp.	5,400	133,530
Secom Company, Ltd.	14,800	504,075
Seiko Epson Corp.	9,600	153,797
Sekisui Chemical Company, Ltd.	13,400	228,548
Sekisui House, Ltd.	21,400	478,978
Seven & i Holdings Company, Ltd.	76,400	1,106,341
SG Holdings Company, Ltd.	12,400	123,664
Shimadzu Corp.	8,000	199,829
Shimano, Inc.	2,700	379,115
Shin-Etsu Chemical Company, Ltd.	62,300	1,777,741
Shionogi & Company, Ltd.	26,400	398,501
Shiseido Company, Ltd.	14,000	265,509
SMC Corp.	2,000	715,688
SoftBank Corp.	987,700	1,377,817
SoftBank Group Corp.	33,000	1,687,947
Sompo Holdings, Inc.	30,700	934,852
Sony Group Corp.	216,100	5,467,981
Subaru Corp.	20,800	372,511
Sumitomo Corp.	36,600	835,133
Sumitomo Electric Industries, Ltd.	24,500	408,903
Sumitomo Metal Mining Company, Ltd.	9,200	201,101
Sumitomo Mitsui Financial Group, Inc.	129,000	3,317,185
Sumitomo Mitsui Trust Group, Inc.	23,100	581,456
Sumitomo Realty & Development Company, Ltd.	10,700	402,037
Suntory Beverage & Food, Ltd.	5,000	164,958
Suzuki Motor Corp.	55,100	676,359
Sysmex Corp.	17,200	328,348
T&D Holdings, Inc.	16,900	361,711
Taisei Corp.	5,800	258,167
Takeda Pharmaceutical Company, Ltd.	55,476	1,644,241
TDK Corp.	68,000	712,578
Terumo Corp.	47,000	884,354
The Chiba Bank, Ltd.	21,600	204,458
The Kansai Electric Power Company, Inc.	24,300	288,393
TIS, Inc.	7,800	215,849
Toho Company, Ltd.	4,067	202,088
Tokio Marine Holdings, Inc.	61,900	2,408,086
Tokyo Electron, Ltd.	15,500	2,125,556
Tokyo Gas Company, Ltd.	11,900	378,546
Tokyo Metro Company, Ltd.	10,100	122,736
Tokyu Corp.	17,900	201,519
TOPPAN Holdings, Inc.	8,300	226,899
Toray Industries, Inc.	50,800	347,163
Toyota Industries Corp.	5,700	487,506
Toyota Motor Corp.	329,700	5,828,205
Toyota Tsusho Corp.	22,500	379,077
Trend Micro, Inc.	4,600	310,537
Unicharm Corp.	38,200	304,255
West Japan Railway Company	15,000	292,612
Yakult Honsha Company, Ltd.	8,686	165,281

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Motor Company, Ltd.	31,500	$252,199
Yaskawa Electric Corp.	8,300	207,982
Yokogawa Electric Corp.	7,886	153,903
Zensho Holdings Company, Ltd.	3,400	183,343
ZOZO, Inc.	14,400	137,920
		129,012,422
Luxembourg - 0.1%
ArcelorMittal SA	16,521	477,236
CVC Capital Partners PLC (A)(B)	7,461	148,014
Eurofins Scientific SE	4,949	263,994
Reinet Investments SCA	5,229	127,495
Tenaris SA	13,863	271,282
Zabka Group SA (A)	10,443	55,945
		1,343,966
Macau - 0.0%
Sands China, Ltd. (A)	82,400	165,301
Malaysia - 0.4%
AMMB Holdings BHD	80,487	101,740
Axiata Group BHD	101,690	41,149
CELCOMDIGI BHD	124,000	97,386
CIMB Group Holdings BHD	280,228	444,000
Gamuda BHD	132,117	125,779
Genting BHD	72,900	53,589
Hong Leong Bank BHD	23,269	105,881
IHH Healthcare BHD	75,900	118,406
IOI Corp. BHD	81,966	67,476
Kuala Lumpur Kepong BHD	18,132	84,720
Malayan Banking BHD	191,314	436,789
Maxis BHD	82,800	63,381
MISC BHD	45,780	74,060
Mr. D.I.Y Group M BHD (B)	115,950	36,962
Nestle Malaysia BHD	2,800	46,955
Petronas Chemicals Group BHD	99,800	81,744
Petronas Dagangan BHD	12,200	50,321
Petronas Gas BHD	27,300	103,963
PPB Group BHD	21,240	55,127
Press Metal Aluminium Holdings BHD	130,600	148,781
Public Bank BHD	510,590	509,616
QL Resources BHD	52,700	55,567
RHB Bank BHD	52,765	81,409
SD Guthrie BHD	70,286	77,836
Sime Darby BHD	108,224	54,057
Sunway BHD	79,800	81,848
Telekom Malaysia BHD	43,415	64,215
Tenaga Nasional BHD	101,250	305,837
YTL Corp. BHD	113,900	51,621
YTL Power International BHD	84,300	63,641
		3,683,856
Mexico - 0.5%
Alfa SAB de CV, Class A	113,043	88,050
America Movil SAB de CV	657,032	468,105
Arca Continental SAB de CV	17,800	186,128
Cemex SAB de CV, Series CPO	521,849	292,997
Coca-Cola Femsa SAB de CV	18,112	166,211
Fibra Uno Administracion SA de CV	101,500	118,539
Fomento Economico Mexicano SAB de CV	61,420	597,768
Gruma SAB de CV, Class B	6,020	108,224
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	96,254
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	14,200	262,323
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	179,238
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Bimbo SAB de CV, Series A	44,984	$121,975
Grupo Carso SAB de CV, Series A1	19,322	112,583
Grupo Comercial Chedraui SA de CV	10,100	56,757
Grupo Financiero Banorte SAB de CV, Series O	91,362	634,304
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,138	141,952
Grupo Mexico SAB de CV, Series B	109,666	547,888
Industrias Penoles SAB de CV (A)	6,883	127,984
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	85,819
Prologis Property Mexico SA de CV	27,446	88,127
Promotora y Operadora de Infraestructura SAB de CV	5,800	58,435
Qualitas Controladora SAB de CV	7,000	60,852
Wal-Mart de Mexico SAB de CV	181,788	502,516
		5,103,029
Netherlands - 2.9%
ABN AMRO Bank NV (B)	16,273	342,896
Adyen NV (A)(B)	762	1,167,994
Aegon, Ltd.	46,032	302,332
Akzo Nobel NV	6,168	379,862
Argenx SE (A)	2,076	1,225,044
ASM International NV	1,647	750,529
ASML Holding NV	13,702	9,067,653
ASR Nederland NV	5,398	310,319
BE Semiconductor Industries NV	2,704	282,586
Euronext NV (B)	2,829	410,580
EXOR NV	3,503	318,119
Ferrovial SE	16,702	747,045
Heineken Holding NV	4,565	330,387
Heineken NV	10,100	823,561
IMCD NV	1,945	258,845
ING Groep NV	109,505	2,145,352
JDE Peet's NV	4,248	92,876
Koninklijke Ahold Delhaize NV	32,067	1,197,869
Koninklijke KPN NV	139,041	588,932
Koninklijke Philips NV (A)	27,508	700,304
NEPI Rockcastle NV (A)	19,351	140,122
NN Group NV	9,279	516,339
Prosus NV (A)	47,292	2,197,152
QIAGEN NV (A)	7,376	293,032
Randstad NV	3,735	155,251
Stellantis NV	68,965	773,620
Universal Music Group NV	28,749	793,849
Wolters Kluwer NV	8,371	1,303,338
		27,615,788
New Zealand - 0.2%
Auckland International Airport, Ltd.	58,547	271,722
Contact Energy, Ltd.	27,778	144,639
Fisher & Paykel Healthcare Corp., Ltd.	20,719	395,409
Infratil, Ltd.	32,226	190,142
Meridian Energy, Ltd.	46,341	147,495
Xero, Ltd. (A)	5,097	498,200
		1,647,607
Norway - 0.4%
Aker BP ASA	10,753	254,943
DNB Bank ASA	29,885	786,355
Equinor ASA	29,357	775,282
Gjensidige Forsikring ASA	6,934	159,582
Kongsberg Gruppen ASA	3,055	447,909
Mowi ASA	16,033	297,210
Norsk Hydro ASA	48,185	278,557
Orkla ASA	24,150	264,841

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Salmar ASA	2,325	$111,778
Telenor ASA	21,695	309,999
Yara International ASA	5,667	170,948
		3,857,404
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	90,091
Credicorp, Ltd.	2,434	453,113
		543,204
Philippines - 0.1%
Ayala Corp.	8,920	92,332
Ayala Land, Inc.	253,800	102,303
Bank of the Philippine Islands	67,611	155,964
BDO Unibank, Inc.	80,408	215,475
International Container Terminal Services, Inc.	35,820	222,595
Jollibee Foods Corp.	18,900	79,363
Manila Electric Company	9,930	95,459
Metropolitan Bank & Trust Company	65,642	83,874
PLDT, Inc.	2,420	53,705
SM Investments Corp.	8,302	114,521
SM Prime Holdings, Inc.	348,244	146,343
		1,361,934
Poland - 0.3%
Allegro.eu SA (A)(B)	20,177	163,682
Bank Polska Kasa Opieki SA	6,330	289,380
CD Projekt SA	2,349	129,085
Dino Polska SA (A)(B)	1,719	200,644
InPost SA (A)	7,045	103,395
KGHM Polska Miedz SA	4,931	161,190
LPP SA	42	191,643
mBank SA (A)	508	106,768
ORLEN SA	19,842	349,490
PGE Polska Grupa Energetyczna SA (A)	26,654	54,848
Powszechna Kasa Oszczednosci Bank Polski SA	30,144	588,577
Powszechny Zaklad Ubezpieczen SA	20,542	298,451
Santander Bank Polska SA	1,219	175,532
		2,812,685
Portugal - 0.1%
EDP SA	110,532	372,305
Galp Energia SGPS SA	16,011	280,514
Jeronimo Martins SGPS SA	9,675	205,198
		858,017
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	0
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	0
LUKOIL PJSC, ADR (A)(E)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	0
Novatek PJSC, GDR (A)(E)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	0
Sberbank of Russia PJSC, ADR (A)(E)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	0
Severstal PAO, GDR (A)(E)	4,250	0
Surgutneftegas PJSC, ADR (A)(E)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	0
Tatneft PJSC, ADR (A)(E)	7,986	0
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
VTB Bank PJSC, GDR (A)(E)	50,760	$0
		0
Saudi Arabia - 1.2%
ACWA Power Company	5,161	469,213
Ades Holding Company	11,669	50,577
Al Rajhi Bank	68,738	1,865,912
Al Rajhi Company for Co-operative Insurance (A)	1,402	52,578
Alinma Bank	43,373	354,056
Almarai Company JSC	17,058	251,990
Arab National Bank	31,564	193,721
Arabian Internet & Communications Services Company	812	65,409
Bank AlBilad	21,775	214,364
Bank Al-Jazira (A)	17,855	82,986
Banque Saudi Fransi	42,947	212,215
Bupa Arabia for Cooperative Insurance Company	2,820	132,473
Dallah Healthcare Company	1,169	39,412
Dar Al Arkan Real Estate Development Company (A)	18,814	107,096
Dr Sulaiman Al Habib Medical Services Group Company	2,961	219,832
Elm Company	812	209,580
Etihad Etisalat Company	13,413	218,198
Jarir Marketing Company	20,900	72,187
Mouwasat Medical Services Company	3,348	66,970
Nahdi Medical Company	1,333	40,878
Riyad Bank	50,248	440,617
SABIC Agri-Nutrients Company	7,973	225,032
Sahara International Petrochemical Company	12,775	70,754
SAL Saudi Logistics Services	845	44,317
Saudi Arabian Mining Company (A)	45,750	561,410
Saudi Arabian Oil Company (B)	203,838	1,452,096
Saudi Aramco Base Oil Company	1,730	48,391
Saudi Awwal Bank	35,311	352,730
Saudi Basic Industries Corp.	31,563	535,449
Saudi Electricity Company	29,505	125,278
Saudi Industrial Investment Group	12,742	52,723
Saudi Kayan Petrochemical Company (A)	26,130	42,538
Saudi Research & Media Group (A)	1,230	56,520
Saudi Tadawul Group Holding Company	1,623	88,219
Saudi Telecom Company	70,141	847,664
The Company for Cooperative Insurance	2,532	96,372
The Saudi Investment Bank	20,926	81,472
The Saudi National Bank	103,107	982,543
Yanbu National Petrochemical Company	9,666	89,116
		11,112,888
Singapore - 1.2%
BOC Aviation, Ltd. (B)	7,400	57,813
CapitaLand Ascendas REIT	128,702	254,295
CapitaLand Integrated Commercial Trust	193,492	300,678
CapitaLand Investment, Ltd.	78,802	159,377
DBS Group Holdings, Ltd.	68,889	2,365,739
Genting Singapore, Ltd.	226,200	125,517
Grab Holdings, Ltd., Class A (A)	74,100	335,673
Keppel, Ltd.	49,569	252,848
Oversea-Chinese Banking Corp., Ltd.	118,802	1,522,571
Sea, Ltd., ADR (A)	12,900	1,683,321
Sembcorp Industries, Ltd.	30,200	141,333
Singapore Airlines, Ltd.	51,250	258,171
Singapore Exchange, Ltd.	30,900	305,911

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	52,800	$265,170
Singapore Telecommunications, Ltd.	260,440	660,568
Trip.com Group, Ltd.	21,350	1,357,152
United Overseas Bank, Ltd.	44,308	1,250,217
Wilmar International, Ltd.	72,000	178,534
		11,474,888
South Africa - 0.8%
Absa Group, Ltd.	29,798	288,751
Anglo American Platinum, Ltd.	2,302	92,583
Aspen Pharmacare Holdings, Ltd.	13,036	116,656
Bid Corp., Ltd.	11,763	282,090
Capitec Bank Holdings, Ltd.	3,067	521,637
Clicks Group, Ltd.	8,355	154,751
Discovery, Ltd.	18,977	206,933
FirstRand, Ltd.	177,055	695,795
Gold Fields, Ltd.	30,955	683,911
Harmony Gold Mining Company, Ltd.	18,873	276,390
Impala Platinum Holdings, Ltd. (A)	31,717	218,351
Kumba Iron Ore, Ltd.	2,164	36,963
MTN Group, Ltd.	59,164	397,983
Naspers, Ltd., N Shares	5,944	1,474,057
Nedbank Group, Ltd.	16,333	229,441
Old Mutual, Ltd.	182,601	118,282
OUTsurance Group, Ltd.	28,715	109,648
Pepkor Holdings, Ltd. (B)	70,740	98,811
Remgro, Ltd.	17,781	153,862
Sanlam, Ltd.	59,860	270,344
Sasol, Ltd. (A)	19,396	81,270
Shoprite Holdings, Ltd.	17,628	262,897
Standard Bank Group, Ltd.	46,185	603,469
The Bidvest Group, Ltd.	11,986	154,476
Vodacom Group, Ltd.	21,952	150,799
Woolworths Holdings, Ltd.	33,746	93,824
		7,773,974
South Korea - 2.5%
Alteogen, Inc. (A)	1,400	342,219
Amorepacific Corp.	975	67,546
Celltrion, Inc.	5,619	649,030
CJ CheilJedang Corp.	287	48,219
Coway Company, Ltd.	1,819	100,206
DB Insurance Company, Ltd.	1,585	95,746
Doosan Bobcat, Inc.	1,900	64,879
Doosan Enerbility Company, Ltd. (A)	15,327	246,091
Ecopro BM Company, Ltd. (A)	1,656	109,303
Ecopro Company, Ltd.	3,437	116,906
Ecopro Materials Company, Ltd. (A)	475	18,857
Hana Financial Group, Inc.	10,253	418,634
Hanjin Kal Corp.	920	50,932
Hankook Tire & Technology Company, Ltd.	2,561	68,956
Hanmi Semiconductor Company, Ltd.	1,497	71,575
Hanwha Aerospace Company, Ltd.	1,079	463,630
Hanwha Ocean Company, Ltd. (A)	3,237	148,961
HD Hyundai Company, Ltd.	1,555	76,894
HD Hyundai Electric Company, Ltd.	762	155,509
HD Hyundai Heavy Industries Company, Ltd.	768	146,873
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	201,461
HLB, Inc. (A)	4,042	151,946
HMM Company, Ltd.	8,540	114,040
HYBE Company, Ltd. (A)	717	115,206
Hyundai Glovis Company, Ltd.	1,298	99,796
Hyundai Mobis Company, Ltd.	2,067	367,832
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Motor Company	4,686	$632,938
Hyundai Rotem Company, Ltd.	2,681	192,816
Industrial Bank of Korea	9,540	92,569
Kakao Corp.	10,776	287,272
KakaoBank Corp.	5,704	86,139
KB Financial Group, Inc.	12,892	698,794
Kia Corp.	8,406	531,668
Korea Aerospace Industries, Ltd.	2,519	129,390
Korea Electric Power Corp.	6,370	94,009
Korea Electric Power Corp., ADR	4,277	31,693
Korea Investment Holdings Company, Ltd.	1,446	72,308
Korea Zinc Company, Ltd.	182	96,374
Korean Air Lines Company, Ltd.	6,728	97,946
Krafton, Inc. (A)	992	226,861
KT&G Corp.	3,672	252,566
LG Chem, Ltd.	1,733	291,429
LG Corp.	3,251	143,384
LG Display Company, Ltd. (A)	9,494	57,214
LG Display Company, Ltd., ADR (A)	2,454	7,632
LG Electronics, Inc.	3,973	209,568
LG Energy Solution, Ltd. (A)	1,620	371,064
LG H&H Company, Ltd.	358	76,266
LG Innotek Company, Ltd.	575	63,191
LG Uplus Corp.	9,062	63,419
LS Electric Company, Ltd.	526	64,394
Meritz Financial Group, Inc.	3,559	297,525
Mirae Asset Securities Company, Ltd.	7,084	44,429
NAVER Corp.	4,964	648,714
NCSoft Corp.	550	56,017
NH Investment & Securities Company, Ltd.	5,165	49,553
Orion Corp.	821	65,933
POSCO Future M Company, Ltd. (A)	1,059	87,473
POSCO Holdings, Inc.	2,532	482,874
Posco International Corp.	1,782	60,080
Samsung Biologics Company, Ltd. (A)(B)	616	427,511
Samsung C&T Corp.	2,890	230,841
Samsung Electro-Mechanics Company, Ltd.	1,973	174,757
Samsung Electronics Company, Ltd.	166,254	6,591,217
Samsung Fire & Marine Insurance Company, Ltd.	1,085	264,793
Samsung Heavy Industries Company, Ltd. (A)	22,841	210,694
Samsung Life Insurance Company, Ltd.	2,756	155,797
Samsung SDI Company, Ltd.	1,904	246,060
Samsung SDS Company, Ltd.	1,499	118,703
Shinhan Financial Group Company, Ltd.	14,733	471,498
Shinhan Financial Group Company, Ltd., ADR	350	11,228
SK Biopharmaceuticals Company, Ltd. (A)	1,071	73,050
SK Hynix, Inc.	18,883	2,517,219
SK Innovation Company, Ltd. (A)	2,192	168,645
SK Square Company, Ltd. (A)	3,395	217,474
SK Telecom Company, Ltd.	1,870	70,438
SK, Inc.	1,269	112,328
SKC Company, Ltd. (A)	859	60,960
S-Oil Corp.	1,876	71,633
Woori Financial Group, Inc.	20,798	234,865
Yuhan Corp.	1,941	145,230
		23,749,690

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain - 1.9%
Acciona SA	843	$110,334
ACS Actividades de Construccion y Servicios SA	6,496	371,789
Aena SME SA (B)	2,630	617,011
Amadeus IT Group SA	15,868	1,215,223
Banco Bilbao Vizcaya Argentaria SA	199,256	2,719,372
Banco de Sabadell SA	191,623	538,013
Banco Santander SA	504,335	3,397,670
Banco Santander SA (Mexican Stock Exchange) (A)	22,856	150,776
CaixaBank SA	137,374	1,070,110
Cellnex Telecom SA (A)(B)	18,445	655,699
EDP Renovaveis SA	10,943	91,172
Endesa SA	10,798	286,195
Grifols SA (A)	11,763	104,726
Iberdrola SA	202,721	3,273,564
Industria de Diseno Textil SA	37,713	1,877,807
Redeia Corp. SA	13,732	275,620
Repsol SA	40,430	536,812
Telefonica SA	139,075	655,515
		17,947,408
Sweden - 2.3%
AddTech AB, B Shares	9,107	266,722
Alfa Laval AB	10,147	435,054
Assa Abloy AB, B Shares	35,151	1,055,278
Atlas Copco AB, A Shares	94,201	1,504,713
Atlas Copco AB, B Shares	54,741	769,774
Beijer Ref AB	13,260	186,533
Boliden AB	9,749	319,890
Epiroc AB, A Shares	22,715	457,351
Epiroc AB, B Shares	13,226	232,953
EQT AB	12,864	392,263
Essity AB, B Shares (D)	21,462	609,762
Evolution AB (B)	5,948	443,180
Fastighets AB Balder, B Shares (A)	24,258	152,006
Hennes & Mauritz AB, B Shares (D)	20,222	266,730
Hexagon AB, B Shares	72,813	778,354
Holmen AB, B Shares	2,519	99,755
Industrivarden AB, A Shares	4,345	159,644
Industrivarden AB, C Shares	5,545	203,707
Indutrade AB	9,332	258,607
Investment AB Latour, B Shares	5,009	136,345
Investor AB, B Shares	59,809	1,783,750
L.E. Lundbergforetagen AB, B Shares	2,535	127,022
Lifco AB, B Shares	7,888	279,817
Nibe Industrier AB, B Shares	51,776	196,930
Saab AB, B Shares	10,840	426,222
Sagax AB, B Shares	7,738	162,351
Sandvik AB	37,393	786,431
Securitas AB, B Shares	17,323	245,137
Skandinaviska Enskilda Banken AB, A Shares (D)	55,895	919,543
Skanska AB, B Shares	11,579	255,561
SKF AB, B Shares (D)	11,531	233,602
Spotify Technology SA (A)	5,400	2,970,162
Svenska Cellulosa AB SCA, B Shares	20,883	275,534
Svenska Handelsbanken AB, A Shares (D)	50,274	568,172
Swedbank AB, A Shares (D)	29,775	678,111
Swedish Orphan Biovitrum AB (A)	6,595	188,988
Tele2 AB, B Shares	18,899	254,630
Telefonaktiebolaget LM Ericsson, B Shares (D)	95,709	744,689
Telia Company AB	80,140	288,973
Trelleborg AB, B Shares	7,583	282,024
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares (D)	54,860	$1,609,502
		22,005,772
Switzerland - 6.6%
ABB, Ltd.	54,721	2,823,493
Alcon, Inc.	17,525	1,662,860
Avolta AG (A)	3,335	146,088
Baloise Holding AG	1,556	326,566
Banque Cantonale Vaudoise	1,029	112,442
Barry Callebaut AG	136	180,120
BKW AG	721	126,106
Chocoladefabriken Lindt & Spruengli AG	4	524,904
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	459,661
Cie Financiere Richemont SA, A Shares	18,599	3,246,752
Coca-Cola HBC AG (A)	7,397	335,010
DSM-Firmenich AG	6,522	645,667
EMS-Chemie Holding AG	241	164,200
Galderma Group AG (A)	2,899	306,375
Geberit AG	1,160	726,725
Givaudan SA	324	1,394,040
Glencore PLC (A)	358,357	1,311,640
Helvetia Holding AG	1,256	260,509
Holcim, Ltd. (A)	18,015	1,938,653
Julius Baer Group, Ltd.	7,301	506,076
Kuehne + Nagel International AG	1,701	392,813
Logitech International SA	5,338	452,316
Lonza Group AG	2,531	1,563,575
Nestle SA	91,206	9,216,968
Novartis AG	68,611	7,620,610
Partners Group Holding AG	796	1,132,869
Roche Holding AG	24,457	8,049,474
Roche Holding AG, Bearer Shares	1,094	379,739
Sandoz Group AG	14,360	602,173
Schindler Holding AG	806	244,260
Schindler Holding AG, Participation Certificates	1,428	447,552
SGS SA	5,287	526,790
SIG Group AG (A)	10,451	193,233
Sika AG	5,347	1,302,445
Sonova Holding AG	1,743	508,922
STMicroelectronics NV	23,723	520,189
Straumann Holding AG	3,915	473,965
Swiss Life Holding AG	1,008	919,608
Swiss Prime Site AG	2,723	334,162
Swiss Re AG	10,421	1,773,434
Swisscom AG	908	523,236
Temenos AG	1,979	153,654
The Swatch Group AG, Bearer Shares	986	170,032
UBS Group AG	113,826	3,496,119
VAT Group AG (B)	947	341,358
Zurich Insurance Group AG	5,064	3,534,712
		62,072,095
Taiwan - 4.9%
Accton Technology Corp.	18,000	318,906
Acer, Inc.	99,018	106,862
Advantech Company, Ltd.	16,623	189,939
Airtac International Group	5,185	131,681
Alchip Technologies, Ltd.	3,000	252,893
ASE Technology Holding Company, Ltd.	115,338	506,878
Asia Cement Corp.	79,863	112,862
Asia Vital Components Company, Ltd.	11,000	155,760
Asustek Computer, Inc.	24,952	464,261
AUO Corp. (A)	219,061	89,689
Catcher Technology Company, Ltd.	21,184	134,981

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cathay Financial Holding Company, Ltd.	334,373	$623,953
Chailease Holding Company, Ltd.	54,966	194,378
Chang Hwa Commercial Bank, Ltd.	191,851	103,171
Cheng Shin Rubber Industry Company, Ltd.	66,680	101,352
China Airlines, Ltd.	94,000	64,251
China Steel Corp.	408,388	276,843
Chunghwa Telecom Company, Ltd.	132,148	513,380
Compal Electronics, Inc.	139,764	135,855
CTBC Financial Holding Company, Ltd.	580,465	697,910
Delta Electronics, Inc.	67,866	750,616
E Ink Holdings, Inc.	29,000	236,083
E.Sun Financial Holding Company, Ltd.	497,998	435,344
Eclat Textile Company, Ltd.	6,259	84,131
Elite Material Company, Ltd.	10,000	167,493
eMemory Technology, Inc.	2,000	140,615
Eva Airways Corp.	93,000	114,428
Evergreen Marine Corp. Taiwan, Ltd.	35,826	240,200
Far Eastern New Century Corp.	99,875	99,733
Far EasTone Telecommunications Company, Ltd.	61,159	170,378
Feng TAY Enterprise Company, Ltd.	19,262	69,911
First Financial Holding Company, Ltd.	388,869	319,077
Formosa Chemicals & Fibre Corp.	121,212	96,025
Formosa Plastics Corp.	132,086	146,769
Fortune Electric Company, Ltd.	4,400	60,657
Fubon Financial Holding Company, Ltd.	288,641	750,547
Gigabyte Technology Company, Ltd.	17,000	126,445
Global Unichip Corp.	3,000	97,497
Globalwafers Company, Ltd.	9,000	87,407
Hon Hai Precision Industry Company, Ltd.	431,368	1,945,811
Hotai Motor Company, Ltd.	11,200	205,181
Hua Nan Financial Holdings Company, Ltd.	310,297	262,381
Innolux Corp. (A)	261,495	120,286
International Games System Company, Ltd.	8,000	188,353
Inventec Corp.	89,899	116,439
Jentech Precision Industrial Company, Ltd.	3,000	90,351
KGI Financial Holding Company, Ltd.	553,133	288,860
Largan Precision Company, Ltd.	3,143	226,372
Lite-On Technology Corp.	67,626	187,817
Lotes Company, Ltd.	3,000	126,935
MediaTek, Inc.	52,340	2,255,877
Mega Financial Holding Company, Ltd.	410,973	498,151
Micro-Star International Company, Ltd.	25,000	123,448
Nan Ya Plastics Corp.	167,992	153,055
Nien Made Enterprise Company, Ltd.	6,000	72,027
Novatek Microelectronics Corp.	20,361	338,484
Pegatron Corp.	69,989	178,874
PharmaEssentia Corp. (A)	8,000	126,168
Pou Chen Corp.	78,641	84,325
President Chain Store Corp.	19,496	147,678
Quanta Computer, Inc.	94,771	659,384
Realtek Semiconductor Corp.	16,999	271,007
Ruentex Development Company, Ltd.	51,840	55,327
Shin Kong Financial Holding Company, Ltd. (A)	491,956	181,568
SinoPac Financial Holdings Company, Ltd.	364,253	247,092
Synnex Technology International Corp.	41,928	90,803
Taishin Financial Holding Company, Ltd.	404,076	210,713
Taiwan Business Bank	235,202	104,206
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	366,659	$267,476
Taiwan High Speed Rail Corp.	66,000	53,270
Taiwan Mobile Company, Ltd.	63,257	222,599
Taiwan Semiconductor Manufacturing Company, Ltd.	857,227	24,142,069
TCC Group Holdings Company, Ltd.	232,594	225,697
The Shanghai Commercial & Savings Bank, Ltd.	133,142	182,094
Unimicron Technology Corp.	47,000	133,888
Uni-President Enterprises Corp.	167,487	408,432
United Microelectronics Corp.	397,313	555,532
Vanguard International Semiconductor Corp.	33,837	96,329
Voltronic Power Technology Corp.	2,000	93,525
Wan Hai Lines, Ltd.	22,770	54,261
Wistron Corp.	90,000	263,841
Wiwynn Corp.	4,000	202,558
WPG Holdings, Ltd.	54,840	103,574
Yageo Corp.	14,355	211,428
Yang Ming Marine Transport Corp.	60,000	135,733
Yuanta Financial Holding Company, Ltd.	358,632	367,566
Zhen Ding Technology Holding, Ltd.	23,000	72,953
		46,718,959
Thailand - 0.3%
Advanced Info Service PCL	40,400	328,526
Airports of Thailand PCL	144,700	161,702
Airports of Thailand PCL, NVDR	6,300	7,040
Bangkok Dusit Medical Services PCL, NVDR	387,300	249,076
Bangkok Expressway & Metro PCL, NVDR	216,800	34,637
Bumrungrad Hospital PCL, NVDR	20,500	99,634
Central Pattana PCL, NVDR	71,100	98,954
Central Retail Corp. PCL	45,441	33,621
Central Retail Corp. PCL, NVDR	18,000	13,318
Charoen Pokphand Foods PCL	136,200	95,830
CP ALL PCL	184,600	270,043
CP ALL PCL, NVDR	20,200	29,550
CP AXTRA PCL	70,567	54,420
Delta Electronics Thailand PCL, NVDR	105,500	207,804
Gulf Energy Development PCL, NVDR	101,050	148,908
Home Product Center PCL	204,400	51,947
Intouch Holdings PCL, NVDR	32,900	79,261
Kasikornbank PCL, NVDR	20,000	95,559
Krung Thai Bank PCL	113,775	81,131
Krungthai Card PCL	30,800	41,525
Minor International PCL, NVDR	131,483	102,532
PTT Exploration & Production PCL	47,147	162,397
PTT Oil & Retail Business PCL, NVDR	102,500	35,812
PTT PCL	329,000	310,717
PTT PCL, NVDR	23,100	21,816
SCB X PCL	23,348	84,855
SCB X PCL, NVDR	6,200	22,533
The Siam Cement PCL	12,000	55,365
The Siam Cement PCL, NVDR	14,300	65,976
TMBThanachart Bank PCL, NVDR	829,800	48,081
True Corp. PCL (A)	269,362	93,283
True Corp. PCL, NVDR (A)	90,400	31,306
		3,217,159
Turkey - 0.2%
Akbank TAS	109,420	150,703
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	147,729
BIM Birlesik Magazalar AS	16,428	198,386
Coca-Cola Icecek AS	28,919	40,743

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	98,182	$58,261
Ford Otomotiv Sanayi AS	2,390	66,689
Haci Omer Sabanci Holding AS	34,855	77,137
KOC Holding AS	26,797	115,637
Pegasus Hava Tasimaciligi AS (A)	7,693	52,205
Sasa Polyester Sanayi AS (A)	373,267	36,768
Turk Hava Yollari AO (A)	18,859	154,455
Turkcell Iletisim Hizmetleri AS	42,620	107,560
Turkiye Is Bankasi AS, Class C	336,501	108,695
Turkiye Petrol Rafinerileri AS	34,986	127,192
Turkiye Sise ve Cam Fabrikalari AS	47,094	47,836
Yapi ve Kredi Bankasi AS	118,497	75,098
		1,565,094
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	0
United Kingdom - 9.2%
3i Group PLC	34,136	1,605,104
Admiral Group PLC	8,900	328,591
Anglo American PLC	44,564	1,249,062
AngloGold Ashanti PLC	17,610	661,021
Ashtead Group PLC	15,404	832,848
Associated British Foods PLC	11,883	294,598
AstraZeneca PLC	53,977	7,926,282
Auto Trader Group PLC (B)	31,085	300,581
Aviva PLC	92,005	663,092
BAE Systems PLC	104,413	2,108,370
Barclays PLC	502,283	1,888,610
Barratt Redrow PLC	48,297	265,676
BP PLC	559,555	3,139,931
British American Tobacco PLC	68,915	2,827,207
BT Group PLC	221,748	475,643
Bunzl PLC	11,855	456,021
Centrica PLC	176,008	340,798
Coca-Cola Europacific Partners PLC	400	34,812
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	599,907
Compass Group PLC	58,667	1,940,496
Croda International PLC	4,570	173,623
Diageo PLC	76,964	2,011,282
Entain PLC	21,740	164,256
GSK PLC	143,373	2,739,902
Haleon PLC	309,812	1,564,623
Halma PLC	13,023	436,945
Hikma Pharmaceuticals PLC	5,587	141,140
HSBC Holdings PLC	621,848	7,049,606
Imperial Brands PLC	27,659	1,023,439
Informa PLC	45,648	457,710
InterContinental Hotels Group PLC	5,589	601,772
Intertek Group PLC	5,517	358,741
J Sainsbury PLC	55,808	170,108
JD Sports Fashion PLC	87,670	77,521
Kingfisher PLC	65,606	216,108
Land Securities Group PLC	25,882	184,473
Legal & General Group PLC	209,707	661,343
Lloyds Banking Group PLC	2,118,854	1,987,317
London Stock Exchange Group PLC	16,537	2,456,206
M&G PLC	75,877	195,456
Marks & Spencer Group PLC	71,983	332,337
Melrose Industries PLC	45,639	281,723
Mondi PLC	16,361	243,827
National Grid PLC	168,600	2,199,268
NatWest Group PLC	266,367	1,572,742
Next PLC	4,249	612,179
Pearson PLC	21,043	332,891
Phoenix Group Holdings PLC	23,594	175,145
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	23,880	$1,614,786
RELX PLC	22,799	1,145,912
RELX PLC (Euronext Amsterdam Exchange)	41,667	2,092,972
Rentokil Initial PLC	88,467	401,478
Rio Tinto PLC	38,993	2,339,989
Rolls-Royce Holdings PLC (A)	295,177	2,868,946
Schroders PLC	29,188	132,149
Segro PLC	44,041	393,897
Severn Trent PLC	9,413	308,163
Shell PLC	212,071	7,719,493
Smith & Nephew PLC	30,660	431,160
Smiths Group PLC	12,075	302,999
Spirax Group PLC	2,735	220,480
SSE PLC	38,041	783,587
Standard Chartered PLC	73,749	1,094,395
Tesco PLC	236,471	1,017,370
The Sage Group PLC	35,769	561,588
Unilever PLC	85,946	5,128,173
United Utilities Group PLC	24,018	313,388
Vodafone Group PLC	764,658	718,492
Whitbread PLC	6,683	212,895
Wise PLC, Class A (A)	20,804	255,368
WPP PLC	37,695	286,447
		86,704,460
United States - 0.2%
BeiGene, Ltd. (A)	26,500	560,503
Brookfield Asset Management, Ltd., Class A	12,268	593,856
Legend Biotech Corp., ADR (A)	2,500	84,825
RB Global, Inc.	6,400	642,335
Southern Copper Corp.	3,059	285,894
		2,167,413
TOTAL COMMON STOCKS (Cost $638,808,098)		$926,046,450
PREFERRED SECURITIES - 0.7%
Brazil - 0.4%
Banco Bradesco SA	186,281	413,599
Banco BTG Pactual SA	4	5
Centrais Eletricas Brasileiras SA, B Shares	7,400	57,603
Cia Energetica de Minas Gerais	61,322	110,255
Companhia Paranaense de Energia, B Shares	38,400	70,051
Gerdau SA	46,536	131,948
Itau Unibanco Holding SA	186,988	1,029,237
Itausa SA	199,647	330,620
Petroleo Brasileiro SA	157,051	1,022,705
		3,166,023
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	19,514
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	157,667
Dr. Ing. h.c. F. Porsche AG (B)	3,890	194,823
Henkel AG & Company KGaA	5,936	472,312
Porsche Automobil Holding SE	5,695	214,466
Sartorius AG	903	210,508
Volkswagen AG	7,263	741,105
		1,990,881
South Korea - 0.1%
Hyundai Motor Company	793	79,880
Hyundai Motor Company, 2nd Preferred Shares	1,197	121,432

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	28,859	$934,090
		1,135,402
TOTAL PREFERRED SECURITIES (Cost $7,424,293)		$6,311,820
RIGHTS - 0.0%
Itausa SA (Expiration Date: 4-14-25; Strike Price: BRL 6.70) (A)	2,748	1,440
TOTAL RIGHTS (Cost $0)		$1,440
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
TOTAL WARRANTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 4.2232% (G)(H)	604,133	6,043,085
State Street Institutional Us Government Money Market Fund, 4.2853% (G)	7,304,454	7,304,454
TOTAL SHORT-TERM INVESTMENTS (Cost $13,347,637)		$13,347,539
Total Investments (International Equity Index Trust) (Cost $659,580,028) - 100.0%		$945,707,249
Other assets and liabilities, net - (0.0%)		(397,200)
TOTAL NET ASSETS - 100.0%		$945,310,049
International Equity Index Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $5,871,282.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 3-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	34	Long	Jun 2025	$4,189,385	$4,106,690	$(82,695)
Mini MSCI Emerging Markets Index Futures	35	Long	Jun 2025	1,988,139	1,943,725	(44,414)
MSCI Kuwait Index Futures	121	Long	Jun 2025	2,127,726	2,175,580	47,854
MSCI Qatar Index Futures	129	Long	Jun 2025	2,205,875	2,177,520	(28,355)
MSCI UAE Index Futures	80	Long	Jun 2025	3,695,689	3,670,000	(25,689)
S&P/TSX 60 Index Futures	3	Long	Jun 2025	613,250	624,412	11,162
						$(122,137)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Australia - 6.4%
Accent Group, Ltd.	6,857	$7,714
Adairs, Ltd.	7,840	10,388
Ainsworth Game Technology, Ltd. (A)	10,192	5,170
Alcidion Group, Ltd. (A)	43,339	2,229
Alkane Resources, Ltd. (A)	25,036	11,020
Alliance Aviation Services, Ltd. (A)	3,238	5,566
AMA Group, Ltd. (A)	150,193	5,446
Amotiv, Ltd.	4,059	22,730
AMP, Ltd.	110,740	86,222
Amplitude Energy, Ltd. (A)	158,205	20,840
Ansell, Ltd.	5,194	110,619
Appen, Ltd. (A)	7,064	4,597
Arafura Rare Earths, Ltd. (A)(B)	147,349	15,780
ARB Corp., Ltd.	3,302	66,604
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Archer Materials, Ltd. (A)	10,038	$1,976
ARN Media, Ltd.	20,357	7,643
Articore Group, Ltd. (A)	13,929	1,753
AUB Group, Ltd.	5,097	98,808
Audinate Group, Ltd. (A)	1,223	4,788
Aurelia Metals, Ltd. (A)	115,998	18,875
Aussie Broadband, Ltd.	9,321	23,320
Austal, Ltd. (A)	19,090	50,133
Australian Agricultural Company, Ltd. (A)	28,065	25,392
Australian Clinical Labs, Ltd.	5,715	10,671
Australian Ethical Investment, Ltd.	4,074	15,089
Australian Finance Group, Ltd.	15,010	15,035
Australian Strategic Materials, Ltd. (A)	2,805	635

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
AVZ Minerals, Ltd. (A)(C)	98,026	$7,166
Baby Bunting Group, Ltd. (A)	5,551	6,133
Bank of Queensland, Ltd.	26,893	114,124
Bapcor, Ltd.	15,610	44,415
Beach Energy, Ltd.	64,298	58,146
Beacon Lighting Group, Ltd. (B)	6,860	14,166
Bega Cheese, Ltd.	10,885	36,285
Bell Financial Group, Ltd.	10,635	8,721
Bellevue Gold, Ltd. (A)	58,605	41,907
BetMakers Technology Group, Ltd. (A)	14,102	883
Bigtincan Holdings, Ltd. (A)	38,973	5,358
Boss Energy, Ltd. (A)	15,075	23,906
Bravura Solutions, Ltd.	19,369	27,476
Breville Group, Ltd.	3,664	72,300
Brickworks, Ltd.	2,970	45,253
Bubs Australia, Ltd. (A)	33,097	2,690
Capricorn Metals, Ltd. (A)	14,475	73,597
Carnarvon Energy, Ltd. (A)	51,813	3,874
Cash Converters International, Ltd.	14,501	2,175
Cedar Woods Properties, Ltd.	5,696	18,523
Cettire, Ltd. (A)	7,920	4,202
Chalice Mining, Ltd. (A)	19,336	13,975
Challenger, Ltd.	19,023	72,304
Champion Iron, Ltd.	13,415	41,006
Chrysos Corp., Ltd. (A)	1,788	4,613
Clinuvel Pharmaceuticals, Ltd.	2,335	16,772
Clover Corp., Ltd.	8,155	2,694
Coast Entertainment Holdings, Ltd. (A)	39,016	10,213
Codan, Ltd.	5,930	58,128
Collins Foods, Ltd.	5,736	30,971
Corporate Travel Management, Ltd.	4,156	36,356
Credit Corp. Group, Ltd.	3,047	26,524
Dalrymple Bay Infrastructure, Ltd.	9,505	22,901
Data#3, Ltd.	5,537	25,240
De Grey Mining, Ltd. (A)	67,706	91,024
Deep Yellow, Ltd. (A)	31,653	21,331
Dicker Data, Ltd.	2,871	15,090
Domain Holdings Australia, Ltd.	11,859	31,865
Domino's Pizza Enterprises, Ltd.	2,539	40,950
Downer EDI, Ltd.	26,043	88,870
Eagers Automotive, Ltd.	4,898	46,263
Elders, Ltd.	8,495	35,798
Emeco Holdings, Ltd. (A)	22,924	12,065
Emerald Resources NL (A)	21,418	50,166
EML Payments, Ltd. (A)	16,327	9,887
Enero Group, Ltd.	3,952	2,030
EQT Holdings, Ltd.	1,030	22,083
EVT, Ltd.	4,108	34,562
Finbar Group, Ltd.	8,370	3,738
FleetPartners Group, Ltd. (A)	3,145	5,269
Fleetwood, Ltd.	8,058	12,797
Flight Centre Travel Group, Ltd.	6,231	54,316
Frontier Digital Ventures, Ltd. (A)	11,391	1,853
G8 Education, Ltd.	23,703	19,251
Galan Lithium, Ltd. (A)(B)	24,061	1,672
Generation Development Group, Ltd.	2,690	8,435
Genesis Minerals, Ltd. (A)	26,598	62,467
Gold Road Resources, Ltd.	45,404	82,684
GrainCorp, Ltd., Class A	9,793	41,801
Grange Resources, Ltd.	21,083	2,705
GWA Group, Ltd.	12,453	18,158
Hansen Technologies, Ltd.	6,495	20,373
Harvey Norman Holdings, Ltd.	12,930	40,668
Healius, Ltd. (A)	30,121	26,557
Helia Group, Ltd.	14,393	36,209
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Highfield Resources, Ltd. (A)	13,495	$1,618
HUB24, Ltd.	2,254	97,173
Humm Group, Ltd.	29,582	10,070
IDP Education, Ltd.	7,627	45,187
IGO, Ltd.	11,182	27,883
Iluka Resources, Ltd.	10,545	25,706
Imdex, Ltd.	25,654	47,758
Immutep, Ltd. (A)	32,224	5,649
Incitec Pivot, Ltd.	19,601	31,436
Infomedia, Ltd.	17,584	14,591
Inghams Group, Ltd.	13,624	26,780
Insignia Financial, Ltd. (A)	28,538	75,160
Integral Diagnostics, Ltd.	19,123	27,391
Ioneer, Ltd. (A)(B)	61,614	5,593
IPH, Ltd.	11,409	32,645
IRESS, Ltd.	4,820	24,626
IVE Group, Ltd.	11,452	17,112
Johns Lyng Group, Ltd.	7,242	9,764
Jumbo Interactive, Ltd.	2,253	14,941
Jupiter Mines, Ltd.	72,822	7,280
Karoon Energy, Ltd.	26,749	26,617
Kelsian Group, Ltd.	8,384	14,103
Kogan.com, Ltd.	2,002	5,854
Lendlease Corp., Ltd.	20,814	77,324
Lifestyle Communities, Ltd.	4,954	24,250
Lindsay Australia, Ltd.	21,798	9,742
Lovisa Holdings, Ltd.	3,010	45,731
Lycopodium, Ltd.	1,317	8,763
MA Financial Group, Ltd.	4,146	17,960
Macmahon Holdings, Ltd.	112,440	19,422
Macquarie Technology Group, Ltd. (A)	470	18,544
Magellan Financial Group, Ltd.	5,757	27,767
Mayne Pharma Group, Ltd. (A)	4,957	22,464
McMillan Shakespeare, Ltd.	2,468	22,706
McPherson's, Ltd. (A)	9,168	1,467
Megaport, Ltd. (A)	4,479	27,342
Mesoblast, Ltd. (A)	37,977	47,030
Metals X, Ltd. (A)	48,765	21,071
Metcash, Ltd.	41,758	82,963
Michael Hill International, Ltd. (A)	16,629	4,335
Monadelphous Group, Ltd.	4,455	43,173
Monash IVF Group, Ltd.	21,798	15,525
Mount Gibson Iron, Ltd. (A)	19,096	3,942
Myer Holdings, Ltd.	56,935	23,299
MyState, Ltd.	6,971	16,992
Nanosonics, Ltd. (A)	2,276	6,509
Navigator Global Investments, Ltd.	11,684	13,554
Neuren Pharmaceuticals, Ltd. (A)	1,723	12,968
New Hope Corp., Ltd.	23,547	54,796
nib holdings, Ltd.	20,171	87,003
Nick Scali, Ltd.	2,772	27,470
Nickel Industries, Ltd.	57,059	21,360
Nine Entertainment Company Holdings, Ltd.	57,796	54,903
Novonix, Ltd. (A)(B)	11,595	3,297
NRW Holdings, Ltd. (C)	19,940	34,642
Nufarm, Ltd.	14,586	36,328
Nuix, Ltd. (A)	10,473	20,306
Objective Corp., Ltd.	921	8,713
OFX Group, Ltd. (A)	14,134	9,984
Omni Bridgeway, Ltd. (A)	15,737	14,039
oOh!media, Ltd.	31,712	29,612
Ora Banda Mining, Ltd. (A)	35,710	24,488
Orora, Ltd.	56,536	66,730
Pacific Current Group, Ltd.	1,717	12,658

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Paladin Energy, Ltd. (A)	11,645	$37,707
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	6,750
Pantoro, Ltd. (A)	287,326	30,594
Peet, Ltd.	13,800	12,321
PeopleIN, Ltd. (A)	5,305	3,059
Perenti, Ltd.	35,432	29,704
Perpetual, Ltd.	3,944	48,129
Perseus Mining, Ltd.	54,471	114,581
PEXA Group, Ltd. (A)	4,479	31,478
Platinum Asset Management, Ltd.	22,136	7,713
Praemium, Ltd.	28,131	12,519
Premier Investments, Ltd.	2,387	30,040
Propel Funeral Partners, Ltd.	3,234	10,765
PWR Holdings, Ltd.	3,396	14,533
Ramelius Resources, Ltd.	39,600	59,353
ReadyTech Holdings, Ltd. (A)	4,809	7,839
Regis Healthcare, Ltd.	5,443	23,167
Regis Resources, Ltd. (A)	35,749	88,420
Resolute Mining, Ltd. (A)	88,090	25,738
Ridley Corp., Ltd.	12,071	19,499
RPMGlobal Holdings, Ltd. (A)	6,670	11,988
Sandfire Resources, Ltd. (A)	17,872	116,753
Select Harvests, Ltd. (A)	8,313	25,890
Servcorp, Ltd.	3,171	10,796
Service Stream, Ltd.	27,275	29,880
Seven West Media, Ltd. (A)	85,038	8,468
SG Fleet Group, Ltd.	3,983	8,654
Sigma Healthcare, Ltd.	86,355	156,383
Silver Mines, Ltd. (A)	92,373	6,065
Sims, Ltd.	7,974	73,588
SmartGroup Corp., Ltd.	4,810	22,387
SolGold PLC (A)	65,333	5,586
Solvar, Ltd.	10,468	9,507
Southern Cross Media Group, Ltd. (A)	17,291	7,275
SRG Global, Ltd.	13,828	10,276
St. Barbara, Ltd. (A)	43,956	6,911
Stanmore Resources, Ltd.	9,875	13,161
Strike Energy, Ltd. (A)	118,299	13,404
Super Retail Group, Ltd.	5,206	42,350
Superloop, Ltd. (A)	16,944	22,444
Supply Network, Ltd.	454	10,199
Syrah Resources, Ltd. (A)	62,038	9,380
Tabcorp Holdings, Ltd.	93,926	34,847
Temple & Webster Group, Ltd. (A)	489	5,080
Ten Sixty Four, Ltd. (A)(C)	8,127	434
Terracom, Ltd.	32,978	1,809
The Reject Shop, Ltd.	2,561	10,571
The Star Entertainment Group, Ltd. (A)(B)	35,991	2,474
Tuas, Ltd. (A)	6,509	22,611
Tyro Payments, Ltd. (A)	10,423	5,013
Ventia Services Group Pty, Ltd.	27,017	68,285
Viva Energy Group, Ltd. (D)	27,639	29,705
Vulcan Energy Resources, Ltd. (A)	4,422	14,223
WEB Travel Group, Ltd. (A)	16,369	47,039
Webjet Group, Ltd. (A)	16,369	5,833
West African Resources, Ltd. (A)	46,675	68,455
Westgold Resources, Ltd.	30,316	54,935
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	12,115	21,973
Whitehaven Coal, Ltd.	27,612	94,992
Zip Company, Ltd. (A)	81,836	84,300
		6,086,919
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria - 1.6%
Addiko Bank AG (A)	668	$14,008
Agrana Beteiligungs AG	724	8,597
ams-OSRAM AG (A)	2,043	17,998
ANDRITZ AG	2,533	142,117
AT&S Austria Technologie & Systemtechnik AG (A)(B)	1,188	16,715
BAWAG Group AG (A)(D)	4,618	476,428
CA Immobilien Anlagen AG (B)	1,426	34,656
CPI Europe AG (A)(B)	945	17,258
DO & Company AG (A)	278	49,087
Eurotelesites AG (A)	1,109	6,225
EVN AG	1,321	30,747
Fabasoft AG	599	10,786
FACC AG (A)	1,116	8,883
Kapsch TrafficCom AG (A)(B)	191	1,474
Kontron AG	1,320	31,907
Lenzing AG (A)	566	16,585
Mayr Melnhof Karton AG	302	25,845
Oesterreichische Post AG (B)	1,378	46,684
Palfinger AG	876	26,633
POLYTEC Holding AG (A)	995	2,963
Porr AG	876	24,976
RHI Magnesita NV	552	21,775
Schoeller-Bleckmann Oilfield Equipment AG	445	17,106
Semperit AG Holding	822	13,108
Strabag SE, Bearer Shares	245	17,526
Telekom Austria AG	4,306	40,294
UBM Development AG (A)	411	8,910
UNIQA Insurance Group AG	3,329	35,393
Vienna Insurance Group AG	1,157	51,033
voestalpine AG	5,003	122,397
Wienerberger AG	4,106	136,874
Zumtobel Group AG	2,545	12,646
		1,487,634
Belgium - 1.6%
Ackermans & van Haaren NV	875	189,678
Ageas SA/NV	2,241	134,333
AGFA-Gevaert NV (A)	6,780	6,754
Atenor (A)	1,218	3,762
Azelis Group NV	2,791	49,042
Barco NV	2,300	29,416
Bekaert SA	1,389	49,910
Biocartis Group NV (A)(C)(D)	4,063	1,274
bpost SA	4,236	6,653
Cie d'Entreprises CFE	416	3,428
Colruyt Group N.V	1,453	59,691
Deceuninck NV	2,515	5,948
Deme Group NV	303	42,784
D'ieteren Group	396	68,216
Econocom Group SA/NV	6,435	12,514
Elia Group SA/NV	718	62,275
EVS Broadcast Equipment SA	404	16,462
Fagron	2,712	55,591
Galapagos NV (A)	1,566	39,487
Gimv NV	1,112	47,412
Immobel SA	209	3,881
Ion Beam Applications	1,305	15,426
Kinepolis Group NV	585	20,476
Lotus Bakeries NV	11	97,791
Melexis NV	863	48,594
Nyxoah SA (A)	774	5,403
Ontex Group NV (A)	2,807	25,805
Orange Belgium SA (A)	417	6,842
Proximus SADP	6,084	44,955

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Recticel SA (B)	2,296	$25,216
Sipef NV	420	27,855
Solvay SA	3,579	127,312
Tessenderlo Group SA (B)	1,111	29,649
Umicore SA	3,845	39,833
Van de Velde NV (B)	377	12,606
VGP NV	618	53,712
Viohalco SA	7,173	45,722
X-Fab Silicon Foundries SE (A)(D)	3,484	14,157
		1,529,865
Bermuda - 0.2%
Hiscox, Ltd.	13,525	206,011
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	23,228
Canada - 10.4%
5N Plus, Inc. (A)	3,515	12,970
Acadian Timber Corp.	800	9,695
ADENTRA, Inc.	449	8,608
Advantage Energy, Ltd. (A)	9,000	67,795
Aecon Group, Inc.	3,200	37,669
Africa Oil Corp.	22,402	32,068
Ag Growth International, Inc.	269	6,529
AGF Management, Ltd., Class B	4,298	30,255
Aimia, Inc. (A)(B)	7,777	14,267
Air Canada (A)	6,092	59,987
AirBoss of America Corp.	1,500	4,065
Algoma Central Corp.	700	7,481
Algoma Steel Group, Inc.	1,095	5,943
Algonquin Power & Utilities Corp. (B)	20,386	104,689
Altius Minerals Corp.	1,700	29,250
Altus Group, Ltd.	2,018	72,149
Amerigo Resources, Ltd.	13,502	17,921
Andlauer Healthcare Group, Inc.	1,114	30,191
Andrew Peller, Ltd., Class A (B)	2,300	7,592
Aritzia, Inc. (A)	4,253	149,485
Ascot Resources, Ltd. (A)	13,700	1,047
Atco, Ltd., Class I	3,218	112,078
Athabasca Oil Corp. (A)	22,874	88,695
ATS Corp. (A)	3,447	85,921
AutoCanada, Inc. (A)	1,985	22,498
B2Gold Corp.	49,963	142,002
B2Gold Corp. (NYSE American Exchange)	5,393	15,370
Badger Infrastructure Solutions, Ltd.	1,832	49,471
Ballard Power Systems, Inc. (A)(B)	9,718	10,737
Bausch Health Companies, Inc. (A)	8,857	57,424
Baytex Energy Corp.	16,664	36,940
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd. (B)	11,933	55,392
Bird Construction, Inc.	3,854	58,303
Bitfarms, Ltd. (A)(B)	9,400	7,381
Black Diamond Group, Ltd.	2,750	17,103
BMTC Group, Inc.	500	3,909
Bombardier, Inc., Class B (A)	2,300	129,428
Boralex, Inc., Class A	4,010	80,587
Boyd Group Services, Inc.	460	66,133
BRP, Inc.	696	23,501
Calian Group, Ltd.	605	18,507
Canaccord Genuity Group, Inc.	5,281	30,863
Canacol Energy, Ltd. (A)	1,513	3,901
Canada Goose Holdings, Inc. (A)(B)	2,213	17,547
Canadian Tire Corp., Ltd., Class A	1,222	126,900
Canfor Corp. (A)	2,404	25,225
Capital Power Corp. (B)	5,327	177,055
Capstone Copper Corp. (A)	26,635	137,150
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cardinal Energy, Ltd.	5,530	$24,863
Cascades, Inc.	4,523	30,488
Centerra Gold, Inc.	9,077	57,589
CES Energy Solutions Corp.	13,613	70,002
China Gold International Resources Corp., Ltd. (A)	18,050	125,430
CI Financial Corp. (B)	3,299	71,457
Cineplex, Inc. (A)	1,227	8,433
Cogeco Communications, Inc.	563	27,457
Computer Modelling Group, Ltd.	4,420	24,756
Converge Technology Solutions Corp.	2,936	11,140
Corby Spirit and Wine, Ltd.	700	7,296
Cronos Group, Inc. (A)	5,470	9,845
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	13,141
Culico Metals, Inc. (A)	1,440	125
Definity Financial Corp.	2,578	114,546
Denison Mines Corp. (A)	17,895	23,378
Dexterra Group, Inc.	1,621	9,000
Docebo, Inc. (A)	320	9,204
Doman Building Materials Group, Ltd.	3,600	17,111
Dorel Industries, Inc., Class B (A)	1,800	2,639
DREAM Unlimited Corp., Class A (B)	1,350	18,509
Dundee Precious Metals, Inc.	7,687	101,920
Dye & Durham, Ltd.	2,990	22,502
E-L Financial Corp., Ltd.	100	88,461
Eldorado Gold Corp. (A)	8,268	138,983
Eldorado Gold Corp. (New York Stock Exchange) (A)	700	11,774
Endeavour Silver Corp. (A)	9,520	40,619
Enerflex, Ltd.	5,377	41,550
Enghouse Systems, Ltd.	1,800	32,109
Ensign Energy Services, Inc. (A)	9,800	15,867
EQB, Inc.	958	64,934
Equinox Gold Corp. (A)	16,652	114,442
ERO Copper Corp. (A)	4,800	58,138
Evertz Technologies, Ltd.	1,900	13,586
Exchange Income Corp.	568	19,625
Exco Technologies, Ltd.	1,500	6,098
Extendicare, Inc.	4,880	43,746
Fiera Capital Corp.	5,935	25,282
Finning International, Inc.	5,481	154,217
Firm Capital Mortgage Investment Corp.	1,100	9,073
First Majestic Silver Corp.	9,281	62,043
First Majestic Silver Corp. (New York Stock Exchange)	5,382	36,006
First Mining Gold Corp. (A)(B)	39,000	3,659
First National Financial Corp.	700	18,752
Fortuna Mining Corp. (A)	8,500	51,683
Freehold Royalties, Ltd. (B)	5,429	48,063
Frontera Energy Corp.	2,003	9,354
Galiano Gold, Inc. (A)	6,600	8,118
Gamehost, Inc.	100	702
GDI Integrated Facility Services, Inc. (A)	1,000	22,564
Gibson Energy, Inc. (B)	5,806	90,052
goeasy, Ltd.	372	39,013
GoGold Resources, Inc. (A)	5,300	6,408
Gran Tierra Energy, Inc. (A)	2,516	12,291
Guardian Capital Group, Ltd., Class A	1,100	30,790
Hammond Power Solutions, Inc.	400	21,153
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (B)	9,290	41,639
High Liner Foods, Inc.	1,773	21,031
HLS Therapeutics, Inc. (A)	700	2,262
Hudbay Minerals, Inc.	18,710	141,848

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
IAMGOLD Corp. (A)	22,927	$143,070
IAMGOLD Corp. (New York Stock Exchange) (A)	4,400	27,500
Imperial Metals Corp. (A)	5,060	9,775
Information Services Corp.	800	13,754
Innergex Renewable Energy, Inc.	7,131	67,046
Interfor Corp. (A)	2,920	30,335
International Petroleum Corp. (A)	337	5,016
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	51,674
International Tower Hill Mines, Ltd. (A)	2,300	1,470
Jamieson Wellness, Inc. (D)	2,200	46,689
K92 Mining, Inc. (A)	4,411	38,039
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	14,376
Kelt Exploration, Ltd. (A)	10,445	49,356
Knight Therapeutics, Inc. (A)	5,400	23,078
Labrador Iron Ore Royalty Corp.	3,518	71,922
Largo, Inc. (A)(B)	780	1,258
Lassonde Industries, Inc., Class A	200	29,296
Laurentian Bank of Canada	1,514	28,690
Leon's Furniture, Ltd.	1,883	30,933
Lightspeed Commerce, Inc. (A)	5,593	48,932
Linamar Corp. (B)	1,866	64,640
Lucara Diamond Corp. (A)(B)	25,184	6,388
Lundin Gold, Inc.	4,782	148,074
Magellan Aerospace Corp.	900	8,037
Mainstreet Equity Corp.	300	39,484
Major Drilling Group International, Inc. (A)	4,513	25,152
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	4,270	74,389
Martinrea International, Inc.	4,603	22,454
Mattr Corp. (A)	1,373	9,770
MDA Space, Ltd. (A)	4,887	93,356
Medical Facilities Corp.	2,104	24,431
MEG Energy Corp.	6,856	120,202
Melcor Developments, Ltd.	1,000	8,624
Methanex Corp.	3,074	107,789
Morguard Corp.	400	33,553
MTY Food Group, Inc.	742	21,182
Mullen Group, Ltd.	3,682	31,983
New Gold, Inc. (A)	34,515	127,598
NFI Group, Inc. (A)	2,960	24,333
North American Construction Group, Ltd.	1,300	20,498
Northland Power, Inc.	9,569	130,796
NuVista Energy, Ltd. (A)	7,905	74,708
OceanaGold Corp.	33,600	112,074
Onex Corp.	1,890	126,490
Organigram Holdings, Inc. (A)	2,232	2,280
Orla Mining, Ltd. (A)	9,340	87,231
Osisko Gold Royalties, Ltd.	6,095	128,630
Paramount Resources, Ltd., Class A	2,973	38,530
Parex Resources, Inc.	3,328	31,036
Parkland Corp.	5,019	125,628
Pason Systems, Inc.	3,936	35,967
Pet Valu Holdings, Ltd.	955	17,580
Peyto Exploration & Development Corp. (B)	6,197	78,504
PHX Energy Services Corp.	2,600	16,008
Pine Cliff Energy, Ltd. (B)	11,000	5,274
Pizza Pizza Royalty Corp.	1,729	16,556
Polaris Renewable Energy, Inc.	1,500	12,196
Pollard Banknote, Ltd.	1,000	13,759
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
PrairieSky Royalty, Ltd.	9,927	$179,011
Precision Drilling Corp. (A)	382	17,759
Premium Brands Holdings Corp.	1,800	96,814
Quarterhill, Inc. (A)	9,800	10,011
Quebecor, Inc., Class B	4,995	126,033
Questerre Energy Corp., Class A (A)	19,444	3,851
Real Matters, Inc. (A)	300	1,215
RF Capital Group, Inc. (A)	185	1,287
Richelieu Hardware, Ltd.	2,000	46,684
Rogers Sugar, Inc.	6,474	24,159
Russel Metals, Inc.	1,946	53,158
Sandstorm Gold, Ltd.	8,872	66,831
Sandstorm Gold, Ltd. (New York Stock Exchange)	4,000	30,200
Savaria Corp.	2,300	25,636
Seabridge Gold, Inc. (A)	2,830	32,940
Secure Waste Infrastructure Corp.	10,077	109,800
Sienna Senior Living, Inc.	3,606	41,597
Spartan Delta Corp. (A)	1,796	4,168
Spin Master Corp. (D)	1,400	23,407
Sprott, Inc.	1,329	59,540
Stella-Jones, Inc.	2,669	126,564
Superior Plus Corp.	7,557	33,766
Surge Energy, Inc.	2,103	8,973
Tamarack Valley Energy, Ltd. (B)	18,228	55,353
Taseko Mines, Ltd. (A)	16,100	36,025
TELUS Corp.	1,433	20,553
TerraVest Industries, Inc.	600	59,268
The North West Company, Inc.	2,333	82,422
Tidewater Midstream and Infrastructure, Ltd. (A)	6,650	1,248
Tilray Brands, Inc. (A)	114	74
Timbercreek Financial Corp.	6,000	27,310
TLC Vision Corp. (A)(C)	3,400	0
Topaz Energy Corp.	2,000	33,675
Torex Gold Resources, Inc. (A)	3,673	101,712
Total Energy Services, Inc.	3,132	20,459
TransAlta Corp.	10,982	102,490
Transcontinental, Inc., Class A	3,383	43,867
Trevali Mining Corp. (A)(C)	3,713	238
Trican Well Service, Ltd. (B)	13,025	42,178
Triple Flag Precious Metals Corp.	2,063	39,467
Trisura Group, Ltd. (A)	2,100	48,784
Vecima Networks, Inc.	479	3,195
Veren, Inc.	14,587	96,500
Veren, Inc. (New York Stock Exchange)	9,004	59,606
Vermilion Energy, Inc. (B)	4,600	37,240
Wajax Corp.	1,300	15,908
Well Health Technologies Corp. (A)	6,500	18,700
Wesdome Gold Mines, Ltd. (A)	7,800	92,903
Western Copper & Gold Corp. (A)	5,400	6,154
Western Forest Products, Inc. (A)	25,850	7,634
Westshore Terminals Investment Corp.	2,189	37,511
Whitecap Resources, Inc. (B)	21,842	140,549
Winpak, Ltd.	1,677	45,682
Yellow Pages, Ltd.	140	1,043
Zenith Capital Corp. (A)	1,700	0
		9,854,989
Denmark - 2.7%
ALK-Abello A/S (A)	5,228	105,496
Alm Brand A/S	33,083	79,349
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B	7,931	136,266
Bang & Olufsen A/S (A)	7,788	15,518
Bavarian Nordic A/S (A)(B)	2,530	55,082

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Better Collective A/S (A)	1,545	$17,100
CBrain A/S (B)	389	8,948
Chemometec A/S	801	57,751
Columbus A/S	6,187	10,935
D/S Norden A/S	890	22,452
Demant A/S (A)	1,064	35,757
Dfds A/S (A)	1,767	23,137
FLSmidth & Company A/S	1,909	91,674
GN Store Nord A/S (A)(B)	5,046	78,929
H Lundbeck A/S	12,897	64,977
H+H International A/S, Class B (A)	1,146	16,936
INVISIO AB	540	20,661
ISS A/S	6,026	138,373
Jeudan A/S	380	10,969
Jyske Bank A/S	1,691	135,507
Lan & Spar Bank A/S	198	22,215
Matas A/S	1,442	27,673
Netcompany Group A/S (A)(D)	1,467	54,929
Nilfisk Holding A/S (A)	1,220	15,370
NKT A/S (A)	2,207	150,377
NNIT A/S (A)(B)(D)	479	4,716
NTG Nordic Transport Group A/S (A)	635	24,172
Per Aarsleff Holding A/S	584	41,391
Ringkjoebing Landbobank A/S	1,037	184,693
ROCKWOOL A/S, A Shares	130	53,139
ROCKWOOL A/S, B Shares	235	97,409
Royal Unibrew A/S	1,886	150,164
Scandinavian Tobacco Group A/S (D)	3,178	46,277
Schouw & Company A/S	398	35,444
Solar A/S, B Shares	410	14,217
SP Group A/S	368	15,450
Spar Nord Bank A/S (A)	3,586	108,435
Sparekassen Sjaelland-Fyn A/S	759	30,805
Sydbank A/S	2,392	150,058
TCM Group A/S (A)	507	5,655
Tivoli A/S	102	9,355
UIE PLC	1,280	60,183
Vestjysk Bank A/S	22,473	14,251
Zealand Pharma A/S (A)	1,416	106,334
		2,548,529
Finland - 2.7%
Aktia Bank OYJ (B)	2,136	25,534
Alma Media OYJ	1,962	25,749
Bittium OYJ (B)	2,708	22,810
Cargotec OYJ, B Shares	1,532	69,810
Citycon OYJ (A)	4,136	14,682
Elisa OYJ	2,918	142,285
Enento Group OYJ (D)	860	14,373
EQ OYJ	483	5,585
Finnair OYJ (A)	6,510	22,953
Fiskars OYJ ABP	2,196	34,777
Harvia OYJ	668	31,610
HKFoods OYJ (A)	316	430
Huhtamaki OYJ	3,346	119,128
Kalmar OYJ, B Shares	1,532	50,631
Kamux Corp.	1,688	4,425
Kemira OYJ	4,412	95,967
Kesko OYJ, A Shares	2,102	42,549
Kesko OYJ, B Shares	6,750	137,973
Kojamo OYJ (A)	4,092	37,314
Konecranes OYJ	2,704	173,051
Lassila & Tikanoja OYJ	1,929	17,461
Lindex Group OYJ (A)	3,912	13,141
Mandatum OYJ	11,066	67,066
Marimekko OYJ	1,923	26,583
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Metsa Board OYJ, B Shares	6,636	$24,795
Metso OYJ	11,455	118,768
Nokian Renkaat OYJ (B)	4,287	30,078
Olvi OYJ, A Shares	721	26,270
Oma Saastopankki OYJ	490	4,616
Oriola OYJ, B Shares	9,290	11,243
Orion OYJ, Class A	711	41,523
Orion OYJ, Class B	3,859	229,213
Outokumpu OYJ	11,396	42,968
Pihlajalinna OYJ	1,193	16,668
Ponsse OYJ	543	15,806
Puuilo OYJ	3,674	45,221
QT Group OYJ (A)	770	62,595
Raisio OYJ, V Shares	8,267	21,392
Rapala VMC OYJ (A)	908	1,455
Revenio Group OYJ	802	22,038
Sampo OYJ, A Shares (A)	12,480	119,438
Sanoma OYJ	2,692	26,027
Stora Enso OYJ, R Shares	11,015	104,382
Taaleri OYJ	956	7,865
Talenom OYJ	637	2,149
Terveystalo OYJ (D)	4,887	60,717
TietoEVRY OYJ	3,237	56,085
Tokmanni Group Corp.	1,481	20,320
Vaisala OYJ, A Shares	952	46,026
Valmet OYJ (B)	5,558	150,750
Verkkokauppa.com OYJ (A)	1,047	2,223
WithSecure OYJ (A)(B)	7,159	7,163
YIT OYJ (A)	8,449	20,287
		2,533,968
France - 5.3%
74Software SA (A)	727	24,483
ABC arbitrage	2,016	12,438
AKWEL SADIR	725	5,453
Alstom SA (A)	10,624	235,330
Altamir	752	19,319
Alten SA	815	79,540
Arkema SA	1,679	128,563
Ayvens SA (D)	5,316	46,652
Bastide le Confort Medical (A)	256	7,515
Beneteau SACA	2,130	18,533
Boiron SA	274	7,482
Bonduelle SCA	1,027	8,572
Carrefour SA	1,885	26,959
Catana Group	1,588	7,525
Cegedim SA (A)	495	6,258
Cie des Alpes	998	15,906
Claranova SE (A)	1,250	3,017
Clariane SE (A)	9,440	43,968
Coface SA	5,623	107,842
DBV Technologies SA (A)	1,786	2,191
Derichebourg SA	3,889	22,816
Edenred SE	2,126	69,088
Eiffage SA	627	73,001
Ekinops SAS (A)	1,302	5,154
Electricite de Strasbourg SA	31	4,599
Elior Group SA (A)(D)	2,910	7,997
Elis SA	7,848	175,267
Equasens	290	10,265
Eramet SA (B)	530	28,745
Esso SA Francaise	96	15,103
Etablissements Maurel et Prom SA	4,375	22,891
Eurazeo SE	1,843	136,487
Eutelsat Communications SACA (A)(B)	6,192	29,510
Exel Industries SA, A Shares	89	3,782

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
FDJ UNITED (D)	4,245	$133,574
Fnac Darty SA	779	23,529
Forvia SE	7,066	57,984
Gaztransport Et Technigaz SA	1,643	249,136
Getlink SE	5,871	101,398
Groupe Crit SA	163	12,165
Guerbet	326	6,467
Haulotte Group SA (A)	962	2,978
ID Logistics Group SACA (A)	162	64,155
Imerys SA	1,475	48,138
Infotel SA	348	16,763
Interparfums SA	297	12,779
IPSOS SA	1,725	78,191
Jacquet Metals SACA	1,024	21,592
JCDecaux SE (A)	1,836	30,992
Kaufman & Broad SA	593	20,667
Laurent-Perrier	110	11,719
LISI SA	419	13,206
LNA Sante SA	166	4,404
Lumibird (A)(B)	632	6,835
Maisons du Monde SA (D)	1,925	5,879
Manitou BF SA	530	10,283
Mersen SA	1,063	21,219
Metropole Television SA	1,324	19,893
Nacon SA (A)	518	334
Nexans SA	1,314	129,000
Nexity SA (A)	1,974	21,029
NRJ Group	782	5,621
Opmobility	2,278	22,630
OVH Groupe SAS (A)	37	301
Pierre Et Vacances SA (A)	10,785	16,853
Pluxee NV	2,176	44,428
Quadient SA	1,652	27,910
Remy Cointreau SA	189	8,833
Rexel SA	8,582	231,294
Robertet SA	12	10,599
Rubis SCA	3,578	101,086
Samse SACA	48	7,480
Savencia SA	372	24,219
SCOR SE	6,971	201,322
SEB SA	1,048	99,126
Seche Environnement SACA	126	9,930
SMCP SA (A)(D)	1,921	6,404
Societe BIC SA	1,106	74,926
Societe LDC SADIR	424	33,930
SOITEC (A)	623	33,318
Sopra Steria Group	690	128,254
SPIE SA	5,882	251,652
Stef SA	202	26,232
Synergie SE (A)	557	18,687
Technip Energies NV	6,139	200,300
Teleperformance SE	1,915	192,556
Television Francaise 1 SA	1,491	14,507
Thermador Groupe	453	32,546
Tikehau Capital SCA (B)	1,543	31,970
Trigano SA (B)	395	44,385
Ubisoft Entertainment SA (A)	3,448	41,699
Valeo SE	8,798	82,600
Vallourec SACA (A)	7,651	144,051
Verallia SA (D)	2,947	91,522
Vetoquinol SA	105	8,814
Vicat SACA	942	50,817
Virbac SACA	34	10,854
Viridien (A)	424	32,047
Vivendi SE	21,868	65,554
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Voltalia SA (A)(B)	1,403	$10,150
Wavestone (B)	331	17,428
Worldline SA (A)(D)	5,431	33,365
		5,026,760
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	22,847
TBC Bank Group PLC	1,983	105,910
		128,757
Germany - 5.6%
1&1 AG	881	14,533
7C Solarparken AG	3,282	7,395
Adesso SE	207	21,819
Adtran Networks SE	804	17,514
All for One Group SE	130	7,675
Allgeier SE	498	10,106
AlzChem Group AG	439	44,581
Amadeus Fire AG	264	21,854
Atoss Software SE	436	59,295
Aurubis AG	1,338	126,937
Auto1 Group SE (A)(D)	1,150	25,582
Basler AG (A)	486	4,578
BayWa AG (A)(B)	669	5,878
Bechtle AG	3,835	143,237
Bertrandt AG	394	9,909
Bijou Brigitte AG	340	13,942
Bilfinger SE	1,375	99,120
Borussia Dortmund GmbH & Company KGaA	4,276	14,017
BRANICKS Group AG (A)(B)	3,005	6,309
Brenntag SE	1,821	118,033
CANCOM SE	314	7,654
CECONOMY AG (A)	8,144	29,366
CENIT AG	446	3,844
Cewe Stiftung & Company KGAA	268	29,896
CompuGroup Medical SE & Company KgaA (A)	1,368	33,135
CTS Eventim AG & Company KGaA	1,458	146,270
Dermapharm Holding SE	849	33,568
Deutsche Beteiligungs AG (B)	631	16,174
Deutsche EuroShop AG	514	10,282
Deutsche Pfandbriefbank AG (A)(B)(D)	6,014	35,170
Deutsche Wohnen SE	952	20,684
Deutz AG	3,432	25,235
Dr. Hoenle AG (A)	420	3,990
Draegerwerk AG & Company KGaA	82	4,634
Duerr AG	2,044	51,635
Eckert & Ziegler SE	808	49,005
Elmos Semiconductor SE	331	21,035
ElringKlinger AG	2,576	13,175
Energiekontor AG	454	23,295
Evonik Industries AG	4,407	95,540
Evotec SE (A)	1,508	9,978
Fielmann Group AG	1,241	56,391
flatexDEGIRO AG	4,879	112,783
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	105,554
Freenet AG	5,085	193,836
Friedrich Vorwerk Group SE	1,234	64,475
FUCHS SE	1,198	43,664
GEA Group AG	3,397	206,501
Gerresheimer AG	1,792	136,477
GFT Technologies SE	961	23,434
GRENKE AG	983	14,537
H&R GmbH & Company KGaA	1,324	6,052
Heidelberger Druckmaschinen AG (A)	18,003	21,720

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HelloFresh SE (A)(B)	6,865	$58,125
Hensoldt AG	3,004	201,626
Hornbach Holding AG & Company KGaA	497	48,217
HUGO BOSS AG	2,409	91,586
Indus Holding AG	776	20,522
Init Innovation in Traffic Systems SE	364	16,135
Instone Real Estate Group SE (D)	2,299	19,891
IVU Traffic Technologies AG	665	12,719
Jenoptik AG	2,248	46,928
JOST Werke SE (D)	517	29,324
K+S AG	7,752	105,929
KION Group AG	2,944	123,461
Knaus Tabbert AG	203	3,154
Koenig & Bauer AG (A)	912	16,316
Krones AG	639	87,150
KWS Saat SE & Company KGaA	556	33,750
LANXESS AG	3,724	113,281
LEG Immobilien SE	3,351	236,868
Leifheit AG	437	8,470
Medios AG (A)(B)	842	10,962
METRO AG (A)	6,195	35,739
MLP SE	5,864	48,217
Mutares SE & Company KGaA (B)	663	22,762
Nagarro SE (A)	394	31,638
Nordex SE (A)	2,050	31,657
Norma Group SE	1,576	21,757
PATRIZIA SE	2,719	22,025
Pentixapharm Holding AG (A)	808	2,633
ProSiebenSat.1 Media SE	5,491	34,635
Puma SE	3,370	82,202
SAF-Holland SE	1,157	20,555
Salzgitter AG	712	18,252
Schaeffler AG (A)	2,740	11,393
Secunet Security Networks AG (B)	141	26,384
SGL Carbon SE (A)(B)	3,072	11,267
Siltronic AG	272	11,806
Sixt SE (B)	470	40,494
SMA Solar Technology AG (B)	839	13,790
Stabilus SE	794	20,861
STRATEC SE	258	6,838
Stroeer SE & Company KGaA	1,436	84,054
Suedzucker AG (B)	2,959	36,853
SUSS MicroTec SE	644	24,143
TAG Immobilien AG	7,296	99,486
Takkt AG	1,848	16,328
TeamViewer SE (A)(D)	6,009	78,443
Technotrans SE	530	9,577
thyssenkrupp AG	22,583	231,858
TUI AG (A)	10,183	70,246
United Internet AG	3,058	63,151
Verbio SE (B)	1,012	9,613
Vossloh AG	255	18,102
Wacker Chemie AG	591	48,962
Wacker Neuson SE	1,493	33,852
Washtec AG	611	25,819
Westwing Group SE (A)	132	1,248
Wuestenrot & Wuerttembergische AG	1,566	22,613
Zalando SE (A)(D)	7,426	257,574
		5,352,544
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	66
Okeanis Eco Tankers Corp. (B)(D)	733	16,231
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (A)(C)	12,594	$0
		16,297
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	0
Hong Kong - 1.9%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
APAC Resources, Ltd.	20,467	2,814
Apollo Future Mobility Group, Ltd. (A)	2,800	184
Asia Financial Holdings, Ltd.	14,000	7,013
ASMPT, Ltd.	6,800	47,926
Associated International Hotels, Ltd.	28,000	17,809
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	0
Burwill Holdings, Ltd. (A)(C)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	17,010
Chen Hsong Holdings	10,000	1,935
Cheuk Nang Holdings, Ltd.	3,708	746
China Energy Development Holdings, Ltd. (A)	634,000	3,925
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	3,445
Chow Sang Sang Holdings International, Ltd.	22,000	19,971
Chuang's Consortium International, Ltd. (A)	30,948	1,440
CITIC Telecom International Holdings, Ltd.	59,000	17,298
C-Mer Medical Holdings, Ltd. (A)	18,000	3,638
Cowell e Holdings, Inc. (A)	8,000	29,656
Crystal International Group, Ltd. (D)	19,000	14,105
CSC Holdings, Ltd. (A)	885,000	2,729
CSI Properties, Ltd. (A)	122,533	2,803
CTF Services, Ltd.	53,000	48,990
Dah Sing Banking Group, Ltd.	18,000	19,845
Dah Sing Financial Holdings, Ltd.	6,520	24,412
DFI Retail Group Holdings, Ltd.	7,100	16,937
EC Healthcare	13,000	1,158
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor International Holdings, Ltd.	97,333	2,675
Esprit Holdings, Ltd. (A)	176,850	2,221
ESR Group, Ltd. (D)	11,400	17,911
Fairwood Holdings, Ltd.	3,500	2,515
Far East Consortium International, Ltd.	98,508	10,123
First Pacific Company, Ltd.	76,000	46,055
Giordano International, Ltd.	82,000	15,735
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	6,897
Great Eagle Holdings, Ltd.	10,516	18,152
G-Resources Group, Ltd.	33,580	17,839
Guotai Junan International Holdings, Ltd.	207,000	28,341
Hang Lung Group, Ltd.	31,000	45,647
Hang Lung Properties, Ltd.	32,696	27,972
Harbour Centre Development, Ltd. (A)	38,000	22,340
HKBN, Ltd.	36,000	23,970
HKR International, Ltd. (A)	51,920	5,673
Hong Kong Ferry Holdings Company, Ltd.	29,000	15,872
Hong Kong Technology Venture Company, Ltd. (A)	28,000	5,266
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	0
Hutchison Port Holdings Trust	161,400	27,086
Hutchison Telecommunications Hong Kong Holdings, Ltd. (B)	80,000	9,862
Hysan Development Company, Ltd.	25,000	40,509

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Johnson Electric Holdings, Ltd.	10,193	$20,569
K Wah International Holdings, Ltd.	80,000	18,641
Kerry Logistics Network, Ltd.	16,500	14,520
Kerry Properties, Ltd.	23,500	55,443
Kowloon Development Company, Ltd.	24,422	10,396
Lai Sun Development Company, Ltd. (A)	22,980	1,796
Langham Hospitality Investments, Ltd. (A)	22,500	1,375
Liu Chong Hing Investment, Ltd.	16,000	8,915
Luk Fook Holdings International, Ltd.	15,000	29,526
Man Wah Holdings, Ltd.	61,600	35,622
Mandarin Oriental International, Ltd.	8,000	13,956
MH Development, Ltd. (A)(C)	16,000	0
Midland Holdings, Ltd. (A)	34,734	4,562
Miramar Hotel & Investment	15,000	17,047
Modern Dental Group, Ltd.	20,000	9,772
New World Development Company, Ltd. (A)(B)	38,000	24,133
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	298
Nissin Foods Company, Ltd. (B)	22,000	17,338
Oriental Watch Holdings	18,000	8,187
Oshidori International Holdings, Ltd. (A)	204,000	12,387
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	138,000	30,759
Pacific Textiles Holdings, Ltd.	42,000	8,178
Paliburg Holdings, Ltd. (A)	46,000	2,808
PC Partner Group, Ltd.	12,000	14,454
PCCW, Ltd.	96,590	60,078
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	9,359
Pico Far East Holdings, Ltd.	60,000	15,044
Plover Bay Technologies, Ltd.	15,000	12,251
Public Financial Holdings, Ltd. (A)	24,000	4,058
Regal Hotels International Holdings, Ltd. (A)	36,000	8,046
Regina Miracle International Holdings, Ltd. (D)	17,000	3,927
Shangri-La Asia, Ltd.	46,000	26,675
Shun Tak Holdings, Ltd. (A)	80,250	6,179
Singamas Container Holdings, Ltd.	114,000	9,808
SJM Holdings, Ltd. (A)(B)	118,750	36,670
SmarTone Telecommunications Holdings, Ltd.	31,500	17,548
Solomon Systech International, Ltd. (A)	72,000	4,136
South China Holdings Company, Ltd. (A)	640,000	2,475
Stella International Holdings, Ltd.	20,000	44,479
Sun Hung Kai & Company, Ltd.	45,000	17,974
SUNeVision Holdings, Ltd.	31,000	27,570
Tao Heung Holdings, Ltd.	14,000	686
Television Broadcasts, Ltd. (A)(B)	19,100	7,602
Texhong International Group, Ltd.	11,000	5,298
Texwinca Holdings, Ltd.	60,000	5,405
The Bank of East Asia, Ltd.	34,831	52,127
The Hongkong & Shanghai Hotels, Ltd.	31,903	23,533
Theme International Holdings, Ltd.	130,000	6,449
Town Health International Medical Group, Ltd.	261,361	9,093
Tradelink Electronic Commerce, Ltd.	50,000	6,365
Transport International Holdings, Ltd.	12,312	13,563
United Laboratories International Holdings, Ltd.	34,000	63,985
Upbest Group, Ltd.	164,000	16,040
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd. (A)	40,000	$7,991
Vitasoy International Holdings, Ltd.	34,000	43,992
Vobile Group, Ltd. (A)(B)	73,000	38,700
VSTECS Holdings, Ltd.	17,200	14,776
VTech Holdings, Ltd.	6,900	50,604
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	335
Wing On Company International, Ltd.	4,000	6,010
Wing Tai Properties, Ltd.	70,000	13,499
Xinyi Glass Holdings, Ltd. (B)	47,101	46,597
Yue Yuen Industrial Holdings, Ltd.	30,000	48,199
Yunfeng Financial Group, Ltd. (A)	26,000	3,609
Zensun Enterprises, Ltd. (A)	21,000	248
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	1,570
		1,851,685
Ireland - 0.5%
C&C Group PLC	17,690	29,652
Cairn Homes PLC	30,473	62,874
COSMO Pharmaceuticals NV	420	26,543
Dalata Hotel Group PLC	6,155	34,615
FBD Holdings PLC	1,936	29,930
Glanbia PLC	6,256	68,938
Glenveagh Properties PLC (A)(D)	24,326	39,734
Grafton Group PLC, CHESS Depositary Interest	7,751	86,355
Greencore Group PLC	30,910	67,979
Irish Continental Group PLC	5,309	30,504
Permanent TSB Group Holdings PLC (A)	5,786	9,991
		487,115
Isle of Man - 0.1%
Playtech PLC (A)	11,001	99,013
Strix Group PLC (A)	6,042	3,719
		102,732
Israel - 1.2%
Adgar Investment and Development, Ltd. (A)	4,535	5,419
AFI Properties, Ltd. (A)	603	28,308
Africa Israel Residences, Ltd.	355	21,480
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	2,103	11,634
Alrov Properties and Lodgings, Ltd. (A)	399	19,389
Arad, Ltd.	787	10,711
Ashdod Refinery, Ltd. (A)	345	4,952
AudioCodes, Ltd.	1,269	11,954
Automatic Bank Services, Ltd.	1,109	7,395
Azorim-Investment Development & Construction Company, Ltd.	3,848	16,548
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	45,768
Blue Square Real Estate, Ltd.	215	17,065
Carasso Motors, Ltd.	2,020	15,625
Cellcom Israel, Ltd. (A)	4,807	29,461
Compugen, Ltd. (A)	4,373	6,599
Danel Adir Yeoshua, Ltd.	253	25,553
Delek Automotive Systems, Ltd. (A)	633	4,250
Delta Galil, Ltd.	495	23,552
Dor Alon Energy in Israel 1988, Ltd. (A)	420	12,741
Doral Group Renewable Energy Resources, Ltd. (A)	3,049	9,517
Duniec Brothers, Ltd. (A)	217	11,742
Electra Consumer Products 1970, Ltd.	445	11,711
Equital, Ltd. (A)	410	14,591
Formula Systems 1985, Ltd.	111	9,625

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Fox Wizel, Ltd.	228	$18,586
Gilat Satellite Networks, Ltd. (A)	1,452	9,236
Hamat Group, Ltd. (A)	1,230	4,405
IDI Insurance Company, Ltd.	440	18,502
IES Holdings, Ltd. (A)	120	7,066
Ilex Medical, Ltd.	211	3,527
Inrom Construction Industries, Ltd.	4,264	17,586
Isracard, Ltd.	6,691	29,763
Israel Discount Bank, Ltd., Class A	1	6
Israel Land Development Company, Ltd. (A)	789	6,523
Isras Investment Company, Ltd.	75	15,948
Issta, Ltd.	219	5,134
Kamada, Ltd.	1,616	10,698
Kerur Holdings, Ltd.	418	7,684
Kvutzat Acro, Ltd.	1,118	14,231
Lapidoth Capital, Ltd.	571	9,223
M Yochananof & Sons, Ltd.	155	9,852
Magic Software Enterprises, Ltd.	1,349	17,434
Malam - Team, Ltd. (A)	476	9,062
Maytronics, Ltd.	960	997
Mediterranean Towers, Ltd.	4,044	12,446
Mega Or Holdings, Ltd.	757	21,943
Meshulam Levinstein Contracting & Engineering, Ltd.	56	5,452
Mivtach Shamir Holdings, Ltd.	243	14,618
Nawi Group, Ltd.	1,396	17,791
Neto Malinda Trading, Ltd.	451	11,987
Nexxen International, Ltd. (A)	1,412	11,790
Novolog, Ltd.	20,186	8,642
Oil Refineries, Ltd.	28,946	6,886
One Software Technologies, Ltd.	1,700	31,512
OPC Energy, Ltd. (A)	1	8
OY Nofar Energy, Ltd. (A)	443	10,159
Palram Industries 1990, Ltd.	600	14,018
Partner Communications Company, Ltd.	5,179	35,344
Paz Retail and Energy, Ltd.	275	36,541
Perion Network, Ltd. (A)	689	5,611
Plasson Industries, Ltd.	241	12,200
Plus500, Ltd.	3,252	115,442
Prashkovsky Investments and Construction, Ltd.	318	7,388
Priortech, Ltd. (A)	217	8,582
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	32,226
Retailors, Ltd.	748	16,216
Sano-Brunos Enterprises, Ltd.	145	11,713
Scope Metals Group, Ltd. (A)	377	12,617
Summit Real Estate Holdings, Ltd.	1,022	14,811
Tadiran Group, Ltd.	86	4,406
Tamar Petroleum, Ltd. (D)	1,923	15,593
Tel Aviv Stock Exchange, Ltd.	3,160	37,252
Telsys, Ltd.	84	4,067
Tera Light, Ltd. (A)	32	78
Tiv Taam Holdings 1, Ltd.	3,848	7,133
		1,135,533
Italy - 4.1%
A2A SpA	61,455	148,110
ACEA SpA	1,344	27,701
Amplifon SpA	3,025	61,411
Aquafil SpA (A)	969	1,318
Arnoldo Mondadori Editore SpA	7,965	18,340
Ascopiave SpA	4,243	14,055
Avio SpA	877	16,396
Azimut Holding SpA	4,425	123,898
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca Generali SpA	2,463	$138,768
Banca IFIS SpA	633	14,736
Banca Monte dei Paschi di Siena SpA	46,234	367,710
Banca Popolare di Sondrio SpA	16,703	202,060
Banca Profilo SpA (B)	24,032	4,727
Banco di Desio e della Brianza SpA	2,610	22,498
BasicNet SpA	1,571	13,212
BFF Bank SpA (D)	6,472	53,569
BPER Banca SpA	39,552	310,472
Brembo NV	5,497	47,092
Brunello Cucinelli SpA	1,495	171,750
Buzzi SpA	841	40,469
Cairo Communication SpA	4,712	14,600
Carel Industries SpA (D)	660	12,068
Cembre SpA	370	18,514
Cementir Holding NV	2,219	32,067
CIR SpA-Compagnie Industriali (A)	42,681	25,390
Credito Emiliano SpA	3,091	42,094
Danieli & C Officine Meccaniche SpA	197	6,350
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	54,498
Enav SpA (D)	10,341	40,909
ERG SpA	344	6,534
Esprinet SpA (A)	2,412	12,849
Fila SpA	2,245	27,335
Fincantieri SpA (A)	3,166	35,353
Garofalo Health Care SpA (A)	1,776	9,719
Geox SpA (A)	8,390	3,647
Hera SpA	33,574	145,439
Illimity Bank SpA	1,273	4,798
IMMSI SpA	6,756	3,772
Intercos SpA	1,065	14,840
Iren SpA	30,720	78,341
Italgas SpA	19,026	136,421
Italmobiliare SpA	405	10,314
Iveco Group NV	7,049	115,871
Maire SpA	7,306	69,975
MARR SpA	998	10,529
MFE-MediaForEurope NV, Class A	6,924	25,169
MFE-MediaForEurope NV, Class B	3,783	18,967
Moltiply Group SpA	424	18,427
Nexi SpA (A)(D)	13,328	71,085
OVS SpA (D)	5,774	19,880
Pharmanutra SpA	268	14,415
Piaggio & C SpA	4,580	9,501
Pirelli & C. SpA (D)	12,309	73,269
RAI Way SpA (D)	5,678	35,661
Reply SpA	1,004	164,459
Sabaf SpA	338	5,404
Safilo Group SpA (A)	8,728	7,588
Saipem SpA	62,658	145,376
Salvatore Ferragamo SpA (B)	2,452	16,569
Sanlorenzo SpA	556	17,385
Sesa SpA	103	7,627
Sogefi SpA	3,551	7,009
SOL SpA	1,145	46,322
Tamburi Investment Partners SpA	4,666	37,164
Technogym SpA (D)	5,726	73,955
Telecom Italia SpA (A)	305,003	103,030
Telecom Italia SpA, Savings Shares (A)	67,931	26,483
Unipol Assicurazioni SpA	10,522	168,436
Webuild SpA	14,544	50,083
Wiit SpA	839	12,843
		3,906,626

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 23.3%
A&D HOLON Holdings Company, Ltd.	900	$11,185
Achilles Corp.	1,000	9,451
Adastria Company, Ltd.	620	11,830
ADEKA Corp.	3,600	65,007
Ad-sol Nissin Corp.	1,600	10,776
Advan Group Company, Ltd.	1,000	5,748
Aeon Delight Company, Ltd.	900	32,458
Aeon Fantasy Company, Ltd.	400	6,901
AEON Financial Service Company, Ltd.	4,300	38,273
Aeon Hokkaido Corp.	1,800	10,208
Ai Holdings Corp.	1,900	26,382
Aica Kogyo Company, Ltd.	1,800	39,627
Aichi Corp.	1,800	15,272
Aichi Steel Corp.	200	9,402
Aichi Tokei Denki Company, Ltd.	900	11,878
Aida Engineering, Ltd.	2,700	16,177
Aiful Corp.	8,600	20,040
Ain Holdings, Inc.	1,100	37,102
Aiphone Company, Ltd.	600	10,446
Airport Facilities Company, Ltd.	1,200	4,922
Airtrip Corp.	900	5,900
Aisan Industry Company, Ltd. (B)	800	11,287
Akatsuki, Inc.	400	8,388
Akebono Brake Industry Company, Ltd. (A)	9,400	6,761
Albis Company, Ltd.	500	9,297
Alconix Corp.	1,600	16,593
Alpen Company, Ltd.	1,100	17,529
Alps Alpine Company, Ltd.	7,000	71,624
Altech Corp.	1,100	19,033
Amano Corp.	2,200	58,797
Amuse, Inc.	400	4,342
Amvis Holdings, Inc.	300	920
Anest Iwata Corp.	1,800	13,805
AnGes, Inc. (A)	6,300	2,841
Anicom Holdings, Inc.	3,700	13,195
Anritsu Corp.	3,900	35,246
Anycolor, Inc.	1,400	30,266
AOKI Holdings, Inc.	1,700	14,818
Aoyama Trading Company, Ltd.	2,500	34,042
Aoyama Zaisan Networks Company, Ltd.	1,100	14,091
Arakawa Chemical Industries, Ltd.	1,400	10,323
Arata Corp.	1,400	29,394
ARCLANDS Corp.	1,770	19,588
Arcs Company, Ltd.	2,125	41,219
ARE Holdings, Inc.	3,600	47,720
Arealink Company, Ltd.	1,000	13,134
Argo Graphics, Inc.	1,000	34,811
Arisawa Manufacturing Company, Ltd.	600	5,571
Artience Company, Ltd.	1,100	22,775
As One Corp.	2,000	31,046
Asahi Company, Ltd.	800	7,844
Asahi Diamond Industrial Company, Ltd.	3,900	21,787
Asahi Yukizai Corp.	400	9,718
ASKA Pharmaceutical Holdings Company, Ltd.	800	12,320
ASKUL Corp.	2,000	20,386
Atsugi Company, Ltd. (A)	1,200	8,862
Aucnet, Inc.	2,200	18,016
Autobacs Seven Company, Ltd.	3,400	34,274
Avant Group Corp.	900	10,385
Avex, Inc.	2,800	24,038
Axial Retailing, Inc.	3,200	20,631
AZ-COM MARUWA Holdings, Inc.	3,100	25,625
Bando Chemical Industries, Ltd.	2,500	27,654
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bank of the Ryukyus, Ltd.	800	$6,201
Belc Company, Ltd.	500	22,738
Bell System24 Holdings, Inc.	1,300	10,967
Belluna Company, Ltd.	3,300	20,920
Bic Camera, Inc.	3,800	39,826
BML, Inc.	1,000	20,207
Bourbon Corp.	500	8,449
Br. Holdings Corp.	2,300	5,153
BrainPad, Inc.	900	6,245
Bunka Shutter Company, Ltd.	2,900	36,466
Business Brain Showa-Ota, Inc.	700	11,963
C Uyemura & Company, Ltd.	500	33,729
CAC Holdings Corp.	900	12,490
Canon Electronics, Inc.	900	15,005
Carenet, Inc.	1,200	5,576
Carlit Company, Ltd.	2,100	14,944
Cawachi, Ltd.	900	16,934
Celsys, Inc.	3,200	25,137
Central Automotive Products, Ltd.	1,500	16,941
Central Glass Company, Ltd.	800	17,368
Central Security Patrols Company, Ltd.	700	13,175
Central Sports Company, Ltd. (B)	600	9,559
Ceres, Inc.	600	9,596
Change Holdings, Inc. (B)	1,700	14,358
Charm Care Corp. KK	1,000	8,962
Chino Corp.	400	5,319
Chiyoda Company, Ltd.	800	5,852
Chiyoda Integre Company, Ltd.	800	15,602
Chofu Seisakusho Company, Ltd.	1,700	20,968
Chori Company, Ltd.	1,200	24,265
Chubu Shiryo Company, Ltd.	2,000	18,047
Chudenko Corp.	1,300	28,769
Chuetsu Pulp & Paper Company, Ltd.	500	4,752
Chugai Ro Company, Ltd.	500	12,411
Chugin Financial Group, Inc.	6,700	75,638
Chugoku Marine Paints, Ltd.	1,400	19,910
Citizen Watch Company, Ltd.	8,700	52,060
CKD Corp.	2,400	32,885
Cleanup Corp.	2,100	9,211
CMK Corp.	3,700	10,079
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	30,985
COLOPL, Inc.	3,200	10,382
Colowide Company, Ltd. (B)	3,200	36,661
Comture Corp.	1,000	11,104
Corona Corp.	300	1,849
Cosel Company, Ltd.	1,200	8,495
Cota Company, Ltd.	643	6,067
Create Restaurants Holdings, Inc. (B)	5,800	50,640
Create SD Holdings Company, Ltd.	1,100	21,363
Creek & River Company, Ltd.	800	8,993
Cresco, Ltd.	1,600	12,774
CTS Company, Ltd.	1,900	9,832
Curves Holdings Company, Ltd.	2,000	8,699
Cybozu, Inc.	900	16,925
Dai Nippon Toryo Company, Ltd.	1,200	9,383
Daicel Corp.	2,100	18,296
Dai-Dan Company, Ltd.	1,200	29,921
Daido Metal Company, Ltd.	1,900	6,303
Daido Steel Company, Ltd.	4,600	36,697
Daiei Kankyo Company, Ltd.	700	13,330
Daiho Corp.	4,000	18,906
Daiichi Jitsugyo Company, Ltd.	1,200	17,579
Daiichi Kensetsu Corp.	1,300	22,698
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	8,367

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichikosho Company, Ltd.	2,800	$32,275
Daiken Medical Company, Ltd.	400	1,311
Daiki Aluminium Industry Company, Ltd.	1,500	9,987
Daikoku Denki Company, Ltd. (B)	800	14,073
Daikokutenbussan Company, Ltd.	300	13,215
Daikyonishikawa Corp.	1,900	7,623
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,046
Daio Paper Corp.	4,200	23,090
Daiseki Company, Ltd.	1,360	34,085
Daishi Hokuetsu Financial Group, Inc.	2,200	46,886
Daishinku Corp.	1,600	6,073
Daito Pharmaceutical Company, Ltd.	770	11,260
Daitron Company, Ltd.	600	13,205
Daiwa Industries, Ltd.	2,000	22,848
Daiwabo Holdings Company, Ltd.	2,900	49,207
DCM Holdings Company, Ltd.	5,100	47,423
Denka Company, Ltd.	3,400	48,613
Densan System Holdings Company, Ltd.	700	12,149
Denyo Company, Ltd.	900	14,758
Dexerials Corp.	2,700	33,445
DIC Corp.	2,700	55,030
Digital Arts, Inc.	700	31,458
Digital Hearts Holdings Company, Ltd.	900	5,909
Digital Holdings, Inc.	600	5,896
Dip Corp.	1,400	20,990
DKK Company, Ltd.	1,000	11,923
DKS Company, Ltd.	400	7,386
Doshisha Company, Ltd.	1,700	24,847
Doutor Nichires Holdings Company, Ltd.	1,000	16,223
Dowa Holdings Company, Ltd.	2,100	65,226
DTS Corp.	1,800	48,202
Duskin Company, Ltd.	1,600	38,864
DyDo Group Holdings, Inc.	600	11,460
Eagle Industry Company, Ltd.	1,300	17,115
Ebara Jitsugyo Company, Ltd.	800	19,874
Ebase Company, Ltd.	1,200	4,373
EDION Corp.	2,700	33,827
EF-ON, Inc.	1,500	3,483
eGuarantee, Inc.	2,000	23,471
E-Guardian, Inc.	284	3,785
Eizo Corp.	1,600	22,283
Elan Corp.	700	3,383
Elecom Company, Ltd.	1,600	17,693
EM Systems Company, Ltd.	1,400	7,443
en-japan, Inc.	800	8,800
Enplas Corp.	300	8,811
eRex Company, Ltd.	1,900	10,273
ES-Con Japan, Ltd.	1,500	10,225
ESPEC Corp.	800	12,780
Exedy Corp.	700	20,559
EXEO Group, Inc.	6,400	72,092
Ezaki Glico Company, Ltd.	2,000	61,577
FCC Company, Ltd.	1,100	22,985
FDK Corp. (A)	300	790
Feed One Company, Ltd.	1,600	9,352
Ferrotec Holdings Corp.	2,000	36,042
FIDEA Holdings Company, Ltd.	2,140	21,870
Financial Partners Group Company, Ltd.	1,100	17,026
Fixstars Corp.	2,000	21,888
Food & Life Companies, Ltd.	2,900	86,689
FP Corp.	1,100	20,725
France Bed Holdings Company, Ltd.	2,200	19,252
Fudo Tetra Corp.	1,080	16,122
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Company, Ltd.	800	$11,611
Fuji Corp. (Aichi)	2,600	36,627
Fuji Corp., Ltd.	1,300	6,038
Fuji Kyuko Company, Ltd.	800	12,023
Fuji Oil Company, Ltd.	4,400	8,987
Fuji Oil Holdings, Inc.	1,400	28,682
Fuji Pharma Company, Ltd.	1,400	12,618
Fuji Seal International, Inc.	2,100	36,826
Fujibo Holdings, Inc.	700	23,128
Fujicco Company, Ltd.	1,500	16,027
Fujikura Kasei Company, Ltd.	2,000	6,858
Fujimi, Inc.	2,400	30,478
Fujisash Company, Ltd.	490	2,187
Fujita Kanko, Inc. (A)	200	13,044
Fujiya Company, Ltd.	500	7,991
Fukuda Corp.	200	6,985
Fukuda Denshi Company, Ltd.	700	29,927
Fukui Computer Holdings, Inc.	300	6,841
Fukushima Galilei Company, Ltd.	1,000	18,440
Fukuyama Transporting Company, Ltd.	1,000	24,217
FULLCAST Holdings Company, Ltd.	1,000	10,553
Funai Soken Holdings, Inc.	1,800	27,776
Furukawa Company, Ltd.	1,900	26,757
Furuno Electric Company, Ltd.	800	13,844
Furuya Metal Company, Ltd.	900	16,153
Furyu Corp.	1,300	8,415
Fuso Chemical Company, Ltd.	1,000	23,123
Fuso Pharmaceutical Industries, Ltd.	500	8,195
Futaba Corp.	1,600	5,745
Futaba Industrial Company, Ltd.	3,400	17,805
Future Corp.	2,400	27,858
Fuyo General Lease Company, Ltd.	1,200	30,996
G-7 Holdings, Inc.	2,000	17,742
Gakken Holdings Company, Ltd.	1,600	10,572
Gecoss Corp.	400	2,786
Genky DrugStores Company, Ltd.	1,200	22,710
Geo Holdings Corp.	1,900	23,186
GLOBERIDE, Inc.	1,200	15,431
Glory, Ltd.	2,100	36,999
GMO Financial Gate, Inc.	400	14,276
GMO Financial Holdings, Inc.	1,600	8,232
GMO GlobalSign Holdings KK	500	7,497
GMO internet group, Inc.	2,800	57,617
GNI Group, Ltd. (A)	1,100	15,496
Goldcrest Company, Ltd.	990	20,556
Goldwin, Inc.	400	22,086
Gremz, Inc.	800	12,632
GS Yuasa Corp.	3,000	48,068
G-Tekt Corp.	1,200	14,048
Gun-Ei Chemical Industry Company, Ltd.	400	7,999
GungHo Online Entertainment, Inc.	2,000	39,109
Gunze, Ltd.	1,600	28,184
H.U. Group Holdings, Inc.	1,600	29,365
H2O Retailing Corp.	2,600	39,487
Hagihara Industries, Inc.	800	8,334
Hagiwara Electric Holdings Company, Ltd.	500	11,069
Hakudo Company, Ltd.	600	8,895
Halows Company, Ltd.	600	17,098
Hamakyorex Company, Ltd.	2,800	24,101
Hanwa Company, Ltd.	1,500	49,159
Happinet Corp.	1,000	34,470
Hazama Ando Corp.	5,490	50,162
Heiwa Corp.	1,500	23,528

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Heiwa Real Estate Company, Ltd.	300	$9,441
Heiwado Company, Ltd.	500	8,483
Hennge KK (A)	1,000	9,649
Hibiya Engineering, Ltd.	1,500	31,431
Hiday Hidaka Corp.	600	11,062
HI-LEX Corp.	600	6,352
Hino Motors, Ltd. (A)	10,400	29,350
Hioki EE Corp.	500	23,564
Hirano Tecseed Company, Ltd.	1,100	12,050
Hirogin Holdings, Inc.	10,600	86,669
Hiroshima Gas Company, Ltd.	4,900	11,200
Hisaka Works, Ltd.	2,000	13,272
Hisamitsu Pharmaceutical Company, Inc.	500	13,548
Hochiki Corp.	600	10,155
Hokkaido Electric Power Company, Inc. (B)	5,900	30,039
Hokkaido Gas Company, Ltd.	3,000	10,160
Hokkan Holdings, Ltd.	1,000	11,107
Hokko Chemical Industry Company, Ltd.	700	6,047
Hokkoku Financial Holdings, Inc.	900	35,657
Hokuetsu Corp. (B)	4,900	40,231
Hokuetsu Industries Company, Ltd.	1,200	15,333
Hokuhoku Financial Group, Inc.	4,900	84,996
Hokuriku Electric Power Company	7,400	41,173
Hokuto Corp.	1,600	19,950
H-One Company, Ltd.	1,000	7,643
Honeys Holdings Company, Ltd.	1,350	14,871
Hoosiers Holdings Company, Ltd.	3,400	24,977
Hosiden Corp.	1,700	22,675
Hosokawa Micron Corp.	600	16,382
HS Holdings Company, Ltd.	1,000	5,794
IBJ, Inc.	1,800	7,729
Ichigo, Inc.	4,500	11,641
Ichikoh Industries, Ltd.	2,300	6,496
Ichinen Holdings Company, Ltd.	1,900	21,312
Ichiyoshi Securities Company, Ltd.	2,800	14,185
Icom, Inc.	500	9,215
IDEC Corp.	1,600	26,164
IDOM, Inc.	1,300	10,459
Iino Kaiun Kaisha, Ltd.	2,900	19,378
I'll, Inc.	1,100	15,776
Imasen Electric Industrial	500	2,108
Imuraya Group Company, Ltd.	300	4,809
Inaba Denki Sangyo Company, Ltd.	2,100	53,515
Inaba Seisakusho Company, Ltd.	200	2,248
Inabata & Company, Ltd.	2,000	42,409
Ines Corp.	900	9,977
i-Net Corp. (B)	900	11,345
INFRONEER Holdings, Inc.	4,200	33,928
Insource Company, Ltd.	300	1,626
Intage Holdings, Inc.	468	5,259
Inui Global Logistics Company, Ltd. (B)	1,600	14,450
IR Japan Holdings, Ltd.	400	1,898
Iriso Electronics Company, Ltd.	1,000	17,419
Iseki & Company, Ltd.	1,200	8,699
Ishihara Sangyo Kaisha, Ltd.	2,100	25,157
ITFOR, Inc.	1,000	9,963
ITmedia, Inc.	900	8,961
Ito En, Ltd.	1,900	40,517
Itochu Enex Company, Ltd.	2,700	28,948
Itochu-Shokuhin Company, Ltd.	300	15,153
Itoham Yonekyu Holdings, Inc.	1,100	30,742
Itoki Corp.	2,100	23,106
IwaiCosmo Holdings, Inc.	900	14,513
Iwatani Corp.	900	9,033
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Izumi Company, Ltd.	1,400	$29,576
J Trust Company, Ltd.	6,286	18,425
JAC Recruitment Company, Ltd.	4,800	25,944
Jaccs Company, Ltd.	900	23,634
Jade Group, Inc. (A)	400	3,382
JAFCO Group Company, Ltd.	1,200	16,704
JANOME Corp.	1,200	8,358
Japan Aviation Electronics Industry, Ltd.	2,300	40,310
Japan Cash Machine Company, Ltd.	700	4,759
Japan Communications, Inc. (A)	15,200	14,468
Japan Elevator Service Holdings Company, Ltd.	2,000	36,781
Japan Investment Adviser Company, Ltd.	2,000	24,708
Japan Lifeline Company, Ltd.	3,000	30,649
Japan Material Company, Ltd.	2,900	23,789
Japan Medical Dynamic Marketing, Inc.	900	3,436
Japan Petroleum Exploration Company, Ltd.	6,500	50,630
Japan Property Management Center Company, Ltd.	800	6,365
Japan Pulp & Paper Company, Ltd.	6,000	24,212
Japan Securities Finance Company, Ltd.	3,300	39,653
Japan Transcity Corp.	3,100	18,528
Japan Wool Textile Company, Ltd.	1,500	15,589
JBCC Holdings, Inc.	2,400	17,716
JCU Corp.	800	17,367
Jeol, Ltd.	1,500	46,477
JGC Holdings Corp.	5,700	44,943
JINS Holdings, Inc.	300	13,925
JINUSHI Company, Ltd.	1,100	15,379
JM Holdings Company, Ltd.	600	9,463
JMS Company, Ltd.	500	1,543
J-Oil Mills, Inc.	1,200	16,261
Joshin Denki Company, Ltd.	1,100	15,705
Joyful Honda Company, Ltd.	1,900	25,436
JSB Company, Ltd.	800	17,517
JSP Corp.	800	11,007
JTEKT Corp.	5,200	39,381
Juki Corp. (A)	1,400	3,812
Juroku Financial Group, Inc.	1,300	42,324
Justsystems Corp.	1,500	33,860
JVCKenwood Corp.	6,770	57,082
K&O Energy Group, Inc.	800	16,031
Kaga Electronics Company, Ltd.	1,200	21,634
Kagome Company, Ltd.	2,300	45,103
Kaken Pharmaceutical Company, Ltd.	1,200	35,978
Kakiyasu Honten Company, Ltd.	500	10,224
Kamakura Shinsho, Ltd.	1,200	3,894
Kameda Seika Company, Ltd.	700	18,252
Kamei Corp.	2,000	26,516
Kanaden Corp.	1,100	10,868
Kanadevia Corp.	5,500	33,876
Kanagawa Chuo Kotsu Company, Ltd.	700	17,291
Kanamic Network Company, Ltd.	600	1,722
Kanamoto Company, Ltd.	600	13,028
Kaneka Corp.	1,400	35,749
Kanematsu Corp.	3,500	59,118
Kanto Denka Kogyo Company, Ltd. (B)	2,000	11,695
Katitas Company, Ltd.	1,800	23,847
Kato Sangyo Company, Ltd.	1,100	36,293
Kato Works Company, Ltd.	400	3,327
Kawada Technologies, Inc.	600	11,718
KeePer Technical Laboratory Company, Ltd. (B)	500	12,640
Keihan Holdings Company, Ltd.	2,200	47,890

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keihanshin Building Company, Ltd.	2,000	$18,237
Keikyu Corp.	3,000	30,273
Kenko Mayonnaise Company, Ltd.	900	11,212
KH Neochem Company, Ltd.	1,500	25,310
Kimoto Company, Ltd.	3,000	5,746
King Jim Company, Ltd.	1,400	8,045
Kissei Pharmaceutical Company, Ltd.	1,100	28,396
Ki-Star Real Estate Company, Ltd.	600	18,237
Kitz Corp.	1,500	11,688
Koa Corp.	1,700	10,680
Koatsu Gas Kogyo Company, Ltd.	3,000	17,914
Kobe Electric Railway Company, Ltd. (B)	300	4,773
Kohnan Shoji Company, Ltd.	1,200	30,055
Kokuyo Company, Ltd.	2,900	55,447
Komatsu Matere Company, Ltd.	1,700	8,950
KOMEDA Holdings Company, Ltd.	2,000	38,328
Komeri Company, Ltd.	1,500	29,684
Komori Corp.	2,300	18,892
Kondotec, Inc.	1,300	12,422
Konica Minolta, Inc. (A)	14,200	47,992
Konishi Company, Ltd.	3,100	24,399
Konoike Transport Company, Ltd.	1,700	30,598
Koshidaka Holdings Company, Ltd.	1,500	10,642
Kotobuki Spirits Company, Ltd.	2,500	40,690
Krosaki Harima Corp.	500	8,631
KRS Corp.	1,100	13,070
K's Holdings Corp.	5,700	51,860
Kumagai Gumi Company, Ltd.	1,300	35,094
Kumiai Chemical Industry Company, Ltd.	3,400	18,854
Kura Sushi, Inc.	1,100	23,220
Kurabo Industries, Ltd.	300	11,993
Kureha Corp.	1,500	27,648
Kurimoto, Ltd.	200	6,110
Kusuri no Aoki Holdings Company, Ltd.	2,100	47,525
KYB Corp.	2,000	39,424
Kyodo Printing Company, Ltd.	2,000	13,837
Kyoei Steel, Ltd.	300	3,790
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	14,309
Kyokuto Securities Company, Ltd.	2,300	22,511
Kyokuyo Company, Ltd.	700	19,409
Kyorin Pharmaceutical Company, Ltd.	1,900	19,123
Kyoritsu Maintenance Company, Ltd.	2,800	58,475
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,574
Kyushu Financial Group, Inc.	6,300	31,363
LA Holdings Company, Ltd.	200	9,234
Lacto Japan Company, Ltd.	800	15,777
LEC, Inc.	1,600	12,750
Leopalace21 Corp.	6,400	25,059
Life Corp.	1,600	20,683
Lifedrink Company, Inc.	1,600	16,198
LIFULL Company, Ltd.	3,800	3,932
Link And Motivation, Inc.	2,300	8,077
Lintec Corp.	1,900	35,210
Litalico, Inc.	1,300	9,698
M&A Capital Partners Company, Ltd.	1,000	18,739
Mabuchi Motor Company, Ltd.	3,200	49,016
Macnica Holdings, Inc.	4,400	56,955
Maeda Kosen Company, Ltd.	2,200	28,070
Maezawa Kasei Industries Company, Ltd.	1,100	13,552
Maezawa Kyuso Industries Company, Ltd.	1,800	15,517
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Makino Milling Machine Company, Ltd.	800	$62,778
Management Solutions Company, Ltd.	1,300	15,515
Mandom Corp.	1,600	14,108
Mani, Inc.	3,500	30,681
MarkLines Company, Ltd.	400	6,641
Mars Group Holdings Corp.	700	14,793
Marubun Corp.	200	1,331
Marudai Food Company, Ltd.	1,600	18,188
Maruha Nichiro Corp.	1,400	30,519
Maruichi Steel Tube, Ltd.	2,700	60,133
MARUKA FURUSATO Corp.	700	11,143
Maruzen Company, Ltd.	800	17,085
Maruzen Showa Unyu Company, Ltd.	800	32,193
Marvelous, Inc.	1,400	4,403
Matsuda Sangyo Company, Ltd.	500	11,640
Matsui Securities Company, Ltd.	4,900	25,015
Matsuyafoods Holdings Company, Ltd.	200	7,947
Max Company, Ltd.	700	19,896
Maxell, Ltd.	2,200	26,913
Maxvalu Tokai Company, Ltd.	1,100	22,089
MCJ Company, Ltd.	3,200	29,106
MEC Company, Ltd.	700	10,848
Media Do Company, Ltd.	600	6,675
Medical Data Vision Company, Ltd.	1,700	4,607
Medikit Company, Ltd.	500	8,684
Medley, Inc. (A)	800	16,200
MedPeer, Inc.	600	1,811
Megachips Corp.	400	11,797
Megmilk Snow Brand Company, Ltd.	1,400	23,955
Meidensha Corp.	800	23,334
Meiko Electronics Company, Ltd.	600	27,771
Meisei Industrial Company, Ltd.	3,000	26,130
MEITEC Group Holdings, Inc.	2,000	39,044
Meito Sangyo Company, Ltd.	900	12,020
Melco Holdings, Inc.	500	7,428
Menicon Company, Ltd.	2,500	20,903
METAWATER Company, Ltd.	1,600	20,591
Micronics Japan Company, Ltd.	800	19,042
Midac Holdings Company, Ltd.	500	6,944
Mie Kotsu Group Holdings, Inc.	3,700	12,457
Milbon Company, Ltd.	912	18,207
Ministop Company, Ltd.	1,100	13,368
MIRAIT ONE Corp.	4,240	61,858
Mirarth Holdings, Inc.	6,300	21,321
Miroku Jyoho Service Company, Ltd.	700	8,692
Mitani Corp.	2,000	26,563
Mitani Sekisan Company, Ltd.	600	25,902
Mito Securities Company, Ltd.	6,300	22,444
Mitsuba Corp.	2,300	12,700
Mitsubishi Logisnext Company, Ltd.	1,000	14,313
Mitsubishi Logistics Corp.	2,800	18,186
Mitsubishi Materials Corp.	3,900	63,981
Mitsubishi Paper Mills, Ltd.	2,600	11,423
Mitsubishi Pencil Company, Ltd.	1,500	25,448
Mitsubishi Research Institute, Inc.	500	15,738
Mitsubishi Shokuhin Company, Ltd.	600	19,714
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	10,974
Mitsui DM Sugar Holdings Company, Ltd.	1,000	22,568
Mitsui E&S Company, Ltd. (B)	4,600	51,264
Mitsui High-Tec, Inc.	2,500	11,663
Mitsui Matsushima Holdings Company, Ltd.	300	8,009

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Mining & Smelting Company, Ltd.	2,200	$64,446
Mitsui-Soko Holdings Company, Ltd.	900	47,923
Mitsuuroko Group Holdings Company, Ltd.	3,200	38,457
Mixi, Inc.	1,800	39,886
Mizuho Leasing Company, Ltd.	4,000	27,939
Mizuno Corp.	1,200	20,865
Mochida Pharmaceutical Company, Ltd.	900	19,181
Modec, Inc.	1,800	49,969
Morinaga & Company, Ltd.	3,000	50,162
Morinaga Milk Industry Company, Ltd.	3,000	62,339
Morita Holdings Corp.	2,200	30,687
Morozoff, Ltd.	1,500	17,251
MOS Food Services, Inc.	1,000	24,453
MrMax Holdings, Ltd.	1,700	7,529
m-up Holdings, Inc.	2,000	23,546
Musashi Seimitsu Industry Company, Ltd.	2,600	43,546
Nabtesco Corp.	3,300	51,282
Nachi-Fujikoshi Corp.	600	13,769
Nafco Company, Ltd.	1,100	13,181
Nagano Keiki Company, Ltd.	800	10,302
Nagase & Company, Ltd.	3,000	53,371
Nagoya Railroad Company, Ltd.	6,500	75,713
Nakamuraya Company, Ltd.	300	6,270
Nakanishi, Inc.	2,600	37,381
Nakayama Steel Works, Ltd.	1,100	5,459
Namura Shipbuilding Company, Ltd.	1,152	17,877
Nankai Electric Railway Company, Ltd.	3,000	49,145
Natori Company, Ltd.	700	9,636
NEC Capital Solutions, Ltd.	800	20,280
Neturen Company, Ltd.	2,300	14,895
Nextage Company, Ltd.	1,900	19,257
NHK Spring Company, Ltd.	2,400	25,977
Nice Corp.	600	6,355
Nichias Corp.	2,300	71,364
Nichiban Company, Ltd.	700	9,401
Nichicon Corp.	600	4,920
Nichiden Corp.	600	11,629
Nichiha Corp.	1,200	23,904
Nichireki Group Company, Ltd.	1,200	17,541
Nichirin Company, Ltd.	1,040	24,967
Nihon Chouzai Company, Ltd.	800	7,991
Nihon Dempa Kogyo Company, Ltd.	2,500	13,923
Nihon Flush Company, Ltd.	1,000	5,362
Nihon House Holdings Company, Ltd.	1,000	2,331
Nihon Kagaku Sangyo Company, Ltd.	1,000	10,341
Nihon M&A Center Holdings, Inc.	9,700	37,596
Nihon Nohyaku Company, Ltd.	4,000	19,873
Nihon Parkerizing Company, Ltd.	3,900	31,005
Nihon Tokushu Toryo Company, Ltd.	1,000	9,849
Nikkiso Company, Ltd.	2,100	17,988
Nikkon Holdings Company, Ltd. (B)	4,400	79,095
Nippn Corp.	1,600	23,177
Nippon Air Conditioning Services Company, Ltd.	1,600	10,667
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,722
Nippon Carbon Company, Ltd.	500	13,955
Nippon Chemical Industrial Company, Ltd.	700	10,471
Nippon Chemi-Con Corp. (A)	1,100	6,694
Nippon Coke & Engineering Company, Ltd. (A)(B)	18,000	10,385
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Concrete Industries Company, Ltd.	2,600	$5,959
Nippon Denko Company, Ltd.	6,530	12,268
Nippon Densetsu Kogyo Company, Ltd.	2,100	29,535
Nippon Electric Glass Company, Ltd.	2,200	51,344
Nippon Gas Company, Ltd.	4,300	64,143
Nippon Hume Corp.	2,000	26,884
Nippon Kayaku Company, Ltd.	5,300	50,041
Nippon Kodoshi Corp.	800	9,322
Nippon Light Metal Holdings Company, Ltd.	2,820	28,724
Nippon Paper Industries Company, Ltd.	4,600	30,916
Nippon Parking Development Company, Ltd.	8,400	13,395
Nippon Rietec Company, Ltd.	300	2,996
Nippon Seiki Company, Ltd.	3,000	23,356
Nippon Sharyo, Ltd.	600	8,176
Nippon Sheet Glass Company, Ltd. (A)	4,100	10,890
Nippon Shinyaku Company, Ltd.	1,800	45,922
Nippon Shokubai Company, Ltd.	3,200	37,272
Nippon Signal Company, Ltd.	3,000	17,966
Nippon Soda Company, Ltd.	1,200	23,317
Nippon Thompson Company, Ltd.	4,700	15,321
Nippon Yakin Kogyo Company, Ltd.	300	8,389
Nipro Corp.	6,700	60,820
Nishikawa Rubber Company, Ltd.	1,600	26,155
Nishimatsu Construction Company, Ltd.	1,500	48,320
Nishimatsuya Chain Company, Ltd.	2,700	36,003
Nishi-Nippon Financial Holdings, Inc.	3,900	55,118
Nishi-Nippon Railroad Company, Ltd.	2,400	34,483
Nishio Holdings Company, Ltd.	800	22,466
Nissan Shatai Company, Ltd.	3,400	23,560
Nissei ASB Machine Company, Ltd.	500	16,682
Nissei Plastic Industrial Company, Ltd.	1,600	8,997
Nissha Company, Ltd.	2,300	21,065
Nisshinbo Holdings, Inc.	4,768	29,130
Nissin Corp.	900	28,648
Nisso Holdings Company, Ltd.	2,400	12,073
Nissui Corp.	9,200	55,465
Nitta Corp.	800	20,068
Nittetsu Mining Company, Ltd.	600	26,476
Nitto Kogyo Corp.	600	12,487
Nitto Kohki Company, Ltd.	1,000	12,314
Nitto Seiko Company, Ltd.	1,700	6,688
Noevir Holdings Company, Ltd.	800	22,867
Nojima Corp.	3,200	54,121
NOK Corp.	900	13,245
Noritake Company, Ltd.	500	11,768
Noritsu Koki Company, Ltd.	1,000	31,676
Noritz Corp.	2,100	24,739
North Pacific Bank, Ltd.	12,900	45,124
NPR-RIKEN Corp.	1,200	20,106
NS Tool Company, Ltd.	800	3,991
NS United Kaiun Kaisha, Ltd.	100	2,687
NSD Company, Ltd.	2,200	49,282
NSK, Ltd.	3,200	13,692
NTN Corp.	18,400	29,998
Obara Group, Inc.	600	13,151
Ohsho Food Service Corp.	600	12,897
Oiles Corp.	1,380	20,856
Okabe Company, Ltd.	2,600	14,885
Okamoto Industries, Inc.	600	20,302
Okamura Corp.	2,000	26,371
Okasan Securities Group, Inc.	7,000	31,235
Oki Electric Industry Company, Ltd.	4,700	31,047

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okinawa Cellular Telephone Company	800	$22,818
Okinawa Financial Group, Inc.	1,140	19,692
OKUMA Corp.	2,200	50,612
Okumura Corp.	1,200	34,110
Okuwa Company, Ltd.	1,000	5,760
Onoken Company, Ltd.	1,500	15,207
Onward Holdings Company, Ltd.	2,400	8,703
Open Up Group, Inc.	1,200	15,184
Optex Group Company, Ltd.	1,900	22,190
Optim Corp. (A)	700	3,061
Optorun Company, Ltd.	1,100	11,287
Organo Corp.	500	21,515
Orient Corp.	3,180	16,880
Oriental Shiraishi Corp.	7,600	18,615
Origin Company, Ltd.	600	4,476
Oro Company, Ltd.	700	12,163
Osaka Organic Chemical Industry, Ltd.	800	13,166
Osaka Steel Company, Ltd.	700	13,381
Osaki Electric Company, Ltd.	3,000	16,203
OSG Corp.	3,900	42,621
Oyo Corp.	1,300	24,139
Pacific Industrial Company, Ltd.	700	6,478
Pacific Metals Company, Ltd.	1,100	12,614
PAL GROUP Holdings Company, Ltd.	1,400	28,371
PALTAC Corp.	1,200	31,969
Paramount Bed Holdings Company, Ltd.	1,600	26,617
Park24 Company, Ltd.	4,200	58,002
Pasona Group, Inc.	1,300	18,782
Penta-Ocean Construction Company, Ltd.	9,900	47,219
PeptiDream, Inc. (A)	3,600	52,689
PIA Corp. (A)	500	8,838
Pickles Holdings Company, Ltd.	800	5,173
Pigeon Corp.	5,500	67,586
PILLAR Corp.	500	11,203
Pilot Corp.	1,200	33,299
Piolax, Inc.	1,200	19,180
PKSHA Technology, Inc. (A)	500	9,929
Plus Alpha Consulting Company, Ltd.	2,000	18,555
Pole To Win Holdings, Inc.	2,000	5,246
Premium Group Company, Ltd.	900	12,585
Premium Water Holdings, Inc.	400	7,606
Press Kogyo Company, Ltd.	2,500	9,370
Prestige International, Inc.	5,000	22,139
Prima Meat Packers, Ltd.	1,500	22,264
Procrea Holdings, Inc.	2,344	26,687
Pronexus, Inc.	600	5,023
Proto Corp.	1,800	25,209
PS Construction Company, Ltd.	800	7,880
Punch Industry Company, Ltd.	1,300	3,536
QB Net Holdings Company, Ltd.	1,800	12,436
Qol Holdings Company, Ltd.	1,400	16,990
Quick Company, Ltd.	800	10,245
Raccoon Holdings, Inc.	800	5,143
Raito Kogyo Company, Ltd.	1,300	21,510
Raiznext Corp.	2,000	20,279
Raksul, Inc. (A)	1,200	8,142
Rakus Company, Ltd.	1,200	16,178
Rasa Industries, Ltd.	600	11,210
Relo Group, Inc.	2,800	34,849
Rengo Company, Ltd.	8,600	45,645
RENOVA, Inc. (A)	1,400	5,940
Resorttrust, Inc.	4,800	46,867
Restar Corp.	1,600	24,574
Retail Partners Company, Ltd.	300	2,712
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rheon Automatic Machinery Company, Ltd.	1,500	$12,692
Ricoh Leasing Company, Ltd.	800	29,411
Riken Keiki Company, Ltd.	700	12,079
Riken Technos Corp.	3,000	21,013
Riken Vitamin Company, Ltd.	1,400	22,631
Rion Company, Ltd.	500	8,303
Riso Kyoiku Company, Ltd.	3,400	5,992
Rock Field Company, Ltd. (B)	1,000	10,599
Rokko Butter Company, Ltd.	600	4,897
Roland Corp.	700	17,650
Rorze Corp.	2,500	23,876
Round One Corp.	5,500	36,170
Royal Holdings Company, Ltd.	600	10,236
Ryobi, Ltd.	1,400	21,030
Ryoden Corp.	800	13,479
Ryoyo Ryosan Holdings, Inc.	500	8,186
S Foods, Inc.	900	14,948
S&B Foods, Inc.	1,200	21,398
Sac's Bar Holdings, Inc.	600	3,416
Saibu Gas Holdings Company, Ltd.	1,500	17,135
Saint-Care Holding Corp.	1,900	9,438
Saizeriya Company, Ltd.	800	22,965
Sakai Chemical Industry Company, Ltd.	100	1,820
Sakai Moving Service Company, Ltd.	1,000	16,705
Sakata INX Corp.	1,200	15,448
Sakata Seed Corp.	500	11,261
Sala Corp.	3,000	17,351
San-A Company, Ltd.	1,400	29,433
San-Ai Obbli Company, Ltd.	2,700	31,128
Sangetsu Corp.	2,100	40,746
Sanken Electric Company, Ltd. (A)	900	41,092
Sanki Engineering Company, Ltd.	2,000	45,308
Sankyo Frontier Company, Ltd.	600	8,039
Sankyo Seiko Company, Ltd.	3,200	13,195
Sankyo Tateyama, Inc.	2,500	10,198
Sankyu, Inc.	1,400	57,535
Sanoh Industrial Company, Ltd.	1,900	8,440
Sanshin Electronics Company, Ltd.	700	9,604
Sanyo Chemical Industries, Ltd.	600	15,639
Sanyo Denki Company, Ltd.	400	25,156
Sanyo Electric Railway Company, Ltd.	1,600	21,366
Sanyo Shokai, Ltd.	700	12,842
Sanyo Trading Company, Ltd.	1,200	11,843
Sato Holdings Corp.	1,700	24,064
Sawai Group Holdings Company, Ltd.	5,400	71,896
SBI ARUHI Corp.	500	2,834
SBI Global Asset Management Company, Ltd.	1,300	5,876
SBS Holdings, Inc.	900	17,046
Scroll Corp.	2,300	15,550
Seika Corp.	500	14,523
Seikagaku Corp.	1,700	8,403
Seikitokyu Kogyo Company, Ltd. (B)	1,600	16,222
Seiko Group Corp.	1,400	38,970
Seino Holdings Company, Ltd.	1,400	21,591
Seiren Company, Ltd.	1,900	31,166
Sekisui Jushi Corp.	1,600	20,496
Sekisui Kasei Company, Ltd.	2,500	5,965
Senko Group Holdings Company, Ltd.	4,700	47,366
Senshu Electric Company, Ltd.	600	17,418
Senshu Ikeda Holdings, Inc.	8,000	23,491
Senshukai Company, Ltd. (A)	3,300	5,987
Seria Company, Ltd.	2,100	34,855
Seven Bank, Ltd.	20,300	38,110

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shibaura Electronics Company, Ltd.	1,000	$29,554
Shibaura Machine Company, Ltd.	600	14,471
Shibaura Mechatronics Corp.	300	14,358
Shibusawa Logistics Corp.	1,000	21,716
Shibuya Corp.	800	17,238
SHIFT, Inc. (A)	4,500	34,986
Shikibo, Ltd.	1,100	7,348
Shikoku Electric Power Company, Inc.	5,200	40,218
Shikoku Kasei Holdings Corp.	1,700	20,985
Shima Seiki Manufacturing, Ltd.	1,200	7,310
Shimadaya Corp.	500	5,577
Shin Nippon Biomedical Laboratories, Ltd.	1,000	9,664
Shinagawa Refractories Company, Ltd.	2,100	23,935
Shindengen Electric Manufacturing Company, Ltd.	500	6,800
Shin-Etsu Polymer Company, Ltd.	1,900	19,148
Shinko Shoji Company, Ltd.	1,900	11,461
Shinmaywa Industries, Ltd.	2,400	22,688
Shinnihon Corp.	600	6,315
Shinwa Company, Ltd.	700	13,576
Ship Healthcare Holdings, Inc.	2,600	34,798
Shizuoka Gas Company, Ltd.	2,500	18,829
SHO-BOND Holdings Company, Ltd.	1,000	31,964
Shoei Company, Ltd.	1,600	18,209
Showa Sangyo Company, Ltd.	1,000	18,941
SIGMAXYZ Holdings, Inc.	3,600	22,779
Siix Corp.	1,600	11,687
Sinanen Holdings Company, Ltd.	800	31,996
Sinfonia Technology Company, Ltd.	700	28,313
Sinko Industries, Ltd.	1,900	15,365
Sintokogio, Ltd.	1,900	10,614
SKY Perfect JSAT Holdings, Inc.	7,800	61,841
Smaregi, Inc. (A)	400	7,622
SMK Corp.	300	4,825
SMS Company, Ltd.	1,600	12,052
Socionext, Inc.	4,500	54,642
Sodick Company, Ltd.	2,400	13,867
Softcreate Holdings Corp.	1,400	18,477
Software Service, Inc.	200	15,628
Soken Chemical & Engineering Company, Ltd.	1,600	16,609
Solasto Corp.	3,200	9,819
Sotetsu Holdings, Inc.	3,500	51,265
Sparx Group Company, Ltd.	1,480	14,822
S-Pool, Inc.	5,000	10,135
SRA Holdings	600	17,489
SRE Holdings Corp.	400	8,270
ST Corp.	700	6,878
St. Marc Holdings Company, Ltd.	800	12,389
Star Mica Holdings Company, Ltd.	2,200	13,593
Star Micronics Company, Ltd.	1,000	12,998
Starts Corp., Inc.	1,300	34,174
Starzen Company, Ltd.	1,800	11,216
Strike Company, Ltd.	700	14,079
Studio Alice Company, Ltd.	900	12,326
Sugimoto & Company, Ltd.	1,400	11,821
Sumida Corp.	1,600	10,397
Suminoe Company, Ltd.	1,000	8,175
Sumitomo Bakelite Company, Ltd.	1,500	33,638
Sumitomo Densetsu Company, Ltd.	600	19,606
Sumitomo Mitsui Construction Company, Ltd.	6,000	16,802
Sumitomo Osaka Cement Company, Ltd.	1,500	36,186
Sumitomo Riko Company, Ltd.	2,400	28,077
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Seika Chemicals Company, Ltd.	500	$16,738
Sun Frontier Fudousan Company, Ltd.	1,000	13,129
Suruga Bank, Ltd.	3,600	32,523
SWCC Corp.	1,200	50,284
Systena Corp.	12,200	29,564
Syuppin Company, Ltd.	1,200	9,108
T RAD Company, Ltd.	500	12,311
Tachibana Eletech Company, Ltd.	1,360	21,936
Tachi-S Company, Ltd.	600	6,908
Tadano, Ltd.	5,000	36,061
Taihei Dengyo Kaisha, Ltd.	600	19,222
Taiho Kogyo Company, Ltd.	1,200	4,786
Taikisha, Ltd.	1,800	27,607
Taisei Lamick Company, Ltd.	500	8,306
Taiyo Holdings Company, Ltd.	2,000	64,662
Taiyo Yuden Company, Ltd.	3,900	64,997
Takamatsu Construction Group Company, Ltd.	1,000	18,531
Takaoka Toko Company, Ltd.	700	9,865
Takara Bio, Inc.	2,100	11,632
Takara Holdings, Inc.	5,700	43,625
Takara Standard Company, Ltd.	2,200	25,918
Takasago International Corp.	400	17,065
Takasago Thermal Engineering Company, Ltd.	1,100	41,077
Takashimaya Company, Ltd.	2,200	17,895
Takeuchi Manufacturing Company, Ltd.	1,000	34,358
Takuma Company, Ltd.	3,000	36,922
Tama Home Company, Ltd.	200	4,834
Tamron Company, Ltd.	1,200	27,977
Tamura Corp.	600	2,052
Tanseisha Company, Ltd.	1,100	8,314
Tayca Corp.	1,500	13,409
TDC Soft, Inc.	2,400	20,547
TechMatrix Corp.	2,000	26,470
Techno Horizon Company, Ltd.	1,400	3,769
TechnoPro Holdings, Inc.	2,700	59,792
Teijin, Ltd.	5,400	47,497
Teikoku Sen-I Company, Ltd.	1,200	20,653
Tekken Corp.	800	13,384
Tenma Corp.	1,000	23,970
Tess Holdings Company, Ltd.	2,400	4,379
The 77 Bank, Ltd.	2,100	67,372
The Akita Bank, Ltd.	1,100	18,916
The Awa Bank, Ltd.	900	17,341
The Bank of Iwate, Ltd.	1,100	23,361
The Bank of Nagoya, Ltd.	500	26,594
The Bank of Saga, Ltd.	1,000	15,571
The Chiba Kogyo Bank, Ltd.	3,200	28,009
The Chugoku Electric Power Company, Inc.	7,900	45,394
The Ehime Bank, Ltd.	2,100	15,133
The First Bank of Toyama, Ltd.	2,800	21,703
The Fukui Bank, Ltd.	1,800	21,768
The Hyakugo Bank, Ltd.	9,600	47,713
The Hyakujushi Bank, Ltd.	800	18,766
The Keiyo Bank, Ltd.	4,400	26,573
The Kita-Nippon Bank, Ltd.	700	15,161
The Kiyo Bank, Ltd.	2,300	35,688
The Miyazaki Bank, Ltd.	1,000	22,312
The Monogatari Corp.	1,200	27,167
The Musashino Bank, Ltd.	900	19,803
The Nanto Bank, Ltd.	1,500	39,917
The Nippon Road Company, Ltd.	1,000	12,666

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Nisshin Oillio Group, Ltd.	1,200	$38,665
The Ogaki Kyoritsu Bank, Ltd.	1,600	25,591
The Oita Bank, Ltd.	900	21,063
The Okinawa Electric Power Company, Inc.	1,990	12,178
The Pack Corp.	800	18,085
The San-In Godo Bank, Ltd.	4,300	37,645
The Shiga Bank, Ltd.	1,700	60,326
The Shikoku Bank, Ltd.	2,800	22,611
The Shimizu Bank, Ltd.	500	5,043
The Sumitomo Warehouse Company, Ltd.	1,824	33,690
The Tochigi Bank, Ltd.	8,000	17,034
The Toho Bank, Ltd.	12,000	28,739
The Tohoku Bank, Ltd.	400	2,969
The Tottori Bank, Ltd.	400	3,403
The Towa Bank, Ltd.	2,900	11,994
The Yamagata Bank, Ltd.	2,000	18,969
The Yamanashi Chuo Bank, Ltd.	700	10,211
Tigers Polymer Corp.	1,000	4,769
TKC Corp.	1,300	33,513
Toa Corp. (Hyogo)	1,400	8,691
Toa Corp. (Tokyo)	1,300	11,335
Toagosei Company, Ltd.	4,300	40,666
TOBISHIMA HOLDINGS, Inc.	720	7,933
TOC Company, Ltd.	3,400	14,675
Tocalo Company, Ltd.	1,400	15,634
Toda Corp.	8,400	49,803
Toda Kogyo Corp. (A)	300	2,270
Toei Company, Ltd.	500	16,957
Toenec Corp.	3,000	19,463
Toho Company, Ltd.	600	14,025
Toho Gas Company, Ltd.	1,300	35,870
Toho Holdings Company, Ltd.	1,900	56,666
Toho Titanium Company, Ltd.	1,300	9,811
Toho Zinc Company, Ltd. (A)	800	3,292
Tokai Carbon Company, Ltd.	6,700	42,718
Tokai Corp.	1,200	16,759
TOKAI Holdings Corp.	4,000	26,269
Tokai Rika Company, Ltd.	2,600	38,929
Tokai Tokyo Financial Holdings, Inc.	8,400	27,451
Token Corp.	210	18,190
Tokushu Tokai Paper Company, Ltd.	600	14,072
Tokuyama Corp.	1,800	33,755
Tokyo Base Company, Ltd.	900	1,622
Tokyo Electron Device, Ltd.	600	12,027
Tokyo Energy & Systems, Inc.	2,000	14,647
Tokyo Kiraboshi Financial Group, Inc.	1,136	44,747
Tokyo Rope Manufacturing Company, Ltd.	200	1,632
Tokyo Seimitsu Company, Ltd.	800	43,327
Tokyo Steel Manufacturing Company, Ltd.	700	7,427
Tokyo Tekko Company, Ltd.	400	15,408
Tokyo Theatres Company, Inc.	900	6,447
Tokyotokeiba Company, Ltd.	600	17,586
Tokyu Construction Company, Ltd.	3,900	20,869
Tomato Bank, Ltd.	1,100	8,888
Tomen Devices Corp.	200	7,521
Tomoe Corp.	2,200	17,697
Tomoku Company, Ltd.	500	8,048
TOMONY Holdings, Inc.	10,600	38,409
Tomy Company, Ltd.	2,900	67,418
Tonami Holdings Company, Ltd.	500	34,091
Topcon Corp.	4,700	102,425
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Topre Corp.	700	$8,852
Topy Industries, Ltd.	1,300	18,514
Torex Semiconductor, Ltd.	700	5,629
Toridoll Holdings Corp. (B)	1,200	32,539
Torii Pharmaceutical Company, Ltd.	600	18,460
Torishima Pump Manufacturing Company, Ltd.	900	12,380
Tosei Corp.	1,600	25,745
Toshiba TEC Corp.	1,100	19,781
Tosho Company, Ltd.	1,300	5,237
Totetsu Kogyo Company, Ltd.	1,000	20,463
Towa Corp. (B)	2,400	24,273
Towa Pharmaceutical Company, Ltd.	1,500	26,970
Toyo Construction Company, Ltd.	700	6,176
Toyo Corp.	1,100	10,143
Toyo Denki Seizo KK	600	5,477
Toyo Engineering Corp.	2,200	10,255
Toyo Gosei Company, Ltd.	300	10,752
Toyo Kanetsu KK	400	9,828
Toyo Securities Company, Ltd. (B)	6,000	20,652
Toyo Tanso Company, Ltd.	1,000	26,374
Toyo Tire Corp.	2,000	36,730
Toyo Wharf & Warehouse Company, Ltd.	600	5,236
Toyobo Company, Ltd.	4,093	25,818
Toyoda Gosei Company, Ltd.	2,000	36,169
Toyota Boshoku Corp.	2,100	28,004
TPR Company, Ltd.	1,400	21,832
Transaction Company, Ltd.	1,700	25,569
Transcosmos, Inc.	800	17,054
Tri Chemical Laboratories, Inc.	500	8,688
Trusco Nakayama Corp.	2,200	29,253
TS Tech Company, Ltd.	4,400	49,596
TSI Holdings Company, Ltd.	1,870	13,919
Tsubaki Nakashima Company, Ltd.	2,300	6,117
Tsubakimoto Chain Company	3,600	44,622
Tsuburaya Fields Holdings, Inc.	2,100	24,564
Tsugami Corp.	1,600	19,638
Tsukishima Holdings Company, Ltd.	2,000	22,956
Tsukuba Bank, Ltd.	5,700	9,664
Tsumura & Company	2,600	75,410
Tsurumi Manufacturing Company, Ltd.	1,000	20,885
TV Asahi Holdings Corp.	500	8,524
UACJ Corp.	1,003	32,067
UBE Corp.	3,000	43,801
Ubicom Holdings, Inc.	500	4,311
Uchida Yoko Company, Ltd.	400	20,586
Ulvac, Inc.	1,100	37,948
U-Next Holdings Company, Ltd.	1,500	17,696
Unipres Corp.	200	1,435
United Arrows, Ltd.	1,600	22,645
United Super Markets Holdings, Inc.	2,838	15,621
UNITED, Inc.	2,600	12,832
Universal Entertainment Corp.	1,200	8,533
Ushio, Inc.	2,600	32,256
UT Group Company, Ltd.	1,500	20,720
V Technology Company, Ltd.	400	6,218
Valor Holdings Company, Ltd.	1,700	27,137
Valqua, Ltd.	1,000	20,823
Value HR Company, Ltd.	1,200	11,930
ValueCommerce Company, Ltd.	900	4,945
Vector, Inc.	800	5,419
Vertex Corp.	1,100	13,453
Vision, Inc.	3,300	26,609
Visional, Inc. (A)	900	45,441

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Vital KSK Holdings, Inc.	2,100	$17,708
VT Holdings Company, Ltd.	6,600	22,033
Wacoal Holdings Corp.	1,300	44,299
Wacom Company, Ltd.	2,700	10,348
Wakachiku Construction Company, Ltd.	900	22,837
Wakita & Company, Ltd.	2,300	26,638
Warabeya Nichiyo Holdings Company, Ltd.	900	12,958
Watahan & Company, Ltd.	600	6,427
WDB Holdings Company, Ltd.	700	8,669
Weathernews, Inc.	600	13,369
Wellneo Sugar Company, Ltd.	1,100	17,159
West Holdings Corp.	716	7,549
Will Group, Inc.	1,200	7,625
WingArc1st, Inc.	200	4,609
World Company, Ltd.	700	12,171
World Holdings Company, Ltd.	600	8,486
Wowow, Inc.	600	4,013
Xebio Holdings Company, Ltd.	2,800	24,258
Yahagi Construction Company, Ltd.	2,000	17,180
YAKUODO Holdings Company, Ltd.	700	8,816
YAMABIKO Corp.	800	12,815
YAMADA Consulting Group Company, Ltd.	1,100	12,854
Yamae Group Holdings Company, Ltd.	1,000	16,017
Yamaguchi Financial Group, Inc.	3,000	35,620
Yamaichi Electronics Company, Ltd.	1,700	23,827
Yamazen Corp.	1,900	16,782
Yaoko Company, Ltd.	300	18,414
Yasuda Logistics Corp.	1,400	15,783
Yellow Hat, Ltd.	4,000	36,925
Yodogawa Steel Works, Ltd.	500	18,652
Yokogawa Bridge Holdings Corp.	1,000	16,817
Yokorei Company, Ltd.	2,900	16,444
Yokowo Company, Ltd.	1,200	11,026
Yomeishu Seizo Company, Ltd.	500	9,806
Yondoshi Holdings, Inc.	1,300	16,009
Yonex Company, Ltd.	2,100	33,555
Yorozu Corp.	1,800	12,212
Yoshinoya Holdings Company, Ltd.	2,500	50,305
Yuasa Trading Company, Ltd.	700	21,282
Yukiguni Maitake Company, Ltd.	1,000	7,530
Yurtec Corp.	2,000	22,817
Yushiro Chemical Industry Company, Ltd.	1,100	14,222
Zacros Corp.	800	21,796
Zenkoku Hosho Company, Ltd.	2,400	47,677
Zenrin Company, Ltd.	1,950	13,883
Zeon Corp.	3,800	38,151
ZERIA Pharmaceutical Company, Ltd.	1,200	18,158
ZIGExN Company, Ltd.	1,800	5,245
		22,181,144
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	52,533
VP Bank AG, Class A	188	17,582
		70,115
Luxembourg - 0.5%
APERAM SA	1,921	62,592
Aroundtown SA (A)	34,053	93,303
B&S Group Sarl (D)	983	4,265
Befesa SA (D)	1,789	49,700
d'Amico International Shipping SA	3,434	12,498
Grand City Properties SA (A)	2,964	31,777
RTL Group SA (B)	1,577	59,794
SES SA	17,182	101,980
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Sword Group	278	$9,239
		425,148
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,656
Wynn Macau, Ltd.	12,800	9,172
		10,828
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	11,993
Mauritius - 0.0%
Capital, Ltd.	9,014	6,952
Mongolia - 0.0%
Mongolian Mining Corp. (A)(B)	12,000	8,353
Netherlands - 2.1%
Aalberts NV	3,645	124,280
Acomo NV	876	20,286
Alfen N.V. (A)(B)(D)	681	9,220
AMG Critical Materials NV (B)	1,350	21,038
Arcadis NV	2,707	138,198
Basic-Fit NV (A)(B)(D)	2,099	43,080
BE Semiconductor Industries NV	1,511	157,910
Brack Capital Properties NV (A)	230	13,476
Brunel International NV	1,169	12,023
Corbion NV	1,806	38,200
CTP NV (D)	2,776	49,769
Flow Traders, Ltd.	1,631	48,198
ForFarmers NV	2,398	11,559
Fugro NV	3,999	57,734
IMCD NV	1,311	174,471
Innoconcepts NV (A)(C)	10,527	0
Just Eat Takeaway.com NV (A)(D)	2,415	51,006
Kendrion NV	1,193	13,783
Koninklijke BAM Groep NV	13,114	73,432
Koninklijke Heijmans NV	1,599	67,626
Koninklijke Vopak NV	2,696	117,127
Nedap NV	225	15,868
OCI NV (A)	2,623	30,459
Pharming Group NV (A)(B)	30,666	25,810
PostNL NV (B)	16,530	17,818
PPHE Hotel Group, Ltd.	592	9,153
QIAGEN NV (A)	1,757	70,544
Randstad NV (B)	3,405	141,534
SBM Offshore NV	5,505	117,306
SIF Holding NV (A)(B)	588	5,465
Signify NV (D)	5,215	113,229
Sligro Food Group NV	1,151	13,106
TKH Group NV	1,628	64,056
TomTom NV (A)(B)	3,258	16,706
Van Lanschot Kempen NV	1,831	94,189
		1,977,659
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	13,609
Channel Infrastructure NZ, Ltd.	12,291	13,540
Delegat Group, Ltd.	1,200	2,966
Fletcher Building, Ltd. (A)	8,100	15,116
Freightways Group, Ltd.	5,690	33,818
Genesis Energy, Ltd.	7,874	9,646
Gentrack Group, Ltd. (A)	3,060	19,890
Hallenstein Glasson Holdings, Ltd.	3,354	15,676
Heartland Group Holdings, Ltd.	31,010	13,607
Investore Property, Ltd.	14,832	8,846
KMD Brands, Ltd. (A)	25,838	5,430
Manawa Energy, Ltd.	1,665	4,657

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
NZME, Ltd.	13,259	$8,931
NZX, Ltd.	18,453	16,679
Oceania Healthcare, Ltd. (A)	41,920	14,468
Pacific Edge, Ltd. (A)	27,936	2,090
PGG Wrightson, Ltd.	819	836
Restaurant Brands New Zealand, Ltd.	886	1,796
Ryman Healthcare, Ltd. (A)	7,717	12,115
Sanford, Ltd.	2,767	7,954
Scales Corp., Ltd.	5,176	12,600
Serko, Ltd. (A)	2,827	6,358
Skellerup Holdings, Ltd.	7,637	20,714
SKY Network Television, Ltd.	6,265	8,767
SKYCITY Entertainment Group, Ltd. (A)	20,410	14,616
Summerset Group Holdings, Ltd.	5,438	34,835
The Warehouse Group, Ltd.	9,894	4,988
Tourism Holdings, Ltd.	7,174	7,248
TOWER, Ltd.	10,300	8,669
Vista Group International, Ltd. (A)	7,682	16,493
		356,958
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	16,776
AF Gruppen ASA	717	9,523
Akastor ASA	6,104	7,557
AMSC ASA (A)	1,661	4,340
ArcticZymes Technologies ASA (A)	962	1,572
Atea ASA (A)	3,574	43,962
Avance Gas Holding, Ltd. (B)(D)	1,658	1,618
Axactor ASA (A)	14,729	6,218
B2 Impact ASA	23,929	23,133
BLUENORD ASA (A)(B)	912	55,249
Bonheur ASA	1,411	31,215
Borregaard ASA	2,056	33,478
Bouvet ASA	3,002	21,367
BW Offshore, Ltd.	4,568	12,652
Cloudberry Clean Energy ASA (A)	5,431	6,015
Crayon Group Holding ASA (A)(D)	1,983	21,272
DNO ASA	18,710	24,773
Elkem ASA (A)(D)	6,721	13,396
Elmera Group ASA (D)	5,860	19,763
Elopak ASA	2,737	10,018
Europris ASA (D)	6,315	50,484
FLEX LNG, Ltd.	294	6,778
FLEX LNG, Ltd. (New York Stock Exchange) (B)	490	11,265
Golden Ocean Group, Ltd.	2,752	22,131
Grieg Seafood ASA (B)	2,264	11,718
Hexagon Composites ASA (A)	6,450	12,562
Hexagon Purus ASA (A)	2,213	283
Kid ASA (D)	1,128	16,153
Kitron ASA	9,158	39,212
LINK Mobility Group Holding ASA (A)	9,965	20,784
Medistim ASA	352	5,825
MPC Container Ships ASA	15,398	23,366
Multiconsult ASA (D)	554	9,655
Norske Skog ASA (A)(B)(D)	1,815	3,595
Norwegian Air Shuttle ASA (A)	11,101	12,725
Odfjell Drilling, Ltd.	4,970	27,602
Panoro Energy ASA (A)	3,699	9,706
Pareto Bank ASA	1,457	10,892
PhotoCure ASA (A)	2,625	14,075
SATS ASA (A)	5,362	17,085
Scatec ASA (A)(D)	4,993	37,579
Selvaag Bolig ASA	1,842	6,312
SmartCraft ASA (A)	4,384	11,109
Sparebanken More	1,230	12,010
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Veidekke ASA	2,177	$30,406
Wilh Wilhelmsen Holding ASA, Class A	259	9,466
		796,675
Peru - 0.1%
Hochschild Mining PLC (A)	23,905	81,850
Poland - 0.0%
InPost SA (A)	2,875	42,194
Portugal - 0.5%
Altri SGPS SA	2,851	18,411
Banco Comercial Portugues SA	450,506	272,390
Corticeira Amorim SGPS SA	2,100	18,191
CTT-Correios de Portugal SA	4,239	34,314
Mota-Engil SGPS SA	5,636	20,796
NOS SGPS SA	4,757	22,668
REN - Redes Energeticas Nacionais SGPS SA	14,895	44,208
Sonae SGPS SA	34,734	39,929
The Navigator Company SA	6,459	22,876
		493,783
Singapore - 1.0%
AEM Holdings, Ltd. (A)	9,191	8,917
Banyan Tree Holdings, Ltd.	19,800	5,367
Boustead Singapore, Ltd.	10,445	8,385
Bukit Sembawang Estates, Ltd.	11,000	29,643
BW LPG, Ltd. (D)	414	4,506
Capitaland India Trust	50,467	36,184
China Aviation Oil Singapore Corp., Ltd.	14,400	9,089
ComfortDelGro Corp., Ltd.	69,000	74,810
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	5,860
CSE Global, Ltd.	36,400	12,332
Delfi, Ltd.	21,900	12,533
Ezion Holdings, Ltd. (A)(C)	131,300	0
Far East Orchard, Ltd.	5,140	3,947
First Resources, Ltd.	19,300	25,044
Fraser and Neave, Ltd.	8,600	8,413
Gallant Venture, Ltd. (A)	71,000	3,885
Golden Agri-Resources, Ltd.	183,600	36,876
GuocoLand, Ltd.	10,400	11,416
Haw Par Corp., Ltd.	4,700	46,161
Ho Bee Land, Ltd.	11,400	15,414
Hong Fok Corp., Ltd. (B)	20,100	11,567
Hong Leong Finance, Ltd.	12,900	24,556
Hyflux, Ltd. (A)(C)	24,000	0
iFAST Corp., Ltd.	3,400	18,710
IGG, Inc.	38,000	17,792
Indofood Agri Resources, Ltd.	25,000	5,937
Keppel Infrastructure Trust	112,549	35,582
Metro Holdings, Ltd.	31,600	9,526
Midas Holdings, Ltd. (A)(C)	86,000	10,446
Nanofilm Technologies International, Ltd.	6,500	3,130
NetLink NBN Trust	91,100	59,650
Oceanus Group, Ltd. (A)	1,035,500	3,831
OM Holdings, Ltd. (A)	10,791	2,456
OUE, Ltd.	11,100	7,755
Oxley Holdings, Ltd. (A)	27,222	1,406
Raffles Medical Group, Ltd.	35,758	26,458
SBS Transit, Ltd.	5,000	10,828
Sheng Siong Group, Ltd.	29,900	36,424
SIA Engineering Company, Ltd.	12,800	20,745
SIIC Environment Holdings, Ltd.	35,800	4,317
Sinarmas Land, Ltd.	94,200	22,206
Singapore Land Group, Ltd.	7,100	10,489

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Post, Ltd.	66,100	$30,126
Stamford Land Corp., Ltd.	69,044	18,484
StarHub, Ltd.	25,600	22,487
Straits Trading Company, Ltd.	1,500	1,579
Swiber Holdings, Ltd. (A)(C)	15,000	0
The Hour Glass, Ltd.	10,100	11,719
Thomson Medical Group, Ltd. (A)	212,000	7,258
UMS Integration, Ltd.	22,800	18,755
UOB-Kay Hian Holdings, Ltd.	17,942	24,543
Venture Corp., Ltd.	7,100	65,118
Wing Tai Holdings, Ltd.	21,205	18,941
Yeo Hiap Seng, Ltd.	1,129	497
		922,100
South Africa - 0.1%
Pan African Resources PLC	130,880	71,882
Spain - 2.3%
Acciona SA	540	70,677
Acerinox SA	7,076	82,891
Aedas Homes SA (D)	426	12,072
Almirall SA	2,271	24,118
Amper SA (A)	111,435	17,404
Atresmedia Corp. de Medios de Comunicacion SA	4,211	23,616
Audax Renovables SA (A)	7,306	11,766
Banco de Sabadell SA	57,244	160,722
Bankinter SA	10,165	112,986
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
CIE Automotive SA	1,829	44,662
Construcciones y Auxiliar de Ferrocarriles SA	855	37,590
Corp ACCIONA Energias Renovables SA	1,077	19,785
Distribuidora Internacional de Alimentacion SA (A)	392	9,065
Ebro Foods SA	2,006	36,398
eDreams ODIGEO SA (A)	1,615	12,590
Elecnor SA	2,026	38,082
Enagas SA	9,373	134,938
Ence Energia y Celulosa SA (B)	6,294	21,348
Ercros SA	5,006	15,871
Faes Farma SA	13,532	57,516
Fluidra SA	2,959	69,665
Gestamp Automocion SA (D)	7,287	20,535
Global Dominion Access SA (D)	5,439	16,170
Grenergy Renovables SA (A)	573	25,376
Grifols SA (A)	7,462	66,434
Grupo Catalana Occidente SA	1,834	97,548
Grupo Empresarial San Jose SA	2,194	13,273
Iberpapel Gestion SA	66	1,448
Indra Sistemas SA (B)	2,976	86,270
Laboratorios Farmaceuticos Rovi SA	950	52,966
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	36,168
Logista Integral SA	1,957	62,197
Mapfre SA	29,551	91,046
Melia Hotels International SA	4,842	33,354
Neinor Homes SA (A)(D)	1,318	19,317
Obrascon Huarte Lain SA (A)(B)	26,808	9,639
Pharma Mar SA (A)	409	36,022
Promotora de Informaciones SA, Class A (A)	11,711	4,807
Prosegur Cash SA (D)	35,886	26,575
Realia Business SA	17,710	17,815
Redeia Corp. SA	1,165	23,383
Sacyr SA	13,421	46,817
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Solaria Energia y Medio Ambiente SA (A)(B)	2,636	$19,634
Soltec Power Holdings SA (A)(C)	2,101	2,723
Talgo SA (A)(B)(D)	4,940	18,233
Tecnicas Reunidas SA (A)	2,611	45,221
Tubacex SA	6,252	26,112
Unicaja Banco SA (D)	44,382	82,075
Vidrala SA	871	87,327
Viscofan SA	1,503	103,883
		2,186,130
Sweden - 3.1%
AcadeMedia AB (D)	3,665	28,975
AddLife AB, B Shares	2,462	35,580
AddNode Group AB	5,860	57,839
AFRY AB	3,857	73,444
Alimak Group AB (D)	3,056	40,335
Alleima AB	7,527	63,047
Alligo AB, Class B	2,270	30,430
Ambea AB (D)	3,505	38,273
Annehem Fastigheter AB, B Shares (A)	1,732	2,680
AQ Group AB	2,525	40,384
Arjo AB, B Shares	10,690	39,466
Attendo AB (D)	5,286	31,651
Balco Group AB (A)	665	2,106
Beijer Alma AB	1,857	36,044
Bergman & Beving AB	902	26,033
Betsson AB, B Shares (A)	5,105	79,097
BHG Group AB (A)	2,406	5,565
Bilia AB, A Shares	2,411	30,906
Billerud AB	5,733	59,188
BioInvent International AB (A)	2,250	6,878
Bonava AB, B Shares (A)	9,969	8,976
Bravida Holding AB (D)	1,969	17,826
BTS Group AB, B Shares	346	9,189
Bufab AB	872	34,774
Bulten AB	717	4,524
Bure Equity AB	1,400	45,246
Byggmax Group AB	5,363	27,212
Catella AB	2,217	6,933
Catena AB	211	9,140
Cellavision AB	999	16,618
Cibus Nordic Real Estate AB	1,681	24,779
Cint Group AB (A)	8,184	5,746
Cint Group AB, Interim Shares (A)	5,456	3,830
Clas Ohlson AB, B Shares	2,197	50,929
Cloetta AB, B Shares	10,640	30,061
Coor Service Management Holding AB (D)	5,027	17,375
Corem Property Group AB, B Shares	14,214	6,583
Corem Property Group AB, D Shares	408	8,891
CTT Systems AB	566	11,785
Dios Fastigheter AB	5,109	33,880
Dometic Group AB (D)	3,643	15,553
Dustin Group AB (A)(D)	19,916	7,741
Dynavox Group AB (A)	1,783	10,948
Elanders AB, B Shares	1,468	10,098
Electrolux Professional AB, B Shares	9,620	59,957
Elekta AB, B Shares	7,054	37,044
Enea AB (A)	1,522	12,406
Fagerhult Group AB	2,581	10,646
Fastighets AB Trianon (A)	1,452	2,744
Fastighetsbolaget Emilshus AB, B Shares (A)	210	911
FastPartner AB, A Shares	2,697	14,282
Ferronordic AB (A)	318	1,532

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
G5 Entertainment AB	330	$4,020
Granges AB	4,281	48,709
Green Landscaping Group AB (A)(D)	1,593	10,084
Heba Fastighets AB, Class B	4,570	12,081
Hexatronic Group AB (A)	6,047	14,991
HMS Networks AB	884	38,973
Hoist Finance AB (A)(D)	4,451	31,329
Hufvudstaden AB, A Shares	1,892	21,341
Humana AB (A)	2,641	11,064
Instalco AB	7,730	23,742
Inwido AB	1,534	30,793
JM AB	2,484	35,687
Karnov Group AB (A)	1,497	13,045
K-fast Holding AB (A)	1,142	1,433
KNOW IT AB	1,459	22,074
Lime Technologies AB	558	18,223
Lindab International AB	2,753	53,414
Loomis AB	1,857	75,214
Medcap AB (A)	576	19,760
MEKO AB	2,150	26,095
MIPS AB	434	16,658
Modern Times Group MTG AB, B Shares (A)	2,851	32,223
Momentum Group AB	2,270	35,712
NCAB Group AB (B)	4,318	22,087
NCC AB, B Shares	3,723	70,642
Nederman Holding AB	887	18,542
Net Insight AB, B Shares (A)	16,550	7,636
New Wave Group AB, B Shares	3,382	33,703
Nobia AB (A)	26,704	9,230
Nolato AB, B Shares	6,748	38,267
Note AB (A)	776	13,243
NP3 Fastigheter AB	1,226	28,682
Nyfosa AB (A)	6,996	61,072
OEM International AB, B Shares	2,670	36,455
Orron Energy AB (A)	7,422	3,413
Peab AB, Class B	4,540	34,752
Platzer Fastigheter Holding AB, Series B	3,454	25,727
Pricer AB, B Shares (A)	11,102	8,777
Proact IT Group AB	1,428	17,072
Ratos AB, B Shares	8,255	26,494
RaySearch Laboratories AB	2,452	55,005
Scandi Standard AB	3,152	25,326
Scandic Hotels Group AB (D)	8,138	60,323
Sdiptech AB, Class B (A)	738	13,549
Sensys Gatso Group AB (A)	293	1,233
Sinch AB (A)(D)	20,622	43,208
SkiStar AB	2,041	33,161
Solid Forsakring AB	623	5,257
Stendorren Fastigheter AB (A)	1,288	24,459
Stillfront Group AB (A)	19,809	9,396
Storskogen Group AB, Class B	39,199	50,985
Synsam AB	3,085	13,724
Systemair AB	3,796	28,095
Troax Group AB	1,308	22,826
Truecaller AB, Class B	9,962	67,577
VBG Group AB, B Shares	1,018	28,374
Viaplay Group AB (A)	12,648	919
Vitec Software Group AB, B Shares	1,147	62,394
Vitrolife AB	979	15,799
Volati AB	786	8,602
XANO Industri AB, Class B	694	4,065
		2,912,816
Switzerland - 7.7%
Accelleron Industries AG	4,040	187,320
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Adecco Group AG	6,476	$194,738
Allreal Holding AG	643	133,683
ALSO Holding AG	260	71,030
APG SGA SA	84	20,713
Arbonia AG	2,962	37,171
Aryzta AG (A)	46,280	103,061
Ascom Holding AG	1,310	5,040
Autoneum Holding AG	130	17,081
Avolta AG (A)	2,343	102,634
Baloise Holding AG	1,437	301,591
Banque Cantonale de Geneve, Bearer Shares	142	41,497
Banque Cantonale Vaudoise	500	54,636
Barry Callebaut AG	35	46,354
Belimo Holding AG	375	231,193
Bell Food Group AG	138	40,231
Bellevue Group AG	467	4,668
Berner Kantonalbank AG	246	67,628
BKW AG	494	86,403
Bossard Holding AG, Class A (B)	248	54,055
Bucher Industries AG	282	118,358
Burckhardt Compression Holding AG	146	98,575
Bystronic AG	74	26,313
Calida Holding AG	19	387
Carlo Gavazzi Holding AG	38	8,601
Cembra Money Bank AG	1,219	137,362
Cie Financiere Tradition SA, Bearer Shares	105	24,143
Clariant AG (A)	8,951	97,006
Coltene Holding AG (A)	198	14,078
Daetwyler Holding AG, Bearer Shares	281	36,677
DKSH Holding AG	1,242	94,575
DocMorris AG (A)(B)	615	12,088
dormakaba Holding AG	178	132,876
EFG International AG (A)	3,750	55,938
Emmi AG	86	78,919
Feintool International Holding AG	426	5,549
Fenix Outdoor International AG	225	13,816
Flughafen Zurich AG	824	195,477
Forbo Holding AG	39	35,574
Fundamenta Real Estate AG (A)	1,563	31,380
Galenica AG (D)	2,209	198,772
GAM Holding AG (A)	5,497	553
Georg Fischer AG	2,947	215,688
Gurit Holding AG, Bearer Shares	220	3,818
Helvetia Holding AG	867	179,826
Hiag Immobilien Holding AG	325	34,855
Huber + Suhner AG	515	43,214
Hypothekarbank Lenzburg AG	3	13,582
Implenia AG	770	34,979
Ina Invest Holding AG (A)	199	4,924
Inficon Holding AG	76	79,746
International Workplace Group PLC	36,159	84,626
Interroll Holding AG	30	71,088
Intershop Holding AG	270	41,236
Investis Holding SA	160	21,283
Jungfraubahn Holding AG	213	45,873
Kardex Holding AG	299	79,091
Komax Holding AG (B)	228	25,935
Kongsberg Automotive ASA (A)	23,611	3,167
Kudelski SA, Bearer Shares (A)	2,497	3,606
Landis+Gyr Group AG (A)	1,125	66,872
LEM Holding SA	25	20,098
Luzerner Kantonalbank AG	728	57,594
Medacta Group SA (D)	308	44,053

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
medmix AG (D)	877	$10,333
Metall Zug AG, B Shares	12	14,911
Mobilezone Holding AG	2,336	33,775
Mobimo Holding AG	295	104,288
Naturenergie Holding AG	979	37,164
Novavest Real Estate AG (A)	469	19,964
OC Oerlikon Corp. AG	8,368	38,169
Peach Property Group AG (A)	424	3,232
Phoenix Mecano AG	38	18,795
Plazza AG, Class A	68	27,919
PSP Swiss Property AG	1,955	305,413
Rieter Holding AG	178	14,735
Romande Energie Holding SA	850	41,014
Schweiter Technologies AG	58	26,298
SFS Group AG	818	103,382
Siegfried Holding AG	184	189,067
SIG Group AG (A)	7,187	132,883
SKAN Group AG	427	33,704
Softwareone Holding AG (A)	2,860	17,625
St. Galler Kantonalbank AG	106	58,035
Stadler Rail AG	1,523	35,689
Sulzer AG	869	148,220
Swiss Prime Site AG	3,702	454,319
Swissquote Group Holding SA	486	209,921
Tecan Group AG	97	18,457
Temenos AG	2,514	195,192
TX Group AG	146	29,547
u-blox Holding AG (A)	431	37,552
Valiant Holding AG	616	83,286
Vaudoise Assurances Holding SA	19	12,165
Vetropack Holding AG	822	26,097
Vontobel Holding AG	1,192	86,696
VZ Holding AG	671	128,196
V-ZUG Holding AG (A)	120	8,792
Walliser Kantonalbank	203	27,122
Warteck Invest AG	10	21,883
Ypsomed Holding AG	166	64,257
Zehnder Group AG	409	23,289
Zug Estates Holding AG, B Shares	16	38,001
Zuger Kantonalbank AG, Bearer Shares	9	88,434
		7,360,719
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	15,330
United Arab Emirates - 0.0%
Shelf Drilling, Ltd. (A)(B)(D)	10,196	7,065
United Kingdom - 10.6%
4imprint Group PLC	1,359	65,916
A.G. Barr PLC	4,718	37,575
Aberdeen Group PLC	43,907	88,055
Accesso Technology Group PLC (A)	2,349	13,610
Advanced Medical Solutions Group PLC	6,389	19,182
AJ Bell PLC	13,681	71,693
Alfa Financial Software Holdings PLC (D)	4,048	11,420
Alliance Pharma PLC (A)	24,062	20,027
Anglo-Eastern Plantations PLC	1,225	11,761
AngloGold Ashanti PLC	3,600	133,632
AO World PLC (A)	10,559	13,086
Ashmore Group PLC	22,693	43,819
Ashtead Technology Holdings PLC	2,347	16,095
Aston Martin Lagonda Global Holdings PLC (A)(B)(D)	4,390	4,009
Auction Technology Group PLC (A)	1,706	12,853
Avon Technologies PLC	782	14,624
Babcock International Group PLC	11,175	105,164
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Bakkavor Group PLC (D)	5,579	$12,852
Balfour Beatty PLC	19,931	112,192
Begbies Traynor Group PLC	6,626	8,477
Bellway PLC	5,245	161,631
Bloomsbury Publishing PLC	4,265	32,420
Bodycote PLC	7,984	57,708
Boohoo Group PLC (A)(B)	3,748	1,267
BRAEMAR PLC	1,328	3,940
Breedon Group PLC	8,626	50,214
Bridgepoint Group PLC (D)	9,683	40,287
Brooks Macdonald Group PLC	427	8,263
Burberry Group PLC	3,777	38,045
Bytes Technology Group PLC	9,584	60,485
Capita PLC (A)	91,929	15,491
Capricorn Energy PLC	5,938	18,226
Card Factory PLC	14,688	15,702
Carillion PLC (A)(C)	35,521	4,400
Carr's Group PLC (B)	6,569	10,797
Central Asia Metals PLC	8,189	17,190
Chemring Group PLC	13,921	67,024
Chesnara PLC	7,709	27,359
City of London Investment Group PLC	2,068	8,944
Clarkson PLC	1,348	59,612
Close Brothers Group PLC (A)	7,281	26,345
CMC Markets PLC (D)	7,009	18,849
Coats Group PLC	71,598	73,457
Cohort PLC	1,758	27,306
Computacenter PLC	2,915	92,574
ConvaTec Group PLC (D)	6,437	21,503
Costain Group PLC	16,595	22,534
Cranswick PLC	2,228	141,636
Crest Nicholson Holdings PLC	13,693	30,144
Currys PLC (A)	46,489	52,340
CVS Group PLC	1,520	19,774
De La Rue PLC (A)	9,176	13,929
DFS Furniture PLC	12,509	20,325
Dialight PLC (A)	105	163
Direct Line Insurance Group PLC	32,903	119,725
DiscoverIE Group PLC	4,507	31,825
Domino's Pizza Group PLC	16,081	59,134
dotdigital Group PLC	12,814	11,260
Dr. Martens PLC	12,054	8,006
Drax Group PLC	14,589	110,266
Dunelm Group PLC	5,320	61,217
easyJet PLC	4,377	25,168
ECORA RESOURCES PLC	12,147	8,979
EKF Diagnostics Holdings PLC (A)	8,242	2,345
Elementis PLC	27,226	45,750
Endeavour Mining PLC	6,403	153,862
Energean PLC	5,147	58,506
EnQuest PLC (A)	115,537	23,395
Entain PLC	3,302	24,948
Essentra PLC	14,966	19,308
FDM Group Holdings PLC	4,489	14,538
Firstgroup PLC	26,489	53,452
Foresight Group Holdings, Ltd.	2,196	9,903
Forterra PLC (D)	10,957	24,459
Foxtons Group PLC	23,551	18,224
Frasers Group PLC (A)	3,540	28,570
Frontier Developments PLC (A)	1,107	3,163
Fuller Smith & Turner PLC, Class A	1,525	10,420
Funding Circle Holdings PLC (A)(D)	3,849	5,571
Future PLC	3,711	36,100
Galliford Try Holdings PLC	5,675	25,701
Games Workshop Group PLC	799	145,180

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Gamma Communications PLC	3,729	$58,727
GB Group PLC	7,074	27,007
Genel Energy PLC (A)	4,784	3,941
Genuit Group PLC	12,035	56,186
Genus PLC	1,079	26,010
Gooch & Housego PLC	1,681	9,565
Grainger PLC	32,286	84,748
Greggs PLC	4,085	92,213
Gulf Keystone Petroleum, Ltd.	11,237	28,106
Halfords Group PLC	4,413	7,322
Harbour Energy PLC	25,115	68,297
Harworth Group PLC	6,530	14,521
Hays PLC	69,356	71,119
Headlam Group PLC	6,602	7,357
Helios Towers PLC (A)	21,114	29,201
Henry Boot PLC (B)	5,301	14,181
Hikma Pharmaceuticals PLC	4,522	114,236
Hill & Smith PLC	3,753	85,197
Hilton Food Group PLC	3,867	41,396
Hollywood Bowl Group PLC	8,153	28,476
Howden Joinery Group PLC	7,797	72,920
Hunting PLC	6,301	24,729
Ibstock PLC (D)	19,043	41,858
IDOX PLC	10,437	7,820
IG Group Holdings PLC	10,589	130,650
IMI PLC	4,601	113,180
Impax Asset Management Group PLC	4,165	9,733
Inchcape PLC	15,353	133,044
IntegraFin Holdings PLC	12,246	48,577
International Distribution Services PLC	28,233	132,515
International Personal Finance PLC	12,526	24,448
iomart Group PLC	2,265	899
IP Group PLC (A)	38,897	20,438
IQE PLC (A)(B)	39,142	5,640
ITV PLC	154,019	158,269
J.D. Wetherspoon PLC	4,402	31,678
James Fisher & Sons PLC (A)	2,814	11,221
James Halstead PLC (B)	11,052	20,487
JD Sports Fashion PLC	51,224	45,294
JET2 PLC	6,865	110,326
John Wood Group PLC (A)	26,919	9,781
Johnson Matthey PLC	6,489	111,543
Johnson Service Group PLC	19,438	33,484
Jupiter Fund Management PLC	22,824	20,928
Just Group PLC	47,041	89,528
Kainos Group PLC	4,099	35,094
Keller Group PLC	2,943	52,531
Kier Group PLC	22,531	36,617
Kingfisher PLC	30,216	99,532
Kitwave Group PLC	3,226	10,301
Knights Group Holdings PLC	2,269	3,991
Lancashire Holdings, Ltd.	8,617	64,160
Learning Technologies Group PLC	21,193	27,418
Lion Finance Group PLC	1,249	88,315
Liontrust Asset Management PLC	3,242	15,572
LSL Property Services PLC	2,514	8,792
Luceco PLC (D)	1,922	3,265
M&C Saatchi PLC	253	545
M&G PLC	8,789	22,640
Macfarlane Group PLC	6,288	8,235
Man Group PLC	52,083	133,665
Marshalls PLC	3,831	12,128
Marston's PLC (A)	37,566	16,567
McBride PLC (A)	14,770	26,677
ME Group International PLC	11,444	28,615
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mears Group PLC	4,066	$20,389
Metro Bank Holdings PLC (A)	9,741	11,175
Midwich Group PLC	1,327	3,547
Mitchells & Butlers PLC (A)	13,654	37,511
Mitie Group PLC	58,272	87,039
MJ Gleeson PLC	2,770	16,910
Mobico Group PLC (A)	21,097	15,866
MONY Group PLC	22,189	57,687
Moonpig Group PLC	11,812	32,209
Morgan Advanced Materials PLC	8,676	22,898
Morgan Sindall Group PLC	1,818	77,975
Mortgage Advice Bureau Holdings, Ltd.	1,276	12,432
MP Evans Group PLC	1,384	18,088
NCC Group PLC	17,294	31,118
Next 15 Group PLC	3,756	14,001
Ninety One PLC	15,140	28,182
Norcros PLC	6,666	19,994
Ocado Group PLC (A)	9,718	35,584
Odfjell Technology, Ltd.	828	3,624
On the Beach Group PLC (D)	5,451	15,754
OSB Group PLC	15,883	88,832
Oxford Instruments PLC	1,791	40,174
Pagegroup PLC	12,168	48,091
Paragon Banking Group PLC	8,507	81,088
PayPoint PLC	2,907	23,515
Pennon Group PLC	19,735	114,322
Persimmon PLC	8,864	137,100
Pets at Home Group PLC	16,087	45,212
Pharos Energy PLC	16,636	4,588
Phoenix Spree Deutschland, Ltd. (A)	5,484	11,629
Pinewood Technologies Group PLC	5,133	21,579
Polar Capital Holdings PLC	3,830	21,138
Porvair PLC	2,468	21,833
Premier Foods PLC	23,840	56,476
PZ Cussons PLC	13,141	13,254
QinetiQ Group PLC	20,327	101,918
Quilter PLC (D)	63,959	122,021
Rank Group PLC	7,303	7,730
Rathbones Group PLC	2,285	46,030
Reach PLC	10,533	9,718
Renew Holdings PLC	3,437	29,558
Renewi PLC	3,730	41,307
Ricardo PLC	2,982	9,665
Robert Walters PLC	4,693	14,228
Rotork PLC	35,693	145,090
RS GROUP PLC	14,553	105,955
RWS Holdings PLC	1,824	2,801
S&U PLC	513	9,069
Sabre Insurance Group PLC (D)	10,582	17,723
Saga PLC (A)	4,637	7,348
Savannah Energy PLC (A)(C)	53,744	5,033
Savills PLC	5,951	73,454
Senior PLC	17,000	32,721
Serco Group PLC	46,758	95,625
Serica Energy PLC	10,784	18,682
Severfield PLC	11,941	3,019
SIG PLC (A)	64,105	10,636
SigmaRoc PLC (A)	18,853	22,051
Softcat PLC	5,154	105,644
Spectris PLC	2,259	68,164
Speedy Hire PLC	24,369	5,981
Spire Healthcare Group PLC (D)	13,646	31,263
Spirent Communications PLC (A)	25,617	62,455
SSP Group PLC	32,793	63,948
SThree PLC	6,106	20,961

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Studio Retail Group PLC (A)(C)	8,139	$12,091
STV Group PLC	2,712	5,788
Synthomer PLC (A)	6,230	9,439
Tate & Lyle PLC	16,269	108,860
Tatton Asset Management PLC	1,955	15,509
Taylor Wimpey PLC	75,745	106,422
Team Internet Group PLC	10,289	7,923
Telecom Plus PLC	2,698	60,707
The Berkeley Group Holdings PLC	1,908	88,803
The Gym Group PLC (A)(D)	5,959	10,076
The Vitec Group PLC (A)	3,978	4,645
THG PLC (A)	26,758	11,266
TI Fluid Systems PLC (D)	15,076	38,791
Topps Tiles PLC	15,591	6,665
TORM PLC, Class A (B)	1,905	31,195
TP ICAP Group PLC	34,104	113,711
Trainline PLC (A)(D)	8,324	29,529
Travis Perkins PLC	9,597	68,461
Trifast PLC	7,237	6,214
TT Electronics PLC	14,769	15,428
Tullow Oil PLC (A)(B)	46,125	9,499
Vanquis Banking Group PLC	13,396	10,106
Vertu Motors PLC	13,548	9,232
Vesuvius PLC	9,782	49,307
Victrex PLC	3,473	39,745
Vistry Group PLC (A)	6,637	48,990
Volex PLC (B)	6,267	19,634
Volution Group PLC	8,031	56,146
Vp PLC (B)	637	4,413
Watches of Switzerland Group PLC (A)(D)	10,654	57,468
Watkin Jones PLC (A)	10,502	4,091
WH Smith PLC	5,221	68,637
Wickes Group PLC	13,094	30,169
Wilmington PLC	8,076	38,401
Xaar PLC (A)	5,629	7,613
XPS Pensions Group PLC	6,949	33,558
Young & Co's Brewery PLC	1,750	12,040
Young & Co's Brewery PLC, Class A	1,224	11,765
Zigup PLC	8,827	33,691
Zotefoams PLC	1,549	5,719
		10,068,716
United States - 0.7%
Alcoa Corp., CHESS Depositary Interest (B)	1,001	30,587
Aura Minerals, Inc.	1,000	19,457
Brookfield Infrastructure Corp., Class A	288	10,401
Burford Capital, Ltd.	8,276	109,610
Coeur Mining, Inc. (A)	9,487	56,163
Diversified Energy Company PLC	1,929	26,178
Energy Fuels, Inc. (A)	3,431	12,798
Energy Fuels, Inc. (Toronto Stock Exchange) (A)	730	2,704
Frontage Holdings Corp. (A)(D)	14,000	2,205
Primo Brands Corp.	1,252	44,433
PureTech Health PLC (A)	8,318	15,500
REC Silicon ASA (A)	16,036	1,858
Reliance Worldwide Corp., Ltd.	33,532	94,817
Samsonite Group SA (D)	41,100	97,478
SSR Mining, Inc. (A)	8,907	89,253
Viemed Healthcare, Inc. (A)	2,600	18,928
		632,370
TOTAL COMMON STOCKS (Cost $101,270,507)		$92,919,972
International Small Company Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	$38,838
Einhell Germany AG	219	15,278
FUCHS SE	2,954	142,329
Jungheinrich AG	2,336	81,525
Sixt SE	838	50,888
STO SE & Company KGaA	163	22,393
Villeroy & Boch AG	625	11,792
		363,043
TOTAL PREFERRED SECURITIES (Cost $312,065)		$363,043
RIGHTS - 0.0%
CSI Properties, Ltd. (Expiration Date: 4-8-25; Strike Price: HKD 0.18)	220,559	283
Elia Group SA/NV (Expiration Date: 4-4-25; Strike Price: EUR 61.88)	718	3,503
Intercell AG (A)(C)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$3,786
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (A)	4,093	104
CSI Properties, Ltd. (Expiration Date: 12-31-29; Strike Price: HKD 0.22)	12,253	0
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	893
TOTAL WARRANTS (Cost $0)		$997
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 4.2232% (F)(G)	302,613	3,027,008
TOTAL SHORT-TERM INVESTMENTS (Cost $3,027,090)		$3,027,008
Total Investments (International Small Company Trust) (Cost $104,609,662) - 101.3%		$96,314,806
Other assets and liabilities, net - (1.3%)		(1,201,658)
TOTAL NET ASSETS - 100.0%		$95,113,148
Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
Security Abbreviations and Legend
CPI	Consumer Price Index
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,833,173.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Jun 2025	$742,389	$724,710	$(17,679)
						$(17,679)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 64.3%
U.S. Government – 34.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,070,503
1.875%, 11/15/2051	4,890,000	2,812,705
2.250%, 08/15/2046	4,745,000	3,191,383
2.500%, 02/15/2045 (A)	1,619,000	1,167,261
2.500%, 02/15/2046	648,000	460,839
3.000%, 11/15/2045 to 08/15/2052	9,722,000	7,452,372
3.125%, 05/15/2048	3,205,000	2,494,767
3.375%, 08/15/2042	800,000	685,844
3.625%, 05/15/2053	620,000	522,253
3.750%, 11/15/2043 (A)	2,253,000	2,011,507
4.250%, 08/15/2054	2,256,000	2,129,453
4.375%, 11/15/2039	1,170,000	1,164,104
U.S. Treasury Inflation Protected Securities
0.250%, 02/15/2050	1,365,073	832,854
0.625%, 02/15/2043	96,699	74,340
0.750%, 02/15/2042 to 02/15/2045	3,600,986	2,828,029
1.000%, 02/15/2046	395,424	311,785
1.375%, 02/15/2044	1,321,877	1,150,444
1.750%, 01/15/2034	2,598,573	2,594,078
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,186,015
1.875%, 02/15/2032	3,110,000	2,700,598
2.750%, 08/15/2032	2,945,000	2,692,604
3.375%, 05/15/2033	1,025,000	970,907
3.875%, 08/15/2033	1,805,000	1,769,041
4.000%, 12/15/2027 to 02/15/2034	6,845,000	6,816,392
4.125%, 11/30/2031	1,830,000	1,835,790
4.250%, 11/15/2034	6,975,000	6,995,707
4.375%, 05/15/2034	1,895,000	1,920,612
4.500%, 05/15/2027 (A)	7,316,000	7,402,878
4.500%, 11/15/2033	2,525,000	2,585,363
		73,830,428
U.S. Government Agency – 30.1%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,542,831	2,030,947
2.500%, 01/01/2052 to 05/01/2052	3,703,655	3,088,582
3.000%, 12/01/2046 to 04/01/2048	216,908	191,531
3.500%, 03/01/2048 to 06/01/2048	575,769	526,251
5.000%, 12/01/2034	55,243	55,926
5.500%, 05/01/2054 to 07/01/2054	4,981,216	4,976,987
6.500%, 04/01/2029 to 08/01/2034	3,598	3,786
7.500%, 12/01/2025 to 05/01/2028	401	410
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051	7,631,524	6,095,262
2.500%, TBA (B)	3,100,000	2,577,844
2.500%, 07/01/2030 to 04/01/2050	1,086,509	934,418
2.660%, 03/01/2027	737,111	717,433
3.000%, TBA (B)	1,400,000	1,213,570
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, 08/01/2043 to 05/01/2048		$2,549,628	$2,341,505
4.000%, TBA (B)		3,700,000	3,449,527
4.500%, TBA (B)		1,500,000	1,435,488
5.000%, 10/01/2054		2,550,527	2,500,362
5.500%, 11/01/2053		4,977,780	4,981,915
6.000%, TBA (B)		8,630,000	8,764,833
Government National Mortgage Association
2.000%, 12/20/2050		2,332,241	1,908,379
3.000%, TBA (B)		2,800,000	2,480,060
3.000%, 04/20/2051 to 05/20/2051		1,877,045	1,668,591
3.500%, TBA (B)		4,200,000	3,842,958
4.000%, TBA (B)		2,600,000	2,434,287
4.000%, 11/15/2040 to 02/15/2042		15,419	14,883
4.500%, 05/20/2052 to 09/20/2052		4,126,152	3,981,708
5.000%, TBA (B)		2,900,000	2,852,908
6.000%, 08/15/2032 to 04/15/2035		19,485	20,089
6.500%, 06/15/2028 to 02/15/2035		7,213	7,370
7.000%, 11/15/2031 to 11/15/2033		29,284	29,788
			65,127,598
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,432,019)			$138,958,026
FOREIGN GOVERNMENT OBLIGATIONS – 3.0%
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		200,000	173,740
5.000%, 07/15/2032 (C)		200,000	196,300
			370,040
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	4,983,000	738,759
Bulgaria – 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	105,000	64,318
4.875%, 05/13/2036		150,000	174,901
			239,219
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051		165,000	93,451
Colombia – 0.2%
Republic of Colombia
5.000%, 06/15/2045		$200,000	134,250
7.750%, 11/07/2036		200,000	194,164
			328,414

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		$200,000	$204,800
Hungary – 0.2%
Republic of Hungary 1.625%, 04/28/2032	EUR	465,000	427,365
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		380,000	329,331
Israel – 0.1%
State of Israel 5.375%, 02/19/2030		$200,000	201,462
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	225,000	215,142
Mexico – 0.6%
Government of Mexico
6.000%, 05/07/2036		$680,000	656,846
6.350%, 02/09/2035		200,000	200,342
6.875%, 05/13/2037		200,000	204,720
7.375%, 05/13/2055		215,000	219,623
			1,281,531
North Macedonia – 0.1%
Republic of North Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	285,474
Panama – 0.1%
Republic of Panama 4.500%, 04/16/2050		$200,000	126,930
Peru – 0.1%
Republic of Peru
3.000%, 01/15/2034		35,000	29,005
5.375%, 02/08/2035		165,000	161,733
5.875%, 08/08/2054		110,000	106,377
			297,115
Philippines – 0.1%
Republic of the Philippines 1.750%, 04/28/2041	EUR	200,000	149,760
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	218,433
2.750%, 04/14/2041		815,000	533,889
5.750%, 03/24/2035 (C)		$40,000	36,150
5.875%, 01/30/2029 (C)		86,000	85,637
7.500%, 02/10/2037		50,000	50,846
			924,955
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 5.375%, 01/13/2031 (C)		200,000	204,880
Uruguay – 0.0%
Republic of Uruguay 4.375%, 01/23/2031		110,000	108,049
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,668,276)			$6,526,677
CORPORATE BONDS – 22.4%
Communication services – 1.9%
AT&T, Inc. 3.550%, 09/15/2055		163,000	110,466
Charter Communications Operating LLC
2.250%, 01/15/2029		25,000	22,516
2.300%, 02/01/2032		20,000	16,193
2.800%, 04/01/2031		40,000	34,536
5.050%, 03/30/2029		55,000	54,746
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
2.887%, 11/01/2051	$100,000	$60,987
3.750%, 04/01/2040	215,000	176,359
Cox Communications, Inc.
2.600%, 06/15/2031 (C)	130,000	111,926
5.450%, 09/01/2034 (C)	100,000	97,677
5.950%, 09/01/2054 (C)	65,000	60,270
Discovery Communications LLC 3.625%, 05/15/2030	50,000	44,982
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	192,858
Lamar Media Corp.
3.625%, 01/15/2031	315,000	281,536
4.000%, 02/15/2030	120,000	111,139
Paramount Global
4.950%, 05/19/2050	5,000	3,831
5.250%, 04/01/2044	115,000	92,500
5.850%, 09/01/2043	40,000	35,024
Sirius XM Radio LLC
4.000%, 07/15/2028 (C)	165,000	153,946
4.125%, 07/01/2030 (C)	400,000	355,297
Time Warner Cable LLC 4.500%, 09/15/2042	365,000	278,040
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	140,097
4.700%, 01/15/2035	25,000	24,058
5.050%, 07/15/2033	35,000	34,764
5.125%, 05/15/2032	55,000	55,346
5.750%, 01/15/2034	55,000	57,291
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	435,000	383,252
5.050%, 03/15/2042	55,000	43,989
5.141%, 03/15/2052	380,000	277,019
5.391%, 03/15/2062	255,000	184,593
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	66,878
3.750%, 12/01/2029 (C)	85,000	79,225
3.875%, 07/15/2030 (C)	450,000	415,604
		4,056,945
Consumer discretionary – 0.9%
AutoZone, Inc.
4.750%, 08/01/2032 to 02/01/2033	45,000	44,087
5.400%, 07/15/2034	25,000	25,259
6.550%, 11/01/2033	30,000	32,647
Howard University
2.701%, 10/01/2029	100,000	90,136
2.801%, 10/01/2030	100,000	88,717
3.476%, 10/01/2041	120,000	89,376
Mercedes-Benz Finance North America LLC 4.900%, 11/15/2027 (C)	150,000	150,740
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	26,000	25,466
Service Corp. International
3.375%, 08/15/2030	335,000	298,547
5.125%, 06/01/2029	282,000	274,637
5.750%, 10/15/2032	105,000	103,187
Tapestry, Inc.
5.100%, 03/11/2030	65,000	64,967
5.500%, 03/11/2035	120,000	118,573
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	160,488
5.750%, 01/15/2028 (C)	302,000	301,281

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The William Carter Company 5.625%, 03/15/2027 (C)	$105,000	$104,271
		1,972,379
Consumer staples – 1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	45,000	45,451
Bacardi, Ltd. 5.400%, 06/15/2033 (C)	100,000	97,969
Bacardi-Martini BV 6.000%, 02/01/2035 (C)	100,000	100,863
BAT Capital Corp.
5.625%, 08/15/2035	145,000	145,571
5.834%, 02/20/2031	90,000	93,576
Cencosud SA 5.950%, 05/28/2031 (C)	200,000	203,558
JBS USA LUX SA 5.950%, 04/20/2035 (C)	75,000	77,085
Kraft Heinz Foods Company 5.200%, 03/15/2032	105,000	106,162
Mars, Inc.
5.000%, 03/01/2032 (C)	300,000	301,297
5.200%, 03/01/2035 (C)	45,000	45,225
5.650%, 05/01/2045 (C)	95,000	95,207
Minerva Luxembourg SA 4.375%, 03/18/2031	245,000	214,118
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	68,000	68,110
Philip Morris International, Inc.
4.375%, 11/01/2027	135,000	134,942
4.750%, 11/01/2031	125,000	124,629
5.125%, 02/15/2030 to 02/13/2031	255,000	259,912
5.375%, 02/15/2033	60,000	61,195
5.625%, 11/17/2029 to 09/07/2033	145,000	150,374
Pilgrim's Pride Corp. 4.250%, 04/15/2031	75,000	70,437
Tyson Foods, Inc. 5.400%, 03/15/2029	20,000	20,455
		2,416,136
Energy – 2.3%
Aker BP ASA
5.800%, 10/01/2054 (C)	150,000	136,781
6.000%, 06/13/2033 (C)	150,000	152,964
APA Corp. 6.750%, 02/15/2055 (C)	90,000	88,034
BP Capital Markets America, Inc.
2.939%, 06/04/2051	15,000	9,464
4.812%, 02/13/2033	45,000	44,247
4.893%, 09/11/2033	100,000	98,532
4.989%, 04/10/2034	145,000	143,575
Columbia Pipelines Holding Company LLC
5.097%, 10/01/2031 (C)	41,000	40,509
6.042%, 08/15/2028 (C)	160,000	165,486
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	40,000	41,565
6.036%, 11/15/2033 (C)	40,000	41,298
ConocoPhillips Company
3.800%, 03/15/2052	22,000	16,275
4.025%, 03/15/2062	35,000	25,558
5.300%, 05/15/2053	30,000	28,065
5.550%, 03/15/2054	25,000	24,208
5.650%, 01/15/2065	95,000	91,691
5.700%, 09/15/2063	120,000	116,782
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Coterra Energy, Inc. 5.400%, 02/15/2035	$65,000	$63,970
Diamondback Energy, Inc.
5.550%, 04/01/2035	60,000	60,236
5.750%, 04/18/2054	25,000	23,569
5.900%, 04/18/2064	65,000	61,145
6.250%, 03/15/2053	35,000	35,045
Ecopetrol SA
4.625%, 11/02/2031	230,000	191,606
7.750%, 02/01/2032	175,000	171,793
8.375%, 01/19/2036	345,000	336,144
Enbridge, Inc.
3.125%, 11/15/2029	105,000	97,671
5.625%, 04/05/2034	95,000	96,505
5.700%, 03/08/2033	20,000	20,527
Energy Transfer LP
5.250%, 07/01/2029	45,000	45,655
5.700%, 04/01/2035	155,000	156,147
6.400%, 12/01/2030	70,000	74,599
Enterprise Products Operating LLC 3.300%, 02/15/2053	40,000	26,712
EOG Resources, Inc. 5.650%, 12/01/2054	75,000	74,128
Equinor ASA 3.625%, 04/06/2040	125,000	104,660
Hess Corp.
7.125%, 03/15/2033	200,000	226,241
7.300%, 08/15/2031	55,000	62,246
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)	50,000	47,039
6.500%, 06/01/2029 (C)	135,000	137,684
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	231,563
Matador Resources Company 6.500%, 04/15/2032 (C)	55,000	54,507
ONEOK, Inc.
3.100%, 03/15/2030	10,000	9,206
3.400%, 09/01/2029	20,000	18,872
4.400%, 10/15/2029	55,000	54,017
5.850%, 11/01/2064	100,000	93,998
6.100%, 11/15/2032	30,000	31,429
7.150%, 01/15/2051	10,000	10,862
Patterson-UTI Energy, Inc. 7.150%, 10/01/2033 (D)	95,000	100,106
Shell Finance US, Inc.
3.250%, 04/06/2050	75,000	51,768
4.000%, 05/10/2046	15,000	12,015
Shell International Finance BV
2.875%, 11/26/2041	55,000	39,696
3.000%, 11/26/2051	50,000	32,466
Targa Resources Corp. 5.550%, 08/15/2035	75,000	74,896
Targa Resources Partners LP
4.000%, 01/15/2032	110,000	101,503
4.875%, 02/01/2031	20,000	19,579
TotalEnergies Capital SA
5.425%, 09/10/2064	140,000	131,835
5.638%, 04/05/2064	170,000	166,000
Viper Energy, Inc. 5.375%, 11/01/2027 (C)	257,000	254,616
Whistler Pipeline LLC
5.400%, 09/30/2029 (C)	10,000	10,079
5.700%, 09/30/2031 (C)	85,000	85,988
5.950%, 09/30/2034 (C)	45,000	45,490
		5,008,847

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 6.6%
American Express Company 5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031		$160,000	$162,023
Ameriprise Financial, Inc. 5.200%, 04/15/2035		110,000	109,744
Ares Capital Corp. 5.800%, 03/08/2032		160,000	159,039
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	192,908
2.717%, 01/07/2029 (C)		55,000	50,856
4.721%, 10/08/2029 (C)		140,000	138,124
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	112,639
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	113,273
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	103,189
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		270,000	231,032
2.482%, (2.482% to 9-21-31, then 5 Year CMT + 1.200%), 09/21/2036		130,000	108,417
2.572%, (2.572% to 10-20-31, then Overnight SOFR + 1.210%), 10/20/2032		75,000	64,706
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		185,000	166,165
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032		300,000	264,044
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	100,831
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		135,000	134,441
5.162%, (5.162% to 1-24-30, then Overnight SOFR + 1.000%), 01/24/2031		100,000	101,378
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035		155,000	152,078
5.744%, (5.744% to 2-12-35, then Overnight SOFR + 1.697%), 02/12/2036		70,000	69,866
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027		35,000	35,683
Bank of Ireland Group PLC 6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)		345,000	347,383
Blackstone Private Credit Fund 6.000%, 01/29/2032		175,000	173,501
Block, Inc.
3.500%, 06/01/2031		125,000	109,901
6.500%, 05/15/2032 (C)		407,000	411,103
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA 5.283%, (5.283% to 11-19-29, then Overnight SOFR + 1.280%), 11/19/2030 (C)	$220,000	$222,309
BPCE SA 5.876%, (5.876% to 1-14-30, then Overnight SOFR + 1.680%), 01/14/2031 (C)	250,000	256,024
Capital One Financial Corp.
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030	120,000	112,499
5.247%, (5.247% to 7-26-29, then Overnight SOFR + 2.600%), 07/26/2030	20,000	20,130
6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	60,000	61,263
6.183%, (6.183% to 1-30-35, then Overnight SOFR + 2.036%), 01/30/2036	35,000	34,919
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	190,000	211,606
Caterpillar Financial Services Corp. 4.700%, 11/15/2029	220,000	222,252
Citigroup, Inc. 5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	45,000	45,586
Citizens Financial Group, Inc.
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	35,000	35,629
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	40,000	42,562
CNO Global Funding 4.875%, 12/10/2027 (C)	140,000	140,332
Corebridge Global Funding
4.900%, 12/03/2029 (C)	110,000	110,016
5.200%, 06/24/2029 (C)	70,000	71,133
Credit Agricole SA
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (C)	250,000	255,762
6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	255,563
Discover Financial Services 7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	95,000	108,586
Equitable Financial Life Global Funding
1.800%, 03/08/2028 (C)	95,000	87,771
5.000%, 03/27/2030 (C)	80,000	80,340
Equitable Holdings, Inc. 4.350%, 04/20/2028	120,000	118,970
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	238,744
5.625%, 01/01/2030 (C)	220,000	213,318
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	727,434

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029		$210,000	$192,427
5.402%, (5.402% to 8-11-32, then Overnight SOFR + 2.870%), 08/11/2033		265,000	267,896
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032		115,000	99,459
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032		40,000	35,145
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030		65,000	62,547
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029		190,000	186,749
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028		185,000	184,813
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035		30,000	29,358
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	186,674
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035		215,000	215,859
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	178,570
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		260,000	262,768
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036		50,000	51,077
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	201,134
6.070%, (6.070% to 10-22-26, then Overnight SOFR + 1.330%), 10/22/2027		115,000	117,715
M&T Bank Corp. 7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029		40,000	43,092
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		70,000	66,468
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	104,076
Metropolitan Life Global Funding I 2.400%, 01/11/2032 (C)		$240,000	205,295
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		10,000	8,379
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032	$200,000	$167,564
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	85,000	72,374
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028	155,000	153,877
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	50,000	50,813
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	55,000	56,253
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	160,000	164,953
6.407%, (6.407% to 11-1-28, then Overnight SOFR + 1.830%), 11/01/2029	270,000	284,980
MSCI, Inc. 3.625%, 11/01/2031 (C)	192,000	173,337
National Rural Utilities Cooperative Finance Corp. 4.950%, 02/07/2030	105,000	106,379
OTP Bank NYRT 7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027	200,000	205,630
Royal Bank of Canada 5.153%, (5.153% to 2-4-30, then Overnight SOFR + 1.030%), 02/04/2031	175,000	177,119
Santander UK Group Holdings PLC 5.694%, (5.694% to 4-15-30, then SOFR Compounded Index + 1.524%), 04/15/2031	200,000	204,156
Sixth Street Lending Partners 6.125%, 07/15/2030 (C)	120,000	120,777
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	200,000	214,123
The Bank of New York Mellon Corp.
4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	50,000	50,716
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032	75,000	75,788
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035	45,000	45,301
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029	20,000	21,159
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032	20,000	17,130
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	17,463

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	$65,000	$64,842
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	140,000	139,139
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	53,479
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	185,000	186,533
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	90,000	92,843
UBS Group AG 6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (C)	270,000	289,292
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	100,000	90,128
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	270,000	248,841
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	250,000	224,306
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	200,000	197,122
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	70,000	71,174
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	110,000	111,496
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	70,000	71,903
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	80,909
		14,286,472
Health care – 1.7%
AbbVie, Inc. 4.950%, 03/15/2031	35,000	35,559
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	120,000	110,787
4.625%, 07/15/2028 (C)	375,000	361,421
Bristol-Myers Squibb Company 5.550%, 02/22/2054	75,000	73,912
Cardinal Health, Inc. 5.000%, 11/15/2029	215,000	216,757
Cencora, Inc. 4.850%, 12/15/2029	170,000	170,841
Centene Corp.
2.500%, 03/01/2031	190,000	160,186
2.625%, 08/01/2031	180,000	151,293
3.375%, 02/15/2030	5,000	4,522
4.250%, 12/15/2027	50,000	48,789
4.625%, 12/15/2029	585,000	560,476
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CommonSpirit Health 3.347%, 10/01/2029	$60,000	$56,550
CVS Health Corp.
1.750%, 08/21/2030	20,000	16,948
1.875%, 02/28/2031	30,000	25,090
2.125%, 09/15/2031	70,000	58,337
3.250%, 08/15/2029	55,000	51,357
3.750%, 04/01/2030	40,000	37,748
4.125%, 04/01/2040	37,000	30,087
4.780%, 03/25/2038	35,000	31,404
Eli Lilly & Company
4.200%, 08/14/2029	45,000	44,738
5.500%, 02/12/2055	65,000	65,813
Gilead Sciences, Inc. 4.800%, 11/15/2029	145,000	146,458
Hologic, Inc. 3.250%, 02/15/2029 (C)	528,000	487,061
Humana, Inc. 5.550%, 05/01/2035	105,000	103,802
Smith & Nephew PLC 2.032%, 10/14/2030	105,000	90,661
Solventum Corp. 5.400%, 03/01/2029	185,000	188,721
UnitedHealth Group, Inc.
2.750%, 05/15/2040	155,000	111,982
3.500%, 08/15/2039	70,000	56,961
4.950%, 05/15/2062	30,000	26,051
5.375%, 04/15/2054	125,000	118,757
5.750%, 07/15/2064	25,000	24,588
5.875%, 02/15/2053	10,000	10,143
6.050%, 02/15/2063	30,000	30,905
		3,708,705
Industrials – 1.6%
AGCO Corp. 5.450%, 03/21/2027	25,000	25,307
BAE Systems PLC 5.125%, 03/26/2029 (C)	200,000	203,080
Builders FirstSource, Inc.
4.250%, 02/01/2032 (C)	235,000	210,235
5.000%, 03/01/2030 (C)	225,000	215,046
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	620,000	611,223
6.375%, 02/01/2031 (C)	35,000	35,374
International Airport Finance SA 12.000%, 03/15/2033 (C)	300,005	319,797
L3Harris Technologies, Inc.
5.050%, 06/01/2029	30,000	30,388
5.500%, 08/15/2054	58,000	55,979
Otis Worldwide Corp. 2.565%, 02/15/2030	160,000	144,810
Penske Truck Leasing Company LP 4.000%, 07/15/2025 (C)	90,000	89,787
Regal Rexnord Corp. 6.050%, 04/15/2028	130,000	133,364
Republic Services, Inc.
1.450%, 02/15/2031	25,000	20,821
4.875%, 04/01/2029	60,000	60,768
5.150%, 03/15/2035	65,000	65,395
5.200%, 11/15/2034	80,000	80,856
RTX Corp. 4.125%, 11/16/2028	77,000	75,914
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	527,976
The Boeing Company
2.950%, 02/01/2030	45,000	40,989

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
3.200%, 03/01/2029	$35,000	$32,861
3.750%, 02/01/2050	10,000	7,009
5.150%, 05/01/2030	60,000	60,372
6.388%, 05/01/2031	55,000	58,609
6.528%, 05/01/2034	20,000	21,430
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	32,293
5.500%, 05/15/2027	32,000	31,885
Veralto Corp. 5.500%, 09/18/2026	45,000	45,552
Waste Management, Inc.
3.875%, 01/15/2029 (C)	110,000	107,506
4.950%, 03/15/2035	125,000	124,374
		3,469,000
Information technology – 2.2%
Broadcom, Inc.
4.150%, 02/15/2028	170,000	168,558
5.050%, 07/12/2029	65,000	65,903
Cisco Systems, Inc.
4.750%, 02/24/2030	145,000	147,315
4.950%, 02/26/2031	105,000	107,107
5.350%, 02/26/2064	50,000	48,615
Dell International LLC 5.300%, 04/01/2032	175,000	176,123
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	367,023
Foundry JV Holdco LLC 6.150%, 01/25/2032 (C)	200,000	207,923
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	189,225
Gen Digital, Inc.
6.250%, 04/01/2033 (C)	315,000	313,567
6.750%, 09/30/2027 (C)	220,000	222,703
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	50,949
5.250%, 12/01/2027 (C)	454,000	450,145
IBM Corp. 4.800%, 02/10/2030	175,000	176,276
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	415,000	418,248
Intel Corp.
3.100%, 02/15/2060	60,000	33,275
3.250%, 11/15/2049	56,000	35,134
3.734%, 12/08/2047	235,000	163,810
4.750%, 03/25/2050	10,000	8,057
5.700%, 02/10/2053	10,000	9,192
5.900%, 02/10/2063	20,000	18,744
Marvell Technology, Inc. 2.450%, 04/15/2028	100,000	93,693
Microchip Technology, Inc.
4.900%, 03/15/2028	135,000	135,404
5.050%, 02/15/2030	85,000	84,870
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	536,700
6.900%, 12/01/2027 (C)	100,000	103,500
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	52,987
Oracle Corp.
2.950%, 04/01/2030	10,000	9,187
3.850%, 04/01/2060	205,000	140,863
4.100%, 03/25/2061	30,000	21,440
5.250%, 02/03/2032	30,000	30,387
5.500%, 09/27/2064	75,000	67,989
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Qorvo, Inc. 3.375%, 04/01/2031 (C)	$145,000	$127,115
Qualcomm, Inc. 4.800%, 05/20/2045	40,000	36,647
		4,818,674
Materials – 1.0%
Ball Corp. 6.000%, 06/15/2029	735,000	743,713
DuPont de Nemours, Inc. 5.319%, 11/15/2038	40,000	41,248
Glencore Funding LLC
5.371%, 04/04/2029 (C)	135,000	137,204
5.673%, 04/01/2035 (C)	30,000	30,102
6.375%, 10/06/2030 (C)	170,000	180,230
NOVA Chemicals Corp. 7.000%, 12/01/2031 (C)	90,000	93,835
OCP SA 7.500%, 05/02/2054	210,000	214,998
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	123,071
Rio Tinto Finance USA PLC
5.000%, 03/14/2032	35,000	35,156
5.875%, 03/14/2065	100,000	101,138
Standard Building Solutions, Inc. 6.500%, 08/15/2032 (C)	15,000	14,996
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,695
4.375%, 07/15/2030 (C)	410,000	378,331
		2,102,717
Real estate – 0.3%
American Tower Corp.
2.700%, 04/15/2031	30,000	26,521
3.800%, 08/15/2029	30,000	28,805
Cousins Properties LP 5.375%, 02/15/2032	70,000	69,711
Crown Castle, Inc.
3.800%, 02/15/2028	5,000	4,866
4.800%, 09/01/2028	105,000	104,798
GLP Capital LP 5.300%, 01/15/2029	30,000	30,043
Iron Mountain, Inc. 6.250%, 01/15/2033 (C)	325,000	321,868
		586,612
Utilities – 2.8%
Alabama Power Company
3.450%, 10/01/2049	120,000	84,994
4.150%, 08/15/2044	105,000	87,027
5.100%, 04/02/2035	20,000	19,997
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054	65,000	66,303
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	83,561
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	78,971
5.500%, 03/15/2055	110,000	106,803
Dominion Energy, Inc.
3.375%, 04/01/2030	20,000	18,691
5.000%, 06/15/2030	140,000	140,688
Duke Energy Carolinas LLC 4.850%, 03/15/2030	30,000	30,303
Duke Energy Corp.
2.550%, 06/15/2031	305,000	266,349

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
3.300%, 06/15/2041	$50,000	$37,016
5.000%, 08/15/2052	25,000	21,809
5.450%, 06/15/2034	5,000	5,068
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	99,561
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	48,790
3.250%, 10/01/2049	105,000	71,146
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	58,109
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	93,816
4.000%, 04/01/2052	65,000	49,859
5.050%, 03/15/2035	85,000	84,592
5.550%, 03/15/2055	70,000	68,471
Edison International
5.250%, 11/15/2028	152,000	149,876
6.250%, 03/15/2030	25,000	25,320
6.950%, 11/15/2029 (D)	140,000	145,543
Evergy, Inc. 2.900%, 09/15/2029	75,000	69,292
Eversource Energy
5.125%, 05/15/2033	230,000	227,384
5.500%, 01/01/2034	40,000	40,186
Georgia Power Company
4.300%, 03/15/2042	75,000	64,338
4.550%, 03/15/2030	120,000	119,858
5.200%, 03/15/2035	75,000	75,501
Greensaif Pipelines Bidco Sarl 6.510%, 02/23/2042 (C)	200,000	208,879
Jersey Central Power & Light Company 5.100%, 01/15/2035 (C)	35,000	34,602
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	29,000	29,714
Monongahela Power Company 5.850%, 02/15/2034 (C)	15,000	15,479
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	119,428
2.250%, 06/01/2030	145,000	128,288
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	65,000	64,292
NiSource, Inc.
3.490%, 05/15/2027	85,000	83,248
5.400%, 06/30/2033	35,000	35,155
NSTAR Electric Company 5.400%, 06/01/2034	85,000	86,447
Ohio Edison Company 5.500%, 01/15/2033 (C)	55,000	55,707
Oncor Electric Delivery Company LLC 5.350%, 04/01/2035 (C)	105,000	106,169
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	292,266
5.450%, 06/15/2027	10,000	10,102
5.900%, 06/15/2032	25,000	25,497
6.100%, 01/15/2029	95,000	98,145
Public Service Company of Oklahoma 5.200%, 01/15/2035	120,000	118,533
Public Service Electric & Gas Company 5.450%, 03/01/2054	55,000	53,979
Public Service Enterprise Group, Inc.
4.900%, 03/15/2030	110,000	110,520
5.450%, 04/01/2034	15,000	15,151
6.125%, 10/15/2033	50,000	52,711
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Puget Energy, Inc.
2.379%, 06/15/2028	$95,000	$88,318
3.650%, 05/15/2025	180,000	179,673
4.100%, 06/15/2030	22,000	21,012
4.224%, 03/15/2032	8,000	7,448
5.725%, 03/15/2035 (C)	175,000	174,713
San Diego Gas & Electric Company 5.400%, 04/15/2035	105,000	105,750
Southern California Edison Company
3.650%, 02/01/2050	35,000	24,269
4.000%, 04/01/2047	70,000	52,269
4.650%, 10/01/2043	20,000	16,743
5.200%, 06/01/2034	30,000	29,289
5.450%, 03/01/2035	45,000	44,558
5.950%, 11/01/2032	20,000	20,536
Southern California Gas Company 5.600%, 04/01/2054	110,000	106,710
The Brooklyn Union Gas Company 3.865%, 03/04/2029 (C)	55,000	53,014
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	24,325
5.000%, 04/01/2033 to 01/15/2034	300,000	296,754
5.050%, 08/15/2034	50,000	49,462
5.150%, 03/15/2035	110,000	109,187
5.350%, 01/15/2054	50,000	47,022
5.650%, 03/15/2055	20,000	19,648
Wisconsin Power and Light Company 5.375%, 03/30/2034	30,000	30,383
Xcel Energy, Inc.
4.600%, 06/01/2032	85,000	81,943
4.750%, 03/21/2028	80,000	80,300
5.600%, 04/15/2035	90,000	90,356
		6,037,216
TOTAL CORPORATE BONDS (Cost $48,893,461)		$48,463,703
MUNICIPAL BONDS – 1.3%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	146,058
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	120,265
County of Riverside (California) 3.070%, 02/15/2028	600,000	579,584
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	255,794
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	25,000	22,497
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	88,000	96,337
New York Transportation Development Corp. 4.248%, 09/01/2035	485,000	472,174
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	720,722
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	505,805
TOTAL MUNICIPAL BONDS (Cost $3,100,495)		$2,919,236

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.4%
Commercial and residential – 9.1%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.741%, 09/15/2034 (C)(E)	$214,000	$206,051
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	60,829	57,706
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	107,938	92,824
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	105,365	88,402
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	249,803	215,458
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	401,053	332,070
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	184,761	163,692
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter), 4.500%, 05/25/2067 (C)	452,738	446,363
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	118,591	114,209
BANK
Series 2017-BNK8, Class XA IO, 0.707%, 11/15/2050	3,615,975	55,340
Series 2019-BN18, Class XA IO, 0.882%, 05/15/2062	1,384,137	41,245
Series 2019-BN20, Class XA IO, 0.807%, 09/15/2062	2,171,631	67,092
Series 2019-BN22, Class XA IO, 0.579%, 11/15/2062	2,385,599	56,153
Series 2019-BN23, Class XA IO, 0.683%, 12/15/2052	1,896,111	50,616
Series 2019-BN24, Class XA IO, 0.633%, 11/15/2062	1,164,807	30,636
Series 2020-BN28, Class XA IO, 1.759%, 03/15/2063	2,510,459	190,796
Series 2023-BNK45, Class XA IO, 0.996%, 02/15/2056	990,510	56,375
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.449%, 02/15/2050	2,613,078	51,692
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	100,699
Series 2024-C24, Class XA IO, 1.625%, 02/15/2057	996,403	100,651
Series 2025-C32, Class XA, 1.130%, 02/15/2062	999,786	87,040
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.528%, 01/15/2051	852,233	10,141
Series 2018-B4, Class XA IO, 0.469%, 07/15/2051	2,017,685	23,493
Series 2018-B8, Class XA IO, 0.620%, 01/15/2052	4,382,976	79,374
Series 2019-B10, Class XA IO, 1.221%, 03/15/2062	2,627,568	106,932
Series 2019-B12, Class XA IO, 1.066%, 08/15/2052	993,005	29,376
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	514,969
Series 2020-B18, Class XA IO, 1.806%, 07/15/2053	639,341	33,320
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B22, Class XA IO, 1.503%, 01/15/2054	$1,152,385	$78,895
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	121,132	108,641
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class B (1 month CME Term SOFR + 2.340%) 6.659%, 08/15/2041 (C)(E)	420,000	420,131
BPR Trust
Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%), 7.551%, 08/15/2039 (C)(E)	275,000	274,924
Series 2024-PMDW, Class B, 5.850%, 11/05/2041 (C)(F)	100,000	101,232
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	58,014	53,856
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	44,416	42,594
BX Trust
Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%), 6.770%, 08/15/2039 (C)(E)	133,579	133,245
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 7.358%, 03/15/2041 (C)(E)	39,000	38,951
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.847%) 7.167%, 12/15/2037 (C)(E)	355,000	354,334
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class XA IO, 0.949%, 04/10/2048	398,581	4
Series 2016-C3, Class C, 4.010%, 11/15/2049 (F)	288,000	241,743
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	528,978	435,941
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	160,000	158,398
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	93,621
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(F)	100,000	89,449
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(F)	137,000	140,341
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	121,029	109,201
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	223,329	200,376
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	203,171	182,786
Series 2021-RPL4, Class A1, 4.102%, 12/27/2060 (C)(F)	118,618	118,213
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	517,229	461,100

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class XA IO, 0.639%, 06/15/2057	$2,052,820	$118
Series 2016-C6, Class A5, 3.090%, 01/15/2049	115,000	112,665
Series 2016-C6, Class XA IO, 1.853%, 01/15/2049	993,286	9,142
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.719%, 09/15/2053	482,806	21,926
DC Trust
Series 2024-HLTN, Class A, 5.727%, 04/13/2040 (C)(F)	90,000	91,185
Series 2024-HLTN, Class C, 7.036%, 04/13/2040 (C)(F)	45,000	45,937
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	68,230	60,324
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	77,615	63,811
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	231,010	200,877
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	152,519	129,787
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	196,614	168,468
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	132,485	122,068
GS Mortgage Securities Trust Series 2024-70P, Class B 5.318%, 03/10/2041 (C)(F)	295,000	296,902
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.555%, 05/10/2039 (C)(F)	130,000	132,005
Series 2024-T53, Class C, 7.088%, 05/10/2039 (C)(F)	100,000	102,010
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	149,602	124,565
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	486,861	455,005
IRV Trust Series 2025-200P, Class B 5.440%, 03/14/2047 (C)(F)	230,000	225,776
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	115,000	111,405
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (C)	160,000	142,483
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1 (4.750% to 4-25-25, then 5.750% thereafter), 4.750%, 04/25/2061 (C)	115,010	114,881
Series 2021-GS3, Class A1 (4.750% to 5-25-25, then 5.750% thereafter), 4.750%, 07/25/2061 (C)	154,483	154,046
Series 2021-GS4, Class A1 (4.650% to 8-25-25, then 5.650% thereafter), 4.650%, 11/25/2060 (C)	76,591	76,454
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	$16,065	$15,083
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	71,381	66,438
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	109,214	95,088
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A5 3.531%, 10/15/2048	140,000	138,958
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	547,400
Series 2017-H1, Class XA IO, 1.295%, 06/15/2050	613,745	11,241
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.883%, 12/15/2038 (C)(E)	150,000	142,606
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.773%, 06/17/2038 (C)(F)	100,000	95,868
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	115,836	111,484
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	127,226	121,233
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	119,853	114,650
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.935%, 06/25/2057 (C)(E)	102,345	103,483
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	86,353	83,740
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 5.185%, 01/25/2048 (C)(E)	127,767	124,684
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	119,535	112,925
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	31,593	29,995
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	48,207	45,815
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	317,604	274,248
NY Commercial Mortgage Trust Series 2025-299P, Class B 5.533%, 02/10/2047 (C)(F)	80,000	81,551
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%) 6.011%, 02/15/2042 (C)(E)	385,000	381,503
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	211,595	181,145
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	196,285	158,919
Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (C)(F)	116,128	96,640
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	550,721	487,959

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 07/25/2051 (C)	$143,730	$143,530
Series 2022-NPL1, Class A1 (5.981% to 12-25-25, then 6.981% thereafter), 5.981%, 01/25/2052 (C)	277,691	277,414
Series 2024-NPL5, Class A1 (5.963% to 9-25-27, then 8.963% to 9-25-28, then 9.963% thereafter), 5.963%, 09/25/2054 (C)	97,735	97,650
Series 2024-NPL7, Class A1 (5.925% to 10-25-27, then 8.925% to 10-25-28, then 9.925% thereafter), 5.925%, 10/25/2054 (C)	95,594	95,446
PRPM LLC
Series 2020-6, Class A1, 6.363%, 11/25/2025 (C)	49,121	49,189
Series 2021-4, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	197,014	197,046
Series 2024-3, Class A1 (6.994% to 5-25-27, then 9.994% to 5-25-28, then 10.994% thereafter), 6.994%, 05/25/2029 (C)	279,402	280,019
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	95,141	94,991
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	219,742	219,563
RFR Trust
Series 2025-SGRM, Class A, 5.562%, 03/11/2041 (C)(F)	423,094	426,130
Series 2025-SGRM, Class B, 5.863%, 03/11/2041 (C)(F)	335,000	335,636
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	615,975
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	297,118	240,166
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	138,250	128,510
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	46,658	43,412
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	304,572	263,921
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B (1 month CME Term SOFR + 1.593%) 5.903%, 04/15/2042 (C)(E)	155,000	154,710
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	554,405	478,503
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	80,099	71,005
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(F)	$107,723	$91,629
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	204,186	185,550
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	90,510	83,406
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	312,118	287,759
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	71,480	67,556
WBRK Mortgage Trust
Series 2025-WBRK, Class A, 5.867%, 03/05/2035 (C)	420,000	430,994
Series 2025-WBRK, Class B, 6.277%, 03/05/2035 (C)(F)	315,000	321,177
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.007%, 05/15/2048 (F)	40,000	38,514
Series 2015-NXS1, Class XA IO, 0.782%, 05/15/2048	433,895	4
Series 2015-NXS3, Class XA IO, 0.862%, 09/15/2057	2,393,158	3,405
Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	115,000	114,070
		19,662,067
U.S. Government Agency – 3.3%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	105,433	97,863
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 7.740%, 10/25/2041 (C)(E)	205,000	209,956
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 7.990%, 11/25/2041 (C)(E)	194,000	199,839
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 7.240%, 04/25/2042 (C)(E)	168,000	172,707
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.690%, 05/25/2042 (C)(E)	235,000	244,027
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 8.840%, 06/25/2042 (C)(E)	285,000	302,636
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 8.040%, 09/25/2042 (C)(E)	200,000	210,294
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 8.340%, 07/25/2042 (C)(E)	180,000	189,741
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.890%, 08/25/2042 (C)(E)	70,000	73,050
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.840%, 05/25/2043 (C)(E)	445,000	472,134
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.690%, 06/25/2043 (C)(E)	460,000	480,664

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3883, Class PB, 3.000%, 05/15/2041	$41,479	$39,606
Series 5055, Class DG, 1.500%, 12/25/2050	357,665	284,561
Series 5170, Class DP, 2.000%, 07/25/2050	343,941	299,675
Series K064, Class X1 IO, 0.590%, 03/25/2027	2,042,595	19,833
Series K068, Class A2, 3.244%, 08/25/2027	545,000	533,253
Series K104, Class X1 IO, 1.111%, 01/25/2030	1,270,742	55,487
Series K111, Class X1 IO, 1.568%, 05/25/2030	545,468	35,856
Series K114, Class X1 IO, 1.114%, 06/25/2030	1,590,275	76,678
Series K121, Class X1 IO, 1.018%, 10/25/2030	835,598	37,281
Series K122, Class X1 IO, 0.873%, 11/25/2030	472,171	18,722
Series K124, Class X1 IO, 0.716%, 12/25/2030	1,897,614	63,721
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	42,227	39,369
Series 2012-21, Class PQ, 2.000%, 09/25/2041	22,849	21,504
Series 2012-52, Class PA, 3.500%, 05/25/2042	38,517	36,960
Series 2015-48, Class QB, 3.000%, 02/25/2043	39,470	38,588
Series 2016-11, Class GA, 2.500%, 03/25/2046	63,613	58,828
Series 2016-38, Class NA, 3.000%, 01/25/2046	33,822	31,327
Series 2016-C07, Class 2M2 (30 day Average SOFR + 4.464%), 8.804%, 05/25/2029 (E)	106,413	110,563
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	237,070
Series 2017-26, Class CG, 3.500%, 07/25/2044	25,963	25,705
Series 2017-34, Class JK, 3.000%, 05/25/2047	20,795	20,288
Series 2017-35, Class AH, 3.500%, 04/25/2053	31,448	31,184
Series 2017-49, Class JA, 4.000%, 07/25/2053	37,198	36,947
Series 2017-84, Class KA, 3.500%, 04/25/2053	43,686	43,137
Series 2017-C01, Class 1M2 (30 day Average SOFR + 3.664%), 8.004%, 07/25/2029 (E)	61,283	62,858
Series 2018-23, Class LA, 3.500%, 04/25/2048	99,471	93,902
Series 2018-70, Class HA, 3.500%, 10/25/2056	62,839	61,370
Series 2019-12, Class HA, 3.500%, 11/25/2057	115,913	111,200
Series 2019-14, Class CA, 3.500%, 04/25/2049	111,582	106,898
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-45, Class PT, 3.000%, 08/25/2049	$103,493	$93,516
Series 2019-HRP1, Class M2 (30 day Average SOFR + 2.264%), 6.604%, 11/25/2039 (C)(E)	10,975	10,998
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 7.440%, 10/25/2041 (C)(E)	80,000	81,325
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	615,299
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 7.490%, 12/25/2041 (C)(E)	188,000	192,264
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.840%, 01/25/2042 (C)(E)	395,000	412,742
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.690%, 04/25/2043 (C)(E)	170,000	189,550
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 6.140%, 02/25/2044 (C)(E)	88,000	88,127
Series 415, Class A3, 3.000%, 11/25/2042	84,172	77,322
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.816%, 09/16/2035	6,607	8
Series 2013-37, Class LG, 2.000%, 01/20/2042	32,826	31,866
		7,078,299
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,516,528)		$26,740,366
ASSET-BACKED SECURITIES – 7.8%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	78,031	74,919
Affirm Asset Securitization Trust Series 2024-X2, Class B 5.330%, 12/17/2029 (C)	120,000	120,350
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	267,500
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.090%, 11/12/2027 (C)	56,131	56,169
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	101,192
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 6.493%, 03/13/2037 (C)(E)	395,000	395,028
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 6.650%, 04/25/2036 (C)(E)	270,000	270,003

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO, Ltd. Series 2022-4A, Class BR (3 month CME Term SOFR + 1.800%) 6.102%, 07/15/2037 (C)(E)	$250,000	$250,135
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	100,663
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	102,753
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	126,133	115,761
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	101,050
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	144,912	146,372
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	44,456	44,504
Credit Acceptance Auto Loan Trust Series 2024-1A, Class A 5.680%, 03/15/2034 (C)	180,000	182,198
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	136,961
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	348,845
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	157,809
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	552,181
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 6.703%, 10/17/2036 (C)(E)	365,000	365,039
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 6.558%, 04/16/2036 (C)(E)	250,000	250,020
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	138,280	136,466
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	568,608	561,986
Flagship Credit Auto Trust Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	66,073
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.890%, 04/16/2029 (C)	175,000	175,473
Series 2025-1A, Class B 4.980%, 07/16/2029 (C)	285,000	286,817
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 7.100%, 07/25/2036 (C)(E)	250,000	250,839
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (C)	145,000	145,722
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 6.593%, 04/21/2036 (C)(E)	250,000	250,003
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 6.067%, 02/19/2037 (C)(E)	$335,000	$334,193
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	120,841	107,157
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	175,777	154,455
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	223,890	227,744
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	289,288
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	24,931	24,629
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 6.643%, 04/20/2036 (C)(E)	270,000	270,003
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.900%, 05/15/2031 (C)	100,000	100,248
Series 2025-1A, Class B 5.040%, 05/15/2031 (C)	100,000	100,795
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	387,654	371,943
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	129,600	126,114
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	100,329	99,297
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	622,076	617,584
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	162,142	162,095
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (C)	300,000	280,222
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	391,956
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 6.952%, 10/15/2035 (C)(E)	520,000	521,095
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,926
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.980%, 02/15/2028	87,143	87,208
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	236,669
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (C)	170,000	171,872
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031 (C)	72,234	72,586
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	118,031

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 5.632%, 04/25/2034 (C)(E)	$655,000	$654,674
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	227,592
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	121,496
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	151,880
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	787,854
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 6.593%, 04/20/2036 (C)(E)	300,000	300,022
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.220%, 06/15/2028 (C)	99,261	99,512
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,596	372,280
Vantage Data Centers Issuer LLC Series 2024-1A, Class A 5.100%, 09/15/2054 (C)	465,000	459,128
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	256,559
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.694%, 04/15/2034 (C)(E)	655,000	655,117
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (4.992% to 8-25-25, then 5.992% thereafter) 4.992%, 08/25/2051 (C)	166,374	166,147
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter) 4.868%, 08/25/2051 (C)	365,430	364,931
Series 2021-NPL3, Class A1 6.240%, 02/27/2051 (C)	57,459	57,485
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	217,919	210,926
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (C)	635,247	554,808
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	185,904
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	110,000	111,531
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (C)	290,000	291,203
TOTAL ASSET-BACKED SECURITIES (Cost $16,808,611)		$16,972,990
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2232% (G)(H)	20,562	$205,679
Repurchase agreement – 2.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-25 at 4.370% to be repurchased at $4,700,571 on 4-1-25, collateralized by $4,931,500 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $4,794,052)	$4,700,000	4,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,905,682)		$4,905,679
Total Investments (Investment Quality Bond Trust) (Cost $260,325,072) – 113.5%		$245,486,677
Other assets and liabilities, net – (13.5%)		(29,233,911)
TOTAL NET ASSETS – 100.0%		$216,252,766
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $56,481,148 or 26.1% of the fund's net assets as of 3-31-25.
(D)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $201,616.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	120	Long	Jun 2025	$8,402,668	$8,447,443	$44,775
U.S. Treasury Long Bond Futures	23	Long	Jun 2025	2,732,285	2,697,469	(34,816)
10-Year Canada Government Bond Futures	70	Short	Jun 2025	(5,992,166)	(6,039,054)	(46,888)
10-Year U.S. Treasury Note Futures	71	Short	Jun 2025	(7,849,453)	(7,896,531)	(47,078)
2-Year U.S. Treasury Note Futures	56	Short	Jun 2025	(11,545,853)	(11,601,625)	(55,772)
5-Year U.S. Treasury Note Futures	19	Short	Jun 2025	(2,031,634)	(2,054,969)	(23,335)
Euro-Buxl Futures	8	Short	Jun 2025	(1,060,729)	(1,031,646)	29,083
Euro-OAT Futures	10	Short	Jun 2025	(1,322,830)	(1,326,647)	(3,817)
German Euro BUND Futures	31	Short	Jun 2025	(4,329,985)	(4,318,419)	11,566
Ultra 10-Year U.S. Treasury Note Futures	63	Short	Jun 2025	(7,100,520)	(7,189,875)	(89,355)
Ultra U.S. Treasury Bond Futures	32	Short	Jun 2025	(3,921,067)	(3,912,000)	9,067
						$(206,570)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	199,000	USD	217,090	CITI	6/18/2025	—	$(982)
EUR	169,000	USD	183,548	SSB	6/18/2025	—	(19)
USD	680,009	BRL	4,050,000	GSI	6/18/2025	—	(18,273)
USD	3,364,396	EUR	3,072,000	DB	6/18/2025	$28,291	—
						$28,291	$(19,274)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,552)	$356,398	$350,846
Centrally cleared	3,940,000	USD	Fixed 4.160%	USD Compounded SOFR	Annual	Annual	Mar 2045	(7,866)	(132,914)	(140,780)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,356)	519,292	511,936
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,174	57,412	61,586
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	626	161,436	162,062
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,818)	44,675	40,857
								$(19,792)	$1,006,299	$986,507
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,602,981	$467,414,378
Fixed income - 50.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	40,490,034	479,806,899
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,003,726,405)		$947,221,277
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (C)(D)	2	22
TOTAL SHORT-TERM INVESTMENTS (Cost $22)		$22
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,003,726,427) - 100.0%		$947,221,299
Other assets and liabilities, net - (0.0%)		(20,593)
TOTAL NET ASSETS - 100.0%		$947,200,706
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,737,101	$30,520,865
Fixed income - 80.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,384,786	123,059,716
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $168,666,229)		$153,580,581
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (C)(D)	142	1,424
TOTAL SHORT-TERM INVESTMENTS (Cost $1,424)		$1,424
Total Investments (Lifestyle Conservative Portfolio) (Cost $168,667,653) - 100.0%		$153,582,005
Other assets and liabilities, net - (0.0%)		(22,662)
TOTAL NET ASSETS - 100.0%		$153,559,343
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 69.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	194,467,158	$3,416,787,958
Fixed income - 30.4%
Select Bond, Series NAV, JHVIT (MIM US) (B)	125,906,219	1,491,988,695
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,093,112,796)		$4,908,776,653
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (C)(D)	7	74
TOTAL SHORT-TERM INVESTMENTS (Cost $74)		$74
Total Investments (Lifestyle Growth Portfolio) (Cost $5,093,112,870) - 100.0%		$4,908,776,727
Other assets and liabilities, net - 0.0%		3,762
TOTAL NET ASSETS - 100.0%		$4,908,780,489
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,900,672	$103,674,810
Fixed income - 60.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,593,090	161,078,119
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $284,515,595)		$264,752,929
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (C)(D)	39	390
TOTAL SHORT-TERM INVESTMENTS (Cost $390)		$390
Total Investments (Lifestyle Moderate Portfolio) (Cost $284,515,985) - 100.0%		$264,753,319
Other assets and liabilities, net - (0.0%)		(22,018)
TOTAL NET ASSETS - 100.0%		$264,731,301
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 48.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	3,881,480	$119,316,708
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,195,495	184,726,454
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,651,740	108,361,180
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,873,186	261,633,736
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	3,039,271	31,091,739
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,801,954	49,940,325
Multifactor Developed International ETF, JHETF (DFA)	2,454,140	85,772,193
Multifactor Emerging Markets ETF, JHETF (DFA)	1,891,913	50,440,292
Multifactor Mid Cap ETF, JHETF (DFA)	1,079,070	61,830,711
Multifactor Small Cap ETF, JHETF (DFA)	1,253,646	46,726,521
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,116,799	16,606,800
Small Cap Value, Series NAV, JHVIT (Wellington)	3,258,999	41,650,007
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	48,392,796	850,261,419
		1,908,358,085
Fixed income - 50.4%
Bond, Class NAV, JHSB (MIM US) (B)	37,507,166	507,847,027
Core Bond, Series NAV, JHVIT (Allspring Investments)	15,627,674	176,592,712
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Select Bond, Series NAV, JHVIT (MIM US) (B)	109,373,294	$1,296,073,532
		1,980,513,271
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,023,514,953)		$3,888,871,356
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.2232% (D)(E)	1,573,488	15,739,441
TOTAL SHORT-TERM INVESTMENTS (Cost $15,739,872)		$15,739,441
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,039,254,825) - 99.4%		$3,904,610,797
Other assets and liabilities, net - 0.6%		22,294,063
TOTAL NET ASSETS - 100.0%		$3,926,904,860
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	169	Long	Jun 2025	$23,052,622	$22,945,975	$(106,647)
Euro STOXX 50 Index Futures	394	Long	Jun 2025	22,927,105	22,106,804	(820,301)
FTSE 100 Index Futures	65	Long	Jun 2025	7,301,511	7,214,162	(87,349)
Japanese Yen Currency Futures	129	Long	Jun 2025	11,059,412	10,834,388	(225,024)
MSCI Emerging Markets Index Futures	498	Long	Jun 2025	28,598,765	27,658,920	(939,845)
Nikkei 225 Mini Index Futures	44	Long	Jun 2025	10,702,676	10,575,372	(127,304)
Pound Sterling Currency Futures	89	Long	Jun 2025	7,182,699	7,181,744	(955)
Russell 2000 E-Mini Index Futures	125	Long	Jun 2025	12,883,055	12,669,375	(213,680)
S&P 500 Index E-Mini Futures	523	Long	Jun 2025	148,845,261	147,832,405	(1,012,856)
S&P Mid 400 E-Mini Index Futures	78	Long	Jun 2025	23,014,676	22,921,080	(93,596)
						$(3,627,557)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	227,345	$6,988,577
Disciplined Value, Class NAV, JHF III (Boston Partners)	544,145	12,265,026
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	462,860	$4,304,599
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	203,830	13,768,721

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	75,224	$2,005,547
Multifactor Mid Cap ETF, JHETF (DFA)	112,898	6,469,055
Multifactor Small Cap ETF, JHETF (DFA)	136,166	5,075,247
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,450,491	43,055,133
		93,931,905
Fixed income - 80.2%
Bond, Class NAV, JHSB (MIM US) (B)	7,487,266	101,377,585
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,109,596	35,138,434
Select Bond, Series NAV, JHVIT (MIM US) (B)	21,793,793	258,256,451
		394,772,470
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $533,406,031)		$488,704,375
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.2232% (C)(D)	220,353	2,204,169
TOTAL SHORT-TERM INVESTMENTS (Cost $2,204,250)		$2,204,169
Total Investments (Managed Volatility Conservative Portfolio) (Cost $535,610,281) - 99.7%		$490,908,544
Other assets and liabilities, net - 0.3%		1,333,261
TOTAL NET ASSETS - 100.0%		$492,241,805
Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	7	Long	Jun 2025	$954,076	$950,425	$(3,651)
Euro STOXX 50 Index Futures	17	Long	Jun 2025	984,439	953,847	(30,592)
FTSE 100 Index Futures	2	Long	Jun 2025	224,662	221,974	(2,688)
Japanese Yen Currency Futures	5	Long	Jun 2025	425,385	419,938	(5,447)
MSCI Emerging Markets Index Futures	21	Long	Jun 2025	1,198,256	1,166,340	(31,916)
Nikkei 225 Mini Index Futures	1	Long	Jun 2025	243,242	240,349	(2,893)
Pound Sterling Currency Futures	3	Long	Jun 2025	242,211	242,081	(130)
Russell 2000 E-Mini Index Futures	6	Long	Jun 2025	615,805	608,130	(7,675)
S&P 500 Index E-Mini Futures	33	Long	Jun 2025	9,358,201	9,327,829	(30,371)
S&P Mid 400 E-Mini Index Futures	5	Long	Jun 2025	1,471,272	1,469,300	(1,972)
						$(117,335)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 69.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,368,589	$195,770,423
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,306,402	299,926,301
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	24,147,597	224,572,651
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,360,605	$429,658,872
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	7,718,347	78,958,689
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,481,580	109,008,430

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Developed International ETF, JHETF (DFA)	6,821,387	$238,407,476
Multifactor Emerging Markets ETF, JHETF (DFA)	3,920,424	104,522,424
Multifactor Mid Cap ETF, JHETF (DFA)	1,997,711	114,468,840
Multifactor Small Cap ETF, JHETF (DFA)	2,797,301	104,262,402
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,220,423	33,017,696
Small Cap Value, Series NAV, JHVIT (Wellington)	5,317,671	67,959,840
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	91,132,265	1,601,193,898
		3,601,727,942
Fixed income - 29.3%
Bond, Class NAV, JHSB (MIM US) (B)	28,790,055	389,817,350
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,020,981	135,837,083
Select Bond, Series NAV, JHVIT (MIM US) (B)	84,417,090	1,000,342,513
		1,525,996,946
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,107,401,026)		$5,127,724,888
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.2232% (D)(E)	3,685,434	$36,865,025
TOTAL SHORT-TERM INVESTMENTS (Cost $36,866,480)		$36,865,025
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,144,267,506) - 99.1%		$5,164,589,913
Other assets and liabilities, net - 0.9%		45,944,792
TOTAL NET ASSETS - 100.0%		$5,210,534,705
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	51	Long	Jun 2025	$6,956,708	$6,924,525	$(32,183)
Euro STOXX 50 Index Futures	125	Long	Jun 2025	7,273,828	7,013,580	(260,248)
FTSE 100 Index Futures	21	Long	Jun 2025	2,358,949	2,330,729	(28,220)
Japanese Yen Currency Futures	41	Long	Jun 2025	3,515,007	3,443,488	(71,519)
MSCI Emerging Markets Index Futures	162	Long	Jun 2025	9,303,213	8,997,480	(305,733)
Nikkei 225 Mini Index Futures	37	Long	Jun 2025	8,999,977	8,892,926	(107,051)
Pound Sterling Currency Futures	29	Long	Jun 2025	2,340,430	2,340,119	(311)
Russell 2000 E-Mini Index Futures	38	Long	Jun 2025	3,916,449	3,851,490	(64,959)
S&P 500 Index E-Mini Futures	149	Long	Jun 2025	42,405,410	42,116,712	(288,697)
S&P Mid 400 E-Mini Index Futures	24	Long	Jun 2025	7,081,439	7,052,640	(28,799)
						$(1,187,720)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 38.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	869,107	$26,716,362
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,926,847	43,431,131
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,195,352	20,416,774
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	880,295	59,463,922
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	815,593	8,343,513
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,120,806	11,656,382
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Developed International ETF, JHETF (DFA)	266,536	$9,315,433
Multifactor Emerging Markets ETF, JHETF (DFA)	356,805	9,512,778
Multifactor Mid Cap ETF, JHETF (DFA)	127,057	7,280,366
Multifactor Small Cap ETF, JHETF (DFA)	156,481	5,832,438
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	253,897	3,775,455
Small Cap Value, Series NAV, JHVIT (Wellington)	651,803	8,330,042

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	10,239,552	$179,908,937
		393,983,533
Fixed income - 60.6%
Bond, Class NAV, JHSB (MIM US) (B)	11,740,531	158,966,791
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,895,300	55,316,886
Select Bond, Series NAV, JHVIT (MIM US) (B)	34,269,756	406,096,610
		620,380,287
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,073,797,474)		$1,014,363,820
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.2232% (D)(E)	492,247	4,923,898
TOTAL SHORT-TERM INVESTMENTS (Cost $4,924,031)		$4,923,898
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,078,721,505) - 99.6%		$1,019,287,718
Other assets and liabilities, net - 0.4%		4,505,053
TOTAL NET ASSETS - 100.0%		$1,023,792,771
Managed Volatility Moderate Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	33	Long	Jun 2025	$4,501,280	$4,480,575	$(20,705)
Euro STOXX 50 Index Futures	81	Long	Jun 2025	4,692,426	4,544,800	(147,626)
FTSE 100 Index Futures	13	Long	Jun 2025	1,458,772	1,442,832	(15,940)
Japanese Yen Currency Futures	25	Long	Jun 2025	2,141,576	2,099,688	(41,888)
MSCI Emerging Markets Index Futures	100	Long	Jun 2025	5,719,370	5,554,000	(165,370)
Nikkei 225 Mini Index Futures	8	Long	Jun 2025	1,944,920	1,922,795	(22,125)
Pound Sterling Currency Futures	18	Long	Jun 2025	1,452,951	1,452,488	(463)
Russell 2000 E-Mini Index Futures	27	Long	Jun 2025	2,774,994	2,736,585	(38,409)
S&P 500 Index E-Mini Futures	128	Long	Jun 2025	36,354,848	36,180,800	(174,048)
S&P Mid 400 E-Mini Index Futures	17	Long	Jun 2025	5,007,964	4,995,620	(12,344)
						$(638,918)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.9%
Communication services – 11.1%
Entertainment – 10.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	217,431	$19,570,964
Live Nation Entertainment, Inc. (A)	155,767	20,340,055
ROBLOX Corp., Class A (A)	125,970	7,342,791
Spotify Technology SA (A)	11,087	6,098,183
Take-Two Interactive Software, Inc. (A)	20,935	4,338,779
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
TKO Group Holdings, Inc.	20,422	$3,120,686
		60,811,458
Media – 0.7%
The Trade Desk, Inc., Class A (A)	78,742	4,308,762
		65,120,220
Consumer discretionary – 12.3%
Broadline retail – 2.7%
Ollie's Bargain Outlet Holdings, Inc. (A)	133,355	15,517,188
Hotels, restaurants and leisure – 3.6%
Cava Group, Inc. (A)	14,080	1,216,653
DraftKings, Inc., Class A (A)	442,153	14,683,901

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Viking Holdings, Ltd. (A)	131,423	$5,224,064
		21,124,618
Specialty retail – 4.0%
Burlington Stores, Inc. (A)	13,377	3,188,140
Dick's Sporting Goods, Inc.	31,237	6,296,130
O'Reilly Automotive, Inc. (A)	9,554	13,686,869
		23,171,139
Textiles, apparel and luxury goods – 2.0%
Deckers Outdoor Corp. (A)	32,057	3,584,293
On Holding AG, Class A (A)	188,558	8,281,467
		11,865,760
		71,678,705
Consumer staples – 8.5%
Consumer staples distribution and retail – 5.2%
Casey's General Stores, Inc.	21,911	9,510,250
Maplebear, Inc. (A)	145,257	5,794,302
Sprouts Farmers Market, Inc. (A)	46,707	7,129,356
U.S. Foods Holding Corp. (A)	122,124	7,994,237
		30,428,145
Food products – 1.1%
Freshpet, Inc. (A)	79,684	6,627,318
Personal care products – 2.2%
BellRing Brands, Inc. (A)	173,671	12,931,543
		49,987,006
Energy – 5.1%
Oil, gas and consumable fuels – 5.1%
Cameco Corp.	29,196	1,201,707
Coterra Energy, Inc.	206,007	5,953,602
Diamondback Energy, Inc.	38,238	6,113,491
Targa Resources Corp.	82,404	16,519,530
		29,788,330
Financials – 8.4%
Capital markets – 8.4%
Coinbase Global, Inc., Class A (A)	35,120	6,048,718
Evercore, Inc., Class A	14,354	2,866,781
Hamilton Lane, Inc., Class A	44,882	6,672,607
KKR & Company, Inc.	73,171	8,459,299
Morningstar, Inc.	21,333	6,397,127
Tradeweb Markets, Inc., Class A	125,232	18,591,943
		49,036,475
Health care – 12.0%
Biotechnology – 7.7%
Argenx SE, ADR (A)	9,650	5,711,497
Exact Sciences Corp. (A)	229,051	9,915,618
Natera, Inc. (A)	113,088	15,991,774
Neurocrine Biosciences, Inc. (A)	36,318	4,016,771
Sarepta Therapeutics, Inc. (A)	48,978	3,125,776
United Therapeutics Corp. (A)	20,206	6,228,904
		44,990,340
Health care equipment and supplies – 1.4%
Glaukos Corp. (A)	45,502	4,478,307
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
PROCEPT BioRobotics Corp. (A)	65,981	$3,844,053
		8,322,360
Health care providers and services – 1.4%
The Ensign Group, Inc.	61,339	7,937,267
Life sciences tools and services – 1.4%
Waters Corp. (A)	22,612	8,334,105
Pharmaceuticals – 0.1%
Structure Therapeutics, Inc., ADR (A)	31,247	540,886
		70,124,958
Industrials – 5.9%
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (A)	15,385	8,091,741
Commercial services and supplies – 1.0%
Clean Harbors, Inc. (A)	27,962	5,511,310
Professional services – 2.3%
ExlService Holdings, Inc. (A)	103,088	4,866,784
Paycom Software, Inc.	40,301	8,804,962
		13,671,746
Trading companies and distributors – 1.2%
FTAI Aviation, Ltd.	63,600	7,061,508
		34,336,305
Information technology – 24.1%
Electronic equipment, instruments and components – 2.8%
Celestica, Inc. (A)	103,655	8,169,051
Flex, Ltd. (A)	244,851	8,099,671
		16,268,722
IT services – 4.9%
Gartner, Inc. (A)	12,344	5,181,271
GoDaddy, Inc., Class A (A)	87,148	15,698,841
Twilio, Inc., Class A (A)	79,717	7,805,091
		28,685,203
Semiconductors and semiconductor equipment – 1.8%
Marvell Technology, Inc.	170,928	10,524,037
Software – 14.6%
AppLovin Corp., Class A (A)	76,663	20,313,395
Atlassian Corp., Class A (A)	33,591	7,128,346
Datadog, Inc., Class A (A)	34,070	3,380,085
DocuSign, Inc. (A)	174,284	14,186,718
Guidewire Software, Inc. (A)	56,909	10,662,470
Palantir Technologies, Inc., Class A (A)	354,282	29,901,401
		85,572,415
		141,050,377
Real estate – 3.7%
Real estate management and development – 1.6%
Zillow Group, Inc., Class C (A)	141,171	9,678,684
Residential REITs – 1.0%
AvalonBay Communities, Inc.	27,388	5,878,013
Specialized REITs – 1.1%
Crown Castle, Inc.	61,419	6,401,702
		21,958,399
Utilities – 1.8%
Gas utilities – 0.9%
Atmos Energy Corp.	32,848	5,077,644
Multi-utilities – 0.9%
NiSource, Inc.	133,532	5,353,298
		10,430,942
TOTAL COMMON STOCKS (Cost $505,673,303)		$543,511,717

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.7%
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	$2,627,837
Lookout, Inc., Series F (A)(B)(C)	211,003	1,272,348
		3,900,185
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,900,185
EXCHANGE-TRADED FUNDS – 4.2%
iShares Russell Mid-Cap Growth ETF	104,353	12,260,434
Vanguard Mid-Cap Growth ETF (D)	50,303	12,306,126
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,291,615)		$24,566,560
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2232% (E)(F)	77,150	771,724
Repurchase agreement – 2.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-25 at 4.370% to be repurchased at $11,701,420 on 4-1-25, collateralized by $12,468,600 U.S. Treasury Notes, 3.375% due 5-15-33 (valued at $11,934,028)	$11,700,000	11,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,471,714)		$12,471,724
Total Investments (Mid Cap Growth Trust) (Cost $548,506,917) – 99.9%		$584,450,186
Other assets and liabilities, net – 0.1%		359,338
TOTAL NET ASSETS – 100.0%		$584,809,524
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $756,741.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 1.2%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	88,652	$3,179,061
Iridium Communications, Inc.	43,536	1,189,404
		4,368,465
Entertainment – 0.1%
Warner Music Group Corp., Class A	57,994	1,818,112
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	108,507	1,085,070
Media – 0.6%
EchoStar Corp., Class A (A)	48,331	1,236,307
Nexstar Media Group, Inc.	11,664	2,090,422
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The New York Times Company, Class A	65,271	$3,237,442
		6,564,171
		13,835,818
Consumer discretionary – 12.8%
Automobile components – 0.8%
Autoliv, Inc.	28,599	2,529,582
Gentex Corp.	90,975	2,119,718
Lear Corp.	21,455	1,892,760
The Goodyear Tire & Rubber Company (A)	113,992	1,053,286
Visteon Corp. (A)	11,048	857,546
		8,452,892
Automobiles – 0.2%
Harley-Davidson, Inc.	45,839	1,157,435
Thor Industries, Inc.	21,289	1,613,919
		2,771,354
Broadline retail – 0.5%
Macy's, Inc.	111,057	1,394,876
Nordstrom, Inc.	38,952	952,376
Ollie's Bargain Outlet Holdings, Inc. (A)	24,511	2,852,100
		5,199,352
Diversified consumer services – 1.4%
Duolingo, Inc. (A)	15,159	4,707,476
Graham Holdings Company, Class B	1,348	1,295,239
Grand Canyon Education, Inc. (A)	11,497	1,989,211
H&R Block, Inc.	53,541	2,939,936
Service Corp. International	57,686	4,626,417
		15,558,279
Hotels, restaurants and leisure – 3.3%
Aramark	106,044	3,660,639
Boyd Gaming Corp.	26,517	1,745,614
Cava Group, Inc. (A)	33,163	2,865,615
Choice Hotels International, Inc. (B)	8,936	1,186,522
Churchill Downs, Inc.	29,399	3,265,347
Hilton Grand Vacations, Inc. (A)	24,820	928,516
Hyatt Hotels Corp., Class A	17,058	2,089,605
Light & Wonder, Inc. (A)	35,324	3,059,412
Marriott Vacations Worldwide Corp.	12,848	825,356
Planet Fitness, Inc., Class A (A)	33,673	3,253,149
Texas Roadhouse, Inc.	26,686	4,446,688
The Wendy's Company	68,489	1,001,994
Travel + Leisure Company	27,362	1,266,587
Vail Resorts, Inc.	14,976	2,396,460
Wingstop, Inc.	11,685	2,635,902
Wyndham Hotels & Resorts, Inc.	31,099	2,814,770
		37,442,176
Household durables – 1.6%
KB Home	27,760	1,613,411
Somnigroup International, Inc.	76,492	4,580,341
Taylor Morrison Home Corp. (A)	41,392	2,485,176
Toll Brothers, Inc.	39,957	4,219,060
TopBuild Corp. (A)	11,729	3,576,759
Whirlpool Corp.	22,154	1,996,740
		18,471,487
Leisure products – 0.5%
Brunswick Corp.	26,394	1,421,317
Mattel, Inc. (A)	134,763	2,618,445
Polaris, Inc.	20,970	858,512

128

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Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	33,931	$1,123,116
		6,021,390
Specialty retail – 3.5%
Abercrombie & Fitch Company, Class A (A)	20,150	1,538,856
AutoNation, Inc. (A)	10,311	1,669,557
Bath & Body Works, Inc.	86,635	2,626,773
Burlington Stores, Inc. (A)	25,124	5,987,803
Chewy, Inc., Class A (A)	66,261	2,154,145
Dick's Sporting Goods, Inc.	23,162	4,668,533
Five Below, Inc. (A)	22,005	1,648,725
Floor & Decor Holdings, Inc., Class A (A)	42,893	3,451,600
GameStop Corp., Class A (A)(B)	162,639	3,630,102
Lithia Motors, Inc.	10,655	3,127,669
Murphy USA, Inc.	7,286	3,423,036
Penske Automotive Group, Inc.	7,479	1,076,826
RH (A)	6,027	1,412,789
The Gap, Inc.	89,003	1,834,352
Valvoline, Inc. (A)	50,841	1,769,775
		40,020,541
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	47,165	930,565
Columbia Sportswear Company	12,812	969,740
Crocs, Inc. (A)	22,423	2,381,323
PVH Corp.	22,254	1,438,499
Skechers USA, Inc., Class A (A)	52,639	2,988,842
Under Armour, Inc., Class A (A)	75,529	472,056
Under Armour, Inc., Class C (A)	51,236	304,854
VF Corp.	132,458	2,055,748
		11,541,627
		145,479,098
Consumer staples – 5.2%
Beverages – 0.6%
Celsius Holdings, Inc. (A)	62,990	2,243,704
Coca-Cola Consolidated, Inc.	2,358	3,183,300
The Boston Beer Company, Inc., Class A (A)	3,442	822,087
		6,249,091
Consumer staples distribution and retail – 3.1%
Albertsons Companies, Inc., Class A	162,230	3,567,438
BJ's Wholesale Club Holdings, Inc. (A)	52,839	6,028,930
Casey's General Stores, Inc.	14,848	6,444,626
Maplebear, Inc. (A)	64,739	2,582,439
Performance Food Group Company (A)	62,488	4,913,431
Sprouts Farmers Market, Inc. (A)	39,997	6,105,142
U.S. Foods Holding Corp. (A)	92,154	6,032,401
		35,674,407
Food products – 1.0%
Darling Ingredients, Inc. (A)	63,621	1,987,520
Flowers Foods, Inc.	78,344	1,489,319
Ingredion, Inc.	25,801	3,488,553
Lancaster Colony Corp.	7,720	1,351,000
Pilgrim's Pride Corp. (A)	16,125	878,974
Post Holdings, Inc. (A)	18,300	2,129,388
		11,324,754
Personal care products – 0.5%
BellRing Brands, Inc. (A)	51,314	3,820,840
Coty, Inc., Class A (A)	146,497	801,339
e.l.f. Beauty, Inc. (A)	22,560	1,416,542
		6,038,721
		59,286,973
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 4.0%
Energy equipment and services – 0.6%
ChampionX Corp.	76,321	$2,274,366
NOV, Inc.	152,331	2,318,478
Valaris, Ltd. (A)	26,172	1,027,513
Weatherford International PLC	29,139	1,560,393
		7,180,750
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	134,012	2,412,216
Antero Resources Corp. (A)	117,006	4,731,723
Chord Energy Corp.	24,453	2,756,342
Civitas Resources, Inc.	35,518	1,239,223
CNX Resources Corp. (A)	59,538	1,874,256
DT Midstream, Inc.	40,531	3,910,431
HF Sinclair Corp.	63,974	2,103,465
Matador Resources Company	46,417	2,371,445
Murphy Oil Corp.	54,838	1,557,399
Ovintiv, Inc.	104,132	4,456,850
PBF Energy, Inc., Class A	39,208	748,481
Permian Resources Corp.	255,884	3,543,993
Range Resources Corp.	96,526	3,854,283
Viper Energy, Inc.	52,526	2,371,549
		37,931,656
		45,112,406
Financials – 18.1%
Banks – 6.5%
Associated Banc-Corp.	65,576	1,477,427
Bank OZK	42,204	1,833,764
Cadence Bank	73,415	2,228,879
Columbia Banking System, Inc.	83,818	2,090,421
Comerica, Inc.	52,565	3,104,489
Commerce Bancshares, Inc.	48,832	3,038,815
Cullen/Frost Bankers, Inc.	25,695	3,217,014
East West Bancorp, Inc.	55,453	4,977,461
First Financial Bankshares, Inc.	51,448	1,848,012
First Horizon Corp.	209,605	4,070,529
Flagstar Financial, Inc.	121,217	1,408,542
FNB Corp.	143,853	1,934,823
Glacier Bancorp, Inc.	45,362	2,005,908
Hancock Whitney Corp.	34,424	1,805,539
Home BancShares, Inc.	73,956	2,090,736
International Bancshares Corp.	21,398	1,349,358
Old National Bancorp	127,597	2,703,780
Pinnacle Financial Partners, Inc.	30,612	3,246,096
Prosperity Bancshares, Inc.	38,111	2,719,982
SouthState Corp.	39,273	3,645,320
Synovus Financial Corp.	56,468	2,639,314
Texas Capital Bancshares, Inc. (A)	18,406	1,374,928
UMB Financial Corp.	27,223	2,752,245
United Bankshares, Inc.	57,107	1,979,900
Valley National Bancorp	189,992	1,689,029
Webster Financial Corp.	68,559	3,534,216
Western Alliance Bancorp	43,629	3,352,016
Wintrust Financial Corp.	26,599	2,991,324
Zions Bancorp NA	59,150	2,949,219
		74,059,086
Capital markets – 3.4%
Affiliated Managers Group, Inc.	11,703	1,966,455
Evercore, Inc., Class A	14,162	2,828,435
Federated Hermes, Inc.	31,167	1,270,679
Hamilton Lane, Inc., Class A	17,335	2,577,194
Houlihan Lokey, Inc.	21,611	3,490,177
Interactive Brokers Group, Inc., Class A	43,553	7,211,941
Janus Henderson Group PLC	50,880	1,839,312

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Jefferies Financial Group, Inc.	65,128	$3,488,907
Morningstar, Inc.	10,807	3,240,695
SEI Investments Company	38,560	2,993,413
Stifel Financial Corp.	40,869	3,852,312
The Carlyle Group, Inc.	84,415	3,679,650
		38,439,170
Consumer finance – 0.7%
Ally Financial, Inc.	109,942	4,009,585
FirstCash Holdings, Inc.	15,577	1,874,225
SLM Corp.	84,162	2,471,838
		8,355,648
Financial services – 1.9%
Equitable Holdings, Inc.	123,962	6,457,181
Essent Group, Ltd.	42,008	2,424,702
Euronet Worldwide, Inc. (A)	16,519	1,765,055
MGIC Investment Corp.	99,383	2,462,711
Shift4 Payments, Inc., Class A (A)	27,467	2,244,329
The Western Union Company	135,162	1,430,014
Voya Financial, Inc.	38,488	2,607,947
WEX, Inc. (A)	15,913	2,498,659
		21,890,598
Insurance – 4.9%
American Financial Group, Inc.	28,889	3,794,281
Brighthouse Financial, Inc. (A)	23,452	1,359,981
CNO Financial Group, Inc.	40,649	1,693,031
Fidelity National Financial, Inc.	103,986	6,767,409
First American Financial Corp.	41,203	2,704,153
Kemper Corp.	24,027	1,606,205
Kinsale Capital Group, Inc.	8,850	4,307,384
Old Republic International Corp.	93,312	3,659,697
Primerica, Inc.	13,349	3,798,191
Reinsurance Group of America, Inc.	26,349	5,188,118
RenaissanceRe Holdings, Ltd.	19,701	4,728,240
RLI Corp.	33,359	2,679,728
Ryan Specialty Holdings, Inc.	42,559	3,143,833
Selective Insurance Group, Inc.	24,323	2,226,527
The Hanover Insurance Group, Inc.	14,413	2,507,141
Unum Group	65,727	5,354,121
		55,518,040
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	231,349	4,698,698
Starwood Property Trust, Inc.	128,124	2,533,011
		7,231,709
		205,494,251
Health care – 8.8%
Biotechnology – 2.5%
BioMarin Pharmaceutical, Inc. (A)	76,235	5,389,052
Cytokinetics, Inc. (A)	47,207	1,897,249
Exelixis, Inc. (A)	111,955	4,133,379
Halozyme Therapeutics, Inc. (A)	50,892	3,247,419
Neurocrine Biosciences, Inc. (A)	39,883	4,411,060
Roivant Sciences, Ltd. (A)	168,402	1,699,176
Sarepta Therapeutics, Inc. (A)	38,209	2,438,498
United Therapeutics Corp. (A)	17,858	5,505,086
		28,720,919
Health care equipment and supplies – 1.6%
Dentsply Sirona, Inc.	79,514	1,187,939
Envista Holdings Corp. (A)	68,877	1,188,817
Globus Medical, Inc., Class A (A)	45,496	3,330,307
Haemonetics Corp. (A)	20,095	1,277,037
Lantheus Holdings, Inc. (A)	27,811	2,714,354
LivaNova PLC (A)	21,721	853,201
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Masimo Corp. (A)	17,776	$2,961,482
Penumbra, Inc. (A)	15,352	4,105,278
		17,618,415
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)	37,155	1,126,540
Amedisys, Inc. (A)	13,101	1,213,546
Chemed Corp.	5,993	3,687,613
Encompass Health Corp.	40,301	4,081,685
HealthEquity, Inc. (A)	34,666	3,063,434
Hims & Hers Health, Inc. (A)	76,479	2,259,954
Option Care Health, Inc. (A)	68,074	2,379,186
Tenet Healthcare Corp. (A)	38,040	5,116,380
The Ensign Group, Inc.	22,809	2,951,485
		25,879,823
Health care technology – 0.3%
Doximity, Inc., Class A (A)	53,402	3,098,918
Life sciences tools and services – 1.7%
Avantor, Inc. (A)	272,368	4,415,085
Bio-Rad Laboratories, Inc., Class A (A)	7,708	1,877,360
Bruker Corp.	44,268	1,847,746
Illumina, Inc. (A)	63,361	5,027,062
Medpace Holdings, Inc. (A)	9,993	3,044,767
Repligen Corp. (A)	20,843	2,652,063
Sotera Health Company (A)	61,180	713,359
		19,577,442
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC (A)	24,183	3,002,319
Perrigo Company PLC	54,573	1,530,227
		4,532,546
		99,428,063
Industrials – 20.2%
Aerospace and defense – 1.3%
BWX Technologies, Inc.	36,578	3,608,420
Curtiss-Wright Corp.	15,064	4,779,355
Hexcel Corp.	32,453	1,777,126
Woodward, Inc.	23,745	4,333,225
		14,498,126
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	47,799	1,867,985
Building products – 2.4%
AAON, Inc.	26,986	2,108,416
Advanced Drainage Systems, Inc.	28,238	3,068,059
Carlisle Companies, Inc.	17,784	6,055,452
Fortune Brands Innovations, Inc.	49,691	3,025,188
Owens Corning	34,314	4,900,725
Simpson Manufacturing Company, Inc.	16,866	2,649,311
Trex Company, Inc. (A)	42,859	2,490,108
UFP Industries, Inc.	24,291	2,600,109
		26,897,368
Commercial services and supplies – 1.6%
Clean Harbors, Inc. (A)	20,267	3,994,626
MSA Safety, Inc.	15,701	2,303,180
RB Global, Inc.	73,768	7,398,925
Tetra Tech, Inc.	107,217	3,136,097
The Brink's Company	17,457	1,504,095
		18,336,923
Construction and engineering – 2.1%
AECOM	53,077	4,921,830
Comfort Systems USA, Inc.	14,192	4,574,507
EMCOR Group, Inc.	18,401	6,801,562
Fluor Corp. (A)	68,608	2,457,539

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	24,626	$2,874,100
Valmont Industries, Inc.	8,014	2,286,955
		23,916,493
Electrical equipment – 1.3%
Acuity, Inc.	12,264	3,229,724
EnerSys	15,771	1,444,308
NEXTracker, Inc., Class A (A)	57,485	2,422,418
nVent Electric PLC	65,928	3,455,946
Regal Rexnord Corp.	26,492	3,016,114
Sensata Technologies Holding PLC	59,828	1,452,026
		15,020,536
Ground transportation – 1.5%
Avis Budget Group, Inc. (A)(B)	6,747	512,097
Knight-Swift Transportation Holdings, Inc.	64,759	2,816,369
Landstar System, Inc.	14,127	2,121,875
Ryder System, Inc.	16,834	2,420,898
Saia, Inc. (A)	10,638	3,717,236
XPO, Inc. (A)	46,898	5,045,287
		16,633,762
Machinery – 4.9%
AGCO Corp.	24,783	2,294,162
Chart Industries, Inc. (A)	16,820	2,428,135
CNH Industrial NV	349,723	4,294,598
Crane Company	19,459	2,980,730
Donaldson Company, Inc.	47,771	3,203,523
Esab Corp.	22,729	2,647,929
Flowserve Corp.	52,551	2,566,591
Graco, Inc.	67,542	5,640,432
ITT, Inc.	32,561	4,205,579
Lincoln Electric Holdings, Inc.	22,571	4,269,530
Mueller Industries, Inc.	45,495	3,463,989
Oshkosh Corp.	26,027	2,448,620
RBC Bearings, Inc. (A)	12,509	4,025,021
Terex Corp.	26,561	1,003,475
The Middleby Corp. (A)	21,518	3,270,306
The Timken Company	25,523	1,834,338
The Toro Company	40,251	2,928,260
Watts Water Technologies, Inc., Class A	10,947	2,232,312
		55,737,530
Marine transportation – 0.2%
Kirby Corp. (A)	22,961	2,319,291
Passenger airlines – 0.5%
Alaska Air Group, Inc. (A)	49,233	2,423,248
American Airlines Group, Inc. (A)	263,031	2,774,977
		5,198,225
Professional services – 2.4%
CACI International, Inc., Class A (A)	8,968	3,290,539
Concentrix Corp.	18,530	1,031,009
ExlService Holdings, Inc. (A)	64,354	3,038,152
Exponent, Inc.	20,306	1,646,004
FTI Consulting, Inc. (A)	14,130	2,318,450
Genpact, Ltd.	64,277	3,238,275
Insperity, Inc.	14,148	1,262,426
KBR, Inc.	53,298	2,654,773
ManpowerGroup, Inc.	18,775	1,086,697
Maximus, Inc.	22,641	1,543,890
Parsons Corp. (A)	18,690	1,106,635
Paylocity Holding Corp. (A)	17,437	3,266,648
Science Applications International Corp.	19,553	2,195,215
		27,678,713
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	15,351	3,459,194
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Core & Main, Inc., Class A (A)	76,077	$3,675,280
GATX Corp.	14,216	2,207,318
MSC Industrial Direct Company, Inc., Class A	17,875	1,388,351
Watsco, Inc.	13,932	7,081,636
WESCO International, Inc.	17,762	2,758,439
		20,570,218
		228,675,170
Information technology – 9.6%
Communications equipment – 0.5%
Ciena Corp. (A)	56,848	3,435,325
Lumentum Holdings, Inc. (A)	27,681	1,725,634
		5,160,959
Electronic equipment, instruments and components – 2.6%
Arrow Electronics, Inc. (A)	20,869	2,166,828
Avnet, Inc.	34,604	1,664,106
Belden, Inc.	16,108	1,614,827
Cognex Corp.	67,948	2,026,889
Coherent Corp. (A)	61,988	4,025,501
Crane NXT Company	19,670	1,011,038
Fabrinet (A)	14,396	2,843,354
Flex, Ltd. (A)	153,245	5,069,345
IPG Photonics Corp. (A)	10,552	666,253
Littelfuse, Inc.	9,926	1,952,841
Novanta, Inc. (A)	14,369	1,837,364
TD SYNNEX Corp.	30,137	3,133,043
Vontier Corp.	59,481	1,953,951
		29,965,340
IT services – 0.4%
ASGN, Inc. (A)	17,680	1,114,194
Kyndryl Holdings, Inc. (A)	93,080	2,922,712
		4,036,906
Semiconductors and semiconductor equipment – 2.4%
Allegro MicroSystems, Inc. (A)	52,293	1,314,123
Amkor Technology, Inc.	45,382	819,599
Cirrus Logic, Inc. (A)	21,259	2,118,566
Entegris, Inc.	60,452	5,288,341
Lattice Semiconductor Corp. (A)	55,190	2,894,716
MACOM Technology Solutions Holdings, Inc. (A)	23,789	2,387,940
MKS Instruments, Inc.	26,920	2,157,638
Onto Innovation, Inc. (A)	19,757	2,397,314
Power Integrations, Inc.	22,774	1,150,087
Rambus, Inc. (A)	42,631	2,207,220
Silicon Laboratories, Inc. (A)	12,983	1,461,496
Synaptics, Inc. (A)	15,675	998,811
Universal Display Corp.	17,656	2,462,659
		27,658,510
Software – 3.2%
Appfolio, Inc., Class A (A)	9,297	2,044,410
BILL Holdings, Inc. (A)	37,517	1,721,655
Blackbaud, Inc. (A)	15,214	944,029
CommVault Systems, Inc. (A)	17,600	2,776,576
DocuSign, Inc. (A)	80,811	6,578,015
Dolby Laboratories, Inc., Class A	24,483	1,966,230
Dropbox, Inc., Class A (A)	86,578	2,312,498
Dynatrace, Inc. (A)	119,743	5,645,882
Guidewire Software, Inc. (A)	33,408	6,259,323
Manhattan Associates, Inc. (A)	24,450	4,230,828

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (A)	14,636	$1,843,111
		36,322,557
Technology hardware, storage and peripherals – 0.5%
Pure Storage, Inc., Class A (A)	123,973	5,488,285
		108,632,557
Materials – 6.4%
Chemicals – 1.6%
Ashland, Inc.	18,874	1,119,039
Avient Corp.	36,547	1,358,087
Axalta Coating Systems, Ltd. (A)	87,259	2,894,381
Cabot Corp.	21,689	1,803,223
NewMarket Corp.	3,048	1,726,540
Olin Corp.	46,281	1,121,851
RPM International, Inc.	51,428	5,949,191
The Scotts Miracle-Gro Company	17,242	946,413
Westlake Corp.	13,386	1,339,002
		18,257,727
Construction materials – 0.5%
Eagle Materials, Inc.	13,315	2,954,998
Knife River Corp. (A)	22,646	2,042,896
		4,997,894
Containers and packaging – 1.6%
AptarGroup, Inc.	26,599	3,946,760
Berry Global Group, Inc.	46,321	3,233,669
Crown Holdings, Inc.	46,825	4,179,600
Graphic Packaging Holding Company	120,089	3,117,510
Greif, Inc., Class A	10,340	568,597
Silgan Holdings, Inc.	32,466	1,659,662
Sonoco Products Company	39,305	1,856,768
		18,562,566
Metals and mining – 2.5%
Alcoa Corp.	103,344	3,151,992
ATI, Inc. (A)	57,058	2,968,728
Carpenter Technology Corp.	19,980	3,619,976
Cleveland-Cliffs, Inc. (A)	193,631	1,591,647
Commercial Metals Company	45,458	2,091,523
Reliance, Inc.	21,649	6,251,149
Royal Gold, Inc.	26,304	4,300,967
U.S. Steel Corp.	90,071	3,806,400
		27,782,382
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	25,005	2,299,960
		71,900,529
Real estate – 7.2%
Diversified REITs – 0.5%
WP Carey, Inc.	87,542	5,524,776
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	141,760	2,395,744
Omega Healthcare Investors, Inc.	112,738	4,293,063
Sabra Health Care REIT, Inc.	94,637	1,653,308
		8,342,115
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	82,564	881,784
Industrial REITs – 1.1%
EastGroup Properties, Inc.	20,777	3,659,869
First Industrial Realty Trust, Inc.	52,958	2,857,614
Rexford Industrial Realty, Inc.	91,023	3,563,550
STAG Industrial, Inc.	74,628	2,695,563
		12,776,596
Office REITs – 0.6%
COPT Defense Properties	44,990	1,226,877
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Cousins Properties, Inc.	67,067	$1,978,477
Kilroy Realty Corp.	42,530	1,393,283
Vornado Realty Trust	66,416	2,456,728
		7,055,365
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	18,978	4,704,836
Residential REITs – 1.1%
American Homes 4 Rent, Class A	126,895	4,797,900
Equity LifeStyle Properties, Inc.	76,424	5,097,481
Independence Realty Trust, Inc.	92,191	1,957,215
		11,852,596
Retail REITs – 1.0%
Agree Realty Corp.	42,814	3,304,813
Brixmor Property Group, Inc.	122,376	3,249,083
Kite Realty Group Trust	87,870	1,965,652
NNN REIT, Inc.	75,023	3,199,731
		11,719,279
Specialized REITs – 1.7%
CubeSmart	90,463	3,863,675
EPR Properties	30,293	1,593,715
Gaming and Leisure Properties, Inc.	109,760	5,586,784
Lamar Advertising Company, Class A	35,176	4,002,325
National Storage Affiliates Trust	28,050	1,105,170
PotlatchDeltic Corp.	28,680	1,294,042
Rayonier, Inc.	56,210	1,567,135
		19,012,846
		81,870,193
Utilities – 2.9%
Electric utilities – 1.0%
ALLETE, Inc.	23,161	1,521,678
IDACORP, Inc.	21,309	2,476,532
OGE Energy Corp.	80,381	3,694,311
Portland General Electric Company	43,741	1,950,849
TXNM Energy, Inc.	36,081	1,929,612
		11,572,982
Gas utilities – 1.1%
National Fuel Gas Company	36,221	2,868,341
New Jersey Resources Corp.	40,116	1,968,091
ONE Gas, Inc.	22,663	1,713,096
Southwest Gas Holdings, Inc.	24,107	1,730,883
Spire, Inc.	23,339	1,826,277
UGI Corp.	85,927	2,841,606
		12,948,294
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	22,988	1,626,861
Multi-utilities – 0.3%
Black Hills Corp.	28,647	1,737,441
Northwestern Energy Group, Inc.	24,532	1,419,667
		3,157,108
Water utilities – 0.4%
Essential Utilities, Inc.	101,059	3,994,862
		33,300,107
TOTAL COMMON STOCKS (Cost $880,587,195)		$1,093,015,165

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 4.2232% (C)(D)	4,122,769	$41,239,642
TOTAL SHORT-TERM INVESTMENTS (Cost $41,240,060)		$41,239,642
Total Investments (Mid Cap Index Trust) (Cost $921,827,255) – 100.0%		$1,134,254,807
Other assets and liabilities, net – (0.0%)		(191,375)
TOTAL NET ASSETS – 100.0%		$1,134,063,432
Mid Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $4,457,544.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,564,144.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	139	Long	Jun 2025	$40,932,799	$40,846,540	$(86,259)
						$(86,259)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.6%
Communication services – 0.9%
Interactive media and services – 0.9%
Pinterest, Inc., Class A (A)	169,600	$5,257,600
Consumer discretionary – 5.5%
Hotels, restaurants and leisure – 1.0%
Aramark	72,812	2,513,470
Compass Group PLC	110,070	3,640,705
		6,154,175
Household durables – 0.5%
PulteGroup, Inc.	28,500	2,929,800
Specialty retail – 2.4%
Advance Auto Parts, Inc.	151,392	5,936,080
Bath & Body Works, Inc.	164,318	4,982,122
Burlington Stores, Inc. (A)	13,225	3,151,914
		14,070,116
Textiles, apparel and luxury goods – 1.6%
Puma SE	122,731	2,993,684
Ralph Lauren Corp.	17,249	3,807,544
VF Corp.	183,647	2,850,201
		9,651,429
		32,805,520
Consumer staples – 4.2%
Food products – 2.0%
Flowers Foods, Inc.	180,662	3,434,385
Lamb Weston Holdings, Inc.	91,200	4,860,960
Tyson Foods, Inc., Class A	55,269	3,526,715
		11,822,060
Personal care products – 2.2%
Kenvue, Inc.	538,861	12,921,887
		24,743,947
Energy – 6.8%
Energy equipment and services – 2.1%
Baker Hughes Company	83,186	3,656,025
TechnipFMC PLC	154,230	4,887,549
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	88,572	$3,743,938
		12,287,512
Oil, gas and consumable fuels – 4.7%
Expand Energy Corp.	74,028	8,240,797
Marathon Petroleum Corp.	41,100	5,987,859
Permian Resources Corp.	267,000	3,697,950
South Bow Corp.	86,200	2,201,947
Suncor Energy, Inc.	64,722	2,506,036
Viper Energy, Inc.	119,068	5,375,920
		28,010,509
		40,298,021
Financials – 18.8%
Banks – 4.4%
Fifth Third Bancorp	158,855	6,227,116
KeyCorp	267,863	4,283,129
Popular, Inc.	68,266	6,305,730
Webster Financial Corp.	86,285	4,447,992
Western Alliance Bancorp	65,019	4,995,410
		26,259,377
Capital markets – 2.2%
Lazard, Inc.	130,900	5,667,970
Main Street Capital Corp. (B)	70,027	3,960,727
Open Lending Corp. (A)	310,756	857,687
StepStone Group, Inc., Class A	48,656	2,541,303
		13,027,687
Consumer finance – 0.5%
OneMain Holdings, Inc.	64,459	3,150,756
Financial services – 6.9%
Corebridge Financial, Inc.	172,711	5,452,486
Corpay, Inc. (A)	24,796	8,646,861
Edenred SE	114,414	3,718,049
Global Payments, Inc.	81,167	7,947,873
Marqeta, Inc., Class A (A)	736,150	3,032,938
The Western Union Company	630,279	6,668,352

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Voya Financial, Inc.	80,569	$5,459,355
		40,925,914
Insurance – 3.9%
Assurant, Inc.	17,532	3,677,337
Horace Mann Educators Corp.	47,900	2,046,767
RenaissanceRe Holdings, Ltd.	33,875	8,130,000
The Allstate Corp.	19,807	4,101,435
The Hanover Insurance Group, Inc.	29,107	5,063,163
		23,018,702
Mortgage real estate investment trusts – 0.9%
Annaly Capital Management, Inc.	254,400	5,166,864
		111,549,300
Health care – 11.1%
Biotechnology – 1.7%
Alkermes PLC (A)	194,725	6,429,820
Exact Sciences Corp. (A)	91,600	3,965,364
		10,395,184
Health care equipment and supplies – 5.3%
Baxter International, Inc.	289,979	9,925,981
Dentsply Sirona, Inc.	318,765	4,762,349
The Cooper Companies, Inc. (A)	46,600	3,930,710
Zimmer Biomet Holdings, Inc.	110,838	12,544,645
		31,163,685
Health care providers and services – 2.2%
Concentra Group Holdings Parent, Inc.	322,362	6,995,255
Select Medical Holdings Corp.	374,614	6,256,054
		13,251,309
Pharmaceuticals – 1.9%
Perrigo Company PLC	249,800	7,004,392
Viatris, Inc.	464,708	4,047,607
		11,051,999
		65,862,177
Industrials – 17.6%
Aerospace and defense – 3.0%
Hexcel Corp.	61,300	3,356,788
L3Harris Technologies, Inc.	36,450	7,629,350
Standardaero, Inc. (A)	106,908	2,848,029
Textron, Inc.	49,685	3,589,741
		17,423,908
Construction and engineering – 1.4%
API Group Corp. (A)	190,335	6,806,380
WillScot Holdings Corp.	55,800	1,551,240
		8,357,620
Electrical equipment – 0.8%
Sensata Technologies Holding PLC	194,456	4,719,447
Ground transportation – 2.4%
Norfolk Southern Corp.	36,264	8,589,128
Saia, Inc. (A)	16,106	5,627,920
		14,217,048
Machinery – 6.6%
AGCO Corp.	67,759	6,272,451
Esab Corp.	41,414	4,824,731
Fortive Corp.	102,100	7,471,678
RBC Bearings, Inc. (A)	9,395	3,023,029
Stanley Black & Decker, Inc.	84,210	6,474,065
The Middleby Corp. (A)	49,583	7,535,624
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	51,457	$3,743,497
		39,345,075
Passenger airlines – 1.1%
Southwest Airlines Company	198,095	6,652,030
Professional services – 1.8%
Clarivate PLC (A)	263,850	1,036,931
First Advantage Corp. (A)	76,700	1,080,703
SS&C Technologies Holdings, Inc.	57,767	4,825,278
Verra Mobility Corp. (A)	159,588	3,592,326
		10,535,238
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	24,863	3,019,363
		104,269,729
Information technology – 9.6%
Electronic equipment, instruments and components – 5.6%
CDW Corp.	18,400	2,948,784
Corning, Inc.	267,395	12,241,343
Keysight Technologies, Inc. (A)	53,600	8,027,672
TE Connectivity PLC	42,957	6,070,683
Zebra Technologies Corp., Class A (A)	13,043	3,685,430
		32,973,912
IT services – 0.8%
GoDaddy, Inc., Class A (A)	28,320	5,101,565
Semiconductors and semiconductor equipment – 1.4%
MKS Instruments, Inc.	67,576	5,416,216
Rambus, Inc. (A)	51,800	2,681,945
		8,098,161
Software – 0.7%
DocuSign, Inc. (A)	50,966	4,148,632
Technology hardware, storage and peripherals – 1.1%
Sandisk Corp. (A)	72,908	3,471,150
Western Digital Corp. (A)	75,006	3,032,493
		6,503,643
		56,825,913
Materials – 5.7%
Chemicals – 1.7%
Celanese Corp.	78,600	4,462,122
DuPont de Nemours, Inc.	72,493	5,413,777
		9,875,899
Construction materials – 0.3%
Knife River Corp. (A)	19,800	1,786,158
Containers and packaging – 1.5%
International Paper Company	168,650	8,997,478
Metals and mining – 2.2%
Franco-Nevada Corp.	51,466	8,094,437
Freeport-McMoRan, Inc.	95,266	3,606,771
U.S. Steel Corp.	40,373	1,706,163
		13,407,371
Paper and forest products – 0.0%
Stora Enso OYJ, ADR	7,503	70,828
		34,137,734
Real estate – 8.3%
Industrial REITs – 1.8%
Lineage, Inc.	80,982	4,747,975

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	149,605	$5,857,036
		10,605,011
Office REITs – 0.6%
Vornado Realty Trust	96,576	3,572,346
Residential REITs – 3.1%
Apartment Investment and Management Company, Class A	401,057	3,529,302
Equity Residential	86,831	6,215,363
Sun Communities, Inc.	68,146	8,766,301
		18,510,966
Retail REITs – 1.1%
Regency Centers Corp.	83,812	6,181,973
Specialized REITs – 1.7%
Rayonier, Inc.	154,196	4,298,984
Weyerhaeuser Company	201,836	5,909,758
		10,208,742
		49,079,038
Utilities – 5.1%
Electric utilities – 2.2%
FirstEnergy Corp.	153,174	6,191,293
PG&E Corp.	391,130	6,719,613
		12,910,906
Multi-utilities – 2.9%
Ameren Corp.	75,884	7,618,754
CenterPoint Energy, Inc.	102,874	3,727,125
Dominion Energy, Inc.	108,777	6,099,126
		17,445,005
		30,355,911
TOTAL COMMON STOCKS (Cost $519,835,879)		$555,184,890
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
0.250%, 02/15/2028	$978,000	233,253
1.875%, 12/01/2029	3,436,000	738,740
		971,993
TOTAL CONVERTIBLE BONDS (Cost $2,714,352)		$971,993
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 6.7%
John Hancock Collateral Trust, 4.2232% (C)(D)	457,173	4,573,058
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (C)	2,035,783	2,035,783
T. Rowe Price Government Reserve Fund, 4.3810% (C)	32,889,442	32,889,442
TOTAL SHORT-TERM INVESTMENTS (Cost $39,498,507)		$39,498,283
Total Investments (Mid Value Trust) (Cost $562,048,738) – 100.5%		$595,655,166
Other assets and liabilities, net – (0.5%)		(2,876,543)
TOTAL NET ASSETS – 100.0%		$592,778,623
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $4,437,949.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
Mid Value Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.6%
U.S. Government - 7.4%
U.S. Treasury Bonds
4.250%, 02/15/2054 (A)		$975,000	$918,633
4.625%, 11/15/2044 to 02/15/2055		100,100	100,490
4.750%, 11/15/2053 (A)		1,540,000	1,574,109
U.S. Treasury Inflation Protected Securities
0.750%, 02/15/2042		2,951,697	2,370,668
1.125%, 01/15/2033 (A)		762,354	730,291
1.375%, 07/15/2033		2,028,774	1,978,854
2.125%, 02/15/2054		1,935,207	1,856,697
2.375%, 02/15/2055		644,166	651,743
U.S. Treasury Notes
3.875%, 08/15/2034		12,400	12,086
4.250%, 11/15/2034		70,900	71,110
4.625%, 02/15/2035		122,600	126,661
			10,391,342
U.S. Government Agency - 28.2%
Federal Home Loan Mortgage Corp. 5.500%, 10/01/2053 to 01/01/2055		487,827	487,834
Federal National Mortgage Association
2.000%, TBA (B)		1,696,000	1,349,049
3.000%, TBA (B)		946,000	820,027
3.500%, TBA (B)		290,000	261,612
4.500%, TBA (B)		594,000	568,453
5.000%, TBA (B)		12,804,000	12,549,421
5.000%, 11/01/2054		147,838	144,930
5.500%, TBA (B)		18,670,000	18,645,901
6.000%, TBA (B)		669,000	679,453
6.000%, 07/01/2038 to 09/01/2038		295,487	303,968
6.500%, TBA (B)		875,000	902,412
Government National Mortgage Association
2.000%, TBA (B)		350,000	286,221
4.000%, 11/20/2052 to 05/20/2053		1,154,617	1,083,210
4.500%, TBA (B)		335,000	321,450
4.500%, 11/20/2052		583,318	562,267
5.500%, TBA (B)		755,000	756,655
			39,722,863
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,001,390)			$50,114,205
FOREIGN GOVERNMENT OBLIGATIONS - 47.9%
Australia - 3.7%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	8,195,000	2,691,872
Commonwealth of Australia, Inflation-Linked Bond
0.296%, 11/21/2032		1,400,000	902,608
1.239%, 02/21/2050		660,000	351,065
3.673%, 09/20/2030		1,350,000	1,283,837
			5,229,382
Benin - 0.1%
Republic of Benin 8.375%, 01/23/2041 (C)		$200,000	189,925
Brazil - 7.3%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	2,341,000	1,678,237

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
10.000%, 01/01/2027	BRL	2,864,000	$479,248
10.000%, 01/01/2029		37,760,000	5,937,130
10.000%, 01/01/2031		2,425,000	359,521
10.000%, 01/01/2033		482,000	68,563
10.000%, 01/01/2035		10,453,000	1,435,317
14.419%, 01/01/2028 (D)		1,146,000	137,831
14.481%, 07/01/2027 (D)		1,095,000	140,910
			10,236,757
Bulgaria - 0.2%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	229,000	140,275
4.250%, 09/05/2044		83,000	88,022
			228,297
Chile - 0.1%
Republic of Chile
4.700%, 09/01/2030 (C)	CLP	120,000,000	120,778
5.800%, 10/01/2034 (C)		35,000,000	38,106
6.000%, 01/01/2043		15,000,000	16,514
7.000%, 05/01/2034 (C)		30,000,000	35,452
			210,850
Colombia - 3.9%
Republic of Colombia
3.750%, 02/25/2037	COP	6,747,660,885	1,281,701
4.125%, 02/22/2042		$1,485,000	934,808
4.125%, 05/15/2051		200,000	113,050
4.750%, 04/04/2035	COP	1,927,903,110	413,858
6.250%, 07/09/2036		1,484,500,000	222,665
7.000%, 03/26/2031		104,300,000	19,994
7.000%, 06/30/2032		495,200,000	90,951
7.250%, 10/18/2034		1,041,600,000	180,386
7.750%, 09/18/2030		528,900,000	108,423
8.000%, 11/14/2035		$200,000	200,900
8.375%, 11/07/2054		200,000	190,850
9.250%, 05/28/2042	COP	4,612,000,000	834,127
11.500%, 07/25/2046		3,568,500,000	756,518
13.250%, 02/09/2033		491,500,000	124,044
			5,472,275
Czech Republic - 0.8%
Czech Republic
0.050%, 11/29/2029	CZK	1,550,000	56,689
0.950%, 05/15/2030		1,810,000	68,077
1.200%, 03/13/2031		6,810,000	253,187
1.750%, 06/23/2032		2,870,000	106,703
1.750%, 06/23/2032		1,870,000	69,524
1.950%, 07/30/2037		460,000	15,255
2.000%, 10/13/2033		1,550,000	56,798
3.000%, 03/03/2033		1,600,000	64,085
3.500%, 05/30/2035		3,330,000	135,314
4.500%, 11/11/2032		1,970,000	87,590
4.900%, 04/14/2034		5,580,000	254,337
			1,167,559
Gabon - 0.1%
Republic of Gabon 7.000%, 11/24/2031		$200,000	156,375
Germany - 2.5%
Federal Republic of Germany, Inflation-Linked Bond 0.100%, 04/15/2033	EUR	3,428,448	3,546,946
Ghana - 0.1%
Republic of Ghana
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (C)		$60,500	52,895
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana (continued)
Republic of Ghana (continued)
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (C)		$87,000	$62,014
5.104%, 07/03/2026 (C)(D)		6,000	5,631
			120,540
Greece - 1.1%
Republic of Greece, GDP-Linked Note 4.370%, 10/15/2042 (E)*	EUR	409,185,000	1,526,458
Hungary - 0.6%
Republic of Hungary
1.625%, 04/28/2032		520,000	477,914
2.000%, 05/23/2029	HUF	15,980,000	35,653
2.250%, 04/20/2033		7,340,000	14,068
2.250%, 06/22/2034		34,120,000	62,060
3.000%, 10/27/2038		32,840,000	56,028
7.000%, 10/24/2035		95,820,000	252,219
			897,942
Iceland - 2.0%
Republic of Iceland
4.500%, 02/17/2042	ISK	24,335,000	145,656
5.000%, 11/15/2028		226,700,000	1,597,682
6.500%, 01/24/2031		46,170,000	343,100
6.500%, 02/15/2038		97,335,000	725,212
			2,811,650
India - 0.1%
Republic of India
6.790%, 12/02/2034	INR	4,180,000	49,191
7.300%, 06/19/2053		10,520,000	128,610
			177,801
Indonesia - 1.1%
Republic of Indonesia
6.375%, 08/15/2028	IDR	1,048,000,000	62,563
6.375%, 04/15/2032		768,000,000	44,925
6.500%, 02/15/2031		742,000,000	43,997
6.625%, 05/15/2033		926,000,000	54,702
6.625%, 02/15/2034		2,539,000,000	149,195
6.750%, 07/15/2035		7,225,000,000	425,173
6.875%, 04/15/2029		1,179,000,000	71,501
7.000%, 05/15/2027		1,364,000,000	83,276
7.000%, 02/15/2033		3,333,000,000	199,510
7.125%, 06/15/2038		3,741,000,000	223,498
7.125%, 06/15/2042		271,000,000	16,182
7.125%, 06/15/2043		920,000,000	54,797
7.500%, 08/15/2032		2,705,000,000	166,757
7.500%, 05/15/2038		186,000,000	11,490
8.375%, 03/15/2034		104,000,000	6,760
			1,614,326
Ivory Coast - 0.1%
Republic of the Ivory Coast 8.250%, 01/30/2037		$200,000	192,006
Japan - 2.1%
Government of Japan 1.200%, 12/20/2034	JPY	460,100,000	2,987,171
Malaysia - 1.1%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,118,000	237,413
3.502%, 05/31/2027		305,000	68,866
3.582%, 07/15/2032		1,455,000	324,666
3.757%, 05/22/2040		270,000	59,654
3.828%, 07/05/2034		560,000	126,549
3.885%, 08/15/2029		820,000	186,992
3.906%, 07/15/2026		549,000	124,631
4.254%, 05/31/2035		240,000	56,162

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.457%, 03/31/2053	MYR	159,000	$37,553
4.642%, 11/07/2033		269,000	64,485
4.696%, 10/15/2042		450,000	110,403
4.893%, 06/08/2038		450,000	111,664
			1,509,038
Mexico - 2.7%
Government of Mexico
4.000%, 08/24/2034	MXN	20,457,720	930,512
4.350%, 01/15/2047		$200,000	142,410
5.625%, 03/19/2114	GBP	210,000	186,160
7.500%, 05/26/2033	MXN	5,406,200	237,974
7.750%, 11/23/2034		5,574,700	244,552
7.750%, 11/13/2042		4,254,100	170,601
8.000%, 05/24/2035		1,309,200	58,270
8.000%, 11/07/2047		1,039,900	41,919
8.000%, 07/31/2053		29,375,200	1,170,314
8.500%, 03/01/2029		5,437,800	262,320
8.500%, 05/31/2029		568,900	27,444
8.500%, 11/18/2038		2,305,500	102,997
8.614%, 11/26/2026 (D)		4,140,430	176,091
8.912%, 01/21/2027 (D)		2,305,150	96,300
			3,847,864
New Zealand - 5.2%
Government of New Zealand
1.750%, 05/15/2041	NZD	1,468,000	534,278
2.750%, 05/15/2051		1,475,000	547,357
4.250%, 05/15/2034		345,000	191,953
Government of New Zealand, Inflation-Linked Bond
3.259%, 09/20/2040		2,860,000	1,982,608
3.294%, 09/20/2035		4,220,000	3,094,202
4.013%, 09/20/2030		1,280,000	1,010,637
			7,361,035
Norway - 5.4%
Kingdom of Norway
1.250%, 09/17/2031 (C)	NOK	42,940,000	3,443,755
1.750%, 09/06/2029 (C)		18,155,000	1,574,210
3.625%, 04/13/2034 (C)		27,905,000	2,566,148
			7,584,113
Panama - 0.2%
Republic of Panama
3.870%, 07/23/2060		$200,000	107,050
4.500%, 04/01/2056		200,000	121,680
			228,730
Peru - 0.3%
Republic of Peru
5.400%, 08/12/2034	PEN	408,000	101,057
6.150%, 08/12/2032		78,000	21,305
6.900%, 08/12/2037		296,000	79,187
7.600%, 08/12/2039 (C)		563,000	157,969
			359,518
Philippines - 0.5%
Republic of the Philippines
2.650%, 12/10/2045		$200,000	127,922
2.950%, 05/05/2045		400,000	271,414
3.700%, 03/01/2041		200,000	160,828
5.000%, 07/17/2033		200,000	198,385
			758,549
Poland - 0.7%
Republic of Poland
1.750%, 04/25/2032	PLN	940,000	190,091
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
2.500%, 07/25/2027	PLN	131,000	$31,938
3.750%, 05/25/2027		224,000	56,335
4.750%, 07/25/2029		1,010,000	255,466
5.000%, 10/25/2034		780,000	190,869
5.750%, 04/25/2029		704,000	184,954
6.000%, 10/25/2033		384,000	101,346
			1,010,999
Romania - 0.8%
Republic of Romania
4.000%, 02/14/2051		$140,000	85,787
4.750%, 10/11/2034	RON	130,000	23,116
4.850%, 07/25/2029		335,000	66,111
5.000%, 02/12/2029		95,000	19,036
5.875%, 07/11/2032 (C)	EUR	230,000	245,637
6.000%, 05/25/2034		$232,000	217,505
6.375%, 01/30/2034		90,000	86,875
6.700%, 02/25/2032	RON	145,000	30,409
8.000%, 04/29/2030		575,000	128,122
8.250%, 09/29/2032		340,000	77,237
8.750%, 10/30/2028		415,000	94,270
			1,074,105
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	84,345
South Africa - 1.4%
Republic of South Africa
5.000%, 10/12/2046		$200,000	137,610
6.250%, 03/31/2036	ZAR	1,540,000	59,633
7.000%, 02/28/2031		4,785,000	231,925
7.000%, 02/28/2031		1,345,000	65,191
7.100%, 11/19/2036 (C)		$200,000	193,840
8.000%, 01/31/2030	ZAR	234,000	12,240
8.250%, 03/31/2032		5,605,000	281,474
8.500%, 01/31/2037		1,887,000	85,735
8.750%, 01/31/2044		3,833,000	164,016
8.750%, 02/28/2048		1,746,000	73,994
8.875%, 02/28/2035		6,917,000	338,227
9.000%, 01/31/2040		6,424,000	290,209
11.625%, 03/31/2053		627,000	34,480
			1,968,574
Sweden - 0.3%
Kingdom of Sweden 0.500%, 11/24/2045	SEK	5,940,000	376,161
Thailand - 0.8%
Kingdom of Thailand
1.585%, 12/17/2035	THB	4,765,000	133,442
2.000%, 12/17/2031		8,428,000	249,069
2.000%, 06/17/2042		315,000	8,636
2.800%, 06/17/2034		1,260,000	39,367
2.875%, 12/17/2028		3,746,000	114,592
2.875%, 06/17/2046		775,000	23,802
3.350%, 06/17/2033		10,510,000	340,006
3.450%, 06/17/2043		4,970,000	164,694
			1,073,608
Turkey - 0.4%
Republic of Turkey
26.200%, 10/05/2033	TRY	16,568,840	370,315
27.700%, 09/27/2034		6,116,000	144,257
			514,572
United Arab Emirates - 0.1%
Government of Dubai 3.900%, 09/09/2050		$200,000	144,976

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 2.0%
United Kingdom of Great Britain 4.375%, 07/31/2054	GBP	900,000	$1,004,307
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2051	GBP	399,558	314,331
0.250%, 03/22/2052		890,071	717,472
0.500%, 03/22/2050		302,871	271,906
1.250%, 11/22/2054		444,917	470,268
			2,778,284
Uruguay - 0.0%
Republic of Uruguay 9.750%, 07/20/2033	UYU	1,719,000	41,155
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $74,980,412)			$67,481,886
CORPORATE BONDS - 19.3%
Australia - 0.1%
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/2043		$90,000	84,202
Mineral Resources, Ltd. 8.500%, 05/01/2030 (C)		125,000	120,900
			205,102
Bermuda - 0.2%
Enstar Group, Ltd. 7.500%, (7.500% to 4-1-35, then 5 Year CMT + 3.186%), 04/01/2045 (C)		52,000	52,648
Ooredoo International Finance, Ltd. 4.500%, 01/31/2043		200,000	180,241
			232,889
Canada - 1.0%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (C)		93,000	91,743
Brookfield Finance, Inc. 5.813%, 03/03/2055		130,000	126,820
Canadian Pacific Railway Company 3.000%, 12/02/2041		120,000	86,634
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		126,000	126,402
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		154,000	148,913
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		55,000	60,577
Garda World Security Corp. 8.375%, 11/15/2032 (C)		65,000	63,909
goeasy, Ltd.
6.875%, 05/15/2030 (C)		70,000	68,551
7.625%, 07/01/2029 (C)		2,000	2,001
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (C)		100,000	100,470
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055 (C)		109,000	110,576
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
TransCanada PipeLines, Ltd. 7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065		$228,000	$224,336
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		140,000	130,821
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	40,715
			1,382,468
Cayman Islands - 0.1%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (C)		129,000	132,193
Chile - 0.2%
AES Andes SA 6.300%, 03/15/2029		200,000	205,151
Codelco, Inc. 4.375%, 02/05/2049		200,000	152,140
			357,291
China - 0.1%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (F)		260,000	29,250
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (F)		290,000	27,550
Times China Holdings, Ltd. 5.750%, 01/14/2027 (F)		200,000	6,500
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (F)		200,000	14,300
7.375%, 01/13/2026 (F)		200,000	14,800
			92,400
Colombia - 0.1%
Ecopetrol SA 8.375%, 01/19/2036		90,000	87,690
Estonia - 0.1%
Luminor Holding AS 7.375%, (7.375% to 8-12-31, then 5 Year EURIBOR ICE Swap Rate + 5.264%), 02/12/2031 (G)	EUR	200,000	220,844
France - 0.9%
BPCE SA 6.915%, (6.915% to 1-14-45, then Overnight SOFR + 2.610%), 01/14/2046 (C)		$250,000	259,854
Forvia SE 8.000%, 06/15/2030 (C)		200,000	197,421
TotalEnergies Capital SA 5.425%, 09/10/2064		290,000	273,086
Valeo SE 1.000%, 08/03/2028	EUR	500,000	484,219
			1,214,580
Greece - 0.2%
Piraeus Financial Holdings SA 8.750%, (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%), 06/16/2026 (G)		200,000	225,070
Hungary - 0.1%
OTP Bank NYRT 4.250%, (4.250% to 10-16-29, then 3 month EURIBOR + 1.950%), 10/16/2030		100,000	109,205

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Ireland - 0.2%
Adient Global Holdings, Ltd. 8.250%, 04/15/2031 (C)		$65,000	$62,983
Cimpress PLC 7.375%, 09/15/2032 (C)		150,000	137,838
GGAM Finance, Ltd. 6.875%, 04/15/2029 (C)		65,000	65,773
TrueNoord Capital DAC 8.750%, 03/01/2030 (C)		30,000	30,448
			297,042
Italy - 0.6%
Generali 2.429%, 07/14/2031	EUR	600,000	601,870
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (C)		$200,000	231,518
			833,388
Luxembourg - 0.1%
Raizen Fuels Finance SA 6.950%, 03/05/2054 (C)		200,000	194,961
Malaysia - 0.2%
Petronas Capital, Ltd. 5.340%, 04/03/2035 (C)		265,000	266,792
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (C)(H)		62,000	54,314
Mexico - 0.6%
America Movil SAB de CV 6.125%, 03/30/2040		100,000	103,128
Comision Federal de Electricidad 6.450%, 01/24/2035		200,000	192,402
Infraestructura Energetica Nova SAPI de CV 4.750%, 01/15/2051		200,000	142,850
Orbia Advance Corp. SAB de CV 6.750%, 09/19/2042		200,000	192,711
Sitios Latinoamerica SAB de CV 5.375%, 04/04/2032		200,000	191,877
			822,968
Qatar - 0.1%
QatarEnergy 3.300%, 07/12/2051		200,000	137,916
Romania - 0.1%
Banca Transilvania SA 7.250%, (7.250% to 12-7-27, then 1 Year EURIBOR ICE Swap Rate + 4.290%), 12/07/2028	EUR	100,000	115,295
Saudi Arabia - 0.3%
Saudi Arabian Oil Company 5.875%, 07/17/2064 (C)		$400,000	373,946
Singapore - 0.1%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (G)		200,000	129,918
Slovenia - 0.1%
OTP Banka dd 4.750%, (4.750% to 4-3-27, then 3 month EURIBOR + 1.900%), 04/03/2028	EUR	100,000	110,165
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Spain - 0.1%
Unicaja Banco SA 0.250%, 09/25/2029	EUR	100,000	$96,293
Supranational - 1.4%
Asian Development Bank 5.772%, 07/30/2030 (D)	PLN	200,000	38,123
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	22,300,000	248,863
6.650%, 06/30/2033		14,100,000	162,528
6.900%, 10/23/2034 (C)		7,300,000	85,066
6.900%, 10/23/2034		6,600,000	77,676
6.960%, 01/14/2035		6,400,000	75,931
7.000%, 03/01/2029		9,100,000	107,273
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	70,285
6.875%, 07/30/2031		26,300,000	308,837
10.787%, 10/04/2036 (D)	ZAR	5,200,000	85,717
12.249%, 05/30/2036 (D)		2,000,000	29,463
Inter-American Development Bank
7.000%, 04/17/2033 to 08/08/2033	INR	39,000,000	464,211
7.350%, 10/06/2030		6,000,000	71,891
International Bank for Reconstruction & Development 6.710%, 01/21/2035		8,000,000	93,264
			1,919,128
Switzerland - 0.2%
UBS Group AG 9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (C)(G)		$200,000	228,240
UBS Switzerland AG 3.146%, 06/21/2031	EUR	100,000	109,217
			337,457
United Arab Emirates - 0.2%
MDGH GMTN RSC, Ltd.
3.400%, 06/07/2051		$200,000	139,340
3.700%, 11/07/2049		245,000	182,433
			321,773
United Kingdom - 0.4%
INEOS Finance PLC 7.500%, 04/15/2029 (C)		200,000	199,028
Rio Tinto Finance USA PLC
4.750%, 03/22/2042		95,000	86,347
5.750%, 03/14/2055		30,000	30,050
Virgin Money UK PLC 11.000%, (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%), 12/08/2028 (G)	GBP	200,000	292,165
			607,590
United States - 11.5%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (C)		$15,000	14,176
7.375%, 03/15/2033 (C)		115,000	114,887
Acrisure LLC
6.000%, 08/01/2029 (C)		50,000	47,910
8.500%, 06/15/2029 (C)		15,000	15,626
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (G)		39,000	37,020

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (C)(G)	$45,000	$44,155
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (C)	65,000	65,199
7.375%, 10/01/2032 (C)	40,000	40,176
American Assets Trust LP 6.150%, 10/01/2034	135,000	134,984
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029	70,000	60,253
6.875%, 07/01/2028	65,000	61,949
American Water Capital Corp. 3.450%, 05/01/2050	120,000	84,446
AmeriGas Partners LP 9.375%, 06/01/2028 (C)	210,000	207,774
Ameriprise Financial, Inc. 5.200%, 04/15/2035	75,000	74,825
AmWINS Group, Inc. 4.875%, 06/30/2029 (C)	19,000	17,911
Antero Midstream Partners LP 6.625%, 02/01/2032 (C)	55,000	55,918
Avient Corp. 7.125%, 08/01/2030 (C)	65,000	66,290
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (C)	90,000	91,201
Baltimore Gas and Electric Company 5.400%, 06/01/2053	90,000	85,606
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (C)	19,000	17,864
Block, Inc. 6.500%, 05/15/2032 (C)	85,000	85,857
Bread Financial Holdings, Inc.
8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (C)	40,000	39,113
9.750%, 03/15/2029 (C)	65,000	68,619
Bristol-Myers Squibb Company 5.500%, 02/22/2044	90,000	89,575
BWX Technologies, Inc. 4.125%, 06/30/2028 (C)	70,000	66,106
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (C)	70,000	65,371
7.000%, 02/15/2030 (C)	25,000	25,342
Capital One Financial Corp.
5.884%, (5.884% to 7-26-34, then Overnight SOFR + 1.990%), 07/26/2035	50,000	50,481
6.183%, (6.183% to 1-30-35, then Overnight SOFR + 2.036%), 01/30/2036	90,000	89,793
CCO Holdings LLC
4.750%, 02/01/2032 (C)	40,000	35,516
5.375%, 06/01/2029 (C)	42,000	40,639
Celanese US Holdings LLC 6.750%, 04/15/2033	140,000	135,904
CenterPoint Energy, Inc. 6.700%, (6.700% to 5-15-30, then 5 Year CMT + 2.586%), 05/15/2055	85,000	83,810
Champ Acquisition Corp. 8.375%, 12/01/2031 (C)	105,000	108,469
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Cinemark USA, Inc. 7.000%, 08/01/2032 (C)	$85,000	$85,802
Citigroup, Inc.
4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (G)	75,000	73,835
6.950%, (6.950% to 2-15-30, then 5 Year CMT + 2.726%), 02/15/2030 (G)	85,000	84,755
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (C)	43,000	36,960
7.875%, 04/01/2030 (C)	65,000	63,729
9.000%, 09/15/2028 (C)	40,000	41,083
Cleveland-Cliffs, Inc. 7.375%, 05/01/2033 (C)	65,000	62,370
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (C)	40,000	40,277
8.750%, 04/15/2030 (C)	28,000	28,396
CMS Energy Corp.
4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	78,000	73,353
6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055	90,000	87,703
Comcast Corp. 5.650%, 06/01/2054	85,000	83,239
CommonSpirit Health 5.318%, 12/01/2034	40,000	39,601
Community Health Systems, Inc. 4.750%, 02/15/2031 (C)	26,000	20,552
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (C)	10,000	10,175
ConocoPhillips Company
5.650%, 01/15/2065	90,000	86,865
5.700%, 09/15/2063	85,000	82,720
Coterra Energy, Inc. 5.900%, 02/15/2055	90,000	85,630
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (C)	61,000	62,873
Cox Communications, Inc.
4.700%, 12/15/2042 (C)	105,000	85,621
5.800%, 12/15/2053 (C)	95,000	86,426
5.950%, 09/01/2054 (C)	90,000	83,451
CVS Health Corp.
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	38,000	37,833
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	30,000	30,237
Deluxe Corp. 8.125%, 09/15/2029 (C)	90,000	90,525
Diamondback Energy, Inc.
5.750%, 04/18/2054	90,000	84,848
5.900%, 04/18/2064	290,000	272,801
Discover Financial Services
6.125%, (6.125% to 9-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (G)	71,000	70,861
7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	75,000	85,726
DISH DBS Corp. 5.750%, 12/01/2028 (C)	7,000	5,903
Dominion Energy South Carolina, Inc. 6.250%, 10/15/2053	80,000	85,986

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	$75,000	$72,888
4.850%, 08/15/2052	105,000	89,664
5.450%, 03/15/2035	90,000	89,974
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	36,237
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	36,000	37,838
Duke Energy Progress LLC 5.550%, 03/15/2055	120,000	117,380
EchoStar Corp. 6.750%, (0.000% Cash and 6.750% PIK), 11/30/2030	40,000	36,294
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/09/2026 (G)(H)	140,000	133,988
Electronic Arts, Inc. 2.950%, 02/15/2051	135,000	85,629
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	85,240
Entergy Mississippi LLC 5.800%, 04/15/2055	175,000	174,227
EQM Midstream Partners LP 4.750%, 01/15/2031 (C)	25,000	24,045
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	73,877
Exelon Corp. 5.600%, 03/15/2053	90,000	86,665
EZCORP, Inc. 7.375%, 04/01/2032 (C)	70,000	71,019
FirstCash, Inc.
4.625%, 09/01/2028 (C)	7,000	6,685
5.625%, 01/01/2030 (C)	16,000	15,514
Focus Financial Partners LLC 6.750%, 09/15/2031 (C)	40,000	39,447
Ford Motor Credit Company LLC 7.122%, 11/07/2033	200,000	204,384
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (C)	30,000	30,243
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (C)	85,000	69,375
Freedom Mortgage Corp.
12.000%, 10/01/2028 (C)	20,000	21,482
12.250%, 10/01/2030 (C)	35,000	38,564
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (C)	30,000	30,189
9.250%, 02/01/2029 (C)	30,000	30,466
Glencore Funding LLC 5.673%, 04/01/2035 (C)	65,000	65,221
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (C)	152,000	146,484
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (C)	43,000	44,621
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (C)	400,000	362,210
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Health Care Service Corp. A Mutual Legal Reserve Company 5.875%, 06/15/2054 (C)	$90,000	$88,447
Herc Holdings, Inc. 6.625%, 06/15/2029 (C)	80,000	80,257
Hightower Holding LLC 6.750%, 04/15/2029 (C)(H)	85,000	82,128
Hillenbrand, Inc. 3.750%, 03/01/2031	51,000	44,726
Honeywell International, Inc. 5.250%, 03/01/2054	90,000	85,663
HUB International, Ltd.
5.625%, 12/01/2029 (C)	18,000	17,411
7.375%, 01/31/2032 (C)	21,000	21,382
Humana, Inc.
5.500%, 03/15/2053	95,000	85,353
5.750%, 04/15/2054	90,000	83,616
Idaho Power Company 5.700%, 03/15/2055	90,000	88,340
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	65,000	65,509
Intel Corp. 5.600%, 02/21/2054	66,000	60,020
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	120,000	85,696
3.625%, 09/01/2028	27,000	26,279
Iron Mountain, Inc. 7.000%, 02/15/2029 (C)	50,000	51,136
Jane Street Group 6.125%, 11/01/2032 (C)	38,000	37,391
JetBlue Airways Corp. 9.875%, 09/20/2031 (C)	65,000	64,161
LABL, Inc. 8.625%, 10/01/2031 (C)	130,000	96,850
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	93,000	79,199
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (C)	20,000	20,758
Level 3 Financing, Inc. 4.500%, 04/01/2030 (C)	33,000	26,400
LFS Topco LLC 5.875%, 10/15/2026 (C)	41,000	40,091
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (C)	38,000	36,384
Light & Wonder International, Inc. 7.500%, 09/01/2031 (C)	65,000	66,585
Macy's Retail Holdings LLC
5.125%, 01/15/2042	24,000	16,334
6.125%, 03/15/2032 (C)	45,000	41,121
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (C)	75,000	57,215
Mars, Inc. 5.700%, 05/01/2055 (C)	155,000	154,869
Martin Marietta Materials, Inc. 5.500%, 12/01/2054	90,000	85,618
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2027 (C)	65,000	61,314
McAfee Corp. 7.375%, 02/15/2030 (C)	110,000	97,358
Medline Borrower LP 5.250%, 10/01/2029 (C)	40,000	38,383

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
MetLife, Inc. 6.350%, (6.350% to 3-15-35, then 5 Year CMT + 2.078%), 03/15/2055	$76,000	$76,149
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (C)	65,000	64,423
MPLX LP 5.950%, 04/01/2055	85,000	81,910
Newell Brands, Inc.
6.375%, 05/15/2030	65,000	63,234
6.625%, 05/15/2032	65,000	63,144
Noble Finance II LLC 8.000%, 04/15/2030 (C)	275,000	274,838
Olin Corp. 6.625%, 04/01/2033 (C)	135,000	131,168
Oncor Electric Delivery Company LLC
5.550%, 06/15/2054	90,000	87,909
5.800%, 04/01/2055 (C)	90,000	90,349
ONEOK, Inc. 5.850%, 11/01/2064	300,000	281,993
Oracle Corp. 6.125%, 08/03/2065	175,000	174,759
Owens & Minor, Inc. 4.500%, 03/31/2029 (C)	75,000	62,834
Owens-Brockway Glass Container, Inc. 7.375%, 06/01/2032 (C)	70,000	66,808
Pacific Gas & Electric Company
5.900%, 10/01/2054	90,000	85,241
6.150%, 01/15/2033	85,000	87,545
6.400%, 06/15/2033	85,000	88,837
Paramount Global 6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%), 03/30/2062	121,000	118,056
Patterson-UTI Energy, Inc. 7.150%, 10/01/2033	80,000	84,300
Pfizer, Inc. 2.700%, 05/28/2050	140,000	86,512
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	120,000	117,942
Planet Financial Group LLC 10.500%, 12/15/2029 (C)	150,000	150,534
Public Service Electric & Gas Company
5.450%, 03/01/2054	90,000	88,329
5.500%, 03/01/2055	10,000	9,857
Puget Energy, Inc. 5.725%, 03/15/2035 (C)	75,000	74,877
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (C)	20,000	20,127
Range Resources Corp.
4.750%, 02/15/2030 (C)	10,000	9,513
8.250%, 01/15/2029	10,000	10,286
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (C)	65,000	63,119
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	145,000	85,746
Reworld Holding Corp.
4.875%, 12/01/2029 (C)	25,000	23,253
5.000%, 09/01/2030	60,000	55,578
RHP Hotel Properties LP 6.500%, 04/01/2032 (C)	30,000	29,946
Rocket Software, Inc.
6.500%, 02/15/2029 (C)	30,000	28,275
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Rocket Software, Inc. (continued)
9.000%, 11/28/2028 (C)	$17,000	$17,531
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (C)	30,000	30,502
S&S Holdings LLC 8.375%, 10/01/2031 (C)	90,000	85,025
Santander Holdings USA, Inc. 5.473%, (5.473% to 3-20-28, then Overnight SOFR + 1.610%), 03/20/2029	75,000	75,422
Sasol Financing USA LLC 5.500%, 03/18/2031	200,000	168,065
SBL Holdings, Inc. 7.200%, 10/30/2034 (C)	60,000	56,560
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (C)	25,000	19,630
Scripps Escrow, Inc. 5.875%, 07/15/2027 (C)	55,000	45,856
Sempra
3.800%, 02/01/2038	105,000	86,348
4.000%, 02/01/2048	115,000	85,472
Sinclair Television Group, Inc. 8.125%, 02/15/2033 (C)	65,000	64,141
Sixth Street Lending Partners 6.125%, 07/15/2030 (C)	38,000	38,246
SM Energy Company
6.750%, 08/01/2029 (C)	30,000	29,553
7.000%, 08/01/2032 (C)	65,000	63,792
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031 (C)	60,000	62,162
Staples, Inc. 10.750%, 09/01/2029 (C)	33,000	29,814
Star Parent, Inc. 9.000%, 10/01/2030 (C)	90,000	88,709
Stellantis Finance US, Inc. 6.450%, 03/18/2035 (C)	200,000	198,499
Sunoco LP
6.250%, 07/01/2033 (C)	10,000	10,010
7.000%, 05/01/2029 (C)	20,000	20,460
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	65,000	64,277
Talos Production, Inc. 9.375%, 02/01/2031 (C)	140,000	142,445
Tenet Healthcare Corp. 6.750%, 05/15/2031	25,000	25,357
The AES Corp. 6.950%, (6.950% to 7-15-30, then 5 Year CMT + 2.890%), 07/15/2055	90,000	85,764
The Chemours Company 4.625%, 11/15/2029 (C)	75,000	64,017
The Dow Chemical Company 5.950%, 03/15/2055	175,000	169,345
The Estee Lauder Companies, Inc.
4.150%, 03/15/2047	110,000	86,484
4.375%, 06/15/2045	105,000	86,994
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (G)	59,000	57,258
Transocean, Inc.
8.500%, 05/15/2031 (C)	5,000	4,858
8.750%, 02/15/2030 (C)	200,000	207,719
Tronox, Inc. 4.625%, 03/15/2029 (C)	145,000	124,008
Tucson Electric Power Company 5.900%, 04/15/2055	255,000	257,078

142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (C)		$40,000	$38,565
UnitedHealth Group, Inc.
3.250%, 05/15/2051		130,000	86,896
5.875%, 02/15/2053		85,000	86,212
Univision Communications, Inc. 8.500%, 07/31/2031 (C)		65,000	63,514
UWM Holdings LLC 6.625%, 02/01/2030 (C)		20,000	19,837
Veritiv Operating Company 10.500%, 11/30/2030 (C)		60,000	63,530
Verizon Communications, Inc. 3.400%, 03/22/2041		115,000	88,541
Viatris, Inc. 3.850%, 06/22/2040		115,000	83,600
Victra Holdings LLC 8.750%, 09/15/2029 (C)		65,000	67,046
Virginia Electric & Power Company
5.350%, 01/15/2054		95,000	89,342
5.650%, 03/15/2055		65,000	63,856
Vital Energy, Inc.
7.875%, 04/15/2032 (C)(H)		227,000	211,319
9.750%, 10/15/2030		13,000	13,222
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (C)		65,000	66,518
WarnerMedia Holdings, Inc.
5.141%, 03/15/2052		233,000	169,856
5.391%, 03/15/2062		7,000	5,067
Wayfair LLC
7.250%, 10/31/2029 (C)		10,000	9,576
7.750%, 09/15/2030 (C)		215,000	207,571
Weatherford International, Ltd. 8.625%, 04/30/2030 (C)		65,000	65,999
Wells Fargo & Company 3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (G)		39,000	38,223
Windsor Holdings III LLC 8.500%, 06/15/2030 (C)		100,000	103,188
Wolverine World Wide, Inc. 4.000%, 08/15/2029 (C)		150,000	126,916
WW International, Inc. 4.500%, 04/15/2029 (C)		220,000	55,235
XPLR Infrastructure Operating Partners LP 7.250%, 01/15/2029 (C)(H)		130,000	127,884
			16,239,050
TOTAL CORPORATE BONDS (Cost $27,715,761)			$27,117,728
CONVERTIBLE BONDS - 7.3%
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (C)	CAD	90,000	66,675
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		$42,000	50,568
China - 0.2%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031 (C)		65,000	92,820
H World Group, Ltd. 3.000%, 05/01/2026		30,000	33,495
JD.com, Inc. 0.250%, 06/01/2029 (C)		70,000	80,712
Smart Insight International, Ltd. 4.500%, 12/05/2023 (F)	HKD	2,000,000	23,774
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
China (continued)
ZTO Express Cayman, Inc. 1.500%, 09/01/2027		$40,000	$40,168
			270,969
France - 0.4%
Accor SA 0.700%, 12/07/2027	EUR	80,000	45,958
Safran SA, Zero Coupon 0.000%, 04/01/2028		17,000	44,789
Schneider Electric SE 1.625%, 06/28/2031		100,000	113,724
Ubisoft Entertainment SA 2.875%, 12/05/2031		400,000	364,504
			568,975
Italy - 0.4%
Eni SpA 2.950%, 09/14/2030		500,000	558,621
Japan - 0.2%
ANA Holdings, Inc., Zero Coupon 0.000%, 12/10/2031	JPY	10,000,000	72,005
Daifuku Company, Ltd., Zero Coupon 0.000%, 09/13/2030		10,000,000	82,506
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028		30,000,000	189,413
			343,924
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (C)(F)		$515,000	52
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.021%, (3 month EURIBOR + 4.500%), 12/15/2050 (I)	EUR	100,000	63,188
			63,240
Netherlands - 0.1%
Qiagen NV 2.500%, 09/10/2031		$200,000	197,799
Singapore - 0.1%
Sea, Ltd. 0.250%, 09/15/2026		58,000	54,056
Trip.com Group, Ltd. 0.750%, 06/15/2029 (C)		45,000	53,213
			107,269
Spain - 0.1%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	100,000	94,785
Switzerland - 0.3%
STMicroelectronics NV 2.556%, 08/04/2027 (D)		$400,000	376,705
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030		305,000	256,043
United States - 5.2%
3D Systems Corp. 5.971%, 11/15/2026 (D)		18,000	16,358
Affirm Holdings, Inc.
0.750%, 12/15/2029 (C)		15,000	13,215
5.222%, 11/15/2026 (D)		58,000	53,327
Airbnb, Inc. 4.921%, 03/15/2026 (D)		145,000	138,403
Akamai Technologies, Inc. 1.125%, 02/15/2029		60,000	57,000
Alarm.com Holdings, Inc. 5.814%, 01/15/2026 (D)		30,000	28,665

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	$60,000	$61,440
Axon Enterprise, Inc. 0.500%, 12/15/2027	7,000	16,405
Bandwidth, Inc. 0.250%, 03/01/2026	42,000	38,430
Bentley Systems, Inc. 0.125%, 01/15/2026	100,000	96,250
Beyond Meat, Inc., Zero Coupon 0.000%, 03/15/2027	130,000	14,300
BILL Holdings, Inc. 4.189%, 04/01/2030 (C)(D)	115,000	93,380
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/2027	70,000	65,835
Block, Inc. 0.250%, 11/01/2027	192,000	168,960
Booking Holdings, Inc. 0.750%, 05/01/2025	4,000	9,832
Cable One, Inc. 1.125%, 03/15/2028	16,000	12,700
Cardlytics, Inc. 1.000%, 09/15/2025 (H)	70,000	64,750
Carnival Corp. 5.750%, 12/01/2027	11,000	18,354
Coinbase Global, Inc. 0.250%, 04/01/2030 (C)	10,000	9,113
Cytokinetics, Inc. 3.500%, 07/01/2027 (H)	255,000	291,848
Datadog, Inc. 3.020%, 12/01/2029 (C)(D)	110,000	95,535
Dayforce, Inc. 0.250%, 03/15/2026	85,000	81,175
DexCom, Inc. 0.375%, 05/15/2028	300,000	267,300
Digital Realty Trust LP 1.875%, 11/15/2029 (C)	50,000	49,515
DraftKings Holdings, Inc. 4.731%, 03/15/2028 (D)	74,000	64,417
Dropbox, Inc. 0.546%, 03/01/2028 (D)	37,000	36,408
Enphase Energy, Inc. 5.768%, 03/01/2028 (D)	320,000	271,040
Etsy, Inc. 0.125%, 09/01/2027 (H)	365,000	320,288
Evolent Health, Inc. 3.500%, 12/01/2029	320,000	260,106
Exact Sciences Corp.
0.375%, 03/15/2027	80,000	73,440
1.750%, 04/15/2031 (C)	270,000	231,277
2.000%, 03/01/2030 (C)	20,000	18,700
Five9, Inc. 1.000%, 03/15/2029	220,000	187,330
Fluor Corp. 1.125%, 08/15/2029 (H)	80,000	85,000
Global Payments, Inc. 1.500%, 03/01/2031	80,000	75,360
Granite Construction, Inc. 3.250%, 06/15/2030 (C)	15,000	17,877
Guidewire Software, Inc. 1.250%, 11/01/2029 (C)	50,000	52,075
Haemonetics Corp. 2.500%, 06/01/2029 (C)	40,000	37,980
HAT Holdings I LLC 3.750%, 08/15/2028 (C)	27,000	33,102
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Health Catalyst, Inc. 2.500%, 04/15/2025	$5,000	$4,944
Integer Holdings Corp. 1.875%, 03/15/2030 (C)	50,000	50,400
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	265,000	256,663
JBT Marel Corp. 0.250%, 05/15/2026	50,000	49,870
Lumentum Holdings, Inc.
0.500%, 06/15/2028	80,000	73,720
1.500%, 12/15/2029	35,000	41,125
Merit Medical Systems, Inc. 3.000%, 02/01/2029 (C)	14,000	19,040
Meritage Homes Corp. 1.750%, 05/15/2028 (C)	50,000	48,850
Microchip Technology, Inc. 0.750%, 06/01/2030 (C)	70,000	65,415
MP Materials Corp. 0.250%, 04/01/2026 (C)	260,000	251,810
NCL Corp., Ltd. 2.500%, 02/15/2027	79,000	77,973
Northern Oil & Gas, Inc. 3.625%, 04/15/2029	35,000	36,883
Nutanix, Inc. 0.500%, 12/15/2029 (C)	60,000	63,392
ON Semiconductor Corp. 0.500%, 03/01/2029	155,000	133,502
PAR Technology Corp. 1.500%, 10/15/2027	25,000	26,663
Parsons Corp. 2.625%, 03/01/2029	115,000	114,598
Pebblebrook Hotel Trust 1.750%, 12/15/2026	104,000	97,188
PG&E Corp. 4.250%, 12/01/2027	100,000	105,650
Redfin Corp. 0.500%, 04/01/2027	27,000	23,586
Repay Holdings Corp. 2.875%, 07/15/2029 (C)	70,000	59,815
Rexford Industrial Realty LP 4.125%, 03/15/2029 (C)	350,000	345,800
Rivian Automotive, Inc. 3.625%, 10/15/2030	90,000	77,940
Shake Shack, Inc. 2.832%, 03/01/2028 (D)	15,000	13,809
Shift4 Payments, Inc. 0.500%, 08/01/2027	100,000	100,950
Snap, Inc. 0.125%, 03/01/2028	680,000	575,960
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029 (C)	80,000	93,560
Southwest Airlines Company 1.250%, 05/01/2025	60,000	59,850
Spotify USA, Inc., Zero Coupon 0.000%, 03/15/2026	35,000	41,727
Stem, Inc. 0.500%, 12/01/2028 (C)	135,000	35,100
Sunnova Energy International, Inc.
0.250%, 12/01/2026	390,000	35,100
2.625%, 02/15/2028	50,000	4,000
Synaptics, Inc. 0.750%, 12/01/2031 (C)	28,000	26,320
Teladoc Health, Inc. 1.250%, 06/01/2027	347,000	317,852

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	$85,000	$94,044
Uber Technologies, Inc. 0.875%, 12/01/2028	115,000	139,955
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025	15,000	15,900
Unity Software, Inc. 2.095%, 03/15/2030 (C)(D)(H)	79,000	71,179
Vishay Intertechnology, Inc. 2.250%, 09/15/2030	70,000	61,775
Welltower OP LLC 2.750%, 05/15/2028 (C)	40,000	65,200
		7,303,598
TOTAL CONVERTIBLE BONDS (Cost $11,502,884)		$10,259,171
TERM LOANS (J) - 2.0%
United States - 2.0%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 12/21/2028	58,041	57,378
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.325%, 11/06/2030	99,501	98,701
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%) 7.689%, 12/23/2026	108,129	107,909
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 9.689%, 01/31/2028	145,000	136,922
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 7.325%, 02/15/2029	42,515	41,917
Berlin Packaging LLC, 2024 Term Loan B7 (1 and 3 month CME Term SOFR + 3.500%) 7.820%, 06/07/2031	164,922	164,221
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 2.250%) 6.563%, 02/06/2030	86,100	85,454
Cinemark USA, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.750%) 7.067%, 05/24/2030	122,516	122,730
EMRLD Borrower LP, Term Loan B (6 month CME Term SOFR + 2.500%) 6.933%, 05/31/2030	73,753	72,965
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%) 9.552%, 03/30/2027	99,529	92,189
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 8.075%, 01/28/2032	100,000	97,833
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%) 7.075%, 03/07/2032	39,696	39,580
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 7.075%, 07/23/2031	99,977	98,436
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.787%, 06/20/2030	103,217	102,705
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.825%, 12/15/2027	96,532	95,864
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 8.175%, 06/06/2031	$99,282	$91,364
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 10/23/2028	91,449	91,239
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 8.575%, 05/03/2028	57,764	54,624
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 8.575%, 12/31/2031	39,094	35,760
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.569%, 10/05/2028	95,833	95,678
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 02/10/2032	100,000	98,775
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 7.313%, 07/31/2031	191,571	190,852
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 8.811%, 04/17/2028	125,125	92,422
TIH Insurance Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 7.049%, 05/06/2031	45,968	45,623
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.799%, 02/28/2031	163,846	162,828
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.300%, 02/10/2031	99,250	98,987
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.549%, 11/21/2029	196,795	194,735
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 7.069%, 08/01/2030	113,568	112,267
WW International, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.500%) 8.052%, 04/13/2028	94,500	23,531
		2,803,489
TOTAL TERM LOANS (Cost $2,931,422)		$2,803,489
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
Commercial and residential - 2.0%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(K)	180,000	167,983
BAHA Trust
Series 2024-MAR, Class B, 6.385%, 12/10/2041 (C)(K)	100,000	103,585
Series 2024-MAR, Class C, 7.015%, 12/10/2041 (C)(K)	100,000	103,319
BANK
Series 2018-BN15, Class B, 4.663%, 11/15/2061 (K)	50,000	48,435
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	53,702
Series 2021-BN37, Class XA IO, 0.592%, 11/15/2064	986,161	24,457

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2022-BNK42, Class AS, 4.723%, 06/15/2055 (K)	$60,000	$57,142
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.455%, 12/15/2056 (K)	75,000	77,808
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (K)	15,000	15,561
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (K)	20,000	20,543
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (K)	20,000	20,611
Series 2024-C26, Class C, 6.000%, 05/15/2057 (K)	90,000	88,866
Series 2025-C32, Class C, 6.125%, 02/15/2062	55,000	55,065
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (K)	85,000	81,359
Series 2018-B5, Class C, 4.597%, 07/15/2051 (K)	90,000	80,847
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (K)	60,000	53,634
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,491
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 6.161%, 11/15/2041 (C)(I)	55,000	54,931
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979%, 11/15/2057 (K)	15,000	14,708
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (C)(K)	10,000	10,037
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (C)(K)	180,000	176,136
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (C)(K)	100,000	81,139
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.933%, 01/15/2034 (C)(I)	38,500	38,238
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.859%, 04/15/2026 (C)(I)	100,000	100,094
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	56,387
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 3.920%, 02/10/2047 (K)	22,970	22,345
Series 2014-CR15, Class C, 3.970%, 02/10/2047 (K)	35,000	33,172
Series 2014-CR19, Class D, 4.512%, 08/10/2047 (C)(K)	38,051	36,340
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (C)(K)	57,031	47,804
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	19,105
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2024-70P, Class A, 4.956%, 03/10/2041 (C)(K)	$100,000	$100,937
Imperial Fund Mortgage Trust, Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter), 5.390%, 08/25/2067 (C)	109,161	109,100
New Residential Mortgage Loan Trust, Series 2024-NQM3, Class A2, 5.820%, 11/25/2064 (C)	93,512	93,534
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (C)	93,567	92,543
PRET LLC
Series 2021-RN4, Class A1, 5.487%, 10/25/2051 (C)(K)	55,472	55,415
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (C)	98,829	94,836
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 5.935%, 11/25/2036 (C)(I)	55,000	54,977
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (C)(K)	100,000	93,692
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(K)	56,696	48,226
Series 2022-7, Class M1, 5.322%, 07/25/2067 (C)(K)	120,000	117,476
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (C)	99,024	99,050
WSTN Trust, Series 2023-MAUI, Class B, 7.018%, 07/05/2037 (C)(K)	30,000	30,601
		2,754,231
U.S. Government Agency - 2.5%
Federal Home Loan Mortgage Corp.
Series 2015-HQ2, Class B (30 day Average SOFR + 8.064%), 12.404%, 05/25/2025 (I)	234,682	236,719
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 7.340%, 12/25/2050 (C)(I)	35,000	37,665
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.840%, 10/25/2041 (C)(I)	183,999	184,056
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 6.440%, 09/25/2041 (C)(I)	190,000	191,070
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 7.740%, 01/25/2042 (C)(I)	175,000	179,306
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 11.090%, 06/25/2042 (C)(I)	75,000	82,913
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 9.590%, 03/25/2042 (C)(I)	560,000	593,952

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.836%, 03/25/2043 (C)(I)	$35,000	$38,517
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.936%, 04/25/2043 (C)(I)	20,000	22,525
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.690%, 06/25/2043 (C)(I)	45,000	47,022
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 6.290%, 02/25/2044 (C)(I)	100,000	100,094
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.790%, 10/25/2044 (C)(I)	70,000	69,916
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.786%, 10/25/2044 (C)(I)	24,977	24,927
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 5.690%, 01/25/2045 (C)(I)	35,000	34,595
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.990%, 02/25/2045 (C)(I)	30,000	29,794
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 6.390%, 02/25/2045 (C)(I)	99,000	98,867
Series 324, Class C18 IO, 4.000%, 12/15/2033	151,224	13,456
Series 405, Class C17 IO, 2.500%, 08/25/2052	111,883	17,298
Series 4446, Class BI IO, 6.500%, 04/15/2039	64,976	12,477
Series 4975, Class EI IO, 4.500%, 05/25/2050	108,677	21,811
Series K103, Class X1 IO, 0.636%, 11/25/2029	1,008,346	25,339
Series K106, Class X3 IO, 1.909%, 03/25/2048	490,000	37,564
Series K122, Class X1 IO, 0.873%, 11/25/2030	98,295	3,898
Series K129, Class X3 IO, 3.162%, 05/25/2031	165,000	25,813
Series K737, Class X1 IO, 0.614%, 10/25/2026	431,605	3,488
Series K740, Class X3 IO, 2.477%, 11/25/2047	135,000	7,416
Series K742, Class X3, IO, 2.594%, 04/25/2028	100,000	7,099
Series Q014, Class X IO, 2.777%, 10/25/2055	147,615	21,969
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 16.204%, 10/25/2028 (I)	29,681	32,740
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.704%, 01/25/2029 (I)	29,525	32,362
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	117,132	19,444
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.840%, 12/25/2041 (C)(I)	$75,000	$77,982
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.840%, 01/25/2042 (C)(I)	175,000	182,860
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 10.590%, 03/25/2042 (C)(I)	69,000	74,719
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%), 7.840%, 03/25/2042 (C)(I)	59,000	61,165
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 9.590%, 03/25/2042 (C)(I)	165,000	175,210
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.840%, 04/25/2042 (C)(I)	70,000	73,216
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	86,833	10,873
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 9.436%, 12/25/2042 (C)(I)	20,000	21,538
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.690%, 01/25/2043 (C)(I)	40,000	41,926
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.240%, 04/25/2043 (C)(I)	35,000	37,100
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 7.436%, 06/25/2043 (C)(I)	36,000	37,471
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 8.240%, 07/25/2043 (C)(I)	20,000	21,075
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.040%, 07/25/2043 (C)(I)	110,000	112,928
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.890%, 10/25/2043 (C)(I)	35,000	36,898
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.840%, 02/25/2044 (C)(I)	60,000	60,698
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 5.990%, 05/25/2044 (C)(I)	30,000	30,019
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 6.340%, 07/25/2044 (C)(I)	35,000	35,043
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 6.036%, 01/25/2045 (C)(I)	60,000	59,250
Series 410, Class C8 IO, 4.000%, 04/25/2032	84,865	7,075
Series 437, Class C8 IO, 2.500%, 06/25/2052	112,357	17,257
Series 441, Class C5 IO, 2.000%, 04/25/2052	95,522	11,607

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	$111,643	$24,612
Series 2017-130, Class IO, 4.500%, 02/20/2040	113,997	20,275
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	95,111	20,003
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	168,144	27,589
		3,532,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,225,208)		$6,286,732
ASSET-BACKED SECURITIES - 4.0%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 6.034%, 08/15/2034 (C)(I)	110,000	109,739
AREIT, Ltd., Series 2025-CRE10, Class B (1 month CME Term SOFR + 1.842%), 6.161%, 01/17/2030 (C)(I)	109,000	108,733
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.735%, 08/15/2031 (C)(I)	250,000	247,765
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 05/10/2030 (C)	75,000	76,461
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	97,453
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (C)	55,000	52,469
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049 (C)	48,000	45,088
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	40,832
Series 2024-3A, Class D, 5.980%, 09/16/2030	45,000	45,872
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (C)	112,000	106,495
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%), 6.242%, 05/20/2036 (C)(I)	150,000	150,000
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 6.672%, 05/20/2036 (C)(I)	150,000	150,410
Flatiron CLO 28, Ltd., Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%), 5.952%, 07/15/2036 (C)(I)	250,000	249,864
FS Rialto, Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%), 5.684%, 11/16/2036 (C)(I)	64,031	63,921
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (C)	$32,000	$32,176
Series 2023-3A, Class D, 6.440%, 05/15/2029 (C)	30,000	30,733
Goldentree Loan Management US CLO, Ltd., Series 2017-1A, Class CR3 (3 month CME Term SOFR + 1.600%), 5.903%, 04/20/2034 (C)(I)	250,000	246,240
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class DR (3 month CME Term SOFR + 2.960%), 7.260%, 10/25/2034 (C)(I)	250,000	250,160
Golub Capital Partners Static, Ltd., Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%), 6.593%, 04/20/2033 (C)(I)	250,000	249,652
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.084%, 07/15/2039 (C)(I)	100,000	99,157
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (C)	100,000	95,297
Series 2022-2A, Class C, 2.950%, 06/26/2028 (C)	100,000	94,260
Series 2022-2A, Class B, 2.650%, 06/26/2028 (C)	100,000	94,798
Hilton Grand Vacations Trust, Series 2024-3A, Class B, 5.270%, 08/27/2040 (C)	88,246	88,936
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (C)	147,922	144,998
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (C)	113,467	108,734
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (C)	97,764	93,853
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (C)	181,548	167,521
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (C)	59,193	55,177
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.818%, 01/15/2037 (C)(I)	250,000	244,643
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (C)	100,000	102,531
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 6.553%, 02/15/2033 (C)(I)	250,000	249,766
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (C)	100,000	99,513
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (C)	150,000	140,278
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (C)	100,000	98,735
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (C)	100,000	99,456

148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (C)	$100,000	$92,207
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (C)	100,000	95,275
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (C)	94,922	93,979
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (C)	69,825	70,327
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.036%, 03/25/2055 (C)	50,000	48,236
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 6.393%, 04/18/2033 (C)(I)	250,000	250,234
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	50,552
VCAT LLC
Series 2025-NPL2, Class A1 (5.977% to 1-25-28, then 8.977% to 1-25-29, then 9.977% thereafter), 5.977%, 01/25/2055 (C)	158,608	160,583
Series 2025-NPL1, Class A1 (5.877% to 1-25-28, then 8.877% to 1-25-29, then 9.877% thereafter), 5.877%, 01/25/2055 (C)	95,308	95,530
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1, 6.116%, 03/27/2051 (C)	13,238	13,240
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 08/25/2051 (C)	76,597	76,492
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (C)	154,464	152,814
TOTAL ASSET-BACKED SECURITIES (Cost $5,630,362)		$5,631,185
PREFERRED SECURITIES - 1.4%
Bermuda - 0.0%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,337	48,703
United States - 1.4%
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	252,600
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	260,900
Albemarle Corp., 7.250%	3,644	129,909
Ares Management Corp., 6.750%	925	44,594
AT&T, Inc., 4.750%	1,950	37,187
AT&T, Inc., 5.000%	1,760	35,570
Bank of America Corp., 7.250%	52	64,198
Capital One Financial Corp., 4.800%	4,075	73,921
Corebridge Financial, Inc., 6.375%	3,000	74,640
JPMorgan Chase & Co., 4.200% (H)	4,100	75,194
KKR & Company, Inc., 6.250%	629	31,073
MetLife, Inc., 4.750%	1,900	37,620
Morgan Stanley, 4.250%	2,025	36,308
Morgan Stanley, 6.625%	2,850	72,675
Prudential Financial, Inc., 4.125%	954	16,685
Public Storage, 4.750%	1,950	38,415
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
Sempra, 5.750%	537	$11,508
State Street Corp., 5.350%	1,160	26,146
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,859	71,532
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	2,073	52,862
The Boeing Company, 6.000%	1,163	69,582
The Southern Company, 4.950% (H)	1,277	26,076
The Southern Company, 6.500%	4,300	110,252
U.S. Cellular Corp., 5.500%	1,997	44,074
U.S. Cellular Corp., 5.500%	2,199	48,642
U.S. Cellular Corp., 6.250%	1,029	24,531
Wells Fargo & Company, 7.500%	105	126,084
		1,892,778
TOTAL PREFERRED SECURITIES (Cost $1,870,464)		$1,941,481
EXCHANGE-TRADED FUNDS - 0.0%
iShares iBoxx High Yield Corporate Bond ETF (H)	700	55,223
TOTAL EXCHANGE-TRADED FUNDS (Cost $55,241)		$55,223
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (E)	$205,000	12,710
Unifin Financiera SAB de CV (E)(L)	205,000	0
TOTAL ESCROW CERTIFICATES (Cost $184,861)		$12,710
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 4.2232% (M)(N)	153,527	1,535,712
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (M)	4,552,283	4,552,283
TOTAL SHORT-TERM INVESTMENTS (Cost $6,088,061)		$6,087,995
Total Investments (Opportunistic Fixed Income Trust) (Cost $187,186,066) - 126.3%		$177,791,805
Other assets and liabilities, net - (26.3%)		(37,023,719)
TOTAL NET ASSETS - 100.0%		$140,768,086
SALE COMMITMENTS OUTSTANDING - (8.5%)
U.S. Government Agency - (8.5)%
Federal National Mortgage Association
2.000%, TBA (B)	$(876,000)	$(696,796)
2.500%, TBA (B)	(275,000)	(254,558)
3.000%, TBA (B)	(1,471,000)	(1,275,116)
3.500%, TBA (B)	(1,375,000)	(1,239,863)
3.500%, TBA (B)	(1,665,000)	(1,502,012)
4.500%, TBA (B)	(708,000)	(677,550)
5.000%, TBA (B)	(800,000)	(804,219)
5.500%, TBA (B)	(780,000)	(778,995)
6.500%, TBA (B)	(2,385,000)	(2,459,718)
Government National Mortgage Association
4.000%, TBA (B)	(1,125,000)	(1,053,297)
4.500%, TBA (B)	(335,000)	(321,450)
6.000%, TBA (B)	(860,000)	(872,833)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $11,913,815)		$(11,936,407)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
Opportunistic Fixed Income Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,479,646 or 23.1% of the fund's net assets as of 3-31-25.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $1,504,090.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(M)	The rate shown is the annualized seven-day yield as of 3-31-25.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	80	Long	Jun 2025	$5,596,661	$5,631,630	$34,969
10-Year Japan Government Bond Futures	1	Long	Jun 2025	919,631	922,728	3,097
10-Year U.S. Treasury Note Futures	99	Long	Jun 2025	10,913,260	11,010,656	97,396
German Euro BOBL Futures	3	Long	Jun 2025	381,193	382,099	906
U.K. Long Gilt Bond Futures	4	Long	Jun 2025	476,970	473,762	(3,208)
Ultra 10-Year U.S. Treasury Note Futures	7	Long	Jun 2025	792,276	798,875	6,599
Ultra U.S. Treasury Bond Futures	6	Long	Jun 2025	730,134	733,500	3,366
10-Year Canada Government Bond Futures	47	Short	Jun 2025	(4,023,307)	(4,054,793)	(31,486)
10-Year Korea Treasury Bond Futures	22	Short	Jun 2025	(1,777,121)	(1,782,411)	(5,290)
2-Year U.S. Treasury Note Futures	46	Short	Jun 2025	(9,505,113)	(9,529,906)	(24,793)
5-Year U.S. Treasury Note Futures	75	Short	Jun 2025	(8,092,757)	(8,111,719)	(18,962)
Euro SCHATZ Futures	1	Short	Jun 2025	(115,698)	(115,650)	48
Euro-BTP Italian Government Bond Futures	19	Short	Jun 2025	(2,453,202)	(2,414,412)	38,790
Euro-Buxl Futures	6	Short	Jun 2025	(763,262)	(773,735)	(10,473)
Euro-OAT Futures	7	Short	Jun 2025	(923,510)	(928,653)	(5,143)
German Euro BUND Futures	13	Short	Jun 2025	(1,798,557)	(1,810,950)	(12,393)
U.S. Treasury Long Bond Futures	60	Short	Jun 2025	(7,045,036)	(7,036,875)	8,161
						$81,584

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	34,100	USD	21,539	BARC	4/30/2025	—	$(227)
BRL	56,465,000	USD	9,822,232	GSI	4/2/2025	$72,711	—
BRL	1,715,000	USD	298,666	HSBC	4/2/2025	1,871	—
BRL	58,180,000	USD	10,136,983	JPM	4/2/2025	58,498	—
BRL	8,473,000	USD	1,468,279	JPM	5/5/2025	7,512	—
BRL	255,000	USD	44,309	CITI	6/3/2025	—	(190)
BRL	1,826,000	USD	311,004	GSI	6/3/2025	4,923	—
BRL	165,000	USD	27,673	SSB	6/3/2025	875	—
CAD	1,025,000	USD	719,761	BOA	4/30/2025	—	(6,476)
CAD	15,000	USD	10,530	SCB	6/18/2025	—	(66)
CHF	5,000	USD	5,670	GSI	4/30/2025	——	——
CHF	10,000	USD	11,355	JPM	4/30/2025	—	(14)
CLP	1,401,143,000	USD	1,524,340	CITI	4/30/2025	—	(48,882)
CLP	126,964,000	USD	134,853	DB	6/18/2025	—	(1,217)
CNY	1,042,000	USD	145,036	CITI	6/18/2025	—	(873)
COP	2,775,800,000	USD	660,276	CITI	4/30/2025	1,000	—
COP	3,449,732,000	USD	835,681	MSI	4/30/2025	—	(13,855)
COP	189,600,000	USD	45,278	CITI	6/18/2025	—	(406)
CZK	572,000	USD	25,020	GSI	6/18/2025	—	(197)
CZK	1,550,000	USD	67,374	SSB	6/18/2025	—	(111)
EGP	2,980,000	USD	55,926	BOA	6/18/2025	948	—
EGP	740,000	USD	13,970	CITI	6/18/2025	153	—
EGP	697,000	USD	12,469	HSBC	10/27/2025	118	—
EGP	2,290,000	USD	38,840	CITI	1/8/2026	1,326	—
EGP	2,380,000	USD	40,325	HSBC	1/8/2026	1,419	—
EGP	1,049,000	USD	18,102	CITI	1/26/2026	176	—
EGP	1,928,000	USD	33,293	CITI	1/27/2026	288	—
EUR	215,000	USD	231,905	BOA	4/30/2025	926	—
EUR	2,910,100	USD	3,146,599	DB	4/30/2025	4,840	—
EUR	196,000	USD	214,877	BARC	6/18/2025	—	(2,026)
EUR	113,000	USD	123,135	JPM	6/18/2025	—	(421)
EUR	72,000	USD	78,180	MSI	6/18/2025	9	—
EUR	91,000	USD	99,502	SCB	6/18/2025	—	(679)
GBP	1,160,600	USD	1,498,426	GSI	4/30/2025	683	—
HKD	155,000	USD	19,949	BARC	4/30/2025	—	(14)
HUF	544,482,000	USD	1,467,403	BARC	4/30/2025	—	(7,962)
HUF	22,873,000	USD	61,859	BARC	6/18/2025	—	(703)
HUF	39,734,000	USD	107,347	GSI	6/18/2025	—	(1,109)
HUF	6,961,000	USD	18,780	HSBC	6/18/2025	—	(168)
HUF	17,000,000	USD	45,567	MSI	6/18/2025	—	(113)
IDR	6,883,000,000	USD	415,540	BARC	4/8/2025	—	(1,756)
IDR	6,883,000,000	USD	414,939	CITI	4/8/2025	—	(1,155)
IDR	23,590,504,000	USD	1,422,529	BARC	4/30/2025	—	(8,162)
IDR	2,947,278,000	USD	178,666	CITI	6/18/2025	—	(2,394)
IDR	1,235,000,000	USD	74,155	SCB	6/18/2025	—	(292)
INR	32,780,000	USD	381,607	GSI	4/2/2025	1,909	—
INR	23,710,000	USD	275,157	CITI	6/18/2025	693	—
INR	4,730,000	USD	54,628	MSI	6/18/2025	402	—
JPY	1,000,000	USD	6,708	GSI	4/30/2025	—	(20)
JPY	52,800,000	USD	351,961	HSBC	4/30/2025	1,169	—
JPY	324,822,000	USD	2,169,793	JPM	4/30/2025	2,639	—
KRW	1,607,183,000	USD	1,098,532	MSI	4/30/2025	—	(6,589)
KRW	1,035,390,000	USD	708,446	SSB	4/30/2025	—	(4,987)
KZT	27,900,000	USD	53,321	BOA	4/14/2025	1,816	—
KZT	24,700,000	USD	48,800	BOA	6/18/2025	—	(785)
KZT	68,500,000	USD	134,166	CITI	6/18/2025	—	(1,006)
MXN	777,000	USD	38,282	BARC	6/18/2025	—	(701)
MXN	46,000	USD	2,232	CITI	6/18/2025	—	(7)
MXN	760,000	USD	37,345	MSI	6/18/2025	—	(586)
MXN	1,740,000	USD	84,494	SCB	6/18/2025	—	(334)
MYR	1,850,000	USD	417,325	HSBC	4/2/2025	—	(423)
MYR	1,586,000	USD	359,854	HSBC	6/18/2025	—	(1,092)
NGN	4,044,000	USD	2,532	CITI	4/10/2025	88	—
NGN	28,949,000	USD	18,150	GSI	4/10/2025	606	—
NGN	82,612,000	USD	52,121	SCB	6/13/2025	—	(424)
NGN	38,885,000	USD	24,425	BOA	6/18/2025	—	(168)
NGN	67,457,000	USD	42,029	CITI	8/6/2025	—	(1,059)
151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	65,000	USD	37,165	SCB	6/18/2025	—	$(192)
PEN	1,138,000	USD	311,314	CITI	6/18/2025	—	(2,154)
PEN	44,000	USD	11,963	DB	6/18/2025	—	(9)
PEN	19,000	USD	5,171	SCB	6/18/2025	—	(9)
PHP	43,270,000	USD	755,544	BOA	4/30/2025	—	(496)
PHP	4,960,000	USD	86,526	SCB	6/18/2025	—	(55)
PLN	295,000	USD	76,363	DB	6/18/2025	—	(416)
PLN	1,648,000	USD	426,632	GSI	6/18/2025	—	(2,360)
PLN	185,000	USD	47,937	SSB	6/18/2025	—	(309)
RON	195,000	USD	42,273	BARC	6/18/2025	—	(23)
RON	380,000	USD	82,520	DB	6/18/2025	—	(186)
RON	140,000	USD	30,545	GSI	6/18/2025	—	(212)
RSD	8,426,000	USD	78,455	CITI	6/18/2025	—	(727)
SEK	14,955,000	USD	1,485,964	BARC	4/30/2025	$4,355	—
SGD	15,000	USD	11,229	BOA	4/30/2025	—	(47)
SGD	5,000	USD	3,726	GSI	4/30/2025	2	—
THB	26,174,000	USD	778,511	CITI	6/18/2025	—	(2,779)
TRY	3,310,000	USD	86,717	CITI	4/2/2025	508	—
TRY	8,142,000	USD	204,895	CITI	4/30/2025	2,225	—
TRY	2,215,000	USD	52,710	CITI	6/18/2025	393	—
TRY	1,779,000	USD	44,922	GSI	6/18/2025	—	(2,272)
USD	5,665,784	AUD	8,970,000	BARC	4/30/2025	59,607	—
USD	37,754	AUD	60,000	DB	6/18/2025	240	—
USD	9,770,429	BRL	56,465,000	GSI	4/2/2025	—	(124,514)
USD	301,104	BRL	1,715,000	HSBC	4/2/2025	567	—
USD	10,132,853	BRL	58,180,000	JPM	4/2/2025	—	(62,627)
USD	312,945	BRL	1,790,000	GSI	4/30/2025	852	—
USD	8,613,686	BRL	49,707,000	JPM	5/5/2025	—	(44,068)
USD	170,154	BRL	990,000	CITI	6/3/2025	—	(1,132)
USD	412,254	BRL	2,416,000	GSI	6/3/2025	—	(5,755)
USD	1,505,529	CAD	2,144,000	BOA	4/30/2025	13,545	—
USD	174,305	CAD	250,000	MSI	6/18/2025	—	(85)
USD	1,494,368	CHF	1,316,000	JPM	4/30/2025	1,868	—
USD	105,311	CLP	96,800,000	CITI	4/30/2025	3,377	—
USD	21,302	CLP	20,300,000	GSI	6/18/2025	—	(64)
USD	15,536	CLP	14,300,000	MSI	6/18/2025	485	—
USD	354,992	CNY	2,577,000	BOA	4/30/2025	—	(370)
USD	5,954	CNY	43,000	HSBC	6/18/2025	5	—
USD	3,029,234	COP	12,504,829,000	MSI	4/30/2025	50,223	—
USD	218,948	COP	927,418,000	CITI	6/18/2025	—	(539)
USD	58,941	COP	244,900,000	GSI	6/18/2025	982	—
USD	68,355	COP	288,919,000	MSI	6/18/2025	—	(22)
USD	1,755,152	CZK	40,519,000	BARC	4/30/2025	—	(1,223)
USD	23,338	CZK	540,000	BARC	6/18/2025	—	(96)
USD	58,636	CZK	1,350,000	MSI	6/18/2025	52	—
USD	352,314	EUR	326,000	BARC	4/30/2025	—	(722)
USD	707,699	EUR	654,000	BOA	4/30/2025	—	(538)
USD	7,649,699	EUR	7,074,386	DB	4/30/2025	—	(11,378)
USD	46,519	EUR	43,000	GSI	4/30/2025	—	(47)
USD	246,683	EUR	229,000	SSB	4/30/2025	—	(1,308)
USD	467,148	EUR	427,000	DB	6/18/2025	3,437	—
USD	30,396	EUR	28,000	JPM	6/18/2025	—	(11)
USD	45,651	EUR	42,000	MSI	6/18/2025	40	—
USD	3,638,259	GBP	2,818,000	GSI	4/30/2025	—	(1,661)
USD	63,194	GBP	49,000	GSI	6/18/2025	—	(97)
USD	25,097	HKD	195,000	BARC	4/30/2025	17	—
USD	129,901	HUF	48,200,000	BARC	4/30/2025	705	—
USD	111,366	HUF	41,200,000	BARC	6/18/2025	1,208	—
USD	15,872	HUF	5,900,000	BOA	6/18/2025	97	—
USD	24,790	HUF	9,200,000	HSBC	6/18/2025	192	—
USD	9,100	HUF	3,400,000	MSI	6/18/2025	9	—
USD	414,939	IDR	6,883,000,000	BARC	4/8/2025	1,155	—
USD	416,357	IDR	6,883,000,000	CITI	4/8/2025	2,573	—
USD	415,051	IDR	6,883,000,000	BARC	4/30/2025	2,381	—
USD	529,331	IDR	8,825,000,000	BOA	4/30/2025	228	—
USD	62,523	IDR	1,035,000,000	BOA	6/18/2025	621	—
152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	53,034	IDR	878,000,000	DB	6/18/2025	$522	—
USD	80,825	IDR	1,345,000,000	MSI	6/18/2025	383	—
USD	382,225	INR	32,780,000	GSI	4/2/2025	—	$(1,290)
USD	377,960	INR	32,780,000	SSB	4/2/2025	—	(5,555)
USD	1,012,976	INR	87,131,000	GSI	4/30/2025	—	(4,273)
USD	79,291	INR	6,838,000	BOA	6/18/2025	—	(265)
USD	76,506	INR	6,596,000	CITI	6/18/2025	—	(234)
USD	117,443	INR	10,310,000	GSI	6/18/2025	—	(2,507)
USD	75,947	INR	6,550,000	HSBC	6/18/2025	—	(258)
USD	37,488	INR	3,290,000	JPM	6/18/2025	—	(789)
USD	49,879	INR	4,302,000	SSB	6/18/2025	—	(172)
USD	531,873	JPY	79,300,000	CITI	4/30/2025	1,509	—
USD	3,828,638	JPY	573,154,000	JPM	4/30/2025	—	(4,657)
USD	66,311	KRW	95,820,000	BOA	6/18/2025	1,043	—
USD	64,217	KRW	92,850,000	MSI	6/18/2025	972	—
USD	11,467	KZT	5,800,000	CITI	4/14/2025	5	—
USD	3,588,453	MXN	72,377,000	MSI	4/30/2025	65,283	—
USD	83,233	MXN	1,690,000	JPM	6/18/2025	1,491	—
USD	12,120	MXN	250,000	MSI	6/18/2025	28	—
USD	417,183	MYR	1,850,000	HSBC	4/2/2025	282	—
USD	792,393	MYR	3,510,000	HSBC	4/30/2025	—	(219)
USD	117,638	MYR	520,000	HSBC	6/18/2025	11	—
USD	6,736	NGN	10,428,000	CITI	4/10/2025	—	(21)
USD	7,940,427	NOK	83,561,000	SSB	4/30/2025	—	(2,214)
USD	8,140,781	NZD	14,140,000	SSB	4/30/2025	106,995	—
USD	37,125	NZD	65,000	DB	6/18/2025	152	—
USD	108,514	PEN	395,000	CITI	4/30/2025	1,080	—
USD	54,407	PEN	200,000	CITI	6/18/2025	73	—
USD	34,310	PEN	125,000	GSI	6/18/2025	352	—
USD	1,118,925	PHP	64,421,000	BARC	4/30/2025	—	(5,201)
USD	86,471	PHP	4,960,000	GSI	6/18/2025	——	——
USD	1,827,267	PLN	7,072,000	BARC	4/30/2025	3,158	—
USD	89,140	PLN	345,000	BOA	6/18/2025	320	—
USD	34,769	PLN	135,000	DB	6/18/2025	14	—
USD	42,384	PLN	165,000	GSI	6/18/2025	—	(94)
USD	48,944	PLN	190,000	MSI	6/18/2025	30	—
USD	188,340	RON	870,000	GSI	4/30/2025	—	(489)
USD	24,908	RON	115,000	HSBC	6/18/2025	—	(8)
USD	7,584	RON	35,000	MSI	6/18/2025	——	——
USD	16,955	RSD	1,842,000	JPM	4/30/2025	—	(41)
USD	376,164	SEK	3,764,000	SCB	4/30/2025	1,068	—
USD	1,438,800	SGD	1,922,000	BOA	4/30/2025	6,018	—
USD	26,358	SGD	35,000	DB	6/18/2025	203	—
USD	105,630	SGD	140,000	GSI	6/18/2025	1,010	—
USD	1,114,077	THB	37,770,000	BARC	4/30/2025	—	(1,408)
USD	67,379	THB	2,270,000	BARC	6/18/2025	102	—
USD	86,932	THB	2,930,000	HSBC	6/18/2025	94	—
USD	89,188	TRY	3,310,000	BOA	4/2/2025	1,963	—
USD	83,281	TRY	3,310,000	CITI	4/30/2025	—	(920)
USD	49,267	TRY	2,050,000	BOA	6/18/2025	120	—
USD	27,906	TRY	1,165,000	CITI	6/18/2025	—	(25)
USD	8,757	UYU	370,000	CITI	4/30/2025	10	—
USD	115,955	UYU	5,000,000	CITI	6/18/2025	—	(1,471)
USD	8,299	UYU	360,000	JPM	7/23/2025	—	(115)
USD	345,387	ZAR	6,320,000	CITI	4/30/2025	1,452	—
USD	217,885	ZAR	4,007,000	HSBC	6/18/2025	689	—
USD	169,103	ZAR	3,102,000	MSI	6/18/2025	961	—
UYU	5,000,000	USD	116,490	JPM	6/18/2025	936	—
UYU	360,000	USD	8,039	HSBC	7/23/2025	375	—
ZAR	18,900,000	USD	1,032,883	CITI	4/30/2025	—	(4,341)
ZAR	500,000	USD	26,956	CITI	6/18/2025	146	—
ZAR	840,000	USD	45,808	MSI	6/18/2025	—	(276)
153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	1,420,000	USD	77,412	SSB	6/18/2025	—	$(443)
						$518,397	$(423,438)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	41,500,000	NOK	NOK NIBOR NIBR	Fixed 4.340%	Annual	Semi-Annual	Jun 2027	$(827)	$3,357	$2,530
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(38,257)	(38,257)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(62,332)	(62,332)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(45,075)	(45,075)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(42,952)	(42,952)
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(873)	(873)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(58,841)	(58,841)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(10,285)	(10,285)
Centrally cleared	141,490,000	INR	Fixed 6.055%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(10,716)	(10,716)
Centrally cleared	227,800,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(14,755)	(14,755)
Centrally cleared	144,590,000	INR	Fixed 5.952%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(3,599)	(3,599)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	1,410	1,410
Centrally cleared	225,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Sep 2034	—	(1,340)	(1,340)
Centrally cleared	840,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	935	935
Centrally cleared	1,240,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	9,724	9,724
Centrally cleared	2,120,000	SGD	Fixed 2.414%	SGD SORA Compounded OIS	Semi-Annual	Semi-Annual	Jun 2035	—	7,332	7,332
Centrally cleared	11,100,000	NOK	NOK NIBOR NIBR	Fixed 4.160%	Annual	Semi-Annual	Jun 2035	1,064	4,527	5,591
Centrally cleared	520,000	CAD	Fixed 3.273%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Mar 2055	—	(27,426)	(27,426)
Centrally cleared	1,010,000	CAD	Fixed 2.910%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Mar 2055	795	(3,172)	(2,377)
								$1,032	$(292,338)	$(291,306)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Chile	515,000	USD	$515,000	1.000%	Quarterly	Dec 2029	$(10,050)	$64	$(9,986)
BARC	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Dec 2029	9,995	2,476	12,471
BOA	Petroleo Brasileiro SA	675,000	USD	675,000	1.000%	Quarterly	Dec 2029	18,190	4,316	22,506
BOA	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Dec 2029	(3,114)	1,136	(1,978)
CITI	Barclays PLC	100,000	EUR	103,233	1.000%	Quarterly	Dec 2029	397	521	918
CITI	United Mexican States	270,000	USD	270,000	1.000%	Quarterly	Dec 2029	2,445	295	2,740
GSI	Emirate of Abu Dhabi	2,150,000	USD	2,150,000	1.000%	Quarterly	Dec 2029	(54,425)	(3,291)	(57,716)
GSI	Government of Malaysia	2,030,000	USD	2,030,000	1.000%	Quarterly	Dec 2029	(53,959)	9,841	(44,118)
GSI	Kingdom of Morocco	520,000	USD	520,000	1.000%	Quarterly	Dec 2029	(1,097)	3,080	1,983
GSI	Kingdom of Saudi Arabia	1,915,000	USD	1,915,000	1.000%	Quarterly	Dec 2029	(31,835)	3,845	(27,990)
GSI	People's Republic of China	2,055,000	USD	2,055,000	1.000%	Quarterly	Dec 2029	(34,028)	(10,582)	(44,610)
GSI	Republic of Colombia	245,000	USD	245,000	1.000%	Quarterly	Dec 2029	9,043	2,067	11,110
GSI	Republic of Indonesia	745,000	USD	745,000	1.000%	Quarterly	Dec 2029	(9,933)	6,433	(3,500)
GSI	Republic of Indonesia	1,545,000	USD	1,545,000	1.000%	Quarterly	Dec 2029	(20,185)	12,926	(7,259)
GSI	Republic of South Africa	1,160,000	USD	1,160,000	1.000%	Quarterly	Dec 2029	37,637	15,571	53,208
GSI	Republic of South Africa	1,685,000	USD	1,685,000	1.000%	Quarterly	Dec 2029	52,405	24,917	77,322
GSI	Societe Generale SA	15,000	EUR	16,310	1.000%	Quarterly	Jun 2030	196	79	275
MSI	Federative Republic of Brazil	275,000	USD	275,000	1.000%	Quarterly	Dec 2029	8,212	(124)	8,088
154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Republic of Colombia	275,000	USD	$275,000	1.000%	Quarterly	Dec 2029	$10,649	$1,822	$12,471
MSI	Republic of Panama	540,000	USD	540,000	1.000%	Quarterly	Dec 2029	18,165	5,163	23,328
MSI	State of Qatar	3,040,000	USD	3,040,000	1.000%	Quarterly	Dec 2029	(76,954)	(6,500)	(83,454)
MSI	United Mexican States	1,040,000	USD	1,040,000	1.000%	Quarterly	Dec 2029	9,669	886	10,555
				$21,334,543				$(118,577)	$74,941	$(43,636)
Centrally cleared	CDX.EM.42	8,325,000	USD	8,325,000	1.000%	Quarterly	Dec 2029	197,075	28,732	225,807
Centrally cleared	CDX.EM.IG.42	1,555,000	USD	1,555,000	1.000%	Quarterly	Dec 2029	(17,796)	3,199	(14,597)
Centrally cleared	CDX.NA.IG.43	25,325,000	USD	25,325,000	1.000%	Quarterly	Dec 2029	(553,300)	65,714	(487,586)
Centrally cleared	iTraxx Europe Crossover Series 42 Version 1	661,069	EUR	699,472	5.000%	Quarterly	Dec 2029	(61,193)	7,558	(53,635)
Centrally cleared	iTraxx Europe Senior Financials Series 42 Version 1	4,825,000	EUR	5,162,470	1.000%	Quarterly	Dec 2029	(92,567)	4,311	(88,256)
Centrally cleared	iTraxx Europe Series 42 Version 1	820,000	EUR	890,807	1.000%	Quarterly	Dec 2029	(17,907)	1,804	(16,103)
Centrally cleared	iTraxx Europe Sub Financials Series 42 Version 1	1,980,000	EUR	2,087,909	1.000%	Quarterly	Dec 2029	4,127	3,147	7,274
				$44,045,658				$(541,561)	$114,465	$(427,096)
				$65,380,201				$(660,138)	$189,406	$(470,732)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.690%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$33,554	$10,117	$43,671
BOA	Anglo American Capital PLC	0.690%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	33,419	10,252	43,671
CITI	Danske Bank A/S	1.178%	100,000	EUR	103,630	1.000%	Quarterly	Dec 2029	—	(814)	(814)
GSI	Lloyds Banking Group PLC	1.239%	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	(153)	(29)	(182)
					$690,447				$66,820	$19,526	$86,346
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	5,100,000	Jun 2025	JPM	—	$(41,776)	$(41,776)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,900,000	Sep 2025	JPM	—	9,343	9,343
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	7,335,000	Jun 2025	MSI	—	(34,669)	(34,669)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,760,000	Jun 2025	MSI	—	6,474	6,474
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,040,000	Jun 2025	MSI	—	4,631	4,631
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	535,000	Jun 2025	MSI	—	(284)	(284)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,420,000	Sep 2025	MSI	—	3,214	3,214
								—	$(53,067)	$(53,067)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	500,000	USD	$500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$115,315	$115,315
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	28,476	28,476
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(36,702)	365,172	328,470
			$2,980,000						$(36,702)	$508,963	$472,261
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 1.5%
Hotels, restaurants and leisure – 1.5%
Marriott International, Inc., Class A	18,370	$4,375,734
Health care – 1.5%
Health care providers and services – 1.5%
Brookdale Senior Living, Inc. (A)	686,118	4,295,099
Real estate – 95.8%
Diversified REITs – 3.2%
Essential Properties Realty Trust, Inc.	280,482	9,154,932
Health care REITs – 16.8%
American Healthcare REIT, Inc.	196,393	5,950,708
CareTrust REIT, Inc.	174,774	4,995,041
Ventas, Inc.	138,261	9,506,826
Welltower, Inc.	183,174	28,064,092
		48,516,667
Hotel and resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	15,610	1,427,378
Industrial REITs – 14.0%
EastGroup Properties, Inc.	56,483	9,949,480
First Industrial Realty Trust, Inc.	52,445	2,829,932
Prologis, Inc.	247,603	27,679,539
		40,458,951
Office REITs – 4.0%
Cousins Properties, Inc.	122,192	3,604,664
Douglas Emmett, Inc.	91,618	1,465,888
SL Green Realty Corp.	113,000	6,520,100
		11,590,652
Residential REITs – 19.4%
American Homes 4 Rent, Class A	163,798	6,193,202
AvalonBay Communities, Inc.	66,933	14,365,160
Essex Property Trust, Inc.	56,455	17,307,409
Independence Realty Trust, Inc.	380,005	8,067,506
Mid-America Apartment Communities, Inc.	34,929	5,853,402
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Sun Communities, Inc.	34,974	$4,499,055
		56,285,734
Retail REITs – 15.8%
Agree Realty Corp.	133,819	10,329,489
Curbline Properties Corp.	180,505	4,366,416
Phillips Edison & Company, Inc.	164,344	5,996,913
Regency Centers Corp.	118,429	8,735,323
Simon Property Group, Inc.	52,274	8,681,666
Tanger, Inc.	224,027	7,569,872
		45,679,679
Specialized REITs – 22.1%
American Tower Corp.	46,903	10,206,093
Digital Realty Trust, Inc.	27,961	4,006,532
EPR Properties	98,759	5,195,711
Equinix, Inc.	31,847	25,966,451
Iron Mountain, Inc.	35,252	3,033,082
Public Storage	51,536	15,424,209
		63,832,078
		276,946,071
TOTAL COMMON STOCKS (Cost $259,532,420)		$285,616,904
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (B)	2,859,103	2,859,103
TOTAL SHORT-TERM INVESTMENTS (Cost $2,859,103)		$2,859,103
Total Investments (Real Estate Securities Trust) (Cost $262,391,523) – 99.8%		$288,476,007
Other assets and liabilities, net – 0.2%		722,392
TOTAL NET ASSETS – 100.0%		$289,198,399
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.

157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 19.7%
Diversified telecommunication services – 0.2%
Verizon Communications, Inc.	42,300	$1,918,728
Entertainment – 2.1%
Electronic Arts, Inc.	25,700	3,714,164
Netflix, Inc. (A)	5,447	5,079,491
ROBLOX Corp., Class A (A)	9,026	526,126
Sea, Ltd., ADR (A)	21,100	2,753,339
Take-Two Interactive Software, Inc. (A)	26,300	5,450,675
TKO Group Holdings, Inc.	9,900	1,512,819
		19,036,614
Interactive media and services – 16.6%
Alphabet, Inc., Class A	234,546	36,270,193
Alphabet, Inc., Class C	224,501	35,073,791
Meta Platforms, Inc., Class A	139,641	80,483,487
		151,827,471
Media – 0.1%
Comcast Corp., Class A	26,700	985,230
Wireless telecommunication services – 0.7%
T-Mobile US, Inc.	24,270	6,473,052
		180,241,095
Consumer discretionary – 0.8%
Automobiles – 0.5%
Tesla, Inc. (A)	15,756	4,083,325
Broadline retail – 0.1%
Amazon.com, Inc. (A)	477	90,754
MercadoLibre, Inc. (A)	400	780,348
		871,102
Hotels, restaurants and leisure – 0.2%
Booking Holdings, Inc.	416	1,916,475
		6,870,902
Financials – 2.2%
Financial services – 2.2%
Corpay, Inc. (A)	7,700	2,685,144
Fiserv, Inc. (A)	5,800	1,280,814
Mastercard, Inc., Class A	10,196	5,588,632
Visa, Inc., Class A	30,150	10,566,369
		20,120,959
Health care – 1.9%
Biotechnology – 0.6%
Gilead Sciences, Inc.	52,000	5,826,600
Health care equipment and supplies – 0.4%
Boston Scientific Corp. (A)	14,500	1,462,760
Medtronic PLC	15,600	1,401,816
Stryker Corp.	2,600	967,850
		3,832,426
Health care providers and services – 0.9%
McKesson Corp.	9,300	6,258,807
Quest Diagnostics, Inc.	11,500	1,945,800
		8,204,607
		17,863,633
Industrials – 0.6%
Machinery – 0.1%
Fortive Corp.	13,200	965,976
Professional services – 0.5%
Verisk Analytics, Inc.	15,696	4,671,444
		5,637,420
Information technology – 72.9%
Communications equipment – 3.5%
Arista Networks, Inc. (A)	2,270	175,880
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Cisco Systems, Inc.	450,103	$27,775,856
F5, Inc. (A)	4,300	1,144,961
Motorola Solutions, Inc.	7,223	3,162,302
		32,258,999
Electronic equipment, instruments and components – 2.7%
Amphenol Corp., Class A	7,709	505,633
CDW Corp.	2,791	447,286
Celestica, Inc. (A)(B)	13,800	1,087,578
Coherent Corp. (A)	19,800	1,285,812
Corning, Inc.	156,172	7,149,554
Keysight Technologies, Inc. (A)	29,599	4,433,042
TE Connectivity PLC	30,100	4,253,732
Teledyne Technologies, Inc. (A)	9,600	4,778,016
Zebra Technologies Corp., Class A (A)	3,103	876,784
		24,817,437
IT services – 5.4%
Accenture PLC, Class A	18,758	5,853,246
Fastly, Inc., Class A (A)	49,622	314,107
Globant SA (A)	651	76,636
GoDaddy, Inc., Class A (A)	30,864	5,559,841
IBM Corp.	89,300	22,205,338
Shopify, Inc., Class A (A)	90,822	8,663,056
Snowflake, Inc., Class A (A)	34,300	5,013,288
Twilio, Inc., Class A (A)	100	9,791
VeriSign, Inc. (A)	8,700	2,208,669
		49,903,972
Semiconductors and semiconductor equipment – 24.2%
Advanced Micro Devices, Inc. (A)	174,400	17,917,856
Analog Devices, Inc.	79,900	16,113,433
Applied Materials, Inc.	63,381	9,197,851
Arm Holdings PLC, ADR (A)(B)	1,900	202,901
Broadcom, Inc.	193,946	32,472,379
Credo Technology Group Holding, Ltd. (A)	29,600	1,188,736
Entegris, Inc.	5,400	472,392
Infineon Technologies AG	31,663	1,055,482
KLA Corp.	15,896	10,806,101
Lam Research Corp.	159,900	11,624,730
Lattice Semiconductor Corp. (A)	85,400	4,479,230
Marvell Technology, Inc.	64,533	3,973,297
Microchip Technology, Inc.	22,021	1,066,037
Micron Technology, Inc.	122,100	10,609,269
Monolithic Power Systems, Inc.	10,500	6,089,790
NVIDIA Corp.	562,746	60,990,411
NXP Semiconductors NV	41,000	7,792,460
ON Semiconductor Corp. (A)	77,200	3,141,268
Qualcomm, Inc.	80,624	12,384,653
Rambus, Inc. (A)	62,700	3,246,293
Synaptics, Inc. (A)	31,845	2,029,163
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	728	120,848
Texas Instruments, Inc.	25,800	4,636,260
		221,610,840
Software – 24.2%
AppLovin Corp., Class A (A)	20,900	5,537,873
Aurora Innovation, Inc. (A)	3,629	24,405
Autodesk, Inc. (A)	8,058	2,109,584
Cadence Design Systems, Inc. (A)	20,325	5,169,257
Crowdstrike Holdings, Inc., Class A (A)	16,024	5,649,742
DocuSign, Inc. (A)	9,900	805,860
Elastic NV (A)	14,600	1,300,860
Fortinet, Inc. (A)	118,896	11,444,929
HubSpot, Inc. (A)	2,638	1,507,063
Intuit, Inc.	33,200	20,384,468

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	189,147	$71,003,892
Monday.com, Ltd. (A)	4,500	1,094,220
Nutanix, Inc., Class A (A)	18,173	1,268,657
Oracle Corp.	124,512	17,408,023
Palantir Technologies, Inc., Class A (A)	180,399	15,225,676
Palo Alto Networks, Inc. (A)	58,380	9,961,963
Roper Technologies, Inc.	19,586	11,547,514
Salesforce, Inc.	66,073	17,731,350
Samsara, Inc., Class A (A)	3,404	130,475
SAP SE	32,313	8,658,255
ServiceNow, Inc. (A)	13,401	10,669,072
ServiceTitan, Inc., Class A (A)(B)	7,379	701,817
Synopsys, Inc. (A)	278	119,220
Tyler Technologies, Inc. (A)	3,563	2,071,493
Vertex, Inc., Class A (A)	1,674	58,607
		221,584,275
Technology hardware, storage and peripherals – 12.9%
Apple, Inc.	529,208	117,552,971
Sandisk Corp. (A)	14,400	685,584
Western Digital Corp. (A)	7,400	299,182
		118,537,737
		668,713,260
Real estate – 0.5%
Specialized REITs – 0.5%
American Tower Corp.	21,900	4,765,440
Equinix, Inc.	135	110,072
		4,875,512
TOTAL COMMON STOCKS (Cost $978,895,689)		$904,322,781
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 4.2232% (C)(D)	205,837	2,058,963
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (C)	506,561	506,561
T. Rowe Price Government Reserve Fund, 4.3810% (C)	11,397,677	11,397,677
TOTAL SHORT-TERM INVESTMENTS (Cost $13,963,190)		$13,963,201
Total Investments (Science & Technology Trust) (Cost $992,858,879) – 100.1%		$918,285,982
Other assets and liabilities, net – (0.1%)		(920,449)
TOTAL NET ASSETS – 100.0%		$917,365,533
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,015,044.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.2%
U.S. Government – 18.8%
U.S. Treasury Bonds
2.500%, 02/15/2045	$83,239,000	$60,013,368
3.375%, 11/15/2048	31,951,000	25,933,978
4.000%, 11/15/2042	206,572,000	192,700,998
4.500%, 11/15/2054	118,988,000	117,240,364
4.625%, 11/15/2044	29,913,000	29,950,391
4.750%, 11/15/2043	119,604,000	122,187,633
U.S. Treasury Notes
4.000%, 03/31/2030 to 01/31/2031	160,361,000	160,564,848
4.125%, 07/31/2031 to 03/31/2032	157,098,000	157,553,230
4.250%, 06/30/2031	109,999,000	111,215,005
4.625%, 02/15/2035	101,405,000	104,764,041
		1,082,123,856
U.S. Government Agency – 38.4%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	66,302,114	54,888,955
2.500%, 08/01/2051 to 12/01/2051	33,316,892	28,125,701
3.000%, 03/01/2043 to 06/01/2052	105,945,145	93,837,133
3.500%, 04/01/2044 to 07/01/2052	138,708,946	126,746,579
4.000%, 08/01/2037 to 04/01/2053	135,937,816	128,261,366
4.500%, 12/01/2037 to 04/01/2053	71,918,477	69,491,270
5.000%, 08/01/2052 to 11/01/2054	212,753,849	210,022,814
5.500%, 06/01/2053 to 02/01/2055	60,184,021	60,707,528
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	83,264,205	70,621,400
2.500%, 08/01/2035 to 03/01/2052	202,070,835	173,443,697
3.000%, 03/01/2033 to 05/01/2052	219,083,313	194,042,410
3.500%, 06/01/2042 to 09/01/2052	208,823,955	191,155,740
4.000%, 10/01/2037 to 09/01/2052	324,927,756	308,050,878
4.500%, 11/01/2037 to 05/01/2053	281,005,377	271,767,126
5.000%, 07/01/2052 to 11/01/2054	134,487,125	132,860,352
5.500%, 12/01/2052 to 01/01/2055	89,155,233	89,871,272
		2,203,894,221
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,444,376,830)		$3,286,018,077
CORPORATE BONDS – 30.0%
Communication services – 1.3%
AT&T, Inc.
2.750%, 06/01/2031	11,423,000	10,153,001
3.550%, 09/15/2055	10,796,000	7,316,504
4.500%, 05/15/2035	3,439,000	3,232,450
Charter Communications Operating LLC
2.800%, 04/01/2031	10,161,000	8,772,900
6.384%, 10/23/2035	8,128,000	8,237,021
Netflix, Inc. 4.875%, 06/15/2030 (A)	7,860,000	7,943,068
T-Mobile USA, Inc. 3.875%, 04/15/2030	16,583,000	15,897,159
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	12,092,000	10,653,529
		72,205,632
Consumer discretionary – 1.1%
AutoNation, Inc.
4.750%, 06/01/2030	5,846,000	5,738,637
5.890%, 03/15/2035	1,144,000	1,141,765
Booking Holdings, Inc. 4.625%, 04/13/2030	2,816,000	2,821,914
Ford Motor Company 3.250%, 02/12/2032	7,627,000	6,285,739
Ford Motor Credit Company LLC
4.000%, 11/13/2030	6,753,000	6,046,042
6.054%, 11/05/2031	5,679,000	5,563,796

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
7.122%, 11/07/2033	$15,070,000	$15,400,331
General Motors Financial Company, Inc. 5.600%, 06/18/2031	14,840,000	14,841,209
Hyundai Capital America 5.400%, 01/08/2031 (A)	7,267,000	7,324,758
		65,164,191
Consumer staples – 0.4%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,160,000	4,318,375
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,619,595
5.750%, 04/01/2033	5,554,000	5,641,920
5.950%, 04/20/2035 (A)	1,414,000	1,453,309
Mars, Inc. 5.000%, 03/01/2032 (A)	3,392,000	3,406,663
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,954,000	4,092,932
		23,532,794
Energy – 4.0%
Aker BP ASA
3.100%, 07/15/2031 (A)	2,535,000	2,232,085
3.750%, 01/15/2030 (A)	1,411,000	1,333,064
4.000%, 01/15/2031 (A)	3,161,000	2,955,510
5.800%, 10/01/2054 (A)	2,495,000	2,275,116
Antero Resources Corp. 5.375%, 03/01/2030 (A)	6,088,000	5,977,236
Cheniere Energy Partners LP
3.250%, 01/31/2032	12,750,000	11,220,523
5.950%, 06/30/2033	5,987,000	6,148,828
Cheniere Energy, Inc. 5.650%, 04/15/2034	2,748,000	2,779,835
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	3,909,000	3,893,254
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	1,723,000	1,790,405
6.036%, 11/15/2033 (A)	6,630,000	6,845,225
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	3,577,000	2,994,789
4.900%, 06/01/2044	3,549,000	2,878,545
5.750%, 01/15/2031 (A)	6,888,000	6,941,092
Diamondback Energy, Inc. 5.750%, 04/18/2054	5,680,000	5,354,878
DT Midstream, Inc. 5.800%, 12/15/2034 (A)	5,837,000	5,864,247
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	6,888,000	6,660,455
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,184,000	8,091,577
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,498,053
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,043,704
5.250%, 07/01/2029	3,751,000	3,805,610
5.400%, 10/01/2047	7,516,000	6,730,584
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	$10,110,000	$9,954,030
Expand Energy Corp. 4.750%, 02/01/2032	6,234,000	5,896,382
Harbour Energy PLC 6.327%, 04/01/2035 (A)	8,400,000	8,362,717
MPLX LP
4.950%, 09/01/2032	3,979,000	3,898,980
5.000%, 03/01/2033	3,412,000	3,330,439
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,454,876
6.050%, 10/01/2054	6,181,000	5,786,084
6.450%, 09/15/2036	8,761,000	9,018,284
6.625%, 09/01/2030	3,170,000	3,330,091
ONEOK, Inc.
6.050%, 09/01/2033	5,628,000	5,859,830
6.625%, 09/01/2053	5,695,000	5,959,528
Ovintiv, Inc.
6.250%, 07/15/2033	3,404,000	3,515,997
7.200%, 11/01/2031	649,000	701,850
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	11,259,000	11,051,943
Saudi Arabian Oil Company 5.250%, 07/17/2034 (A)	2,743,000	2,758,021
Suncor Energy, Inc.
3.750%, 03/04/2051	2,331,000	1,641,382
4.000%, 11/15/2047	4,122,000	3,086,618
Targa Resources Corp.
5.500%, 02/15/2035	5,813,000	5,778,611
6.150%, 03/01/2029	3,959,000	4,139,638
Targa Resources Partners LP 4.000%, 01/15/2032	4,143,000	3,822,987
Var Energi ASA 8.000%, 11/15/2032 (A)	11,393,000	12,800,090
Western Midstream Operating LP
4.050%, 02/01/2030	4,954,000	4,727,960
5.450%, 11/15/2034	3,061,000	2,990,675
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	1,920,000	1,935,173
5.700%, 09/30/2031 (A)	3,099,000	3,135,012
		229,251,813
Financials – 11.3%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	3,894,000	3,869,091
8.000%, 11/01/2031	5,015,000	5,588,219
Apollo Debt Solutions BDC
6.700%, 07/29/2031	4,853,000	5,007,064
6.900%, 04/13/2029	2,718,000	2,820,133
Ares Capital Corp.
2.875%, 06/15/2028	6,127,000	5,702,793
5.875%, 03/01/2029	3,602,000	3,656,878
Ares Strategic Income Fund
5.600%, 02/15/2030 (A)	4,613,000	4,546,758
6.200%, 03/21/2032 (A)	4,045,000	4,022,078
6.350%, 08/15/2029 (A)	1,889,000	1,917,872
Athene Global Funding
4.721%, 10/08/2029 (A)	3,479,000	3,432,373
5.322%, 11/13/2031 (A)	4,128,000	4,130,645
Athene Holding, Ltd.
3.500%, 01/15/2031	11,755,000	10,882,960

160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Holding, Ltd. (continued)
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	$2,418,000	$2,394,403
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (A)	3,422,000	3,440,325
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	9,879,000	8,873,212
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	15,863,000	13,961,776
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	4,206,000	3,775,081
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	16,242,000	15,695,268
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	9,245,000	9,052,071
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,283,000	7,400,518
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	16,234,000	16,644,375
Blackstone Private Credit Fund
5.250%, 04/01/2030 (A)	4,767,000	4,653,505
5.950%, 07/16/2029	2,489,000	2,515,916
6.000%, 01/29/2032	4,590,000	4,550,675
7.300%, 11/27/2028	4,166,000	4,406,229
Blackstone Secured Lending Fund 5.350%, 04/13/2028	4,559,000	4,557,491
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	4,613,000	4,694,607
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(B)	1,922,000	2,054,187
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (A)	4,423,000	4,509,015
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	5,783,000	5,510,236
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	9,542,000	10,068,578
Citadel Finance LLC 5.900%, 02/10/2030 (A)	3,312,000	3,299,331
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	4,921,125
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,536,245
Citizens Financial Group, Inc.
3.250%, 04/30/2030	1,035,000	950,769
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	4,252,000	4,274,843
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citizens Financial Group, Inc. (continued)
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	$9,251,000	$9,417,350
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	4,326,000	4,603,109
CNA Financial Corp. 2.050%, 08/15/2030	589,000	512,296
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,470,599
6.450%, 06/15/2034	3,118,000	3,251,558
CNO Global Funding 4.950%, 09/09/2029 (A)	4,077,000	4,091,059
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,333,000	3,386,876
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,897,000	10,027,812
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	5,562,000	5,813,678
Danske Bank A/S 5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	5,981,000	5,994,406
Deutsche Bank AG 6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	3,804,000	4,033,845
Discover Financial Services 6.700%, 11/29/2032	6,707,000	7,204,103
Enact Holdings, Inc. 6.250%, 05/28/2029	6,227,000	6,388,962
F&G Annuities & Life, Inc. 6.500%, 06/04/2029	2,989,000	3,042,556
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	2,420,000	2,405,661
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	4,235,000	4,335,152
First Citizens BancShares, Inc. 5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	5,649,000	5,653,548
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	3,392,000	3,409,094
GA Global Funding Trust 5.200%, 12/09/2031 (A)	4,053,000	4,031,108
HPS Corporate Lending Fund 5.950%, 04/14/2032 (A)	2,312,000	2,280,544
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	3,485,000	3,522,084
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	1,808,000	1,820,690
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	2,457,000	2,557,665

161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	$2,699,000	$2,749,141
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	2,482,000	2,602,854
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	5,135,000	5,234,236
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	3,878,000	3,479,807
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	10,565,000	9,606,727
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	2,948,000	2,927,501
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	6,222,000	6,180,889
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	5,767,000	5,819,199
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,250,652
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	5,681,000	5,703,710
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,343,989
KeyBank NA 5.000%, 01/26/2033	6,328,000	6,162,725
KeyCorp 5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031 (C)	5,890,000	5,915,861
Lazard Group LLC
4.375%, 03/11/2029	4,640,000	4,568,616
6.000%, 03/15/2031	3,245,000	3,372,119
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (B)	3,030,000	2,880,193
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (B)	4,011,000	3,969,590
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	4,642,000	4,552,573
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (A)	1,381,000	1,361,671
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	3,968,191
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,274,000	4,172,850
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	4,716,000	4,783,236
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	$3,782,000	$3,220,202
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	9,696,000	8,038,850
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	9,578,000	9,704,988
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	6,945,000	6,945,720
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (B)	5,552,000	5,482,285
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (B)	9,038,000	9,488,797
NMI Holdings, Inc. 6.000%, 08/15/2029	5,795,000	5,867,120
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 03/25/2174 (A)(B)(C)	8,763,000	8,447,219
Radian Group, Inc. 6.200%, 05/15/2029	8,396,000	8,659,954
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	9,553,000	9,429,991
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	2,506,000	2,566,318
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	2,372,000	2,335,590
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	2,552,000	2,291,975
Sixth Street Lending Partners
5.750%, 01/15/2030	2,339,000	2,316,595
6.125%, 07/15/2030 (A)	2,294,000	2,308,863
Societe Generale SA 5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (A)(C)	2,683,000	2,729,491
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	7,843,000	6,370,539
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	3,758,000	3,811,839
The Charles Schwab Corp. 5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	3,582,000	3,741,264
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	19,174,000	16,741,661
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	6,452,000	5,576,212

162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	$6,017,000	$5,952,377
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	4,018,000	4,089,399
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	3,752,000	3,906,118
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (B)	3,312,000	3,328,957
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	5,528,000	5,537,353
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	12,193,000	12,544,114
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	3,637,000	3,916,267
Trust Fibra Uno 7.375%, 02/13/2034 (A)	5,446,000	5,470,594
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	6,428,000	6,246,126
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,790,000	2,846,527
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	5,933,491
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	3,698,000	3,765,125
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	3,994,712
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(B)	3,908,000	3,848,720
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(B)	4,875,000	4,795,131
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(B)	4,951,000	5,650,091
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	17,664,000	15,848,531
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	5,239,000	5,202,851
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	3,556,000	3,615,614
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	8,195,000	8,840,654
		650,584,955
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.5%
Amgen, Inc.
5.250%, 03/02/2030 to 03/02/2033	$19,783,000	$20,123,428
5.650%, 03/02/2053	7,043,000	6,908,678
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,239,204
Centene Corp.
2.625%, 08/01/2031	7,880,000	6,623,272
4.625%, 12/15/2029	13,358,000	12,798,011
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	10,157,000	8,586,708
3.750%, 06/15/2029 (A)	9,608,000	9,162,689
HCA, Inc. 5.450%, 04/01/2031	5,006,000	5,084,830
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (A)	6,064,000	5,906,409
Icon Investments Six DAC 5.849%, 05/08/2029	3,334,000	3,439,251
IQVIA, Inc. 6.250%, 02/01/2029	2,930,000	3,050,950
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,990,000	5,924,165
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	8,664,406
Royalty Pharma PLC 5.150%, 09/02/2029	2,910,000	2,929,099
Solventum Corp.
5.400%, 03/01/2029	4,638,000	4,731,277
5.450%, 03/13/2031	8,842,000	9,007,993
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,196,243
Viatris, Inc.
2.700%, 06/22/2030	9,127,000	7,948,451
4.000%, 06/22/2050	19,299,000	12,657,163
		142,982,227
Industrials – 2.5%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	15,304,000	13,558,636
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	2,957,000	2,929,618
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	2,524,527	2,460,685
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	6,206,559	6,008,284
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,534,405	3,366,014
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	2,936,625	2,830,144
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,704,482	3,462,905
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,731,313	5,144,143
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	5,119,925	4,689,979
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	5,162,746	4,528,164

163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	$1,602,700	$1,509,563
Ashtead Capital, Inc.
5.500%, 08/11/2032 (A)	7,146,000	7,119,567
5.550%, 05/30/2033 (A)	5,369,000	5,326,112
5.950%, 10/15/2033 (A)	6,014,000	6,101,200
BAE Systems PLC 5.250%, 03/26/2031 (A)	1,257,000	1,281,793
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,288,416	1,223,545
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,216,338	2,132,875
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	740,403	777,045
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	3,427,000	3,646,411
Concentrix Corp. 6.600%, 08/02/2028 (C)	761,000	794,286
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,216,790
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (A)	6,862,000	7,351,227
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	4,728,338	4,100,299
Owens Corning 5.700%, 06/15/2034	5,766,000	5,926,062
Quanta Services, Inc. 5.250%, 08/09/2034	3,151,000	3,114,161
Regal Rexnord Corp. 6.400%, 04/15/2033	3,541,000	3,675,716
Stanley Black & Decker, Inc. 2.300%, 03/15/2030	3,867,000	3,425,572
The Boeing Company 6.528%, 05/01/2034	3,518,000	3,769,489
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028 (C)	6,203,315	5,891,437
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	2,120,548	1,994,530
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027 (C)	6,550,066	6,670,271
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,290,743	6,376,336
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,366,665	4,393,320
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	4,797,880	4,835,225
		146,631,404
Information technology – 2.7%
AppLovin Corp. 5.375%, 12/01/2031	3,378,000	3,395,137
Atlassian Corp. 5.250%, 05/15/2029	3,608,000	3,671,794
Broadcom, Inc.
3.419%, 04/15/2033 (A)	26,444,000	23,544,653
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc. (continued)
3.469%, 04/15/2034 (A)	$3,032,000	$2,668,933
4.550%, 02/15/2032	2,361,000	2,303,635
CDW LLC
5.100%, 03/01/2030	1,946,000	1,942,651
5.550%, 08/22/2034	2,595,000	2,564,689
Dell International LLC 5.400%, 04/15/2034	13,804,000	13,910,963
Flex, Ltd. 5.250%, 01/15/2032	1,770,000	1,758,679
Foundry JV Holdco LLC
5.875%, 01/25/2034 (A)	4,745,000	4,756,279
6.150%, 01/25/2032 (A)	9,467,000	9,842,043
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,121,301
Micron Technology, Inc.
2.703%, 04/15/2032	4,217,000	3,601,491
5.300%, 01/15/2031	2,835,000	2,866,697
5.875%, 09/15/2033	5,769,000	6,000,520
6.750%, 11/01/2029	10,611,000	11,384,121
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,185,000	7,152,838
2.750%, 05/24/2031	7,931,000	7,025,855
Oracle Corp.
2.950%, 04/01/2030	5,548,000	5,096,929
5.250%, 02/03/2032	4,016,000	4,067,792
5.550%, 02/06/2053	8,868,000	8,288,552
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,513,631
4.375%, 10/15/2029	3,050,000	2,909,233
TD SYNNEX Corp.
2.650%, 08/09/2031	3,461,000	2,955,516
6.100%, 04/12/2034	2,764,000	2,842,830
VMware LLC 4.700%, 05/15/2030	8,158,000	8,086,440
		154,273,202
Materials – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031 (A)(C)	5,818,000	5,210,264
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	5,345,000	5,345,898
5.450%, 03/15/2043	3,806,000	3,568,694
Vulcan Materials Company 5.350%, 12/01/2034	2,344,000	2,365,507
		16,490,363
Real estate – 0.9%
American Tower Corp.
5.200%, 02/15/2029	4,881,000	4,958,956
5.550%, 07/15/2033	4,181,000	4,273,043
5.650%, 03/15/2033	4,181,000	4,309,809
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,424,053
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,658,408
4.000%, 01/15/2030	2,026,000	1,915,173
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 to 01/15/2035 (A)	13,052,000	13,157,872
VICI Properties LP 5.125%, 11/15/2031 to 05/15/2032	16,440,000	16,138,182
		52,835,496
Utilities – 3.0%
American Electric Power Company, Inc. 5.625%, 03/01/2033 (C)	1,903,000	1,951,639

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	$2,415,235	$2,548,276
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	5,542,000	5,552,029
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	5,561,000	5,646,128
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,181,277
6.500%, 10/01/2053	3,014,000	3,159,936
Dominion Energy, Inc.
3.375%, 04/01/2030	4,662,000	4,356,759
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	4,416,000	4,572,120
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,117,876
Duke Energy Carolinas LLC 4.950%, 01/15/2033	5,550,000	5,551,391
Duke Energy Corp. 5.750%, 09/15/2033	6,099,000	6,356,227
Electricite de France SA 5.650%, 04/22/2029 (A)	7,718,000	7,960,354
Eversource Energy 5.125%, 05/15/2033	5,079,000	5,021,238
Exelon Corp.
5.125%, 03/15/2031	3,448,000	3,486,192
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	1,370,000	1,364,160
Georgia Power Company 4.950%, 05/17/2033	3,179,000	3,157,072
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,633,000	8,917,927
National Grid PLC 5.809%, 06/12/2033	7,640,000	7,872,834
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	12,135,000	10,736,358
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	3,173,000	3,176,417
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	1,142,000	1,164,198
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	2,781,000	2,815,534
NiSource, Inc. 3.600%, 05/01/2030	4,265,000	4,038,785
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	4,211,000	4,089,125
7.000%, 03/15/2033 (A)	6,323,000	6,816,801
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,504,264
5.800%, 05/15/2034	4,575,000	4,619,611
Sempra
5.500%, 08/01/2033	5,256,000	5,296,584
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	4,971,000	4,714,951
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	4,358,000	4,315,227
The Southern Company
5.200%, 06/15/2033	2,123,000	2,127,981
5.700%, 03/15/2034	4,792,000	4,949,147
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	5,687,000	5,823,278
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	9,239,000	8,942,525
6.000%, 04/15/2034 (A)	6,393,000	6,460,465
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC (continued)
6.950%, 10/15/2033 (A)	$4,932,000	$5,297,728
		169,662,414
TOTAL CORPORATE BONDS (Cost $1,744,171,573)		$1,723,614,491
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,199,616
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,749,197
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	6,135,759
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,880,072
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	5,837,312
TOTAL MUNICIPAL BONDS (Cost $30,628,397)		$21,801,956
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%
Commercial and residential – 3.7%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	1,354,120	1,284,592
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	4,390,010	3,675,185
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	3,727,824	3,215,293
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	4,199,913	4,172,266
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	6,768,099	6,693,677
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	2,152,400	1,927,231
BAHA Trust Series 2024-MAR, Class A 5.574%, 12/10/2041 (A)(D)	5,159,000	5,231,921
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,415,972	1,371,833
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	7,135,000	7,228,329
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,692,000	1,742,583
Benchmark Mortgage Trust Series 2024-V12, Class A3 5.738%, 12/15/2057	5,560,000	5,753,029
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	1,751,000	1,801,763
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	1,795,329	1,666,671
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (A)	2,429,000	2,242,759

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust (continued)
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 5.933%, 01/15/2034 (A)(E)	$1,344,000	$1,334,850
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,525,680
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 5.533%, 08/15/2036 (A)(E)	11,543,000	10,632,931
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	5,705,734	5,411,163
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	2,381,317	2,332,126
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (A)(D)	4,564,000	4,660,446
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(D)	2,550,974	2,114,898
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	4,037,569	3,327,435
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	2,607,157	2,240,162
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	7,514,142	6,391,143
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (A)(D)	2,811,000	2,209,168
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (A)	862,825	848,170
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(D)	5,352,026	4,364,407
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	1,126,264	1,010,512
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	1,763,921	1,523,154
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	5,398,012	4,460,618
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	5,860,675	4,915,842
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	3,158,203	3,080,001
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	3,048,124	2,694,927
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	531,379	457,966
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	3,104,082	2,552,026
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	6,537,395	5,341,254
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	1,247,622	1,072,690
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust (continued)
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	$1,387,926	$1,181,063
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	2,805,603	2,403,966
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	678,748	638,357
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	1,770,844	1,572,046
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.467%, 01/13/2040 (A)(D)	2,270,000	2,309,441
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	2,292,289	1,980,591
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	1,493,938	1,390,497
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(D)	1,951,207	1,829,734
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	4,570,132	3,946,257
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (A)(D)	2,963,000	2,870,894
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,310,791	1,211,031
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,711,624	1,450,415
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	3,128,057	2,543,206
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	4,288,675	3,472,274
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	3,943,312	3,482,190
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	4,734,000	4,770,120
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	5,978,000	6,190,007
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	7,333,155
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	1,319,902	1,228,065
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	4,603,198	4,080,269
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	1,974,423	1,850,876
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	2,297,966	2,190,720
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,126,883	2,825,553
Series 2024-1, Class A1, 4.780%, 03/25/2064 (A)(D)	6,127,388	6,185,680

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust (continued)
Series 2024-3, Class A1A, 5.109%, 07/25/2065 (A)(D)	$3,402,754	$3,433,286
Series 2024-4, Class A1A, 4.416%, 10/27/2064 (A)(D)	2,313,232	2,313,439
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (A)	914,506	880,570
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	2,142,044	1,884,636
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	2,660,837	2,273,395
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	2,491,288	2,056,542
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	2,373,310	2,018,730
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	1,988,566	1,832,493
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,261,278	1,202,806
		211,341,005
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.186%, 06/25/2025	111,955,237	12,494
Government National Mortgage Association
Series 2012-114, Class IO, 0.629%, 01/16/2053	11,753,970	184,933
Series 2016-174, Class IO, 0.889%, 11/16/2056	9,252,708	391,450
Series 2017-109, Class IO, 0.229%, 04/16/2057	11,159,302	147,802
Series 2017-124, Class IO, 0.626%, 01/16/2059	11,550,448	406,325
Series 2017-135, Class IO, 0.698%, 10/16/2058	34,898,882	1,164,070
Series 2017-140, Class IO, 0.486%, 02/16/2059	18,455,503	513,923
Series 2017-159, Class IO, 0.430%, 06/16/2059	26,203,506	679,963
Series 2017-20, Class IO, 0.519%, 12/16/2058	24,313,884	560,610
Series 2017-22, Class IO, 0.746%, 12/16/2057	11,825,145	428,021
Series 2017-41, Class IO, 0.563%, 07/16/2058	7,945,306	214,495
Series 2017-46, Class IO, 0.651%, 11/16/2057	12,263,287	466,603
Series 2017-61, Class IO, 0.700%, 05/16/2059	13,990,443	511,104
Series 2018-158, Class IO, 0.794%, 05/16/2061	19,448,244	1,154,675
Series 2018-69, Class IO, 0.607%, 04/16/2060	20,501,816	934,524
Series 2019-131, Class IO, 0.803%, 07/16/2061	26,065,005	1,509,109
Series 2020-100, Class IO, 0.785%, 05/16/2062	27,676,791	1,680,778
Series 2020-108, Class IO, 0.847%, 06/16/2062	66,811,280	3,911,794
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-114, Class IO, 0.800%, 09/16/2062	$65,492,875	$3,589,344
Series 2020-118, Class IO, 0.883%, 06/16/2062	48,263,600	3,052,538
Series 2020-119, Class IO, 0.607%, 08/16/2062	26,566,236	1,254,320
Series 2020-120, Class IO, 0.769%, 05/16/2062	15,019,854	900,608
Series 2020-137, Class IO, 0.797%, 09/16/2062	85,622,535	5,017,129
Series 2020-150, Class IO, 0.965%, 12/16/2062	43,371,307	3,073,816
Series 2020-170, Class IO, 0.835%, 11/16/2062	56,179,850	3,669,505
Series 2020-92, Class IO, 0.880%, 02/16/2062	63,606,347	3,707,741
Series 2021-10, Class IO, 0.987%, 05/16/2063	40,579,485	3,020,388
Series 2021-11, Class IO, 1.021%, 12/16/2062	62,814,856	4,698,363
Series 2021-203, Class IO, 0.870%, 07/16/2063	53,271,930	3,511,776
Series 2021-3, Class IO, 0.869%, 09/16/2062	73,784,732	4,770,235
Series 2021-40, Class IO, 0.822%, 02/16/2063	19,103,784	1,189,856
Series 2022-181, Class IO, 0.718%, 07/16/2064	20,149,180	1,253,053
Series 2022-21, Class IO, 0.784%, 10/16/2063	18,300,234	1,046,160
Series 2023-197, Class IO, 1.240%, 09/16/2065	13,144,744	1,133,108
		59,760,613
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $351,524,467)		$271,101,618
ASSET-BACKED SECURITIES – 7.1%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	4,425,345	4,346,450
AGL Core CLO, Ltd. Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) 5.693%, 07/20/2037 (A)(E)	5,442,000	5,441,804
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	1,331,000	1,275,170
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,291,778
AMSR Trust Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	4,329,000	3,973,500
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	1,540,548	1,407,127
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	7,516,805	7,156,107
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,673,634

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	$5,526,173	$5,073,560
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	1,223,800	1,217,911
Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,903,958	1,888,382
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	4,063,080	3,901,247
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,386,520	7,438,803
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	5,917,495	5,839,378
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	5,600,023	5,352,561
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	5,933,442	5,480,531
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	4,059,593	3,712,373
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	2,728,879	2,480,731
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	3,609,000	3,639,477
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,135,000	4,152,770
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	1,873,000	1,902,176
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	6,638,000	6,458,734
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	6,239,000	6,000,788
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	8,989,000	8,730,448
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	6,603,000	6,299,139
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,732,340	2,670,568
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	6,287,000	5,955,869
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,502,407
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,225,521
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,283,398	5,009,016
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,293,318	5,794,219
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,207,780	7,399,243
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	6,316,000	6,347,723
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	$6,871,000	$6,586,386
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,310,405
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	7,413,000	7,540,637
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	1,799,434	1,783,092
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	3,935,516	3,903,984
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,213,464
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,301,000	5,073,545
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,519,000	5,574,166
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	6,355,114	6,127,779
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	4,783,000	4,827,167
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,714,161
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,581,631
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	5,723,654	5,639,107
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,371,200	2,035,521
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	7,672,088	7,215,894
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	2,965,290	2,752,415
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,897,575
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	4,174,000	3,815,344
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	917,474	906,344
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	806,343	783,155
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 5.693%, 07/20/2037 (A)(E)	2,964,000	2,967,011
Progress Residential Trust
Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	5,002,622	4,724,092
Series 2025-SFR1, Class A 3.400%, 02/17/2042 (A)	4,080,000	3,811,025
Series 2025-SFR2, Class A 3.305%, 04/17/2042 (A)	2,702,000	2,491,447

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	$7,117,000	$7,062,148
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.869%, 01/15/2038 (A)(E)	3,022,000	3,021,867
RIN XII LLC Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) 5.625%, 04/15/2038 (A)(E)	3,091,000	3,084,209
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	6,701,000	6,873,401
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	4,946,288	4,557,406
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,668,050	2,727,851
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,438,953	1,286,031
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,525,103	5,578,139
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	4,224,962	4,257,431
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,621,029	4,498,126
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,109,596	3,906,285
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,417,770	3,980,024
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,889,758	2,910,528
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,589,510	2,627,366
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,257,318	6,170,314
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	1,176,186	1,145,751
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,841,883
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	5,975,000	5,764,213
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	5,873,942	5,503,433
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,457,673	3,090,972
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	5,563,444	5,138,211
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	6,013,215	5,551,746
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	4,588,980	4,153,529
Uniti Fiber Issuer LLC Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	2,382,000	2,435,021
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	$3,647,000	$3,387,085
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	998,415	959,174
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	10,877,000	11,073,272
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	4,962,846	4,625,952
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,355,622	5,771,707
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,482,518	1,398,869
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	11,099,965	10,474,772
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	2,651,000	2,687,905
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,199,680	3,839,171
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	4,138,000	4,155,164
TOTAL ASSET-BACKED SECURITIES (Cost $414,030,961)		$404,853,448
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.2232% (F)(G)	6,458,607	64,604,794
TOTAL SHORT-TERM INVESTMENTS (Cost $64,604,966)		$64,604,794
Total Investments (Select Bond Trust) (Cost $6,049,337,194) – 100.5%		$5,771,994,384
Other assets and liabilities, net – (0.5%)		(28,294,893)
TOTAL NET ASSETS – 100.0%		$5,743,699,491
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,013,639,873 or 17.6% of the fund's net assets as of 3-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $22,865,234.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-25.

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $23,130,851.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 97.3%
U.S. Government – 52.0%
U.S. Treasury Notes
3.875%, 03/31/2027	$3,000,000	$2,998,945
4.000%, 02/29/2028 to 03/31/2030	42,469,000	42,557,062
4.125%, 01/31/2027 to 03/31/2029	10,114,000	10,156,822
4.250%, 02/15/2028 to 06/30/2029	71,863,000	72,576,259
		128,289,088
U.S. Government Agency – 45.3%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,425,887
4.350%, 01/28/2028	8,615,000	8,705,307
4.740%, 03/25/2030	5,420,000	5,427,357
Federal Farm Credit Bank
0.680%, 01/13/2027	6,000,000	5,658,705
1.600%, 12/14/2026	2,000,000	1,921,841
4.330%, 03/18/2030	10,000,000	9,992,809
4.470%, 03/05/2030	3,000,000	3,007,922
4.600%, 01/02/2029	2,500,000	2,494,971
4.900%, 03/19/2031	3,500,000	3,495,844
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,888,949
2.750%, 03/25/2027	2,600,000	2,536,643
4.000%, 03/10/2027	4,000,000	4,006,066
4.150%, 09/18/2029	2,500,000	2,476,541
4.500%, 03/26/2029 to 02/26/2030	13,000,000	12,980,017
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,903,366
2.500%, 09/01/2034	1,152,727	1,082,677
3.000%, 07/01/2030 to 12/01/2032	1,026,425	999,254
3.500%, 04/01/2032	480,576	470,616
4.250%, 08/25/2027	2,000,000	1,994,756
4.300%, 03/13/2030	5,000,000	4,978,138
4.650%, 10/09/2029	2,000,000	1,990,232
4.750%, 10/11/2029	2,000,000	1,998,857
6.000%, 10/01/2052 to 03/01/2054	2,638,327	2,701,061
6.756%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	193,448	200,058
7.000%, 04/01/2031 to 04/01/2032	163	171
Federal National Mortgage Association
1.875%, 09/24/2026	3,500,000	3,394,180
2.500%, 10/01/2027 to 09/01/2034	1,270,596	1,199,781
3.000%, 03/01/2028 to 09/01/2034	2,744,759	2,672,737
3.500%, 07/01/2031 to 06/01/2034	2,009,966	1,971,028
4.050%, 09/23/2027	5,000,000	4,971,085
6.000%, 08/01/2053 to 11/01/2053	1,032,557	1,056,036
6.500%, 01/01/2039	171,821	182,332
7.000%, 12/01/2026 to 01/01/2029	323	338
8.000%, 09/01/2029 to 09/01/2030	435	450
		111,786,012
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $241,102,242)		$240,075,100
MUNICIPAL BONDS – 1.9%
City of New York, GO 1.990%, 10/01/2026	1,000,000	968,339
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
County of Orange (Florida) 2.280%, 01/01/2026	$1,000,000	$985,361
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	986,627
State of California, GO 2.375%, 10/01/2026	1,000,000	974,850
State of Wisconsin 2.299%, 05/01/2028	900,000	850,097
TOTAL MUNICIPAL BONDS (Cost $4,859,402)		$4,765,274
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.629%, 01/16/2053	800,432	12,594
Series 2017-109, Class IO, 0.229%, 04/16/2057	829,113	10,981
Series 2017-124, Class IO, 0.626%, 01/16/2059	690,618	24,295
Series 2017-140, Class IO, 0.486%, 02/16/2059	614,374	17,108
Series 2017-20, Class IO, 0.519%, 12/16/2058	1,506,915	34,745
Series 2017-41, Class IO, 0.563%, 07/16/2058	716,241	19,336
Series 2017-46, Class IO, 0.651%, 11/16/2057	1,095,944	41,699
Series 2017-61, Class IO, 0.700%, 05/16/2059	482,086	17,612
Series 2017-74, Class IO, 0.419%, 09/16/2058	1,230,259	21,798
Series 2017-89, Class IO, 0.475%, 07/16/2059	607,163	16,300
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,303,467	38,950
Series 2020-118, Class IO, 0.883%, 06/16/2062	1,319,781	83,472
Series 2020-119, Class IO, 0.607%, 08/16/2062	732,060	34,564
Series 2020-120, Class IO, 0.769%, 05/16/2062	1,943,651	116,544
Series 2020-137, Class IO, 0.797%, 09/16/2062	1,352,976	79,279
Series 2020-170, Class IO, 0.835%, 11/16/2062	1,490,993	97,387
Series 2021-40, Class IO, 0.822%, 02/16/2063	463,516	28,870
Series 2022-53, Class IO, 0.709%, 06/16/2064	1,649,375	77,986
		773,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,760,296)		$773,520
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 4.2232% (B)(C)	72,268	722,891
TOTAL SHORT-TERM INVESTMENTS (Cost $722,917)		$722,891
Total Investments (Short Term Government Income Trust) (Cost $249,444,857) – 99.8%		$246,336,785
Other assets and liabilities, net – 0.2%		532,966
TOTAL NET ASSETS – 100.0%		$246,869,751

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 2.5%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,066	$75,616
AST SpaceMobile, Inc. (A)(B)	25,665	583,622
ATN International, Inc.	2,067	41,981
Bandwidth, Inc., Class A (A)	4,904	64,242
Cogent Communications Holdings, Inc.	8,470	519,296
Globalstar, Inc. (A)	9,422	196,543
IDT Corp., Class B	2,827	145,053
Liberty Latin America, Ltd., Class A (A)	6,030	38,170
Liberty Latin America, Ltd., Class C (A)	24,758	153,747
Lumen Technologies, Inc. (A)	193,959	760,319
Shenandoah Telecommunications Company	9,632	121,074
		2,699,663
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	75,500	216,685
Atlanta Braves Holdings, Inc., Series A (A)(B)	2,290	100,462
Atlanta Braves Holdings, Inc., Series C (A)	9,422	376,974
Cinemark Holdings, Inc. (B)	21,132	525,975
Eventbrite, Inc., Class A (A)	15,692	33,110
IMAX Corp. (A)	8,244	217,229
Lions Gate Entertainment Corp., Class A (A)(B)	10,389	91,943
Lions Gate Entertainment Corp., Class B (A)	25,622	202,926
Madison Square Garden Entertainment Corp. (A)	7,617	249,381
Playstudios, Inc. (A)	18,499	23,494
Reservoir Media, Inc. (A)	4,458	34,015
Sphere Entertainment Company (A)	5,188	169,751
The Marcus Corp.	4,464	74,504
Vivid Seats, Inc., Class A (A)(B)	14,718	43,565
		2,360,014
Interactive media and services – 0.5%
Bumble, Inc., Class A (A)	17,496	75,933
CarGurus, Inc. (A)	16,620	484,141
Cars.com, Inc. (A)	12,641	142,464
EverQuote, Inc., Class A (A)	4,858	127,231
FuboTV, Inc. (A)	62,265	181,814
Getty Images Holdings, Inc. (A)	20,395	35,283
Grindr, Inc. (A)	4,619	82,680
MediaAlpha, Inc., Class A (A)	5,903	54,544
Nextdoor Holdings, Inc. (A)	33,492	51,243
Outbrain, Inc. (A)	7,291	27,195
QuinStreet, Inc. (A)	10,434	186,143
Shutterstock, Inc.	4,645	86,536
TrueCar, Inc. (A)	17,596	27,802
Vimeo, Inc. (A)	27,849	146,486
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Webtoon Entertainment, Inc. (A)	3,252	$24,943
Yelp, Inc. (A)	12,092	447,767
Ziff Davis, Inc. (A)	8,092	304,097
ZipRecruiter, Inc., Class A (A)	14,332	84,415
		2,570,717
Media – 0.7%
Advantage Solutions, Inc. (A)(B)	20,320	30,683
AMC Networks, Inc., Class A (A)	5,940	40,867
Boston Omaha Corp., Class A (A)	5,006	72,987
Cable One, Inc.	1,088	289,158
Cardlytics, Inc. (A)(B)	8,544	15,550
Clear Channel Outdoor Holdings, Inc. (A)	71,333	79,180
EchoStar Corp., Class A (A)(B)	23,330	596,781
Entravision Communications Corp., Class A	13,780	28,938
Gambling.com Group, Ltd. (A)	3,402	42,933
Gannett Company, Inc. (A)	27,598	79,758
Gray Media, Inc.	16,963	73,280
Ibotta, Inc., Class A (A)(B)	3,069	129,512
iHeartMedia, Inc., Class A (A)(B)	20,027	33,045
Integral Ad Science Holding Corp. (A)	14,161	114,138
John Wiley & Sons, Inc., Class A	7,449	331,927
Magnite, Inc. (A)	24,287	277,115
National CineMedia, Inc. (A)	13,178	76,960
PubMatic, Inc., Class A (A)	8,066	73,723
Scholastic Corp.	4,398	83,034
Sinclair, Inc.	6,181	98,463
Stagwell, Inc. (A)	16,876	102,100
TechTarget, Inc. (A)	5,340	79,085
TEGNA, Inc.	30,325	552,522
The EW Scripps Company, Class A (A)	11,623	34,404
Thryv Holdings, Inc. (A)	7,320	93,769
Townsquare Media, Inc., Class A	3,369	27,424
WideOpenWest, Inc. (A)	10,230	50,639
		3,507,975
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)(B)	12,601	108,621
Spok Holdings, Inc.	3,447	56,669
Telephone & Data Systems, Inc.	18,873	731,140
Tingo Group, Inc. (A)	23,160	589
		897,019
		12,035,388
Consumer discretionary – 8.8%
Automobile components – 1.0%
Adient PLC (A)	16,148	207,663
American Axle & Manufacturing Holdings, Inc. (A)	22,158	90,183
Cooper-Standard Holdings, Inc. (A)	3,438	52,670
Dana, Inc.	25,178	335,623
Dorman Products, Inc. (A)	4,928	594,021
Fox Factory Holding Corp. (A)	8,099	189,031
Gentherm, Inc. (A)	5,963	159,451
Holley, Inc. (A)	9,587	24,639
LCI Industries	4,734	413,894
Luminar Technologies, Inc. (A)(B)	4,685	25,252
Modine Manufacturing Company (A)	9,940	762,895
Patrick Industries, Inc.	6,173	521,989
PHINIA, Inc.	7,989	338,973
Solid Power, Inc. (A)(B)	31,156	32,714
Standard Motor Products, Inc.	4,015	100,094
Stoneridge, Inc. (A)	5,954	27,329
The Goodyear Tire & Rubber Company (A)	54,383	502,499

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	5,157	$400,286
XPEL, Inc. (A)	4,934	144,961
		4,924,167
Automobiles – 0.0%
Winnebago Industries, Inc.	5,357	184,602
Broadline retail – 0.0%
1stdibs.com, Inc. (A)	6,101	18,547
Groupon, Inc. (A)	4,525	84,934
Savers Value Village, Inc. (A)(B)	4,733	32,658
		136,139
Distributors – 0.1%
A-Mark Precious Metals, Inc.	3,424	86,867
GigaCloud Technology, Inc., Class A (A)	4,605	65,391
Weyco Group, Inc.	1,107	33,741
		185,999
Diversified consumer services – 1.2%
Adtalem Global Education, Inc. (A)	7,192	723,803
American Public Education, Inc. (A)	3,044	67,942
Carriage Services, Inc.	2,602	100,828
Chegg, Inc. (A)	21,607	13,811
Coursera, Inc. (A)	26,971	179,627
European Wax Center, Inc., Class A (A)	6,918	27,326
frontdoor, Inc. (A)	14,756	566,926
Graham Holdings Company, Class B	605	581,320
KinderCare Learning Cos, Inc. (A)	5,495	63,687
Laureate Education, Inc. (A)	24,967	510,575
Lincoln Educational Services Corp. (A)	4,877	77,398
Mister Car Wash, Inc. (A)	18,567	146,494
Nerdy, Inc. (A)(B)	15,508	22,021
OneSpaWorld Holdings, Ltd.	19,379	325,373
Perdoceo Education Corp.	12,551	316,034
Strategic Education, Inc.	4,282	359,517
Stride, Inc. (A)	8,148	1,030,722
Udemy, Inc. (A)	17,801	138,136
Universal Technical Institute, Inc. (A)	7,972	204,721
		5,456,261
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	10,132	100,509
Biglari Holdings, Inc., Class B (A)	136	29,449
BJ's Restaurants, Inc. (A)	3,604	123,473
Bloomin' Brands, Inc.	15,079	108,116
Brinker International, Inc. (A)	8,461	1,261,112
Cracker Barrel Old Country Store, Inc. (B)	4,274	165,917
Dave & Buster's Entertainment, Inc. (A)(B)	6,271	110,181
Denny's Corp. (A)	10,342	37,955
Despegar.com Corp. (A)	12,762	239,798
Dine Brands Global, Inc.	3,009	70,019
El Pollo Loco Holdings, Inc. (A)	5,104	52,571
Everi Holdings, Inc. (A)	15,752	215,330
First Watch Restaurant Group, Inc. (A)	5,943	98,951
Full House Resorts, Inc. (A)(B)	7,217	30,167
Global Business Travel Group I (A)	24,339	176,701
Golden Entertainment, Inc.	3,800	100,282
Hilton Grand Vacations, Inc. (A)(B)	13,659	510,983
Inspired Entertainment, Inc. (A)	4,606	39,335
International Game Technology PLC	22,006	357,818
Jack in the Box, Inc. (B)	3,823	103,947
Krispy Kreme, Inc.	16,867	82,986
Kura Sushi USA, Inc., Class A (A)	1,161	59,443
Life Time Group Holdings, Inc. (A)	15,165	457,983
Lindblad Expeditions Holdings, Inc. (A)	6,944	64,371
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Monarch Casino & Resort, Inc.	2,382	$185,201
Nathan's Famous, Inc.	560	53,970
Papa John's International, Inc.	6,459	265,336
PlayAGS, Inc. (A)	7,443	90,135
Portillo's, Inc., Class A (A)(B)	10,546	125,392
Potbelly Corp. (A)	5,361	50,983
RCI Hospitality Holdings, Inc.	1,604	68,876
Red Rock Resorts, Inc., Class A	9,455	410,063
Rush Street Interactive, Inc. (A)	14,481	155,236
Sabre Corp. (A)	74,112	208,255
Shake Shack, Inc., Class A (A)	7,318	645,228
Six Flags Entertainment Corp.	17,834	636,139
Super Group SGHC, Ltd.	28,811	185,543
Sweetgreen, Inc., Class A (A)(B)	19,351	484,162
Target Hospitality Corp. (A)	6,662	43,836
The Cheesecake Factory, Inc. (B)	9,204	447,867
United Parks & Resorts, Inc. (A)	6,071	275,988
Xponential Fitness, Inc., Class A (A)	4,772	39,751
		8,969,358
Household durables – 1.9%
Beazer Homes USA, Inc. (A)	5,728	116,794
Cavco Industries, Inc. (A)	1,554	807,505
Century Communities, Inc.	5,341	358,381
Champion Homes, Inc. (A)	10,305	976,502
Cricut, Inc., Class A	9,500	48,925
Dream Finders Homes, Inc., Class A (A)(B)	5,446	122,862
Ethan Allen Interiors, Inc.	4,367	120,966
Flexsteel Industries, Inc.	953	34,794
GoPro, Inc., Class A (A)	29,866	19,798
Green Brick Partners, Inc. (A)	6,048	352,659
Hamilton Beach Brands Holding Company, Class A	1,618	31,438
Hamilton Beach Brands Holding Company, Class B	1,197	23,258
Helen of Troy, Ltd. (A)	4,346	232,468
Hooker Furnishings Corp.	2,591	26,014
Hovnanian Enterprises, Inc., Class A (A)	970	101,569
Installed Building Products, Inc.	4,584	785,973
iRobot Corp. (A)	6,039	16,305
KB Home	12,211	709,703
Landsea Homes Corp. (A)	4,055	26,033
La-Z-Boy, Inc.	8,055	314,870
Legacy Housing Corp. (A)	2,281	57,527
LGI Homes, Inc. (A)	4,105	272,859
M/I Homes, Inc. (A)	5,082	580,263
Meritage Homes Corp.	13,757	975,096
Sonos, Inc. (A)	23,419	249,881
Taylor Morrison Home Corp. (A)	19,351	1,161,834
The Lovesac Company (A)	2,822	51,304
Tri Pointe Homes, Inc. (A)	17,404	555,536
		9,131,117
Leisure products – 0.3%
Acushnet Holdings Corp. (B)	5,309	364,516
AMMO, Inc. (A)(B)	18,592	25,657
Clarus Corp.	6,973	26,149
Escalade, Inc. (B)	1,960	29,988
Funko, Inc., Class A (A)	5,943	40,769
JAKKS Pacific, Inc.	1,575	38,855
Johnson Outdoors, Inc., Class A	1,040	25,834
Latham Group, Inc. (A)	8,074	51,916
Malibu Boats, Inc., Class A (A)	3,898	119,591
MasterCraft Boat Holdings, Inc. (A)	3,329	57,325
Peloton Interactive, Inc., Class A (A)	67,906	429,166
Smith & Wesson Brands, Inc.	8,736	81,420

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sturm Ruger & Company, Inc.	3,034	$119,206
Topgolf Callaway Brands Corp. (A)	27,812	183,281
		1,593,673
Specialty retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)(B)	5,116	30,184
Abercrombie & Fitch Company, Class A (A)	9,469	723,148
Academy Sports & Outdoors, Inc.	13,016	593,660
American Eagle Outfitters, Inc.	33,810	392,872
America's Car-Mart, Inc. (A)	1,465	66,496
Arhaus, Inc. (A)	9,843	85,634
Arko Corp.	16,071	63,480
Asbury Automotive Group, Inc. (A)	3,771	832,788
BARK, Inc. (A)(B)	25,898	35,998
Beyond, Inc. (A)(B)	8,822	51,168
Boot Barn Holdings, Inc. (A)	5,697	612,029
Build-A-Bear Workshop, Inc.	2,354	87,498
Caleres, Inc.	6,177	106,430
Camping World Holdings, Inc., Class A	10,976	177,372
Citi Trends, Inc. (A)	1,307	28,930
Designer Brands, Inc., Class A (B)	6,812	24,864
Destination XL Group, Inc. (A)	11,286	16,478
EVgo, Inc. (A)(B)	22,831	60,730
Foot Locker, Inc. (A)	15,872	223,795
Genesco, Inc. (A)	2,040	43,309
Group 1 Automotive, Inc.	2,492	951,819
Haverty Furniture Companies, Inc.	2,932	57,819
Jjill, Inc.	1,056	20,624
Lands' End, Inc. (A)	2,798	28,484
Leslie's, Inc. (A)	35,828	26,351
MarineMax, Inc. (A)	4,162	89,483
Monro, Inc.	5,867	84,895
National Vision Holdings, Inc. (A)	15,104	193,029
OneWater Marine, Inc., Class A (A)(B)	2,601	42,084
Petco Health & Wellness Company, Inc. (A)(B)	16,673	50,853
Revolve Group, Inc. (A)	7,416	159,370
Sally Beauty Holdings, Inc. (A)	19,307	174,342
Shoe Carnival, Inc.	3,470	76,305
Signet Jewelers, Ltd.	7,999	464,422
Sleep Number Corp. (A)	4,138	26,235
Sonic Automotive, Inc., Class A	2,828	161,083
Stitch Fix, Inc., Class A (A)	20,112	65,364
The Buckle, Inc.	5,798	222,179
The ODP Corp. (A)	5,663	81,151
The RealReal, Inc. (A)	19,241	103,709
ThredUp, Inc., Class A (A)	15,705	37,849
Tile Shop Holdings, Inc. (A)	6,125	39,690
Torrid Holdings, Inc. (A)(B)	4,080	22,358
Upbound Group, Inc.	10,127	242,643
Urban Outfitters, Inc. (A)	12,082	633,097
Victoria's Secret & Company (A)	15,057	279,759
Warby Parker, Inc., Class A (A)	17,080	311,368
Winmark Corp.	542	172,286
Zumiez, Inc. (A)	3,084	45,921
		9,121,435
Textiles, apparel and luxury goods – 0.5%
Figs, Inc., Class A (A)	25,307	116,159
G-III Apparel Group, Ltd. (A)	7,292	199,436
Hanesbrands, Inc. (A)	68,290	394,033
Kontoor Brands, Inc.	10,503	673,557
Movado Group, Inc.	2,900	48,488
Oxford Industries, Inc.	2,857	167,620
Rocky Brands, Inc.	1,405	24,405
Steven Madden, Ltd.	13,643	363,450
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Superior Group of Companies, Inc.	2,714	$29,691
Wolverine World Wide, Inc.	15,369	213,783
		2,230,622
		41,933,373
Consumer staples – 3.1%
Beverages – 0.4%
MGP Ingredients, Inc.	2,906	85,378
National Beverage Corp.	4,489	186,473
Primo Brands Corp.	36,198	1,284,667
The Vita Coco Company, Inc. (A)	7,589	232,603
		1,789,121
Consumer staples distribution and retail – 1.1%
Guardian Pharmacy Services, Inc., Class A (A)	1,792	38,098
HF Foods Group, Inc. (A)	6,410	31,409
Ingles Markets, Inc., Class A	2,697	175,656
Natural Grocers by Vitamin Cottage, Inc.	1,767	71,033
PriceSmart, Inc.	4,823	423,701
SpartanNash Company	6,216	125,936
Sprouts Farmers Market, Inc. (A)	19,280	2,942,880
The Andersons, Inc.	6,309	270,845
The Chefs' Warehouse, Inc. (A)	6,737	366,897
United Natural Foods, Inc. (A)	11,312	309,836
Village Super Market, Inc., Class A	1,592	60,512
Weis Markets, Inc.	3,096	238,547
		5,055,350
Food products – 1.0%
Alico, Inc.	1,579	47,117
B&G Foods, Inc. (B)	15,024	103,215
Beyond Meat, Inc. (A)(B)	12,519	38,183
BRC, Inc., Class A (A)(B)	11,225	23,460
Calavo Growers, Inc.	3,258	78,159
Cal-Maine Foods, Inc.	7,843	712,929
Dole PLC	14,375	207,719
Fresh Del Monte Produce, Inc.	6,261	193,027
J&J Snack Foods Corp.	2,950	388,574
John B Sanfilippo & Son, Inc.	1,699	120,391
Lancaster Colony Corp.	3,730	652,750
Lifeway Foods, Inc. (A)	606	14,817
Limoneira Company	3,359	59,521
Mama's Creations, Inc. (A)(B)	6,438	41,911
Mission Produce, Inc. (A)	8,615	90,285
Seneca Foods Corp., Class A (A)	871	77,554
SunOpta, Inc. (A)	18,090	87,917
The Hain Celestial Group, Inc. (A)	17,772	73,754
The Simply Good Foods Company (A)	17,554	605,437
TreeHouse Foods, Inc. (A)	8,962	242,781
Utz Brands, Inc.	12,979	182,744
Vital Farms, Inc. (A)	6,396	194,886
Westrock Coffee Company (A)(B)	7,543	54,460
WK Kellogg Company (B)	12,567	250,460
		4,542,051
Household products – 0.3%
Central Garden & Pet Company (A)	1,738	63,715
Central Garden & Pet Company, Class A (A)	9,855	322,554
Energizer Holdings, Inc.	13,831	413,824
Oil-Dri Corp. of America	1,888	86,697
WD-40 Company	2,593	632,692
		1,519,482
Personal care products – 0.2%
Edgewell Personal Care Company	9,186	286,695
Herbalife, Ltd. (A)	19,176	165,489

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Interparfums, Inc.	3,512	$399,911
Medifast, Inc. (A)	2,200	29,656
Nature's Sunshine Products, Inc. (A)	2,446	30,697
Nu Skin Enterprises, Inc., Class A	9,482	68,839
Olaplex Holdings, Inc. (A)(B)	29,086	36,939
The Beauty Health Company (A)(B)	16,286	21,823
The Honest Company, Inc. (A)	16,001	75,205
USANA Health Sciences, Inc. (A)	2,375	64,054
		1,179,308
Tobacco – 0.1%
Turning Point Brands, Inc.	3,291	195,617
Universal Corp.	4,612	258,503
		454,120
		14,539,432
Energy – 5.0%
Energy equipment and services – 2.0%
Archrock, Inc.	32,035	840,598
Aris Water Solutions, Inc., Class A	5,106	163,596
Atlas Energy Solutions, Inc. (B)	13,135	234,328
Borr Drilling, Ltd. (A)(B)	44,744	97,989
Bristow Group, Inc. (A)	4,744	149,816
Cactus, Inc., Class A	12,803	586,761
ChampionX Corp.	36,589	1,090,352
Core Laboratories, Inc.	9,159	137,293
DMC Global, Inc. (A)	4,319	36,366
Expro Group Holdings NV (A)	18,466	183,552
Flowco Holdings, Inc., Class A (A)	1,343	34,448
Forum Energy Technologies, Inc. (A)	2,468	49,631
Geospace Technologies Corp. (A)	2,669	19,243
Helix Energy Solutions Group, Inc. (A)	27,834	231,301
Helmerich & Payne, Inc.	18,584	485,414
Innovex International, Inc. (A)	6,814	122,379
Kodiak Gas Services, Inc.	7,824	291,835
Liberty Energy, Inc.	30,412	481,422
Nabors Industries, Ltd. (A)	1,787	74,536
Natural Gas Services Group, Inc. (A)	2,041	44,841
Noble Corp. PLC	25,986	615,868
NPK International, Inc. (A)	16,454	95,598
Oceaneering International, Inc. (A)	19,511	425,535
Oil States International, Inc. (A)	11,877	61,167
Patterson-UTI Energy, Inc.	75,197	618,119
ProFrac Holding Corp., Class A (A)(B)	4,813	36,531
ProPetro Holding Corp. (A)	17,010	125,024
Ranger Energy Services, Inc., Class A	3,081	43,719
RPC, Inc.	17,025	93,638
SEACOR Marine Holdings, Inc. (A)	5,418	27,415
Seadrill, Ltd. (A)	12,432	310,800
Select Water Solutions, Inc.	17,483	183,572
Solaris Energy Infrastructure, Inc.	5,654	123,031
TETRA Technologies, Inc. (A)	24,718	83,052
Tidewater, Inc. (A)	9,428	398,522
Transocean, Ltd. (A)(B)	141,883	449,769
Valaris, Ltd. (A)	11,884	466,566
		9,513,627
Oil, gas and consumable fuels – 3.0%
Amplify Energy Corp. (A)	7,936	29,681
Ardmore Shipping Corp.	7,749	75,863
Berry Corp.	15,186	48,747
BKV Corp. (A)	2,895	60,795
California Resources Corp.	13,251	582,646
Centrus Energy Corp., Class A (A)	2,803	174,375
Clean Energy Fuels Corp. (A)	33,752	52,316
CNX Resources Corp. (A)	28,048	882,951
Comstock Resources, Inc. (A)	17,874	363,557
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Core Natural Resources, Inc.	10,105	$779,096
Crescent Energy Company, Class A	31,125	349,845
CVR Energy, Inc.	6,754	131,028
Delek US Holdings, Inc.	12,376	186,506
DHT Holdings, Inc.	25,979	272,780
Diversified Energy Company PLC	9,110	123,167
Dorian LPG, Ltd.	7,063	157,787
Encore Energy Corp. (A)	36,022	49,350
Energy Fuels, Inc. (A)(B)	36,226	135,123
Evolution Petroleum Corp. (B)	6,994	36,229
Excelerate Energy, Inc., Class A	3,296	94,529
FLEX LNG, Ltd. (New York Stock Exchange)	5,633	129,503
FutureFuel Corp.	5,282	20,600
Golar LNG, Ltd.	19,037	723,216
Granite Ridge Resources, Inc.	10,705	65,086
Green Plains, Inc. (A)	12,872	62,429
Gulfport Energy Corp. (A)	2,469	454,642
Hallador Energy Company (A)	4,766	58,526
HighPeak Energy, Inc. (B)	2,987	37,815
International Seaways, Inc.	7,837	260,188
Kinetik Holdings, Inc.	7,306	379,474
Kosmos Energy, Ltd. (A)	91,577	208,796
Magnolia Oil & Gas Corp., Class A (B)	33,076	835,500
Murphy Oil Corp.	26,972	766,005
NACCO Industries, Inc., Class A	903	30,458
NextDecade Corp. (A)	22,506	175,097
Nordic American Tankers, Ltd. (B)	38,907	95,711
Northern Oil and Gas, Inc.	18,834	569,352
Par Pacific Holdings, Inc. (A)	10,567	150,685
PBF Energy, Inc., Class A	19,436	371,033
Peabody Energy Corp.	23,557	319,197
PrimeEnergy Resources Corp. (A)	145	33,044
REX American Resources Corp. (A)	2,991	112,372
Riley Exploration Permian, Inc.	2,201	64,203
Ring Energy, Inc. (A)(B)	30,796	35,415
Sable Offshore Corp. (A)	9,828	249,336
SandRidge Energy, Inc.	6,038	68,954
Scorpio Tankers, Inc.	8,429	316,762
SFL Corp., Ltd.	25,016	205,131
Sitio Royalties Corp., Class A	15,852	314,979
SM Energy Company	21,839	654,078
Talos Energy, Inc. (A)	28,345	275,513
Teekay Corp., Ltd.	10,437	68,571
Teekay Tankers, Ltd., Class A	4,591	175,698
Uranium Energy Corp. (A)	77,152	368,787
Ur-Energy, Inc. (A)	71,224	48,012
VAALCO Energy, Inc.	19,880	74,749
Vital Energy, Inc. (A)	5,516	117,050
Vitesse Energy, Inc.	4,841	119,040
W&T Offshore, Inc. (B)	23,974	37,160
World Kinect Corp.	10,855	307,848
		13,946,386
		23,460,013
Financials – 19.1%
Banks – 10.4%
1st Source Corp.	3,560	212,924
ACNB Corp.	1,626	66,926
Amalgamated Financial Corp.	3,414	98,153
Amerant Bancorp, Inc.	7,348	151,663
Ameris Bancorp	12,581	724,288
Ames National Corp.	1,851	32,430
Arrow Financial Corp.	3,327	87,467
Associated Banc-Corp.	30,328	683,290
Atlantic Union Bankshares Corp.	17,050	530,937

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Axos Financial, Inc. (A)	10,479	$676,105
Banc of California, Inc.	26,605	377,525
BancFirst Corp.	3,866	424,757
Bank First Corp.	1,890	190,399
Bank of Hawaii Corp.	7,474	515,482
Bank of Marin Bancorp	3,266	72,081
Bank7 Corp.	813	31,496
BankUnited, Inc.	14,217	489,633
Bankwell Financial Group, Inc.	1,345	40,592
Banner Corp.	6,482	413,357
Bar Harbor Bankshares	3,054	90,093
BayCom Corp.	2,108	53,058
BCB Bancorp, Inc.	3,748	36,955
Berkshire Hills Bancorp, Inc.	8,409	219,391
Blue Foundry Bancorp (A)	4,700	43,240
Bridgewater Bancshares, Inc. (A)	3,841	53,351
Brookline Bancorp, Inc.	17,194	187,415
Burke & Herbert Financial Services Corp.	2,645	148,411
Business First Bancshares, Inc.	4,822	117,416
Byline Bancorp, Inc.	6,384	167,005
Cadence Bank	34,758	1,055,253
California BanCorp (A)	4,362	62,507
Camden National Corp.	2,799	113,276
Capital Bancorp, Inc.	1,943	55,045
Capital City Bank Group, Inc.	2,736	98,387
Capitol Federal Financial, Inc.	24,342	136,315
Carter Bankshares, Inc. (A)	4,472	72,357
Cathay General Bancorp	12,871	553,839
Central Pacific Financial Corp.	4,987	134,848
Chemung Financial Corp.	738	35,107
ChoiceOne Financial Services, Inc.	1,571	45,198
Citizens & Northern Corp.	3,029	60,943
Citizens Financial Services, Inc.	935	54,277
City Holding Company	2,733	321,046
Civista Bancshares, Inc.	3,147	61,492
CNB Financial Corp.	4,335	96,454
Coastal Financial Corp. (A)	2,146	194,020
Colony Bankcorp, Inc.	3,267	52,762
Columbia Financial, Inc. (A)	5,513	82,695
Community Financial System, Inc.	10,047	571,272
Community Trust Bancorp, Inc.	2,977	149,922
Community West Bancshares	3,333	61,594
ConnectOne Bancorp, Inc.	6,991	169,951
Customers Bancorp, Inc. (A)	5,686	285,437
CVB Financial Corp.	25,368	468,293
Dime Community Bancshares, Inc.	6,851	191,006
Eagle Bancorp, Inc.	5,790	121,590
Eastern Bankshares, Inc.	36,912	605,357
Enterprise Bancorp, Inc.	1,939	75,485
Enterprise Financial Services Corp.	7,073	380,103
Equity Bancshares, Inc., Class A	2,819	111,069
Esquire Financial Holdings, Inc.	1,351	101,838
ESSA Bancorp, Inc.	1,689	31,838
Farmers & Merchants Bancorp, Inc.	2,573	61,520
Farmers National Banc Corp.	7,250	94,613
FB Financial Corp.	6,903	320,023
Fidelity D&D Bancorp, Inc.	905	37,657
Financial Institutions, Inc.	2,900	72,384
First Bancorp (North Carolina)	7,761	311,527
First Bancorp (Puerto Rico)	31,070	595,612
First Bank	4,242	62,824
First Busey Corp.	16,515	356,724
First Business Financial Services, Inc.	1,569	73,978
First Commonwealth Financial Corp.	19,108	296,938
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Community Bankshares, Inc.	3,231	$121,776
First Financial Bancorp	17,919	447,617
First Financial Bankshares, Inc.	25,101	901,628
First Financial Corp.	2,111	103,397
First Financial Northwest, Inc.	1,279	28,982
First Foundation, Inc.	12,664	65,726
First Internet Bancorp	1,595	42,714
First Interstate BancSystem, Inc., Class A	15,059	431,440
First Merchants Corp.	11,113	449,410
First Mid Bancshares, Inc.	4,394	153,351
First Western Financial, Inc. (A)	1,705	33,503
Five Star Bancorp	3,286	91,351
Flagstar Financial, Inc. (B)	48,609	564,837
Flushing Financial Corp.	5,441	69,101
FS Bancorp, Inc.	1,325	50,363
Fulton Financial Corp.	34,490	623,924
FVCBankcorp, Inc. (A)	3,729	39,416
German American Bancorp, Inc.	5,520	207,000
Glacier Bancorp, Inc.	21,897	968,285
Great Southern Bancorp, Inc.	1,633	90,419
Greene County Bancorp, Inc.	1,461	35,225
Guaranty Bancshares, Inc.	1,595	63,848
Hancock Whitney Corp.	16,346	857,348
Hanmi Financial Corp.	5,782	131,020
HarborOne Bancorp, Inc.	7,675	79,590
HBT Financial, Inc.	2,742	61,448
Heritage Commerce Corp.	11,709	111,470
Heritage Financial Corp.	6,483	157,731
Hilltop Holdings, Inc.	8,879	270,366
Home Bancorp, Inc.	1,385	62,048
Home BancShares, Inc.	35,258	996,744
HomeStreet, Inc. (A)	3,776	44,330
HomeTrust Bancshares, Inc.	2,911	99,789
Hope Bancorp, Inc.	22,319	233,680
Horizon Bancorp, Inc.	8,364	126,129
Independent Bank Corp. (Massachusetts)	8,120	508,718
Independent Bank Corp. (Michigan)	3,856	118,726
International Bancshares Corp.	10,235	645,419
Investar Holding Corp.	1,750	30,818
John Marshall Bancorp, Inc.	2,602	42,985
Kearny Financial Corp.	11,095	69,455
Lakeland Financial Corp.	4,822	286,620
LCNB Corp.	2,858	42,270
LINKBANCORP, Inc.	4,534	30,741
Live Oak Bancshares, Inc.	6,756	180,115
Mercantile Bank Corp.	3,042	132,144
Metrocity Bankshares, Inc.	3,802	104,821
Metropolitan Bank Holding Corp. (A)	2,039	114,164
Mid Penn Bancorp, Inc.	2,846	73,740
Middlefield Banc Corp.	1,576	44,049
Midland States Bancorp, Inc.	4,048	69,302
MidWestOne Financial Group, Inc.	3,802	112,577
MVB Financial Corp.	2,491	43,144
National Bank Holdings Corp., Class A	7,109	272,061
National Bankshares, Inc.	1,278	34,033
NB Bancorp, Inc. (A)	7,363	133,049
NBT Bancorp, Inc.	8,838	379,150
Nicolet Bankshares, Inc.	2,599	283,187
Northeast Bank	1,293	118,361
Northeast Community Bancorp, Inc.	2,302	53,959
Northfield Bancorp, Inc.	7,429	81,050
Northrim BanCorp, Inc.	1,042	76,295
Northwest Bancshares, Inc.	23,529	282,819
Norwood Financial Corp.	1,550	37,464

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Oak Valley Bancorp	1,480	$36,941
OceanFirst Financial Corp.	10,681	181,684
OFG Bancorp	8,751	350,215
Old National Bancorp	59,597	1,262,860
Old Second Bancorp, Inc.	8,239	137,097
Orange County Bancorp, Inc.	2,130	49,821
Origin Bancorp, Inc.	5,721	198,347
Orrstown Financial Services, Inc.	3,487	104,645
Pacific Premier Bancorp, Inc.	18,748	399,707
Park National Corp.	2,729	413,171
Parke Bancorp, Inc.	2,068	38,961
Pathward Financial, Inc.	4,627	337,540
PCB Bancorp	2,154	40,301
Peapack-Gladstone Financial Corp.	3,253	92,385
Peoples Bancorp of North Carolina, Inc.	871	23,726
Peoples Bancorp, Inc.	6,675	197,981
Peoples Financial Services Corp.	1,836	81,647
Plumas Bancorp	1,078	46,645
Ponce Financial Group, Inc. (A)	3,631	46,005
Preferred Bank	2,251	188,319
Primis Financial Corp.	4,264	41,659
Princeton Bancorp, Inc.	1,032	31,528
Provident Bancorp, Inc. (A)	3,186	36,575
Provident Financial Services, Inc.	23,852	409,539
QCR Holdings, Inc.	3,067	218,738
RBB Bancorp	3,010	49,665
Red River Bancshares, Inc.	859	44,367
Renasant Corp.	11,925	404,615
Republic Bancorp, Inc., Class A	1,642	104,792
S&T Bancorp, Inc.	7,382	273,503
Sandy Spring Bancorp, Inc.	8,497	237,491
Seacoast Banking Corp. of Florida	16,495	424,416
ServisFirst Bancshares, Inc.	9,761	806,259
Shore Bancshares, Inc.	5,982	80,996
Sierra Bancorp	2,615	72,906
Simmons First National Corp., Class A	23,692	486,397
SmartFinancial, Inc.	3,130	97,280
South Plains Financial, Inc.	2,469	81,773
Southern First Bancshares, Inc. (A)	1,619	53,297
Southern Missouri Bancorp, Inc.	1,825	94,937
Southern States Bancshares, Inc.	1,634	58,416
Southside Bancshares, Inc.	5,643	163,421
SouthState Corp.	18,688	1,734,620
Stellar Bancorp, Inc.	9,503	262,853
Stock Yards Bancorp, Inc.	4,942	341,295
Texas Capital Bancshares, Inc. (A)	8,863	662,066
The Bancorp, Inc. (A)	8,812	465,626
The Bank of NT Butterfield & Son, Ltd.	8,314	323,581
The First Bancorp, Inc.	2,423	59,897
The First Bancshares, Inc.	5,877	198,701
The First of Long Island Corp.	4,245	52,426
The Hingham Institution for Savings	293	69,675
Third Coast Bancshares, Inc. (A)	2,164	72,213
Timberland Bancorp, Inc.	1,585	47,788
Tompkins Financial Corp.	2,497	157,261
Towne Bank	13,672	467,446
TriCo Bancshares	6,232	249,093
Triumph Financial, Inc. (A)	4,313	249,291
Trustmark Corp.	11,660	402,153
UMB Financial Corp.	12,982	1,312,480
United Bankshares, Inc.	24,814	860,301
United Community Banks, Inc.	22,875	643,474
Unity Bancorp, Inc.	1,372	55,840
Univest Financial Corp.	5,805	164,630
USCB Financial Holdings, Inc.	2,103	39,032
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Valley National Bancorp	89,598	$796,526
Veritex Holdings, Inc.	10,072	251,498
Virginia National Bankshares Corp.	992	35,791
WaFd, Inc.	12,901	368,711
Washington Trust Bancorp, Inc.	3,331	102,795
WesBanco, Inc.	16,416	508,239
West BanCorp, Inc.	3,546	70,707
Westamerica BanCorp	4,963	251,277
WSFS Financial Corp.	11,329	587,635
		49,411,947
Capital markets – 1.8%
Acadian Asset Management, Inc.	5,069	131,084
AlTi Global, Inc. (A)(B)	7,402	22,502
Artisan Partners Asset Management, Inc., Class A	11,843	463,061
B. Riley Financial, Inc. (B)	3,585	13,874
BGC Group, Inc., Class A	68,193	625,330
Cohen & Steers, Inc.	5,288	424,362
Diamond Hill Investment Group, Inc.	470	67,135
DigitalBridge Group, Inc.	30,864	272,220
Donnelley Financial Solutions, Inc. (A)	4,984	217,851
GCM Grosvenor, Inc., Class A	8,163	107,996
Hamilton Lane, Inc., Class A	7,380	1,097,185
Moelis & Company, Class A	13,464	785,759
Open Lending Corp. (A)	20,459	56,467
P10, Inc., Class A	7,928	93,154
Patria Investments, Ltd., Class A (B)	11,381	128,491
Perella Weinberg Partners	10,002	184,037
Piper Sandler Companies	3,315	820,993
PJT Partners, Inc., Class A	4,444	612,739
Silvercrest Asset Management Group, Inc., Class A	2,267	37,088
StepStone Group, Inc., Class A	12,631	659,717
StoneX Group, Inc. (A)	8,011	611,880
Victory Capital Holdings, Inc., Class A	7,894	456,826
Virtus Investment Partners, Inc.	1,298	223,723
WisdomTree, Inc.	26,263	234,266
		8,347,740
Consumer finance – 0.9%
Atlanticus Holdings Corp. (A)	1,078	55,140
Bread Financial Holdings, Inc.	9,529	477,212
Dave, Inc. (A)	1,536	126,966
Encore Capital Group, Inc. (A)	4,590	157,345
Enova International, Inc. (A)	4,857	468,992
FirstCash Holdings, Inc.	7,376	887,480
Green Dot Corp., Class A (A)	10,536	88,924
LendingClub Corp. (A)	21,375	220,590
LendingTree, Inc. (A)	1,904	95,714
Medallion Financial Corp.	3,817	33,246
MoneyLion, Inc. (A)	1,637	141,617
Navient Corp.	14,369	181,480
Nelnet, Inc., Class A	2,670	296,183
NerdWallet, Inc., Class A (A)	6,774	61,305
OppFi, Inc. (A)	3,690	34,317
PRA Group, Inc. (A)	7,510	154,856
PROG Holdings, Inc.	7,810	207,746
Regional Management Corp.	1,645	49,531
Upstart Holdings, Inc. (A)	15,234	701,221
World Acceptance Corp. (A)	649	82,131
		4,521,996
Financial services – 2.8%
Acacia Research Corp. (A)(B)	7,889	25,245
Alerus Financial Corp.	4,640	85,654
AvidXchange Holdings, Inc. (A)	33,903	287,497

176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	5,233	$191,528
Burford Capital, Ltd.	38,720	511,491
Cannae Holdings, Inc.	11,395	208,870
Cantaloupe, Inc. (A)	11,401	89,726
Cass Information Systems, Inc.	2,758	119,284
Compass Diversified Holdings	12,936	241,515
Enact Holdings, Inc.	5,052	175,557
Essent Group, Ltd.	19,976	1,153,015
EVERTEC, Inc.	12,411	456,352
Federal Agricultural Mortgage Corp., Class C	1,764	330,768
Flywire Corp. (A)	23,478	223,041
HA Sustainable Infrastructure Capital, Inc.	22,286	651,643
International Money Express, Inc. (A)	5,993	75,632
Jackson Financial, Inc., Class A	14,017	1,174,344
Marqeta, Inc., Class A (A)	91,364	376,420
Merchants Bancorp	3,598	133,126
Mr. Cooper Group, Inc. (A)	12,083	1,445,127
NCR Atleos Corp. (A)	13,890	366,418
NewtekOne, Inc.	4,836	57,839
NMI Holdings, Inc. (A)	15,082	543,706
Onity Group, Inc. (A)	1,289	41,660
PagSeguro Digital, Ltd., Class A (A)	35,638	271,918
Payoneer Global, Inc. (A)	53,054	387,825
Paysafe, Ltd. (A)	6,274	98,439
PennyMac Financial Services, Inc.	5,142	514,766
Priority Technology Holdings, Inc. (A)	3,854	26,265
Radian Group, Inc.	28,225	933,401
Remitly Global, Inc. (A)	28,794	598,915
Repay Holdings Corp. (A)	16,888	94,066
Sezzle, Inc. (A)(B)	2,700	94,203
StoneCo, Ltd., Class A (A)	55,202	578,517
TrustCo Bank Corp. NY	3,846	117,226
Velocity Financial, Inc. (A)	1,826	34,164
Walker & Dunlop, Inc.	6,232	531,964
Waterstone Financial, Inc.	3,682	49,523
		13,296,650
Insurance – 2.2%
Ambac Financial Group, Inc. (A)	9,018	78,908
American Coastal Insurance Corp.	4,703	54,414
AMERISAFE, Inc.	3,723	195,644
Bowhead Specialty Holdings, Inc. (A)	2,341	95,162
CNO Financial Group, Inc.	19,444	809,843
Crawford & Company, Class A	2,910	33,232
Donegal Group, Inc., Class A	3,294	64,661
Employers Holdings, Inc.	4,815	243,832
Enstar Group, Ltd. (A)	2,392	795,053
F&G Annuities & Life, Inc.	3,625	130,681
Fidelis Insurance Holdings, Ltd.	9,543	154,597
Genworth Financial, Inc. (A)	81,043	574,595
Goosehead Insurance, Inc., Class A	4,289	506,359
Greenlight Capital Re, Ltd., Class A (A)	5,317	72,045
Hamilton Insurance Group, Ltd., Class B (A)	7,681	159,227
HCI Group, Inc.	1,589	237,126
Heritage Insurance Holdings, Inc. (A)	4,450	64,169
Hippo Holdings, Inc. (A)(B)	3,936	100,604
Horace Mann Educators Corp.	7,989	341,370
Investors Title Company	271	65,333
James River Group Holdings, Ltd.	8,150	34,230
Kingsway Financial Services, Inc. (A)	3,381	26,778
Lemonade, Inc. (A)(B)	10,113	317,852
MBIA, Inc. (A)(B)	8,930	44,471
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	5,160	$288,444
Oscar Health, Inc., Class A (A)	38,544	505,312
Palomar Holdings, Inc. (A)	4,964	680,465
ProAssurance Corp. (A)	9,981	233,056
Root, Inc., Class A (A)	1,656	220,977
Safety Insurance Group, Inc.	2,747	216,683
Selective Insurance Group, Inc.	11,687	1,069,828
SelectQuote, Inc. (A)	26,054	87,020
SiriusPoint, Ltd. (A)	18,220	315,024
Skyward Specialty Insurance Group, Inc. (A)	7,162	379,013
Stewart Information Services Corp.	5,098	363,742
The Baldwin Insurance Group, Inc. (A)	12,918	577,305
Tiptree, Inc.	5,058	121,847
Trupanion, Inc. (A)	6,389	238,118
United Fire Group, Inc.	4,018	118,370
Universal Insurance Holdings, Inc.	4,451	105,489
		10,720,879
Mortgage real estate investment trusts – 1.0%
Advanced Flower Capital, Inc.	3,669	20,436
AG Mortgage Investment Trust, Inc.	5,266	38,442
Angel Oak Mortgage REIT, Inc.	2,325	22,157
Apollo Commercial Real Estate Finance, Inc.	27,115	259,491
Arbor Realty Trust, Inc.	35,372	415,621
Ares Commercial Real Estate Corp.	11,704	54,190
ARMOUR Residential REIT, Inc.	10,566	180,679
Blackstone Mortgage Trust, Inc., Class A	33,376	667,520
BrightSpire Capital, Inc.	26,284	146,139
Chicago Atlantic Real Estate Finance, Inc.	3,082	45,305
Chimera Investment Corp.	15,224	195,324
Claros Mortgage Trust, Inc.	17,246	64,328
Dynex Capital, Inc.	15,097	196,563
Ellington Financial, Inc.	15,792	209,402
Franklin BSP Realty Trust, Inc.	15,526	197,801
Granite Point Mortgage Trust, Inc.	11,905	30,953
Invesco Mortgage Capital, Inc.	10,449	82,443
KKR Real Estate Finance Trust, Inc.	11,544	124,675
Ladder Capital Corp.	22,043	251,511
MFA Financial, Inc.	19,405	199,095
New York Mortgage Trust, Inc.	18,139	117,722
Nexpoint Real Estate Finance, Inc.	1,756	26,849
Orchid Island Capital, Inc.	14,994	112,755
PennyMac Mortgage Investment Trust	16,437	240,802
Ready Capital Corp.	31,126	158,431
Redwood Trust, Inc.	25,297	153,553
Seven Hills Realty Trust	2,836	35,422
TPG RE Finance Trust, Inc.	11,206	91,329
Two Harbors Investment Corp.	19,798	264,501
		4,603,439
		90,902,651
Health care – 16.2%
Biotechnology – 7.9%
2seventy bio, Inc. (A)	9,644	47,641
4D Molecular Therapeutics, Inc. (A)	10,122	32,694
89bio, Inc. (A)	21,016	152,786
Absci Corp. (A)(B)	15,863	39,816
ACADIA Pharmaceuticals, Inc. (A)	23,152	384,555
ACELYRIN, Inc. (A)	16,117	39,809
ADC Therapeutics SA (A)	17,170	24,210
ADMA Biologics, Inc. (A)	43,475	862,544
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Adverum Biotechnologies, Inc. (A)(B)	3,503	15,308

177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (A)	10,981	$321,743
Akebia Therapeutics, Inc. (A)	39,660	76,147
Akero Therapeutics, Inc. (A)	14,084	570,120
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	9,789	56,287
Alector, Inc. (A)	18,206	22,393
Alkermes PLC (A)	30,932	1,021,375
Allogene Therapeutics, Inc. (A)(B)	27,742	40,503
Altimmune, Inc. (A)(B)	13,585	67,925
Amicus Therapeutics, Inc. (A)	57,012	465,218
AnaptysBio, Inc. (A)	4,431	82,372
Anavex Life Sciences Corp. (A)(B)	14,600	125,268
Anika Therapeutics, Inc. (A)	2,997	45,045
Annexon, Inc. (A)	19,511	37,656
Apogee Therapeutics, Inc. (A)	7,364	275,119
Arbutus Biopharma Corp. (A)	29,939	104,487
Arcellx, Inc. (A)	8,333	546,645
Arcturus Therapeutics Holdings, Inc. (A)	4,581	48,513
Arcus Biosciences, Inc. (A)	10,684	83,869
Arcutis Biotherapeutics, Inc. (A)	20,777	324,952
Ardelyx, Inc. (A)	45,633	224,058
ArriVent Biopharma, Inc. (A)(B)	5,609	103,710
Arrowhead Pharmaceuticals, Inc. (A)	23,239	296,065
ARS Pharmaceuticals, Inc. (A)(B)	9,692	121,925
Astria Therapeutics, Inc. (A)	9,575	51,131
Aura Biosciences, Inc. (A)(B)	9,852	57,733
Aurinia Pharmaceuticals, Inc. (A)	26,303	211,476
Avidity Biosciences, Inc. (A)	21,605	637,780
Avita Medical, Inc. (A)(B)	5,304	43,175
Beam Therapeutics, Inc. (A)	17,165	335,232
Bicara Therapeutics, Inc. (A)	4,162	54,231
BioCryst Pharmaceuticals, Inc. (A)	40,091	300,683
Biohaven, Ltd. (A)	16,651	400,290
Biomea Fusion, Inc. (A)(B)	6,012	12,806
Black Diamond Therapeutics, Inc. (A)(B)	9,046	14,021
Blueprint Medicines Corp. (A)	12,219	1,081,504
Bridgebio Pharma, Inc. (A)	27,020	934,081
C4 Therapeutics, Inc. (A)(B)	12,286	19,658
Cabaletta Bio, Inc. (A)(B)	9,440	13,074
Candel Therapeutics, Inc. (A)(B)	5,252	29,674
Capricor Therapeutics, Inc. (A)	7,123	67,597
Cardiff Oncology, Inc. (A)(B)	10,622	33,353
CareDx, Inc. (A)	9,808	174,092
Cargo Therapeutics, Inc. (A)(B)	7,726	31,445
Caribou Biosciences, Inc. (A)(B)	18,615	16,997
Cartesian Therapeutics, Inc. (A)(B)	2,110	27,810
Catalyst Pharmaceuticals, Inc. (A)	21,614	524,140
Celcuity, Inc. (A)(B)	6,860	69,355
Celldex Therapeutics, Inc. (A)	12,662	229,815
CG Oncology, Inc. (A)	9,970	244,165
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cogent Biosciences, Inc. (A)	18,232	109,210
Coherus Biosciences, Inc. (A)(B)	23,303	18,806
Compass Therapeutics, Inc. (A)	20,403	38,766
Corbus Pharmaceuticals Holdings, Inc. (A)	2,412	12,808
Crinetics Pharmaceuticals, Inc. (A)	17,164	575,681
Cullinan Therapeutics, Inc. (A)	10,334	78,228
Cytokinetics, Inc. (A)	21,980	883,376
Day One Biopharmaceuticals, Inc. (A)	10,402	82,488
Denali Therapeutics, Inc. (A)	24,300	330,359
Design Therapeutics, Inc. (A)	6,850	26,441
Dianthus Therapeutics, Inc. (A)(B)	4,622	83,843
Disc Medicine, Inc. (A)	4,238	210,374
Dynavax Technologies Corp. (A)	25,648	332,655
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dyne Therapeutics, Inc. (A)	16,069	$168,082
Editas Medicine, Inc. (A)(B)	18,415	21,361
Enanta Pharmaceuticals, Inc. (A)	4,785	26,413
Entrada Therapeutics, Inc. (A)	4,957	44,811
Erasca, Inc. (A)	37,765	51,738
Fate Therapeutics, Inc. (A)	21,486	16,976
Fennec Pharmaceuticals, Inc. (A)(B)	5,151	31,370
Foghorn Therapeutics, Inc. (A)	4,381	15,991
Geron Corp. (A)	115,112	183,028
Halozyme Therapeutics, Inc. (A)	23,949	1,528,186
Heron Therapeutics, Inc. (A)(B)	23,551	51,812
Humacyte, Inc. (A)(B)	17,443	29,740
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	16,615	272,154
ImmunityBio, Inc. (A)(B)	28,674	86,309
Immunome, Inc. (A)	13,201	88,843
Immunovant, Inc. (A)(B)	11,439	195,493
Inhibrx Biosciences, Inc. (A)	2,642	36,962
Inhibrx, Inc. (A)(C)	6,820	4,297
Inmune Bio, Inc. (A)(B)	2,997	23,407
Insmed, Inc. (A)	33,143	2,528,479
Intellia Therapeutics, Inc. (A)(B)	20,253	143,999
Invivyd, Inc. (A)	16,093	9,741
Iovance Biotherapeutics, Inc. (A)	53,433	177,932
Ironwood Pharmaceuticals, Inc. (A)	29,008	42,642
iTeos Therapeutics, Inc. (A)	5,869	35,038
Janux Therapeutics, Inc. (A)	5,920	159,840
KalVista Pharmaceuticals, Inc. (A)	7,263	83,815
Keros Therapeutics, Inc. (A)	6,450	65,726
Kiniksa Pharmaceuticals International PLC (A)	7,644	169,773
Kodiak Sciences, Inc. (A)	6,609	18,538
Korro Bio, Inc. (A)	1,222	21,275
Krystal Biotech, Inc. (A)	4,797	864,899
Kura Oncology, Inc. (A)	15,019	99,125
Kymera Therapeutics, Inc. (A)	9,191	251,558
Larimar Therapeutics, Inc. (A)	8,917	19,172
LENZ Therapeutics, Inc. (A)(B)	2,534	65,149
Lexeo Therapeutics, Inc. (A)(B)	5,251	18,221
MacroGenics, Inc. (A)	13,181	16,740
Madrigal Pharmaceuticals, Inc. (A)	3,455	1,144,400
MannKind Corp. (A)	52,433	263,738
MeiraGTx Holdings PLC (A)	9,538	64,668
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
Metsera, Inc. (A)	2,309	62,851
MiMedx Group, Inc. (A)	23,100	175,560
Mineralys Therapeutics, Inc. (A)	5,927	94,121
Mirum Pharmaceuticals, Inc. (A)	7,732	348,327
Monte Rosa Therapeutics, Inc. (A)	8,288	38,456
Myriad Genetics, Inc. (A)	17,484	155,083
Neurogene, Inc. (A)(B)	2,167	25,376
Nkarta, Inc. (A)	11,468	21,101
Novavax, Inc. (A)(B)	29,889	191,588
Nurix Therapeutics, Inc. (A)	14,027	166,641
Nuvalent, Inc., Class A (A)	6,803	482,469
Ocugen, Inc. (A)(B)	52,497	37,079
Olema Pharmaceuticals, Inc. (A)	8,384	31,524
Organogenesis Holdings, Inc. (A)	13,791	59,577
ORIC Pharmaceuticals, Inc. (A)	12,176	67,942
PDL BioPharma, Inc. (A)(B)(C)	28,581	17,149
Perspective Therapeutics, Inc. (A)	11,053	23,543
Praxis Precision Medicines, Inc. (A)	3,341	126,524
Precigen, Inc. (A)(B)	28,007	41,730
Prime Medicine, Inc. (A)(B)	13,349	26,565
ProKidney Corp. (A)	22,605	19,807

178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Protagonist Therapeutics, Inc. (A)	11,335	$548,161
Prothena Corp. PLC (A)	8,691	107,551
PTC Therapeutics, Inc. (A)	14,701	749,163
Puma Biotechnology, Inc. (A)	8,933	26,442
Radius Health, Inc. (A)(C)	9,985	799
Recursion Pharmaceuticals, Inc., Class A (A)(B)	48,366	255,856
REGENXBIO, Inc. (A)	9,479	67,775
Relay Therapeutics, Inc. (A)	24,840	65,081
Renovaro, Inc. (A)(B)	23,019	12,504
Replimune Group, Inc. (A)	12,754	124,352
REVOLUTION Medicines, Inc. (A)	32,318	1,142,764
Rhythm Pharmaceuticals, Inc. (A)	10,580	560,423
Rigel Pharmaceuticals, Inc. (A)	3,301	59,385
Rocket Pharmaceuticals, Inc. (A)	13,677	91,226
Sage Therapeutics, Inc. (A)	11,091	88,173
Sana Biotechnology, Inc. (A)(B)	26,577	44,649
Savara, Inc. (A)	24,549	68,001
Scholar Rock Holding Corp. (A)	15,227	489,548
Sera Prognostics, Inc., Class A (A)(B)	5,894	21,690
Soleno Therapeutics, Inc. (A)	4,987	356,321
Solid Biosciences, Inc. (A)	4,186	15,488
SpringWorks Therapeutics, Inc. (A)	13,268	585,517
Spyre Therapeutics, Inc. (A)	7,492	120,883
Stoke Therapeutics, Inc. (A)(B)	7,116	47,321
Summit Therapeutics, Inc. (A)(B)	17,681	341,066
Sutro Biopharma, Inc. (A)	17,291	11,250
Syndax Pharmaceuticals, Inc. (A)	16,336	200,688
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,970	13,659
Taysha Gene Therapies, Inc. (A)(B)	34,626	48,130
TG Therapeutics, Inc. (A)(B)	26,796	1,056,566
Tourmaline Bio, Inc. (A)	4,620	70,270
Travere Therapeutics, Inc. (A)	15,678	280,950
Twist Bioscience Corp. (A)	11,282	442,931
Tyra Biosciences, Inc. (A)(B)	4,182	38,893
Upstream Bio, Inc. (A)(B)	3,608	22,081
UroGen Pharma, Ltd. (A)(B)	7,901	87,385
Vanda Pharmaceuticals, Inc. (A)	12,032	55,227
Vaxcyte, Inc. (A)	23,994	906,013
Vera Therapeutics, Inc. (A)	8,587	206,260
Veracyte, Inc. (A)	14,893	441,577
Verastem, Inc. (A)(B)	7,757	46,775
Vericel Corp. (A)	9,516	424,604
Verve Therapeutics, Inc. (A)	14,009	64,021
Vir Biotechnology, Inc. (A)	17,810	115,409
Viridian Therapeutics, Inc. (A)	14,314	192,953
Voyager Therapeutics, Inc. (A)	9,607	32,472
Xencor, Inc. (A)	13,310	141,618
XOMA Royalty Corp. (A)	1,739	34,658
Y-mAbs Therapeutics, Inc. (A)(B)	7,684	34,040
Zenas Biopharma, Inc. (A)(B)	3,268	25,817
Zentalis Pharmaceuticals, Inc. (A)	12,516	19,900
Zymeworks, Inc. (A)	10,911	129,950
		37,568,401
Health care equipment and supplies – 2.8%
Accuray, Inc. (A)	19,698	35,259
Alphatec Holdings, Inc. (A)	20,174	204,564
AngioDynamics, Inc. (A)	7,675	72,068
Artivion, Inc. (A)	7,656	188,184
AtriCure, Inc. (A)	9,161	295,534
Avanos Medical, Inc. (A)	8,660	124,098
Axogen, Inc. (A)	8,235	152,348
Bioventus, Inc., Class A (A)	7,237	66,219
Ceribell, Inc. (A)	2,483	47,698
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cerus Corp. (A)	35,630	$49,526
CONMED Corp.	5,961	359,985
CVRx, Inc. (A)	2,642	32,312
Embecta Corp.	11,205	142,864
Glaukos Corp. (A)	9,406	925,739
Haemonetics Corp. (A)	9,542	606,394
ICU Medical, Inc. (A)	4,128	573,214
Inmode, Ltd. (A)	12,651	224,429
Inogen, Inc. (A)	4,681	33,376
Integer Holdings Corp. (A)	6,373	752,078
Integra LifeSciences Holdings Corp. (A)	13,117	288,443
iRadimed Corp.	1,531	80,347
iRhythm Technologies, Inc. (A)	6,024	630,592
Lantheus Holdings, Inc. (A)	13,191	1,287,442
LeMaitre Vascular, Inc.	3,892	326,539
LivaNova PLC (A)	10,500	412,440
Merit Medical Systems, Inc. (A)	10,931	1,155,516
Neogen Corp. (A)	42,321	366,923
NeuroPace, Inc. (A)	2,768	34,019
Nevro Corp. (A)	7,785	45,464
Novocure, Ltd. (A)	20,577	366,682
Omnicell, Inc. (A)	8,862	309,816
OraSure Technologies, Inc. (A)	13,966	47,065
Orchestra BioMed Holdings, Inc. (A)	5,084	21,760
Orthofix Medical, Inc. (A)	6,636	108,233
OrthoPediatrics Corp. (A)	3,207	78,988
Paragon 28, Inc. (A)	9,242	120,701
PROCEPT BioRobotics Corp. (A)	8,572	499,405
Pulmonx Corp. (A)	7,389	49,728
Pulse Biosciences, Inc. (A)(B)	3,487	56,106
RxSight, Inc. (A)	7,046	177,912
Sanara Medtech, Inc. (A)	884	27,289
Semler Scientific, Inc. (A)	1,163	42,101
SI-BONE, Inc. (A)	8,089	113,489
Sight Sciences, Inc. (A)	5,374	12,898
STAAR Surgical Company (A)	9,618	169,565
Stereotaxis, Inc. (A)	12,354	21,743
Surmodics, Inc. (A)	2,635	80,447
Tactile Systems Technology, Inc. (A)	4,514	59,675
Tandem Diabetes Care, Inc. (A)	12,689	243,121
TransMedics Group, Inc. (A)(B)	6,319	425,142
Treace Medical Concepts, Inc. (A)	9,680	81,215
UFP Technologies, Inc. (A)	1,405	283,403
Utah Medical Products, Inc.	597	33,456
Varex Imaging Corp. (A)	7,554	87,626
Zimvie, Inc. (A)	5,478	59,162
		13,090,342
Health care providers and services – 3.0%
Accolade, Inc. (A)	14,612	101,992
AdaptHealth Corp. (A)	19,610	212,572
Addus HomeCare Corp. (A)	3,337	329,996
agilon health, Inc. (A)	59,730	258,631
Alignment Healthcare, Inc. (A)	19,342	360,148
AMN Healthcare Services, Inc. (A)	7,346	179,683
Ardent Health Partners, Inc. (A)	2,796	38,445
Astrana Health, Inc. (A)	8,406	260,670
Aveanna Healthcare Holdings, Inc. (A)	10,300	55,826
BrightSpring Health Services, Inc. (A)	10,357	187,358
Brookdale Senior Living, Inc. (A)	37,324	233,648
Castle Biosciences, Inc. (A)	5,015	100,400
Community Health Systems, Inc. (A)	24,452	66,020
Concentra Group Holdings Parent, Inc.	21,113	458,152
CorVel Corp. (A)	5,092	570,151
Cross Country Healthcare, Inc. (A)	6,285	93,584
DocGo, Inc. (A)	19,848	52,399

179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enhabit, Inc. (A)	9,559	$84,024
Fulgent Genetics, Inc. (A)(B)	4,221	71,335
GeneDx Holdings Corp. (A)	2,456	217,516
Guardant Health, Inc. (A)	22,762	969,661
HealthEquity, Inc. (A)	16,429	1,451,831
Hims & Hers Health, Inc. (A)(B)	36,787	1,087,056
InfuSystem Holdings, Inc. (A)	4,121	22,171
LifeStance Health Group, Inc. (A)	26,875	178,988
Nano-X Imaging, Ltd. (A)(B)	10,459	52,243
National HealthCare Corp.	2,380	220,864
National Research Corp.	2,846	36,429
NeoGenomics, Inc. (A)	24,715	234,545
OPKO Health, Inc. (A)(B)	63,781	105,876
Option Care Health, Inc. (A)	32,848	1,148,038
Owens & Minor, Inc. (A)	14,489	130,836
PACS Group, Inc. (A)	7,545	84,806
Patterson Companies, Inc.	15,027	469,443
Pediatrix Medical Group, Inc. (A)	16,511	239,244
Performant Healthcare, Inc. (A)	14,755	43,675
Privia Health Group, Inc. (A)	19,785	444,173
Progyny, Inc. (A)	14,522	324,421
Quipt Home Medical Corp. (A)	9,221	21,485
RadNet, Inc. (A)	12,745	633,681
Select Medical Holdings Corp.	20,876	348,629
Sonida Senior Living, Inc. (A)	951	22,149
Surgery Partners, Inc. (A)	14,907	354,041
Talkspace, Inc. (A)	23,499	60,157
The Ensign Group, Inc.	10,634	1,376,040
The Joint Corp. (A)	2,421	30,238
The Pennant Group, Inc. (A)	6,349	159,677
US Physical Therapy, Inc.	2,925	211,653
Viemed Healthcare, Inc. (A)	6,762	49,227
		14,443,827
Health care technology – 0.4%
Definitive Healthcare Corp. (A)	11,284	32,611
Evolent Health, Inc., Class A (A)	22,454	212,639
Health Catalyst, Inc. (A)	12,289	55,669
HealthStream, Inc.	4,641	149,347
LifeMD, Inc. (A)	7,198	39,157
OptimizeRx Corp. (A)	3,562	30,847
Phreesia, Inc. (A)	10,704	273,594
Schrodinger, Inc. (A)(B)	10,855	214,278
Simulations Plus, Inc. (B)	3,171	77,753
Teladoc Health, Inc. (A)	33,420	266,023
Waystar Holding Corp. (A)	14,079	525,991
		1,877,909
Life sciences tools and services – 0.2%
Adaptive Biotechnologies Corp. (A)	22,885	170,036
BioLife Solutions, Inc. (A)	7,017	160,268
Codexis, Inc. (A)	16,121	43,365
CryoPort, Inc. (A)	9,017	54,823
Cytek Biosciences, Inc. (A)	23,821	95,522
Lifecore Biomedical, Inc. (A)(B)	4,956	34,890
Maravai LifeSciences Holdings, Inc., Class A (A)	22,228	49,124
MaxCyte, Inc. (A)	21,173	57,802
Mesa Laboratories, Inc.	1,018	120,796
Niagen Bioscience, Inc. (A)	9,842	67,910
OmniAb, Inc. (A)	20,680	49,632
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	994
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	810
Pacific Biosciences of California, Inc. (A)(B)	52,983	62,520
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Quanterix Corp. (A)(B)	7,487	$48,740
Quantum-Si, Inc. (A)(B)	23,165	27,798
Standard BioTools, Inc. (A)	57,310	61,895
		1,106,925
Pharmaceuticals – 1.9%
Amneal Pharmaceuticals, Inc. (A)	30,939	259,269
Amphastar Pharmaceuticals, Inc. (A)	7,326	212,381
ANI Pharmaceuticals, Inc. (A)	3,618	242,225
Aquestive Therapeutics, Inc. (A)(B)	14,891	43,184
Arvinas, Inc. (A)	12,634	88,691
Atea Pharmaceuticals, Inc. (A)	16,626	49,712
Avadel Pharmaceuticals PLC (A)	17,923	140,337
Axsome Therapeutics, Inc. (A)	7,078	825,507
Cassava Sciences, Inc. (A)	7,180	10,770
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,260	186,861
Contineum Therapeutics, Inc., Class A (A)	2,549	17,792
Corcept Therapeutics, Inc. (A)	15,507	1,771,210
CorMedix, Inc. (A)(B)	11,691	72,017
Edgewise Therapeutics, Inc. (A)	14,084	309,848
Enliven Therapeutics, Inc. (A)(B)	6,904	135,871
Esperion Therapeutics, Inc. (A)	37,033	53,328
Evolus, Inc. (A)	10,856	130,598
EyePoint Pharmaceuticals, Inc. (A)	12,861	69,707
Fulcrum Therapeutics, Inc. (A)	12,062	34,739
Harmony Biosciences Holdings, Inc. (A)	7,395	245,440
Harrow, Inc. (A)	5,891	156,701
Innoviva, Inc. (A)	10,693	193,864
Ligand Pharmaceuticals, Inc. (A)	3,357	352,955
Liquidia Corp. (A)	12,409	183,033
MBX Biosciences, Inc. (A)(B)	2,549	18,812
MediWound, Ltd. (A)(B)	1,730	26,850
Mind Medicine MindMed, Inc. (A)(B)	15,037	87,966
Nektar Therapeutics (A)	37,354	25,401
Neumora Therapeutics, Inc. (A)(B)	18,404	18,404
Nuvation Bio, Inc. (A)(B)	34,991	61,584
Ocular Therapeutix, Inc. (A)	30,178	221,205
Omeros Corp. (A)	10,906	89,647
Pacira BioSciences, Inc. (A)	8,951	222,432
Phathom Pharmaceuticals, Inc. (A)(B)	7,989	50,091
Phibro Animal Health Corp., Class A	4,040	86,294
Pliant Therapeutics, Inc. (A)	11,440	15,444
Poseida Therapeutics, Inc. (A)(B)(C)	13,765	6,883
Prestige Consumer Healthcare, Inc. (A)	9,505	817,145
Rapport Therapeutics, Inc. (A)(B)	3,021	30,301
Scilex Holding Company (A)	11,186	2,780
scPharmaceuticals, Inc. (A)(B)	9,987	26,266
Septerna, Inc. (A)(B)	3,760	21,770
SIGA Technologies, Inc. (A)	9,177	50,290
Supernus Pharmaceuticals, Inc. (A)	9,712	318,068
Tarsus Pharmaceuticals, Inc. (A)	7,113	365,395
Telomir Pharmaceuticals, Inc. (A)	3,403	10,992
Terns Pharmaceuticals, Inc. (A)	14,196	39,181
Theravance Biopharma, Inc. (A)	7,771	69,395
Trevi Therapeutics, Inc. (A)	13,778	86,664
Ventyx Biosciences, Inc. (A)	12,948	14,890
WaVe Life Sciences, Ltd. (A)	17,963	145,141
Xeris Biopharma Holdings, Inc. (A)	27,492	150,931
Zevra Therapeutics, Inc. (A)	10,743	80,465
		8,962,605
		77,050,009

180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 17.1%
Aerospace and defense – 1.4%
AAR Corp. (A)	6,740	$377,373
AeroVironment, Inc. (A)	5,399	643,507
AerSale Corp. (A)	6,921	51,838
Archer Aviation, Inc., Class A (A)	61,339	436,120
Astronics Corp. (A)	5,746	138,881
Byrna Technologies, Inc. (A)	3,261	54,915
Cadre Holdings, Inc.	5,046	149,412
Ducommun, Inc. (A)	2,608	151,342
Eve Holding, Inc. (A)(B)	10,761	35,727
Intuitive Machines, Inc. (A)	7,831	58,341
Kratos Defense & Security Solutions, Inc. (A)	28,484	845,690
Leonardo DRS, Inc.	14,182	466,304
Mercury Systems, Inc. (A)	10,043	432,753
Moog, Inc., Class A	5,375	931,756
National Presto Industries, Inc.	966	84,921
Park Aerospace Corp.	3,829	51,500
Redwire Corp. (A)	4,434	36,758
Rocket Lab USA, Inc. (A)(B)	67,069	1,199,194
Triumph Group, Inc. (A)	14,138	358,257
V2X, Inc. (A)	2,794	137,046
Virgin Galactic Holdings, Inc. (A)(B)	6,142	18,610
		6,660,245
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	9,818	220,316
Forward Air Corp. (A)(B)	4,886	98,160
Hub Group, Inc., Class A	11,101	412,624
Radiant Logistics, Inc. (A)	7,038	43,284
		774,384
Building products – 1.3%
American Woodmark Corp. (A)	2,935	172,666
Apogee Enterprises, Inc.	4,291	198,802
AZZ, Inc.	5,665	473,651
CSW Industrials, Inc.	3,217	937,820
Gibraltar Industries, Inc. (A)	5,882	345,038
Griffon Corp.	7,212	515,658
Insteel Industries, Inc.	3,717	97,757
Janus International Group, Inc. (A)	26,937	193,946
JELD-WEN Holding, Inc. (A)	16,847	100,577
Masterbrand, Inc. (A)	24,400	318,664
Quanex Building Products Corp.	8,915	165,730
Resideo Technologies, Inc. (A)	27,862	493,157
Tecnoglass, Inc.	4,328	309,668
UFP Industries, Inc.	11,324	1,212,121
Zurn Elkay Water Solutions Corp.	27,631	911,270
		6,446,525
Commercial services and supplies – 1.8%
ABM Industries, Inc.	11,879	562,589
ACCO Brands Corp.	18,159	76,086
ACV Auctions, Inc., Class A (A)	28,610	403,115
BrightView Holdings, Inc. (A)	11,375	146,055
Casella Waste Systems, Inc., Class A (A)	12,021	1,340,462
CECO Environmental Corp. (A)	5,687	129,664
Cimpress PLC (A)	3,239	146,500
CoreCivic, Inc. (A)	20,962	425,319
Deluxe Corp.	8,515	134,622
Driven Brands Holdings, Inc. (A)	11,771	201,755
Ennis, Inc.	4,717	94,765
Enviri Corp. (A)	15,466	102,849
Healthcare Services Group, Inc. (A)	14,436	145,515
HNI Corp.	8,988	398,618
Interface, Inc.	11,018	218,597
Liquidity Services, Inc. (A)	4,197	130,149
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Matthews International Corp., Class A	5,875	$130,660
MillerKnoll, Inc.	13,202	252,686
Montrose Environmental Group, Inc. (A)	6,159	87,827
OPENLANE, Inc. (A)	20,394	393,196
Perma-Fix Environmental Services, Inc. (A)(B)	3,125	22,719
Pitney Bowes, Inc.	31,473	284,831
Pursuit Attractions and Hospitality, Inc. (A)	4,004	141,702
Quad/Graphics, Inc.	6,252	34,073
Steelcase, Inc., Class A	17,376	190,441
The Brink's Company	8,401	723,830
The GEO Group, Inc. (A)	24,372	711,906
UniFirst Corp.	2,893	503,382
Virco Manufacturing Corp.	2,230	21,096
VSE Corp.	3,405	408,566
		8,563,575
Construction and engineering – 1.5%
Ameresco, Inc., Class A (A)	6,251	75,512
Arcosa, Inc.	9,337	720,069
Argan, Inc.	2,445	320,711
Bowman Consulting Group, Ltd. (A)	2,718	59,334
Centuri Holdings, Inc. (A)(B)	3,466	56,808
Concrete Pumping Holdings, Inc.	4,954	27,049
Construction Partners, Inc., Class A (A)	8,283	595,299
Dycom Industries, Inc. (A)	5,467	832,843
Fluor Corp. (A)	32,746	1,172,962
Granite Construction, Inc.	8,402	633,511
Great Lakes Dredge & Dock Corp. (A)	12,899	112,221
IES Holdings, Inc. (A)	1,591	262,690
Limbach Holdings, Inc. (A)	1,971	146,780
Matrix Service Company (A)	5,100	63,393
MYR Group, Inc. (A)	3,097	350,240
Northwest Pipe Company (A)	1,890	78,057
Orion Group Holdings, Inc. (A)	7,211	37,714
Primoris Services Corp.	10,274	589,830
Sterling Infrastructure, Inc. (A)	5,758	651,863
Tutor Perini Corp. (A)	8,341	193,344
		6,980,230
Electrical equipment – 1.2%
Allient, Inc.	2,848	62,599
American Superconductor Corp. (A)	6,737	122,209
Array Technologies, Inc. (A)(B)	29,815	145,199
Atkore, Inc.	6,658	399,413
Blink Charging Company (A)(B)	21,967	20,159
Bloom Energy Corp., Class A (A)(B)	38,612	759,112
ChargePoint Holdings, Inc. (A)(B)	81,172	49,109
Energy Vault Holdings, Inc. (A)(B)	21,545	14,982
EnerSys	7,515	688,224
Enovix Corp. (A)(B)	31,777	233,243
Fluence Energy, Inc. (A)(B)	12,184	59,092
FuelCell Energy, Inc. (A)(B)	3,964	18,195
GrafTech International, Ltd. (A)	51,690	45,198
Hyliion Holdings Corp. (A)	28,087	39,322
LSI Industries, Inc.	5,573	94,741
NANO Nuclear Energy, Inc. (A)(B)	4,660	123,304
Net Power, Inc. (A)(B)	4,497	11,827
NEXTracker, Inc., Class A (A)	27,646	1,165,002
NuScale Power Corp. (A)	17,147	242,802
Plug Power, Inc. (A)(B)	155,096	209,380
Powell Industries, Inc.	1,811	308,468
Preformed Line Products Company	482	67,523
Shoals Technologies Group, Inc., Class A (A)	32,883	109,172
SunPower Corp. (A)(C)	18,631	0

181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sunrun, Inc. (A)	42,534	$249,249
T1 Energy, Inc. (A)(B)	22,523	28,379
Thermon Group Holdings, Inc. (A)	6,623	184,451
Vicor Corp. (A)	4,444	207,890
		5,658,244
Ground transportation – 0.4%
ArcBest Corp.	4,556	321,562
Covenant Logistics Group, Inc.	2,995	66,489
FTAI Infrastructure, Inc.	19,786	89,631
Heartland Express, Inc.	9,154	84,400
Hertz Global Holdings, Inc. (A)(B)	24,322	95,829
Marten Transport, Ltd.	11,832	162,335
Proficient Auto Logistics, Inc. (A)(B)	3,302	27,638
RXO, Inc. (A)	30,913	590,438
Universal Logistics Holdings, Inc. (B)	1,382	36,264
Werner Enterprises, Inc.	11,522	337,595
		1,812,181
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,015	133,499
Machinery – 3.8%
3D Systems Corp. (A)	25,109	53,231
Alamo Group, Inc.	1,901	338,777
Albany International Corp., Class A	5,971	412,238
Astec Industries, Inc.	4,416	152,131
Atmus Filtration Technologies, Inc.	15,922	584,815
Blue Bird Corp. (A)	6,159	199,367
Chart Industries, Inc. (A)	8,247	1,190,537
Columbus McKinnon Corp.	5,444	92,167
Douglas Dynamics, Inc.	4,373	101,585
Energy Recovery, Inc. (A)	10,938	173,805
Enerpac Tool Group Corp.	10,440	468,338
Enpro, Inc.	4,025	651,205
ESCO Technologies, Inc.	4,969	790,667
Federal Signal Corp.	11,482	844,501
Franklin Electric Company, Inc.	8,613	808,588
Gencor Industries, Inc. (A)	2,346	28,527
Graham Corp. (A)	1,990	57,352
Helios Technologies, Inc.	6,478	207,879
Hillenbrand, Inc.	13,724	331,297
Hillman Solutions Corp. (A)	38,319	336,824
Hyster-Yale, Inc.	2,118	87,982
JBT Marel Corp.	9,002	1,100,044
Kadant, Inc.	2,248	757,374
Kennametal, Inc.	14,640	311,832
LB Foster Company, Class A (A)	1,781	35,050
Lindsay Corp.	2,064	261,137
Luxfer Holdings PLC	5,195	61,613
Mayville Engineering Company, Inc. (A)	2,651	35,603
Miller Industries, Inc.	2,114	89,570
Mueller Industries, Inc.	21,375	1,627,493
Mueller Water Products, Inc., Class A	29,788	757,211
NN, Inc. (A)(B)	10,138	22,912
Omega Flex, Inc.	715	24,868
Park-Ohio Holdings Corp.	1,859	40,154
Proto Labs, Inc. (A)	4,838	169,524
REV Group, Inc.	9,838	310,881
SPX Technologies, Inc. (A)	8,664	1,115,750
Standex International Corp.	2,244	362,159
Tennant Company	3,550	283,113
Terex Corp.	12,720	480,562
The Eastern Company	1,065	26,966
The Gorman-Rupp Company	4,193	147,174
The Greenbrier Companies, Inc.	5,886	301,481
The Manitowoc Company, Inc. (A)	6,609	56,771
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Shyft Group, Inc.	6,851	$55,425
Titan International, Inc. (A)	10,249	85,989
Trinity Industries, Inc.	15,742	441,721
Twin Disc, Inc.	2,718	20,575
Wabash National Corp.	8,423	93,074
Watts Water Technologies, Inc., Class A	5,175	1,055,286
Worthington Enterprises, Inc.	6,025	301,792
		18,344,917
Marine transportation – 0.3%
Costamare, Inc.	8,200	80,688
Genco Shipping & Trading, Ltd.	7,960	106,346
Golden Ocean Group, Ltd.	23,487	187,426
Himalaya Shipping, Ltd. (A)(B)	6,436	35,269
Matson, Inc.	6,256	801,832
Pangaea Logistics Solutions, Ltd.	6,436	30,635
Safe Bulkers, Inc.	10,835	39,981
		1,282,177
Passenger airlines – 0.4%
Allegiant Travel Company	2,988	154,330
Blade Air Mobility, Inc. (A)	11,666	31,848
Frontier Group Holdings, Inc. (A)	8,124	35,258
JetBlue Airways Corp. (A)	60,246	290,386
Joby Aviation, Inc. (A)	83,445	502,339
SkyWest, Inc. (A)	7,499	655,188
Sun Country Airlines Holdings, Inc. (A)	7,424	91,464
Wheels Up Experience, Inc. (A)(B)	18,167	18,349
		1,779,162
Professional services – 2.3%
Alight, Inc., Class A	81,129	481,095
Asure Software, Inc. (A)	4,722	45,095
Barrett Business Services, Inc.	4,798	197,438
BlackSky Technology, Inc. (A)(B)	5,064	39,145
CBIZ, Inc. (A)	9,236	700,643
Conduent, Inc. (A)	29,282	79,061
CRA International, Inc.	1,274	220,657
CSG Systems International, Inc.	5,525	334,097
ExlService Holdings, Inc. (A)	30,018	1,417,150
Exponent, Inc.	9,598	778,014
First Advantage Corp. (A)	11,740	165,417
Forrester Research, Inc. (A)	2,550	23,562
Franklin Covey Company (A)	2,271	62,725
Heidrick & Struggles International, Inc.	3,826	163,868
Huron Consulting Group, Inc. (A)	3,383	485,291
IBEX Holdings, Ltd. (A)	1,630	39,691
ICF International, Inc.	3,560	302,493
Innodata, Inc. (A)	5,208	186,967
Insperity, Inc.	6,880	613,902
Kelly Services, Inc., Class A	5,902	77,729
Kforce, Inc.	3,390	165,737
Korn Ferry	9,713	658,833
Legalzoom.com, Inc. (A)	24,212	208,465
Maximus, Inc.	10,908	743,817
Mistras Group, Inc. (A)	4,216	44,605
NV5 Global, Inc. (A)	11,198	215,785
Planet Labs PBC (A)	42,035	142,078
Resources Connection, Inc.	7,140	46,696
Spire Global, Inc. (A)	4,294	34,738
TriNet Group, Inc.	6,123	485,187
TrueBlue, Inc. (A)	6,542	34,738
Upwork, Inc. (A)	24,074	314,166
Verra Mobility Corp. (A)	31,490	708,840
Willdan Group, Inc. (A)	2,411	98,176

182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
WNS Holdings, Ltd. (A)	8,238	$506,555
		10,822,456
Trading companies and distributors – 2.5%
Alta Equipment Group, Inc.	5,694	26,705
Applied Industrial Technologies, Inc.	7,314	1,648,137
Beacon Roofing Supply, Inc. (A)	11,818	1,461,887
BlueLinx Holdings, Inc. (A)	1,575	118,094
Boise Cascade Company	7,337	719,686
Custom Truck One Source, Inc. (A)(B)	9,991	42,162
Distribution Solutions Group, Inc. (A)	2,078	58,184
DNOW, Inc. (A)	20,361	347,766
DXP Enterprises, Inc. (A)	2,396	197,095
EVI Industries, Inc.	1,327	22,267
FTAI Aviation, Ltd.	19,478	2,162,642
GATX Corp.	6,804	1,056,457
Global Industrial, Inc.	2,787	62,429
GMS, Inc. (A)	7,434	543,946
H&E Equipment Services, Inc.	6,208	588,456
Herc Holdings, Inc.	5,418	727,475
Hudson Technologies, Inc. (A)	9,120	56,270
Karat Packaging, Inc.	1,266	33,650
McGrath RentCorp	4,733	527,256
MRC Global, Inc. (A)	16,306	187,193
Rush Enterprises, Inc., Class A	11,575	618,221
Rush Enterprises, Inc., Class B	1,734	98,006
Titan Machinery, Inc. (A)(B)	4,202	71,602
Transcat, Inc. (A)	1,775	132,149
Willis Lease Finance Corp. (B)	555	87,673
Xometry, Inc., Class A (A)	8,223	204,917
		11,800,325
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)(B)	2,331	30,326
		81,088,246
Information technology – 11.9%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	15,323	133,617
Applied Optoelectronics, Inc. (A)	8,117	124,596
Aviat Networks, Inc. (A)	2,354	45,126
Calix, Inc. (A)	11,439	405,398
Clearfield, Inc. (A)(B)	2,386	70,912
CommScope Holding Company, Inc. (A)	41,381	219,733
Digi International, Inc. (A)	6,948	193,363
Extreme Networks, Inc. (A)	24,795	328,038
Harmonic, Inc. (A)	21,290	204,171
NETGEAR, Inc. (A)	5,409	132,304
NetScout Systems, Inc. (A)	13,341	280,294
Ribbon Communications, Inc. (A)	18,110	70,991
Viasat, Inc. (A)	23,806	248,059
Viavi Solutions, Inc. (A)	42,053	470,573
		2,927,175
Electronic equipment, instruments and components – 2.8%
Advanced Energy Industries, Inc.	7,217	687,852
Aeva Technologies, Inc. (A)	3,878	27,146
Arlo Technologies, Inc. (A)	18,908	186,622
Badger Meter, Inc.	5,618	1,068,825
Bel Fuse, Inc., Class A	362	26,086
Bel Fuse, Inc., Class B	1,967	147,250
Belden, Inc.	7,725	774,431
Benchmark Electronics, Inc.	6,818	259,289
Climb Global Solutions, Inc.	807	89,383
CTS Corp.	5,836	242,486
Daktronics, Inc. (A)	7,715	93,969
ePlus, Inc. (A)	5,025	306,676
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Evolv Technologies Holdings, Inc. (A)(B)	25,670	$80,090
Fabrinet (A)	6,994	1,381,385
FARO Technologies, Inc. (A)	3,645	99,509
Insight Enterprises, Inc. (A)	5,202	780,248
Itron, Inc. (A)	8,674	908,688
Kimball Electronics, Inc. (A)	4,786	78,730
Knowles Corp. (A)	16,845	256,044
Lightwave Logic, Inc. (A)(B)	25,426	26,062
Methode Electronics, Inc.	7,370	47,021
MicroVision, Inc. (A)(B)	41,782	51,810
Mirion Technologies, Inc. (A)	39,828	577,506
Napco Security Technologies, Inc.	6,797	156,467
nLight, Inc. (A)	9,351	72,657
Novanta, Inc. (A)	6,884	880,257
OSI Systems, Inc. (A)	3,045	591,765
Ouster, Inc. (A)	9,017	80,973
PAR Technology Corp. (A)(B)	6,492	398,219
PC Connection, Inc.	2,137	133,392
Plexus Corp. (A)	5,110	654,744
Powerfleet, Inc. (A)	18,391	100,967
Richardson Electronics, Ltd.	2,451	27,353
Rogers Corp. (A)	3,590	242,433
Sanmina Corp. (A)	10,233	779,550
ScanSource, Inc. (A)	4,458	151,617
SmartRent, Inc. (A)	39,548	47,853
TTM Technologies, Inc. (A)	19,444	398,796
Vishay Intertechnology, Inc.	24,016	381,854
Vishay Precision Group, Inc. (A)	2,569	61,887
		13,357,892
IT services – 0.4%
Applied Digital Corp. (A)	37,740	212,099
ASGN, Inc. (A)	8,304	523,318
Backblaze, Inc., Class A (A)	7,746	37,413
BigBear.ai Holdings, Inc. (A)	19,901	56,917
BigCommerce Holdings, Inc., Series 1 (A)	14,147	81,487
Couchbase, Inc. (A)	7,796	122,787
DigitalOcean Holdings, Inc. (A)	12,664	422,851
Fastly, Inc., Class A (A)	25,426	160,947
Grid Dynamics Holdings, Inc. (A)	11,075	173,324
Information Services Group, Inc.	8,832	34,533
Rackspace Technology, Inc. (A)	13,849	23,405
The Hackett Group, Inc.	4,939	144,318
Tucows, Inc., Class A (A)	1,111	18,754
Unisys Corp. (A)	12,545	57,582
		2,069,735
Semiconductors and semiconductor equipment – 2.0%
ACM Research, Inc., Class A (A)	9,830	229,432
Aehr Test Systems (A)(B)	5,535	40,350
Alpha & Omega Semiconductor, Ltd. (A)	4,634	115,201
Ambarella, Inc. (A)	7,309	367,862
Axcelis Technologies, Inc. (A)	6,197	307,805
CEVA, Inc. (A)	4,504	115,347
Cohu, Inc. (A)	9,025	132,758
Credo Technology Group Holding, Ltd. (A)	26,998	1,084,240
Diodes, Inc. (A)	8,715	376,227
Everspin Technologies, Inc. (A)	4,354	22,205
FormFactor, Inc. (A)	14,813	419,060
Ichor Holdings, Ltd. (A)	6,425	145,269
Impinj, Inc. (A)	4,420	400,894
Indie Semiconductor, Inc., Class A (A)(B)	31,851	64,817

183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kulicke & Soffa Industries, Inc.	10,031	$330,822
MaxLinear, Inc. (A)	15,504	168,373
Navitas Semiconductor Corp. (A)(B)	24,171	49,551
NVE Corp.	918	58,513
PDF Solutions, Inc. (A)	6,022	115,080
Penguin Solutions, Inc. (A)	10,081	175,107
Photronics, Inc. (A)	11,583	240,463
Power Integrations, Inc.	10,779	544,340
Rambus, Inc. (A)	20,467	1,059,679
Rigetti Computing, Inc. (A)	35,987	285,017
Semtech Corp. (A)	13,997	481,497
Silicon Laboratories, Inc. (A)	6,141	691,292
SiTime Corp. (A)	3,586	548,192
SkyWater Technology, Inc. (A)	5,369	38,066
Synaptics, Inc. (A)	7,574	482,615
Ultra Clean Holdings, Inc. (A)	8,493	181,835
Veeco Instruments, Inc. (A)	10,692	214,695
		9,486,604
Software – 5.8%
8x8, Inc. (A)	25,404	50,808
A10 Networks, Inc.	13,553	221,456
ACI Worldwide, Inc. (A)	20,235	1,107,057
Adeia, Inc.	21,019	277,871
Agilysys, Inc. (A)	4,339	314,751
Alarm.com Holdings, Inc. (A)	9,082	505,413
Alkami Technology, Inc. (A)	10,405	273,131
Amplitude, Inc., Class A (A)	15,436	157,293
Appian Corp., Class A (A)	7,793	224,516
Arteris, Inc. (A)	5,330	36,830
Asana, Inc., Class A (A)	15,627	227,685
AudioEye, Inc. (A)	1,438	15,962
Aurora Innovation, Inc. (A)	184,378	1,239,942
AvePoint, Inc. (A)	24,736	357,188
Bit Digital, Inc. (A)	23,357	47,181
Blackbaud, Inc. (A)	7,652	474,807
Blackline, Inc. (A)	11,092	537,075
Blend Labs, Inc., Class A (A)	45,672	153,001
Box, Inc., Class A (A)	26,962	832,047
Braze, Inc., Class A (A)	12,710	458,577
c3.ai, Inc., Class A (A)	21,348	449,375
Cerence, Inc. (A)	7,978	63,026
Cipher Mining, Inc. (A)	39,123	89,983
CleanSpark, Inc. (A)(B)	52,484	352,692
Clear Secure, Inc., Class A	16,928	438,604
Clearwater Analytics Holdings, Inc., Class A (A)	34,363	920,928
CommVault Systems, Inc. (A)	8,387	1,323,133
Consensus Cloud Solutions, Inc. (A)	3,491	80,572
Core Scientific, Inc. (A)	34,417	249,179
CS Disco, Inc. (A)	6,570	26,871
Daily Journal Corp. (A)	256	101,811
Digimarc Corp. (A)(B)	2,983	38,242
Digital Turbine, Inc. (A)	18,715	50,811
Domo, Inc., Class B (A)	6,643	51,550
D-Wave Quantum, Inc. (A)(B)	34,793	264,427
E2open Parent Holdings, Inc. (A)	39,877	79,754
eGain Corp. (A)	3,986	19,332
Enfusion, Inc., Class A (A)	9,789	109,147
EverCommerce, Inc. (A)	4,385	44,201
Freshworks, Inc., Class A (A)	39,914	563,187
Hut 8 Corp. (A)	15,630	181,621
i3 Verticals, Inc., Class A (A)	4,445	109,658
Intapp, Inc. (A)	10,261	599,037
InterDigital, Inc.	4,851	1,002,944
Jamf Holding Corp. (A)	16,011	194,534
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Kaltura, Inc. (A)	19,613	$36,872
Life360, Inc. (A)	1,983	76,127
LiveRamp Holdings, Inc. (A)	12,558	328,266
Logility Supply Chain Solutions, Inc.	6,486	92,490
MARA Holdings, Inc. (A)(B)	64,976	747,224
MeridianLink, Inc. (A)	6,457	119,648
Mitek Systems, Inc. (A)	8,795	72,559
N-able, Inc. (A)	13,879	98,402
NCR Voyix Corp. (A)	28,127	274,238
NextNav, Inc. (A)	15,003	182,587
Olo, Inc., Class A (A)	20,324	122,757
ON24, Inc. (A)	6,032	31,366
OneSpan, Inc.	7,199	109,785
Ooma, Inc. (A)	5,012	65,607
Pagaya Technologies, Ltd., Class A (A)(B)	6,943	72,763
PagerDuty, Inc. (A)	17,091	312,253
Porch Group, Inc. (A)	15,394	112,222
Progress Software Corp.	8,100	417,231
PROS Holdings, Inc. (A)	8,969	170,680
Q2 Holdings, Inc. (A)	11,289	903,233
Qualys, Inc. (A)	7,128	897,629
Rapid7, Inc. (A)	11,942	316,582
Red Violet, Inc.	2,139	80,405
Rekor Systems, Inc. (A)(B)	14,591	12,938
ReposiTrak, Inc. (B)	2,267	45,952
Rimini Street, Inc. (A)	11,072	38,531
Riot Platforms, Inc. (A)(B)	58,976	419,909
Sapiens International Corp. NV	6,223	168,581
SEMrush Holdings, Inc., Class A (A)	7,202	67,195
SolarWinds Corp.	10,435	192,317
SoundHound AI, Inc., Class A (A)(B)	61,755	501,451
SoundThinking, Inc. (A)	2,170	36,782
Sprinklr, Inc., Class A (A)	22,569	188,451
Sprout Social, Inc., Class A (A)	9,738	214,139
SPS Commerce, Inc. (A)	7,243	961,363
Telos Corp. (A)	11,383	27,092
Tenable Holdings, Inc. (A)	22,712	794,466
TeraWulf, Inc. (A)(B)	51,154	139,650
Varonis Systems, Inc. (A)	21,224	858,511
Verint Systems, Inc. (A)	11,839	211,326
Vertex, Inc., Class A (A)	10,406	364,314
Viant Technology, Inc., Class A (A)	2,872	35,642
Weave Communications, Inc. (A)	7,606	84,351
WM Technology, Inc. (A)	17,446	19,714
Workiva, Inc. (A)	9,720	737,845
Xperi, Inc. (A)	8,745	67,511
Yext, Inc. (A)	20,501	126,286
Zeta Global Holdings Corp., Class A (A)	34,524	468,145
		27,340,598
Technology hardware, storage and peripherals – 0.3%
CompoSecure, Inc., Class A	4,537	49,317
Corsair Gaming, Inc. (A)	9,087	80,511
CPI Card Group, Inc. (A)	1,000	29,170
Diebold Nixdorf, Inc. (A)	4,863	212,610
Eastman Kodak Company (A)	11,818	74,690
Immersion Corp.	5,849	44,335
IonQ, Inc. (A)	38,756	855,345
Turtle Beach Corp. (A)	3,224	46,006
Xerox Holdings Corp. (B)	22,441	108,390
		1,500,374
		56,682,378

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 3.8%
Chemicals – 1.5%
AdvanSix, Inc.	4,890	$110,759
American Vanguard Corp.	5,794	25,494
Arq, Inc. (A)	5,713	23,823
ASP Isotopes, Inc. (A)	10,238	48,016
Aspen Aerogels, Inc. (A)	12,062	77,076
Avient Corp.	17,319	643,574
Balchem Corp.	6,182	1,026,212
Cabot Corp.	10,091	838,966
Core Molding Technologies, Inc. (A)	1,303	19,806
Ecovyst, Inc. (A)	22,604	140,145
Hawkins, Inc.	3,731	395,188
HB Fuller Company	10,404	583,872
Ingevity Corp. (A)	7,071	279,941
Innospec, Inc.	4,795	454,326
Intrepid Potash, Inc. (A)	2,132	62,659
Koppers Holdings, Inc.	3,807	106,596
Kronos Worldwide, Inc.	3,956	29,591
LSB Industries, Inc. (A)	10,605	69,887
Mativ Holdings, Inc.	10,764	67,060
Minerals Technologies, Inc.	5,955	378,559
Orion SA	11,150	144,170
Perimeter Solutions, Inc. (A)	25,928	261,095
PureCycle Technologies, Inc. (A)(B)	23,799	164,689
Quaker Chemical Corp.	2,654	328,061
Rayonier Advanced Materials, Inc. (A)	12,502	71,887
Sensient Technologies Corp.	8,027	597,450
Stepan Company	4,065	223,738
Tronox Holdings PLC	23,255	163,715
		7,336,355
Construction materials – 0.3%
Knife River Corp. (A)	10,910	984,191
Smith-Midland Corp. (A)(B)	941	29,237
United States Lime & Minerals, Inc.	2,034	179,765
		1,193,193
Containers and packaging – 0.3%
Ardagh Metal Packaging SA (B)	27,869	84,164
Greif, Inc., Class A	4,636	254,934
Greif, Inc., Class B	913	54,123
Myers Industries, Inc.	7,276	86,803
O-I Glass, Inc. (A)	29,949	343,515
Pactiv Evergreen, Inc.	7,746	139,505
Ranpak Holdings Corp. (A)	8,592	46,569
TriMas Corp.	7,851	183,949
		1,193,562
Metals and mining – 1.6%
1911 Gold Corp. (A)(B)	5,045	713
Alpha Metallurgical Resources, Inc. (A)	2,110	264,278
Caledonia Mining Corp. PLC	3,305	41,279
Carpenter Technology Corp.	9,153	1,658,341
Century Aluminum Company (A)	10,071	186,918
Coeur Mining, Inc. (A)	116,574	690,118
Commercial Metals Company	21,747	1,000,579
Compass Minerals International, Inc. (A)	6,646	61,741
Constellium SE (A)	25,004	252,290
Contango ORE, Inc. (A)	2,370	24,198
Dakota Gold Corp. (A)	14,286	37,858
Hecla Mining Company	113,249	629,664
i-80 Gold Corp. (A)	65,963	38,377
Ivanhoe Electric, Inc. (A)	17,003	98,787
Kaiser Aluminum Corp.	3,054	185,133
Lifezone Metals, Ltd. (A)	7,233	30,234
MAC Copper, Ltd. (A)	10,298	98,243
Materion Corp.	3,940	321,504
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Metallus, Inc. (A)	8,421	$112,505
Novagold Resources, Inc. (A)	47,209	137,850
Olympic Steel, Inc.	1,930	60,834
Pan American Silver Corp., CVR (A)	88,114	37,660
Perpetua Resources Corp. (A)	7,718	82,505
Piedmont Lithium, Inc. (A)(B)	3,763	23,707
Radius Recycling, Inc.	5,163	149,107
Ramaco Resources, Inc., Class A	5,426	44,656
Ryerson Holding Corp.	5,211	119,645
SSR Mining, Inc. (A)	39,153	392,705
SunCoke Energy, Inc.	16,107	148,184
Tredegar Corp. (A)	5,494	42,304
Warrior Met Coal, Inc.	9,984	476,436
Worthington Steel, Inc.	6,249	158,287
		7,606,640
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,139	79,636
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,628	444,540
		537,294
		17,867,044
Real estate – 6.2%
Diversified REITs – 0.7%
Alexander & Baldwin, Inc.	14,187	244,442
Alpine Income Property Trust, Inc.	2,385	39,877
American Assets Trust, Inc.	9,378	188,873
Armada Hoffler Properties, Inc.	15,652	117,547
Broadstone Net Lease, Inc.	35,486	604,681
CTO Realty Growth, Inc.	5,369	103,675
Empire State Realty Trust, Inc., Class A	26,051	203,719
Essential Properties Realty Trust, Inc.	33,603	1,096,802
Gladstone Commercial Corp.	8,072	120,919
Global Net Lease, Inc.	38,554	309,974
NexPoint Diversified Real Estate Trust	7,426	28,442
One Liberty Properties, Inc.	3,217	84,511
		3,143,462
Health care REITs – 0.8%
American Healthcare REIT, Inc.	29,129	882,609
CareTrust REIT, Inc.	35,817	1,023,650
Community Healthcare Trust, Inc.	5,511	100,080
Diversified Healthcare Trust	42,118	101,083
Global Medical REIT, Inc.	12,332	107,905
LTC Properties, Inc.	8,408	298,064
National Health Investors, Inc.	8,051	594,647
Sabra Health Care REIT, Inc.	45,198	789,609
Universal Health Realty Income Trust	2,493	102,113
		3,999,760
Hotel and resort REITs – 0.7%
Apple Hospitality REIT, Inc.	43,177	557,415
Braemar Hotels & Resorts, Inc.	14,107	35,126
Chatham Lodging Trust	9,451	67,386
DiamondRock Hospitality Company	40,276	310,931
Pebblebrook Hotel Trust	23,035	233,345
RLJ Lodging Trust	28,753	226,861
Ryman Hospitality Properties, Inc.	11,209	1,024,951
Service Properties Trust	33,017	86,174
Summit Hotel Properties, Inc.	20,366	110,180
Sunstone Hotel Investors, Inc.	39,120	368,119
Xenia Hotels & Resorts, Inc.	19,510	229,438
		3,249,926
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	12,506	43,021
Innovative Industrial Properties, Inc.	5,405	292,356

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
LXP Industrial Trust	57,467	$497,090
Plymouth Industrial REIT, Inc.	8,114	132,258
Terreno Realty Corp.	18,373	1,161,541
		2,126,266
Office REITs – 0.7%
Brandywine Realty Trust	32,504	144,968
City Office REIT, Inc.	7,638	39,641
COPT Defense Properties	21,687	591,404
Douglas Emmett, Inc.	30,999	495,984
Easterly Government Properties, Inc.	18,254	193,492
Franklin Street Properties Corp.	19,686	35,041
Hudson Pacific Properties, Inc.	27,567	81,323
JBG SMITH Properties	15,901	256,165
NET Lease Office Properties (A)	2,824	88,617
Orion Properties, Inc.	10,926	23,382
Paramount Group, Inc.	35,996	154,783
Peakstone Realty Trust	7,172	90,367
Piedmont Office Realty Trust, Inc., Class A	23,380	172,311
Postal Realty Trust, Inc., Class A	4,517	64,503
SL Green Realty Corp.	13,551	781,893
		3,213,874
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	18,789	62,567
Compass, Inc., Class A (A)	70,412	614,697
Cushman & Wakefield PLC (A)	43,966	449,333
eXp World Holdings, Inc. (B)	15,787	154,397
Forestar Group, Inc. (A)	3,676	77,711
FRP Holdings, Inc. (A)	2,652	75,768
Kennedy-Wilson Holdings, Inc.	22,729	197,288
Marcus & Millichap, Inc.	4,767	164,223
Maui Land & Pineapple Company, Inc. (A)	1,578	27,725
Newmark Group, Inc., Class A	25,163	306,234
Opendoor Technologies, Inc. (A)(B)	123,015	125,475
RE/MAX Holdings, Inc., Class A (A)	3,448	28,860
Redfin Corp. (A)(B)	23,147	213,184
Star Holdings (A)	3,787	32,227
Tejon Ranch Company (A)	4,623	73,275
The Real Brokerage, Inc. (A)	19,585	79,515
The RMR Group, Inc., Class A	3,127	52,065
The St. Joe Company	7,044	330,716
		3,065,260
Residential REITs – 0.5%
Apartment Investment and Management Company, Class A	27,251	239,809
BRT Apartments Corp.	2,552	43,384
Centerspace	3,196	206,941
Elme Communities	17,100	297,540
Independence Realty Trust, Inc.	43,406	921,509
NexPoint Residential Trust, Inc.	4,379	173,102
UMH Properties, Inc.	14,191	265,372
Veris Residential, Inc.	15,075	255,069
		2,402,726
Retail REITs – 1.3%
Acadia Realty Trust	22,553	472,485
Alexander's, Inc.	439	91,821
CBL & Associates Properties, Inc.	4,038	107,330
Curbline Properties Corp.	18,423	445,652
FrontView REIT, Inc.	2,894	37,014
Getty Realty Corp.	9,651	300,918
InvenTrust Properties Corp.	14,920	438,200
Kite Realty Group Trust	41,565	929,809
NETSTREIT Corp.	14,877	235,800
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Phillips Edison & Company, Inc.	23,603	$861,273
Saul Centers, Inc.	2,212	79,787
SITE Centers Corp.	8,894	114,199
Tanger, Inc.	20,287	685,498
The Macerich Company	45,494	781,132
Urban Edge Properties	23,967	455,373
Whitestone REIT	9,627	140,265
		6,176,556
Specialized REITs – 0.5%
Farmland Partners, Inc.	8,443	94,139
Four Corners Property Trust, Inc.	18,762	538,469
Gladstone Land Corp.	6,801	71,547
Outfront Media, Inc.	27,686	446,852
PotlatchDeltic Corp.	15,242	687,719
Safehold, Inc.	9,881	184,972
Uniti Group, Inc.	46,894	236,346
		2,260,044
		29,637,874
Utilities – 3.1%
Electric utilities – 0.9%
ALLETE, Inc.	10,961	720,138
Genie Energy, Ltd., B Shares	2,631	39,597
Hawaiian Electric Industries, Inc. (A)	32,269	353,346
MGE Energy, Inc.	7,046	654,996
Otter Tail Corp.	7,992	642,317
Portland General Electric Company	19,828	884,329
TXNM Energy, Inc.	17,238	921,888
		4,216,611
Gas utilities – 1.1%
Brookfield Infrastructure Corp., Class A	23,207	839,861
Chesapeake Utilities Corp.	4,254	546,341
New Jersey Resources Corp.	18,736	919,188
Northwest Natural Holding Company	7,275	310,788
ONE Gas, Inc.	10,801	816,448
RGC Resources, Inc.	1,772	36,982
Southwest Gas Holdings, Inc.	11,653	836,685
Spire, Inc.	10,782	843,692
		5,149,985
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	14,915	73,829
Montauk Renewables, Inc. (A)(B)	12,923	27,009
Ormat Technologies, Inc.	11,178	791,067
		891,905
Multi-utilities – 0.5%
Avista Corp.	14,913	624,407
Black Hills Corp.	13,366	810,648
Northwestern Energy Group, Inc.	11,704	677,310
Unitil Corp.	3,185	183,743
		2,296,108
Water utilities – 0.4%
American States Water Company	7,173	564,372
Cadiz, Inc. (A)	8,919	26,133
California Water Service Group	11,547	559,568
Consolidated Water Company, Ltd.	2,896	70,923
Global Water Resources, Inc.	2,922	30,126
Middlesex Water Company	3,471	222,491
Pure Cycle Corp. (A)	4,446	46,550
SJW Group	6,466	353,626

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	3,009	$104,352
		1,978,141
		14,532,750
TOTAL COMMON STOCKS (Cost $400,116,332)		$459,729,158
WARRANTS – 0.0%
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	2,955	1
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	1,301
TOTAL WARRANTS (Cost $0)		$1,302
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 4.2232% (D)(E)	1,964,842	19,654,119
TOTAL SHORT-TERM INVESTMENTS (Cost $19,654,318)		$19,654,119
Total Investments (Small Cap Index Trust) (Cost $419,770,650) – 100.9%		$479,384,579
Other assets and liabilities, net – (0.9%)		(4,144,248)
TOTAL NET ASSETS – 100.0%		$475,240,331
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $18,318,118. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $13,148,289 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,813,564.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	155	Long	Jun 2025	$15,647,667	$15,710,025	$62,358
						$62,358

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.7%
Diversified telecommunication services – 0.6%
ATN International, Inc.	1,281	$26,017
Bandwidth, Inc., Class A (A)	831	10,886
Frontier Communications Parent, Inc. (A)	11,194	401,417
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	5,653	65,066
Liberty Global, Ltd., Class C (A)	6,415	76,788
Liberty Latin America, Ltd., Class A (A)(C)	4,204	26,611
Liberty Latin America, Ltd., Class C (A)	11,346	70,459
Shenandoah Telecommunications Company	3,663	46,044
Sunrise Communications AG, ADR, Class A (A)	2,413	116,524
		839,812
Entertainment – 0.1%
Liberty Media Corp.-Liberty Live, Series A (A)	94	6,321
Liberty Media Corp.-Liberty Live, Series C (A)	89	6,064
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Lions Gate Entertainment Corp., Class B (A)	3,261	$25,827
Madison Square Garden Entertainment Corp. (A)	1,067	34,934
Sphere Entertainment Company (A)	2,347	76,794
The Marcus Corp.	2,916	48,668
Vivid Seats, Inc., Class A (A)	4,064	12,029
		210,637
Interactive media and services – 0.2%
Bumble, Inc., Class A (A)	8,395	36,434
Cars.com, Inc. (A)	4,233	47,706
DHI Group, Inc. (A)	5,212	7,245
TripAdvisor, Inc. (A)	2,862	40,555
TrueCar, Inc. (A)	8,052	12,722
Vimeo, Inc. (A)	2,800	14,728
Yelp, Inc. (A)	1,498	55,471
Ziff Davis, Inc. (A)	2,184	82,075
ZoomInfo Technologies, Inc. (A)	6,943	69,430
		366,366
Media – 1.4%
Advantage Solutions, Inc. (A)	9,240	13,952

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (A)	2,542	$17,489
Boston Omaha Corp., Class A (A)	2,031	29,612
Cable One, Inc.	330	87,704
Cumulus Media, Inc., Class A (A)	1,193	527
Entravision Communications Corp., Class A	5,075	10,658
Gannett Company, Inc. (A)	12,679	36,642
Gray Media, Inc.	6,546	28,279
Integral Ad Science Holding Corp. (A)	6,167	49,706
John Wiley & Sons, Inc., Class A	2,970	132,343
Liberty Broadband Corp., Series A (A)	709	60,265
Liberty Broadband Corp., Series C (A)	4,878	414,874
Magnite, Inc. (A)	8,348	95,251
National CineMedia, Inc. (A)	3,659	21,369
Nexstar Media Group, Inc.	1,995	357,544
Paramount Global, Class B	9,137	109,279
PubMatic, Inc., Class A (A)	1,567	14,322
Scholastic Corp.	2,790	52,675
Sinclair, Inc.	1,410	22,461
Sirius XM Holdings, Inc. (C)	8,717	196,525
TEGNA, Inc.	9,600	174,912
The EW Scripps Company, Class A (A)	5,843	17,295
The Interpublic Group of Companies, Inc.	10,260	278,662
Urban One, Inc., Class D (A)	3,100	2,232
WideOpenWest, Inc. (A)	1,042	5,158
		2,229,736
Wireless telecommunication services – 0.4%
Spok Holdings, Inc.	2,056	33,801
Telephone & Data Systems, Inc.	7,131	276,255
United States Cellular Corp. (A)	3,882	268,440
		578,496
		4,225,047
Consumer discretionary – 12.2%
Automobile components – 1.8%
Adient PLC (A)	6,695	86,098
American Axle & Manufacturing Holdings, Inc. (A)	9,766	39,748
Autoliv, Inc.	1,042	92,165
BorgWarner, Inc.	14,626	419,035
Cooper-Standard Holdings, Inc. (A)	1,311	20,085
Dana, Inc.	10,589	141,151
Dorman Products, Inc. (A)	4,969	598,963
Fox Factory Holding Corp. (A)	8,466	197,596
Gentherm, Inc. (A)	1,109	29,655
Holley, Inc. (A)	3,597	9,244
LCI Industries	1,659	145,046
Lear Corp.	3,104	273,835
Mobileye Global, Inc., Class A (A)	2,815	40,522
Motorcar Parts of America, Inc. (A)	1,585	15,058
Patrick Industries, Inc.	2,611	220,786
PHINIA, Inc.	3,108	131,872
Standard Motor Products, Inc.	1,901	47,392
Stoneridge, Inc. (A)	1,672	7,674
Strattec Security Corp. (A)	693	27,346
The Goodyear Tire & Rubber Company (A)	20,039	185,160
Visteon Corp. (A)	1,009	78,319
		2,806,750
Automobiles – 0.3%
Harley-Davidson, Inc.	7,860	198,465
Thor Industries, Inc.	2,870	217,575
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	2,220	$76,501
		492,541
Broadline retail – 0.2%
Dillard's, Inc., Class A (C)	221	79,147
Kohl's Corp. (C)	8,128	66,487
Macy's, Inc.	17,886	224,648
		370,282
Distributors – 0.3%
A-Mark Precious Metals, Inc.	1,892	48,000
LKQ Corp.	7,868	334,705
Weyco Group, Inc.	1,316	40,112
		422,817
Diversified consumer services – 1.8%
ADT, Inc.	32,067	261,025
Adtalem Global Education, Inc. (A)	3,159	317,922
American Public Education, Inc. (A)	1,450	32,364
Carriage Services, Inc.	798	30,923
Chegg, Inc. (A)	7,137	4,562
Graham Holdings Company, Class B	293	281,532
Grand Canyon Education, Inc. (A)	7,686	1,329,832
Laureate Education, Inc. (A)	9,976	204,009
Lincoln Educational Services Corp. (A)	1,100	17,457
Mister Car Wash, Inc. (A)	4,898	38,645
Perdoceo Education Corp.	6,679	168,177
Strategic Education, Inc.	1,856	155,830
		2,842,278
Hotels, restaurants and leisure – 0.8%
Aramark	2,402	82,917
Ark Restaurants Corp.	64	646
Biglari Holdings, Inc., Class A (A)	3	3,300
Biglari Holdings, Inc., Class B (A)	102	22,087
BJ's Restaurants, Inc. (A)	1,781	61,017
Caesars Entertainment, Inc. (A)	5,153	128,825
Cracker Barrel Old Country Store, Inc.	547	21,235
El Pollo Loco Holdings, Inc. (A)	2,613	26,914
First Watch Restaurant Group, Inc. (A)	8,763	145,904
Golden Entertainment, Inc.	1,315	34,703
Hilton Grand Vacations, Inc. (A)	1,940	72,575
Krispy Kreme, Inc.	34,681	170,631
Marriott Vacations Worldwide Corp.	1,814	116,531
MGM Resorts International (A)	1,723	51,070
Monarch Casino & Resort, Inc.	504	39,186
Penn Entertainment, Inc. (A)	9,680	157,881
Playa Hotels & Resorts NV (A)	4,726	62,998
Portillo's, Inc., Class A (A)(C)	1,335	15,873
RCI Hospitality Holdings, Inc.	396	17,004
Target Hospitality Corp. (A)	1,467	9,653
		1,240,950
Household durables – 2.6%
Bassett Furniture Industries, Inc.	1,234	18,819
Beazer Homes USA, Inc. (A)	2,298	46,856
Century Communities, Inc.	2,560	171,776
Dream Finders Homes, Inc., Class A (A)	639	14,416
Ethan Allen Interiors, Inc.	2,768	76,674
Flexsteel Industries, Inc.	817	29,829
GoPro, Inc., Class A (A)	10,155	6,732
Green Brick Partners, Inc. (A)	2,414	140,760
Helen of Troy, Ltd. (A)	1,240	66,328
Hooker Furnishings Corp.	1,821	18,283
Hovnanian Enterprises, Inc., Class A (A)	292	30,575
KB Home	4,725	274,617
La-Z-Boy, Inc.	3,404	133,062
Legacy Housing Corp. (A)(C)	1,185	29,886

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
LGI Homes, Inc. (A)	1,611	$107,083
Lifetime Brands, Inc.	2,931	14,450
M/I Homes, Inc. (A)	1,752	200,043
Meritage Homes Corp.	4,502	319,102
Mohawk Industries, Inc. (A)	3,830	437,309
Newell Brands, Inc.	25,050	155,310
Taylor Morrison Home Corp. (A)	7,865	472,215
The Lovesac Company (A)	385	6,999
Toll Brothers, Inc.	921	97,248
TopBuild Corp. (A)	2,603	793,785
Traeger, Inc. (A)	3,184	5,349
Tri Pointe Homes, Inc. (A)	7,356	234,804
Universal Electronics, Inc. (A)	745	4,559
VOXX International Corp. (A)	3,131	23,483
Whirlpool Corp.	783	70,572
		4,000,924
Leisure products – 0.5%
American Outdoor Brands, Inc. (A)	1,873	22,776
AMMO, Inc. (A)	4,648	6,414
Brunswick Corp.	2,845	153,203
Escalade, Inc. (C)	2,119	32,421
Funko, Inc., Class A (A)	2,763	18,954
JAKKS Pacific, Inc.	482	11,891
Johnson Outdoors, Inc., Class A	934	23,201
Malibu Boats, Inc., Class A (A)	1,146	35,159
MasterCraft Boat Holdings, Inc. (A)	617	10,625
Mattel, Inc. (A)	7,776	151,088
Polaris, Inc.	2,046	83,763
Smith & Wesson Brands, Inc.	4,844	45,146
Solo Brands, Inc., Class A (A)	2,350	394
Sturm Ruger & Company, Inc.	255	10,019
Topgolf Callaway Brands Corp. (A)	12,509	82,434
		687,488
Specialty retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)(C)	3,196	18,856
Academy Sports & Outdoors, Inc.	5,176	236,077
Advance Auto Parts, Inc.	2,447	95,947
American Eagle Outfitters, Inc.	14,928	173,463
America's Car-Mart, Inc. (A)	565	25,645
Asbury Automotive Group, Inc. (A)	1,232	272,075
AutoNation, Inc. (A)	2,305	373,226
Caleres, Inc.	3,065	52,810
Citi Trends, Inc. (A)	367	8,124
Designer Brands, Inc., Class A (C)	2,923	10,669
Destination XL Group, Inc. (A)	2,471	3,608
Duluth Holdings, Inc., Class B (A)	1,106	1,924
Five Below, Inc. (A)	635	47,577
Foot Locker, Inc. (A)	6,590	92,919
Genesco, Inc. (A)	1,311	27,833
Group 1 Automotive, Inc.	933	356,359
GrowGeneration Corp. (A)	2,529	2,731
Guess?, Inc. (C)	5,350	59,225
Haverty Furniture Companies, Inc.	1,613	31,808
Lands' End, Inc. (A)(C)	2,354	23,964
Lithia Motors, Inc.	3,751	1,101,069
MarineMax, Inc. (A)	2,016	43,344
Monro, Inc.	1,908	27,609
National Vision Holdings, Inc. (A)	3,735	47,733
OneWater Marine, Inc., Class A (A)(C)	531	8,592
Penske Automotive Group, Inc.	2,160	310,997
Petco Health & Wellness Company, Inc. (A)	4,282	13,060
PetMed Express, Inc. (A)	654	2,740
Revolve Group, Inc. (A)	18,890	405,946
Sally Beauty Holdings, Inc. (A)	4,172	37,673
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	2,304	$50,665
Signet Jewelers, Ltd.	3,151	182,947
Sonic Automotive, Inc., Class A	1,892	107,768
Sportsman's Warehouse Holdings, Inc. (A)	3,273	3,254
The Cato Corp., Class A (C)	1,957	6,517
The Gap, Inc.	17,966	370,279
The ODP Corp. (A)	3,276	46,945
Tilly's, Inc., Class A (A)	712	1,566
Upbound Group, Inc.	3,322	79,595
Urban Outfitters, Inc. (A)	4,082	213,897
Zumiez, Inc. (A)	1,822	27,130
		5,004,166
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	2,090	41,236
Carter's, Inc.	796	32,556
Crocs, Inc. (A)	488	51,826
Culp, Inc. (A)	334	1,670
Figs, Inc., Class A (A)	3,836	17,607
Fossil Group, Inc. (A)	3,231	3,716
G-III Apparel Group, Ltd. (A)	3,404	93,099
Lakeland Industries, Inc.	1,110	22,544
Movado Group, Inc.	1,758	29,394
Oxford Industries, Inc.	5,118	300,273
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	4,130	266,963
Rocky Brands, Inc.	802	13,931
Superior Group of Companies, Inc.	663	7,253
Under Armour, Inc., Class A (A)	9,493	59,331
Under Armour, Inc., Class C (A)	12,120	72,114
Unifi, Inc. (A)	2,453	11,799
Vera Bradley, Inc. (A)	2,034	4,577
		1,029,889
		18,898,085
Consumer staples – 4.7%
Beverages – 0.5%
MGP Ingredients, Inc.	571	16,776
Molson Coors Beverage Company, Class B	10,569	643,335
The Boston Beer Company, Inc., Class A (A)	246	58,755
		718,866
Consumer staples distribution and retail – 0.9%
Albertsons Companies, Inc., Class A	5,512	121,209
Grocery Outlet Holding Corp. (A)	6,787	94,882
Ingles Markets, Inc., Class A	1,365	88,902
Performance Food Group Company (A)	3,163	248,707
PriceSmart, Inc.	1,942	170,605
SpartanNash Company	3,523	71,376
The Andersons, Inc.	3,384	145,275
United Natural Foods, Inc. (A)	4,429	121,310
Village Super Market, Inc., Class A	685	26,037
Walgreens Boots Alliance, Inc.	7,669	85,663
Weis Markets, Inc.	2,517	193,935
		1,367,901
Food products – 2.8%
Alico, Inc.	650	19,396
B&G Foods, Inc.	1,941	13,335
Bunge Global SA	5,110	390,506
Calavo Growers, Inc.	731	17,537
Cal-Maine Foods, Inc.	3,075	279,518
Conagra Brands, Inc.	16,783	447,603
Darling Ingredients, Inc. (A)	7,210	225,240

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Dole PLC	4,461	$64,461
Farmer Brothers Company (A)	1,069	2,373
Flowers Foods, Inc.	4,594	87,332
Fresh Del Monte Produce, Inc.	3,959	122,056
Ingredion, Inc.	3,583	484,457
J&J Snack Foods Corp.	440	57,957
John B Sanfilippo & Son, Inc.	262	18,565
Mission Produce, Inc. (A)	3,247	34,029
Pilgrim's Pride Corp. (A)	3,441	187,569
Post Holdings, Inc. (A)	4,022	468,000
Seaboard Corp.	58	156,433
Seneca Foods Corp., Class A (A)	626	55,739
The Campbell's Company	6,884	274,809
The Hain Celestial Group, Inc. (A)	4,728	19,621
The J.M. Smucker Company	4,841	573,223
The Simply Good Foods Company (A)	4,935	170,208
Tootsie Roll Industries, Inc.	761	23,962
TreeHouse Foods, Inc. (A)	4,435	120,144
Utz Brands, Inc.	914	12,869
		4,326,942
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	56,933
Central Garden & Pet Company, Class A (A)	4,014	131,378
Oil-Dri Corp. of America	1,062	48,767
Reynolds Consumer Products, Inc.	3,050	72,773
Spectrum Brands Holdings, Inc.	2,271	162,490
		472,341
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	7,592
Edgewell Personal Care Company	4,648	145,064
Natural Alternatives International, Inc. (A)	200	688
Nature's Sunshine Products, Inc. (A)	1,118	14,031
Nu Skin Enterprises, Inc., Class A	2,988	21,693
USANA Health Sciences, Inc. (A)	935	25,217
		214,285
Tobacco – 0.1%
Universal Corp.	1,975	110,699
		7,211,034
Energy – 8.4%
Energy equipment and services – 2.1%
Archrock, Inc.	5,141	134,900
Atlas Energy Solutions, Inc. (C)	2,133	38,053
Borr Drilling, Ltd. (A)	7,383	16,169
Bristow Group, Inc. (A)	2,307	72,855
ChampionX Corp.	20,750	618,350
Core Laboratories, Inc.	1,243	18,633
DMC Global, Inc. (A)	1,495	12,588
Expro Group Holdings NV (A)	5,061	50,306
Forum Energy Technologies, Inc. (A)	377	7,581
Geospace Technologies Corp. (A)	516	3,720
Gulf Island Fabrication, Inc. (A)	3,019	19,503
Helix Energy Solutions Group, Inc. (A)	14,183	117,861
Helmerich & Payne, Inc.	6,377	166,567
Innovex International, Inc. (A)	2,878	51,689
Kodiak Gas Services, Inc.	2,390	89,147
Liberty Energy, Inc.	12,732	201,548
Nabors Industries, Ltd. (A)	530	22,106
National Energy Services Reunited Corp. (A)	3,276	24,111
Natural Gas Services Group, Inc. (A)	1,899	41,721
Noble Corp. PLC	5,213	123,548
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
NOV, Inc.	21,231	$323,136
NPK International, Inc. (A)	6,750	39,218
Oceaneering International, Inc. (A)	2,048	44,667
Oil States International, Inc. (A)	4,041	20,811
Patterson-UTI Energy, Inc.	20,720	170,318
ProPetro Holding Corp. (A)	9,437	69,362
Ranger Energy Services, Inc., Class A	1,141	16,191
RPC, Inc.	15,278	84,029
SEACOR Marine Holdings, Inc. (A)	2,432	12,306
Seadrill, Ltd. (A)	3,419	85,475
Select Water Solutions, Inc.	7,658	80,409
TETRA Technologies, Inc. (A)	4,641	15,594
Tidewater, Inc. (A)	1,648	69,661
Transocean, Ltd. (A)(C)	48,808	154,721
Valaris, Ltd. (A)	3,307	129,833
Weatherford International PLC	1,552	83,110
		3,229,797
Oil, gas and consumable fuels – 6.3%
Amplify Energy Corp. (A)	1,500	5,610
Antero Resources Corp. (A)	14,127	571,296
APA Corp.	19,211	403,815
Ardmore Shipping Corp.	3,297	32,278
Berry Corp.	5,062	16,249
California Resources Corp.	4,643	204,153
Chord Energy Corp.	1,808	203,798
Civitas Resources, Inc.	5,176	180,591
Clean Energy Fuels Corp. (A)	20,254	31,394
CNX Resources Corp. (A)	11,650	366,742
Comstock Resources, Inc. (A)	13,104	266,535
Core Natural Resources, Inc.	4,060	313,026
Crescent Energy Company, Class A	9,030	101,497
CVR Energy, Inc.	3,660	71,004
Delek US Holdings, Inc.	6,133	92,424
DHT Holdings, Inc.	15,373	161,417
Dorian LPG, Ltd.	3,417	76,336
DT Midstream, Inc.	3,797	366,335
Evolution Petroleum Corp.	1,700	8,806
FutureFuel Corp.	4,276	16,676
Granite Ridge Resources, Inc.	5,668	34,461
Green Plains, Inc. (A)	3,377	16,378
Hallador Energy Company (A)	1,635	20,078
HF Sinclair Corp.	10,648	350,106
International Seaways, Inc.	3,851	127,853
Kosmos Energy, Ltd. (A)	16,832	38,377
Magnolia Oil & Gas Corp., Class A	31,512	795,993
Matador Resources Company	18,290	934,436
Murphy Oil Corp.	10,625	301,750
NACCO Industries, Inc., Class A	700	23,611
Nordic American Tankers, Ltd.	14,173	34,866
Northern Oil and Gas, Inc.	4,527	136,851
Ovintiv, Inc.	13,383	572,792
PBF Energy, Inc., Class A	8,650	165,129
Peabody Energy Corp.	9,665	130,961
Permian Resources Corp.	96,240	1,332,924
PHX Minerals, Inc.	557	2,200
Range Resources Corp.	5,815	232,193
REX American Resources Corp. (A)	1,688	63,418
Riley Exploration Permian, Inc.	948	27,653
SandRidge Energy, Inc.	3,343	38,177
Scorpio Tankers, Inc.	4,270	160,467
SFL Corp., Ltd.	10,526	86,313
Sitio Royalties Corp., Class A	3,079	61,180
SM Energy Company	7,412	221,989
Talos Energy, Inc. (A)	8,311	80,783
Teekay Corp., Ltd.	5,602	36,805

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Tankers, Ltd., Class A	2,780	$106,391
VAALCO Energy, Inc.	3,382	12,716
Vitesse Energy, Inc.	1,343	33,024
World Kinect Corp.	5,267	149,372
		9,819,229
		13,049,026
Financials – 24.7%
Banks – 14.2%
1st Source Corp.	2,021	120,876
ACNB Corp.	394	16,217
Amalgamated Financial Corp.	2,221	63,854
Amerant Bancorp, Inc.	2,770	57,173
Ameris Bancorp	12,965	746,395
Ames National Corp.	500	8,760
Arrow Financial Corp.	1,150	30,234
Associated Banc-Corp.	12,117	272,996
Atlantic Union Bankshares Corp.	6,903	214,959
Axos Financial, Inc. (A)	4,530	292,276
BancFirst Corp.	128	14,063
Bank First Corp.	187	18,838
Bank of Hawaii Corp.	450	31,037
Bank of Marin Bancorp	1,851	40,852
Bank OZK	8,375	363,894
Bank7 Corp.	293	11,351
BankFinancial Corp.	2,146	27,125
BankUnited, Inc.	5,150	177,366
Bankwell Financial Group, Inc.	400	12,072
Banner Corp.	2,647	168,799
Bar Harbor Bankshares	1,690	49,855
BayCom Corp.	1,125	28,316
BCB Bancorp, Inc.	1,477	14,563
Berkshire Hills Bancorp, Inc.	4,155	108,404
Blue Foundry Bancorp (A)	912	8,390
Blue Ridge Bankshares, Inc. (A)	682	2,223
BOK Financial Corp.	3,776	393,270
Bridgewater Bancshares, Inc. (A)	798	11,084
Brookline Bancorp, Inc.	7,292	79,483
Business First Bancshares, Inc.	1,362	33,165
Byline Bancorp, Inc.	3,345	87,505
C&F Financial Corp.	312	21,026
Cadence Bank	12,218	370,938
Camden National Corp.	1,386	56,091
Capital Bancorp, Inc.	539	15,270
Capital City Bank Group, Inc.	1,865	67,065
Capitol Federal Financial, Inc.	11,378	63,717
Carter Bankshares, Inc. (A)	1,494	24,173
Cathay General Bancorp	5,360	230,641
Central Pacific Financial Corp.	2,460	66,518
Chemung Financial Corp.	723	34,393
Citizens & Northern Corp.	960	19,315
Civista Bancshares, Inc.	1,114	21,768
CNB Financial Corp.	1,562	34,755
Colony Bankcorp, Inc.	959	15,488
Columbia Banking System, Inc.	4,708	117,418
Columbia Financial, Inc. (A)	600	9,000
Comerica, Inc.	7,230	427,004
Community Financial System, Inc.	3,233	183,828
Community Trust Bancorp, Inc.	1,615	81,331
Community West Bancshares	600	11,088
ConnectOne Bancorp, Inc.	2,683	65,224
Customers Bancorp, Inc. (A)	2,568	128,914
CVB Financial Corp.	7,286	134,500
Dime Community Bancshares, Inc.	3,011	83,947
Eagle Bancorp, Inc.	2,765	58,065
Eastern Bankshares, Inc.	8,224	134,874
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Enterprise Bancorp, Inc.	246	$9,577
Enterprise Financial Services Corp.	2,602	139,831
Equity Bancshares, Inc., Class A	1,442	56,815
ESSA Bancorp, Inc.	897	16,908
Evans Bancorp, Inc.	380	14,809
Farmers National Banc Corp.	1,865	24,338
FB Financial Corp.	3,353	155,445
Financial Institutions, Inc.	1,481	36,966
First Bancorp (North Carolina)	3,210	128,849
First Bancorp (Puerto Rico)	12,860	246,526
First Bank	900	13,329
First Busey Corp.	6,406	138,370
First Business Financial Services, Inc.	974	45,924
First Commonwealth Financial Corp.	8,341	129,619
First Community Bankshares, Inc.	1,715	64,638
First Financial Bancorp	7,564	188,949
First Financial Corp.	1,109	54,319
First Financial Northwest, Inc.	1,100	24,926
First Foundation, Inc.	4,373	22,696
First Hawaiian, Inc.	8,309	203,072
First Horizon Corp.	29,766	578,056
First Internet Bancorp	777	20,808
First Interstate BancSystem, Inc., Class A	4,845	138,809
First Merchants Corp.	4,512	182,465
First Mid Bancshares, Inc.	1,570	54,793
First Northwest Bancorp	800	8,128
First Western Financial, Inc. (A)	421	8,273
Firstsun Capital Bancorp (A)	72	2,603
Flushing Financial Corp.	2,921	37,097
FNB Corp.	24,113	324,320
FS Bancorp, Inc.	400	15,204
Fulton Financial Corp.	13,791	249,479
German American Bancorp, Inc.	1,155	43,313
Great Southern Bancorp, Inc.	1,117	61,848
Guaranty Bancshares, Inc.	693	27,741
Hancock Whitney Corp.	7,556	396,312
Hanmi Financial Corp.	3,082	69,838
HarborOne Bancorp, Inc.	4,217	43,730
HBT Financial, Inc.	1,000	22,410
Heritage Commerce Corp.	5,322	50,665
Heritage Financial Corp.	2,815	68,489
Hilltop Holdings, Inc.	4,528	137,878
Home Bancorp, Inc.	902	40,410
Home BancShares, Inc.	5,517	155,966
HomeStreet, Inc. (A)	1,802	21,155
HomeTrust Bancshares, Inc.	560	19,197
Hope Bancorp, Inc.	10,431	109,213
Horizon Bancorp, Inc.	4,654	70,182
Independent Bank Corp. (Massachusetts)	2,735	171,348
Independent Bank Corp. (Michigan)	1,806	55,607
International Bancshares Corp.	4,680	295,121
Investar Holding Corp.	500	8,805
Kearny Financial Corp.	6,261	39,194
LCNB Corp.	600	8,874
Live Oak Bancshares, Inc.	752	20,048
Mercantile Bank Corp.	1,666	72,371
Metrocity Bankshares, Inc.	637	17,562
Metropolitan Bank Holding Corp. (A)	762	42,664
Mid Penn Bancorp, Inc.	1,196	30,988
Midland States Bancorp, Inc.	1,553	26,587
MidWestOne Financial Group, Inc.	1,343	39,766
MVB Financial Corp.	300	5,196
National Bank Holdings Corp., Class A	1,336	51,129
National Bankshares, Inc.	622	16,564

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	3,461	$148,477
Nicolet Bankshares, Inc.	928	101,115
Northeast Bank	770	70,486
Northfield Bancorp, Inc.	4,825	52,641
Northrim BanCorp, Inc.	647	47,373
Northwest Bancshares, Inc.	9,669	116,221
Norwood Financial Corp.	1,188	28,714
OceanFirst Financial Corp.	5,012	85,254
OFG Bancorp	4,124	165,042
Old National Bancorp	20,659	437,764
Old Second Bancorp, Inc.	3,374	56,143
OP Bancorp	1,000	12,020
Origin Bancorp, Inc.	1,486	51,520
Orrstown Financial Services, Inc.	500	15,005
Pacific Premier Bancorp, Inc.	6,843	145,893
Park National Corp.	494	74,792
Pathward Financial, Inc.	1,912	139,480
PCB Bancorp	836	15,642
Peapack-Gladstone Financial Corp.	1,625	46,150
Penns Woods Bancorp, Inc.	863	24,086
Peoples Bancorp, Inc.	2,883	85,510
Peoples Financial Services Corp.	254	11,295
Pinnacle Financial Partners, Inc.	8,380	888,615
Popular, Inc.	4,551	420,376
Preferred Bank	672	56,220
Primis Financial Corp.	3,850	37,615
Prosperity Bancshares, Inc.	5,639	402,455
Provident Financial Holdings, Inc.	1,778	25,941
Provident Financial Services, Inc.	9,040	155,217
QCR Holdings, Inc.	1,449	103,343
RBB Bancorp	1,075	17,738
Renasant Corp.	4,994	169,446
Republic Bancorp, Inc., Class A	1,139	72,691
Riverview Bancorp, Inc.	3,925	22,176
S&T Bancorp, Inc.	3,105	115,040
Sandy Spring Bancorp, Inc.	3,344	93,465
Seacoast Banking Corp. of Florida	3,740	96,230
Shore Bancshares, Inc.	2,923	39,577
Sierra Bancorp	1,759	49,041
Simmons First National Corp., Class A	9,236	189,615
SmartFinancial, Inc.	886	27,537
South Plains Financial, Inc.	443	14,672
Southern First Bancshares, Inc. (A)	537	17,678
Southern Missouri Bancorp, Inc.	1,012	52,644
Southside Bancshares, Inc.	1,224	35,447
SouthState Corp.	6,017	558,498
Stellar Bancorp, Inc.	1,183	32,722
Stock Yards Bancorp, Inc.	545	37,638
Synovus Financial Corp.	5,678	265,390
Territorial Bancorp, Inc.	1,722	14,430
Texas Capital Bancshares, Inc. (A)	3,434	256,520
TFS Financial Corp.	1,758	21,782
The Bank of NT Butterfield & Son, Ltd.	1,450	56,434
The First Bancorp, Inc.	1,316	32,532
The First Bancshares, Inc.	1,916	64,780
The First of Long Island Corp.	2,386	29,467
The Hingham Institution for Savings	69	16,408
Third Coast Bancshares, Inc. (A)	481	16,051
Tompkins Financial Corp.	739	46,542
Towne Bank	5,579	190,746
TriCo Bancshares	1,406	56,198
Triumph Financial, Inc. (A)	475	27,455
Trustmark Corp.	4,932	170,105
UMB Financial Corp.	2,958	299,054
United Bankshares, Inc.	7,422	257,321
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Community Banks, Inc.	6,679	$187,880
Unity Bancorp, Inc.	430	17,501
Univest Financial Corp.	2,739	77,678
Valley National Bancorp	31,092	276,408
Veritex Holdings, Inc.	3,741	93,413
WaFd, Inc.	6,248	178,568
Washington Trust Bancorp, Inc.	1,035	31,940
Webster Financial Corp.	9,512	490,344
WesBanco, Inc.	6,850	212,076
Westamerica BanCorp	265	13,417
Western Alliance Bancorp	2,670	205,136
Western New England Bancorp, Inc.	3,609	33,564
Wintrust Financial Corp.	3,338	375,391
WSFS Financial Corp.	4,396	228,021
Zions Bancorp NA	8,199	408,802
		21,871,472
Capital markets – 2.5%
Affiliated Managers Group, Inc.	123	20,668
DigitalBridge Group, Inc.	4,243	37,423
Franklin Resources, Inc.	17,585	338,511
Houlihan Lokey, Inc.	5,745	927,818
Invesco, Ltd.	24,463	371,104
Janus Henderson Group PLC	7,794	281,753
Oppenheimer Holdings, Inc., Class A	668	39,833
PJT Partners, Inc., Class A	6,803	937,998
Stifel Financial Corp.	6,209	585,260
StoneX Group, Inc. (A)	3,093	236,243
Virtus Investment Partners, Inc.	126	21,717
		3,798,328
Consumer finance – 1.4%
Ally Financial, Inc.	18,145	661,748
Atlanticus Holdings Corp. (A)	505	25,831
Bread Financial Holdings, Inc.	4,024	201,522
Consumer Portfolio Services, Inc. (A)	1,066	9,242
Encore Capital Group, Inc. (A)	2,077	71,200
Enova International, Inc. (A)	2,138	206,445
EZCORP, Inc., Class A (A)	4,801	70,671
FirstCash Holdings, Inc.	376	45,240
Green Dot Corp., Class A (A)	3,440	29,034
LendingClub Corp. (A)	7,056	72,818
Navient Corp.	9,692	122,410
Nelnet, Inc., Class A	2,038	226,075
Old Market Capital Corp. (A)	75	452
OneMain Holdings, Inc.	7,063	345,239
PRA Group, Inc. (A)	3,071	63,324
Regional Management Corp.	573	17,253
World Acceptance Corp. (A)	141	17,844
		2,186,348
Financial services – 2.2%
Acacia Research Corp. (A)	2,172	6,950
Alerus Financial Corp.	904	16,688
California First Leasing Corp.	278	5,638
Cass Information Systems, Inc.	338	14,619
Enact Holdings, Inc.	1,100	38,225
Essent Group, Ltd.	5,620	324,386
Federal Agricultural Mortgage Corp., Class C	561	105,193
Flywire Corp. (A)	36,414	345,933
Jackson Financial, Inc., Class A	5,691	476,792
Merchants Bancorp	1,376	50,912
MGIC Investment Corp.	17,269	427,926
Mr. Cooper Group, Inc. (A)	3,087	369,205
NMI Holdings, Inc. (A)	5,822	209,883
Onity Group, Inc. (A)	315	10,181

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Paysafe, Ltd. (A)	1,393	$21,856
PennyMac Financial Services, Inc.	2,632	263,490
Radian Group, Inc.	9,022	298,358
Repay Holdings Corp. (A)	3,834	21,355
TrustCo Bank Corp. NY	1,826	55,656
Velocity Financial, Inc. (A)	1,439	26,924
Voya Financial, Inc.	1,968	133,352
Walker & Dunlop, Inc.	1,169	99,786
Waterstone Financial, Inc.	3,099	41,682
		3,364,990
Insurance – 4.4%
Ambac Financial Group, Inc. (A)	3,281	28,709
Assured Guaranty, Ltd.	4,154	365,967
Axis Capital Holdings, Ltd.	4,885	489,672
Bowhead Specialty Holdings, Inc. (A)	16,409	667,026
Brighthouse Financial, Inc. (A)	4,535	262,985
CNO Financial Group, Inc.	5,875	244,694
Donegal Group, Inc., Class A	2,876	56,456
Employers Holdings, Inc.	2,283	115,611
Enstar Group, Ltd. (A)	1,090	362,294
F&G Annuities & Life, Inc.	527	18,998
Fidelis Insurance Holdings, Ltd.	2,237	36,239
First American Financial Corp.	5,789	379,932
Fundamental Global, Inc. (A)	44	786
Genworth Financial, Inc. (A)	33,097	234,658
Globe Life, Inc.	2,389	314,679
Greenlight Capital Re, Ltd., Class A (A)	2,616	35,447
Heritage Insurance Holdings, Inc. (A)	657	9,474
Hippo Holdings, Inc. (A)	559	14,288
Horace Mann Educators Corp.	3,303	141,137
Investors Title Company	189	45,564
James River Group Holdings, Ltd.	2,157	9,059
Kemper Corp.	2,802	187,314
Mercury General Corp.	3,506	195,985
Old Republic International Corp.	11,873	465,659
ProAssurance Corp. (A)	4,655	108,694
Reinsurance Group of America, Inc.	920	181,148
RenaissanceRe Holdings, Ltd.	600	144,000
Safety Insurance Group, Inc.	612	48,275
SelectQuote, Inc. (A)	4,673	15,608
SiriusPoint, Ltd. (A)	10,334	178,675
Skyward Specialty Insurance Group, Inc. (A)	842	44,559
Stewart Information Services Corp.	1,817	129,643
Tiptree, Inc.	3,689	88,868
United Fire Group, Inc.	1,897	55,886
Universal Insurance Holdings, Inc.	3,287	77,902
Unum Group	9,634	784,786
White Mountains Insurance Group, Ltd.	177	340,868
		6,881,545
		38,102,683
Health care – 12.0%
Biotechnology – 4.8%
Allogene Therapeutics, Inc. (A)	4,442	6,485
Anika Therapeutics, Inc. (A)	1,585	23,823
Arcutis Biotherapeutics, Inc. (A)	26,820	419,465
BioCryst Pharmaceuticals, Inc. (A)	56,938	427,035
Crinetics Pharmaceuticals, Inc. (A)	16,970	569,174
CRISPR Therapeutics AG (A)(C)	793	26,986
Cullinan Therapeutics, Inc. (A)	1,880	14,232
CureVac NV (A)(C)	6,804	18,847
Day One Biopharmaceuticals, Inc. (A)	1,337	10,602
Dynavax Technologies Corp. (A)	6,329	82,087
Editas Medicine, Inc. (A)	4,847	5,623
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Emergent BioSolutions, Inc. (A)	2,676	$13,005
Halozyme Therapeutics, Inc. (A)	10,843	691,892
Insmed, Inc. (A)	9,772	745,506
Intellia Therapeutics, Inc. (A)	1,569	11,156
Ionis Pharmaceuticals, Inc. (A)	15,860	478,496
iTeos Therapeutics, Inc. (A)	1,538	9,182
Kodiak Sciences, Inc. (A)	1,185	3,324
Krystal Biotech, Inc. (A)	3,000	540,900
Myriad Genetics, Inc. (A)	781	6,927
Nkarta, Inc. (A)	2,121	3,903
ORIC Pharmaceuticals, Inc. (A)	1,649	9,201
PDL BioPharma, Inc. (A)(B)	5,434	3,260
REGENXBIO, Inc. (A)	1,845	13,192
Relay Therapeutics, Inc. (A)	3,430	8,987
Sage Therapeutics, Inc. (A)	2,666	21,195
SpringWorks Therapeutics, Inc. (A)	11,460	505,730
Travere Therapeutics, Inc. (A)	28,102	503,588
Ultragenyx Pharmaceutical, Inc. (A)	13,395	485,033
Vanda Pharmaceuticals, Inc. (A)	4,716	21,646
Vera Therapeutics, Inc. (A)	22,091	530,626
Veracyte, Inc. (A)	19,895	589,887
Vericel Corp. (A)	13,705	611,517
Vir Biotechnology, Inc. (A)	4,802	31,117
Voyager Therapeutics, Inc. (A)	1,361	4,600
Zymeworks, Inc. (A)	1,431	17,043
		7,465,272
Health care equipment and supplies – 2.0%
AngioDynamics, Inc. (A)	3,198	30,029
Artivion, Inc. (A)	17,941	440,990
AtriCure, Inc. (A)	19,250	621,005
Avanos Medical, Inc. (A)	4,440	63,625
CONMED Corp.	853	51,513
Dentsply Sirona, Inc.	6,297	94,077
Enovis Corp. (A)	4,175	159,527
Envista Holdings Corp. (A)	10,702	184,717
FONAR Corp. (A)	463	6,487
Globus Medical, Inc., Class A (A)	8,703	637,060
ICU Medical, Inc. (A)	440	61,098
Inogen, Inc. (A)	1,678	11,964
Integer Holdings Corp. (A)	1,879	221,741
Integra LifeSciences Holdings Corp. (A)	2,688	59,109
Kewaunee Scientific Corp. (A)	83	3,269
LivaNova PLC (A)	1,387	54,481
Neogen Corp. (A)	8,478	73,504
Omnicell, Inc. (A)	1,666	58,243
OraSure Technologies, Inc. (A)	4,040	13,615
Orthofix Medical, Inc. (A)	2,161	35,246
OrthoPediatrics Corp. (A)	645	15,886
QuidelOrtho Corp. (A)	1,628	56,931
STAAR Surgical Company (A)	1,695	29,883
Tactile Systems Technology, Inc. (A)	1,515	20,028
Teleflex, Inc.	91	12,575
Utah Medical Products, Inc.	289	16,196
Varex Imaging Corp. (A)	4,007	46,481
		3,079,280
Health care providers and services – 2.1%
Acadia Healthcare Company, Inc. (A)	10,978	332,853
AdaptHealth Corp. (A)	4,933	53,474
Addus HomeCare Corp. (A)	1,233	121,931
Amedisys, Inc. (A)	2,199	203,693
Astrana Health, Inc. (A)	486	15,071
Brookdale Senior Living, Inc. (A)	6,054	37,898
Castle Biosciences, Inc. (A)	1,179	23,604
Cross Country Healthcare, Inc. (A)	3,819	56,865
Enhabit, Inc. (A)	3,691	32,444

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fulgent Genetics, Inc. (A)	2,388	$40,357
HealthEquity, Inc. (A)	6,857	605,953
National HealthCare Corp.	1,244	115,443
NeoGenomics, Inc. (A)	1,332	12,641
OPKO Health, Inc. (A)(C)	8,398	13,941
Owens & Minor, Inc. (A)	6,034	54,487
Patterson Companies, Inc.	3,553	110,996
Pediatrix Medical Group, Inc. (A)	5,689	82,434
Premier, Inc., Class A (C)	6,706	129,292
Select Medical Holdings Corp.	3,496	58,383
Surgery Partners, Inc. (A)	3,883	92,221
Tenet Healthcare Corp. (A)	2,008	270,076
Universal Health Services, Inc., Class B	1,553	291,809
US Physical Therapy, Inc.	6,944	502,468
		3,258,334
Health care technology – 0.2%
American Well Corp., Class A (A)	478	3,767
Certara, Inc. (A)	5,777	57,192
Definitive Healthcare Corp. (A)	1,330	3,844
Evolent Health, Inc., Class A (A)	1,381	13,078
Health Catalyst, Inc. (A)	2,468	11,180
HealthStream, Inc.	1,969	63,362
Simulations Plus, Inc.	373	9,146
Teladoc Health, Inc. (A)	7,613	60,599
TruBridge, Inc. (A)	1,067	29,364
		251,532
Life sciences tools and services – 1.0%
Azenta, Inc. (A)	16,706	578,696
Bio-Rad Laboratories, Inc., Class A (A)	1,033	251,597
CryoPort, Inc. (A)	1,600	9,728
MaxCyte, Inc. (A)	3,699	10,098
Medpace Holdings, Inc. (A)	2,151	655,388
OmniAb, Inc. (A)(C)	6,457	15,497
OmniAb, Inc., $12.50 Earnout Shares (A)	240	203
OmniAb, Inc., $15.00 Earnout Shares (A)	240	165
Personalis, Inc. (A)	1,146	4,022
Quanterix Corp. (A)	851	5,540
Seer, Inc. (A)	2,095	3,541
		1,534,475
Pharmaceuticals – 1.9%
Amphastar Pharmaceuticals, Inc. (A)	1,103	31,976
ANI Pharmaceuticals, Inc. (A)	800	53,560
Cumberland Pharmaceuticals, Inc. (A)	956	4,044
Elanco Animal Health, Inc. (A)	26,472	277,956
Innoviva, Inc. (A)	5,799	105,136
Jazz Pharmaceuticals PLC (A)	2,027	251,652
Ligand Pharmaceuticals, Inc. (A)	1,301	136,787
Neumora Therapeutics, Inc. (A)	5,323	5,323
Nuvation Bio, Inc. (A)	9,531	16,775
Pacira BioSciences, Inc. (A)	1,978	49,153
Perrigo Company PLC	9,542	267,558
Phathom Pharmaceuticals, Inc. (A)	38,251	239,834
Phibro Animal Health Corp., Class A	1,429	30,523
Pliant Therapeutics, Inc. (A)	1,976	2,668
Prestige Consumer Healthcare, Inc. (A)	2,244	192,917
SIGA Technologies, Inc. (A)	1,821	9,979
Supernus Pharmaceuticals, Inc. (A)	24,108	789,537
Terns Pharmaceuticals, Inc. (A)	3,577	9,873
Viatris, Inc.	50,346	438,514
		2,913,765
		18,502,658
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 17.2%
Aerospace and defense – 1.0%
AAR Corp. (A)	3,005	$168,250
AerSale Corp. (A)	635	4,756
Astronics Corp. (A)	1,307	31,590
Cadre Holdings, Inc.	13,305	393,961
Ducommun, Inc. (A)	1,245	72,247
Hexcel Corp.	11,012	603,017
Huntington Ingalls Industries, Inc.	81	16,527
Mercury Systems, Inc. (A)	3,577	154,133
National Presto Industries, Inc. (C)	644	56,614
Park Aerospace Corp.	2,083	28,016
SIFCO Industries, Inc. (A)	1,000	2,760
V2X, Inc. (A)	1,029	50,472
		1,582,343
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	6,795	152,480
GXO Logistics, Inc. (A)	1,341	52,406
Hub Group, Inc., Class A	4,836	179,754
Radiant Logistics, Inc. (A)	3,764	23,149
		407,789
Building products – 0.7%
American Woodmark Corp. (A)	1,615	95,010
Apogee Enterprises, Inc.	1,785	82,699
AZZ, Inc.	1,376	115,047
Gibraltar Industries, Inc. (A)	2,435	142,837
Hayward Holdings, Inc. (A)	4,354	60,608
Insteel Industries, Inc.	1,689	44,421
Janus International Group, Inc. (A)	1,805	12,996
JELD-WEN Holding, Inc. (A)	4,097	24,459
Masterbrand, Inc. (A)	5,053	65,992
Quanex Building Products Corp.	2,811	52,256
Resideo Technologies, Inc. (A)	9,178	162,451
UFP Industries, Inc.	2,069	221,466
		1,080,242
Commercial services and supplies – 1.5%
ABM Industries, Inc.	5,020	237,747
ACCO Brands Corp.	8,323	34,873
Acme United Corp.	733	29,034
Brady Corp., Class A	2,544	179,708
BrightView Holdings, Inc. (A)	7,005	89,944
Civeo Corp.	673	15,479
Deluxe Corp.	3,291	52,031
Ennis, Inc.	2,608	52,395
Enviri Corp. (A)	7,551	50,214
Healthcare Services Group, Inc. (A)	2,180	21,974
HNI Corp.	1,894	83,999
Interface, Inc.	39,590	785,462
Matthews International Corp., Class A	2,517	55,978
MillerKnoll, Inc.	3,015	57,707
Montrose Environmental Group, Inc. (A)	393	5,604
NL Industries, Inc.	3,260	25,754
OPENLANE, Inc. (A)	8,224	158,559
Steelcase, Inc., Class A	6,532	71,591
UniFirst Corp.	733	127,542
Vestis Corp.	2,304	22,810
Virco Manufacturing Corp.	1,200	11,352
VSE Corp.	1,368	164,146
		2,333,903
Construction and engineering – 1.1%
Ameresco, Inc., Class A (A)	921	11,126
Arcosa, Inc.	2,660	205,139
Bowman Consulting Group, Ltd. (A)	447	9,758
Concrete Pumping Holdings, Inc.	1,800	9,828

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (A)	6,888	$59,926
Matrix Service Company (A)	1,100	13,673
MYR Group, Inc. (A)	326	36,867
Northwest Pipe Company (A)	1,306	53,938
Orion Group Holdings, Inc. (A)	4,263	22,295
Primoris Services Corp.	4,151	238,309
Sterling Infrastructure, Inc. (A)	8,175	925,474
Tutor Perini Corp. (A)	4,167	96,591
		1,682,924
Electrical equipment – 0.6%
Allient, Inc.	689	15,144
Atkore, Inc.	417	25,016
Communications Systems, Inc. (A)(B)	450	68
EnerSys	1,533	140,392
LSI Industries, Inc.	3,216	54,672
Preformed Line Products Company	492	68,924
Regal Rexnord Corp.	2,452	279,160
Sensata Technologies Holding PLC	5,913	143,509
Sunrun, Inc. (A)	9,990	58,541
Thermon Group Holdings, Inc. (A)	3,483	97,002
Ultralife Corp. (A)	1,984	10,674
		893,102
Ground transportation – 1.3%
ArcBest Corp.	1,927	136,008
Covenant Logistics Group, Inc.	2,276	50,527
FTAI Infrastructure, Inc.	2,333	10,568
Heartland Express, Inc.	4,107	37,867
Hertz Global Holdings, Inc. (A)(C)	1,310	5,161
Knight-Swift Transportation Holdings, Inc.	9,262	402,804
Marten Transport, Ltd.	6,368	87,369
PAMT Corp. (A)	2,085	25,312
Ryder System, Inc.	2,652	381,384
Schneider National, Inc., Class B	18,165	415,070
U-Haul Holding Company (A)	1,039	67,909
U-Haul Holding Company, Series N	5,010	296,492
Universal Logistics Holdings, Inc.	600	15,744
Werner Enterprises, Inc.	4,155	121,742
		2,053,957
Machinery – 4.9%
3D Systems Corp. (A)	5,104	10,820
AGCO Corp.	4,124	381,759
Alamo Group, Inc.	1,074	191,398
Albany International Corp., Class A	743	51,297
Astec Industries, Inc.	2,415	83,197
Chart Industries, Inc. (A)	640	92,390
Columbus McKinnon Corp.	2,178	36,874
Commercial Vehicle Group, Inc. (A)	2,492	2,866
Douglas Dynamics, Inc.	1,257	29,200
Enerpac Tool Group Corp.	13,782	618,261
Enpro, Inc.	1,502	243,009
ESCO Technologies, Inc.	714	113,612
Gates Industrial Corp. PLC (A)	55,444	1,020,724
Gencor Industries, Inc. (A)	1,462	17,778
Helios Technologies, Inc.	1,439	46,178
Hillenbrand, Inc.	2,674	64,550
Hillman Solutions Corp. (A)	57,834	508,361
Hurco Companies, Inc. (A)	1,054	16,348
Hyster-Yale, Inc.	466	19,358
JBT Marel Corp.	296	36,171
Kennametal, Inc.	6,313	134,467
LB Foster Company, Class A (A)	1,699	33,436
Luxfer Holdings PLC	1,836	21,775
Mayville Engineering Company, Inc. (A)	1,096	14,719
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Miller Industries, Inc.	1,113	$47,158
Mueller Industries, Inc.	3,787	288,342
NN, Inc. (A)	2,376	5,370
Oshkosh Corp.	1,972	185,526
Park-Ohio Holdings Corp.	749	16,178
Perma-Pipe International Holdings, Inc. (A)	1,100	13,673
Proto Labs, Inc. (A)	1,588	55,644
RBC Bearings, Inc. (A)	2,703	869,744
SPX Technologies, Inc. (A)	8,324	1,071,965
Standex International Corp.	310	50,031
Stanley Black & Decker, Inc.	4,201	322,973
Stratasys, Ltd. (A)	1,753	17,162
Tennant Company	353	28,152
Terex Corp.	2,854	107,824
The Eastern Company	1,145	28,991
The Gorman-Rupp Company	1,454	51,035
The Greenbrier Companies, Inc.	2,830	144,953
The Manitowoc Company, Inc. (A)	3,343	28,716
The Shyft Group, Inc.	900	7,281
The Timken Company	1,134	81,501
Titan International, Inc. (A)	6,524	54,736
Trinity Industries, Inc.	6,387	179,219
Twin Disc, Inc.	1,650	12,491
Worthington Enterprises, Inc.	3,451	172,861
		7,630,074
Marine transportation – 0.4%
Costamare, Inc.	9,592	94,385
Genco Shipping & Trading, Ltd.	4,550	60,788
Kirby Corp. (A)	1,612	162,828
Matson, Inc.	2,246	287,870
Pangaea Logistics Solutions, Ltd.	1,768	8,416
		614,287
Passenger airlines – 0.6%
Alaska Air Group, Inc. (A)	6,461	318,010
Allegiant Travel Company	1,247	64,408
Copa Holdings SA, Class A	1,047	96,806
JetBlue Airways Corp. (A)	22,528	108,585
SkyWest, Inc. (A)	3,117	272,332
Sun Country Airlines Holdings, Inc. (A)	3,223	39,707
		899,848
Professional services – 1.9%
Alight, Inc., Class A	25,747	152,680
Asure Software, Inc. (A)	1,391	13,284
BGSF, Inc. (A)	800	2,944
CACI International, Inc., Class A (A)	1,717	630,002
Clarivate PLC (A)	26,193	102,938
Concentrix Corp.	1,811	100,764
Conduent, Inc. (A)	14,444	38,999
Dun & Bradstreet Holdings, Inc.	24,095	215,409
Exponent, Inc.	7,719	625,702
First Advantage Corp. (A)	1,878	26,461
Genpact, Ltd.	2,281	114,917
Heidrick & Struggles International, Inc.	1,672	71,612
IBEX Holdings, Ltd. (A)	874	21,282
ICF International, Inc.	1,210	102,814
Kelly Services, Inc., Class A	3,287	43,290
Korn Ferry	3,492	236,862
ManpowerGroup, Inc.	2,142	123,979
Maximus, Inc.	1,151	78,487
Mistras Group, Inc. (A)	2,232	23,615
NV5 Global, Inc. (A)	2,132	41,084
Paycor HCM, Inc. (A)	1,213	27,220
Resources Connection, Inc.	4,120	26,945

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Science Applications International Corp.	316	$35,477
TrueBlue, Inc. (A)	3,219	17,093
Willdan Group, Inc. (A)	400	16,288
		2,890,148
Trading companies and distributors – 2.9%
Air Lease Corp.	8,043	388,557
Applied Industrial Technologies, Inc.	3,031	683,006
BlueLinx Holdings, Inc. (A)	893	66,957
Boise Cascade Company	3,002	294,466
Custom Truck One Source, Inc. (A)	2,342	9,883
Distribution Solutions Group, Inc. (A)	1,306	36,568
DNOW, Inc. (A)	9,968	170,253
DXP Enterprises, Inc. (A)	1,567	128,901
FTAI Aviation, Ltd.	5,450	605,114
GATX Corp.	854	132,601
Global Industrial, Inc.	1,404	31,450
GMS, Inc. (A)	1,599	116,999
Herc Holdings, Inc.	140	18,798
Hudson Technologies, Inc. (A)	2,645	16,320
McGrath RentCorp	1,288	143,483
MRC Global, Inc. (A)	2,745	31,513
MSC Industrial Direct Company, Inc., Class A	944	73,320
Rush Enterprises, Inc., Class A	4,744	253,377
Rush Enterprises, Inc., Class B	1,275	72,063
SiteOne Landscape Supply, Inc. (A)	5,825	707,388
Titan Machinery, Inc. (A)	2,366	40,317
WESCO International, Inc.	2,849	442,450
Willis Lease Finance Corp.	406	64,136
		4,527,920
		26,596,537
Information technology – 9.6%
Communications equipment – 0.8%
Aviat Networks, Inc. (A)	829	15,892
Clearfield, Inc. (A)	468	13,909
Comtech Telecommunications Corp. (A)	2,706	4,330
Digi International, Inc. (A)	3,264	90,837
Juniper Networks, Inc.	6,436	232,919
KVH Industries, Inc. (A)	910	4,814
NETGEAR, Inc. (A)	3,326	81,354
NetScout Systems, Inc. (A)	5,946	124,925
Optical Cable Corp. (A)	931	2,597
Ribbon Communications, Inc. (A)	8,541	33,481
Viasat, Inc. (A)	5,073	52,861
Viavi Solutions, Inc. (A)	50,666	566,953
		1,224,872
Electronic equipment, instruments and components – 3.5%
Advanced Energy Industries, Inc.	5,812	553,942
Arrow Electronics, Inc. (A)	4,127	428,506
Avnet, Inc.	7,025	337,832
Bel Fuse, Inc., Class B	1,207	90,356
Benchmark Electronics, Inc.	3,313	125,993
Crane NXT Company	1,520	78,128
CTS Corp.	2,135	88,709
Daktronics, Inc. (A)	3,929	47,855
ePlus, Inc. (A)	1,924	117,422
FARO Technologies, Inc. (A)	684	18,673
Flex, Ltd. (A)	624	20,642
Insight Enterprises, Inc. (A)	683	102,443
IPG Photonics Corp. (A)	1,419	89,596
Key Tronic Corp. (A)	1,900	4,902
Kimball Electronics, Inc. (A)	3,036	49,942
Knowles Corp. (A)	7,107	108,026
Methode Electronics, Inc.	2,971	18,955
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Mirion Technologies, Inc. (A)	5,745	$83,303
Novanta, Inc. (A)	6,370	814,532
PAR Technology Corp. (A)	7,117	436,557
PC Connection, Inc.	2,191	136,762
Plexus Corp. (A)	2,005	256,901
RF Industries, Ltd. (A)	120	563
Richardson Electronics, Ltd.	1,461	16,305
Rogers Corp. (A)	1,273	85,966
Sanmina Corp. (A)	3,443	262,288
ScanSource, Inc. (A)	2,542	86,453
SmartRent, Inc. (A)	4,300	5,203
TD SYNNEX Corp.	5,567	578,745
TTM Technologies, Inc. (A)	9,163	187,933
Vishay Intertechnology, Inc.	10,499	166,934
Vishay Precision Group, Inc. (A)	1,686	40,616
		5,440,983
IT services – 0.2%
ASGN, Inc. (A)	983	61,949
DXC Technology Company (A)	11,970	204,089
Fastly, Inc., Class A (A)	3,889	24,617
Information Services Group, Inc.	4,400	17,204
		307,859
Semiconductors and semiconductor equipment – 2.3%
Allegro MicroSystems, Inc. (A)	24,634	619,052
Alpha & Omega Semiconductor, Ltd. (A)	2,746	68,266
Amkor Technology, Inc.	13,792	249,084
Amtech Systems, Inc. (A)	2,404	11,611
Axcelis Technologies, Inc. (A)	200	9,934
CEVA, Inc. (A)	1,160	29,708
Cohu, Inc. (A)	3,994	58,752
Diodes, Inc. (A)	2,678	115,609
FormFactor, Inc. (A)	1,371	38,786
Ichor Holdings, Ltd. (A)	2,659	60,120
Indie Semiconductor, Inc., Class A (A)(C)	9,495	19,322
Kulicke & Soffa Industries, Inc.	2,683	88,485
MACOM Technology Solutions Holdings, Inc. (A)	8,808	884,147
Magnachip Semiconductor Corp. (A)	2,526	8,664
Navitas Semiconductor Corp. (A)(C)	4,618	9,467
Penguin Solutions, Inc. (A)	600	10,422
Photronics, Inc. (A)	5,322	110,485
Power Integrations, Inc.	4,686	236,643
Qorvo, Inc. (A)	473	34,250
Silicon Laboratories, Inc. (A)	5,397	607,540
Skyworks Solutions, Inc.	1,743	112,650
Synaptics, Inc. (A)	513	32,688
Ultra Clean Holdings, Inc. (A)	3,668	78,532
Veeco Instruments, Inc. (A)	2,095	42,068
		3,536,285
Software – 2.7%
Alkami Technology, Inc. (A)	17,800	467,250
Appfolio, Inc., Class A (A)	2,728	599,887
Aware, Inc. (A)	2,160	3,413
BILL Holdings, Inc. (A)	1,679	77,049
Consensus Cloud Solutions, Inc. (A)	218	5,031
CyberArk Software, Ltd. (A)	2,252	761,176
Daily Journal Corp. (A)	41	16,306
DoubleVerify Holdings, Inc. (A)	1,162	15,536
E2open Parent Holdings, Inc. (A)	9,012	18,024
Intapp, Inc. (A)	18,319	1,069,463
LiveRamp Holdings, Inc. (A)	2,165	56,593
Logility Supply Chain Solutions, Inc.	1,000	14,260

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Mitek Systems, Inc. (A)	1,915	$15,799
N-able, Inc. (A)	4,131	29,289
NCino, Inc. (A)(C)	2,514	69,060
Olo, Inc., Class A (A)	5,945	35,908
ON24, Inc. (A)	2,666	13,863
OneSpan, Inc.	1,151	17,553
Sapiens International Corp. NV	400	10,836
SolarWinds Corp.	7,299	134,521
The Descartes Systems Group, Inc. (A)	7,498	756,023
Verint Systems, Inc. (A)	1,067	19,046
Xperi, Inc. (A)	1,943	15,000
		4,220,886
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	13,224
Corsair Gaming, Inc. (A)	3,313	29,353
Diebold Nixdorf, Inc. (A)	963	42,102
Eastman Kodak Company (A)	2,273	14,365
Xerox Holdings Corp. (C)	12,185	58,854
		157,898
		14,888,783
Materials – 5.7%
Chemicals – 3.1%
AdvanSix, Inc.	2,405	54,473
Alto Ingredients, Inc. (A)	3,300	3,762
American Vanguard Corp.	2,933	12,905
Ashland, Inc.	3,606	213,800
Avient Corp.	20,829	774,006
Balchem Corp.	4,264	707,824
Cabot Corp.	984	81,810
Celanese Corp.	1,716	97,417
CF Industries Holdings, Inc.	1,835	143,405
Core Molding Technologies, Inc. (A)	1,000	15,200
Eastman Chemical Company	3,428	302,041
Ecovyst, Inc. (A)	9,373	58,113
FMC Corp.	870	36,705
HB Fuller Company	1,708	95,853
Huntsman Corp.	13,005	205,349
Innospec, Inc.	1,705	161,549
Intrepid Potash, Inc. (A)	1,117	32,829
Koppers Holdings, Inc.	1,694	47,432
Kronos Worldwide, Inc.	3,820	28,574
LSB Industries, Inc. (A)	3,748	24,699
Mativ Holdings, Inc.	4,760	29,655
Minerals Technologies, Inc.	2,720	172,910
Olin Corp.	5,905	143,137
Orion SA	2,110	27,282
Perimeter Solutions, Inc. (A)	4,158	41,871
Quaker Chemical Corp.	3,831	473,550
Rayonier Advanced Materials, Inc. (A)	4,555	26,191
Sensient Technologies Corp.	756	56,269
Stepan Company	1,504	82,780
The Mosaic Company	14,532	392,509
Tronox Holdings PLC	11,977	84,318
Westlake Corp.	1,702	170,251
		4,798,469
Containers and packaging – 0.6%
Graphic Packaging Holding Company	7,519	195,193
Greif, Inc., Class A	1,784	98,102
Greif, Inc., Class B	913	54,123
Myers Industries, Inc.	2,350	28,036
O-I Glass, Inc. (A)	7,974	91,462
Pactiv Evergreen, Inc.	3,483	62,729
Ranpak Holdings Corp. (A)	1,842	9,984
Silgan Holdings, Inc.	3,085	157,705
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sonoco Products Company	3,387	$160,002
TriMas Corp.	2,295	53,772
		911,108
Metals and mining – 1.9%
Alcoa Corp.	8,882	270,901
Alpha Metallurgical Resources, Inc. (A)	1,017	127,379
Ampco-Pittsburgh Corp. (A)	1,644	3,567
Ascent Industries Company (A)	2,209	27,966
Century Aluminum Company (A)	2,768	51,374
Cleveland-Cliffs, Inc. (A)	29,634	243,591
Coeur Mining, Inc. (A)	26,119	154,624
Commercial Metals Company	8,423	387,542
Compass Minerals International, Inc. (A)	1,647	15,301
Friedman Industries, Inc.	1,511	22,499
Hecla Mining Company	42,155	234,382
Kaiser Aluminum Corp.	259	15,701
Materion Corp.	1,521	124,114
McEwen Mining, Inc. (A)	1,289	9,732
Metallus, Inc. (A)	3,682	49,192
Nexa Resources SA (A)	900	5,580
Olympic Steel, Inc.	1,438	45,326
Radius Recycling, Inc.	3,077	88,864
Ramaco Resources, Inc., Class A	2,141	17,620
Ramaco Resources, Inc., Class B	62	441
Ryerson Holding Corp.	2,583	59,306
SunCoke Energy, Inc.	6,433	59,184
Tredegar Corp. (A)	1,654	12,736
U.S. Steel Corp.	13,527	571,651
Warrior Met Coal, Inc.	3,460	165,111
Worthington Steel, Inc.	3,451	87,414
		2,851,098
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	40,516
Magnera Corp. (A)	2,360	42,858
Mercer International, Inc.	7,458	45,867
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	823	55,199
		195,148
		8,755,823
Real estate – 1.6%
Hotel and resort REITs – 0.3%
Ryman Hospitality Properties, Inc.	5,758	526,512
Industrial REITs – 0.4%
STAG Industrial, Inc.	15,892	574,019
Real estate management and development – 0.9%
Anywhere Real Estate, Inc. (A)	9,125	30,386
Cushman & Wakefield PLC (A)	14,309	146,238
Douglas Elliman, Inc. (A)	6,219	10,697
Five Point Holdings LLC, Class A (A)	2,659	14,199
Forestar Group, Inc. (A)	2,613	55,239
FRP Holdings, Inc. (A)	1,862	53,197
Howard Hughes Holdings, Inc. (A)	3,339	247,353
Jones Lang LaSalle, Inc. (A)	1,564	387,731
Kennedy-Wilson Holdings, Inc.	9,598	83,311
Marcus & Millichap, Inc.	2,712	93,428
Newmark Group, Inc., Class A	7,419	90,289
Opendoor Technologies, Inc. (A)	10,840	11,057
Rafael Holdings, Inc., Class B (A)	500	935
RE/MAX Holdings, Inc., Class A (A)	2,193	18,355
Seaport Entertainment Group, Inc. (A)	841	18,056
Stratus Properties, Inc. (A)	1,025	18,194
Tejon Ranch Company (A)	2,396	37,977

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The RMR Group, Inc., Class A	440	$7,326
		1,323,968
		2,424,499
Utilities – 0.3%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	15,050
Gas utilities – 0.1%
MDU Resources Group, Inc.	8,560	144,750
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	6,293	31,150
Brookfield Renewable Corp.	1,081	30,182
Montauk Renewables, Inc. (A)	2,000	4,180
Ormat Technologies, Inc.	2,451	173,457
		238,969
		398,769
TOTAL COMMON STOCKS (Cost $141,978,215)		$153,052,944
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 4.2232% (D)(E)	101,163	1,011,923
State Street Institutional Treasury Money Market Fund, Premier Class, 4.2326% (D)	848,424	848,424
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (D)	273,847	273,847
TOTAL SHORT-TERM INVESTMENTS (Cost $2,134,236)		$2,134,194
Total Investments (Small Cap Opportunities Trust) (Cost $144,112,451) – 100.5%		$155,187,138
Other assets and liabilities, net – (0.5%)		(696,683)
TOTAL NET ASSETS – 100.0%		$154,490,455
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $1,043,041. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $80,093 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 2.8%
Interactive media and services – 1.7%
CarGurus, Inc. (A)	85,174	$2,481,119
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Ziff Davis, Inc. (A)	52,818	$1,984,900
		4,466,019
Media – 1.1%
Criteo SA, ADR (A)	81,055	2,870,158
		7,336,177
Consumer discretionary – 9.7%
Automobile components – 0.6%
Visteon Corp. (A)	19,161	1,487,277
Broadline retail – 1.7%
Global-e Online, Ltd. (A)	28,888	1,029,857
Ollie's Bargain Outlet Holdings, Inc. (A)	29,410	3,422,148
		4,452,005
Diversified consumer services – 1.9%
H&R Block, Inc.	34,538	1,896,482
Stride, Inc. (A)	24,856	3,144,284
		5,040,766
Hotels, restaurants and leisure – 2.2%
Genius Sports, Ltd. (A)	411,112	4,115,231
Sweetgreen, Inc., Class A (A)	43,171	1,080,138
Wingstop, Inc.	3,034	684,410
		5,879,779
Household durables – 2.1%
Champion Homes, Inc. (A)	57,131	5,413,734
Specialty retail – 1.2%
Boot Barn Holdings, Inc. (A)	28,950	3,110,099
		25,383,660
Consumer staples – 3.1%
Consumer staples distribution and retail – 1.5%
Maplebear, Inc. (A)	25,809	1,029,521
Sprouts Farmers Market, Inc. (A)	19,341	2,952,210
		3,981,731
Food products – 0.3%
Freshpet, Inc. (A)	9,832	817,727
Personal care products – 1.3%
BellRing Brands, Inc. (A)	43,119	3,210,641
		8,010,099
Energy – 3.4%
Energy equipment and services – 1.4%
Aris Water Solutions, Inc., Class A	43,420	1,391,177
Cactus, Inc., Class A	49,248	2,257,036
		3,648,213
Oil, gas and consumable fuels – 2.0%
Viper Energy, Inc.	115,104	5,196,946
		8,845,159
Financials – 7.8%
Banks – 1.1%
Cadence Bank	97,136	2,949,049
Capital markets – 3.9%
Evercore, Inc., Class A	8,001	1,597,960
Hamilton Lane, Inc., Class A	26,681	3,966,664
PJT Partners, Inc., Class A	33,533	4,623,530
		10,188,154
Financial services – 1.2%
HA Sustainable Infrastructure Capital, Inc.	109,041	3,188,359
Insurance – 1.6%
SiriusPoint, Ltd. (A)	246,589	4,263,524
		20,589,086

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 26.4%
Biotechnology – 13.1%
Akero Therapeutics, Inc. (A)	28,760	$1,164,205
Amicus Therapeutics, Inc. (A)	140,769	1,148,675
Apellis Pharmaceuticals, Inc. (A)	21,420	468,455
Apogee Therapeutics, Inc. (A)	28,083	1,049,181
Avidity Biosciences, Inc. (A)	51,534	1,521,284
Biohaven, Ltd. (A)	27,264	655,427
Blueprint Medicines Corp. (A)	23,173	2,051,042
Celldex Therapeutics, Inc. (A)	59,309	1,076,458
Crinetics Pharmaceuticals, Inc. (A)	54,917	1,841,916
Cytokinetics, Inc. (A)	32,998	1,326,190
Disc Medicine, Inc. (A)	27,959	1,387,885
Geron Corp. (A)	318,190	505,922
Insmed, Inc. (A)	44,844	3,421,149
Janux Therapeutics, Inc. (A)	13,779	372,033
Kymera Therapeutics, Inc. (A)	22,919	627,293
Merus NV (A)	30,765	1,294,899
Nurix Therapeutics, Inc. (A)	47,499	564,288
Nuvalent, Inc., Class A (A)	21,963	1,557,616
Protagonist Therapeutics, Inc. (A)	31,358	1,516,473
Prothena Corp. PLC (A)	17,004	210,425
PTC Therapeutics, Inc. (A)	35,658	1,817,132
REVOLUTION Medicines, Inc. (A)	65,237	2,306,780
Rocket Pharmaceuticals, Inc. (A)	94,920	633,116
Scholar Rock Holding Corp. (A)	34,068	1,095,286
Soleno Therapeutics, Inc. (A)	11,454	818,388
Vaxcyte, Inc. (A)	38,616	1,458,140
Vericel Corp. (A)	58,104	2,592,600
		34,482,258
Health care equipment and supplies – 4.8%
Glaukos Corp. (A)	34,890	3,433,874
Inspire Medical Systems, Inc. (A)	15,574	2,480,627
PROCEPT BioRobotics Corp. (A)	86,473	5,037,917
TransMedics Group, Inc. (A)(B)	24,713	1,662,691
		12,615,109
Health care providers and services – 6.1%
Acadia Healthcare Company, Inc. (A)	33,624	1,019,480
Alignment Healthcare, Inc. (A)	278,106	5,178,334
GeneDx Holdings Corp. (A)	40,349	3,573,509
HealthEquity, Inc. (A)	43,373	3,832,872
Hims & Hers Health, Inc. (A)	75,148	2,220,623
PACS Group, Inc. (A)	12,493	140,421
		15,965,239
Pharmaceuticals – 2.4%
Axsome Therapeutics, Inc. (A)	4,696	547,694
Intra-Cellular Therapies, Inc. (A)	20,129	2,655,418
Structure Therapeutics, Inc., ADR (A)	25,741	445,577
Verona Pharma PLC, ADR (A)	41,077	2,607,979
		6,256,668
		69,319,274
Industrials – 25.0%
Aerospace and defense – 1.7%
Archer Aviation, Inc., Class A (A)(B)	237,528	1,688,824
Curtiss-Wright Corp.	8,444	2,679,028
		4,367,852
Building products – 4.4%
The AZEK Company, Inc. (A)	142,787	6,980,856
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	141,332	$4,661,129
		11,641,985
Commercial services and supplies – 2.0%
Casella Waste Systems, Inc., Class A (A)	47,604	5,308,322
Construction and engineering – 2.3%
Ameresco, Inc., Class A (A)	109,646	1,324,524
Comfort Systems USA, Inc.	3,902	1,257,732
Fluor Corp. (A)	95,595	3,424,213
		6,006,469
Electrical equipment – 2.7%
Acuity, Inc.	14,932	3,932,342
NEXTracker, Inc., Class A (A)	62,515	2,634,382
Shoals Technologies Group, Inc., Class A (A)	167,273	555,346
		7,122,070
Professional services – 6.1%
ExlService Holdings, Inc. (A)	155,133	7,323,829
TriNet Group, Inc.	25,624	2,030,446
Verra Mobility Corp. (A)	288,605	6,496,499
		15,850,774
Trading companies and distributors – 5.8%
Applied Industrial Technologies, Inc.	39,450	8,889,663
FTAI Aviation, Ltd.	26,881	2,984,597
Rush Enterprises, Inc., Class A	63,921	3,414,021
		15,288,281
		65,585,753
Information technology – 15.0%
Communications equipment – 0.4%
Calix, Inc. (A)	32,512	1,152,225
Electronic equipment, instruments and components – 2.3%
Ingram Micro Holding Corp. (B)	80,419	1,426,633
Novanta, Inc. (A)	21,816	2,789,612
PAR Technology Corp. (A)	29,767	1,825,908
		6,042,153
Semiconductors and semiconductor equipment – 3.3%
Credo Technology Group Holding, Ltd. (A)	30,252	1,214,920
MKS Instruments, Inc.	20,411	1,635,942
SiTime Corp. (A)	19,202	2,935,410
Synaptics, Inc. (A)	26,041	1,659,333
Universal Display Corp.	7,948	1,108,587
		8,554,192
Software – 9.0%
Agilysys, Inc. (A)	22,275	1,615,829
AvePoint, Inc. (A)	322,833	4,661,709
Clearwater Analytics Holdings, Inc., Class A (A)	162,462	4,353,982
CyberArk Software, Ltd. (A)	17,575	5,940,350
DoubleVerify Holdings, Inc. (A)	60,064	803,056
Freshworks, Inc., Class A (A)	78,840	1,112,432
Intapp, Inc. (A)	25,540	1,491,025
Jamf Holding Corp. (A)	201,388	2,446,859
Sprout Social, Inc., Class A (A)	55,489	1,220,203
		23,645,445
		39,394,015
Materials – 2.2%
Chemicals – 2.2%
Cabot Corp.	70,915	5,895,873

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 3.2%
Health care REITs – 0.4%
American Healthcare REIT, Inc.	35,538	$1,076,801
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	42,913	3,923,965
Retail REITs – 1.3%
Phillips Edison & Company, Inc.	58,030	2,117,515
The Macerich Company	77,534	1,331,259
		3,448,774
		8,449,540
TOTAL COMMON STOCKS (Cost $246,687,066)		$258,808,636
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.2232% (C)(D)	249,408	2,494,805
Repurchase agreement – 2.9%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-25 at 4.360% to be repurchased at $7,600,920 on 4-1-25, collateralized by $8,274,200 U.S. Treasury Bonds, 4.125% due 8-15-44 (valued at $7,752,047)	$7,600,000	7,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,094,830)		$10,094,805
Total Investments (Small Cap Stock Trust) (Cost $256,781,896) – 102.4%		$268,903,441
Other assets and liabilities, net – (2.4%)		(6,417,725)
TOTAL NET ASSETS – 100.0%		$262,485,716
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,432,099.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 11.0%
Automobile components – 4.0%
Patrick Industries, Inc.	47,533	$4,019,390
The Goodyear Tire & Rubber Company (A)	738,553	6,824,230
Visteon Corp. (A)	68,566	5,322,093
		16,165,713
Hotels, restaurants and leisure – 1.2%
Wyndham Hotels & Resorts, Inc. (B)	52,742	4,773,678
Household durables – 2.6%
Century Communities, Inc.	74,704	5,012,638
Sonos, Inc. (A)	212,990	2,272,603
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tri Pointe Homes, Inc. (A)	104,417	$3,332,991
		10,618,232
Leisure products – 1.0%
Malibu Boats, Inc., Class A (A)	132,757	4,072,985
Textiles, apparel and luxury goods – 2.2%
Oxford Industries, Inc.	88,586	5,197,341
Steven Madden, Ltd.	138,451	3,688,335
		8,885,676
		44,516,284
Consumer staples – 2.4%
Consumer staples distribution and retail – 0.8%
Grocery Outlet Holding Corp. (A)	234,167	3,273,655
Household products – 1.6%
Spectrum Brands Holdings, Inc.	88,021	6,297,903
		9,571,558
Energy – 6.3%
Energy equipment and services – 0.9%
Atlas Energy Solutions, Inc. (B)	193,251	3,447,598
Oil, gas and consumable fuels – 5.4%
Chord Energy Corp.	38,488	4,338,367
Gulfport Energy Corp. (A)	37,373	6,881,864
Matador Resources Company	66,271	3,385,785
Sitio Royalties Corp., Class A	371,800	7,387,665
		21,993,681
		25,441,279
Financials – 27.1%
Banks – 20.1%
1st Source Corp.	103,057	6,163,839
Banc of California, Inc.	406,314	5,765,596
Bank OZK	193,838	8,422,261
Cadence Bank	222,988	6,769,916
Enterprise Financial Services Corp.	125,109	6,723,358
First Bancorp (Puerto Rico)	259,915	4,982,571
First Busey Corp.	346,757	7,489,951
First Interstate BancSystem, Inc., Class A	176,470	5,055,866
Hancock Whitney Corp.	155,007	8,130,117
National Bank Holdings Corp., Class A	181,135	6,932,036
Seacoast Banking Corp. of Florida	296,077	7,618,061
Synovus Financial Corp.	165,760	7,747,622
		81,801,194
Consumer finance – 1.5%
Bread Financial Holdings, Inc.	125,938	6,306,975
Financial services – 1.7%
HA Sustainable Infrastructure Capital, Inc.	231,616	6,772,452
Insurance – 3.8%
Assured Guaranty, Ltd.	43,346	3,818,783
Fidelis Insurance Holdings, Ltd.	364,164	5,899,457
Kemper Corp.	84,558	5,652,702
		15,370,942
		110,251,563
Health care – 2.1%
Health care equipment and supplies – 2.1%
Haemonetics Corp. (A)	86,389	5,490,021
ICU Medical, Inc. (A)	22,118	3,071,305
		8,561,326

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 19.8%
Building products – 1.9%
American Woodmark Corp. (A)	39,463	$2,321,608
Gibraltar Industries, Inc. (A)	93,663	5,494,272
		7,815,880
Commercial services and supplies – 2.3%
Brady Corp., Class A	78,135	5,519,456
Vestis Corp.	375,103	3,713,520
		9,232,976
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	145,098	4,040,979
Ground transportation – 1.6%
Ryder System, Inc.	46,986	6,757,057
Machinery – 5.8%
Alamo Group, Inc.	29,570	5,269,670
JBT Marel Corp.	48,066	5,873,665
Kennametal, Inc.	272,856	5,811,833
The Middleby Corp. (A)	43,565	6,621,009
		23,576,177
Professional services – 4.9%
Huron Consulting Group, Inc. (A)	31,942	4,582,080
ICF International, Inc.	44,338	3,767,400
Maximus, Inc.	48,561	3,311,375
Science Applications International Corp.	35,659	4,003,436
Verra Mobility Corp. (A)	186,380	4,195,414
		19,859,705
Trading companies and distributors – 2.3%
Air Lease Corp.	193,111	9,329,192
		80,611,966
Information technology – 8.5%
Electronic equipment, instruments and components – 7.2%
Belden, Inc.	51,381	5,150,945
Crane NXT Company	95,682	4,918,055
CTS Corp.	85,437	3,549,907
ePlus, Inc. (A)	80,662	4,922,802
Ingram Micro Holding Corp. (B)	240,722	4,270,408
Knowles Corp. (A)	419,028	6,369,226
		29,181,343
Software – 1.3%
Progress Software Corp.	105,023	5,409,735
		34,591,078
Materials – 5.5%
Chemicals – 4.1%
Axalta Coating Systems, Ltd. (A)	221,337	7,341,748
Element Solutions, Inc.	219,383	4,960,250
HB Fuller Company	80,151	4,498,074
		16,800,072
Containers and packaging – 1.4%
TriMas Corp.	242,058	5,671,419
		22,471,491
Real estate – 10.4%
Health care REITs – 1.6%
Sabra Health Care REIT, Inc.	374,345	6,539,807
Hotel and resort REITs – 1.6%
DiamondRock Hospitality Company	823,100	6,354,332
Industrial REITs – 0.9%
LXP Industrial Trust	396,718	3,431,611
Residential REITs – 2.7%
Centerspace	91,934	5,952,727
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	244,510	$5,190,947
		11,143,674
Retail REITs – 1.7%
Phillips Edison & Company, Inc.	184,100	6,717,809
Specialized REITs – 1.9%
PotlatchDeltic Corp.	174,248	7,862,070
		42,049,303
Utilities – 4.6%
Electric utilities – 2.5%
IDACORP, Inc.	61,655	7,165,544
TXNM Energy, Inc.	61,151	3,270,355
		10,435,899
Gas utilities – 2.1%
ONE Gas, Inc.	111,202	8,405,759
		18,841,658
TOTAL COMMON STOCKS (Cost $387,445,918)		$396,907,506
EXCHANGE-TRADED FUNDS – 1.5%
Vanguard Small-Cap ETF	27,363	6,067,745
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,191,168)		$6,067,745
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 1.9%
John Hancock Collateral Trust, 4.2232% (C)(D)	776,078	7,763,029
Repurchase agreement – 0.4%
Bank of America Tri-Party Repurchase Agreement dated 3-31-25 at 4.380% to be repurchased at $1,600,195 on 4-1-25, collateralized by $1,390,242 Federal Home Loan Mortgage Corp., 4.987% - 6.000% due 12-1-27 to 2-1-54 (valued at $1,402,497), $265,881 Federal National Mortgage Association, 2.500% - 7.500% due 11-1-31 to 4-1-52 (valued at $223,964) and $5,346 Government National Mortgage Association, 6.000% - 7.000% due 8-15-28 to 5-20-41 (valued at $5,541)	$1,600,000	1,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,363,206)		$9,363,029
Total Investments (Small Cap Value Trust) (Cost $403,000,292) – 101.5%		$412,338,280
Other assets and liabilities, net – (1.5%)		(6,128,599)
TOTAL NET ASSETS – 100.0%		$406,209,681
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $7,591,994.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 1.7%
Entertainment – 0.9%
Liberty Media Corp.-Liberty Live, Series C (A)	8,876	$604,811
Madison Square Garden Sports Corp. (A)	2,339	455,450
		1,060,261
Media – 0.8%
The New York Times Company, Class A	18,938	939,325
		1,999,586
Consumer discretionary – 8.8%
Automobile components – 0.8%
Dorman Products, Inc. (A)	4,237	510,728
Visteon Corp. (A)	5,125	397,803
		908,531
Broadline retail – 0.2%
Savers Value Village, Inc. (A)	28,485	196,547
Distributors – 0.2%
Pool Corp.	783	249,268
Diversified consumer services – 0.9%
Strategic Education, Inc.	13,219	1,109,867
Hotels, restaurants and leisure – 1.4%
Dutch Bros, Inc., Class A (A)	7,364	454,653
Marriott Vacations Worldwide Corp.	6,253	401,693
Papa John's International, Inc.	11,200	460,096
Wyndham Hotels & Resorts, Inc.	3,366	304,657
		1,621,099
Household durables – 1.2%
Champion Homes, Inc. (A)	5,558	526,676
Meritage Homes Corp.	8,494	602,055
Taylor Morrison Home Corp. (A)	3,742	224,670
		1,353,401
Leisure products – 0.5%
Peloton Interactive, Inc., Class A (A)	99,961	631,754
Specialty retail – 2.6%
Abercrombie & Fitch Company, Class A (A)	1,888	144,187
Asbury Automotive Group, Inc. (A)	2,613	577,055
Boot Barn Holdings, Inc. (A)	2,065	221,843
Carvana Company (A)	4,837	1,011,320
Chewy, Inc., Class A (A)	7,302	237,388
Monro, Inc.	18,524	268,042
Urban Outfitters, Inc. (A)	7,781	407,724
Victoria's Secret & Company (A)	13,271	246,575
		3,114,134
Textiles, apparel and luxury goods – 1.0%
Figs, Inc., Class A (A)	74,680	342,781
Kontoor Brands, Inc.	2,133	136,789
Steven Madden, Ltd.	13,037	347,306
Under Armour, Inc., Class A (A)	23,300	145,625
VF Corp.	9,932	154,145
		1,126,646
		10,311,247
Consumer staples – 2.4%
Food products – 1.6%
Nomad Foods, Ltd.	48,373	950,529
Post Holdings, Inc. (A)	7,504	873,165
		1,823,694
Personal care products – 0.8%
BellRing Brands, Inc. (A)	13,382	996,424
		2,820,118
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 7.4%
Energy equipment and services – 2.8%
Cactus, Inc., Class A	12,523	$573,929
Enerflex, Ltd.	84,272	651,423
Expro Group Holdings NV (A)	39,757	395,185
Kodiak Gas Services, Inc.	4,033	150,431
Liberty Energy, Inc.	17,755	281,062
TechnipFMC PLC	41,485	1,314,660
		3,366,690
Oil, gas and consumable fuels – 4.6%
Expand Energy Corp.	10,028	1,116,317
Magnolia Oil & Gas Corp., Class A	28,886	729,660
Matador Resources Company	25,364	1,295,847
PBF Energy, Inc., Class A	10,853	207,184
Permian Resources Corp.	57,613	797,940
Range Resources Corp.	31,171	1,244,658
		5,391,606
		8,758,296
Financials – 28.9%
Banks – 19.6%
Banc of California, Inc.	55,589	788,808
BankUnited, Inc.	21,558	742,458
Cathay General Bancorp	15,261	656,681
Coastal Financial Corp. (A)	10,888	984,384
Columbia Banking System, Inc.	61,975	1,545,657
Eastern Bankshares, Inc.	68,203	1,118,529
FB Financial Corp.	26,678	1,236,792
Flagstar Financial, Inc.	48,485	563,396
HarborOne Bancorp, Inc.	42,055	436,110
Home BancShares, Inc.	42,087	1,189,799
Live Oak Bancshares, Inc.	30,142	803,586
National Bank Holdings Corp., Class A	21,176	810,406
Pinnacle Financial Partners, Inc.	21,491	2,278,901
Popular, Inc.	10,319	953,166
Preferred Bank	8,685	726,587
Prosperity Bancshares, Inc.	11,161	796,561
Southern First Bancshares, Inc. (A)	7,336	241,501
SouthState Corp.	14,128	1,311,361
Synovus Financial Corp.	8,631	403,413
Texas Capital Bancshares, Inc. (A)	15,207	1,135,963
Towne Bank	32,230	1,101,944
Webster Financial Corp.	21,672	1,117,192
Western Alliance Bancorp	13,955	1,072,163
WSFS Financial Corp.	19,562	1,014,681
		23,030,039
Capital markets – 1.6%
Houlihan Lokey, Inc.	9,455	1,526,983
StepStone Group, Inc., Class A	7,706	402,484
		1,929,467
Consumer finance – 0.3%
PRA Group, Inc. (A)	15,447	318,517
Financial services – 3.4%
HA Sustainable Infrastructure Capital, Inc.	35,123	1,026,997
Marqeta, Inc., Class A (A)	85,000	350,200
PennyMac Financial Services, Inc.	19,414	1,943,536
Walker & Dunlop, Inc.	8,611	735,035
		4,055,768
Insurance – 3.5%
Goosehead Insurance, Inc., Class A	4,100	484,046
Oscar Health, Inc., Class A (A)	32,986	432,446
Primerica, Inc.	1,485	422,527
RLI Corp.	3,934	316,018

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Root, Inc., Class A (A)	2,819	$376,167
Ryan Specialty Holdings, Inc.	16,327	1,206,075
The Baldwin Insurance Group, Inc. (A)	8,925	398,858
The Hanover Insurance Group, Inc.	2,793	485,842
		4,121,979
Mortgage real estate investment trusts – 0.5%
PennyMac Mortgage Investment Trust	41,690	610,759
		34,066,529
Health care – 7.9%
Biotechnology – 2.6%
Apellis Pharmaceuticals, Inc. (A)	4,912	107,425
Arrowhead Pharmaceuticals, Inc. (A)	8,000	101,920
Ascendis Pharma A/S, ADR (A)	1,589	247,662
Black Diamond Therapeutics, Inc. (A)	45,300	70,215
Blueprint Medicines Corp. (A)	1,589	140,642
Crinetics Pharmaceuticals, Inc. (A)	6,068	203,521
CRISPR Therapeutics AG (A)(B)	2,826	96,169
Cytokinetics, Inc. (A)	16,482	662,412
Immatics NV (A)	43,982	198,359
Immunocore Holdings PLC, ADR (A)(B)	14,876	441,371
Ionis Pharmaceuticals, Inc. (A)	10,824	326,560
Iovance Biotherapeutics, Inc. (A)	18,500	61,605
Metsera, Inc. (A)(B)	3,330	90,643
Verve Therapeutics, Inc. (A)	17,499	79,970
Xenon Pharmaceuticals, Inc. (A)	5,100	171,105
		2,999,579
Health care equipment and supplies – 1.6%
Avanos Medical, Inc. (A)	28,563	409,308
Lantheus Holdings, Inc. (A)	6,093	594,677
Neogen Corp. (A)	26,030	225,680
QuidelOrtho Corp. (A)	18,887	660,478
		1,890,143
Health care providers and services – 2.5%
Alignment Healthcare, Inc. (A)	33,805	629,449
BrightSpring Health Services, Inc. (A)(B)	20,285	366,956
Concentra Group Holdings Parent, Inc.	37,161	806,394
Select Medical Holdings Corp.	33,393	557,663
The Ensign Group, Inc.	4,696	607,662
		2,968,124
Health care technology – 0.5%
Doximity, Inc., Class A (A)	9,973	578,733
Life sciences tools and services – 0.3%
Sotera Health Company (A)	30,909	360,399
Pharmaceuticals – 0.4%
Elanco Animal Health, Inc. (A)	45,182	474,411
		9,271,389
Industrials – 12.5%
Aerospace and defense – 1.2%
Karman Holdings, Inc. (A)	4,463	149,153
Leonardo DRS, Inc.	15,689	515,854
Moog, Inc., Class A	4,248	736,391
		1,401,398
Building products – 1.1%
UFP Industries, Inc.	6,177	661,186
Zurn Elkay Water Solutions Corp.	18,484	609,602
		1,270,788
Commercial services and supplies – 2.2%
Brady Corp., Class A	9,177	648,263
Casella Waste Systems, Inc., Class A (A)	6,891	768,415
MSA Safety, Inc.	2,535	371,859
UniFirst Corp.	1,464	254,736
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	4,258	$510,917
		2,554,190
Construction and engineering – 1.1%
Arcosa, Inc.	5,610	432,643
Valmont Industries, Inc.	1,746	498,256
WillScot Holdings Corp.	13,073	363,429
		1,294,328
Electrical equipment – 0.3%
NEXTracker, Inc., Class A (A)	8,154	343,610
Ground transportation – 0.7%
Landstar System, Inc.	5,181	778,186
Machinery – 3.3%
Crane Company	3,557	544,861
Enpro, Inc.	1,905	308,210
Esab Corp.	8,407	979,416
ESCO Technologies, Inc.	3,190	507,593
JBT Marel Corp.	4,030	492,466
RBC Bearings, Inc. (A)	2,569	826,627
The Shyft Group, Inc.	28,300	228,947
		3,888,120
Passenger airlines – 0.4%
Allegiant Travel Company	9,680	499,972
Professional services – 1.5%
First Advantage Corp. (A)	8,656	121,963
FTI Consulting, Inc. (A)	3,575	586,586
UL Solutions, Inc., Class A	11,973	675,277
Upwork, Inc. (A)	32,647	426,043
		1,809,869
Trading companies and distributors – 0.7%
Air Lease Corp.	8,300	400,973
Herc Holdings, Inc.	3,604	483,909
		884,882
		14,725,343
Information technology – 5.8%
Communications equipment – 0.7%
Viavi Solutions, Inc. (A)	76,546	856,550
Electronic equipment, instruments and components – 1.5%
Littelfuse, Inc.	2,771	545,167
Mirion Technologies, Inc. (A)	56,620	820,990
PAR Technology Corp. (A)	7,146	438,336
		1,804,493
IT services – 0.5%
ASGN, Inc. (A)	2,100	132,342
Endava PLC, ADR (A)	19,448	379,430
		511,772
Semiconductors and semiconductor equipment – 1.3%
Allegro MicroSystems, Inc. (A)	10,926	274,570
Entegris, Inc.	1,708	149,416
Lattice Semiconductor Corp. (A)	9,268	486,107
MACOM Technology Solutions Holdings, Inc. (A)	6,199	622,256
		1,532,349
Software – 1.8%
Alarm.com Holdings, Inc. (A)	4,000	222,600
Aurora Innovation, Inc. (A)	42,445	285,443
Intapp, Inc. (A)	6,021	351,506
JFrog, Ltd. (A)	7,082	226,624
NCino, Inc. (A)	16,324	448,420
Similarweb Ltd. (A)	11,565	95,643

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workiva, Inc. (A)	6,109	$463,734
		2,093,970
		6,799,134
Materials – 4.3%
Chemicals – 1.6%
Cabot Corp.	4,840	402,398
Element Solutions, Inc.	34,677	784,047
HB Fuller Company	6,421	360,347
Quaker Chemical Corp.	3,073	379,854
		1,926,646
Construction materials – 0.3%
Knife River Corp. (A)	4,018	362,464
Metals and mining – 2.2%
Constellium SE (A)	73,553	742,150
Hudbay Minerals, Inc.	48,900	371,151
Reliance, Inc.	3,483	1,005,716
Warrior Met Coal, Inc.	8,500	405,620
		2,524,637
Paper and forest products – 0.2%
West Fraser Timber Company, Ltd. (B)	3,620	278,523
		5,092,270
Real estate – 11.1%
Diversified REITs – 1.1%
Essential Properties Realty Trust, Inc.	37,970	1,239,341
Hotel and resort REITs – 1.3%
Apple Hospitality REIT, Inc.	80,662	1,041,346
Ryman Hospitality Properties, Inc.	5,424	495,971
		1,537,317
Industrial REITs – 1.9%
EastGroup Properties, Inc.	5,515	971,467
Terreno Realty Corp.	19,621	1,240,440
		2,211,907
Office REITs – 1.3%
Highwoods Properties, Inc.	24,796	734,953
Kilroy Realty Corp.	24,376	798,558
		1,533,511
Real estate management and development – 0.6%
FirstService Corp.	3,591	595,926
Opendoor Technologies, Inc. (A)(B)	128,361	130,928
		726,854
Residential REITs – 1.6%
Independence Realty Trust, Inc.	56,006	1,189,007
UMH Properties, Inc.	40,313	753,853
		1,942,860
Retail REITs – 2.0%
Curbline Properties Corp.	26,289	635,931
NETSTREIT Corp.	45,565	722,205
Saul Centers, Inc.	12,428	448,278
The Macerich Company	33,062	567,675
		2,374,089
Specialized REITs – 1.3%
CubeSmart	20,680	883,243
Safehold, Inc.	31,490	589,493
		1,472,736
		13,038,615
Utilities – 5.9%
Electric utilities – 3.2%
Hawaiian Electric Industries, Inc. (A)	39,200	429,240
IDACORP, Inc.	7,633	887,107
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
MGE Energy, Inc.	6,577	$611,398
OGE Energy Corp.	16,772	770,841
TXNM Energy, Inc.	20,850	1,115,058
		3,813,644
Gas utilities – 1.8%
Chesapeake Utilities Corp.	8,352	1,072,647
ONE Gas, Inc.	14,165	1,070,732
		2,143,379
Water utilities – 0.9%
California Water Service Group	21,150	1,024,929
		6,981,952
TOTAL COMMON STOCKS (Cost $99,067,502)		$113,864,479
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 4.2232% (C)(D)	103,908	1,039,384
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2644% (C)	435,373	435,373
T. Rowe Price Government Reserve Fund, 4.3810% (C)	3,349,741	3,349,741
TOTAL SHORT-TERM INVESTMENTS (Cost $4,824,522)		$4,824,498
Total Investments (Small Company Value Trust) (Cost $103,892,024) – 100.8%		$118,688,977
Other assets and liabilities, net – (0.8%)		(970,902)
TOTAL NET ASSETS – 100.0%		$117,718,075
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $1,014,431.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 6.6%
Diversified telecommunication services – 1.1%
Anterix, Inc. (A)	1,553	$56,840
AST SpaceMobile, Inc. (A)(B)	19,069	433,629
AT&T, Inc.	519,859	14,701,613
ATN International, Inc.	1,569	31,866
Bandwidth, Inc., Class A (A)	3,564	46,688
BT Group PLC	828,990	1,778,148
Cellnex Telecom SA (A)(C)	67,869	2,412,657
Cogent Communications Holdings, Inc.	6,280	385,027
Deutsche Telekom AG	447,099	16,506,880
Elisa OYJ	18,219	888,376
Frontier Communications Parent, Inc. (A)	36,015	1,291,498
Globalstar, Inc. (A)	6,972	145,436
HKT Trust & HKT, Ltd.	485,444	648,515
IDT Corp., Class B	2,173	111,497
Infrastrutture Wireless Italiane SpA (C)	41,779	442,394
Iridium Communications, Inc.	17,687	483,209

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Koninklijke KPN NV	498,133	$2,109,919
Liberty Latin America, Ltd., Class A (A)	5,242	33,182
Liberty Latin America, Ltd., Class C (A)	18,181	112,904
Lumen Technologies, Inc. (A)	143,939	564,241
Nippon Telegraph & Telephone Corp.	3,827,513	3,699,182
Orange SA	238,509	3,089,677
Shenandoah Telecommunications Company	7,200	90,504
Singapore Telecommunications, Ltd.	721,412	1,829,754
Singapore Telecommunications, Ltd.	258,829	660,357
Swisscom AG	3,318	1,912,003
Telecom Italia SpA (A)	1,276,334	431,144
Telefonica SA	508,404	2,396,301
Telenor ASA	78,872	1,126,999
Telia Company AB	302,196	1,089,671
Telstra Group, Ltd.	518,000	1,368,445
Verizon Communications, Inc.	304,991	13,834,392
		74,712,948
Entertainment – 1.3%
AMC Entertainment Holdings, Inc., Class A (A)	61,155	175,515
Atlanta Braves Holdings, Inc., Series A (A)	1,852	81,247
Atlanta Braves Holdings, Inc., Series C (A)	7,040	281,670
Bollore SE	91,337	535,088
Capcom Company, Ltd.	44,378	1,095,318
Cinemark Holdings, Inc.	15,666	389,927
CTS Eventim AG & Company KGaA	7,993	801,875
Electronic Arts, Inc.	17,292	2,499,040
Eventbrite, Inc., Class A (A)	11,954	25,223
IMAX Corp. (A)	6,195	163,238
Konami Group Corp.	12,867	1,519,365
Lions Gate Entertainment Corp., Class A (A)	8,020	70,977
Lions Gate Entertainment Corp., Class B (A)	18,826	149,102
Live Nation Entertainment, Inc. (A)	11,361	1,483,519
Madison Square Garden Entertainment Corp. (A)	5,646	184,850
Netflix, Inc. (A)	30,970	28,880,454
Nexon Company, Ltd.	43,160	591,134
Nintendo Company, Ltd.	141,396	9,611,775
Reservoir Media, Inc. (A)	3,126	23,851
Sea, Ltd., ADR (A)	46,914	6,121,808
Sphere Entertainment Company (A)	3,899	127,575
Spotify Technology SA (A)	19,730	10,852,092
Take-Two Interactive Software, Inc. (A)	11,834	2,452,597
The Marcus Corp.	3,458	57,714
The Walt Disney Company	130,511	12,881,436
TKO Group Holdings, Inc.	4,807	734,558
Toho Company, Ltd.	14,333	712,203
Universal Music Group NV	105,440	2,911,514
Vivid Seats, Inc., Class A (A)	11,461	33,925
Warner Brothers Discovery, Inc. (A)	161,740	1,735,470
Warner Music Group Corp., Class A	23,560	738,606
		87,922,666
Interactive media and services – 3.3%
Alphabet, Inc., Class A	422,197	65,288,544
Alphabet, Inc., Class C	342,221	53,465,187
Auto Trader Group PLC (C)	113,783	1,100,237
Bumble, Inc., Class A (A)	14,070	61,064
CarGurus, Inc. (A)	12,230	356,260
Cars.com, Inc. (A)	9,302	104,834
carsales.com, Ltd.	48,379	964,222
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
EverQuote, Inc., Class A (A)	3,583	$93,839
FuboTV, Inc. (A)	42,886	125,227
Getty Images Holdings, Inc. (A)(B)	15,160	26,227
Grindr, Inc. (A)	3,539	63,348
LY Corp.	366,418	1,240,749
Match Group, Inc. (A)	18,192	567,590
MediaAlpha, Inc., Class A (A)	4,400	40,656
Meta Platforms, Inc., Class A	158,514	91,361,129
Nextdoor Holdings, Inc. (A)	25,618	39,196
Outbrain, Inc. (A)	5,826	21,731
QuinStreet, Inc. (A)	7,714	137,618
REA Group, Ltd.	6,769	939,162
Scout24 SE (C)	9,607	1,006,068
Shutterstock, Inc.	3,445	64,180
TrueCar, Inc. (A)	12,656	19,996
Vimeo, Inc. (A)	20,831	109,571
Webtoon Entertainment, Inc. (A)	2,372	18,193
Yelp, Inc. (A)	8,963	331,900
Ziff Davis, Inc. (A)	6,241	234,537
ZipRecruiter, Inc., Class A (A)	10,451	61,556
ZoomInfo Technologies, Inc. (A)	44,082	440,820
		218,283,641
Media – 0.4%
Advantage Solutions, Inc. (A)	15,735	23,760
AMC Networks, Inc., Class A (A)	4,605	31,682
Boston Omaha Corp., Class A (A)	3,788	55,229
Cable One, Inc.	803	213,413
Cardlytics, Inc. (A)	6,302	11,470
Charter Communications, Inc., Class A (A)	7,006	2,581,921
Clear Channel Outdoor Holdings, Inc. (A)	53,076	58,914
Comcast Corp., Class A	272,882	10,069,346
Dentsu Group, Inc.	25,535	563,930
EchoStar Corp., Class A (A)	37,065	948,123
Entravision Communications Corp., Class A	10,914	22,919
Fox Corp., Class A	16,024	906,958
Fox Corp., Class B	9,557	503,749
Gambling.com Group, Ltd. (A)	2,598	32,787
Gannett Company, Inc. (A)	20,600	59,534
Gray Media, Inc.	12,771	55,171
Ibotta, Inc., Class A (A)(B)	2,090	88,198
iHeartMedia, Inc., Class A (A)	15,635	25,798
Informa PLC	170,391	1,708,493
Integral Ad Science Holding Corp. (A)	10,716	86,371
John Wiley & Sons, Inc., Class A	5,570	248,199
Magnite, Inc. (A)	17,970	205,038
National CineMedia, Inc. (A)	10,063	58,768
News Corp., Class A	27,458	747,407
News Corp., Class B	8,108	246,240
Nexstar Media Group, Inc.	4,739	849,324
Omnicom Group, Inc.	14,134	1,171,850
Paramount Global, Class B (B)	43,105	515,536
Publicis Groupe SA	29,317	2,766,018
PubMatic, Inc., Class A (A)	6,103	55,781
Scholastic Corp.	3,397	64,135
Sinclair, Inc.	4,757	75,779
Stagwell, Inc. (A)	12,563	76,006
TechTarget, Inc. (A)	3,836	56,811
TEGNA, Inc.	23,255	423,706
The EW Scripps Company, Class A (A)	9,798	29,002
The Interpublic Group of Companies, Inc.	26,989	733,021
The New York Times Company, Class A	26,517	1,315,243

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Thryv Holdings, Inc. (A)	4,823	$61,783
WideOpenWest, Inc. (A)	7,533	37,288
WPP PLC	138,183	1,050,056
		28,834,757
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)(B)	9,537	82,209
KDDI Corp. (B)	393,054	6,208,546
SoftBank Corp.	3,665,494	5,113,274
SoftBank Group Corp.	122,389	6,260,185
Spok Holdings, Inc.	2,729	44,865
Tele2 AB, B Shares	70,018	943,366
Telephone & Data Systems, Inc.	14,048	544,220
T-Mobile US, Inc.	34,715	9,258,838
Vodafone Group PLC	2,604,687	2,447,415
		30,902,918
		440,656,930
Consumer discretionary – 10.0%
Automobile components – 0.3%
Adient PLC (A)	12,443	160,017
Aisin Corp.	67,358	735,744
American Axle & Manufacturing Holdings, Inc. (A)	16,290	66,300
Aptiv PLC (A)	17,029	1,013,226
Autoliv, Inc.	11,618	1,027,612
Bridgestone Corp.	73,134	2,937,999
Cie Generale des Etablissements Michelin SCA	85,879	3,018,351
Continental AG	14,090	993,624
Cooper-Standard Holdings, Inc. (A)	2,585	39,602
Dana, Inc.	18,661	248,751
Denso Corp.	242,363	3,006,894
Dorman Products, Inc. (A)	3,681	443,708
Fox Factory Holding Corp. (A)	6,136	143,214
Gentex Corp.	36,959	861,145
Gentherm, Inc. (A)	4,436	118,619
LCI Industries	3,538	309,327
Lear Corp.	8,716	768,926
Luminar Technologies, Inc. (A)(B)	3,490	18,811
Modine Manufacturing Company (A)	7,345	563,729
Patrick Industries, Inc.	4,624	391,005
PHINIA, Inc.	5,939	251,992
Solid Power, Inc. (A)(B)	23,599	24,779
Standard Motor Products, Inc.	3,072	76,585
Stoneridge, Inc. (A)	4,737	21,743
Sumitomo Electric Industries, Ltd.	91,526	1,527,561
The Goodyear Tire & Rubber Company (A)	86,777	801,819
Visteon Corp. (A)	8,346	647,817
XPEL, Inc. (A)	3,685	108,265
		20,327,165
Automobiles – 1.7%
Bayerische Motoren Werke AG	37,133	2,994,304
Ferrari NV	16,146	6,895,315
Ford Motor Company	282,809	2,836,574
General Motors Company	71,757	3,374,732
Harley-Davidson, Inc.	18,622	470,206
Honda Motor Company, Ltd. (B)	574,866	5,202,291
Isuzu Motors, Ltd.	72,134	980,848
Mercedes-Benz Group AG	92,503	5,464,306
Nissan Motor Company, Ltd. (A)	285,434	732,045
Renault SA	24,622	1,247,264
Stellantis NV	259,670	2,912,477
Subaru Corp. (B)	75,118	1,345,299
Suzuki Motor Corp. (B)	201,314	2,471,153
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Tesla, Inc. (A)	202,634	$52,514,627
Thor Industries, Inc.	8,649	655,681
Toyota Motor Corp. (B)	1,213,904	21,458,544
Winnebago Industries, Inc.	4,071	140,287
Yamaha Motor Company, Ltd.	118,318	947,291
		112,643,244
Broadline retail – 2.3%
Amazon.com, Inc. (A)	682,732	129,896,590
eBay, Inc.	34,704	2,350,502
Global-e Online, Ltd. (A)	12,834	457,532
Groupon, Inc. (A)(B)	3,369	63,236
Macy's, Inc.	45,118	566,682
Next PLC	15,051	2,168,476
Nordstrom, Inc.	15,824	386,897
Ollie's Bargain Outlet Holdings, Inc. (A)	9,958	1,158,713
Pan Pacific International Holdings Corp.	48,810	1,340,730
Prosus NV (A)	175,227	8,140,894
Rakuten Group, Inc. (A)	193,101	1,107,813
Savers Value Village, Inc. (A)	3,649	25,178
Wesfarmers, Ltd.	145,353	6,589,426
		154,252,669
Distributors – 0.1%
A-Mark Precious Metals, Inc.	2,543	64,516
D'ieteren Group	2,752	474,062
Genuine Parts Company	10,073	1,200,097
GigaCloud Technology, Inc., Class A (A)(B)	3,399	48,266
LKQ Corp.	18,835	801,241
Pool Corp.	2,757	877,691
Weyco Group, Inc.	903	27,523
		3,493,396
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	5,310	534,398
American Public Education, Inc. (A)	2,256	50,354
Carriage Services, Inc.	1,968	76,260
Chegg, Inc. (A)	15,547	9,938
Coursera, Inc. (A)	19,996	133,173
Duolingo, Inc. (A)	6,159	1,912,616
European Wax Center, Inc., Class A (A)	5,151	20,346
frontdoor, Inc. (A)	10,869	417,587
Graham Holdings Company, Class B	1,000	960,860
Grand Canyon Education, Inc. (A)	4,671	808,176
H&R Block, Inc.	21,751	1,194,347
KinderCare Learning Cos, Inc. (A)	4,469	51,796
Laureate Education, Inc. (A)	18,516	378,652
Lincoln Educational Services Corp. (A)	3,714	58,941
Mister Car Wash, Inc. (A)	13,605	107,343
Nerdy, Inc. (A)(B)	8,783	12,472
OneSpaWorld Holdings, Ltd.	14,423	242,162
Pearson PLC	76,808	1,215,060
Perdoceo Education Corp.	9,305	234,300
Service Corp. International	23,435	1,879,487
Strategic Education, Inc.	3,149	264,390
Stride, Inc. (A)	6,055	765,958
Udemy, Inc. (A)	13,274	103,006
Universal Technical Institute, Inc. (A)	6,738	173,032
		11,604,654
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	7,832	77,693
Accor SA	24,969	1,138,717
Airbnb, Inc., Class A (A)	31,362	3,746,505
Amadeus IT Group SA	57,704	4,419,144
Aramark	43,081	1,487,156
Aristocrat Leisure, Ltd.	72,319	2,924,806

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Biglari Holdings, Inc., Class B (A)	117	$25,335
BJ's Restaurants, Inc. (A)	2,703	92,605
Bloomin' Brands, Inc.	11,039	79,150
Booking Holdings, Inc.	2,398	11,047,370
Boyd Gaming Corp.	10,773	709,187
Brinker International, Inc. (A)	6,244	930,668
Caesars Entertainment, Inc. (A)	15,395	384,875
Carnival Corp. (A)	75,259	1,469,808
Cava Group, Inc. (A)	13,500	1,166,535
Chipotle Mexican Grill, Inc. (A)	97,301	4,885,483
Choice Hotels International, Inc. (B)	3,630	481,991
Churchill Downs, Inc.	11,944	1,326,620
Compass Group PLC	217,423	7,191,542
Cracker Barrel Old Country Store, Inc.	3,144	122,050
Darden Restaurants, Inc.	8,513	1,768,661
Dave & Buster's Entertainment, Inc. (A)	4,637	81,472
Delivery Hero SE (A)(C)	24,130	578,580
Denny's Corp. (A)	7,834	28,751
Despegar.com Corp. (A)	10,344	194,364
Dine Brands Global, Inc.	2,154	50,124
Domino's Pizza, Inc.	2,502	1,149,544
DoorDash, Inc., Class A (A)	24,552	4,487,369
El Pollo Loco Holdings, Inc. (A)	3,510	36,153
Entain PLC	77,794	587,767
Everi Holdings, Inc. (A)	11,729	160,335
Evolution AB (C)	20,350	1,516,261
Expedia Group, Inc.	8,899	1,495,922
FDJ UNITED (C)	13,052	410,695
First Watch Restaurant Group, Inc. (A)	6,216	103,496
Full House Resorts, Inc. (A)	5,741	23,997
Galaxy Entertainment Group, Ltd.	280,189	1,094,974
Genting Singapore, Ltd.	774,574	429,804
Global Business Travel Group I (A)	18,037	130,949
Golden Entertainment, Inc.	2,878	75,950
Hilton Grand Vacations, Inc. (A)	20,257	757,814
Hilton Worldwide Holdings, Inc.	17,359	3,950,040
Hyatt Hotels Corp., Class A	6,930	848,925
Inspired Entertainment, Inc. (A)	3,555	30,360
InterContinental Hotels Group PLC	20,298	2,185,489
International Game Technology PLC	16,205	263,493
Jack in the Box, Inc. (B)	2,819	76,649
Krispy Kreme, Inc.	12,501	61,505
Kura Sushi USA, Inc., Class A (A)	869	44,493
Las Vegas Sands Corp.	25,214	974,017
Life Time Group Holdings, Inc. (A)	11,895	359,229
Light & Wonder, Inc. (A)	14,351	1,242,940
Lindblad Expeditions Holdings, Inc. (A)	5,300	49,131
Marriott International, Inc., Class A	16,430	3,913,626
Marriott Vacations Worldwide Corp.	5,219	335,269
McDonald's Corp.	51,920	16,218,250
MGM Resorts International (A)	16,395	485,948
Monarch Casino & Resort, Inc.	1,786	138,862
Nathan's Famous, Inc.	395	38,068
Norwegian Cruise Line Holdings, Ltd. (A)	31,857	604,009
Oriental Land Company, Ltd.	138,371	2,728,776
Papa John's International, Inc.	4,754	195,294
Planet Fitness, Inc., Class A (A)	13,680	1,321,625
PlayAGS, Inc. (A)	5,696	68,979
Portillo's, Inc., Class A (A)(B)	7,792	92,647
Potbelly Corp. (A)	3,888	36,975
RCI Hospitality Holdings, Inc.	1,214	52,129
Red Rock Resorts, Inc., Class A	6,959	301,812
Royal Caribbean Cruises, Ltd.	17,922	3,681,896
Rush Street Interactive, Inc. (A)	10,788	115,647
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Sabre Corp. (A)	54,837	$154,092
Sands China, Ltd. (A)	310,999	623,890
Shake Shack, Inc., Class A (A)	5,404	476,471
Six Flags Entertainment Corp.	13,143	468,811
Sodexo SA	11,332	727,561
Starbucks Corp.	82,123	8,055,445
Super Group SGHC, Ltd.	21,378	137,674
Sweetgreen, Inc., Class A (A)	14,264	356,885
Target Hospitality Corp. (A)	4,859	31,972
Texas Roadhouse, Inc.	10,841	1,806,436
The Cheesecake Factory, Inc. (B)	6,761	328,990
The Lottery Corp., Ltd.	285,095	853,006
The Wendy's Company	27,824	407,065
Travel + Leisure Company	11,116	514,560
United Parks & Resorts, Inc. (A)	4,576	208,025
Vail Resorts, Inc.	6,084	973,562
Whitbread PLC	22,598	719,881
Wingstop, Inc.	4,747	1,070,828
Wyndham Hotels & Resorts, Inc.	12,634	1,143,503
Wynn Resorts, Ltd.	6,702	559,617
Xponential Fitness, Inc., Class A (A)	3,554	29,605
Yum! Brands, Inc.	20,219	3,181,662
Zensho Holdings Company, Ltd.	12,353	666,128
		122,781,974
Household durables – 0.8%
Barratt Redrow PLC	176,571	971,290
Beazer Homes USA, Inc. (A)	4,084	83,273
Cavco Industries, Inc. (A)	1,162	603,810
Century Communities, Inc.	3,961	265,783
Champion Homes, Inc. (A)	7,663	726,146
Cricut, Inc., Class A	7,228	37,224
D.R. Horton, Inc.	20,542	2,611,504
Dream Finders Homes, Inc., Class A (A)	4,087	92,203
Ethan Allen Interiors, Inc.	3,339	92,490
Flexsteel Industries, Inc.	697	25,447
Garmin, Ltd.	11,130	2,416,657
GoPro, Inc., Class A (A)	22,566	14,959
Green Brick Partners, Inc. (A)	4,435	258,605
Hamilton Beach Brands Holding Company, Class A	1,279	24,851
Hamilton Beach Brands Holding Company, Class B	853	16,574
Helen of Troy, Ltd. (A)	3,273	175,073
Hooker Furnishings Corp.	1,868	18,755
Hovnanian Enterprises, Inc., Class A (A)	713	74,658
Installed Building Products, Inc.	3,417	585,879
iRobot Corp. (A)	4,550	12,285
KB Home	20,471	1,189,775
Landsea Homes Corp. (A)	3,124	20,056
La-Z-Boy, Inc.	6,032	235,791
Legacy Housing Corp. (A)	1,769	44,614
Lennar Corp., Class A	16,724	1,919,581
LGI Homes, Inc. (A)	3,021	200,806
M/I Homes, Inc. (A)	3,775	431,030
Meritage Homes Corp.	10,196	722,692
Mohawk Industries, Inc. (A)	3,796	433,427
NVR, Inc. (A)	212	1,535,811
Panasonic Holdings Corp.	298,670	3,562,983
PulteGroup, Inc.	14,858	1,527,402
Sekisui House, Ltd.	76,431	1,710,688
Somnigroup International, Inc.	31,075	1,860,771
Sonos, Inc. (A)	17,272	184,292
Sony Group Corp.	787,727	19,931,848
Taylor Morrison Home Corp. (A)	31,184	1,872,287
The Lovesac Company (A)	2,071	37,651

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Toll Brothers, Inc.	16,233	$1,714,042
TopBuild Corp. (A)	4,765	1,453,087
Tri Pointe Homes, Inc. (A)	13,012	415,343
Whirlpool Corp.	9,000	811,170
		50,922,613
Leisure products – 0.1%
Acushnet Holdings Corp.	4,042	277,524
AMMO, Inc. (A)	19,313	26,652
Bandai Namco Holdings, Inc.	76,085	2,552,458
Brunswick Corp.	10,723	577,434
Escalade, Inc.	1,796	27,479
Funko, Inc., Class A (A)	4,596	31,529
Hasbro, Inc.	9,500	584,155
JAKKS Pacific, Inc.	1,214	29,949
Johnson Outdoors, Inc., Class A	868	21,561
Latham Group, Inc. (A)	6,012	38,657
Malibu Boats, Inc., Class A (A)	2,920	89,586
MasterCraft Boat Holdings, Inc. (A)	2,616	45,048
Mattel, Inc. (A)	54,748	1,063,754
Peloton Interactive, Inc., Class A (A)	50,260	317,643
Polaris, Inc.	8,519	348,768
Shimano, Inc.	9,703	1,362,427
Smith & Wesson Brands, Inc.	6,683	62,286
Sturm Ruger & Company, Inc.	2,383	93,628
Topgolf Callaway Brands Corp. (A)	20,479	134,957
YETI Holdings, Inc. (A)	13,785	456,284
		8,141,779
Specialty retail – 1.6%
1-800-Flowers.com, Inc., Class A (A)	3,729	22,001
Abercrombie & Fitch Company, Class A (A)	15,336	1,171,210
Academy Sports & Outdoors, Inc.	9,759	445,108
American Eagle Outfitters, Inc.	25,298	293,963
America's Car-Mart, Inc. (A)	960	43,574
Arhaus, Inc. (A)	7,495	65,207
Arko Corp.	12,163	48,044
Asbury Automotive Group, Inc. (A)	2,787	615,481
AutoNation, Inc. (A)	4,189	678,283
AutoZone, Inc. (A)	1,206	4,598,213
Avolta AG (A)	11,260	493,239
BARK, Inc. (A)	19,438	27,019
Bath & Body Works, Inc.	35,196	1,067,143
Best Buy Company, Inc.	14,157	1,042,097
Beyond, Inc. (A)	7,193	41,719
Boot Barn Holdings, Inc. (A)	4,226	453,999
Build-A-Bear Workshop, Inc.	1,787	66,423
Burlington Stores, Inc. (A)	10,207	2,432,634
Caleres, Inc.	4,887	84,203
Camping World Holdings, Inc., Class A	8,118	131,187
CarMax, Inc. (A)	11,225	874,652
Chewy, Inc., Class A (A)	26,919	875,137
Citi Trends, Inc. (A)	1,050	23,242
Designer Brands, Inc., Class A (B)	6,208	22,659
Destination XL Group, Inc. (A)	8,760	12,790
Dick's Sporting Goods, Inc.	9,410	1,896,680
EVgo, Inc. (A)	14,755	39,248
Fast Retailing Company, Ltd.	24,456	7,280,338
Five Below, Inc. (A)	8,939	669,755
Floor & Decor Holdings, Inc., Class A (A)	17,426	1,402,270
Foot Locker, Inc. (A)	11,946	168,439
GameStop Corp., Class A (A)(B)	66,073	1,474,749
Genesco, Inc. (A)	1,541	32,715
Group 1 Automotive, Inc.	1,876	716,538
Haverty Furniture Companies, Inc.	2,149	42,378
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hennes & Mauritz AB, B Shares (B)	72,557	$957,032
Industria de Diseno Textil SA	139,724	6,957,118
JD Sports Fashion PLC	331,950	293,522
Jjill, Inc.	888	17,343
Kingfisher PLC	232,240	765,000
Lands' End, Inc. (A)	2,047	20,838
Leslie's, Inc. (A)	26,473	19,471
Lithia Motors, Inc.	4,329	1,270,735
Lowe's Companies, Inc.	40,780	9,511,119
MarineMax, Inc. (A)	3,125	67,188
Monro, Inc.	4,378	63,350
Murphy USA, Inc.	2,960	1,390,638
National Vision Holdings, Inc. (A)	11,343	144,964
Nitori Holdings Company, Ltd.	10,261	1,003,929
OneWater Marine, Inc., Class A (A)	1,902	30,774
O'Reilly Automotive, Inc. (A)	4,183	5,992,482
Penske Automotive Group, Inc.	3,038	437,411
Petco Health & Wellness Company, Inc. (A)	12,275	37,439
Revolve Group, Inc. (A)	5,506	118,324
RH (A)	2,449	574,070
Ross Stores, Inc.	24,037	3,071,688
Sally Beauty Holdings, Inc. (A)	14,538	131,278
Shoe Carnival, Inc.	2,614	57,482
Signet Jewelers, Ltd.	5,989	347,721
Sleep Number Corp. (A)	3,175	20,130
Sonic Automotive, Inc., Class A	2,116	120,527
Stitch Fix, Inc., Class A (A)	13,676	44,447
The Buckle, Inc.	4,400	168,608
The Gap, Inc.	36,158	745,216
The Home Depot, Inc.	71,965	26,374,453
The ODP Corp. (A)	4,717	67,595
The RealReal, Inc. (A)	13,963	75,261
The TJX Companies, Inc.	81,125	9,881,025
ThredUp, Inc., Class A (A)	12,536	30,212
Tile Shop Holdings, Inc. (A)	5,150	33,372
Tractor Supply Company	38,703	2,132,535
Ulta Beauty, Inc. (A)	3,414	1,251,368
Upbound Group, Inc.	7,583	181,689
Urban Outfitters, Inc. (A)	9,013	472,281
Valvoline, Inc. (A)	20,655	719,001
Victoria's Secret & Company (A)	11,180	207,724
Warby Parker, Inc., Class A (A)	12,622	230,099
Williams-Sonoma, Inc.	8,882	1,404,244
Winmark Corp.	413	131,280
Zalando SE (A)(C)	28,736	996,717
ZOZO, Inc.	51,957	497,634
Zumiez, Inc. (A)	2,426	36,123
		108,454,794
Textiles, apparel and luxury goods – 1.1%
adidas AG	21,903	5,166,050
Asics Corp.	82,689	1,753,632
Capri Holdings, Ltd. (A)	19,161	378,047
Cie Financiere Richemont SA, A Shares	68,859	12,020,426
Columbia Sportswear Company	5,205	393,966
Crocs, Inc. (A)	9,109	967,376
Deckers Outdoor Corp. (A)	11,007	1,230,693
Figs, Inc., Class A (A)	18,954	86,999
G-III Apparel Group, Ltd. (A)	5,563	152,148
Hanesbrands, Inc. (A)	50,473	291,229
Hermes International SCA	4,057	10,674,446
Kering SA	9,535	1,983,663
Kontoor Brands, Inc.	7,823	501,689
Lululemon Athletica, Inc. (A)	8,184	2,316,563
LVMH Moet Hennessy Louis Vuitton SE	35,249	21,828,935

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Moncler SpA	29,920	$1,842,984
Movado Group, Inc.	2,158	36,082
NIKE, Inc., Class B	85,279	5,413,511
Oxford Industries, Inc.	2,115	124,087
Pandora A/S	10,503	1,609,702
Puma SE	13,422	327,393
PVH Corp.	9,041	584,410
Ralph Lauren Corp.	2,914	643,236
Rocky Brands, Inc.	1,101	19,124
Skechers USA, Inc., Class A (A)	21,385	1,214,240
Steven Madden, Ltd.	10,287	274,046
Superior Group of Companies, Inc.	2,048	22,405
Tapestry, Inc.	14,841	1,044,955
The Swatch Group AG, Bearer Shares	3,706	639,087
Under Armour, Inc., Class A (A)	30,685	191,781
Under Armour, Inc., Class C (A)	20,814	123,843
VF Corp.	53,812	835,162
Wolverine World Wide, Inc.	11,356	157,962
		74,849,872
		667,472,160
Consumer staples – 6.3%
Beverages – 1.2%
Anheuser-Busch InBev SA/NV	115,101	7,076,572
Asahi Group Holdings, Ltd.	185,085	2,364,751
Brown-Forman Corp., Class B	13,194	447,804
Carlsberg A/S, Class B	12,236	1,548,805
Celsius Holdings, Inc. (A)	25,590	911,516
Coca-Cola Consolidated, Inc.	958	1,293,300
Coca-Cola Europacific Partners PLC	26,536	2,309,428
Coca-Cola HBC AG (A)	27,836	1,260,685
Constellation Brands, Inc., Class A	11,311	2,075,795
Davide Campari-Milano NV	78,856	463,510
Diageo PLC	285,019	7,448,294
Heineken Holding NV	16,602	1,201,548
Heineken NV	36,890	3,008,022
Keurig Dr. Pepper, Inc.	86,242	2,951,201
Kirin Holdings Company, Ltd.	99,513	1,378,868
MGP Ingredients, Inc.	2,108	61,933
Molson Coors Beverage Company, Class B	12,656	770,371
Monster Beverage Corp. (A)	50,732	2,968,837
National Beverage Corp.	3,396	141,070
PepsiCo, Inc.	99,402	14,904,336
Pernod Ricard SA	25,850	2,553,789
Primo Brands Corp.	27,988	993,294
Suntory Beverage & Food, Ltd.	17,811	587,615
The Boston Beer Company, Inc., Class A (A)	1,398	333,898
The Coca-Cola Company	279,887	20,045,507
The Vita Coco Company, Inc. (A)	5,620	172,253
Treasury Wine Estates, Ltd.	103,936	637,256
		79,910,258
Consumer staples distribution and retail – 1.7%
Aeon Company, Ltd.	83,763	2,100,770
Albertsons Companies, Inc., Class A	65,907	1,449,295
BJ's Wholesale Club Holdings, Inc. (A)	21,466	2,449,271
Carrefour SA	69,474	993,610
Casey's General Stores, Inc.	6,032	2,618,129
Coles Group, Ltd.	171,677	2,101,455
Costco Wholesale Corp.	32,101	30,360,484
Dollar General Corp.	15,933	1,400,989
Dollar Tree, Inc. (A)	14,642	1,099,175
Guardian Pharmacy Services, Inc., Class A (A)	1,345	28,595
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Ingles Markets, Inc., Class A	2,015	$131,237
J Sainsbury PLC	224,707	684,925
Jeronimo Martins SGPS SA	36,273	769,314
Kesko OYJ, B Shares	34,985	715,109
Kobe Bussan Company, Ltd.	19,275	448,768
Koninklijke Ahold Delhaize NV	117,906	4,404,382
Maplebear, Inc. (A)	26,301	1,049,147
Marks & Spencer Group PLC	262,778	1,213,206
MatsukiyoCocokara & Company	42,595	666,356
Natural Grocers by Vitamin Cottage, Inc.	1,372	55,154
Performance Food Group Company (A)	25,386	1,996,101
PriceSmart, Inc.	3,597	315,996
Seven & i Holdings Company, Ltd.	283,574	4,106,405
SpartanNash Company	4,779	96,823
Sprouts Farmers Market, Inc. (A)	30,545	4,662,389
Sysco Corp.	35,589	2,670,599
Target Corp.	33,376	3,483,119
Tesco PLC	863,439	3,714,758
The Andersons, Inc.	4,712	202,286
The Chefs' Warehouse, Inc. (A)	5,005	272,572
The Kroger Company	48,225	3,264,350
U.S. Foods Holding Corp. (A)	37,438	2,450,691
United Natural Foods, Inc. (A)	8,415	230,487
Village Super Market, Inc., Class A	1,263	48,007
Walgreens Boots Alliance, Inc.	51,992	580,751
Walmart, Inc.	313,679	27,537,879
Weis Markets, Inc.	2,383	183,610
Woolworths Group, Ltd.	156,473	2,905,286
		113,461,480
Food products – 1.3%
Ajinomoto Company, Inc.	117,198	2,320,252
Alico, Inc.	1,294	38,613
Archer-Daniels-Midland Company	34,642	1,663,162
Associated British Foods PLC	42,008	1,041,435
B&G Foods, Inc.	11,281	77,500
Barry Callebaut AG	457	605,257
Beyond Meat, Inc. (A)(B)	9,174	27,981
BRC, Inc., Class A (A)	8,466	17,694
Bunge Global SA	9,192	702,453
Calavo Growers, Inc.	2,416	57,960
Cal-Maine Foods, Inc.	5,802	527,402
Chocoladefabriken Lindt & Spruengli AG	14	1,837,162
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	120	1,622,332
Conagra Brands, Inc.	34,584	922,355
Danone SA	82,692	6,324,715
Darling Ingredients, Inc. (A)	25,846	807,429
Dole PLC	10,737	155,150
Flowers Foods, Inc.	31,828	605,050
Fresh Del Monte Produce, Inc.	4,908	151,314
General Mills, Inc.	40,223	2,404,933
Hormel Foods Corp.	21,056	651,473
Ingredion, Inc.	10,482	1,417,271
J&J Snack Foods Corp.	2,165	285,174
JDE Peet's NV	21,886	478,505
John B Sanfilippo & Son, Inc.	1,246	88,292
Kellanova	19,481	1,606,988
Kerry Group PLC, Class A	17,955	1,880,153
Kerry Group PLC, Class A (London Stock Exchange)	1,204	126,548
Kikkoman Corp.	86,921	838,499
Lamb Weston Holdings, Inc.	10,331	550,642
Lancaster Colony Corp.	5,905	1,033,375
Limoneira Company	2,496	44,229

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lotus Bakeries NV	52	$462,282
Mama's Creations, Inc. (A)	4,774	31,079
McCormick & Company, Inc.	18,271	1,503,886
MEIJI Holdings Company, Ltd.	30,725	665,592
Mission Produce, Inc. (A)	6,354	66,590
Mondelez International, Inc., Class A	93,729	6,359,513
Mowi ASA	59,613	1,105,069
Nestle SA	335,595	33,914,089
Nissin Foods Holdings Company, Ltd.	25,193	514,198
Orkla ASA	89,791	984,691
Pilgrim's Pride Corp. (A)	6,551	357,095
Post Holdings, Inc. (A)	7,435	865,137
Salmar ASA	8,457	406,584
Seneca Foods Corp., Class A (A)	649	57,787
SunOpta, Inc. (A)	13,576	65,979
The Campbell's Company	14,232	568,141
The Hain Celestial Group, Inc. (A)	12,983	53,879
The Hershey Company	10,704	1,830,705
The J.M. Smucker Company	7,710	912,941
The Kraft Heinz Company	61,628	1,875,340
The Simply Good Foods Company (A)	12,928	445,887
TreeHouse Foods, Inc. (A)	6,688	181,178
Tyson Foods, Inc., Class A	20,711	1,321,569
Utz Brands, Inc.	9,606	135,252
Vital Farms, Inc. (A)	4,743	144,519
Westrock Coffee Company (A)(B)	5,738	41,428
WH Group, Ltd. (C)	1,068,229	980,852
Wilmar International, Ltd.	246,063	610,148
WK Kellogg Company	9,314	185,628
Yakult Honsha Company, Ltd.	32,864	625,351
		88,183,687
Household products – 0.8%
Central Garden & Pet Company (A)	1,470	53,890
Central Garden & Pet Company, Class A (A)	7,369	241,187
Church & Dwight Company, Inc.	17,751	1,954,208
Colgate-Palmolive Company	58,424	5,474,329
Energizer Holdings, Inc.	10,200	305,184
Essity AB, B Shares (B)	78,167	2,220,819
Henkel AG & Company KGaA	13,310	958,930
Kimberly-Clark Corp.	24,161	3,436,177
Oil-Dri Corp. of America	1,448	66,492
Reckitt Benckiser Group PLC	87,864	5,941,402
The Clorox Company	8,968	1,320,538
The Procter & Gamble Company	169,745	28,927,943
Unicharm Corp.	143,140	1,140,079
WD-40 Company	1,939	473,116
		52,514,294
Personal care products – 0.6%
Beiersdorf AG	12,707	1,641,539
BellRing Brands, Inc. (A)	20,847	1,552,268
Coty, Inc., Class A (A)	59,516	325,553
e.l.f. Beauty, Inc. (A)	9,165	575,470
Edgewell Personal Care Company	6,764	211,104
Herbalife, Ltd. (A)	14,518	125,290
Interparfums, Inc.	2,601	296,176
Kao Corp.	59,677	2,583,221
Kenvue, Inc.	138,908	3,331,014
L'Oreal SA	30,798	11,447,391
Medifast, Inc. (A)	1,591	21,447
Nature's Sunshine Products, Inc. (A)	1,999	25,087
Nu Skin Enterprises, Inc., Class A	7,541	54,748
Olaplex Holdings, Inc. (A)	21,483	27,283
Shiseido Company, Ltd.	51,236	971,687
The Beauty Health Company (A)	12,501	16,751
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Estee Lauder Companies, Inc., Class A	16,912	$1,116,192
The Honest Company, Inc. (A)	11,650	54,755
Unilever PLC	317,399	18,938,251
USANA Health Sciences, Inc. (A)	1,686	45,471
		43,360,698
Tobacco – 0.7%
Altria Group, Inc.	122,790	7,369,856
British American Tobacco PLC	254,573	10,443,689
Imperial Brands PLC	101,572	3,758,352
Japan Tobacco, Inc.	153,708	4,224,837
Philip Morris International, Inc.	112,650	17,880,935
Turning Point Brands, Inc.	2,458	146,104
Universal Corp.	3,395	190,290
		44,014,063
		421,444,480
Energy – 3.6%
Energy equipment and services – 0.3%
Archrock, Inc.	23,651	620,602
Aris Water Solutions, Inc., Class A	3,846	123,226
Atlas Energy Solutions, Inc.	9,775	174,386
Baker Hughes Company	71,692	3,150,863
Borr Drilling, Ltd. (A)	33,810	74,044
Bristow Group, Inc. (A)	3,567	112,646
Cactus, Inc., Class A	9,493	435,064
ChampionX Corp.	58,056	1,730,069
Core Laboratories, Inc.	6,913	103,626
DMC Global, Inc. (A)	3,086	25,984
Expro Group Holdings NV (A)	13,645	135,631
Flowco Holdings, Inc., Class A (A)	2,087	53,532
Forum Energy Technologies, Inc. (A)	2,086	41,949
Geospace Technologies Corp. (A)	1,993	14,370
Halliburton Company	63,647	1,614,724
Helix Energy Solutions Group, Inc. (A)	20,427	169,748
Helmerich & Payne, Inc.	13,592	355,023
Innovex International, Inc. (A)	5,187	93,159
Kodiak Gas Services, Inc.	6,383	238,086
Liberty Energy, Inc.	22,480	355,858
Nabors Industries, Ltd. (A)	1,353	56,434
Natural Gas Services Group, Inc. (A)	1,626	35,723
Noble Corp. PLC	19,404	459,875
NOV, Inc.	61,886	941,905
NPK International, Inc. (A)	12,157	70,632
Oceaneering International, Inc. (A)	14,475	315,700
Oil States International, Inc. (A)	9,297	47,880
Patterson-UTI Energy, Inc.	56,157	461,611
ProFrac Holding Corp., Class A (A)(B)	3,734	28,341
ProPetro Holding Corp. (A)	13,025	95,734
Ranger Energy Services, Inc., Class A	2,431	34,496
RPC, Inc.	12,775	70,263
Schlumberger, Ltd.	100,618	4,205,832
SEACOR Marine Holdings, Inc. (A)	4,115	20,822
Seadrill, Ltd. (A)	9,793	244,825
Select Water Solutions, Inc.	13,113	137,687
Solaris Energy Infrastructure, Inc.	4,953	107,777
Tenaris SA	52,925	1,035,675
TETRA Technologies, Inc. (A)	18,329	61,585
Tidewater, Inc. (A)	6,963	294,326
Transocean, Ltd. (A)	105,344	333,940
Valaris, Ltd. (A)	19,377	760,741
Weatherford International PLC	11,838	633,925
		20,078,319
Oil, gas and consumable fuels – 3.3%
Aker BP ASA	40,478	959,695

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Amplify Energy Corp. (A)	5,736	$21,453
Antero Midstream Corp.	54,443	979,974
Antero Resources Corp. (A)	47,535	1,922,315
APA Corp.	26,804	563,420
Ardmore Shipping Corp.	5,831	57,085
Berry Corp.	11,452	36,761
BKV Corp. (A)	1,276	26,796
BP PLC	2,065,000	11,587,643
California Resources Corp.	9,875	434,204
Centrus Energy Corp., Class A (A)	2,079	129,335
Chevron Corp.	121,087	20,256,644
Chord Energy Corp.	9,934	1,119,760
Civitas Resources, Inc.	14,429	503,428
Clean Energy Fuels Corp. (A)	25,516	39,550
CNX Resources Corp. (A)	44,990	1,416,285
Comstock Resources, Inc. (A)	13,366	271,864
ConocoPhillips	92,249	9,687,990
Core Natural Resources, Inc.	7,438	573,470
Coterra Energy, Inc.	53,375	1,542,538
Crescent Energy Company, Class A	23,838	267,939
CVR Energy, Inc.	5,028	97,543
Delek US Holdings, Inc.	9,331	140,618
Devon Energy Corp.	47,593	1,779,978
DHT Holdings, Inc.	19,295	202,598
Diamondback Energy, Inc.	13,539	2,164,615
Diversified Energy Company PLC	6,862	92,774
Dorian LPG, Ltd.	5,112	114,202
DT Midstream, Inc.	16,466	1,588,640
Encore Energy Corp. (A)(B)	26,775	36,682
ENEOS Holdings, Inc.	349,629	1,843,946
Energy Fuels, Inc. (A)	27,207	101,482
Eni SpA	273,462	4,229,504
EOG Resources, Inc.	40,749	5,225,652
EQT Corp.	43,232	2,309,886
Equinor ASA	107,317	2,834,105
Evolution Petroleum Corp.	5,619	29,106
Excelerate Energy, Inc., Class A	2,460	70,553
Expand Energy Corp.	15,157	1,687,277
Exxon Mobil Corp.	315,041	37,467,826
FLEX LNG, Ltd. (New York Stock Exchange) (B)	4,310	99,087
FutureFuel Corp.	3,856	15,038
Galp Energia SGPS SA	53,445	936,356
Golar LNG, Ltd.	14,085	535,089
Granite Ridge Resources, Inc.	8,125	49,400
Green Plains, Inc. (A)	9,484	45,997
Gulfport Energy Corp. (A)	1,831	337,160
Hallador Energy Company (A)	3,749	46,038
Hess Corp.	20,025	3,198,593
HF Sinclair Corp.	25,990	854,551
HighPeak Energy, Inc. (B)	2,247	28,447
Idemitsu Kosan Company, Ltd.	115,949	820,141
Inpex Corp.	112,898	1,565,985
International Seaways, Inc.	5,751	190,933
Kinder Morgan, Inc.	140,035	3,995,199
Kinetik Holdings, Inc.	5,491	285,203
Kosmos Energy, Ltd. (A)	68,085	155,234
Magnolia Oil & Gas Corp., Class A	24,854	627,812
Marathon Petroleum Corp.	22,820	3,324,646
Matador Resources Company	18,857	963,404
Murphy Oil Corp.	42,000	1,192,800
NACCO Industries, Inc., Class A	776	26,174
Neste OYJ	54,190	501,216
NextDecade Corp. (A)	16,831	130,945
Nordic American Tankers, Ltd.	28,835	70,934
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Northern Oil and Gas, Inc.	14,023	$423,915
Occidental Petroleum Corp.	48,949	2,416,123
OMV AG	18,864	971,427
ONEOK, Inc.	44,809	4,445,949
Ovintiv, Inc.	42,304	1,810,611
Par Pacific Holdings, Inc. (A)	7,705	109,873
PBF Energy, Inc., Class A	30,294	578,312
Peabody Energy Corp.	17,914	242,735
Permian Resources Corp.	103,954	1,439,763
Phillips 66	29,922	3,694,769
PrimeEnergy Resources Corp. (A)	114	25,979
Range Resources Corp.	39,214	1,565,815
Repsol SA	148,252	1,968,419
REX American Resources Corp. (A)	2,244	84,307
Riley Exploration Permian, Inc.	1,655	48,276
Ring Energy, Inc. (A)	22,974	26,420
Sable Offshore Corp. (A)(B)	7,325	185,835
SandRidge Energy, Inc.	4,662	53,240
Santos, Ltd.	416,010	1,743,265
Scorpio Tankers, Inc.	6,273	235,739
SFL Corp., Ltd.	17,207	141,097
Shell PLC	780,749	28,419,488
Sitio Royalties Corp., Class A	11,928	237,009
SM Energy Company	16,145	483,543
Talos Energy, Inc. (A)	21,087	204,966
Targa Resources Corp.	15,799	3,167,226
Teekay Corp., Ltd.	7,654	50,287
Teekay Tankers, Ltd., Class A	3,377	129,238
Texas Pacific Land Corp.	1,365	1,808,611
The Williams Companies, Inc.	88,321	5,278,063
TotalEnergies SE	276,406	17,809,647
Uranium Energy Corp. (A)	57,064	272,766
Ur-Energy, Inc. (A)	50,893	34,307
VAALCO Energy, Inc.	15,227	57,254
Valero Energy Corp.	22,937	3,029,290
Viper Energy, Inc.	21,339	963,456
Vital Energy, Inc. (A)	4,083	86,641
Vitesse Energy, Inc.	3,675	90,368
W&T Offshore, Inc.	16,378	25,386
Woodside Energy Group, Ltd.	243,211	3,533,351
World Kinect Corp.	8,073	228,950
		222,533,234
		242,611,553
Financials – 17.5%
Banks – 7.0%
1st Source Corp.	2,576	154,071
ABN AMRO Bank NV (C)	58,689	1,236,658
ACNB Corp.	1,247	51,327
AIB Group PLC	268,423	1,733,801
Amalgamated Financial Corp.	2,616	75,210
Amerant Bancorp, Inc.	5,979	123,407
Ameris Bancorp	9,251	532,580
Ames National Corp.	1,471	25,772
ANZ Group Holdings, Ltd.	381,666	6,987,949
Arrow Financial Corp.	2,422	63,674
Associated Banc-Corp.	51,594	1,162,413
Atlantic Union Bankshares Corp.	12,744	396,848
Axos Financial, Inc. (A)	7,718	497,965
Banc of California, Inc.	19,699	279,529
BancFirst Corp.	2,867	314,997
Banco Bilbao Vizcaya Argentaria SA	738,217	10,074,867
Banco BPM SpA	164,968	1,678,720
Banco de Sabadell SA (B)	696,837	1,956,477
Banco Santander SA	1,940,876	13,075,505
Bank First Corp.	1,380	139,021

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank Hapoalim BM	161,241	$2,186,592
Bank Leumi Le-Israel BM	192,463	2,591,818
Bank of America Corp.	479,477	20,008,575
Bank of Hawaii Corp.	5,519	380,645
Bank of Ireland Group PLC	128,526	1,518,575
Bank of Marin Bancorp	2,492	54,998
Bank OZK	17,145	744,950
Bank7 Corp.	617	23,903
BankUnited, Inc.	10,463	360,346
Bankwell Financial Group, Inc.	964	29,094
Banner Corp.	4,787	305,267
Banque Cantonale Vaudoise	3,858	421,573
Bar Harbor Bankshares	2,313	68,234
Barclays PLC	1,847,001	6,944,782
BayCom Corp.	1,664	41,883
BCB Bancorp, Inc.	2,432	23,980
Berkshire Hills Bancorp, Inc.	6,220	162,280
Blue Foundry Bancorp (A)	3,513	32,320
BNP Paribas SA	130,361	10,895,484
BOC Hong Kong Holdings, Ltd.	473,991	1,919,152
BPER Banca SpA	127,468	1,000,584
Bridgewater Bancshares, Inc. (A)	2,939	40,823
Brookline Bancorp, Inc.	12,616	137,514
Burke & Herbert Financial Services Corp.	1,942	108,966
Business First Bancshares, Inc.	3,582	87,222
Byline Bancorp, Inc.	4,517	118,165
Cadence Bank	55,716	1,691,538
CaixaBank SA	505,469	3,937,467
California BanCorp (A)	3,339	47,848
Camden National Corp.	2,103	85,108
Capital Bancorp, Inc.	1,484	42,042
Capital City Bank Group, Inc.	2,125	76,415
Capitol Federal Financial, Inc.	18,313	102,553
Carter Bankshares, Inc. (A)	3,391	54,866
Cathay General Bancorp	9,748	419,456
Central Pacific Financial Corp.	3,803	102,833
Chemung Financial Corp.	469	22,310
ChoiceOne Financial Services, Inc.	1,228	35,330
Citigroup, Inc.	135,952	9,651,232
Citizens & Northern Corp.	2,477	49,837
Citizens Financial Group, Inc.	31,930	1,308,172
Citizens Financial Services, Inc.	685	39,764
City Holding Company	2,007	235,762
Civista Bancshares, Inc.	2,406	47,013
CNB Financial Corp.	3,228	71,823
Coastal Financial Corp. (A)	1,609	145,470
Colony Bankcorp, Inc.	2,531	40,876
Columbia Banking System, Inc.	34,051	849,232
Columbia Financial, Inc. (A)	4,414	66,210
Comerica, Inc.	21,355	1,261,226
Commerce Bancshares, Inc.	19,838	1,234,519
Commerzbank AG (B)	121,395	2,778,120
Commonwealth Bank of Australia	214,353	20,383,648
Community Financial System, Inc.	7,420	421,901
Community Trust Bancorp, Inc.	2,199	110,742
Community West Bancshares	2,493	46,071
Concordia Financial Group, Ltd.	134,603	893,633
ConnectOne Bancorp, Inc.	5,241	127,409
Credit Agricole SA	136,334	2,482,239
Cullen/Frost Bankers, Inc.	10,439	1,306,963
Customers Bancorp, Inc. (A)	4,166	209,133
CVB Financial Corp.	18,787	346,808
Danske Bank A/S	88,350	2,891,819
DBS Group Holdings, Ltd.	255,211	8,764,281
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Dime Community Bancshares, Inc.	5,124	$142,857
DNB Bank ASA	114,706	3,018,220
Eagle Bancorp, Inc.	4,266	89,586
East West Bancorp, Inc.	22,528	2,022,113
Eastern Bankshares, Inc.	27,243	446,785
Enterprise Bancorp, Inc.	1,493	58,122
Enterprise Financial Services Corp.	5,254	282,350
Equity Bancshares, Inc., Class A	2,088	82,267
Erste Group Bank AG	39,437	2,727,899
Esquire Financial Holdings, Inc.	1,011	76,209
ESSA Bancorp, Inc.	1,618	30,499
Farmers & Merchants Bancorp, Inc.	1,954	46,720
Farmers National Banc Corp.	5,369	70,065
FB Financial Corp.	5,184	240,330
Fidelity D&D Bancorp, Inc.	761	31,665
Fifth Third Bancorp	48,581	1,904,375
Financial Institutions, Inc.	2,223	55,486
FinecoBank SpA	78,263	1,550,122
First Bancorp (North Carolina)	5,742	230,484
First Bancorp (Puerto Rico)	22,711	435,370
First Bank	3,235	47,910
First Busey Corp.	12,328	266,285
First Business Financial Services, Inc.	1,151	54,270
First Commonwealth Financial Corp.	14,475	224,942
First Community Bankshares, Inc.	2,547	95,996
First Financial Bancorp	13,249	330,960
First Financial Bankshares, Inc.	39,435	1,416,505
First Financial Corp.	1,542	75,527
First Financial Northwest, Inc.	1,060	24,020
First Foundation, Inc.	9,134	47,405
First Horizon Corp.	85,153	1,653,671
First Internet Bancorp	1,148	30,743
First Interstate BancSystem, Inc., Class A	11,148	319,390
First Merchants Corp.	8,074	326,513
First Mid Bancshares, Inc.	3,284	114,612
First Western Financial, Inc. (A)	1,204	23,659
Five Star Bancorp	2,464	68,499
Flagstar Financial, Inc.	85,573	994,358
Flushing Financial Corp.	4,168	52,934
FNB Corp.	58,440	786,018
FS Bancorp, Inc.	960	36,490
Fulton Financial Corp.	25,224	456,302
FVCBankcorp, Inc. (A)	2,783	29,416
German American Bancorp, Inc.	4,202	157,575
Glacier Bancorp, Inc.	34,583	1,529,260
Great Southern Bancorp, Inc.	1,232	68,216
Greene County Bancorp, Inc.	1,072	25,846
Guaranty Bancshares, Inc.	1,244	49,797
Hancock Whitney Corp.	26,137	1,370,886
Hang Seng Bank, Ltd.	96,439	1,313,383
Hanmi Financial Corp.	4,331	98,140
HarborOne Bancorp, Inc.	5,795	60,094
HBT Financial, Inc.	1,990	44,596
Heritage Commerce Corp.	9,154	87,146
Heritage Financial Corp.	4,684	113,962
Hilltop Holdings, Inc.	6,752	205,598
Home Bancorp, Inc.	1,007	45,114
Home BancShares, Inc.	55,908	1,580,519
HomeStreet, Inc. (A)	2,811	33,001
HomeTrust Bancshares, Inc.	2,210	75,759
Hope Bancorp, Inc.	16,126	168,839
Horizon Bancorp, Inc.	6,480	97,718
HSBC Holdings PLC	2,289,359	25,953,255
Huntington Bancshares, Inc.	105,258	1,579,923

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Massachusetts)	5,967	$373,833
Independent Bank Corp. (Michigan)	2,832	87,197
ING Groep NV	403,149	7,898,212
International Bancshares Corp.	16,246	1,024,473
Intesa Sanpaolo SpA	1,938,394	9,989,833
Investar Holding Corp.	1,224	21,555
Israel Discount Bank, Ltd., Class A	157,910	1,100,020
Japan Post Bank Company, Ltd. (B)	185,351	1,881,976
John Marshall Bancorp, Inc.	1,961	32,396
JPMorgan Chase & Co.	202,435	49,657,306
KBC Group NV	29,416	2,681,078
Kearny Financial Corp.	8,208	51,382
KeyCorp	71,817	1,148,354
Lakeland Financial Corp.	3,564	211,844
LCNB Corp.	2,212	32,715
LINKBANCORP, Inc.	3,609	24,469
Live Oak Bancshares, Inc.	4,975	132,634
Lloyds Banking Group PLC	7,764,408	7,282,362
M&T Bank Corp.	12,021	2,148,754
Mediobanca Banca di Credito Finanziario SpA	64,041	1,201,260
Mercantile Bank Corp.	2,236	97,132
Metrocity Bankshares, Inc.	2,941	81,083
Metropolitan Bank Holding Corp. (A)	1,491	83,481
Mid Penn Bancorp, Inc.	2,182	56,536
Middlefield Banc Corp.	1,157	32,338
Midland States Bancorp, Inc.	2,745	46,994
MidWestOne Financial Group, Inc.	2,343	69,376
Mitsubishi UFJ Financial Group, Inc.	1,468,461	20,020,723
Mizrahi Tefahot Bank, Ltd.	19,868	893,531
Mizuho Financial Group, Inc.	308,989	8,479,804
MVB Financial Corp.	1,831	31,713
National Australia Bank, Ltd.	393,917	8,472,635
National Bank Holdings Corp., Class A	5,276	201,913
National Bankshares, Inc.	923	24,579
NatWest Group PLC	980,102	5,786,897
NB Bancorp, Inc. (A)	5,396	97,506
NBT Bancorp, Inc.	6,510	279,279
Nicolet Bankshares, Inc.	1,924	209,639
Nordea Bank ABP	403,785	5,164,589
Northeast Bank	951	87,055
Northeast Community Bancorp, Inc.	1,691	39,637
Northfield Bancorp, Inc.	5,779	63,049
Northrim BanCorp, Inc.	792	57,990
Northwest Bancshares, Inc.	18,085	217,382
Norwood Financial Corp.	1,151	27,820
Oak Valley Bancorp	1,038	25,908
OceanFirst Financial Corp.	8,001	136,097
OFG Bancorp	6,533	261,451
Old National Bancorp	95,520	2,024,069
Old Second Bancorp, Inc.	6,082	101,204
Orange County Bancorp, Inc.	1,554	36,348
Origin Bancorp, Inc.	4,298	149,012
Orrstown Financial Services, Inc.	2,671	80,157
Oversea-Chinese Banking Corp., Ltd.	433,737	5,558,783
Pacific Premier Bancorp, Inc.	14,045	299,439
Park National Corp.	2,040	308,856
Parke Bancorp, Inc.	1,666	31,387
Pathward Financial, Inc.	3,547	258,754
PCB Bancorp	1,681	31,452
Peapack-Gladstone Financial Corp.	2,469	70,120
Peoples Bancorp, Inc.	5,072	150,436
Peoples Financial Services Corp.	1,366	60,746
Pinnacle Financial Partners, Inc.	12,436	1,318,713
Pioneer Bancorp, Inc. (A)	1,705	19,966
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Plumas Bancorp	842	$36,433
Ponce Financial Group, Inc. (A)	2,779	35,210
Preferred Bank	1,657	138,625
Primis Financial Corp.	3,241	31,665
Princeton Bancorp, Inc.	727	22,210
Prosperity Bancshares, Inc.	15,483	1,105,022
Provident Bancorp, Inc. (A)	2,544	29,205
Provident Financial Services, Inc.	17,870	306,828
QCR Holdings, Inc.	2,241	159,828
RBB Bancorp	2,378	39,237
Red River Bancshares, Inc.	630	32,540
Regions Financial Corp.	65,847	1,430,855
Renasant Corp.	8,823	299,364
Republic Bancorp, Inc., Class A	1,196	76,329
Resona Holdings, Inc.	267,844	2,338,761
S&T Bancorp, Inc.	5,487	203,293
Sandy Spring Bancorp, Inc.	6,206	173,458
Seacoast Banking Corp. of Florida	12,033	309,609
ServisFirst Bancshares, Inc.	7,213	595,794
Shore Bancshares, Inc.	4,530	61,336
Sierra Bancorp	1,996	55,648
Simmons First National Corp., Class A	17,594	361,205
Skandinaviska Enskilda Banken AB, A Shares (B)	203,262	3,343,916
SmartFinancial, Inc.	2,477	76,985
Societe Generale SA	92,261	4,162,252
South Plains Financial, Inc.	1,852	61,338
Southern First Bancshares, Inc. (A)	1,152	37,924
Southern Missouri Bancorp, Inc.	1,368	71,163
Southern States Bancshares, Inc.	1,202	42,972
Southside Bancshares, Inc.	4,144	120,010
SouthState Corp.	29,719	2,758,518
Standard Chartered PLC	263,437	3,909,236
Stellar Bancorp, Inc.	6,965	192,652
Stock Yards Bancorp, Inc.	3,674	253,726
Sumitomo Mitsui Financial Group, Inc.	477,557	12,280,192
Sumitomo Mitsui Trust Group, Inc.	83,158	2,093,193
Svenska Handelsbanken AB, A Shares (B)	186,829	2,111,451
Swedbank AB, A Shares (B)	108,749	2,476,701
Synovus Financial Corp.	22,940	1,072,216
Texas Capital Bancshares, Inc. (A)	14,012	1,046,696
The Bancorp, Inc. (A)	6,681	353,024
The Bank of NT Butterfield & Son, Ltd.	6,083	236,750
The Chiba Bank, Ltd.	73,122	692,147
The First Bancorp, Inc.	1,783	44,076
The First Bancshares, Inc.	4,373	147,851
The First of Long Island Corp.	2,861	35,333
The Hingham Institution for Savings (B)	219	52,078
The PNC Financial Services Group, Inc.	28,747	5,052,860
Third Coast Bancshares, Inc. (A)	1,568	52,324
Timberland Bancorp, Inc.	1,222	36,843
Tompkins Financial Corp.	1,859	117,080
Towne Bank	10,199	348,704
TriCo Bancshares	4,636	185,301
Triumph Financial, Inc. (A)	3,172	183,342
Truist Financial Corp.	94,492	3,888,346
Trustmark Corp.	8,567	295,476
U.S. Bancorp	113,025	4,771,916
UMB Financial Corp.	20,575	2,080,133
UniCredit SpA	178,849	10,039,167
United Bankshares, Inc.	41,640	1,443,659
United Community Banks, Inc.	16,877	474,750
United Overseas Bank, Ltd.	161,962	4,570,002
Unity Bancorp, Inc.	1,011	41,148

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Univest Financial Corp.	4,211	$119,424
USCB Financial Holdings, Inc.	1,534	28,471
Valley National Bancorp	146,923	1,306,145
Veritex Holdings, Inc.	7,430	185,527
Virginia National Bankshares Corp.	718	25,905
WaFd, Inc.	12,965	370,540
Washington Trust Bancorp, Inc.	2,480	76,533
Webster Financial Corp.	27,852	1,435,771
Wells Fargo & Company	238,072	17,091,189
WesBanco, Inc.	12,425	384,678
West BanCorp, Inc.	2,756	54,955
Westamerica BanCorp	3,529	178,673
Western Alliance Bancorp	17,724	1,361,735
Westpac Banking Corp.	439,698	8,762,060
Wintrust Financial Corp.	10,806	1,215,243
WSFS Financial Corp.	8,325	431,818
Zions Bancorp NA	24,030	1,198,136
		470,676,702
Capital markets – 3.1%
3i Group PLC	124,681	5,862,576
Acadian Asset Management, Inc.	3,812	98,578
Affiliated Managers Group, Inc.	4,754	798,815
AlTi Global, Inc. (A)	5,446	16,556
Ameriprise Financial, Inc.	7,029	3,402,809
Amundi SA (C)	7,894	618,458
Artisan Partners Asset Management, Inc., Class A	8,787	343,572
ASX, Ltd.	24,835	1,017,830
BGC Group, Inc., Class A	51,720	474,272
BlackRock, Inc.	10,548	9,983,471
Cboe Global Markets, Inc.	7,585	1,716,410
CME Group, Inc.	26,108	6,926,191
Cohen & Steers, Inc.	3,921	314,660
CVC Capital Partners PLC (A)(C)	27,231	540,216
Daiwa Securities Group, Inc.	170,868	1,150,496
Deutsche Bank AG	237,074	5,651,166
Deutsche Boerse AG	24,119	7,116,542
Diamond Hill Investment Group, Inc.	340	48,566
DigitalBridge Group, Inc.	22,796	201,061
Donnelley Financial Solutions, Inc. (A)	4,590	200,629
EQT AB	47,693	1,454,304
Euronext NV (C)	10,014	1,453,352
Evercore, Inc., Class A	5,753	1,148,989
FactSet Research Systems, Inc.	2,752	1,251,169
Federated Hermes, Inc.	12,662	516,230
Franklin Resources, Inc.	22,386	430,931
Futu Holdings, Ltd., ADR	7,184	735,282
GCM Grosvenor, Inc., Class A	6,362	84,169
Hamilton Lane, Inc., Class A	12,768	1,898,219
Hong Kong Exchanges & Clearing, Ltd.	154,277	6,862,890
Houlihan Lokey, Inc.	8,780	1,417,970
Interactive Brokers Group, Inc., Class A	17,694	2,929,949
Intercontinental Exchange, Inc.	41,600	7,176,000
Invesco, Ltd.	32,565	494,011
Janus Henderson Group PLC	20,670	747,221
Japan Exchange Group, Inc.	127,110	1,308,079
Jefferies Financial Group, Inc.	26,458	1,417,355
Julius Baer Group, Ltd.	26,387	1,829,042
KKR & Company, Inc.	48,909	5,654,369
London Stock Exchange Group PLC	61,266	9,099,663
Macquarie Group, Ltd.	46,379	5,771,708
MarketAxess Holdings, Inc.	2,732	591,068
Moelis & Company, Class A	10,012	584,300
Moody's Corp.	11,139	5,187,321
Morgan Stanley	89,295	10,418,048
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morningstar, Inc.	4,390	$1,316,429
MSCI, Inc.	5,556	3,141,918
Nasdaq, Inc.	29,982	2,274,435
Nomura Holdings, Inc.	384,959	2,372,086
Northern Trust Corp.	14,361	1,416,713
Open Lending Corp. (A)	15,503	42,788
P10, Inc., Class A	5,938	69,772
Partners Group Holding AG	2,907	4,137,248
Patria Investments, Ltd., Class A	8,354	94,317
Perella Weinberg Partners	7,474	137,522
Piper Sandler Companies	2,445	605,529
PJT Partners, Inc., Class A	3,283	452,660
Raymond James Financial, Inc.	13,257	1,841,530
S&P Global, Inc.	22,798	11,583,664
SBI Holdings, Inc.	34,902	942,456
Schroders PLC	102,837	465,592
SEI Investments Company	15,665	1,216,074
Silvercrest Asset Management Group, Inc., Class A	1,745	28,548
Singapore Exchange, Ltd.	109,813	1,087,152
State Street Corp.	20,467	1,832,411
StepStone Group, Inc., Class A	9,842	514,048
Stifel Financial Corp.	16,603	1,564,999
StoneX Group, Inc. (A)	6,258	477,986
T. Rowe Price Group, Inc.	16,095	1,478,648
The Bank of New York Mellon Corp.	51,848	4,348,492
The Blackstone Group, Inc.	52,997	7,407,921
The Carlyle Group, Inc.	34,294	1,494,875
The Charles Schwab Corp.	123,375	9,657,795
The Goldman Sachs Group, Inc.	22,602	12,347,247
UBS Group AG	421,285	12,939,598
Victory Capital Holdings, Inc., Class A	5,826	337,151
Virtus Investment Partners, Inc.	951	163,914
WisdomTree, Inc.	19,996	178,364
		204,914,395
Consumer finance – 0.4%
Ally Financial, Inc.	44,665	1,628,933
American Express Company	40,063	10,778,950
Atlanticus Holdings Corp. (A)	800	40,920
Bread Financial Holdings, Inc.	7,043	352,713
Capital One Financial Corp.	27,640	4,955,852
Dave, Inc. (A)	1,122	92,745
Discover Financial Services	18,190	3,105,033
Encore Capital Group, Inc. (A)	3,379	115,832
Enova International, Inc. (A)	3,574	345,105
FirstCash Holdings, Inc.	11,818	1,421,942
Green Dot Corp., Class A (A)	8,066	68,077
LendingClub Corp. (A)	15,859	163,665
LendingTree, Inc. (A)	1,448	72,791
Medallion Financial Corp.	2,725	23,735
MoneyLion, Inc. (A)	1,230	106,407
Navient Corp.	11,072	139,839
Nelnet, Inc., Class A	2,018	223,857
NerdWallet, Inc., Class A (A)	5,119	46,327
OppFi, Inc. (A)(B)	3,059	28,449
PRA Group, Inc. (A)	5,572	114,895
PROG Holdings, Inc.	5,737	152,604
Regional Management Corp.	1,264	38,059
SLM Corp.	34,191	1,004,190
Synchrony Financial	28,208	1,493,332
Upstart Holdings, Inc. (A)	11,175	514,385
World Acceptance Corp. (A)	489	61,883
		27,090,520
Financial services – 3.2%
Acacia Research Corp. (A)	5,832	18,662

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Adyen NV (A)(C)	2,823	$4,327,081
Alerus Financial Corp.	3,716	68,597
Apollo Global Management, Inc.	32,385	4,434,802
AvidXchange Holdings, Inc. (A)	25,050	212,424
Banco Latinoamericano de Comercio Exterior SA, Class E	3,887	142,264
Berkshire Hathaway, Inc., Class B (A)	132,667	70,655,791
Burford Capital, Ltd.	28,553	377,185
Cannae Holdings, Inc.	8,581	157,290
Cantaloupe, Inc. (A)	8,629	67,910
Cass Information Systems, Inc.	2,084	90,133
Compass Diversified Holdings	9,802	183,003
Corpay, Inc. (A)	5,051	1,761,385
Edenred SE	30,994	1,007,195
Enact Holdings, Inc.	4,191	145,637
Equitable Holdings, Inc.	50,361	2,623,304
Essent Group, Ltd.	31,856	1,838,728
Eurazeo SE	5,360	396,945
Euronet Worldwide, Inc. (A)	6,711	717,070
EVERTEC, Inc.	9,363	344,278
EXOR NV	12,738	1,156,777
Federal Agricultural Mortgage Corp., Class C	1,300	243,763
Fidelity National Information Services, Inc.	38,067	2,842,844
Fiserv, Inc. (A)	41,219	9,102,392
Flywire Corp. (A)	17,308	164,426
Global Payments, Inc.	17,728	1,735,926
Groupe Bruxelles Lambert NV	10,637	793,718
HA Sustainable Infrastructure Capital, Inc.	16,464	481,407
Industrivarden AB, A Shares	15,260	560,683
Industrivarden AB, C Shares	19,838	728,792
Infratil, Ltd.	117,801	695,059
International Money Express, Inc. (A)	4,501	56,803
Investor AB, B Shares	221,703	6,612,087
Jack Henry & Associates, Inc.	5,286	965,224
Jackson Financial, Inc., Class A	10,642	891,587
L.E. Lundbergforetagen AB, B Shares	9,735	487,794
M&G PLC	292,506	753,480
Marqeta, Inc., Class A (A)	69,384	285,862
Mastercard, Inc., Class A	58,981	32,328,666
Merchants Bancorp	2,676	99,012
MGIC Investment Corp.	40,375	1,000,493
Mitsubishi HC Capital, Inc.	112,739	763,965
Mr. Cooper Group, Inc. (A)	8,901	1,064,560
NCR Atleos Corp. (A)	10,301	271,740
NewtekOne, Inc.	3,529	42,207
Nexi SpA (A)(C)	63,031	336,175
NMI Holdings, Inc. (A)	11,164	402,462
Onity Group, Inc. (A)	953	30,801
ORIX Corp.	146,555	3,059,907
PagSeguro Digital, Ltd., Class A (A)	26,837	204,766
Payoneer Global, Inc. (A)	41,018	299,842
PayPal Holdings, Inc. (A)	71,588	4,671,117
Paysafe, Ltd. (A)	4,690	73,586
PennyMac Financial Services, Inc.	3,797	380,118
Priority Technology Holdings, Inc. (A)	2,229	15,191
Radian Group, Inc.	21,462	709,748
Remitly Global, Inc. (A)	21,299	443,019
Repay Holdings Corp. (A)	12,586	70,104
Sezzle, Inc. (A)	1,998	69,710
Shift4 Payments, Inc., Class A (A)	11,158	911,720
Sofina SA	1,974	505,539
StoneCo, Ltd., Class A (A)	40,769	427,259
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
The Western Union Company	54,911	$580,958
TrustCo Bank Corp. NY	2,552	77,785
Velocity Financial, Inc. (A)	1,331	24,903
Visa, Inc., Class A	124,781	43,730,749
Voya Financial, Inc.	15,636	1,059,495
Walker & Dunlop, Inc.	4,602	392,827
Washington H. Soul Pattinson & Company, Ltd.	30,619	667,136
Waterstone Financial, Inc.	2,707	36,409
WEX, Inc. (A)	6,465	1,015,134
Wise PLC, Class A (A)	85,340	1,047,539
		214,942,950
Insurance – 3.7%
Admiral Group PLC	33,349	1,231,248
Aegon, Ltd.	169,368	1,112,380
Aflac, Inc.	35,582	3,956,363
Ageas SA/NV	19,262	1,154,628
AIA Group, Ltd.	1,382,433	10,464,834
Allianz SE	49,464	18,930,347
Ambac Financial Group, Inc. (A)	6,520	57,050
American Coastal Insurance Corp.	3,472	40,171
American Financial Group, Inc.	11,736	1,541,406
American International Group, Inc.	42,909	3,730,508
AMERISAFE, Inc.	2,802	147,245
Aon PLC, Class A	15,669	6,253,341
Arch Capital Group, Ltd.	27,149	2,611,191
Arthur J. Gallagher & Company	18,381	6,345,856
ASR Nederland NV	20,302	1,167,113
Assurant, Inc.	3,716	779,431
Aviva PLC	342,980	2,471,888
AXA SA	226,954	9,696,776
Baloise Holding AG	5,280	1,108,141
Bowhead Specialty Holdings, Inc. (A)	2,010	81,707
Brighthouse Financial, Inc. (A)	9,528	552,529
Brown & Brown, Inc.	17,196	2,139,182
Chubb, Ltd.	26,926	8,131,383
Cincinnati Financial Corp.	11,325	1,672,929
CNO Financial Group, Inc.	30,331	1,263,286
Crawford & Company, Class A	2,195	25,067
Dai-ichi Life Holdings, Inc.	463,740	3,540,898
Donegal Group, Inc., Class A	2,799	54,944
Employers Holdings, Inc.	3,523	178,405
Enstar Group, Ltd. (A)	1,776	590,307
Erie Indemnity Company, Class A	1,807	757,223
Everest Group, Ltd.	3,114	1,131,410
F&G Annuities & Life, Inc.	2,694	97,119
Fidelis Insurance Holdings, Ltd.	7,196	116,575
Fidelity National Financial, Inc.	42,245	2,749,305
First American Financial Corp.	16,739	1,098,581
Generali	120,616	4,237,128
Genworth Financial, Inc. (A)	60,481	428,810
Gjensidige Forsikring ASA	25,618	589,582
Globe Life, Inc.	6,082	801,121
Goosehead Insurance, Inc., Class A	3,196	377,320
Greenlight Capital Re, Ltd., Class A (A)	3,918	53,089
Hamilton Insurance Group, Ltd., Class B (A)	5,634	116,793
Hannover Rueck SE	7,724	2,302,196
HCI Group, Inc.	1,183	176,539
Helvetia Holding AG	4,755	986,244
Heritage Insurance Holdings, Inc. (A)	3,250	46,865
Hippo Holdings, Inc. (A)	2,942	75,198
Horace Mann Educators Corp.	5,904	252,278
Insurance Australia Group, Ltd.	302,969	1,473,805
Investors Title Company	205	49,421

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
James River Group Holdings, Ltd.	5,178	$21,748
Japan Post Holdings Company, Ltd.	246,412	2,470,876
Japan Post Insurance Company, Ltd.	24,542	500,165
Kemper Corp.	9,761	652,523
Kingsway Financial Services, Inc. (A)	2,534	20,069
Kinsale Capital Group, Inc.	3,595	1,749,722
Legal & General Group PLC	754,856	2,380,541
Lemonade, Inc. (A)(B)	7,471	234,814
Loews Corp.	12,304	1,130,861
Maiden Holdings, Ltd. (A)	15,170	8,651
Marsh & McLennan Companies, Inc.	35,582	8,683,075
MBIA, Inc. (A)	6,904	34,382
Medibank Private, Ltd.	352,764	985,920
Mercury General Corp.	3,764	210,408
MetLife, Inc.	42,140	3,383,421
MS&AD Insurance Group Holdings, Inc.	164,796	3,583,957
Muenchener Rueckversicherungs-Gesellschaft AG	17,133	10,823,270
NN Group NV	34,457	1,917,385
Old Republic International Corp.	37,908	1,486,752
Oscar Health, Inc., Class A (A)	28,371	371,944
Palomar Holdings, Inc. (A)	3,586	491,569
Phoenix Group Holdings PLC	89,943	667,669
Poste Italiane SpA (C)	58,555	1,044,639
Primerica, Inc.	5,423	1,543,006
Principal Financial Group, Inc.	15,246	1,286,305
ProAssurance Corp. (A)	7,470	174,425
Prudential Financial, Inc.	25,793	2,880,562
Prudential PLC	339,371	3,662,157
QBE Insurance Group, Ltd.	192,827	2,664,321
Reinsurance Group of America, Inc.	10,705	2,107,815
RenaissanceRe Holdings, Ltd.	8,004	1,920,960
RLI Corp.	13,552	1,088,632
Root, Inc., Class A (A)	1,233	164,532
Ryan Specialty Holdings, Inc.	17,290	1,277,212
Safety Insurance Group, Inc.	2,068	163,124
Sampo OYJ, A Shares	310,131	2,972,037
Selective Insurance Group, Inc.	18,517	1,695,046
SelectQuote, Inc. (A)	19,734	65,912
SiriusPoint, Ltd. (A)	13,505	233,501
Skyward Specialty Insurance Group, Inc. (A)	5,300	280,476
Sompo Holdings, Inc. (B)	114,183	3,477,007
Stewart Information Services Corp.	3,810	271,844
Suncorp Group, Ltd.	138,705	1,679,949
Swiss Life Holding AG	3,680	3,357,299
Swiss Re AG	38,635	6,574,861
T&D Holdings, Inc.	62,713	1,342,248
Talanx AG	8,269	869,702
The Allstate Corp.	19,185	3,972,638
The Baldwin Insurance Group, Inc. (A)	9,558	427,147
The Hanover Insurance Group, Inc.	5,856	1,018,651
The Hartford Insurance Group, Inc.	21,005	2,598,949
The Progressive Corp.	42,443	12,011,793
The Travelers Companies, Inc.	16,448	4,349,838
Tiptree, Inc.	3,816	91,927
Tokio Marine Holdings, Inc.	228,025	8,870,813
Trupanion, Inc. (A)	4,722	175,989
Tryg A/S	43,425	1,033,014
Unipol Assicurazioni SpA	45,951	735,580
United Fire Group, Inc.	3,042	89,617
Universal Insurance Holdings, Inc.	3,378	80,059
Unum Group	26,702	2,175,145
W.R. Berkley Corp.	21,809	1,551,928
Willis Towers Watson PLC	7,297	2,466,021
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Zurich Insurance Group AG	18,747	$13,085,555
		248,289,114
Mortgage real estate investment trusts – 0.1%
Advanced Flower Capital, Inc.	2,691	14,989
AG Mortgage Investment Trust, Inc.	3,773	27,543
Annaly Capital Management, Inc.	93,987	1,908,876
Apollo Commercial Real Estate Finance, Inc.	20,562	196,778
Arbor Realty Trust, Inc.	26,133	307,063
Ares Commercial Real Estate Corp.	8,743	40,480
ARMOUR Residential REIT, Inc.	8,151	139,382
Blackstone Mortgage Trust, Inc., Class A	24,708	494,160
BrightSpire Capital, Inc.	20,087	111,684
Chicago Atlantic Real Estate Finance, Inc.	2,639	38,793
Chimera Investment Corp.	11,221	143,965
Claros Mortgage Trust, Inc.	13,315	49,665
Dynex Capital, Inc.	13,580	176,812
Ellington Financial, Inc.	11,613	153,988
Franklin BSP Realty Trust, Inc.	11,576	147,478
Granite Point Mortgage Trust, Inc.	9,376	24,378
Invesco Mortgage Capital, Inc.	6,714	52,973
KKR Real Estate Finance Trust, Inc.	8,700	93,960
Ladder Capital Corp.	16,416	187,307
MFA Financial, Inc.	14,467	148,431
New York Mortgage Trust, Inc.	13,987	90,776
Nexpoint Real Estate Finance, Inc.	1,525	23,317
Orchid Island Capital, Inc.	10,203	76,727
PennyMac Mortgage Investment Trust	11,946	175,009
Ready Capital Corp.	23,058	117,365
Redwood Trust, Inc.	18,450	111,992
Starwood Property Trust, Inc.	52,051	1,029,048
TPG RE Finance Trust, Inc.	8,613	70,196
Two Harbors Investment Corp.	14,726	196,739
		6,349,874
		1,172,263,555
Health care – 11.2%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	7,479	36,946
4D Molecular Therapeutics, Inc. (A)	7,636	24,664
89bio, Inc. (A)	17,153	124,702
AbbVie, Inc.	127,704	26,756,542
Absci Corp. (A)(B)	11,765	29,530
ACADIA Pharmaceuticals, Inc. (A)	17,139	284,679
ACELYRIN, Inc. (A)	10,818	26,720
Achieve Life Sciences, Inc. (A)	5,249	14,015
ADC Therapeutics SA (A)	12,525	17,660
ADMA Biologics, Inc. (A)	32,157	637,995
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Adverum Biotechnologies, Inc. (A)	3,288	14,369
Agios Pharmaceuticals, Inc. (A)	8,124	238,033
Akebia Therapeutics, Inc. (A)	30,539	58,635
Akero Therapeutics, Inc. (A)	10,792	436,860
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	7,270	41,803
Alector, Inc. (A)	12,274	15,097
Alkermes PLC (A)	22,980	758,800
Allogene Therapeutics, Inc. (A)	19,385	28,302
Altimmune, Inc. (A)(B)	10,382	51,910
Amgen, Inc.	38,945	12,133,315
Amicus Therapeutics, Inc. (A)	42,233	344,621
AnaptysBio, Inc. (A)	2,922	54,320
Anavex Life Sciences Corp. (A)(B)	11,015	94,509
Anika Therapeutics, Inc. (A)	2,232	33,547

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Annexon, Inc. (A)	14,106	$27,225
Apogee Therapeutics, Inc. (A)	5,459	203,948
Arbutus Biopharma Corp. (A)	22,522	78,602
Arcellx, Inc. (A)	6,170	404,752
Arcturus Therapeutics Holdings, Inc. (A)	3,352	35,498
Arcus Biosciences, Inc. (A)	8,131	63,828
Arcutis Biotherapeutics, Inc. (A)	15,410	241,012
Ardelyx, Inc. (A)	34,106	167,460
Argenx SE (A)	7,470	4,408,015
Argenx SE, Additional Offering (A)	262	154,605
ArriVent Biopharma, Inc. (A)	4,214	77,917
Arrowhead Pharmaceuticals, Inc. (A)	17,244	219,689
ARS Pharmaceuticals, Inc. (A)	7,322	92,111
Artiva Biotherapeutics, Inc. (A)(B)	2,121	6,363
Astria Therapeutics, Inc. (A)	6,762	36,109
Atossa Therapeutics, Inc. (A)	19,020	12,799
Aura Biosciences, Inc. (A)	7,299	42,772
Aurinia Pharmaceuticals, Inc. (A)	19,488	156,684
Avidity Biosciences, Inc. (A)	15,836	467,479
Avita Medical, Inc. (A)(B)	3,906	31,795
Beam Therapeutics, Inc. (A)	13,617	265,940
Bicara Therapeutics, Inc. (A)(B)	2,540	33,096
BioCryst Pharmaceuticals, Inc. (A)	29,892	224,190
Biogen, Inc. (A)	10,558	1,444,757
Biohaven, Ltd. (A)	12,033	289,273
BioMarin Pharmaceutical, Inc. (A)	30,971	2,189,340
Biomea Fusion, Inc. (A)(B)	4,094	8,720
Blueprint Medicines Corp. (A)	9,074	803,140
Bridgebio Pharma, Inc. (A)	20,113	695,306
C4 Therapeutics, Inc. (A)	8,493	13,589
Cabaletta Bio, Inc. (A)	6,940	9,612
Candel Therapeutics, Inc. (A)(B)	2,937	16,594
Capricor Therapeutics, Inc. (A)(B)	5,063	48,048
Cardiff Oncology, Inc. (A)(B)	6,214	19,512
CareDx, Inc. (A)	7,271	129,060
Cargo Therapeutics, Inc. (A)	5,141	20,924
Caribou Biosciences, Inc. (A)	12,461	11,378
Cartesian Therapeutics, Inc. (A)(B)	1,380	18,188
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	15,967	387,200
Celcuity, Inc. (A)	4,199	42,452
Celldex Therapeutics, Inc. (A)	9,436	171,263
CG Oncology, Inc. (A)	8,249	202,018
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cogent Biosciences, Inc. (A)	13,758	82,410
Coherus Biosciences, Inc. (A)	14,545	11,738
Compass Therapeutics, Inc. (A)	16,703	31,736
Corbus Pharmaceuticals Holdings, Inc. (A)	1,582	8,400
Crinetics Pharmaceuticals, Inc. (A)	13,643	457,586
CSL, Ltd.	62,022	9,761,596
Cullinan Therapeutics, Inc. (A)	7,653	57,933
Cytokinetics, Inc. (A)	35,507	1,427,026
Day One Biopharmaceuticals, Inc. (A)	7,791	61,783
Denali Therapeutics, Inc. (A)	18,126	246,423
Design Therapeutics, Inc. (A)	5,105	19,705
Dianthus Therapeutics, Inc. (A)	3,515	63,762
Disc Medicine, Inc. (A)	3,413	169,421
Dynavax Technologies Corp. (A)	19,155	248,440
Dyne Therapeutics, Inc. (A)	11,894	124,411
Editas Medicine, Inc. (A)	13,796	16,003
Enanta Pharmaceuticals, Inc. (A)	3,321	18,332
Entrada Therapeutics, Inc. (A)	3,696	33,412
Erasca, Inc. (A)	26,688	36,563
Exelixis, Inc. (A)	45,482	1,679,195
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Fate Therapeutics, Inc. (A)	15,610	$12,333
Fennec Pharmaceuticals, Inc. (A)	4,183	25,474
Fibrobiologics, Inc. (A)(B)	4,277	3,849
Foghorn Therapeutics, Inc. (A)	3,890	14,199
Genmab A/S (A)	8,054	1,569,082
Geron Corp. (A)	85,308	135,640
Gilead Sciences, Inc.	90,293	10,117,331
Grifols SA (A)	38,208	340,164
Halozyme Therapeutics, Inc. (A)	38,451	2,453,558
Heron Therapeutics, Inc. (A)(B)	17,866	39,305
Humacyte, Inc. (A)(B)	12,877	21,955
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	12,299	201,458
ImmunityBio, Inc. (A)(B)	21,138	63,625
Immunome, Inc. (A)	11,644	78,364
Immunovant, Inc. (A)	8,581	146,649
Incyte Corp. (A)	11,585	701,472
Inhibrx Biosciences, Inc. (A)	1,861	26,035
Inhibrx, Inc. (A)(D)	5,368	3,382
Inmune Bio, Inc. (A)(B)	3,415	26,671
Inozyme Pharma, Inc. (A)	8,260	7,517
Insmed, Inc. (A)	24,687	1,883,371
Intellia Therapeutics, Inc. (A)	14,401	102,391
Iovance Biotherapeutics, Inc. (A)	38,473	128,115
Ironwood Pharmaceuticals, Inc. (A)	20,889	30,707
iTeos Therapeutics, Inc. (A)	4,340	25,910
Janux Therapeutics, Inc. (A)	4,747	128,169
Jasper Therapeutics, Inc. (A)	1,721	7,400
KalVista Pharmaceuticals, Inc. (A)	5,689	65,651
Keros Therapeutics, Inc. (A)	4,351	44,337
Kiniksa Pharmaceuticals International PLC (A)	5,572	123,754
Kodiak Sciences, Inc. (A)	4,868	13,655
Korro Bio, Inc. (A)	882	15,356
Krystal Biotech, Inc. (A)	3,549	639,885
Kura Oncology, Inc. (A)	10,911	72,013
Kymera Therapeutics, Inc. (A)	6,547	179,191
Larimar Therapeutics, Inc. (A)	6,165	13,255
LENZ Therapeutics, Inc. (A)	1,907	49,029
Lexeo Therapeutics, Inc. (A)	3,805	13,203
Lyell Immunopharma, Inc. (A)	25,447	13,690
MacroGenics, Inc. (A)	9,562	12,144
Madrigal Pharmaceuticals, Inc. (A)	2,563	848,942
MannKind Corp. (A)	38,904	195,687
MeiraGTx Holdings PLC (A)	5,966	40,449
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Mersana Therapeutics, Inc. (A)	17,374	5,980
Metsera, Inc. (A)(B)	2,622	71,371
MiMedx Group, Inc. (A)	17,159	130,408
Mineralys Therapeutics, Inc. (A)	4,570	72,572
Mirum Pharmaceuticals, Inc. (A)	5,821	262,236
Moderna, Inc. (A)	24,535	695,567
Monte Rosa Therapeutics, Inc. (A)	6,121	28,401
Myriad Genetics, Inc. (A)	13,105	116,241
Neurocrine Biosciences, Inc. (A)	16,203	1,792,052
Neurogene, Inc. (A)	1,531	17,928
Nkarta, Inc. (A)	8,392	15,441
Novavax, Inc. (A)(B)	21,571	138,270
Nurix Therapeutics, Inc. (A)	9,708	115,331
Nuvalent, Inc., Class A (A)	5,065	359,210
Ocugen, Inc. (A)(B)	38,852	27,441
Olema Pharmaceuticals, Inc. (A)	5,896	22,169
Organogenesis Holdings, Inc. (A)	11,099	47,948
ORIC Pharmaceuticals, Inc. (A)	9,206	51,369
PDL BioPharma, Inc. (A)(D)	23,030	13,818

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Perspective Therapeutics, Inc. (A)	7,895	$16,816
Praxis Precision Medicines, Inc. (A)	2,477	93,804
Precigen, Inc. (A)	23,287	34,698
Prime Medicine, Inc. (A)(B)	9,397	18,700
ProKidney Corp. (A)(B)	16,193	14,188
Protagonist Therapeutics, Inc. (A)	8,393	405,885
Prothena Corp. PLC (A)	6,415	79,386
PTC Therapeutics, Inc. (A)	10,912	556,076
Puma Biotechnology, Inc. (A)	6,714	19,873
Radius Health, Inc. (A)(D)	8,191	655
Recursion Pharmaceuticals, Inc., Class A (A)(B)	35,224	186,335
Regeneron Pharmaceuticals, Inc.	7,627	4,837,272
REGENXBIO, Inc. (A)	7,018	50,179
Relay Therapeutics, Inc. (A)	15,906	41,674
Renovaro, Inc. (A)(B)	15,922	8,649
Replimune Group, Inc. (A)	9,009	87,838
REVOLUTION Medicines, Inc. (A)	24,648	871,553
Rhythm Pharmaceuticals, Inc. (A)	7,841	415,338
Rigel Pharmaceuticals, Inc. (A)	2,569	46,216
Rocket Pharmaceuticals, Inc. (A)	9,979	66,560
Roivant Sciences, Ltd. (A)	68,414	690,297
Sage Therapeutics, Inc. (A)	8,570	68,132
Sana Biotechnology, Inc. (A)(B)	20,312	34,124
Sarepta Therapeutics, Inc. (A)	15,523	990,678
Savara, Inc. (A)	17,975	49,791
Scholar Rock Holding Corp. (A)	11,646	374,419
Sera Prognostics, Inc., Class A (A)	4,300	15,824
Soleno Therapeutics, Inc. (A)	3,509	250,718
Solid Biosciences, Inc. (A)	3,807	14,086
SpringWorks Therapeutics, Inc. (A)	9,916	437,593
Spyre Therapeutics, Inc. (A)	5,017	80,949
Stoke Therapeutics, Inc. (A)	5,211	34,653
Summit Therapeutics, Inc. (A)	12,918	249,188
Sutro Biopharma, Inc. (A)	12,183	7,926
Swedish Orphan Biovitrum AB (A)	25,080	718,697
Syndax Pharmaceuticals, Inc. (A)	12,313	151,265
Tango Therapeutics, Inc. (A)	7,581	10,386
Taysha Gene Therapies, Inc. (A)	25,627	35,622
TG Therapeutics, Inc. (A)	19,890	784,263
Tourmaline Bio, Inc. (A)	3,416	51,957
Travere Therapeutics, Inc. (A)	12,291	220,255
TScan Therapeutics, Inc. (A)	5,869	8,099
Twist Bioscience Corp. (A)	8,357	328,096
Tyra Biosciences, Inc. (A)	3,004	27,937
United Therapeutics Corp. (A)	7,255	2,236,499
Upstream Bio, Inc. (A)(B)	2,192	13,415
UroGen Pharma, Ltd. (A)	5,537	61,239
Vanda Pharmaceuticals, Inc. (A)	9,031	41,452
Vaxcyte, Inc. (A)	18,048	681,492
Vera Therapeutics, Inc. (A)	6,209	149,140
Veracyte, Inc. (A)	11,054	327,751
Verastem, Inc. (A)	6,289	37,923
Vericel Corp. (A)	7,050	314,571
Vertex Pharmaceuticals, Inc. (A)	18,522	8,979,836
Verve Therapeutics, Inc. (A)	10,432	47,674
Vir Biotechnology, Inc. (A)	13,604	88,154
Viridian Therapeutics, Inc. (A)	10,028	135,177
Voyager Therapeutics, Inc. (A)	6,762	22,856
Xencor, Inc. (A)	9,068	96,484
XOMA Royalty Corp. (A)	1,281	25,530
Y-mAbs Therapeutics, Inc. (A)	5,459	24,183
Zealand Pharma A/S (A)	8,188	614,873
Zenas Biopharma, Inc. (A)(B)	1,918	15,152
Zentalis Pharmaceuticals, Inc. (A)	9,059	14,404
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zura Bio, Ltd. (A)(B)	6,916	$8,922
Zymeworks, Inc. (A)	8,309	98,960
		122,992,206
Health care equipment and supplies – 2.2%
Abbott Laboratories	125,664	16,669,330
Accuray, Inc. (A)	14,922	26,710
Alcon, Inc.	64,006	6,073,209
Align Technology, Inc. (A)	5,084	807,644
Alphatec Holdings, Inc. (A)	15,189	154,016
AngioDynamics, Inc. (A)	5,734	53,842
Artivion, Inc. (A)	5,727	140,770
AtriCure, Inc. (A)	6,808	219,626
Avanos Medical, Inc. (A)	6,596	94,521
Axogen, Inc. (A)	6,133	113,461
Baxter International, Inc.	36,992	1,266,236
Becton, Dickinson and Company	20,641	4,728,027
Beta Bionics, Inc. (A)(B)	2,529	30,955
BioMerieux	5,306	655,865
Bioventus, Inc., Class A (A)	5,569	50,956
Boston Scientific Corp. (A)	106,781	10,772,067
Ceribell, Inc. (A)	2,129	40,898
Cerus Corp. (A)	27,549	38,293
Cochlear, Ltd.	8,381	1,381,264
Coloplast A/S, B Shares	16,155	1,694,394
CONMED Corp.	4,405	266,018
CVRx, Inc. (A)	2,030	24,827
Demant A/S (A)	11,328	380,689
Dentsply Sirona, Inc.	32,303	482,607
DexCom, Inc. (A)	28,299	1,932,539
DiaSorin SpA	2,867	284,726
Edwards Lifesciences Corp. (A)	42,731	3,097,143
Embecta Corp.	8,289	105,685
Envista Holdings Corp. (A)	27,982	482,969
EssilorLuxottica SA	38,091	10,976,625
Fisher & Paykel Healthcare Corp., Ltd.	75,078	1,432,817
GE HealthCare Technologies, Inc.	33,101	2,671,582
Glaukos Corp. (A)	6,954	684,413
Globus Medical, Inc., Class A (A)	18,483	1,352,956
Haemonetics Corp. (A)	15,299	972,251
Hologic, Inc. (A)	15,696	969,542
Hoya Corp.	44,617	5,035,403
ICU Medical, Inc. (A)	3,049	423,384
IDEXX Laboratories, Inc. (A)	5,933	2,491,563
Inmode, Ltd. (A)	9,554	169,488
Inogen, Inc. (A)	3,674	26,196
Insulet Corp. (A)	5,082	1,334,584
Integer Holdings Corp. (A)	4,719	556,889
Integra LifeSciences Holdings Corp. (A)	9,748	214,359
Intuitive Surgical, Inc. (A)	25,806	12,780,938
iRadimed Corp.	1,175	61,664
iRhythm Technologies, Inc. (A)	4,466	467,501
Koninklijke Philips NV (A)	102,337	2,605,306
Lantheus Holdings, Inc. (A)	21,086	2,057,994
LeMaitre Vascular, Inc.	2,909	244,065
LivaNova PLC (A)	16,571	650,909
Masimo Corp. (A)	7,222	1,203,185
Medtronic PLC	92,915	8,349,342
Merit Medical Systems, Inc. (A)	8,109	857,202
Neogen Corp. (A)	31,228	270,747
NeuroPace, Inc. (A)	1,717	21,102
Nevro Corp. (A)	6,388	37,306
Novocure, Ltd. (A)	15,204	270,935
Olympus Corp.	143,308	1,876,005
Omnicell, Inc. (A)	6,559	229,303
OraSure Technologies, Inc. (A)	10,467	35,274

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Orchestra BioMed Holdings, Inc. (A)	3,704	$15,853
Orthofix Medical, Inc. (A)	4,975	81,142
OrthoPediatrics Corp. (A)	2,476	60,984
Paragon 28, Inc. (A)	6,945	90,702
Penumbra, Inc. (A)	6,237	1,667,836
PROCEPT BioRobotics Corp. (A)	6,212	361,911
Pulmonx Corp. (A)	5,618	37,809
Pulse Biosciences, Inc. (A)(B)	2,698	43,411
ResMed, Inc.	10,636	2,380,869
RxSight, Inc. (A)	5,244	132,411
Sanara Medtech, Inc. (A)	690	21,300
Semler Scientific, Inc. (A)	690	24,978
SI-BONE, Inc. (A)	6,079	85,288
Siemens Healthineers AG (C)	36,121	1,948,740
Sight Sciences, Inc. (A)	5,554	13,330
Smith & Nephew PLC	106,400	1,496,253
Solventum Corp. (A)	10,013	761,389
Sonova Holding AG	6,492	1,895,536
STAAR Surgical Company (A)	7,101	125,191
Stereotaxis, Inc. (A)	14,174	24,946
STERIS PLC	7,152	1,621,001
Straumann Holding AG	14,297	1,730,851
Stryker Corp.	24,858	9,253,391
Surmodics, Inc. (A)	1,983	60,541
Sysmex Corp.	64,500	1,231,306
Tactile Systems Technology, Inc. (A)	3,393	44,855
Tandem Diabetes Care, Inc. (A)	9,387	179,855
Terumo Corp.	170,680	3,211,518
The Cooper Companies, Inc. (A)	14,429	1,217,086
TransMedics Group, Inc. (A)	4,695	315,880
Treace Medical Concepts, Inc. (A)	7,434	62,371
UFP Technologies, Inc. (A)	1,040	209,778
Utah Medical Products, Inc.	462	25,890
Varex Imaging Corp. (A)	5,594	64,890
Zimmer Biomet Holdings, Inc.	14,423	1,632,395
Zimvie, Inc. (A)	4,077	44,032
Zynex, Inc. (A)(B)	2,607	5,735
		145,581,371
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (A)	15,094	457,650
Accolade, Inc. (A)	10,944	76,389
AdaptHealth Corp. (A)	14,621	158,492
Addus HomeCare Corp. (A)	2,458	243,072
agilon health, Inc. (A)	45,495	196,993
Alignment Healthcare, Inc. (A)	14,561	271,126
Amedisys, Inc. (A)	5,322	492,977
AMN Healthcare Services, Inc. (A)	5,471	133,821
Amplifon SpA	15,949	323,781
Ardent Health Partners, Inc. (A)	3,715	51,081
Astrana Health, Inc. (A)	6,218	192,820
Aveanna Healthcare Holdings, Inc. (A)	7,689	41,674
BrightSpring Health Services, Inc. (A)(B)	7,665	138,660
Brookdale Senior Living, Inc. (A)	27,657	173,133
Cardinal Health, Inc.	17,534	2,415,659
Castle Biosciences, Inc. (A)	3,745	74,975
Cencora, Inc.	12,444	3,460,552
Centene Corp. (A)	35,404	2,149,377
Chemed Corp.	2,435	1,498,304
Community Health Systems, Inc. (A)	18,371	49,602
Concentra Group Holdings Parent, Inc.	15,795	342,752
CorVel Corp. (A)	3,767	421,791
Cross Country Healthcare, Inc. (A)	4,771	71,040
CVS Health Corp.	91,173	6,176,971
DaVita, Inc. (A)	3,267	499,753
DocGo, Inc. (A)	14,892	39,315
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Elevance Health, Inc.	16,803	$7,308,633
Encompass Health Corp.	16,373	1,658,257
Enhabit, Inc. (A)	7,197	63,262
Fresenius Medical Care AG	26,308	1,309,086
Fresenius SE & Company KGaA (A)	54,109	2,310,109
Fulgent Genetics, Inc. (A)	3,051	51,562
GeneDx Holdings Corp. (A)	1,819	161,100
Guardant Health, Inc. (A)	16,831	717,001
HCA Healthcare, Inc.	12,935	4,469,689
HealthEquity, Inc. (A)	26,264	2,320,950
Henry Schein, Inc. (A)	9,034	618,739
Hims & Hers Health, Inc. (A)	58,895	1,740,347
Humana, Inc.	8,724	2,308,370
InfuSystem Holdings, Inc. (A)	3,107	16,716
Labcorp Holdings, Inc.	6,060	1,410,404
LifeStance Health Group, Inc. (A)	20,070	133,666
McKesson Corp.	9,070	6,104,019
ModivCare, Inc. (A)	1,729	2,274
Molina Healthcare, Inc. (A)	3,923	1,292,197
Nano-X Imaging, Ltd. (A)(B)	8,156	40,739
National HealthCare Corp.	1,751	162,493
National Research Corp.	2,469	31,603
NeoGenomics, Inc. (A)	18,200	172,718
NMC Health PLC (A)(D)	19,536	0
OPKO Health, Inc. (A)(B)	48,995	81,332
Option Care Health, Inc. (A)	52,082	1,820,266
Owens & Minor, Inc. (A)	10,743	97,009
PACS Group, Inc. (A)	5,727	64,371
Patterson Companies, Inc.	11,147	348,232
Pediatrix Medical Group, Inc. (A)	12,258	177,618
Performant Healthcare, Inc. (A)	10,650	31,524
Privia Health Group, Inc. (A)	14,631	328,466
Progyny, Inc. (A)	11,124	248,510
Quest Diagnostics, Inc.	8,087	1,368,320
Quipt Home Medical Corp. (A)	7,354	17,135
RadNet, Inc. (A)	9,402	467,467
Select Medical Holdings Corp.	15,438	257,815
Sonic Healthcare, Ltd.	58,459	949,191
Surgery Partners, Inc. (A)	11,089	263,364
Talkspace, Inc. (A)	17,930	45,901
Tenet Healthcare Corp. (A)	15,454	2,078,563
The Cigna Group	19,815	6,519,135
The Ensign Group, Inc.	17,124	2,215,846
The Joint Corp. (A)	1,821	22,744
The Pennant Group, Inc. (A)	4,192	105,429
UnitedHealth Group, Inc.	66,676	34,921,555
Universal Health Services, Inc., Class B	4,254	799,327
US Physical Therapy, Inc.	2,167	156,804
Viemed Healthcare, Inc. (A)	5,089	37,048
		107,978,666
Health care technology – 0.1%
Definitive Healthcare Corp. (A)	8,603	24,863
Doximity, Inc., Class A (A)	21,695	1,258,961
Evolent Health, Inc., Class A (A)	16,774	158,850
Health Catalyst, Inc. (A)	8,770	39,728
HealthStream, Inc.	3,614	116,299
LifeMD, Inc. (A)	5,457	29,686
M3, Inc.	56,539	645,870
Phreesia, Inc. (A)	7,948	203,151
Pro Medicus, Ltd.	7,362	931,848
Schrodinger, Inc. (A)	8,108	160,052
Simulations Plus, Inc.	2,382	58,407
Teladoc Health, Inc. (A)	24,834	197,679

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Waystar Holding Corp. (A)	11,085	$414,136
		4,239,530
Life sciences tools and services – 0.8%
Adaptive Biotechnologies Corp. (A)	17,318	128,673
Agilent Technologies, Inc.	20,817	2,435,173
Avantor, Inc. (A)	110,651	1,793,653
BioLife Solutions, Inc. (A)	5,307	121,212
Bio-Rad Laboratories, Inc., Class A (A)	3,132	762,830
Bio-Techne Corp.	11,512	674,949
Bruker Corp.	17,984	750,652
Charles River Laboratories International, Inc. (A)	3,705	557,677
Codexis, Inc. (A)	10,828	29,127
CryoPort, Inc. (A)	6,724	40,882
Cytek Biosciences, Inc. (A)	17,951	71,984
Danaher Corp.	46,242	9,479,610
Eurofins Scientific SE	17,303	922,989
Illumina, Inc. (A)	25,741	2,042,291
IQVIA Holdings, Inc. (A)	12,088	2,131,114
Lifecore Biomedical, Inc. (A)	3,570	25,133
Lonza Group AG	9,251	5,714,987
Maravai LifeSciences Holdings, Inc., Class A (A)	16,633	36,759
MaxCyte, Inc. (A)	16,291	44,474
Medpace Holdings, Inc. (A)	4,060	1,237,041
Mesa Laboratories, Inc.	767	91,012
Mettler-Toledo International, Inc. (A)	1,529	1,805,611
Niagen Bioscience, Inc. (A)	7,412	51,143
OmniAb, Inc. (A)	14,326	34,382
OmniAb, Inc., $12.50 Earnout Shares (A)	967	817
OmniAb, Inc., $15.00 Earnout Shares (A)	967	666
Pacific Biosciences of California, Inc. (A)(B)	40,375	47,643
QIAGEN NV (A)	27,627	1,097,554
Quanterix Corp. (A)	5,362	34,907
Quantum-Si, Inc. (A)(B)	13,326	15,991
Repligen Corp. (A)	8,467	1,077,341
Revvity, Inc.	8,818	932,944
Sartorius Stedim Biotech	3,740	740,957
Sotera Health Company (A)	24,855	289,809
Standard BioTools, Inc. (A)	44,028	47,550
Thermo Fisher Scientific, Inc.	27,713	13,789,989
Waters Corp. (A)	4,302	1,585,588
West Pharmaceutical Services, Inc.	5,247	1,174,698
		51,819,812
Pharmaceuticals – 4.7%
Alumis, Inc. (A)(B)	2,275	13,969
Amneal Pharmaceuticals, Inc. (A)	23,077	193,385
Amphastar Pharmaceuticals, Inc. (A)	5,550	160,895
ANI Pharmaceuticals, Inc. (A)	2,694	180,363
Aquestive Therapeutics, Inc. (A)	11,031	31,990
Arvinas, Inc. (A)	9,391	65,925
Astellas Pharma, Inc.	231,798	2,256,439
AstraZeneca PLC	198,609	29,164,669
Atea Pharmaceuticals, Inc. (A)	12,327	36,858
Avadel Pharmaceuticals PLC (A)	13,509	105,775
Axsome Therapeutics, Inc. (A)	5,316	620,005
Bayer AG	125,838	3,016,580
Biote Corp., Class A (A)	4,267	14,209
Bristol-Myers Squibb Company	146,943	8,962,054
Cassava Sciences, Inc. (A)	5,976	8,964
Chugai Pharmaceutical Company, Ltd.	86,028	3,941,075
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc. (A)	4,694	$140,116
Corcept Therapeutics, Inc. (A)	11,533	1,317,299
CorMedix, Inc. (A)	8,183	50,407
Daiichi Sankyo Company, Ltd.	224,455	5,345,142
Edgewise Therapeutics, Inc. (A)	10,418	229,196
Eisai Company, Ltd.	33,622	935,944
Eli Lilly & Company	57,004	47,080,174
Enliven Therapeutics, Inc. (A)(B)	5,177	101,883
Esperion Therapeutics, Inc. (A)	27,285	39,290
Evolus, Inc. (A)	8,150	98,045
EyePoint Pharmaceuticals, Inc. (A)	8,924	48,368
Fulcrum Therapeutics, Inc. (A)	9,374	26,997
Galderma Group AG (A)	10,665	1,127,109
GSK PLC	530,948	10,146,515
Haleon PLC	1,101,659	5,563,600
Harmony Biosciences Holdings, Inc. (A)	5,795	192,336
Harrow, Inc. (A)	4,395	116,907
Hikma Pharmaceuticals PLC	21,316	538,486
Innoviva, Inc. (A)	7,764	140,761
Ipsen SA	4,831	556,437
Jazz Pharmaceuticals PLC (A)	9,824	1,219,650
Johnson & Johnson	174,435	28,928,300
Kyowa Kirin Company, Ltd.	30,298	442,249
Ligand Pharmaceuticals, Inc. (A)	2,491	261,904
Liquidia Corp. (A)	8,676	127,971
MBX Biosciences, Inc. (A)(B)	1,367	10,088
MediWound, Ltd. (A)	1,248	19,369
Merck & Company, Inc.	183,275	16,450,764
Merck KGaA	16,555	2,278,131
Mind Medicine MindMed, Inc. (A)(B)	10,922	63,894
Nektar Therapeutics (A)	27,499	18,699
Neumora Therapeutics, Inc. (A)	12,376	12,376
Novartis AG (B)	252,457	28,040,348
Novo Nordisk A/S, Class B	412,528	28,207,962
Nuvation Bio, Inc. (A)	27,103	47,701
Ocular Therapeutix, Inc. (A)	22,355	163,862
Omeros Corp. (A)	8,101	66,590
Ono Pharmaceutical Company, Ltd.	47,909	515,436
Orion OYJ, Class B	13,883	824,607
Otsuka Holdings Company, Ltd.	56,567	2,947,706
Pacira BioSciences, Inc. (A)	6,753	167,812
Perrigo Company PLC	22,170	621,647
Pfizer, Inc.	410,583	10,404,173
Phathom Pharmaceuticals, Inc. (A)	5,277	33,087
Phibro Animal Health Corp., Class A	3,067	65,511
Pliant Therapeutics, Inc. (A)	8,595	11,603
Poseida Therapeutics, Inc. (A)(D)	9,992	4,996
Prestige Consumer Healthcare, Inc. (A)	7,056	606,604
Rapport Therapeutics, Inc. (A)	1,456	14,604
Recordati Industria Chimica e Farmaceutica SpA	14,733	834,887
Roche Holding AG	89,991	29,618,522
Roche Holding AG, Bearer Shares	4,100	1,423,152
Sandoz Group AG	53,542	2,245,232
Sanofi SA	145,614	16,122,648
Scilex Holding Company (A)	8,717	2,166
Septerna, Inc. (A)(B)	2,202	12,750
Shionogi & Company, Ltd.	96,860	1,462,074
SIGA Technologies, Inc. (A)	6,871	37,653
Supernus Pharmaceuticals, Inc. (A)	7,263	237,863
Takeda Pharmaceutical Company, Ltd.	203,783	6,039,878
Tarsus Pharmaceuticals, Inc. (A)	5,292	271,850
Terns Pharmaceuticals, Inc. (A)	9,470	26,137
Teva Pharmaceutical Industries, Ltd., ADR (A)	143,508	2,205,718

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Theravance Biopharma, Inc. (A)	6,081	$54,303
Third Harmonic Bio, Inc. (A)	3,152	10,937
Trevi Therapeutics, Inc. (A)	9,365	58,906
UCB SA	16,194	2,851,190
Ventyx Biosciences, Inc. (A)	9,522	10,950
Viatris, Inc.	86,480	753,241
WaVe Life Sciences, Ltd. (A)	12,805	103,464
Xeris Biopharma Holdings, Inc. (A)	20,838	114,401
Zevra Therapeutics, Inc. (A)	6,875	51,494
Zoetis, Inc.	32,262	5,311,938
		315,018,704
		747,630,289
Industrials – 12.5%
Aerospace and defense – 2.2%
AAR Corp. (A)	4,997	279,782
AeroVironment, Inc. (A)	4,054	483,196
AerSale Corp. (A)	5,396	40,416
Airbus SE	76,112	13,402,227
Archer Aviation, Inc., Class A (A)	47,178	335,436
Astronics Corp. (A)	4,282	103,496
Axon Enterprise, Inc. (A)	5,249	2,760,712
BAE Systems PLC	385,532	7,784,845
BWX Technologies, Inc.	14,860	1,465,939
Byrna Technologies, Inc. (A)	2,499	42,083
Cadre Holdings, Inc.	3,841	113,732
Curtiss-Wright Corp.	6,120	1,941,692
Dassault Aviation SA	2,517	829,920
Ducommun, Inc. (A)	2,004	116,292
Elbit Systems, Ltd.	3,424	1,313,099
Eve Holding, Inc. (A)(B)	6,315	20,966
General Dynamics Corp.	18,321	4,993,938
General Electric Company	77,665	15,544,650
Hexcel Corp.	13,184	721,956
Howmet Aerospace, Inc.	29,434	3,818,473
Huntington Ingalls Industries, Inc.	2,835	578,453
Intuitive Machines, Inc. (A)	4,268	31,797
Kongsberg Gruppen ASA	11,267	1,651,913
Kratos Defense & Security Solutions, Inc. (A)	21,159	628,211
L3Harris Technologies, Inc.	13,742	2,876,338
Leonardo DRS, Inc.	10,607	348,758
Leonardo SpA	51,839	2,524,498
Lockheed Martin Corp.	15,128	6,757,829
Melrose Industries PLC	164,685	1,016,570
Mercury Systems, Inc. (A)	7,476	322,141
Moog, Inc., Class A	4,018	696,520
MTU Aero Engines AG	6,894	2,395,475
National Presto Industries, Inc.	773	67,954
Northrop Grumman Corp.	9,780	5,007,458
Park Aerospace Corp.	3,051	41,036
Redwire Corp. (A)	3,397	28,161
Rheinmetall AG	5,579	7,983,116
Rocket Lab USA, Inc. (A)(B)	50,977	911,469
Rolls-Royce Holdings PLC (A)	1,089,389	10,588,164
RTX Corp.	96,434	12,773,648
Saab AB, B Shares	41,028	1,613,197
Safran SA	46,123	12,143,416
Singapore Technologies Engineering, Ltd.	199,978	1,004,320
Textron, Inc.	13,441	971,112
Thales SA	11,871	3,155,565
The Boeing Company (A)	54,163	9,237,500
TransDigm Group, Inc.	4,074	5,635,523
Triumph Group, Inc. (A)	10,570	267,844
V2X, Inc. (A)	2,483	121,791
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Virgin Galactic Holdings, Inc. (A)(B)	3,113	$9,432
Woodward, Inc.	9,646	1,760,299
		149,262,358
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,402	166,101
CH Robinson Worldwide, Inc.	8,564	876,954
DHL Group	122,966	5,279,331
DSV A/S	26,179	5,062,523
Expeditors International of Washington, Inc.	10,142	1,219,576
FedEx Corp.	16,003	3,901,211
Forward Air Corp. (A)	3,629	72,907
GXO Logistics, Inc. (A)	19,419	758,895
Hub Group, Inc., Class A	8,365	310,927
InPost SA (A)	28,820	422,970
Radiant Logistics, Inc. (A)	5,435	33,425
SG Holdings Company, Ltd.	41,014	409,029
United Parcel Service, Inc., Class B	52,989	5,828,260
		24,342,109
Building products – 0.8%
A.O. Smith Corp.	8,630	564,057
AAON, Inc.	10,963	856,539
Advanced Drainage Systems, Inc.	11,472	1,246,433
AGC, Inc.	25,067	763,108
Allegion PLC	6,298	821,637
American Woodmark Corp. (A)	2,197	129,250
Apogee Enterprises, Inc.	3,128	144,920
Assa Abloy AB, B Shares	128,383	3,854,217
AZZ, Inc.	4,186	349,991
Builders FirstSource, Inc. (A)	8,338	1,041,750
Carlisle Companies, Inc.	7,225	2,460,113
Carrier Global Corp.	58,323	3,697,678
Cie de Saint-Gobain SA	57,531	5,731,051
CSW Industrials, Inc.	2,374	692,068
Daikin Industries, Ltd.	33,790	3,666,844
Fortune Brands Innovations, Inc.	20,187	1,228,985
Geberit AG	4,282	2,682,615
Gibraltar Industries, Inc. (A)	4,374	256,579
Griffon Corp.	5,903	422,065
Insteel Industries, Inc.	2,884	75,849
Janus International Group, Inc. (A)	20,596	148,291
JELD-WEN Holding, Inc. (A)	12,818	76,523
Johnson Controls International PLC	47,558	3,809,871
Kingspan Group PLC	19,801	1,599,489
Lennox International, Inc.	2,323	1,302,808
Masco Corp.	15,631	1,086,980
Masterbrand, Inc. (A)	17,983	234,858
Nibe Industrier AB, B Shares	194,118	738,329
Owens Corning	13,940	1,990,911
Quanex Building Products Corp.	6,675	124,088
Resideo Technologies, Inc. (A)	20,645	365,417
ROCKWOOL A/S, B Shares	1,204	499,068
Simpson Manufacturing Company, Inc.	6,852	1,076,312
Tecnoglass, Inc.	3,202	229,103
Trane Technologies PLC	16,303	5,492,807
Trex Company, Inc. (A)	17,412	1,011,637
UFP Industries, Inc.	18,424	1,972,105
Zurn Elkay Water Solutions Corp.	20,479	675,397
		53,119,743
Commercial services and supplies – 0.7%
ABM Industries, Inc.	8,902	421,599
ACCO Brands Corp.	13,204	55,325
ACV Auctions, Inc., Class A (A)	21,098	297,271
Brambles, Ltd.	177,126	2,237,671

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
BrightView Holdings, Inc. (A)	8,279	$106,302
Casella Waste Systems, Inc., Class A (A)	8,880	990,209
CECO Environmental Corp. (A)	4,230	96,444
Cimpress PLC (A)	2,419	109,411
Cintas Corp.	24,836	5,104,543
Clean Harbors, Inc. (A)	8,233	1,622,724
Copart, Inc. (A)	63,516	3,594,370
CoreCivic, Inc. (A)	15,562	315,753
Dai Nippon Printing Company, Ltd.	49,717	707,842
Deluxe Corp.	6,132	96,947
Driven Brands Holdings, Inc. (A)	8,810	151,003
Ennis, Inc.	3,568	71,681
Enviri Corp. (A)	11,504	76,502
Healthcare Services Group, Inc. (A)	10,861	109,479
HNI Corp.	6,704	297,322
Interface, Inc.	8,218	163,045
LanzaTech Global, Inc. (A)	16,593	4,017
Liquidity Services, Inc. (A)	3,231	100,193
Matthews International Corp., Class A	4,391	97,656
MillerKnoll, Inc.	9,875	189,008
Montrose Environmental Group, Inc. (A)	4,687	66,837
MSA Safety, Inc.	6,379	935,736
OPENLANE, Inc. (A)	15,479	298,435
Perma-Fix Environmental Services, Inc. (A)	2,277	16,554
Pitney Bowes, Inc.	23,342	211,245
Pursuit Attractions and Hospitality, Inc. (A)	2,987	105,710
Quad/Graphics, Inc.	4,641	25,293
RB Global, Inc.	29,969	3,005,891
Rentokil Initial PLC	323,368	1,467,488
Republic Services, Inc.	14,747	3,571,134
Rollins, Inc.	20,351	1,099,565
Secom Company, Ltd.	53,790	1,832,039
Securitas AB, B Shares	62,996	891,454
Steelcase, Inc., Class A	12,994	142,414
Tetra Tech, Inc.	43,558	1,274,072
The Brink's Company	13,370	1,151,959
The GEO Group, Inc. (A)	18,128	529,519
TOPPAN Holdings, Inc.	30,617	836,985
UniFirst Corp.	2,137	371,838
Veralto Corp.	17,918	1,746,109
Virco Manufacturing Corp.	1,620	15,325
VSE Corp.	2,607	312,814
Waste Management, Inc.	26,462	6,126,218
		43,050,951
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	22,836	1,306,978
AECOM	21,563	1,999,537
Ameresco, Inc., Class A (A)	4,706	56,848
Arcosa, Inc.	6,881	530,663
Argan, Inc.	1,826	239,516
Bouygues SA	24,270	956,731
Bowman Consulting Group, Ltd. (A)	2,076	45,319
Centuri Holdings, Inc. (A)(B)	2,244	36,779
Comfort Systems USA, Inc.	5,766	1,858,555
Construction Partners, Inc., Class A (A)	6,865	493,388
Dycom Industries, Inc. (A)	4,041	615,606
Eiffage SA	8,787	1,023,059
EMCOR Group, Inc.	7,476	2,763,354
Ferrovial SE	60,742	2,716,851
Fluor Corp. (A)	52,140	1,867,655
Granite Construction, Inc.	6,236	470,194
Great Lakes Dredge & Dock Corp. (A)	9,597	83,494
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
IES Holdings, Inc. (A)	1,176	$194,169
Kajima Corp.	50,787	1,038,869
Limbach Holdings, Inc. (A)	1,469	109,396
MasTec, Inc. (A)	10,005	1,167,684
Matrix Service Company (A)	3,914	48,651
MYR Group, Inc. (A)	2,296	259,655
Northwest Pipe Company (A)	1,408	58,150
Obayashi Corp.	83,176	1,109,596
Orion Group Holdings, Inc. (A)	4,855	25,392
Primoris Services Corp.	7,582	435,283
Quanta Services, Inc.	10,695	2,718,455
Skanska AB, B Shares	43,589	962,054
Sterling Infrastructure, Inc. (A)	4,246	480,690
Taisei Corp.	21,116	939,906
Tutor Perini Corp. (A)	6,261	145,130
Valmont Industries, Inc.	3,256	929,165
Vinci SA	63,346	7,985,404
		35,672,176
Electrical equipment – 1.2%
ABB, Ltd.	202,577	10,452,553
Acuity, Inc.	4,982	1,312,010
Allient, Inc.	2,187	48,070
American Superconductor Corp. (A)	5,049	91,589
AMETEK, Inc.	16,759	2,884,894
Array Technologies, Inc. (A)	22,351	108,849
Atkore, Inc.	5,107	306,369
Blink Charging Company (A)(B)	15,487	14,212
Bloom Energy Corp., Class A (A)	28,667	563,593
ChargePoint Holdings, Inc. (A)(B)	60,133	36,380
Eaton Corp. PLC	28,633	7,783,308
Emerson Electric Company	40,693	4,461,581
Energy Vault Holdings, Inc. (A)	16,306	11,339
EnerSys	12,136	1,111,415
Enovix Corp. (A)(B)	23,055	169,224
Fluence Energy, Inc. (A)	8,970	43,505
FuelCell Energy, Inc. (A)(B)	2,402	11,025
Fuji Electric Company, Ltd.	17,211	735,766
Fujikura, Ltd.	32,213	1,193,004
GE Vernova, Inc.	19,971	6,096,747
Generac Holdings, Inc. (A)	4,311	545,988
GrafTech International, Ltd. (A)	38,187	33,391
Hubbell, Inc.	3,889	1,286,909
Hyliion Holdings Corp. (A)	20,778	29,089
Legrand SA	33,591	3,557,403
LSI Industries, Inc.	4,242	72,114
Mitsubishi Electric Corp.	243,611	4,492,739
NANO Nuclear Energy, Inc. (A)(B)	3,572	94,515
Net Power, Inc. (A)	3,329	8,755
NEXTracker, Inc., Class A (A)	43,917	1,850,662
Nidec Corp.	106,929	1,794,512
NuScale Power Corp. (A)(B)	13,247	187,578
nVent Electric PLC	26,784	1,404,017
Plug Power, Inc. (A)(B)	111,627	150,696
Powell Industries, Inc.	1,339	228,072
Preformed Line Products Company	381	53,374
Prysmian SpA	35,993	1,981,306
Regal Rexnord Corp.	10,762	1,225,254
Rockwell Automation, Inc.	8,179	2,113,290
Schneider Electric SE	70,046	16,169,787
Sensata Technologies Holding PLC	24,305	589,882
Shoals Technologies Group, Inc., Class A (A)	24,424	81,088
Siemens Energy AG (A)	81,907	4,855,608
Sunrun, Inc. (A)	31,370	183,828
T1 Energy, Inc. (A)(B)	16,573	20,882

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (A)	4,970	$138,415
Vestas Wind Systems A/S (A)	129,353	1,789,533
Vicor Corp. (A)	3,327	155,637
		82,529,757
Ground transportation – 0.8%
ArcBest Corp.	3,373	238,066
Avis Budget Group, Inc. (A)(B)	2,741	208,042
Central Japan Railway Company	98,949	1,887,367
Covenant Logistics Group, Inc.	2,334	51,815
CSX Corp.	139,716	4,111,842
East Japan Railway Company	116,245	2,291,254
FTAI Infrastructure, Inc.	14,782	66,962
Grab Holdings, Ltd., Class A (A)	295,271	1,337,578
Hankyu Hanshin Holdings, Inc.	29,167	784,805
Heartland Express, Inc.	7,009	64,623
Hertz Global Holdings, Inc. (A)(B)	18,667	73,548
JB Hunt Transport Services, Inc.	5,771	853,819
Knight-Swift Transportation Holdings, Inc.	26,309	1,144,178
Landstar System, Inc.	5,739	861,998
Marten Transport, Ltd.	8,950	122,794
MTR Corp., Ltd.	199,330	653,037
Norfolk Southern Corp.	16,391	3,882,208
Old Dominion Freight Line, Inc.	13,612	2,252,105
Proficient Auto Logistics, Inc. (A)	2,449	20,498
RXO, Inc. (A)	23,691	452,498
Ryder System, Inc.	6,839	983,517
Saia, Inc. (A)	4,322	1,510,236
Tokyo Metro Company, Ltd.	37,210	452,180
Tokyu Corp.	68,033	765,919
Uber Technologies, Inc. (A)	151,214	11,017,452
Union Pacific Corp.	43,629	10,306,915
Universal Logistics Holdings, Inc.	1,044	27,395
Werner Enterprises, Inc.	8,818	258,367
West Japan Railway Company	57,315	1,118,070
XPO, Inc. (A)	19,053	2,049,722
		49,848,810
Industrial conglomerates – 0.9%
3M Company	39,454	5,794,214
Brookfield Business Corp., Class A	3,885	103,419
CK Hutchison Holdings, Ltd.	343,415	1,935,808
DCC PLC	12,677	847,227
Hikari Tsushin, Inc.	2,268	585,358
Hitachi, Ltd.	593,896	13,944,323
Honeywell International, Inc.	47,111	9,975,754
Investment AB Latour, B Shares	18,965	516,226
Jardine Matheson Holdings, Ltd.	20,545	867,672
Keppel, Ltd.	186,556	951,607
Lifco AB, B Shares	29,859	1,059,212
Sekisui Chemical Company, Ltd.	48,397	825,450
Siemens AG	97,348	22,482,152
Smiths Group PLC	43,911	1,101,857
Swire Pacific, Ltd., Class A	51,593	455,354
		61,445,633
Machinery – 2.4%
3D Systems Corp. (A)	18,972	40,221
AGCO Corp.	10,068	931,995
Alamo Group, Inc.	1,445	257,513
Albany International Corp., Class A	4,466	308,333
Alfa Laval AB	37,060	1,588,952
Alstom SA (A)	44,336	982,072
Astec Industries, Inc.	3,332	114,787
Atlas Copco AB, A Shares	344,057	5,495,770
Atlas Copco AB, B Shares	199,931	2,811,453
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Atmus Filtration Technologies, Inc.	11,848	$435,177
Blue Bird Corp. (A)	4,570	147,931
Caterpillar, Inc.	34,570	11,401,186
Chart Industries, Inc. (A)	12,937	1,867,585
CNH Industrial NV	142,077	1,744,706
Columbus McKinnon Corp.	4,077	69,024
Crane Company	7,905	1,210,888
Cummins, Inc.	9,939	3,115,280
Daifuku Company, Ltd.	41,354	1,016,543
Daimler Truck Holding AG	60,858	2,465,331
Deere & Company	18,290	8,584,412
Donaldson Company, Inc.	19,407	1,301,433
Douglas Dynamics, Inc.	3,375	78,401
Dover Corp.	9,940	1,746,259
Energy Recovery, Inc. (A)	8,335	132,443
Enerpac Tool Group Corp.	7,716	346,140
Enpro, Inc.	2,985	482,943
Epiroc AB, A Shares	84,413	1,699,599
Epiroc AB, B Shares	49,951	879,801
Esab Corp.	9,234	1,075,761
ESCO Technologies, Inc.	3,711	590,494
FANUC Corp. (B)	121,128	3,300,222
Federal Signal Corp.	8,510	625,911
Flowserve Corp.	21,349	1,042,685
Fortive Corp.	24,212	1,771,834
Franklin Electric Company, Inc.	6,426	603,273
GEA Group AG	19,867	1,207,693
Gencor Industries, Inc. (A)	1,670	20,307
Graco, Inc.	27,439	2,291,431
Graham Corp. (A)	1,482	42,711
Helios Technologies, Inc.	4,782	153,454
Hillenbrand, Inc.	10,174	245,600
Hillman Solutions Corp. (A)	27,796	244,327
Hoshizaki Corp.	13,919	538,785
Hyster-Yale, Inc.	1,631	67,752
IDEX Corp.	5,486	992,801
Illinois Tool Works, Inc.	19,173	4,755,096
Indutrade AB	34,999	969,888
Ingersoll Rand, Inc.	29,199	2,336,796
ITT, Inc.	13,228	1,708,528
JBT Marel Corp.	6,667	814,707
Kadant, Inc.	1,665	560,955
Kennametal, Inc.	10,981	233,895
Knorr-Bremse AG	9,292	845,617
Komatsu, Ltd.	115,717	3,388,555
Kone OYJ, B Shares	43,536	2,402,126
Kubota Corp.	125,306	1,548,456
LB Foster Company, Class A (A)	1,347	26,509
Lincoln Electric Holdings, Inc.	9,170	1,734,597
Lindsay Corp.	1,567	198,257
Luxfer Holdings PLC	4,060	48,152
Makita Corp.	30,487	1,010,140
Mayville Engineering Company, Inc. (A)	1,976	26,538
Metso OYJ	79,637	825,694
Miller Industries, Inc.	1,563	66,224
MINEBEA MITSUMI, Inc.	46,499	679,653
Mitsubishi Heavy Industries, Ltd.	410,523	7,050,151
Mueller Industries, Inc.	34,338	2,614,495
Mueller Water Products, Inc., Class A	22,163	563,383
NN, Inc. (A)	7,578	17,126
Nordson Corp.	3,936	793,970
Omega Flex, Inc.	589	20,485
Oshkosh Corp.	10,573	994,708
Otis Worldwide Corp.	28,941	2,986,711
PACCAR, Inc.	37,986	3,698,697

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	9,326	$5,668,809
Park-Ohio Holdings Corp.	1,278	27,605
Pentair PLC	11,971	1,047,223
Proto Labs, Inc. (A)	3,663	128,352
Rational AG	655	545,717
RBC Bearings, Inc. (A)	5,082	1,635,235
REV Group, Inc.	7,289	230,332
Sandvik AB	136,572	2,872,312
Schindler Holding AG	3,007	911,279
Schindler Holding AG, Participation Certificates	5,216	1,634,755
SKF AB, B Shares (B)	43,691	885,117
SMC Corp.	7,335	2,624,784
Snap-on, Inc.	3,804	1,281,986
Spirax Group PLC	9,429	760,107
SPX Technologies, Inc. (A)	6,382	821,874
Standex International Corp.	1,655	267,100
Stanley Black & Decker, Inc.	11,169	858,673
Techtronic Industries Company, Ltd.	176,024	2,109,520
Tennant Company	2,667	212,693
Terex Corp.	20,201	763,194
The Eastern Company	822	20,813
The Gorman-Rupp Company	3,040	106,704
The Greenbrier Companies, Inc.	4,376	224,139
The Manitowoc Company, Inc. (A)	5,200	44,668
The Middleby Corp. (A)	8,742	1,328,609
The Shyft Group, Inc.	5,003	40,474
The Timken Company	10,369	745,220
The Toro Company	16,352	1,189,608
Titan International, Inc. (A)	7,430	62,338
Toyota Industries Corp.	20,868	1,784,782
Trelleborg AB, B Shares	27,289	1,014,922
Trinity Industries, Inc.	11,672	327,516
VAT Group AG (C)	3,458	1,246,477
Volvo AB, B Shares (B)	203,466	5,969,356
Wabash National Corp.	6,343	70,090
Wabtec Corp.	12,454	2,258,533
Wartsila OYJ ABP	64,424	1,149,546
Watts Water Technologies, Inc., Class A	8,309	1,694,371
Worthington Enterprises, Inc.	4,574	229,112
Xylem, Inc.	17,602	2,102,735
Yangzijiang Shipbuilding Holdings, Ltd.	330,876	580,696
Yaskawa Electric Corp.	29,036	727,587
		157,196,291
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	375	642,378
A.P. Moller - Maersk A/S, Series B	583	1,014,670
Costamare, Inc.	6,045	59,483
Genco Shipping & Trading, Ltd.	6,103	81,536
Golden Ocean Group, Ltd.	17,499	139,642
Himalaya Shipping, Ltd. (A)(B)	4,804	26,326
Kawasaki Kisen Kaisha, Ltd. (B)	47,566	646,536
Kirby Corp. (A)	9,328	942,221
Kuehne + Nagel International AG	6,187	1,428,769
Matson, Inc.	4,661	597,400
Mitsui OSK Lines, Ltd. (B)	44,118	1,536,065
Nippon Yusen KK (B)	56,097	1,853,899
Pangaea Logistics Solutions, Ltd.	4,892	23,286
Safe Bulkers, Inc.	8,781	32,402
SITC International Holdings Company, Ltd.	172,096	467,953
		9,492,566
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	20,001	984,449
Allegiant Travel Company	2,198	113,527
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
American Airlines Group, Inc. (A)	106,859	$1,127,362
ANA Holdings, Inc.	20,471	377,869
Blade Air Mobility, Inc. (A)	8,378	22,872
Delta Air Lines, Inc.	46,450	2,025,220
Deutsche Lufthansa AG	76,856	559,990
Frontier Group Holdings, Inc. (A)	6,255	27,147
Japan Airlines Company, Ltd.	18,478	316,516
JetBlue Airways Corp. (A)	44,719	215,546
Joby Aviation, Inc. (A)(B)	60,505	364,240
Qantas Airways, Ltd.	94,973	541,454
Singapore Airlines, Ltd.	190,705	960,672
SkyWest, Inc. (A)	5,581	487,612
Southwest Airlines Company	43,452	1,459,118
Sun Country Airlines Holdings, Inc. (A)	5,595	68,930
United Airlines Holdings, Inc. (A)	23,828	1,645,323
Wheels Up Experience, Inc. (A)(B)	13,405	13,539
		11,311,386
Professional services – 1.2%
Alight, Inc., Class A	60,349	357,870
Asure Software, Inc. (A)	3,751	35,822
Automatic Data Processing, Inc.	29,521	9,019,551
Barrett Business Services, Inc.	3,638	149,704
BlackSky Technology, Inc. (A)	3,198	24,721
Broadridge Financial Solutions, Inc.	8,469	2,053,394
Bureau Veritas SA	40,695	1,234,689
CACI International, Inc., Class A (A)	3,643	1,336,690
CBIZ, Inc. (A)	6,866	520,855
Computershare, Ltd.	67,527	1,664,474
Concentrix Corp.	7,528	418,858
Conduent, Inc. (A)	22,658	61,177
CRA International, Inc.	940	162,808
CSG Systems International, Inc.	4,155	251,253
Dayforce, Inc. (A)	11,425	666,420
Equifax, Inc.	8,980	2,187,169
ExlService Holdings, Inc. (A)	48,395	2,284,728
Experian PLC	117,810	5,458,759
Exponent, Inc.	15,424	1,250,269
First Advantage Corp. (A)	8,728	122,978
Forrester Research, Inc. (A)	2,029	18,748
Franklin Covey Company (A)	1,724	47,617
FTI Consulting, Inc. (A)	5,740	941,819
Genpact, Ltd.	26,113	1,315,573
Heidrick & Struggles International, Inc.	2,842	121,723
Huron Consulting Group, Inc. (A)	2,491	357,334
IBEX Holdings, Ltd. (A)	1,357	33,043
ICF International, Inc.	2,662	226,190
Innodata, Inc. (A)	3,864	138,718
Insperity, Inc.	10,880	970,822
Intertek Group PLC	20,673	1,344,246
Jacobs Solutions, Inc.	9,002	1,088,252
KBR, Inc.	21,653	1,078,536
Kelly Services, Inc., Class A	4,580	60,319
Kforce, Inc.	2,595	126,870
Korn Ferry	7,261	492,514
Legalzoom.com, Inc. (A)	18,335	157,864
Leidos Holdings, Inc.	9,165	1,236,725
ManpowerGroup, Inc.	7,627	441,451
Maximus, Inc.	17,325	1,181,392
Mistras Group, Inc. (A)	3,059	32,364
NV5 Global, Inc. (A)	8,513	164,046
Parsons Corp. (A)	7,593	449,582
Paychex, Inc.	23,207	3,580,376
Paycom Software, Inc.	3,523	769,705
Paylocity Holding Corp. (A)	7,084	1,327,117
Planet Labs PBC (A)	31,530	106,571

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Randstad NV (B)	13,901	$577,812
Recruit Holdings Company, Ltd.	179,628	9,306,747
RELX PLC (Euronext Amsterdam Exchange)	238,203	11,965,084
Resolute Holdings Management, Inc. (A)	292	9,151
Resources Connection, Inc.	4,990	32,635
Science Applications International Corp.	7,944	891,873
SGS SA	19,419	1,934,884
Spire Global, Inc. (A)(B)	3,298	26,681
Teleperformance SE	6,902	694,004
TriNet Group, Inc.	4,561	361,414
TrueBlue, Inc. (A)	5,073	26,938
Upwork, Inc. (A)	17,721	231,259
Verisk Analytics, Inc.	10,231	3,044,950
Verra Mobility Corp. (A)	23,416	527,094
Willdan Group, Inc. (A)	1,853	75,454
WNS Holdings, Ltd. (A)	6,130	376,934
Wolters Kluwer NV	30,551	4,756,674
		81,911,294
Trading companies and distributors – 1.0%
AddTech AB, B Shares	33,292	975,041
AerCap Holdings NV	24,890	2,543,011
Alta Equipment Group, Inc.	4,375	20,519
Applied Industrial Technologies, Inc.	11,656	2,626,563
Ashtead Group PLC	55,875	3,020,979
Beacon Roofing Supply, Inc. (A)	8,772	1,085,096
Beijer Ref AB	49,303	693,562
BlueLinx Holdings, Inc. (A)	1,168	87,577
Boise Cascade Company	5,518	541,261
Brenntag SE	15,720	1,018,932
Bunzl PLC	42,361	1,629,475
Core & Main, Inc., Class A (A)	30,907	1,493,117
Custom Truck One Source, Inc. (A)	7,798	32,908
Distribution Solutions Group, Inc. (A)	1,613	45,164
DNOW, Inc. (A)	15,125	258,335
DXP Enterprises, Inc. (A)	1,779	146,341
Fastenal Company	41,506	3,218,790
FTAI Aviation, Ltd.	14,436	1,602,829
GATX Corp.	10,832	1,681,885
Global Industrial, Inc.	2,293	51,363
GMS, Inc. (A)	5,548	405,947
H&E Equipment Services, Inc.	4,591	435,181
Herc Holdings, Inc.	3,997	536,677
Hudson Technologies, Inc. (A)	6,952	42,894
IMCD NV	7,571	1,007,560
ITOCHU Corp.	152,256	7,068,172
Karat Packaging, Inc.	1,042	27,696
Marubeni Corp.	180,817	2,900,631
McGrath RentCorp	3,534	393,688
Mitsubishi Corp.	437,943	7,731,778
Mitsui & Company, Ltd.	323,287	6,095,001
MonotaRO Company, Ltd.	32,109	599,820
MRC Global, Inc. (A)	12,156	139,551
MSC Industrial Direct Company, Inc., Class A	7,262	564,040
Reece, Ltd.	28,960	287,345
Rexel SA	28,651	772,171
Rush Enterprises, Inc., Class A	8,569	457,670
Rush Enterprises, Inc., Class B	1,393	78,732
SGH, Ltd.	26,066	818,233
Sumitomo Corp.	139,617	3,185,759
Titan Machinery, Inc. (A)	3,213	54,750
Toyota Tsusho Corp.	81,632	1,375,324
Transcat, Inc. (A)	1,310	97,530
United Rentals, Inc.	4,754	2,979,332
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc.	3,211	$3,171,922
Watsco, Inc.	5,660	2,876,978
WESCO International, Inc.	7,216	1,120,645
Willis Lease Finance Corp.	415	65,558
Xometry, Inc., Class A (A)	6,073	151,339
		68,214,672
Transportation infrastructure – 0.1%
Aena SME SA (C)	9,607	2,253,840
Aeroports de Paris SA	4,436	451,599
Auckland International Airport, Ltd.	215,425	999,808
Getlink SE	38,747	669,195
Sky Harbour Group Corp. (A)(B)	1,246	16,210
Transurban Group	397,591	3,348,782
		7,739,434
		835,137,180
Information technology – 19.1%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	11,514	100,402
Applied Optoelectronics, Inc. (A)	5,716	87,741
Arista Networks, Inc. (A)	74,843	5,798,836
Aviat Networks, Inc. (A)	1,829	35,062
Calix, Inc. (A)	8,478	300,460
Ciena Corp. (A)	23,095	1,395,631
Cisco Systems, Inc.	287,653	17,751,067
Clearfield, Inc. (A)	1,790	53,199
CommScope Holding Company, Inc. (A)	30,699	163,012
Digi International, Inc. (A)	5,126	142,657
Extreme Networks, Inc. (A)	18,333	242,546
F5, Inc. (A)	4,209	1,120,730
Harmonic, Inc. (A)	15,777	151,301
Juniper Networks, Inc.	23,990	868,198
Lumentum Holdings, Inc. (A)	11,245	701,013
Motorola Solutions, Inc.	12,108	5,301,003
NETGEAR, Inc. (A)	4,060	99,308
NetScout Systems, Inc. (A)	9,949	209,028
Nokia OYJ	646,247	3,403,647
Ribbon Communications, Inc. (A)	13,332	52,261
Telefonaktiebolaget LM Ericsson, B Shares (B)	355,814	2,768,500
Viasat, Inc. (A)	17,863	186,132
Viavi Solutions, Inc. (A)	31,226	349,419
		41,281,153
Electronic equipment, instruments and components – 1.0%
Advanced Energy Industries, Inc.	5,316	506,668
Aeva Technologies, Inc. (A)	5,727	40,089
Amphenol Corp., Class A	87,347	5,729,090
Arlo Technologies, Inc. (A)	14,020	138,377
Arrow Electronics, Inc. (A)	8,478	880,271
Avnet, Inc.	14,058	676,049
Badger Meter, Inc.	4,169	793,152
Bel Fuse, Inc., Class A	259	18,664
Bel Fuse, Inc., Class B	1,474	110,344
Belden, Inc.	12,273	1,230,368
Benchmark Electronics, Inc.	5,040	191,671
CDW Corp.	9,655	1,547,310
Climb Global Solutions, Inc.	616	68,228
Cognex Corp.	27,604	823,427
Coherent Corp. (A)	25,183	1,635,384
Corning, Inc.	55,830	2,555,897
Crane NXT Company	7,991	410,737
CTS Corp.	4,308	178,997
Daktronics, Inc. (A)	5,435	66,198
ePlus, Inc. (A)	3,744	228,496
Evolv Technologies Holdings, Inc. (A)	19,141	59,720

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Fabrinet (A)	11,034	$2,179,325
FARO Technologies, Inc. (A)	2,834	77,368
Flex, Ltd. (A)	62,257	2,059,462
Halma PLC	48,629	1,631,579
Hexagon AB, B Shares	265,937	2,842,804
Insight Enterprises, Inc. (A)	3,861	579,111
IPG Photonics Corp. (A)	4,287	270,681
Itron, Inc. (A)	6,417	672,245
Jabil, Inc.	7,677	1,044,609
Keyence Corp.	24,922	9,799,576
Keysight Technologies, Inc. (A)	12,573	1,883,058
Kimball Electronics, Inc. (A)	3,689	60,684
Knowles Corp. (A)	12,502	190,030
Kyocera Corp.	164,456	1,857,536
Lightwave Logic, Inc. (A)(B)	18,238	18,694
Littelfuse, Inc.	4,033	793,452
Methode Electronics, Inc.	5,541	35,352
MicroVision, Inc. (A)(B)	29,092	36,074
Mirion Technologies, Inc. (A)	29,291	424,720
Murata Manufacturing Company, Ltd.	213,724	3,296,681
Napco Security Technologies, Inc.	5,032	115,837
nLight, Inc. (A)	7,045	54,740
Novanta, Inc. (A)	10,940	1,398,898
Omron Corp.	22,455	634,055
OSI Systems, Inc. (A)	2,239	435,127
Ouster, Inc. (A)	6,500	58,370
PAR Technology Corp. (A)	4,811	295,107
PC Connection, Inc.	1,638	102,244
Plexus Corp. (A)	3,799	486,766
Powerfleet, Inc. (A)	13,699	75,208
Richardson Electronics, Ltd.	1,964	21,918
Rogers Corp. (A)	2,697	182,128
Sanmina Corp. (A)	7,584	577,749
ScanSource, Inc. (A)	3,357	114,172
Shimadzu Corp.	30,339	757,827
SmartRent, Inc. (A)	29,661	35,890
TD SYNNEX Corp.	12,243	1,272,782
TDK Corp.	248,988	2,609,166
TE Connectivity PLC	21,674	3,062,970
Teledyne Technologies, Inc. (A)	3,376	1,680,269
Trimble, Inc. (A)	17,693	1,161,545
TTM Technologies, Inc. (A)	14,389	295,118
Vishay Intertechnology, Inc.	17,937	285,198
Vishay Precision Group, Inc. (A)	2,016	48,565
Vontier Corp.	24,165	793,820
Yokogawa Electric Corp.	29,247	570,784
Zebra Technologies Corp., Class A (A)	3,737	1,055,927
		65,824,358
IT services – 0.9%
Accenture PLC, Class A	45,272	14,126,675
Akamai Technologies, Inc. (A)	10,884	876,162
Applied Digital Corp. (A)(B)	26,985	151,656
ASGN, Inc. (A)	13,293	837,725
Backblaze, Inc., Class A (A)	6,003	28,994
BigBear.ai Holdings, Inc. (A)(B)	14,952	42,763
BigCommerce Holdings, Inc., Series 1 (A)	10,282	59,224
Capgemini SE	19,753	2,968,047
Cognizant Technology Solutions Corp., Class A	35,923	2,748,110
Couchbase, Inc. (A)	5,742	90,437
DigitalOcean Holdings, Inc. (A)	9,317	311,095
EPAM Systems, Inc. (A)	4,109	693,764
Fastly, Inc., Class A (A)	18,821	119,137
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fujitsu, Ltd.	225,494	$4,487,530
Gartner, Inc. (A)	5,589	2,345,927
GoDaddy, Inc., Class A (A)	10,172	1,832,384
Grid Dynamics Holdings, Inc. (A)	8,259	129,253
IBM Corp.	66,992	16,658,231
Information Services Group, Inc.	7,463	29,180
Kyndryl Holdings, Inc. (A)	37,814	1,187,360
NEC Corp.	157,270	3,349,965
Nomura Research Institute, Ltd.	48,393	1,575,306
NTT Data Group Corp. (B)	80,841	1,464,438
Obic Company, Ltd.	41,463	1,195,503
Otsuka Corp.	29,205	632,329
Rackspace Technology, Inc. (A)	10,330	17,458
SCSK Corp.	20,038	495,493
The Hackett Group, Inc.	3,662	107,004
TIS, Inc.	27,233	753,616
Tucows, Inc., Class A (A)	1,338	22,585
Unisys Corp. (A)	9,627	44,188
VeriSign, Inc. (A)	5,988	1,520,174
Wix.com, Ltd. (A)	6,771	1,106,246
		62,007,959
Semiconductors and semiconductor equipment – 6.3%
ACM Research, Inc., Class A (A)	7,271	169,705
Advanced Micro Devices, Inc. (A)	117,575	12,079,656
Advantest Corp.	98,135	4,374,510
Aehr Test Systems (A)(B)	4,110	29,962
Allegro MicroSystems, Inc. (A)	21,244	533,862
Alpha & Omega Semiconductor, Ltd. (A)	3,425	85,146
Ambarella, Inc. (A)	5,407	272,134
Amkor Technology, Inc.	18,436	332,954
Analog Devices, Inc.	35,972	7,254,473
Applied Materials, Inc.	58,715	8,520,721
ASM International NV	6,003	2,735,525
ASML Holding NV	50,446	33,383,806
Axcelis Technologies, Inc. (A)	4,603	228,631
BE Semiconductor Industries NV	10,394	1,086,239
Broadcom, Inc.	339,302	56,809,334
CEVA, Inc. (A)	3,395	86,946
Cirrus Logic, Inc. (A)	8,636	860,621
Cohu, Inc. (A)	6,714	98,763
Credo Technology Group Holding, Ltd. (A)	20,499	823,240
Diodes, Inc. (A)	6,502	280,691
Disco Corp.	11,800	2,409,815
Enphase Energy, Inc. (A)	9,789	607,407
Entegris, Inc.	24,559	2,148,421
Everspin Technologies, Inc. (A)	3,407	17,376
First Solar, Inc. (A)	7,757	980,718
FormFactor, Inc. (A)	11,048	312,548
Ichor Holdings, Ltd. (A)	4,780	108,076
Impinj, Inc. (A)	3,265	296,136
Indie Semiconductor, Inc., Class A (A)	24,153	49,151
Infineon Technologies AG	167,275	5,576,091
Intel Corp.	312,482	7,096,466
KLA Corp.	9,594	6,522,001
Kulicke & Soffa Industries, Inc.	7,534	248,471
Lam Research Corp.	93,221	6,777,167
Lasertec Corp.	10,266	882,366
Lattice Semiconductor Corp. (A)	22,421	1,175,981
MACOM Technology Solutions Holdings, Inc. (A)	9,665	970,173
MaxLinear, Inc. (A)	11,469	124,553
Microchip Technology, Inc.	38,907	1,883,488
Micron Technology, Inc.	80,330	6,979,874
MKS Instruments, Inc.	10,937	876,601

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	3,423	$1,985,272
Navitas Semiconductor Corp. (A)	18,541	38,009
Nova, Ltd. (A)	3,750	696,217
NVE Corp.	698	44,491
NVIDIA Corp.	1,772,725	192,127,936
NXP Semiconductors NV	18,414	3,499,765
ON Semiconductor Corp. (A)	30,850	1,255,287
Onto Innovation, Inc. (A)	8,026	973,875
PDF Solutions, Inc. (A)	4,480	85,613
Penguin Solutions, Inc. (A)	7,475	129,841
Photronics, Inc. (A)	8,638	179,325
Power Integrations, Inc.	17,354	876,377
Qualcomm, Inc.	80,042	12,295,252
Rambus, Inc. (A)	32,486	1,681,963
Renesas Electronics Corp.	215,646	2,892,384
Rigetti Computing, Inc. (A)(B)	27,231	215,670
SCREEN Holdings Company, Ltd.	10,410	679,164
Semtech Corp. (A)	10,834	372,690
Silicon Laboratories, Inc. (A)	9,846	1,108,364
SiTime Corp. (A)	2,652	405,411
SkyWater Technology, Inc. (A)	4,006	28,403
Skyworks Solutions, Inc.	11,571	747,834
STMicroelectronics NV	86,727	1,901,708
Synaptics, Inc. (A)	11,985	763,684
Teradyne, Inc.	11,800	974,680
Texas Instruments, Inc.	66,091	11,876,553
Tokyo Electron, Ltd.	57,391	7,870,173
Ultra Clean Holdings, Inc. (A)	6,266	134,155
Universal Display Corp.	7,173	1,000,490
Veeco Instruments, Inc. (A)	7,857	157,769
		423,088,154
Software – 6.4%
8x8, Inc. (A)	18,812	37,624
A10 Networks, Inc.	10,232	167,191
ACI Worldwide, Inc. (A)	14,999	820,595
Adeia, Inc.	15,826	209,220
Adobe, Inc. (A)	31,504	12,082,729
Agilysys, Inc. (A)	3,216	233,289
Alarm.com Holdings, Inc. (A)	6,753	375,804
Alkami Technology, Inc. (A)	9,058	237,773
Amplitude, Inc., Class A (A)	11,643	118,642
ANSYS, Inc. (A)	6,336	2,005,724
Appfolio, Inc., Class A (A)	3,777	830,562
Appian Corp., Class A (A)	5,780	166,522
Arteris, Inc. (A)	4,260	29,437
Asana, Inc., Class A (A)	11,701	170,484
AudioEye, Inc. (A)	1,091	12,110
Aurora Innovation, Inc. (A)	136,759	919,704
Autodesk, Inc. (A)	15,577	4,078,059
AvePoint, Inc. (A)	18,447	266,375
BILL Holdings, Inc. (A)	15,242	699,455
Bit Digital, Inc. (A)	17,426	35,201
Blackbaud, Inc. (A)	11,982	743,483
Blackline, Inc. (A)	8,209	397,480
Blend Labs, Inc., Class A (A)	34,086	114,188
Box, Inc., Class A (A)	19,975	616,429
Braze, Inc., Class A (A)	9,432	340,307
c3.ai, Inc., Class A (A)(B)	15,489	326,043
Cadence Design Systems, Inc. (A)	19,871	5,053,791
Cerence, Inc. (A)	6,091	48,119
Check Point Software Technologies, Ltd. (A)	11,270	2,568,658
Cipher Mining, Inc. (A)(B)	28,341	65,184
CleanSpark, Inc. (A)(B)	40,347	271,132
Clear Secure, Inc., Class A	12,531	324,678
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Clearwater Analytics Holdings, Inc., Class A (A)	26,683	$715,104
CommVault Systems, Inc. (A)	13,358	2,107,358
Consensus Cloud Solutions, Inc. (A)	2,588	59,731
Core Scientific, Inc. (A)	25,417	184,019
Crowdstrike Holdings, Inc., Class A (A)	17,824	6,284,386
CS Disco, Inc. (A)	5,030	20,573
CyberArk Software, Ltd. (A)	5,998	2,027,324
Daily Journal Corp. (A)	199	79,142
Dassault Systemes SE	85,720	3,263,591
Digimarc Corp. (A)	2,257	28,935
Digital Turbine, Inc. (A)	14,347	38,952
DocuSign, Inc. (A)	32,830	2,672,362
Dolby Laboratories, Inc., Class A	9,946	798,763
Domo, Inc., Class B (A)	5,249	40,732
Dropbox, Inc., Class A (A)	35,173	939,471
D-Wave Quantum, Inc. (A)(B)	26,384	200,518
Dynatrace, Inc. (A)	48,646	2,293,659
E2open Parent Holdings, Inc. (A)	30,439	60,878
eGain Corp. (A)	3,318	16,092
Enfusion, Inc., Class A (A)	7,126	79,455
EverCommerce, Inc. (A)	3,398	34,252
Fair Isaac Corp. (A)	1,764	3,253,098
Fortinet, Inc. (A)	46,090	4,436,623
Freshworks, Inc., Class A (A)	29,629	418,065
Gen Digital, Inc.	39,288	1,042,704
Guidewire Software, Inc. (A)	13,572	2,542,850
Hut 8 Corp. (A)	11,558	134,304
i3 Verticals, Inc., Class A (A)	3,366	83,039
Intapp, Inc. (A)	7,711	450,168
InterDigital, Inc.	3,590	742,233
Intuit, Inc.	20,307	12,468,295
Jamf Holding Corp. (A)	11,997	145,764
Kaltura, Inc. (A)	11,121	20,907
Life360, Inc. (A)	1,185	45,492
LiveRamp Holdings, Inc. (A)	9,477	247,729
Logility Supply Chain Solutions, Inc.	4,817	68,690
Manhattan Associates, Inc. (A)	9,933	1,718,806
MARA Holdings, Inc. (A)(B)	49,437	568,526
MeridianLink, Inc. (A)	4,107	76,103
Microsoft Corp.	538,122	202,005,618
Mitek Systems, Inc. (A)	6,685	55,151
Monday.com, Ltd. (A)	4,790	1,164,736
N-able, Inc. (A)	10,739	76,140
NCR Voyix Corp. (A)	20,978	204,536
Nemetschek SE	7,397	862,312
NextNav, Inc. (A)	11,144	135,622
Nice, Ltd. (A)	8,053	1,243,061
Olo, Inc., Class A (A)	15,389	92,950
ON24, Inc. (A)	4,981	25,901
OneSpan, Inc.	5,448	83,082
Ooma, Inc. (A)	3,834	50,187
Oracle Corp.	117,436	16,418,727
Oracle Corp. Japan	4,930	518,800
Pagaya Technologies, Ltd., Class A (A)	5,325	55,806
PagerDuty, Inc. (A)	12,853	234,824
Palantir Technologies, Inc., Class A (A)	148,512	12,534,413
Palo Alto Networks, Inc. (A)	47,918	8,176,728
Porch Group, Inc. (A)	11,446	83,441
Progress Software Corp.	6,032	310,708
PROS Holdings, Inc. (A)	6,742	128,300
PTC, Inc. (A)	8,704	1,348,685
Q2 Holdings, Inc. (A)	8,361	668,964
Qualys, Inc. (A)	11,221	1,413,061
Rapid7, Inc. (A)	8,840	234,348

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Red Violet, Inc.	1,654	$62,174
ReposiTrak, Inc. (B)	1,762	35,716
Rimini Street, Inc. (A)	9,149	31,839
Riot Platforms, Inc. (A)	45,839	326,374
Roper Technologies, Inc.	7,769	4,580,447
Salesforce, Inc.	69,263	18,587,419
SAP SE	133,755	35,839,598
Sapiens International Corp. NV	4,600	124,614
SEMrush Holdings, Inc., Class A (A)	5,353	49,943
ServiceNow, Inc. (A)	14,925	11,882,390
SolarWinds Corp.	7,968	146,850
SoundHound AI, Inc., Class A (A)(B)	46,704	379,236
SoundThinking, Inc. (A)	1,863	31,578
Sprinklr, Inc., Class A (A)	16,905	141,157
Sprout Social, Inc., Class A (A)	7,237	159,142
SPS Commerce, Inc. (A)	5,363	711,831
Synopsys, Inc. (A)	11,130	4,773,101
Telos Corp. (A)	8,474	20,168
Temenos AG	7,222	560,731
Tenable Holdings, Inc. (A)	16,834	588,853
TeraWulf, Inc. (A)(B)	37,624	102,714
The Sage Group PLC	128,408	2,016,047
Trend Micro, Inc.	16,243	1,096,531
Tyler Technologies, Inc. (A)	3,101	1,802,890
Varonis Systems, Inc. (A)	15,705	635,267
Verint Systems, Inc. (A)	8,766	156,473
Vertex, Inc., Class A (A)	7,733	270,732
Viant Technology, Inc., Class A (A)	2,296	28,493
Weave Communications, Inc. (A)	5,770	63,989
WiseTech Global, Ltd.	23,563	1,215,097
WM Technology, Inc. (A)	10,118	11,433
Workday, Inc., Class A (A)	15,432	3,603,835
Workiva, Inc. (A)	7,201	546,628
Xero, Ltd. (A)	18,622	1,820,180
Xperi, Inc. (A)	6,469	49,941
Yext, Inc. (A)	15,439	95,104
Zeta Global Holdings Corp., Class A (A)	25,543	346,363
		425,795,664
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	1,087,400	241,544,142
Canon, Inc.	119,589	3,729,163
CompoSecure, Inc., Class A (B)	3,511	38,165
Corsair Gaming, Inc. (A)	7,138	63,243
Dell Technologies, Inc., Class C	22,254	2,028,452
Diebold Nixdorf, Inc. (A)	3,619	158,223
Eastman Kodak Company (A)	8,746	55,275
FUJIFILM Holdings Corp.	143,395	2,747,300
Hewlett Packard Enterprise Company	94,091	1,451,824
HP, Inc.	67,401	1,866,334
Immersion Corp.	4,206	31,881
IonQ, Inc. (A)(B)	28,597	631,136
Logitech International SA	19,482	1,650,811
NetApp, Inc.	14,837	1,303,282
Pure Storage, Inc., Class A (A)	50,365	2,229,659
Ricoh Company, Ltd.	67,669	715,813
Seagate Technology Holdings PLC	15,326	1,301,944
Seiko Epson Corp.	36,981	592,456
Super Micro Computer, Inc. (A)(B)	36,486	1,249,281
Turtle Beach Corp. (A)	2,387	34,062
Western Digital Corp. (A)	25,047	1,012,650
Xerox Holdings Corp. (B)	16,717	80,743
		264,515,839
		1,282,513,127
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 3.5%
Chemicals – 1.7%
AdvanSix, Inc.	3,769	$85,368
Air Liquide SA	74,069	14,069,041
Air Products & Chemicals, Inc.	16,107	4,750,276
Akzo Nobel NV	21,875	1,347,187
Albemarle Corp.	8,516	613,322
Arkema SA	7,307	559,505
Arq, Inc. (A)	3,883	16,192
Asahi Kasei Corp.	160,695	1,126,577
Ashland, Inc.	7,668	454,636
ASP Isotopes, Inc. (A)(B)	7,501	35,180
Aspen Aerogels, Inc. (A)	8,629	55,139
Avient Corp.	27,713	1,029,815
Axalta Coating Systems, Ltd. (A)	35,450	1,175,877
Balchem Corp.	4,606	764,596
BASF SE	114,323	5,730,876
Cabot Corp.	16,400	1,363,496
CF Industries Holdings, Inc.	12,608	985,315
Corteva, Inc.	49,796	3,133,662
Covestro AG (A)	22,999	1,476,253
Croda International PLC	16,992	645,554
Dow, Inc.	50,722	1,771,212
DSM-Firmenich AG	23,821	2,358,233
DuPont de Nemours, Inc.	30,281	2,261,385
Eastman Chemical Company	8,399	740,036
Ecolab, Inc.	18,258	4,628,768
Ecovyst, Inc. (A)	16,660	103,292
EMS-Chemie Holding AG	899	612,514
Evonik Industries AG	32,829	711,699
Givaudan SA	1,183	5,089,967
Hawkins, Inc.	2,759	292,233
HB Fuller Company	7,748	434,818
ICL Group, Ltd.	99,171	563,201
Ingevity Corp. (A)	5,255	208,045
Innospec, Inc.	3,533	334,752
International Flavors & Fragrances, Inc.	18,525	1,437,725
Intrepid Potash, Inc. (A)	1,740	51,139
Koppers Holdings, Inc.	2,907	81,396
Kronos Worldwide, Inc.	3,502	26,195
Linde PLC	34,498	16,063,649
LSB Industries, Inc. (A)	8,221	54,176
LyondellBasell Industries NV, Class A	18,823	1,325,139
Mativ Holdings, Inc.	7,892	49,167
Minerals Technologies, Inc.	4,488	285,302
Mitsubishi Chemical Group Corp.	173,647	858,074
NewMarket Corp.	1,238	701,265
Nippon Paint Holdings Company, Ltd.	121,455	912,072
Nippon Sanso Holdings Corp.	22,190	673,124
Nitto Denko Corp.	90,529	1,674,475
Novonesis A/S, B Shares	45,135	2,628,052
Olin Corp.	18,802	455,760
Orion SA	8,414	108,793
Perimeter Solutions, Inc. (A)	19,191	193,253
PPG Industries, Inc.	16,809	1,838,064
PureCycle Technologies, Inc. (A)(B)	17,707	122,532
Quaker Chemical Corp.	1,969	243,388
Rayonier Advanced Materials, Inc. (A)	9,247	53,170
RPM International, Inc.	20,893	2,416,902
Sensient Technologies Corp.	6,013	447,548
Shin-Etsu Chemical Company, Ltd.	228,832	6,529,755
Sika AG	19,528	4,756,712
Stepan Company	3,068	168,863
Syensqo SA	9,434	643,800
Symrise AG	17,008	1,763,287
The Mosaic Company	23,015	621,635

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Scotts Miracle-Gro Company	7,005	$384,504
The Sherwin-Williams Company	16,787	5,861,853
Toray Industries, Inc.	177,629	1,213,902
Tronox Holdings PLC	17,197	121,067
Westlake Corp.	5,438	543,963
Yara International ASA	21,208	639,750
		115,477,473
Construction materials – 0.3%
Eagle Materials, Inc.	5,410	1,200,641
Heidelberg Materials AG	17,491	3,015,055
Holcim, Ltd. (A)	66,762	7,184,469
James Hardie Industries PLC (A)	55,055	1,313,849
Knife River Corp. (A)	17,252	1,556,303
Martin Marietta Materials, Inc.	4,428	2,117,160
Smith-Midland Corp. (A)	704	21,873
United States Lime & Minerals, Inc.	1,519	134,249
Vulcan Materials Company	9,568	2,232,214
		18,775,813
Containers and packaging – 0.2%
Amcor PLC	104,717	1,015,755
AptarGroup, Inc.	10,806	1,603,394
Ardagh Metal Packaging SA	21,344	64,459
Avery Dennison Corp.	5,821	1,035,963
Ball Corp.	21,621	1,125,805
Berry Global Group, Inc.	18,818	1,313,685
Crown Holdings, Inc.	19,023	1,697,993
Graphic Packaging Holding Company	48,787	1,266,511
Greif, Inc., Class A	7,545	414,900
Greif, Inc., Class B	753	44,638
International Paper Company	38,002	2,027,407
Myers Industries, Inc.	5,574	66,498
O-I Glass, Inc. (A)	22,139	253,934
Packaging Corp. of America	6,461	1,279,407
Pactiv Evergreen, Inc.	5,806	104,566
Ranpak Holdings Corp. (A)	6,298	34,135
SIG Group AG (A)	39,172	724,265
Silgan Holdings, Inc.	13,190	674,273
Smurfit WestRock PLC	35,802	1,613,238
Sonoco Products Company	15,968	754,328
TriMas Corp.	6,051	141,775
		17,256,929
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	445
Alcoa Corp.	41,984	1,280,512
Alpha Metallurgical Resources, Inc. (A)	1,561	195,515
Anglo American PLC	162,763	4,561,979
Antofagasta PLC	50,511	1,099,702
ArcelorMittal SA	60,080	1,735,504
ATI, Inc. (A)	23,180	1,206,055
BHP Group, Ltd.	649,914	15,768,953
BlueScope Steel, Ltd.	56,181	752,485
Boliden AB	35,034	1,149,558
Caledonia Mining Corp. PLC	2,427	30,313
Carpenter Technology Corp.	14,989	2,715,707
Century Aluminum Company (A)	7,557	140,258
Cleveland-Cliffs, Inc. (A)	78,664	646,618
Coeur Mining, Inc. (A)	90,885	538,039
Commercial Metals Company	34,534	1,588,909
Compass Minerals International, Inc. (A)	5,058	46,989
Constellium SE (A)	18,607	187,745
Contango ORE, Inc. (A)	1,633	16,673
Dakota Gold Corp. (A)	11,722	31,063
Fortescue, Ltd.	216,910	2,099,478
Freeport-McMoRan, Inc.	104,109	3,941,567
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Glencore PLC (A)	1,328,367	$4,861,991
Hecla Mining Company	83,349	463,420
i-80 Gold Corp. (A)(B)	49,074	28,551
Ivanhoe Electric, Inc. (A)	12,510	72,683
JFE Holdings, Inc. (B)	73,716	904,975
Kaiser Aluminum Corp.	2,264	137,244
Lifezone Metals, Ltd. (A)	5,395	22,551
MAC Copper, Ltd. (A)(B)	7,780	74,221
Materion Corp.	2,892	235,987
Metallus, Inc. (A)	6,043	80,734
Newmont Corp.	82,482	3,982,231
Nippon Steel Corp. (B)	123,896	2,651,507
Norsk Hydro ASA	180,134	1,041,353
Northern Star Resources, Ltd.	146,586	1,692,361
Novagold Resources, Inc. (A)	35,339	103,190
Nucor Corp.	17,013	2,047,344
Olympic Steel, Inc.	1,353	42,647
Pan American Silver Corp., CVR (A)	54,671	23,366
Perpetua Resources Corp. (A)	5,659	60,495
Piedmont Lithium, Inc. (A)	2,635	16,601
Radius Recycling, Inc.	3,928	113,441
Ramaco Resources, Inc., Class A	3,999	32,912
Reliance, Inc.	8,795	2,539,556
Rio Tinto PLC	144,438	8,667,750
Rio Tinto, Ltd.	47,549	3,450,147
Royal Gold, Inc.	10,686	1,747,268
Ryerson Holding Corp.	3,881	89,108
South32, Ltd.	578,637	1,165,687
SSR Mining, Inc. (A)	28,971	290,579
Steel Dynamics, Inc.	10,258	1,283,071
Sumitomo Metal Mining Company, Ltd.	31,663	692,116
SunCoke Energy, Inc.	12,101	111,329
Tredegar Corp. (A)	4,163	32,055
U.S. Steel Corp.	36,592	1,546,378
Warrior Met Coal, Inc.	7,374	351,887
Worthington Steel, Inc.	4,689	118,772
		80,509,575
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,382	60,431
Holmen AB, B Shares (B)	9,764	386,663
Louisiana-Pacific Corp.	10,159	934,425
Mondi PLC	56,541	843,434
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	74,588	706,816
Svenska Cellulosa AB SCA, B Shares	77,714	1,025,373
Sylvamo Corp.	4,931	330,722
UPM-Kymmene OYJ	68,366	1,834,143
		6,132,255
		238,152,045
Real estate – 2.6%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	10,771	185,584
Alpine Income Property Trust, Inc.	2,145	35,864
Armada Hoffler Properties, Inc.	10,561	79,313
Broadstone Net Lease, Inc.	26,959	459,381
Covivio SA	7,149	400,177
CTO Realty Growth, Inc.	4,707	90,892
Empire State Realty Trust, Inc., Class A	19,330	151,161
Essential Properties Realty Trust, Inc.	25,227	823,409
Gladstone Commercial Corp.	5,765	86,360
Global Net Lease, Inc.	29,129	234,197
Land Securities Group PLC	90,648	646,088
NexPoint Diversified Real Estate Trust	6,172	23,639
One Liberty Properties, Inc.	2,363	62,076

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Stockland	305,773	$943,479
The GPT Group	245,369	672,999
WP Carey, Inc.	35,564	2,244,444
		7,139,063
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	11,270	1,042,588
American Healthcare REIT, Inc.	21,374	647,632
CareTrust REIT, Inc.	26,741	764,258
Community Healthcare Trust, Inc.	4,254	77,253
Diversified Healthcare Trust	31,804	76,330
Global Medical REIT, Inc.	10,361	90,659
Healthcare Realty Trust, Inc.	57,591	973,288
Healthpeak Properties, Inc.	50,673	1,024,608
LTC Properties, Inc.	6,198	219,719
National Health Investors, Inc.	6,059	447,518
Omega Healthcare Investors, Inc.	45,800	1,744,064
Sabra Health Care REIT, Inc.	72,113	1,259,814
Universal Health Realty Income Trust	1,969	80,650
Ventas, Inc.	31,459	2,163,121
Welltower, Inc.	44,012	6,743,079
		17,354,581
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	32,113	414,579
Braemar Hotels & Resorts, Inc.	10,787	26,860
Chatham Lodging Trust	7,188	51,250
DiamondRock Hospitality Company	30,312	234,009
Host Hotels & Resorts, Inc.	50,648	719,708
Park Hotels & Resorts, Inc.	33,542	358,229
Pebblebrook Hotel Trust	17,290	175,148
RLJ Lodging Trust	21,819	172,152
Ryman Hospitality Properties, Inc.	8,324	761,147
Service Properties Trust	24,993	65,232
Summit Hotel Properties, Inc.	15,450	83,585
Sunstone Hotel Investors, Inc.	29,290	275,619
Xenia Hotels & Resorts, Inc.	14,640	172,166
		3,509,684
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	479,089	946,605
EastGroup Properties, Inc.	8,441	1,486,882
First Industrial Realty Trust, Inc.	21,515	1,160,949
Goodman Group	244,855	4,394,321
Industrial Logistics Properties Trust	10,226	35,177
Innovative Industrial Properties, Inc.	4,072	220,254
LXP Industrial Trust	42,225	365,246
Plymouth Industrial REIT, Inc.	6,395	104,239
Prologis, Inc.	67,103	7,501,444
Rexford Industrial Realty, Inc.	36,978	1,447,689
Segro PLC	164,623	1,472,360
STAG Industrial, Inc.	30,318	1,095,086
Terreno Realty Corp.	13,985	884,132
		21,114,384
Office REITs – 0.1%
Brandywine Realty Trust	24,576	109,609
BXP, Inc.	10,539	708,115
City Office REIT, Inc.	6,128	31,804
COPT Defense Properties	34,565	942,588
Cousins Properties, Inc.	27,246	803,757
Douglas Emmett, Inc.	23,139	370,224
Easterly Government Properties, Inc.	14,391	152,545
Franklin Street Properties Corp.	16,671	29,674
Gecina SA	5,898	553,430
Hudson Pacific Properties, Inc.	20,331	59,976
JBG SMITH Properties	12,154	195,801
Kilroy Realty Corp.	17,278	566,027
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
NET Lease Office Properties (A)	2,113	$66,306
Nippon Building Fund, Inc.	980	832,557
Orion Properties, Inc.	8,278	17,715
Paramount Group, Inc.	27,077	116,431
Peakstone Realty Trust	5,337	67,246
Piedmont Office Realty Trust, Inc., Class A	17,916	132,041
Postal Realty Trust, Inc., Class A	3,087	44,082
SL Green Realty Corp.	10,365	598,061
Vornado Realty Trust	26,982	998,064
		7,396,053
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	14,621	48,688
Azrieli Group, Ltd.	5,436	366,898
CapitaLand Investment, Ltd.	299,912	606,573
CBRE Group, Inc., Class A (A)	21,252	2,779,337
CK Asset Holdings, Ltd.	246,561	997,574
Compass, Inc., Class A (A)	52,133	455,121
CoStar Group, Inc. (A)	30,668	2,429,826
Cushman & Wakefield PLC (A)	32,686	334,051
Daito Trust Construction Company, Ltd.	7,504	767,841
Daiwa House Industry Company, Ltd.	71,801	2,374,784
eXp World Holdings, Inc. (B)	11,923	116,607
Fastighets AB Balder, B Shares (A)	91,969	576,299
Forestar Group, Inc. (A)	2,812	59,446
FRP Holdings, Inc. (A)	2,090	59,711
Henderson Land Development Company, Ltd.	186,042	535,110
Hongkong Land Holdings, Ltd.	141,324	609,162
Hulic Company, Ltd.	59,016	566,507
Jones Lang LaSalle, Inc. (A)	7,710	1,911,386
Kennedy-Wilson Holdings, Inc.	17,099	148,419
LEG Immobilien SE	9,539	674,270
Marcus & Millichap, Inc.	3,639	125,364
Maui Land & Pineapple Company, Inc. (A)	1,204	21,154
Mitsubishi Estate Company, Ltd.	136,186	2,226,087
Mitsui Fudosan Company, Ltd.	338,551	3,031,750
Newmark Group, Inc., Class A	18,644	226,897
Opendoor Technologies, Inc. (A)	90,887	92,705
RE/MAX Holdings, Inc., Class A (A)	2,620	21,929
Redfin Corp. (A)	17,295	159,287
Sagax AB, Class B	28,149	590,593
Sino Land Company, Ltd.	519,636	520,174
Star Holdings (A)	2,410	20,509
Stratus Properties, Inc. (A)	1,056	18,744
Sumitomo Realty & Development Company, Ltd.	39,638	1,489,338
Sun Hung Kai Properties, Ltd.	185,588	1,768,217
Swiss Prime Site AG	9,902	1,215,155
Tejon Ranch Company (A)	3,576	56,680
The Real Brokerage, Inc. (A)	14,159	57,486
The RMR Group, Inc., Class A	2,467	41,076
The St. Joe Company	5,264	247,145
The Wharf Holdings, Ltd.	137,007	325,571
Vonovia SE	94,859	2,552,684
Wharf Real Estate Investment Company, Ltd.	213,902	519,381
		31,745,536
Residential REITs – 0.2%
American Homes 4 Rent, Class A	51,552	1,949,181
Apartment Investment and Management Company, Class A	21,726	191,189
AvalonBay Communities, Inc.	10,292	2,208,869
BRT Apartments Corp.	1,980	33,660

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Camden Property Trust	7,729	$945,257
Centerspace	2,201	142,515
Elme Communities	13,038	226,861
Equity LifeStyle Properties, Inc.	31,048	2,070,902
Equity Residential	24,735	1,770,531
Essex Property Trust, Inc.	4,656	1,427,390
Independence Realty Trust, Inc.	70,137	1,489,009
Invitation Homes, Inc.	41,278	1,438,538
Mid-America Apartment Communities, Inc.	8,468	1,419,067
NexPoint Residential Trust, Inc.	3,325	131,437
UDR, Inc.	21,754	982,628
UMH Properties, Inc.	9,792	183,110
Veris Residential, Inc.	11,462	193,937
		16,804,081
Retail REITs – 0.4%
Acadia Realty Trust	17,265	361,702
Agree Realty Corp.	17,393	1,342,566
Alexander's, Inc.	332	69,441
Brixmor Property Group, Inc.	49,716	1,319,960
CapitaLand Integrated Commercial Trust	747,892	1,162,188
CBL & Associates Properties, Inc.	3,128	83,142
Curbline Properties Corp.	13,876	335,660
Federal Realty Investment Trust	5,540	541,923
Getty Realty Corp.	7,262	226,429
InvenTrust Properties Corp.	10,375	304,714
Kimco Realty Corp.	48,836	1,037,277
Kite Realty Group Trust	67,181	1,502,839
Klepierre SA	27,558	922,413
Link REIT	333,001	1,560,499
NETSTREIT Corp.	11,323	179,470
NNN REIT, Inc.	30,479	1,299,929
Phillips Edison & Company, Inc.	17,803	649,631
Realty Income Corp.	63,411	3,678,472
Regency Centers Corp.	11,835	872,950
Saul Centers, Inc.	1,738	62,690
Scentre Group	666,294	1,409,741
Simon Property Group, Inc.	22,220	3,690,298
SITE Centers Corp.	6,749	86,657
Tanger, Inc.	15,162	512,324
The Macerich Company	36,119	620,163
Unibail-Rodamco-Westfield (A)	15,529	1,309,256
Urban Edge Properties	17,561	333,659
Vicinity, Ltd.	495,643	686,313
Whitestone REIT	6,852	99,834
		26,262,140
Specialized REITs – 0.6%
American Tower Corp.	33,856	7,367,066
Crown Castle, Inc.	31,487	3,281,890
CubeSmart	36,751	1,569,635
Digital Realty Trust, Inc.	23,052	3,303,121
EPR Properties	12,307	647,471
Equinix, Inc.	7,072	5,766,155
Extra Space Storage, Inc.	15,359	2,280,658
Farmland Partners, Inc.	6,416	71,538
Four Corners Property Trust, Inc.	13,446	385,900
Gaming and Leisure Properties, Inc.	44,590	2,269,631
Gladstone Land Corp.	5,105	53,705
Iron Mountain, Inc.	21,262	1,829,382
Lamar Advertising Company, Class A	14,290	1,625,916
National Storage Affiliates Trust	11,396	449,002
Outfront Media, Inc.	20,921	337,665
PotlatchDeltic Corp.	23,181	1,045,927
Public Storage	11,418	3,417,293
Rayonier, Inc.	22,836	636,668
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Safehold, Inc.	7,489	$140,194
SBA Communications Corp.	7,790	1,713,878
Uniti Group, Inc.	34,728	175,029
VICI Properties, Inc.	76,383	2,491,613
Weyerhaeuser Company	52,644	1,541,416
		42,400,753
		173,726,275
Utilities – 2.8%
Electric utilities – 1.5%
Acciona SA	3,162	413,851
ALLETE, Inc.	17,586	1,155,400
Alliant Energy Corp.	18,592	1,196,395
American Electric Power Company, Inc.	38,586	4,216,292
BKW AG	2,705	473,115
Chubu Electric Power Company, Inc.	82,529	894,798
CK Infrastructure Holdings, Ltd.	80,685	483,097
CLP Holdings, Ltd.	210,347	1,712,388
Constellation Energy Corp.	22,660	4,568,936
Contact Energy, Ltd.	102,210	532,202
Duke Energy Corp.	55,969	6,826,539
Edison International	28,048	1,652,588
EDP SA	401,943	1,353,857
Endesa SA	40,684	1,078,305
Enel SpA	1,041,795	8,451,353
Entergy Corp.	31,069	2,656,089
Evergy, Inc.	16,661	1,148,776
Eversource Energy	26,547	1,648,834
Exelon Corp.	72,801	3,354,670
FirstEnergy Corp.	37,158	1,501,926
Fortum OYJ	57,466	941,034
Genie Energy, Ltd., B Shares	1,979	29,784
Hawaiian Electric Industries, Inc. (A)	23,897	261,672
Iberdrola SA	746,324	12,051,695
IDACORP, Inc.	8,657	1,006,117
MGE Energy, Inc.	5,199	483,299
NextEra Energy, Inc.	148,989	10,561,830
NRG Energy, Inc.	14,676	1,400,971
OGE Energy Corp.	32,655	1,500,824
Origin Energy, Ltd.	220,667	1,460,234
Otter Tail Corp.	5,906	474,665
PG&E Corp.	158,395	2,721,226
Pinnacle West Capital Corp.	8,238	784,670
Portland General Electric Company	32,413	1,445,620
Power Assets Holdings, Ltd.	177,433	1,062,567
PPL Corp.	53,466	1,930,657
Redeia Corp. SA	51,981	1,043,325
SSE PLC	141,347	2,911,515
Terna - Rete Elettrica Nazionale	180,221	1,628,706
The Kansai Electric Power Company, Inc.	121,389	1,440,647
The Southern Company	79,383	7,299,267
TXNM Energy, Inc.	27,369	1,463,694
Verbund AG	8,722	617,616
Xcel Energy, Inc.	41,604	2,945,147
		102,786,193
Gas utilities – 0.3%
APA Group	165,869	821,678
Atmos Energy Corp.	11,247	1,738,561
Brookfield Infrastructure Corp., Class A	17,205	622,649
Chesapeake Utilities Corp.	3,135	402,628
Hong Kong & China Gas Company, Ltd.	1,434,079	1,234,132
National Fuel Gas Company	14,715	1,165,281
New Jersey Resources Corp.	30,110	1,477,197
Northwest Natural Holding Company	5,670	242,222

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
ONE Gas, Inc.	17,142	$1,295,764
Osaka Gas Company, Ltd.	46,586	1,054,116
RGC Resources, Inc.	1,604	33,475
Snam SpA	258,295	1,340,692
Southwest Gas Holdings, Inc.	18,394	1,320,689
Spire, Inc.	17,355	1,358,029
Tokyo Gas Company, Ltd.	44,832	1,426,133
UGI Corp.	34,908	1,154,408
		16,687,654
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	11,319	56,029
EDP Renovaveis SA	39,958	332,911
Meridian Energy, Ltd.	166,918	531,268
Montauk Renewables, Inc. (A)	10,079	21,065
Ormat Technologies, Inc.	17,707	1,253,124
Orsted A/S (A)(C)	21,539	940,632
RWE AG	80,987	2,892,021
Sunnova Energy International, Inc. (A)(B)	15,837	5,891
The AES Corp.	51,514	639,804
Vistra Corp.	24,650	2,894,896
		9,567,641
Multi-utilities – 0.7%
Ameren Corp.	19,339	1,941,636
Avista Corp.	11,004	460,737
Black Hills Corp.	21,466	1,301,913
CenterPoint Energy, Inc.	47,216	1,710,636
Centrica PLC	650,402	1,259,341
CMS Energy Corp.	21,647	1,625,906
Consolidated Edison, Inc.	25,099	2,775,698
Dominion Energy, Inc.	60,858	3,412,308
DTE Energy Company	15,005	2,074,741
E.ON SE	287,576	4,340,883
Engie SA	233,952	4,558,745
National Grid PLC	626,637	8,173,986
NiSource, Inc.	33,819	1,355,804
Northwestern Energy Group, Inc.	18,707	1,082,574
Public Service Enterprise Group, Inc.	36,097	2,970,783
Sembcorp Industries, Ltd.	114,483	535,770
Sempra	45,891	3,274,782
Unitil Corp.	2,398	138,341
Veolia Environnement SA	90,126	3,099,595
WEC Energy Group, Inc.	22,920	2,497,822
		48,592,001
Water utilities – 0.1%
American States Water Company	5,282	415,588
American Water Works Company, Inc.	14,120	2,082,982
Cadiz, Inc. (A)	6,731	19,722
California Water Service Group	8,495	411,668
Consolidated Water Company, Ltd.	2,246	55,005
Essential Utilities, Inc.	41,056	1,622,944
Global Water Resources, Inc.	2,244	23,136
Middlesex Water Company	2,613	167,493
Pure Cycle Corp. (A)	3,747	39,231
Severn Trent PLC	34,608	1,132,989
SJW Group	4,806	262,840
The York Water Company	2,184	75,741
United Utilities Group PLC	87,343	1,139,647
		7,448,986
		185,082,475
TOTAL COMMON STOCKS (Cost $3,150,229,764)		$6,406,690,069
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,170	$540,893
Dr. Ing. h.c. F. Porsche AG (C)	14,586	730,508
Porsche Automobil Holding SE	19,614	738,635
Volkswagen AG	26,413	2,695,134
		4,705,170
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	21,680	1,725,015
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,357	782,584
TOTAL PREFERRED SECURITIES (Cost $9,408,122)		$7,212,769
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	998
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	4,269	1
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	935
TOTAL WARRANTS (Cost $5,036)		$1,934
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
John Hancock Collateral Trust, 4.2232% (E)(F)	29,890,616	298,992,841
TOTAL SHORT-TERM INVESTMENTS (Cost $299,003,555)		$298,992,841
Total Investments (Strategic Equity Allocation Trust) (Cost $3,458,646,477) – 100.3%		$6,712,897,613
Other assets and liabilities, net – (0.3%)		(19,533,883)
TOTAL NET ASSETS – 100.0%		$6,693,363,730
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $64,743,932.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $68,179,486.

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	805	Long	Jun 2025	$99,185,738	$97,256,075	$(1,929,663)
Russell 2000 E-Mini Index Futures	152	Long	Jun 2025	15,370,522	15,405,960	35,438
S&P 500 E-Mini Index Futures	491	Long	Jun 2025	136,992,446	138,787,288	1,794,842
S&P Mid 400 E-Mini Index Futures	62	Long	Jun 2025	18,036,403	18,219,320	182,917
						$83,534

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.2%
U.S. Government – 4.4%
U.S. Treasury Bonds
2.000%, 02/15/2050		$2,093,000	$1,266,429
2.750%, 11/15/2042		995,000	773,923
3.000%, 02/15/2049 to 08/15/2052		6,935,000	5,233,223
3.625%, 02/15/2053		1,030,000	867,493
U.S. Treasury Notes
1.500%, 01/31/2027		1,802,000	1,725,415
2.625%, 05/31/2027		1,015,000	988,158
2.750%, 08/15/2032		3,775,000	3,451,471
3.500%, 02/15/2033		5,325,000	5,100,768
			19,406,880
U.S. Government Agency – 6.8%
Federal Home Loan Mortgage Corp.
5.500%, 02/01/2055		1,320,837	1,333,078
6.000%, 10/01/2054 to 02/01/2055		5,523,409	5,660,778
Federal National Mortgage Association
5.500%, 02/01/2054 to 01/01/2055		18,003,077	18,128,933
6.000%, 01/01/2055		1,464,065	1,507,543
Government National Mortgage Association
3.500%, 06/20/2052		1,564,527	1,432,342
4.000%, 08/20/2052 to 11/20/2052		1,594,663	1,497,892
4.500%, 09/20/2052		399,338	385,425
			29,945,991
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,172,977)			$49,352,871
FOREIGN GOVERNMENT OBLIGATIONS – 20.9%
Australia – 2.8%
Airservices Australia
2.200%, 05/15/2030	AUD	1,240,000	687,934
5.400%, 11/15/2028		1,380,000	887,515
New South Wales Treasury Corp.
2.000%, 03/08/2033		1,150,000	585,684
2.250%, 05/07/2041		1,650,000	676,369
4.750%, 09/20/2035		1,870,000	1,132,189
Queensland Treasury Corp.
2.250%, 11/20/2041 (A)		1,815,000	725,429
4.500%, 08/22/2035 (A)		2,120,000	1,249,665
5.250%, 07/21/2036 (A)		2,695,000	1,673,699
South Australian Government Financing Authority 1.750%, 05/24/2034		1,635,000	776,071
Treasury Corp. of Victoria
2.250%, 11/20/2034		1,190,000	579,555
4.250%, 12/20/2032		1,385,000	835,318
4.750%, 09/15/2036		3,325,000	1,970,462
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Treasury Corp. of Victoria (continued)
5.000%, 11/20/2040	AUD	875,000	$510,965
			12,290,855
Austria – 0.1%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	410,000	442,566
Brazil – 1.6%
Federative Republic of Brazil 10.000%, 01/01/2027	BRL	41,235,000	6,900,068
Canada – 2.6%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	628,507
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	416,729
Government of Canada
0.500%, 12/01/2030		585,000	359,980
3.500%, 09/01/2029		1,050,000	757,156
4.500%, 02/01/2026		865,000	610,630
OMERS Finance Trust
3.250%, 01/28/2035	EUR	390,000	417,034
4.750%, 03/26/2031 (A)		$465,000	472,026
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,860,000	1,621,867
Province of Alberta 0.625%, 04/18/2025	EUR	670,000	723,893
Province of British Columbia 4.200%, 07/06/2033		$750,000	730,725
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,747,078
3.100%, 01/31/2034	EUR	550,000	588,595
3.450%, 06/02/2045	CAD	1,255,000	783,419
Province of Quebec
0.200%, 04/07/2025	EUR	465,000	502,654
4.500%, 09/08/2033		$1,274,000	1,266,315
			11,626,608
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	590,993
Finland – 0.3%
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,380,000	1,494,101
Germany – 0.6%
Federal Republic of Germany
2.000%, 12/10/2026		540,000	583,696
2.200%, 02/15/2034		920,000	959,459

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2031 to 05/15/2035	EUR	1,325,000	$1,172,003
			2,715,158
India – 1.5%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$845,000	824,983
Republic of India
5.220%, 06/15/2025	INR	80,250,000	935,800
6.100%, 07/12/2031		33,840,000	387,024
6.450%, 10/07/2029		33,000,000	385,351
7.100%, 04/18/2029		215,020,000	2,563,088
7.260%, 02/06/2033		60,230,000	732,455
7.380%, 06/20/2027		62,940,000	750,475
			6,579,176
Indonesia – 3.0%
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	226,199
3.050%, 03/12/2051		$935,000	599,765
5.125%, 04/15/2027	IDR	6,216,000,000	365,576
6.375%, 08/15/2028 to 04/15/2032		63,978,000,000	3,780,228
6.500%, 06/15/2025 to 02/15/2031		60,238,000,000	3,580,288
6.625%, 05/15/2033 to 02/15/2034		25,830,000,000	1,522,867
7.500%, 06/15/2035		10,800,000,000	666,165
8.375%, 09/15/2026		10,169,000,000	632,107
8.750%, 05/15/2031		17,423,000,000	1,139,053
9.000%, 03/15/2029		6,709,000,000	440,300
			12,952,548
Japan – 1.0%
Government of Japan 2.100%, 12/20/2025	JPY	639,000,000	4,306,968
Netherlands – 0.3%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,775,000	1,080,727
New Zealand – 2.4%
Government of New Zealand
2.750%, 04/15/2025	NZD	3,760,000	2,133,950
3.500%, 04/14/2033		2,315,000	1,231,849
4.250%, 05/15/2034 to 05/15/2036		5,130,000	2,847,219
4.500%, 05/15/2035		2,465,000	1,387,198
New Zealand Local Government Funding Agency
2.250%, 05/15/2031		1,965,000	982,125
2.750%, 04/15/2025		1,695,000	961,888
3.500%, 04/14/2033		661,000	342,510
4.700%, 08/01/2028	AUD	850,000	538,287
			10,425,026
Norway – 1.4%
City of Oslo 3.990%, 06/11/2029	NOK	12,000,000	1,116,767
Kingdom of Norway
1.250%, 09/17/2031 (A)		9,955,000	798,383
2.125%, 05/18/2032 (A)		25,655,000	2,151,600
3.000%, 08/15/2033 (A)		7,640,000	672,374
3.750%, 06/12/2035 (A)		8,405,000	778,667
Kommunalbanken AS 4.250%, 07/16/2025	AUD	900,000	562,234
			6,080,025
Philippines – 2.2%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,915,000	1,981,691
2.625%, 08/12/2025	PHP	103,320,000	1,785,149
3.625%, 09/09/2025		32,845,000	568,798
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Philippines (continued)
Republic of the Philippines (continued)
6.125%, 08/22/2028	PHP	61,520,000	$1,084,982
6.250%, 02/28/2029 to 01/14/2036		111,340,000	1,950,325
6.500%, 05/19/2029		57,140,000	1,019,310
6.750%, 09/15/2032		61,690,000	1,124,804
8.000%, 09/30/2035		17,600,000	347,702
			9,862,761
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	650,573
Singapore – 0.2%
Republic of Singapore 3.375%, 09/01/2033	SGD	1,250,000	978,584
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	562,046
United Kingdom – 0.5%
Government of the United Kingdom
3.250%, 01/31/2033	GBP	805,000	955,163
4.000%, 10/22/2031		265,000	334,650
4.125%, 07/22/2029		820,000	1,055,527
			2,345,340
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $97,533,829)			$91,884,123
CORPORATE BONDS – 44.7%
Communication services – 3.6%
Cellnex Finance Company SA 2.000%, 09/15/2032	EUR	500,000	479,714
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	198,580
5.125%, 07/01/2049		1,910,000	1,515,957
5.750%, 04/01/2048		790,000	681,345
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		510,000	457,069
News Corp. 3.875%, 05/15/2029 (A)		1,890,000	1,781,823
Sirius XM Radio LLC 4.125%, 07/01/2030 (A)		1,660,000	1,474,481
T-Mobile USA, Inc.
2.700%, 03/15/2032		690,000	596,852
2.875%, 02/15/2031		400,000	357,972
3.500%, 04/15/2031		950,000	878,420
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	617,249
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	589,345
5.500%, 05/15/2029 (A)		1,471,000	1,393,242
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		2,185,000	1,884,832
4.500%, 07/15/2031 (A)	GBP	700,000	770,512
5.625%, 04/15/2032 (A)	EUR	400,000	428,554
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		$1,910,000	1,703,163
			15,809,110
Consumer discretionary – 4.4%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	580,000	663,603
Ford Motor Company 3.250%, 02/12/2032		$4,586,000	3,779,520
Ford Motor Credit Company LLC
2.900%, 02/16/2028		360,000	333,121
4.000%, 11/13/2030		255,000	228,305
5.625%, 10/09/2028	GBP	640,000	817,693

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (B)		$680,000	$648,625
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (B)		304,000	298,129
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		715,000	626,692
4.875%, 01/15/2030		1,105,000	1,068,622
MGM Resorts International 4.750%, 10/15/2028		105,000	101,105
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		865,000	854,449
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,278,000	1,181,018
3.875%, 01/15/2028 (A)		1,315,000	1,256,830
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		1,609,000	1,607,997
Travel + Leisure Company 4.500%, 12/01/2029 (A)		1,215,000	1,132,185
Yum! Brands, Inc.
3.625%, 03/15/2031		2,320,000	2,077,626
4.625%, 01/31/2032		875,000	816,196
4.750%, 01/15/2030 (A)		2,078,000	2,007,243
			19,498,959
Consumer staples – 3.0%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	641,429
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,353,076
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,690,000	1,679,758
JBS USA LUX SA
3.625%, 01/15/2032		775,000	698,300
5.750%, 04/01/2033		319,000	324,050
Kraft Heinz Foods Company
4.375%, 06/01/2046		2,000,000	1,634,727
6.875%, 01/26/2039		735,000	816,387
7.125%, 08/01/2039 (A)		640,000	728,800
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	1,038,897
Mars, Inc. 5.200%, 03/01/2035 (A)		1,195,000	1,200,983
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		200,000	200,325
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)		550,000	514,326
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	466,431
5.500%, 12/15/2029 (A)		285,000	277,018
6.375%, 03/01/2033 (A)		1,650,000	1,622,471
			13,196,978
Energy – 8.0%
Aker BP ASA 5.125%, 10/01/2034 (A)		910,000	868,420
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	354,486
5.400%, 06/15/2047		$757,000	674,158
6.750%, 11/15/2039		2,711,000	2,922,447
Cheniere Energy Partners LP 4.000%, 03/01/2031		2,387,000	2,238,588
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,305,000	1,340,162
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	$820,000	$846,619
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	2,546,000	2,131,600
5.750%, 01/15/2031 (A)	1,240,000	1,249,558
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	1,010,000	1,019,169
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,110,000	1,222,556
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (B)	1,255,000	1,269,899
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	1,290,000	1,357,529
EQT Corp.
3.625%, 05/15/2031 (A)	2,560,000	2,338,365
5.750%, 02/01/2034	445,000	453,680
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	490,000	473,354
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)	879,216	724,689
Occidental Petroleum Corp.
6.125%, 01/01/2031	955,000	981,569
6.450%, 09/15/2036	140,000	144,111
6.625%, 09/01/2030	1,545,000	1,623,026
7.500%, 05/01/2031	565,000	622,013
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038	2,125,000	2,205,630
Petrorio Luxembourg Holding Sarl 6.125%, 06/09/2026 (A)	655,000	658,613
QatarEnergy
2.250%, 07/12/2031 (A)	935,000	807,840
3.300%, 07/12/2051 (A)	575,000	396,507
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	545,000	551,389
The Williams Companies, Inc. 3.500%, 11/15/2030	80,000	74,751
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030	1,705,000	1,641,050
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065	730,000	718,268
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	875,000	817,630
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	80,000	74,055
Var Energi ASA 7.500%, 01/15/2028 (A)	680,000	720,474
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(B)	960,000	911,029
Western Midstream Operating LP 4.050%, 02/01/2030	510,000	486,730
		34,919,964

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 8.9%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		$1,700,000	$1,904,069
Asian Development Bank 3.625%, 01/22/2029	NOK	6,000,000	556,758
Bank of Montreal
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		$2,275,000	2,267,692
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,985,000	1,450,407
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (B)		$1,078,000	1,054,226
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	531,905
BNP Paribas SA
7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(B)		$420,000	419,943
8.500%, (8.500% to 8-14-28, then 5 Year CMT + 4.354%), 08/14/2028 (A)(B)		200,000	209,165
European Investment Bank
0.250%, 01/20/2032	EUR	1,520,000	1,385,635
1.250%, 02/17/2027	NOK	4,160,000	376,568
First Citizens BancShares, Inc. 6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$1,140,000	1,118,617
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031		960,000	964,838
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		290,000	274,050
HSBC Holdings PLC 6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (B)		1,010,000	1,005,665
Independent Bank Group, Inc. 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	411,000
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	359,502
2.750%, 10/30/2025		820,000	508,206
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,777,902
1.250%, 03/16/2026	NOK	2,920,000	269,508
International Development Association 1.750%, 02/17/2027		2,750,000	249,203
International Finance Corp. 0.375%, 09/10/2025	NZD	1,805,000	1,010,311
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	336,167
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,628,655
3.875%, 02/15/2031 (A)		765,000	711,238
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	188,736
Popular, Inc. 7.250%, 03/13/2028		$750,000	775,828
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		$615,000	$630,681
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (B)	CAD	2,215,000	1,389,506
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$920,000	873,406
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		2,125,000	2,178,295
Societe Generale SA 8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(B)		1,275,000	1,270,103
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	790,008
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,343,805
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	986,531
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,615,000	1,670,564
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (B)		867,000	822,790
UBS Group AG
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(B)		870,000	856,803
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(B)		1,060,000	1,042,634
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		715,000	700,717
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	725,000	796,680
Western Alliance Bancorp 3.000%, (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%), 06/15/2031		$1,275,000	1,192,125
			39,290,442
Health care – 2.7%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	312,521
Centene Corp.
2.500%, 03/01/2031		$905,000	762,991
3.000%, 10/15/2030		1,795,000	1,569,959
3.375%, 02/15/2030		1,765,000	1,596,261
4.625%, 12/15/2029		260,000	249,100
HCA, Inc.
3.500%, 09/01/2030		4,798,000	4,449,483
5.600%, 04/01/2034		2,005,000	2,016,112
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		587,000	547,081
4.950%, 01/17/2028 (A)		350,000	342,609
			11,846,117

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 4.1%
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		$760,000	$752,962
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		1,100,000	1,125,890
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (B)		755,000	716,665
Airbus SE 1.625%, 06/09/2030	EUR	255,000	258,659
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,960,000	1,917,824
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	609,676
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		320,428	301,481
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	597,627
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		730,000	720,577
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	245,338
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		$2,170,000	2,159,876
The Boeing Company
5.150%, 05/01/2030		2,425,000	2,440,040
5.805%, 05/01/2050		1,090,000	1,037,660
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,020,638
Uber Technologies, Inc. 4.800%, 09/15/2034		595,000	577,870
United Airlines, Inc. 4.625%, 04/15/2029 (A)		565,000	534,648
United Rentals North America, Inc.
3.875%, 02/15/2031		1,340,000	1,215,885
4.000%, 07/15/2030		870,000	802,707
			18,036,023
Information technology – 0.4%
CDW LLC 3.569%, 12/01/2031		164,000	148,206
Dell International LLC 8.350%, 07/15/2046		881,000	1,107,202
Gartner, Inc. 3.750%, 10/01/2030 (A)		690,000	636,426
			1,891,834
Materials – 3.6%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		735,000	658,756
Ball Corp.
2.875%, 08/15/2030		2,670,000	2,327,220
6.875%, 03/15/2028		1,120,000	1,145,275
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	589,283
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	488,615
5.875%, 01/31/2050 (A)		585,000	402,794
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		112,000	97,448
6.750%, 04/15/2030 (A)		2,320,000	2,246,187
7.375%, 05/01/2033 (A)		1,255,000	1,204,216
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	523,395
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Corp. Nacional del Cobre de Chile (continued)
6.440%, 01/26/2036 (A)		$602,000	$625,384
Freeport-McMoRan, Inc.
4.625%, 08/01/2030		490,000	478,691
5.400%, 11/14/2034		495,000	495,083
5.450%, 03/15/2043		2,405,000	2,255,047
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,495,000	1,493,045
Quikrete Holdings, Inc. 6.750%, 03/01/2033 (A)		370,000	368,317
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	412,769
			15,811,525
Real estate – 2.4%
American Tower Corp. 4.625%, 05/16/2031	EUR	440,000	501,998
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	741,620
BW Real Estate, Inc. 9.500%, (9.500% to 3-30-30, then 5 Year CMT + 5.402%), 03/30/2030 (A)(B)		340,000	342,871
Host Hotels & Resorts LP
3.375%, 12/15/2029		710,000	659,770
3.500%, 09/15/2030		240,000	219,894
SBA Communications Corp.
3.125%, 02/01/2029		1,545,000	1,410,056
3.875%, 02/15/2027		1,865,000	1,813,654
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	973,837
VICI Properties LP
4.125%, 08/15/2030 (A)		1,330,000	1,251,982
4.625%, 12/01/2029 (A)		785,000	761,540
5.125%, 05/15/2032		925,000	905,329
5.625%, 04/01/2035 (C)		765,000	760,672
			10,343,223
Utilities – 3.6%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,895,000	1,932,993
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		390,000	380,047
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		875,000	868,853
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		790,000	817,929
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		1,120,000	1,177,182
DPL, Inc. 4.125%, 07/01/2025		1,155,000	1,148,582
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	199,662
E.ON SE 0.625%, 11/07/2031	EUR	580,000	532,252
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,620,157

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	$455,000	$473,435
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	1,245,000	1,239,693
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	560,000	570,885
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	680,000	646,902
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	3,260,000	3,289,695
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	980,000	1,003,484
		15,901,751
TOTAL CORPORATE BONDS (Cost $204,230,561)		$196,545,926
CONVERTIBLE BONDS – 2.5%
Communication services – 0.2%
Liberty Media Corp. 2.375%, 09/30/2053 (A)	620,000	850,330
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027	730,000	962,140
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027	755,000	698,375
		1,660,515
Industrials – 0.8%
Air Canada 4.000%, 07/01/2025	665,000	657,519
American Airlines Group, Inc. 6.500%, 07/01/2025	1,600,000	1,600,000
Uber Technologies, Inc. 0.875%, 12/01/2028	1,121,000	1,364,257
		3,621,776
Utilities – 1.1%
American Water Capital Corp. 3.625%, 06/15/2026	1,090,000	1,112,890
CenterPoint Energy, Inc. 4.250%, 08/15/2026	1,310,000	1,417,420
The Southern Company 4.500%, 06/15/2027 (A)	1,070,000	1,177,856
TXNM Energy, Inc. 5.750%, 06/01/2054 (A)	735,000	917,026
		4,625,192
TOTAL CONVERTIBLE BONDS (Cost $10,122,078)		$10,757,813
TERM LOANS (D) – 9.1%
Communication services – 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%) 6.299%, 09/30/2031	653,009	651,174
Delta 2 Lux Sarl, 2024 Term Loan B2 09/30/2031 TBD (E)	326,333	325,416
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%) 6.580%, 11/21/2031	1,215,953	1,212,147
		2,188,737
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Consumer discretionary – 2.9%
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 6.325%, 04/06/2028	$394,000	$393,590
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%) 6.325%, 06/22/2030	1,247,350	1,245,529
Carnival Corp., 2025 Term Loan (2027) (1 month CME Term SOFR + 2.000%) 6.325%, 08/08/2027	394,956	393,870
Carnival Corp., 2025 Term Loan (2028) (1 month CME Term SOFR + 2.000%) 6.325%, 10/18/2028	525,000	523,850
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 7.075%, 01/28/2032	1,665,000	1,637,944
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.575%, 01/23/2032	2,758,088	2,747,745
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.070%, 11/08/2030	1,060,000	1,058,495
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 6.181%, 03/15/2028	925,181	926,107
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 6.075%, 09/20/2030	2,203,350	2,178,959
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.825%, 12/14/2029	1,803,600	1,795,141
		12,901,230
Energy – 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%) 6.322%, 02/11/2030	1,085,000	1,082,288
Long Ridge Energy LLC, Term Loan B (1 month CME Term SOFR + 4.500%) 8.825%, 02/19/2032	985,000	945,600
		2,027,888
Health care – 0.9%
Bausch Health Companies, Inc., 2025 Term Loan B 09/25/2030 TBD (E)	1,125,000	1,080,000
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 10/23/2028	2,395,169	2,389,685
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%) 6.572%, 05/19/2031	245,000	241,325
		3,711,010
Industrials – 2.5%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (1 month CME Term SOFR + 2.250%) 6.543%, 04/20/2028	393,250	388,212
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.077%, 04/18/2031	1,404,388	1,410,089
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%) 6.293%, 10/15/2031	733,163	732,246
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 6.073%, 10/30/2031	1,815,450	1,805,247

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Industrials (continued)
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.075%, 10/09/2028	$1,054,550	$1,061,468
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 6.325%, 10/31/2031	430,689	429,173
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 6.325%, 10/31/2031	163,821	163,244
Gloves Buyer, Inc., 2025 Term Loan 01/17/2032 TBD (E)	1,205,000	1,156,800
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 9.055%, 08/27/2029	1,263,650	1,221,457
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.799%, 02/28/2031	421,813	419,193
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%) 6.799%, 01/19/2032	417,900	415,430
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.049%, 03/22/2030	153,450	153,132
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.297%, 02/22/2031	956,718	952,958
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.075%, 02/14/2031	719,417	722,791
		11,031,440
Information technology – 0.8%
Clearwater Analytics LLC, 2025 Term Loan B 02/07/2032 TBD (E)	1,040,000	1,034,800
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%) 8.049%, 03/21/2031	1,476,300	1,460,489
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.575%, 03/22/2032	1,120,000	1,115,106
		3,610,395
Materials – 0.7%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B 03/26/2032 TBD (E)	1,218,000	1,210,899
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.575%, 02/10/2032	1,940,000	1,916,235
		3,127,134
Utilities – 0.3%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 6.044%, 04/16/2031	1,442,714	1,438,876
TOTAL TERM LOANS (Cost $40,429,773)		$40,036,710
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Commercial and residential – 3.0%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(F)	173,421	168,555
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) 6.240%, 08/15/2041 (A)(G)	$560,000	$562,435
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 5.354%, 12/15/2038 (A)(G)	1,044,398	1,041,787
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 5.134%, 09/15/2036 (A)(G)	735,000	728,569
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.711%, 03/15/2041 (A)(G)	756,615	757,755
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	601,945
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 7.958%, 02/15/2041 (A)(G)	545,000	532,410
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) 5.687%, 12/15/2037 (A)(G)	364,300	363,617
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 5.820%, 10/12/2040 (A)(F)	470,000	479,932
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(F)	285,358	283,919
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	34,122	33,559
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	323,282	321,762
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,724,273	42,564
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	2,798,850	36,039
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,005,700	50,731
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 6.050%, 03/15/2042 (A)(G)	695,000	691,998
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 6.550%, 03/15/2042 (A)(G)	285,000	282,684
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 5.614%, 05/15/2039 (A)(G)	1,365,000	1,322,502
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.113%, 05/15/2039 (A)(G)	1,590,000	1,454,850
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.302%, 11/25/2034 (F)	53,042	52,201

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 5.532%, 02/15/2042 (A)(G)	$505,000	$498,716
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)	1,245,000	1,289,153
SCOTT Trust
Series 2023-SFS, Class A, 5.910%, 03/10/2040 (A)	300,000	306,844
Series 2023-SFS, Class AS, 6.204%, 03/10/2040 (A)	300,000	304,272
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	239,094	238,856
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	655,072	651,482
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	157,597	157,770
		13,256,907
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%), 6.340%, 04/25/2042 (A)(G)	500,086	503,793
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 6.540%, 05/25/2042 (A)(G)	412,369	417,788
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.690%, 05/25/2042 (A)(G)	1,165,000	1,209,753
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 6.490%, 09/25/2042 (A)(G)	337,138	340,045
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 6.840%, 03/25/2052 (A)(G)	495,006	500,953
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.840%, 03/25/2042 (A)(G)	365,000	379,506
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.890%, 08/25/2042 (A)(G)	540,000	563,526
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 6.340%, 03/25/2044 (A)(G)	1,715,000	1,718,119
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%), 5.490%, 02/25/2045 (A)(G)	971,723	970,150
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.990%, 02/25/2045 (A)(G)	760,000	754,779
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 10.540%, 11/25/2041 (A)(G)	285,000	299,315
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 5.340%, 12/25/2041 (A)(G)	97,091	96,909
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 6.440%, 03/25/2042 (A)(G)	$209,323	$212,443
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 6.340%, 03/25/2042 (A)(G)	313,769	316,712
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 7.340%, 04/25/2042 (A)(G)	1,420,000	1,456,158
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 7.090%, 05/25/2042 (A)(G)	226,465	231,237
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.836%, 09/25/2042 (A)(G)	393,211	398,987
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 6.736%, 12/25/2042 (A)(G)	715,729	730,634
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.240%, 04/25/2043 (A)(G)	695,000	736,700
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.040%, 07/25/2043 (A)(G)	450,000	461,977
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 5.440%, 02/25/2044 (A)(G)	887,888	886,579
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.936%, 02/25/2045 (A)(G)	930,000	927,806
		14,113,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,131,377)		$27,370,776
ASSET-BACKED SECURITIES – 1.7%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	504,537
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	978,075	968,205
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	839,388	836,698
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	484,015	474,156
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	323,927	308,959
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	1,005,000	1,014,280
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	321,982	322,685
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,895,625	1,893,119

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	$342,891	$343,160
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	565,000	567,344
TOTAL ASSET-BACKED SECURITIES (Cost $7,186,111)		$7,233,143
PREFERRED SECURITIES – 1.3%
Financials – 0.2%
Bank of Hawaii Corp., 8.000%	33,075	850,028
Huntington Bancshares, Inc., 4.500%	99	1,721
		851,749
Industrials – 0.3%
The Boeing Company, 6.000%	25,250	1,510,708
Information technology – 0.2%
Hewlett Packard Enterprise Company, 7.625%	16,350	780,549
Utilities – 0.6%
NextEra Energy, Inc., 7.234%	59,850	2,726,168
TOTAL PREFERRED SECURITIES (Cost $5,663,552)		$5,869,174
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-4-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (H)(I)	4,150,000	26,846
TOTAL PURCHASED OPTIONS (Cost $47,103)		$26,846
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 4.2232% (J)(K)	1,525,190	15,256,324
TOTAL SHORT-TERM INVESTMENTS (Cost $15,256,825)		$15,256,324
Total Investments (Strategic Income Opportunities Trust) (Cost $458,774,186) – 101.1%		$444,333,706
Other assets and liabilities, net – (1.1%)		(4,717,002)
TOTAL NET ASSETS – 100.0%		$439,616,704
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
Strategic Income Opportunities Trust (continued)
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,025,942 or 28.4% of the fund's net assets as of 3-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 3-31-25.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	40	Long	Jun 2025	$5,662,146	$5,572,171	$(89,975)
10-Year Canada Government Bond Futures	38	Short	Jun 2025	(3,252,685)	(3,278,343)	(25,658)
10-Year U.S. Treasury Note Futures	189	Short	Jun 2025	(20,785,274)	(21,020,344)	(235,070)
Euro-BTP Italian Government Bond Futures	47	Short	Jun 2025	(6,072,816)	(5,972,494)	100,322
U.S. Treasury Long Bond Futures	121	Short	Jun 2025	(14,055,653)	(14,191,031)	(135,378)
						$(385,759)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,795,625	NOK	66,219,227	RBC	4/23/2025	—	$(20,375)
EUR	5,795,625	NOK	65,826,041	UBS	4/23/2025	$16,998	—
EUR	1,441,056	NOK	16,819,573	CITI	6/18/2025	—	(33,734)
EUR	7,720,000	PLN	32,388,488	BARC	4/23/2025	774	—
EUR	1,928,750	USD	2,093,681	BARC	4/23/2025	—	(5,773)
EUR	1,928,750	USD	2,089,992	HUS	4/23/2025	—	(2,083)
JPY	289,551,306	USD	1,932,500	BARC	4/23/2025	2,511	—
JPY	579,663,038	USD	3,865,000	HUS	4/23/2025	8,767	—
JPY	1,723,169,860	USD	11,561,250	SSB	4/23/2025	—	(45,665)
JPY	224,801,355	USD	1,532,204	JPM	6/18/2025	—	(20,500)
JPY	398,090,031	USD	2,683,610	UBS	6/18/2025	—	(6,605)
MXN	108,768,292	CAD	7,720,000	RBC	4/23/2025	—	(70,683)
NOK	22,109,241	EUR	1,935,625	BARC	4/23/2025	6,170	—
NOK	22,070,654	EUR	1,935,625	GSI	4/23/2025	2,501	—
NOK	44,001,011	EUR	3,867,500	JPM	4/23/2025	—	(4,273)
NOK	22,050,834	EUR	1,935,625	RBC	4/23/2025	618	—
NOK	110,668,830	EUR	9,658,125	UBS	4/23/2025	64,152	—
NOK	807,000	USD	76,617	JPM	6/18/2025	88	—
PLN	32,388,488	EUR	7,726,187	BARC	4/23/2025	—	(7,471)
SGD	248,704	USD	186,488	SCB	6/18/2025	—	(635)
USD	7,456,363	AUD	11,844,411	MSCS	6/18/2025	50,696	—
USD	9,076,840	CAD	13,078,596	MSCS	6/18/2025	—	(46,277)
USD	121,155	CAD	174,000	TD	6/18/2025	—	(221)
USD	8,421,248	EUR	7,710,000	MSCS	4/23/2025	75,026	—
USD	17,049,364	EUR	15,518,354	BARC	6/18/2025	196,869	—
USD	15,782,261	EUR	14,368,409	JPM	6/18/2025	178,574	—
USD	5,193,724	GBP	4,012,861	JPM	6/18/2025	10,488	—
USD	5,786,250	JPY	861,887,107	BARC	4/23/2025	26,438	—
USD	3,857,500	JPY	574,931,058	UBS	4/23/2025	15,356	—
USD	4,458,671	JPY	650,805,403	RBC	6/18/2025	82,251	—
USD	6,210,782	MXN	127,901,749	CITI	6/18/2025	24,468	—
USD	4,232,906	NOK	44,788,391	RBC	4/23/2025	—	(24,305)
USD	5,059,523	NOK	53,974,313	RBC	6/18/2025	—	(70,668)
USD	4,377,544	NZD	7,656,298	HUS	6/18/2025	22,488	—
USD	27,319,880	SGD	36,175,346	CITI	6/18/2025	286,557	—
USD	641,165	SGD	850,000	SCB	6/18/2025	5,972	—
						$1,077,762	$(359,268)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	4,150,000	$22,742	$(11,006)
						$22,742	$(11,006)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.2%
U.S. Government – 45.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$7,000,000	$3,475,664
2.000%, 11/15/2041 to 08/15/2051	19,000,000	12,063,243
2.250%, 08/15/2049	2,000,000	1,290,156
2.750%, 08/15/2047	3,000,000	2,193,750
2.875%, 05/15/2049	1,500,000	1,105,605
3.000%, 02/15/2047 to 02/15/2049	22,355,000	17,104,057
3.375%, 08/15/2042	5,160,000	4,423,692
3.625%, 02/15/2053 to 05/15/2053	6,820,000	5,744,489
3.875%, 02/15/2043 to 05/15/2043	5,880,000	5,375,766
4.000%, 11/15/2052	6,000,000	5,411,016
4.125%, 08/15/2053	1,725,000	1,589,561
4.250%, 05/15/2039 to 08/15/2054	19,699,000	18,753,908
4.375%, 05/15/2041	1,330,000	1,311,193
4.500%, 02/15/2044 to 11/15/2054	3,360,000	3,315,947
4.625%, 02/15/2040 to 02/15/2055	10,041,000	10,171,004
4.750%, 02/15/2041 to 11/15/2053	3,985,000	4,088,304
U.S. Treasury Notes
1.375%, 08/31/2026	1,000,000	964,688
1.500%, 01/31/2027	18,425,000	17,641,938
2.250%, 11/15/2027	20,595,000	19,756,719
2.875%, 05/15/2028 to 05/15/2032	7,580,000	7,228,121
3.125%, 08/31/2027	4,000,000	3,929,062
3.375%, 09/15/2027	3,000,000	2,964,375
3.500%, 09/30/2026	7,000,000	6,953,516
3.750%, 08/31/2026 to 12/31/2028	14,800,000	14,729,813
3.875%, 03/31/2027 to 09/30/2029	11,300,000	11,275,110
4.000%, 12/15/2027 to 03/31/2030	28,365,000	28,433,297
4.125%, 10/31/2026 to 11/15/2032	103,209,000	103,699,519
4.250%, 11/30/2026 to 11/15/2034	30,253,000	30,510,638
4.375%, 07/31/2026 to 01/31/2032	15,213,000	15,426,049
4.500%, 05/15/2027 to 11/15/2033	38,750,000	39,614,256
4.625%, 06/30/2026 to 02/15/2035	26,441,000	27,175,215
		427,719,671
U.S. Government Agency – 26.0%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	991,089
5.500%, 07/15/2036	1,690,000	1,837,437
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	4,910,161	3,910,713
2.000%, 07/01/2035 to 05/01/2051	5,299,015	4,295,003
2.500%, 04/01/2031 to 04/01/2052	10,472,090	8,826,052
3.000%, 07/01/2032 to 08/01/2052	10,597,455	9,385,256
3.500%, 12/01/2025 to 07/01/2052	6,248,182	5,715,483
4.000%, 09/01/2040 to 09/01/2047	895,452	853,017
4.500%, 07/01/2029 to 07/01/2052	4,977,119	4,820,617
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 07/01/2035 to 07/01/2053	$4,889,163	$4,815,494
5.500%, 04/01/2027 to 12/01/2054	7,732,511	7,765,987
6.000%, 10/01/2036 to 01/01/2055	7,574,508	7,745,047
6.250%, 07/15/2032	450,000	508,032
6.500%, 08/01/2037 to 09/01/2053	1,659,693	1,729,614
6.750%, 09/15/2029	1,200,000	1,333,846
7.000%, 04/01/2029 to 04/01/2032	5,377	5,634
7.500%, 09/01/2030 to 03/01/2032	3,256	3,476
7.587%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.837%), 08/01/2037 (A)	213,339	221,178
8.000%, 02/01/2030	187	192
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	5,176,164	4,368,692
2.000%, 02/01/2035 to 02/01/2052	49,268,701	40,518,832
2.125%, 04/24/2026	1,000,000	979,881
2.500%, 05/01/2028 to 02/01/2052	27,605,725	23,621,293
3.000%, 01/01/2027 to 03/01/2052	11,597,123	10,408,726
3.500%, 12/01/2025 to 07/01/2052	9,332,027	8,576,190
4.000%, 02/01/2031 to 04/01/2053	12,525,557	11,879,504
4.500%, 08/01/2033 to 07/01/2053	4,124,712	3,992,855
5.000%, 12/01/2034 to 04/01/2054	6,947,141	6,867,949
5.250%, 04/02/2027	1,000,000	1,000,020
5.500%, 01/01/2034 to 11/01/2054	4,924,775	4,950,985
6.000%, 07/01/2027 to 02/01/2055	3,247,062	3,316,493
6.238%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	31,041	31,564
6.335%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	8,821	9,014
6.500%, 07/01/2031 to 12/01/2053	2,317,534	2,405,950
7.000%, 02/01/2031 to 10/01/2038	22,801	24,248
7.048%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	37,540	39,179
7.088%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 09/01/2037 (A)	33,753	34,846
7.124%, (1 Year CMT + 2.185%), 05/01/2036 (A)	27,622	28,209
7.125%, 01/15/2030	209,000	236,787
7.250%, 05/15/2030	1,450,000	1,662,395

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
7.425%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	$1,692	$1,767
7.500%, 09/01/2030 to 08/01/2031	9,724	10,276
8.000%, 08/01/2030 to 09/01/2031	1,459	1,513
8.500%, 09/01/2030	144	153
Government National Mortgage Association
2.000%, 11/20/2050 to 02/20/2051	10,430,753	8,535,425
2.500%, 08/20/2050 to 11/20/2051	10,845,715	9,259,374
3.000%, 08/15/2043 to 07/20/2051	8,562,214	7,638,526
3.500%, 04/15/2042 to 01/20/2052	7,035,760	6,507,015
4.000%, 11/15/2026 to 03/20/2053	5,182,532	4,910,885
4.500%, 08/15/2033 to 07/20/2053	5,214,932	5,044,052
5.000%, 08/15/2033 to 10/20/2054	5,671,591	5,602,580
5.500%, 11/15/2032 to 11/20/2053	5,360,648	5,397,061
6.000%, 07/15/2029 to 03/20/2055	2,950,501	3,006,262
6.500%, 05/15/2028 to 11/20/2052	884,225	908,258
7.000%, 08/15/2029 to 05/15/2032	9,620	9,837
7.500%, 09/15/2030 to 01/15/2031	2,662	2,761
		246,552,524
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $719,085,648)		$674,272,195
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	497,589
Chile – 0.1%
Republic of Chile 3.100%, 05/07/2041	675,000	494,910
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	996,450
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,033,705
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	811,926
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,936,875
6.050%, 01/11/2040	930,000	874,712
		2,811,587
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	353,757
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	266,275
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	991,457
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,622,399)		$8,257,656
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 24.7%
Communication services – 2.0%
Alphabet, Inc.
1.100%, 08/15/2030	$300,000	$255,565
2.050%, 08/15/2050	400,000	226,588
AT&T, Inc.
2.550%, 12/01/2033	665,000	545,203
3.800%, 12/01/2057	609,000	427,530
4.750%, 05/15/2046	700,000	608,917
4.850%, 07/15/2045	500,000	441,730
5.150%, 03/15/2042	50,000	46,407
5.400%, 02/15/2034	800,000	812,858
6.375%, 03/01/2041	360,000	382,026
British Telecommunications PLC 9.625%, 12/15/2030	190,000	231,974
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	518,034
5.050%, 03/30/2029	400,000	398,152
5.375%, 05/01/2047	500,000	414,290
Comcast Corp.
2.350%, 01/15/2027	255,000	246,421
2.887%, 11/01/2051	256,000	156,127
3.450%, 02/01/2050	500,000	346,112
3.999%, 11/01/2049	500,000	383,590
4.049%, 11/01/2052	1,000,000	759,777
4.600%, 10/15/2038	200,000	184,163
6.500%, 11/15/2035	52,000	57,531
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	171,337
Discovery Communications LLC 4.125%, 05/15/2029	900,000	849,242
Fox Corp. 3.500%, 04/08/2030 (B)	600,000	565,945
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	203,415
Meta Platforms, Inc.
4.600%, 05/15/2028	250,000	253,015
4.950%, 05/15/2033	700,000	708,671
Netflix, Inc. 4.875%, 04/15/2028	300,000	304,325
Oracle Corp. 4.200%, 09/27/2029	300,000	294,257
Paramount Global 4.950%, 05/19/2050	470,000	360,143
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	592,286
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	118,150
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	255,006
Telefonica Europe BV 8.250%, 09/15/2030	350,000	402,301
The Walt Disney Company
2.650%, 01/13/2031	400,000	361,359
6.200%, 12/15/2034	450,000	494,721
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	599,241
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	290,203
3.875%, 04/15/2030	600,000	575,185
4.500%, 04/15/2050	700,000	582,166
5.750%, 01/15/2054	700,000	692,640
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	500,000	416,711
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	170,235

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
2.875%, 11/20/2050	$500,000	$311,347
4.016%, 12/03/2029	500,000	486,445
4.522%, 09/15/2048	1,260,000	1,061,836
Vodafone Group PLC
5.250%, 05/30/2048	300,000	276,115
6.150%, 02/27/2037	300,000	317,813
		19,157,105
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	348,671
2.500%, 06/03/2050	800,000	483,946
4.050%, 08/22/2047	400,000	332,693
4.700%, 12/01/2032	700,000	706,023
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	506,929
AutoZone, Inc. 3.750%, 06/01/2027	600,000	591,153
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	294,031
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	183,174
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	185,196
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	279,632
Ford Motor Credit Company LLC 6.798%, 11/07/2028	1,420,000	1,460,406
General Motors Company 5.400%, 04/01/2048	300,000	256,137
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	274,467
3.100%, 01/12/2032	350,000	299,068
3.600%, 06/21/2030	420,000	384,999
5.250%, 03/01/2026	650,000	651,248
Lennar Corp. 4.750%, 11/29/2027	300,000	300,358
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	578,521
3.750%, 04/01/2032	500,000	463,840
McDonald's Corp.
4.950%, 03/03/2035	500,000	497,576
5.000%, 05/17/2029	500,000	509,892
NIKE, Inc. 2.850%, 03/27/2030	500,000	462,855
Starbucks Corp. 3.550%, 08/15/2029	300,000	288,293
The Home Depot, Inc.
1.375%, 03/15/2031	895,000	744,743
2.700%, 04/15/2030	600,000	550,709
4.250%, 04/01/2046	290,000	244,010
5.875%, 12/16/2036	280,000	299,373
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	388,432
4.500%, 04/15/2050	500,000	440,596
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	190,626
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	464,618
1.900%, 09/12/2031	700,000	589,815
3.050%, 01/11/2028	300,000	289,928
Whirlpool Corp. 5.150%, 03/01/2043 (B)	300,000	253,163
		14,795,121
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	$400,000	$293,353
4.500%, 05/02/2043	500,000	413,842
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	427,847
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	505,014
BAT Capital Corp.
2.726%, 03/25/2031	600,000	531,342
3.215%, 09/06/2026	500,000	490,492
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	286,881
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	438,391
Diageo Capital PLC 2.000%, 04/29/2030	300,000	264,848
General Mills, Inc. 2.875%, 04/15/2030	600,000	550,018
JBS USA LUX SA 5.750%, 04/01/2033	300,000	304,749
Kellanova 3.250%, 04/01/2026	400,000	395,572
Kenvue, Inc. 4.900%, 03/22/2033	500,000	500,805
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	500,464
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	213,217
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	449,889
4.625%, 01/30/2029	250,000	250,500
6.875%, 01/26/2039	40,000	44,429
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	248,127
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	488,950
4.000%, 03/05/2042	270,000	229,189
5.500%, 01/15/2040	280,000	288,584
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	329,303
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,085,459
Target Corp. 3.900%, 11/15/2047	500,000	395,453
The Coca-Cola Company
2.125%, 09/06/2029	400,000	365,922
2.500%, 06/01/2040	400,000	287,492
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	542,341
The Kroger Company 3.500%, 02/01/2026	500,000	496,272
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	459,032
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	394,093
Walmart, Inc.
3.250%, 07/08/2029	600,000	579,509
4.050%, 06/29/2048	500,000	414,041
		13,465,420
Energy – 1.8%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	488,583
4.486%, 05/01/2030	500,000	496,351
Berry Global, Inc. 5.500%, 04/15/2028	250,000	254,995

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc.
4.893%, 09/11/2033	$500,000	$492,659
5.017%, 11/17/2027	500,000	508,124
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	300,866
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	297,492
Chevron Corp. 2.954%, 05/16/2026	600,000	591,568
ConocoPhillips Company 5.000%, 01/15/2035	300,000	296,992
Devon Energy Corp.
5.000%, 06/15/2045	885,000	750,791
7.875%, 09/30/2031	170,000	193,499
Diamondback Energy, Inc.
5.150%, 01/30/2030	300,000	304,550
5.750%, 04/18/2054	200,000	188,552
Enbridge, Inc.
3.700%, 07/15/2027	300,000	294,500
4.500%, 06/10/2044	300,000	251,074
5.700%, 03/08/2033	500,000	513,171
Energy Transfer LP
3.750%, 05/15/2030	430,000	406,566
5.500%, 06/01/2027	600,000	609,127
6.125%, 12/15/2045	350,000	344,162
6.500%, 02/01/2042	50,000	51,665
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	461,164
4.850%, 08/15/2042	280,000	255,688
6.875%, 03/01/2033	130,000	145,421
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	311,544
3.482%, 03/19/2030	500,000	480,060
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	61,746
6.500%, 09/01/2039	180,000	189,822
Kinder Morgan, Inc.
5.000%, 02/01/2029	600,000	604,999
5.550%, 06/01/2045	375,000	351,491
MPLX LP
4.800%, 02/15/2029	400,000	400,685
5.000%, 03/01/2033	145,000	141,534
5.200%, 03/01/2047	155,000	136,353
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	249,833
5.375%, 01/01/2032	100,000	98,510
6.625%, 09/01/2030	350,000	367,676
ONEOK Partners LP 6.650%, 10/01/2036	268,000	289,197
ONEOK, Inc.
5.650%, 11/01/2028	370,000	381,097
6.625%, 09/01/2053	360,000	376,722
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	281,460
Phillips 66 Company 3.750%, 03/01/2028	200,000	195,806
Plains All American Pipeline LP 4.900%, 02/15/2045	350,000	300,108
Shell Finance US, Inc. 4.375%, 05/11/2045	1,000,000	852,854
Shell International Finance BV 6.375%, 12/15/2038	90,000	99,722
Suncor Energy, Inc. 5.950%, 05/15/2035 (B)	163,000	165,912
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP 4.000%, 01/15/2032	$500,000	$461,379
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	373,754
5.100%, 09/15/2045	400,000	361,169
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	413,677
Valero Energy Corp. 7.500%, 04/15/2032	270,000	305,247
		16,749,917
Financials – 8.0%
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033 (B)	1,000,000	965,141
American International Group, Inc. 5.125%, 03/27/2033	400,000	400,564
Ameriprise Financial, Inc. 5.150%, 05/15/2033	500,000	504,345
Aon Corp. 2.050%, 08/23/2031	400,000	339,834
Aon North America, Inc. 5.450%, 03/01/2034	300,000	305,467
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	395,205
Ares Capital Corp. 5.875%, 03/01/2029	500,000	507,618
Arthur J. Gallagher & Company 5.450%, 07/15/2034	400,000	406,121
Athene Global Funding 5.526%, 07/11/2031 (C)	250,000	253,586
Athene Holding, Ltd. 4.125%, 01/12/2028	200,000	197,281
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	670,109
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,312,000	1,271,492
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	491,161
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,946,082
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	424,033
4.450%, 03/03/2026	700,000	698,865
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	560,000	568,154
7.750%, 05/14/2038	480,000	569,084
Barclays PLC
4.375%, 01/12/2026	500,000	499,125
4.950%, 01/10/2047	300,000	270,382
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	781,360
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	552,077
Blackstone Private Credit Fund 5.950%, 07/16/2029	300,000	303,244

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	$480,000	$472,606
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	600,000	612,901
Chubb INA Holdings LLC 3.350%, 05/03/2026	300,000	296,765
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	600,000	577,971
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	700,000	608,082
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	631,553
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	400,000	328,284
4.450%, 09/29/2027	500,000	497,645
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	700,000	700,886
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	800,000	804,514
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	201,074
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	200,000	203,596
CNA Financial Corp. 3.900%, 05/01/2029	300,000	290,951
CNO Financial Group, Inc. 5.250%, 05/30/2029	200,000	200,284
Corebridge Financial, Inc. 3.900%, 04/05/2032	250,000	231,107
Deutsche Bank AG
2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	375,000	368,265
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	250,000	219,682
5.706%, (5.706% to 2-8-27, then Overnight SOFR + 1.594%), 02/08/2028	200,000	203,036
Discover Bank 4.650%, 09/13/2028	500,000	495,452
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,510,790
4.875%, 02/15/2036	1,000,000	1,044,679
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	300,000	313,609
Fifth Third Bank, Inc. 2.250%, 02/01/2027	300,000	288,681
Fiserv, Inc. 2.250%, 06/01/2027	600,000	572,305
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	$600,000	$546,184
GE Capital International Funding Company 4.418%, 11/15/2035	622,000	589,617
Global Payments, Inc. 4.450%, 06/01/2028	400,000	397,408
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	898,301
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	991,125
6.500%, 09/15/2037	660,000	702,949
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	200,000	202,128
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	200,000	201,404
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	283,826
Inter-American Development Bank
1.125%, 07/20/2028 to 01/13/2031	2,500,000	2,150,596
2.000%, 07/23/2026	1,000,000	974,004
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	387,600
4.600%, 03/15/2033	500,000	490,123
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	919,686
0.875%, 07/15/2026	1,000,000	960,736
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	391,000	350,852
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,860,000	1,238,405
3.300%, 04/01/2026	700,000	692,882
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	485,972
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	685,972
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	595,828
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	750,000	745,045
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	1,006,388
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	300,000	301,199
6.400%, 05/15/2038	250,000	275,530
KeyBank NA
5.000%, 01/26/2033	300,000	292,165
5.850%, 11/15/2027	250,000	256,832

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp.
3.625%, 12/12/2026	$500,000	$492,844
7.000%, 06/15/2040	150,000	168,944
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	99,283
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	100,000	96,637
Marsh & McLennan Companies, Inc. 2.375%, 12/15/2031	250,000	215,190
Mastercard, Inc.
2.000%, 11/18/2031	350,000	298,530
2.950%, 11/21/2026	300,000	294,366
MetLife, Inc. 4.600%, 05/13/2046	500,000	438,092
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,300,000	1,250,789
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	769,940
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	500,000	480,629
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	944,211
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	537,971
4.375%, 01/22/2047	1,050,000	882,871
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,013,555
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,000,000	1,039,946
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	423,081
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	660,205
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	300,000	300,265
5.583%, (5.583% to 3-1-27, then 1 Year CMT + 1.100%), 03/01/2028	200,000	203,347
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	200,000	203,995
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	921,966
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	357,833
2.850%, 10/01/2029	500,000	466,217
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	452,621
Royal Bank of Canada 2.300%, 11/03/2031	800,000	686,599
S&P Global, Inc. 2.900%, 03/01/2032	600,000	534,992
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034 (B)	$700,000	$704,072
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	881,212
3.784%, 03/09/2026	550,000	546,584
The Allstate Corp. 3.280%, 12/15/2026	500,000	489,864
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	783,705
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	704,038
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	290,608
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	634,378
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	350,000	302,491
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	881,349
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,000,000	737,400
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	997,573
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	250,000	257,898
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	177,149
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	960,486
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	300,000	300,107
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	683,450
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	241,788
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	51,644
Truist Financial Corp.
1.125%, 08/03/2027	500,000	463,624
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	500,000	510,295
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	600,000	612,156
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	600,000	619,147
Visa, Inc.
2.050%, 04/15/2030	600,000	538,516
4.300%, 12/14/2045	463,000	403,659
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,802,551

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.000%, 10/23/2026	$700,000	$684,522
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,100,000	819,771
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,000,000	897,222
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	771,567
		75,601,550
Health care – 2.7%
Abbott Laboratories
3.750%, 11/30/2026	283,000	281,398
4.750%, 11/30/2036	300,000	295,289
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,416,000	1,355,355
4.400%, 11/06/2042	660,000	582,716
Amgen, Inc.
4.400%, 05/01/2045	260,000	219,915
4.663%, 06/15/2051	459,000	392,172
5.250%, 03/02/2030 to 03/02/2033	1,150,000	1,169,539
AstraZeneca PLC 0.700%, 04/08/2026	500,000	482,173
Baxter International, Inc. 3.950%, 04/01/2030	500,000	481,323
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	349,833
Biogen, Inc. 3.250%, 02/15/2051	561,000	359,436
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	455,596
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	375,121
4.550%, 02/20/2048	300,000	258,983
5.200%, 02/22/2034	400,000	406,978
Cardinal Health, Inc. 5.125%, 02/15/2029	500,000	508,061
Centene Corp. 4.250%, 12/15/2027	500,000	487,889
CVS Health Corp.
4.300%, 03/25/2028	689,000	680,693
5.050%, 03/25/2048	500,000	426,672
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	238,023
Dignity Health 4.500%, 11/01/2042	300,000	255,171
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	346,246
4.650%, 08/15/2044	150,000	130,563
6.100%, 10/15/2052	333,000	340,418
Eli Lilly & Company 2.250%, 05/15/2050	500,000	286,975
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	308,333
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	225,000	234,877
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	595,500
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	231,633
HCA, Inc.
3.500%, 09/01/2030	275,000	255,025
4.500%, 02/15/2027	200,000	199,311
5.500%, 06/15/2047	400,000	368,353
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. (continued)
5.600%, 04/01/2034	$500,000	$502,771
Humana, Inc. 3.950%, 03/15/2027	350,000	345,192
Johnson & Johnson
2.100%, 09/01/2040	500,000	344,720
5.850%, 07/15/2038	285,000	310,686
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	462,634
Medtronic, Inc. 4.375%, 03/15/2035	500,000	480,750
Merck & Company, Inc. 2.150%, 12/10/2031	350,000	301,150
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	500,000	529,652
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	949,473
Pfizer, Inc.
2.750%, 06/03/2026	713,000	701,162
4.400%, 05/15/2044	264,000	231,207
Quest Diagnostics, Inc.
4.200%, 06/30/2029	300,000	295,181
4.700%, 03/30/2045	300,000	263,589
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	591,355
Solventum Corp. 5.450%, 03/13/2031	300,000	305,632
Stryker Corp. 4.625%, 03/15/2046	350,000	311,771
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	500,000	505,965
The Cigna Group 4.375%, 10/15/2028	500,000	496,183
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031 (B)	400,000	342,080
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	437,554
2.900%, 05/15/2050	400,000	252,146
4.375%, 03/15/2042	50,000	43,360
4.450%, 12/15/2048	300,000	250,480
5.350%, 02/15/2033	700,000	717,710
5.800%, 03/15/2036	300,000	316,526
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	302,000	297,947
Viatris, Inc. 2.700%, 06/22/2030	500,000	435,436
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	494,213
Zoetis, Inc. 2.000%, 05/15/2030	300,000	263,786
		25,139,881
Industrials – 2.0%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	442,977
4.450%, 04/03/2026	400,000	399,629
5.750%, 06/06/2028	1,000,000	1,028,606
Air Lease Corp.
3.125%, 12/01/2030	600,000	543,171
3.625%, 12/01/2027	400,000	391,118
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	188,850	179,846
Automatic Data Processing, Inc. 4.450%, 09/09/2034	520,000	503,492

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	$350,000	$308,203
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	463,486
Carrier Global Corp.
2.493%, 02/15/2027	200,000	193,149
3.577%, 04/05/2050	170,000	123,800
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	515,392
3.250%, 04/09/2050	400,000	281,724
CNH Industrial Capital LLC 4.550%, 04/10/2028	500,000	498,681
CSX Corp.
3.800%, 04/15/2050	1,000,000	763,479
4.250%, 03/15/2029	400,000	396,892
Deere & Company 3.100%, 04/15/2030	500,000	469,235
Equifax, Inc. 3.100%, 05/15/2030	800,000	737,426
General Dynamics Corp. 3.625%, 04/01/2030	500,000	480,591
General Electric Company
4.500%, 03/11/2044	200,000	175,287
6.750%, 03/15/2032	66,000	73,681
6.875%, 01/10/2039	168,000	194,556
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	440,751
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	204,835
5.700%, 08/14/2033	200,000	206,418
John Deere Capital Corp. 4.500%, 01/08/2027	300,000	301,752
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	146,521
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	276,588
Lockheed Martin Corp.
3.800%, 03/01/2045	400,000	317,293
5.250%, 01/15/2033	475,000	487,236
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	220,818
Northrop Grumman Corp.
3.250%, 01/15/2028	100,000	96,813
4.400%, 05/01/2030	200,000	197,816
Regal Rexnord Corp. 6.050%, 04/15/2028	300,000	307,763
Republic Services, Inc. 2.375%, 03/15/2033 (B)	400,000	332,857
RTX Corp.
4.625%, 11/16/2048	500,000	429,730
6.125%, 07/15/2038	225,000	240,878
Southwest Airlines Company 5.125%, 06/15/2027	500,000	503,338
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	172,227
The Boeing Company
2.950%, 02/01/2030	400,000	364,343
3.750%, 02/01/2050	400,000	280,363
5.040%, 05/01/2027	200,000	200,910
5.805%, 05/01/2050	600,000	571,189
8.750%, 09/15/2031	90,000	106,603
TR Finance LLC 4.500%, 05/23/2043	250,000	207,819
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	$600,000	$496,582
Uber Technologies, Inc. 4.300%, 01/15/2030	500,000	491,037
Union Pacific Corp.
3.799%, 10/01/2051 to 04/06/2071	1,113,000	790,170
4.500%, 01/20/2033	500,000	491,079
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	193,510	181,826
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	386,522
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	588,937
Waste Management, Inc. 2.500%, 11/15/2050	300,000	179,069
		19,384,504
Information technology – 1.5%
Apple, Inc.
1.650%, 05/11/2030	900,000	790,889
2.450%, 08/04/2026	560,000	547,484
4.100%, 08/08/2062	700,000	561,113
4.850%, 05/10/2053 (B)	270,000	258,998
Applied Materials, Inc. 5.100%, 10/01/2035	470,000	479,299
Broadcom, Inc.
2.600%, 02/15/2033 (C)	800,000	674,226
3.137%, 11/15/2035 (C)	600,000	497,313
4.300%, 11/15/2032	700,000	668,208
4.800%, 10/15/2034	400,000	390,472
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	85,931
Dell International LLC 5.400%, 04/15/2034	600,000	604,649
Eaton Corp. 3.103%, 09/15/2027	500,000	486,016
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	423,285
HP, Inc. 6.000%, 09/15/2041	500,000	503,105
IBM Corp.
4.000%, 06/20/2042	210,000	173,239
5.600%, 11/30/2039	21,000	21,415
Intel Corp.
2.000%, 08/12/2031	500,000	417,731
5.200%, 02/10/2033 (B)	1,000,000	987,368
Micron Technology, Inc. 5.875%, 09/15/2033	250,000	260,033
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	963,447
NVIDIA Corp. 2.000%, 06/15/2031	400,000	348,810
NXP BV 3.400%, 05/01/2030	520,000	484,145
Oracle Corp.
2.650%, 07/15/2026	310,000	302,636
2.875%, 03/25/2031	400,000	358,127
3.250%, 11/15/2027	565,000	547,720
4.000%, 11/15/2047	400,000	303,242
4.125%, 05/15/2045	500,000	394,768
5.550%, 02/06/2053	300,000	280,398
Qualcomm, Inc. 1.650%, 05/20/2032 (B)	566,000	462,456

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Roper Technologies, Inc. 4.200%, 09/15/2028	$500,000	$494,227
Salesforce, Inc. 2.700%, 07/15/2041	400,000	285,412
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	176,564
VMware LLC 1.800%, 08/15/2028	400,000	364,669
		14,597,395
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	476,224
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	362,475
DuPont de Nemours, Inc. 5.319%, 11/15/2038	242,000	249,550
Eastman Chemical Company 4.650%, 10/15/2044	500,000	425,165
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	300,000	281,295
Huntsman International LLC 4.500%, 05/01/2029	500,000	479,571
International Paper Company 5.000%, 09/15/2035	500,000	494,351
LYB International Finance II BV 3.500%, 03/02/2027	400,000	392,052
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	259,493
Newmont Corp. 4.875%, 03/15/2042	270,000	248,527
Nucor Corp. 2.700%, 06/01/2030	300,000	273,483
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	107,018
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	245,407
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	243,741
The Dow Chemical Company
4.375%, 11/15/2042	390,000	320,623
9.400%, 05/15/2039	130,000	174,617
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	293,560
Vulcan Materials Company 3.500%, 06/01/2030	300,000	282,703
		5,609,855
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	315,207
American Homes 4 Rent LP 3.625%, 04/15/2032 (B)	350,000	317,771
American Tower Corp.
3.800%, 08/15/2029	525,000	504,091
4.050%, 03/15/2032 (B)	300,000	283,151
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	338,568
Boston Properties LP 2.550%, 04/01/2032	500,000	411,985
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	485,287
5.200%, 04/01/2032	250,000	249,641
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	256,172
3.700%, 06/15/2026	400,000	395,206
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Digital Realty Trust LP 4.450%, 07/15/2028	$200,000	$198,660
Equinix, Inc. 2.150%, 07/15/2030	400,000	350,659
Essex Portfolio LP 3.000%, 01/15/2030	200,000	184,089
Extra Space Storage LP 2.350%, 03/15/2032	500,000	418,185
GLP Capital LP 5.300%, 01/15/2029	600,000	600,854
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	379,491
Kimco Realty OP LLC 2.250%, 12/01/2031	250,000	212,546
Mid-America Apartments LP 3.950%, 03/15/2029	400,000	389,877
Prologis LP 5.125%, 01/15/2034	275,000	275,713
Realty Income Corp. 3.250%, 01/15/2031	200,000	183,748
Simon Property Group LP 3.375%, 06/15/2027	500,000	489,452
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	1,019,919
Ventas Realty LP 2.500%, 09/01/2031	200,000	172,959
VICI Properties LP 5.125%, 05/15/2032	200,000	195,747
Welltower OP LLC 2.750%, 01/15/2031	300,000	267,576
		8,896,554
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	302,804
Ameren Corp. 3.500%, 01/15/2031	800,000	743,356
American Electric Power Company, Inc. 5.625%, 03/01/2033	150,000	153,834
American Water Capital Corp. 4.300%, 09/01/2045	350,000	294,156
Arizona Public Service Company 3.350%, 05/15/2050	500,000	341,918
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	589,779
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	400,000	345,971
6.125%, 04/01/2036	436,000	464,155
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	640,333
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	541,561
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	194,945
6.250%, 10/01/2039	160,000	167,912
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	375,000	332,536
Dominion Energy, Inc. 3.375%, 04/01/2030	500,000	467,263
DTE Electric Company
3.750%, 08/15/2047	300,000	231,466
5.200%, 04/01/2033	230,000	232,856
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	210,100

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
2.450%, 06/01/2030	$660,000	$588,488
4.800%, 12/15/2045	500,000	431,798
5.000%, 08/15/2052	600,000	523,414
5.750%, 09/15/2033	500,000	521,088
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	593,263
Essential Utilities, Inc. 4.276%, 05/01/2049	400,000	315,783
Eversource Energy 4.250%, 04/01/2029	300,000	294,610
Exelon Corp. 3.400%, 04/15/2026	542,000	535,741
FirstEnergy Corp. 2.650%, 03/01/2030	225,000	202,619
Florida Power & Light Company 5.650%, 02/01/2037	290,000	300,960
Georgia Power Company
4.950%, 05/17/2033	300,000	297,931
5.950%, 02/01/2039	335,000	345,796
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	391,028
6.050%, 03/15/2037	187,000	197,381
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	619,320
5.250%, 02/28/2053	700,000	643,234
NiSource, Inc.
3.950%, 03/30/2048	300,000	230,754
5.400%, 06/30/2033	900,000	903,993
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	100,000	97,471
7.500%, 09/01/2038	188,000	221,922
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	343,842
3.750%, 07/01/2028	30,000	28,846
4.550%, 07/01/2030	227,000	219,728
4.950%, 07/01/2050	727,000	607,069
5.800%, 05/15/2034	325,000	328,169
PacifiCorp 6.000%, 01/15/2039	335,000	345,343
PPL Electric Utilities Corp. 5.000%, 05/15/2033	250,000	249,918
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	387,653
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	269,274
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	211,598
Sempra 3.400%, 02/01/2028	200,000	193,250
Southern California Edison Company
2.250%, 06/01/2030	700,000	611,168
5.350%, 07/15/2035	130,000	127,115
Southern California Gas Company 6.350%, 11/15/2052	400,000	428,072
The Connecticut Light & Power Company 4.300%, 04/15/2044	235,000	199,018
The Southern Company
3.250%, 07/01/2026	572,000	562,991
4.400%, 07/01/2046	400,000	330,879
Virginia Electric & Power Company
4.625%, 05/15/2052	250,000	211,071
8.875%, 11/15/2038	190,000	250,703
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Electric Power Company 4.750%, 09/30/2032	$200,000	$199,110
Xcel Energy, Inc. 4.600%, 06/01/2032	400,000	385,612
		21,001,968
TOTAL CORPORATE BONDS (Cost $248,132,170)		$234,399,270
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	57,770
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	158,792
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	48,619
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	103,095
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	346,891
New York State Urban Development Corp. 5.770%, 03/15/2039	235,000	240,040
State of California, GO 7.300%, 10/01/2039	400,000	464,586
State of California, GO 7.500%, 04/01/2034	80,000	92,554
State of Illinois, GO 5.100%, 06/01/2033	108,235	108,027
State of Illinois, GO 7.350%, 07/01/2035	220,000	238,599
State of Texas, GO 5.517%, 04/01/2039	260,000	266,187
State of Utah, GO 3.539%, 07/01/2025	76,759	76,601
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	314,893
TOTAL MUNICIPAL BONDS (Cost $2,450,616)		$2,516,654
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Commercial and residential – 1.5%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,872,640	1,813,582
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,756,150
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,517,929
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,796,309
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,039,705
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,897,757	1,861,590
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,689,854
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,759,636

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	$500,000	$498,111
		14,732,866
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	622,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,984,582)		$15,355,784
ASSET-BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,017,138
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,014,878
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	616,697
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	787,379	735,052
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,256,229
TOTAL ASSET-BACKED SECURITIES (Cost $4,695,307)		$4,639,994
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.2232% (E)(F)	1,127,487	11,278,143
TOTAL SHORT-TERM INVESTMENTS (Cost $11,278,351)		$11,278,143
Total Investments (Total Bond Market Trust) (Cost $1,010,249,073) – 100.4%		$950,719,696
Other assets and liabilities, net – (0.4%)		(3,341,462)
TOTAL NET ASSETS – 100.0%		$947,378,234
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $1,241,566.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
Total Bond Market Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,269,551.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 8.6%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	309	$11,309
AST SpaceMobile, Inc. (A)(B)	2,437	55,417
AT&T, Inc.	115,225	3,258,563
ATN International, Inc.	257	5,220
Bandwidth, Inc., Class A (A)	415	5,437
Cogent Communications Holdings, Inc.	790	48,435
Frontier Communications Parent, Inc. (A)	4,000	143,440
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	2,041	42,575
IDT Corp., Class B	377	19,344
Iridium Communications, Inc.	1,907	52,099
Liberty Global, Ltd., Class A (A)	2,867	32,999
Liberty Global, Ltd., Class C (A)	2,822	33,779
Liberty Latin America, Ltd., Class A (A)	588	3,722
Liberty Latin America, Ltd., Class C (A)	2,562	15,910
Lumen Technologies, Inc. (A)	16,360	64,131
Shenandoah Telecommunications Company	901	11,326
Verizon Communications, Inc.	67,646	3,068,423
		6,872,129
Entertainment – 1.4%
AMC Entertainment Holdings, Inc., Class A (A)	5,870	16,847
Atlanta Braves Holdings, Inc., Series A (A)	186	8,160
Atlanta Braves Holdings, Inc., Series C (A)	806	32,248
Cinemark Holdings, Inc.	1,966	48,934
CuriosityStream, Inc.	906	2,428
Electronic Arts, Inc.	4,247	613,776
Eventbrite, Inc., Class A (A)	1,418	2,992
Gaia, Inc. (A)	317	1,220
Golden Matrix Group, Inc. (A)	2,118	4,172
Liberty Media Corp.-Liberty Formula One, Series A (A)	383	31,203
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,374	303,694
Liberty Media Corp.-Liberty Live, Series A (A)	418	28,106
Liberty Media Corp.-Liberty Live, Series C (A)	1,014	69,094
Lions Gate Entertainment Corp., Class B (A)	2,546	20,164
Live Nation Entertainment, Inc. (A)	3,701	483,277
Madison Square Garden Entertainment Corp. (A)	664	21,739
Madison Square Garden Sports Corp. (A)	312	60,753
Netflix, Inc. (A)	6,898	6,432,592
Playstudios, Inc. (A)	1,879	2,386
Playtika Holding Corp.	6,026	31,154
Reservoir Media, Inc. (A)	1,061	8,095
ROBLOX Corp., Class A (A)	9,621	560,808
Roku, Inc. (A)	2,048	144,261
Skillz, Inc. (A)	254	1,143
Sphere Entertainment Company (A)	461	15,084
Take-Two Interactive Software, Inc. (A)	2,818	584,031

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	406	$6,776
The Walt Disney Company	29,152	2,877,302
TKO Group Holdings, Inc.	1,302	198,959
Vivid Seats, Inc., Class A (A)	2,158	6,388
Warner Brothers Discovery, Inc. (A)	39,431	423,095
Warner Music Group Corp., Class A	2,276	71,353
		13,112,234
Interactive media and services – 5.3%
Alphabet, Inc., Class A	94,178	14,563,686
Alphabet, Inc., Class C	89,773	14,025,236
Angi, Inc. (A)	137	2,111
Bumble, Inc., Class A (A)	1,801	7,816
BuzzFeed, Inc. (A)	627	1,336
CarGurus, Inc. (A)	1,401	40,811
Cars.com, Inc. (A)	1,067	12,025
DHI Group, Inc. (A)	845	1,175
EverQuote, Inc., Class A (A)	508	13,305
FuboTV, Inc. (A)	5,320	15,534
Getty Images Holdings, Inc. (A)(B)	6,682	11,560
Grindr, Inc. (A)	2,839	50,818
IAC, Inc. (A)	1,297	59,584
IZEA Worldwide, Inc. (A)	347	729
Match Group, Inc. (A)	4,147	129,386
MediaAlpha, Inc., Class A (A)	895	8,270
Meta Platforms, Inc., Class A	35,117	20,240,034
Nextdoor Holdings, Inc. (A)	3,660	5,600
Outbrain, Inc. (A)	819	3,055
Pinterest, Inc., Class A (A)	9,703	300,793
PSQ Holdings, Inc. (A)	524	1,200
QuinStreet, Inc. (A)	901	16,074
Reddit, Inc., Class A (A)	1,925	201,933
Shutterstock, Inc.	576	10,731
Snap, Inc., Class A (A)	22,304	194,268
Taboola.com, Ltd. (A)	4,710	13,895
Travelzoo (A)	199	2,712
TripAdvisor, Inc. (A)	2,030	28,765
TrueCar, Inc. (A)	1,560	2,465
Trump Media & Technology Group Corp. (A)(B)	3,490	68,195
Vimeo, Inc. (A)	2,536	13,339
Webtoon Entertainment, Inc. (A)	2,080	15,954
Yelp, Inc. (A)	1,066	39,474
Zedge, Inc., Class B (A)	262	610
Ziff Davis, Inc. (A)	716	26,907
ZipRecruiter, Inc., Class A (A)	1,307	7,698
ZoomInfo Technologies, Inc. (A)	5,886	58,860
		50,195,944
Media – 0.6%
Advantage Solutions, Inc. (A)	5,215	7,875
Altice USA, Inc., Class A (A)	4,501	11,973
AMC Networks, Inc., Class A (A)	538	3,701
Boston Omaha Corp., Class A (A)	528	7,698
Cable One, Inc.	91	24,185
Cardlytics, Inc. (A)	858	1,562
Charter Communications, Inc., Class A (A)	2,294	845,408
Clear Channel Outdoor Holdings, Inc. (A)	8,067	8,954
Comcast Corp., Class A	62,085	2,290,937
comScore, Inc. (A)	102	701
Creative Realities, Inc. (A)	219	427
EchoStar Corp., Class A (A)	2,259	57,785
Emerald Holding, Inc.	42	165
Entravision Communications Corp., Class A	1,372	2,881
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	3,598	$203,647
Fox Corp., Class B	3,783	199,402
Gannett Company, Inc. (A)	2,392	6,913
GD Culture Group, Ltd. (A)	213	518
Gray Media, Inc.	1,517	6,553
Harte Hanks, Inc. (A)	129	619
Ibotta, Inc., Class A (A)	445	18,779
iHeartMedia, Inc., Class A (A)	2,155	3,556
Integral Ad Science Holding Corp. (A)	2,599	20,948
John Wiley & Sons, Inc., Class A	726	32,351
Lee Enterprises, Inc. (A)	115	1,194
Liberty Broadband Corp., Series A (A)	291	24,735
Liberty Broadband Corp., Series C (A)	1,974	167,889
Magnite, Inc. (A)	2,271	25,912
National CineMedia, Inc. (A)	1,548	9,040
News Corp., Class A	6,129	166,831
News Corp., Class B	3,003	91,201
Nexstar Media Group, Inc.	518	92,836
Nexxen International, Ltd. (A)	40	334
Omnicom Group, Inc.	3,141	260,420
Paramount Global, Class B (B)	10,083	120,593
PubMatic, Inc., Class A (A)	689	6,297
Saga Communications, Inc., Class A	97	1,210
Scholastic Corp.	446	8,420
Sinclair, Inc.	691	11,008
Sirius XM Holdings, Inc.	5,453	122,938
Stagwell, Inc. (A)	1,818	10,999
TechTarget, Inc. (A)	489	7,242
TEGNA, Inc.	2,627	47,864
The EW Scripps Company, Class A (A)	1,348	3,990
The Interpublic Group of Companies, Inc.	6,025	163,639
The New York Times Company, Class A	2,620	129,952
The Trade Desk, Inc., Class A (A)	7,161	391,850
Thryv Holdings, Inc. (A)	684	8,762
Townsquare Media, Inc., Class A	270	2,198
WideOpenWest, Inc. (A)	1,412	6,989
		5,641,881
Wireless telecommunication services – 0.6%
FingerMotion, Inc. (A)(B)	926	1,269
Gogo, Inc. (A)(B)	2,085	17,973
Spok Holdings, Inc.	326	5,359
SurgePays, Inc. (A)	449	929
Telephone & Data Systems, Inc.	1,702	65,935
T-Mobile US, Inc.	18,754	5,001,879
United States Cellular Corp. (A)	852	58,916
		5,152,260
		80,974,448
Consumer discretionary – 10.2%
Automobile components – 0.1%
Adient PLC (A)	1,431	18,403
American Axle & Manufacturing Holdings, Inc. (A)	1,974	8,034
Autoliv, Inc.	1,289	114,012
BorgWarner, Inc.	3,665	105,002
China Automotive Systems, Inc.	495	2,188
Cooper-Standard Holdings, Inc. (A)	292	4,473
Dana, Inc.	2,338	31,166
Dorman Products, Inc. (A)	492	59,306
Fox Factory Holding Corp. (A)	682	15,918
Gentex Corp.	3,720	86,676
Gentherm, Inc. (A)	516	13,798
Holley, Inc. (A)	2,016	5,181
LCI Industries	411	35,934

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Lear Corp.	906	$79,927
Luminar Technologies, Inc. (A)(B)	476	2,566
Mobileye Global, Inc., Class A (A)(B)	1,614	23,234
Modine Manufacturing Company (A)	844	64,777
Motorcar Parts of America, Inc. (A)	327	3,107
Patrick Industries, Inc.	540	45,662
PHINIA, Inc.	703	29,828
QuantumScape Corp. (A)	7,344	30,551
Standard Motor Products, Inc.	356	8,875
Stoneridge, Inc. (A)	478	2,194
Strattec Security Corp. (A)	67	2,644
Superior Industries International, Inc. (A)	658	1,402
The Goodyear Tire & Rubber Company (A)	4,586	42,375
Visteon Corp. (A)	448	34,774
XPEL, Inc. (A)	454	13,339
		885,346
Automobiles – 1.6%
Faraday Future Intelligent Electric, Inc. (A)	759	858
Ford Motor Company	62,758	629,463
General Motors Company	18,065	849,597
Harley-Davidson, Inc.	2,122	53,581
Lucid Group, Inc. (A)(B)	37,462	90,658
Rivian Automotive, Inc., Class A (A)(B)	16,117	200,657
Tesla, Inc. (A)	51,352	13,308,384
Thor Industries, Inc.	858	65,045
Winnebago Industries, Inc.	472	16,265
		15,214,508
Broadline retail – 3.5%
1stdibs.com, Inc. (A)	660	2,006
Amazon.com, Inc. (A)	168,706	32,098,004
CarParts.com, Inc. (A)	1,080	1,080
ContextLogic, Inc., Class A (A)	449	3,134
Coupang, Inc. (A)	26,032	570,882
Dillard's, Inc., Class A	197	70,552
eBay, Inc.	7,858	532,222
Etsy, Inc. (A)	1,849	87,236
Groupon, Inc. (A)(B)	647	12,144
Kohl's Corp. (B)	1,801	14,732
Macy's, Inc.	4,457	55,980
Nordstrom, Inc.	2,644	64,646
Ollie's Bargain Outlet Holdings, Inc. (A)	987	114,847
		33,627,465
Distributors – 0.1%
A-Mark Precious Metals, Inc.	371	9,412
AMCON Distributing Company	11	1,290
Genuine Parts Company	2,242	267,112
LKQ Corp.	4,232	180,029
Pool Corp.	615	195,785
Weyco Group, Inc.	151	4,602
		658,230
Diversified consumer services – 0.1%
ADT, Inc.	13,697	111,494
Adtalem Global Education, Inc. (A)	605	60,887
Allurion Technologies, Inc. (A)	78	250
American Public Education, Inc. (A)	287	6,406
Bright Horizons Family Solutions, Inc. (A)	935	118,782
Carriage Services, Inc.	245	9,494
Coursera, Inc. (A)	2,566	17,090
Duolingo, Inc. (A)	602	186,945
European Wax Center, Inc., Class A (A)	808	3,192
frontdoor, Inc. (A)	1,231	47,295
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Graham Holdings Company, Class B	55	$52,847
Grand Canyon Education, Inc. (A)	473	81,838
H&R Block, Inc.	2,242	123,108
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc. (A)	2,453	50,164
Lincoln Educational Services Corp. (A)	506	8,030
Mister Car Wash, Inc. (A)	5,197	41,004
Nerdy, Inc. (A)(B)	1,961	2,785
Perdoceo Education Corp.	1,048	26,389
Regis Corp. (A)	38	690
Service Corp. International	2,325	186,465
Strategic Education, Inc.	397	33,332
Stride, Inc. (A)	695	87,918
The Beachbody Company, Inc. (A)	82	614
Udemy, Inc. (A)	2,445	18,973
Universal Technical Institute, Inc. (A)	861	22,110
		1,298,102
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	1,352	13,412
Airbnb, Inc., Class A (A)	7,107	849,002
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,229	145,985
BJ's Restaurants, Inc. (A)	373	12,779
Bloomin' Brands, Inc.	1,394	9,995
Booking Holdings, Inc.	539	2,483,124
Boyd Gaming Corp.	1,467	96,573
Brinker International, Inc. (A)	722	107,614
Caesars Entertainment, Inc. (A)	3,488	87,200
Carnival Corp. (A)	18,046	352,438
Cava Group, Inc. (A)	1,842	159,167
Century Casinos, Inc. (A)	631	1,066
Chipotle Mexican Grill, Inc. (A)	22,012	1,105,223
Choice Hotels International, Inc. (B)	760	100,913
Churchill Downs, Inc.	1,182	131,285
Cracker Barrel Old Country Store, Inc.	357	13,859
Darden Restaurants, Inc.	1,903	395,367
Dave & Buster's Entertainment, Inc. (A)	648	11,385
Denny's Corp. (A)	890	3,266
Dine Brands Global, Inc.	255	5,934
Domino's Pizza, Inc.	562	258,211
DoorDash, Inc., Class A (A)	6,183	1,130,067
DraftKings, Inc., Class A (A)	7,808	259,304
Dutch Bros, Inc., Class A (A)	1,830	112,984
El Pollo Loco Holdings, Inc. (A)	474	4,882
Everi Holdings, Inc. (A)	1,381	18,878
Expedia Group, Inc.	2,004	336,872
FAT Brands, Inc., Class A	334	962
First Watch Restaurant Group, Inc. (A)	973	16,200
Full House Resorts, Inc. (A)	631	2,638
GAN, Ltd. (A)	857	1,517
GEN Restaurant Group, Inc. (A)	95	524
Global Business Travel Group I (A)	7,650	55,539
Golden Entertainment, Inc.	456	12,034
Hilton Grand Vacations, Inc. (A)	1,641	61,390
Hilton Worldwide Holdings, Inc.	3,962	901,553
Hyatt Hotels Corp., Class A	724	88,690
Inspired Entertainment, Inc. (A)	456	3,894
Jack in the Box, Inc.	319	8,674
Krispy Kreme, Inc.	2,765	13,604
Kura Sushi USA, Inc., Class A (A)	168	8,602
Las Vegas Sands Corp.	11,845	457,572
Life Time Group Holdings, Inc. (A)	3,328	100,506
Light & Wonder, Inc. (A)	1,427	123,592
Lindblad Expeditions Holdings, Inc. (A)	891	8,260
Lucky Strike Entertainment Corp. (B)	1,482	14,464

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	4,526	$1,078,093
Marriott Vacations Worldwide Corp.	564	36,231
McDonald's Corp.	11,530	3,601,626
MGM Resorts International (A)	4,893	145,029
Monarch Casino & Resort, Inc.	296	23,014
Nathan's Famous, Inc.	66	6,361
Noodles & Company (A)	825	899
Norwegian Cruise Line Holdings, Ltd. (A)	7,073	134,104
ONE Group Hospitality, Inc. (A)	576	1,722
Papa John's International, Inc.	529	21,731
Penn Entertainment, Inc. (A)	2,464	40,188
Planet Fitness, Inc., Class A (A)	1,360	131,390
PlayAGS, Inc. (A)	653	7,908
Portillo's, Inc., Class A (A)(B)	1,000	11,890
Potbelly Corp. (A)	475	4,517
RCI Hospitality Holdings, Inc.	144	6,183
Red Robin Gourmet Burgers, Inc. (A)	308	1,096
Red Rock Resorts, Inc., Class A	961	41,679
Restaurant Brands International LP	82	5,451
Royal Caribbean Cruises, Ltd.	4,138	850,111
Rush Street Interactive, Inc. (A)	1,339	14,354
Sabre Corp. (A)	6,247	17,554
Serve Robotics, Inc. (A)(B)	644	3,703
Shake Shack, Inc., Class A (A)	643	56,693
Six Flags Entertainment Corp.	1,617	57,678
Soho House & Company, Inc. (A)	895	5,531
Sonder Holdings, Inc. (A)	202	404
Starbucks Corp.	18,216	1,786,807
Sweetgreen, Inc., Class A (A)	1,640	41,033
Target Hospitality Corp. (A)	1,650	10,857
Texas Roadhouse, Inc.	1,068	177,961
The Cheesecake Factory, Inc.	810	39,415
The Wendy's Company	3,273	47,884
Travel + Leisure Company	1,121	51,891
United Parks & Resorts, Inc. (A)	936	42,551
Vacasa, Inc., Class A (A)	274	1,474
Vail Resorts, Inc.	608	97,292
Viking Holdings, Ltd. (A)	4,883	194,099
Wingstop, Inc.	471	106,248
Wyndham Hotels & Resorts, Inc.	1,269	114,857
Wynn Resorts, Ltd.	1,787	149,215
Xponential Fitness, Inc., Class A (A)	528	4,398
Yum! Brands, Inc.	4,519	711,110
		19,969,261
Household durables – 0.4%
Aterian, Inc. (A)	216	454
Bassett Furniture Industries, Inc.	153	2,333
Beazer Homes USA, Inc. (A)	502	10,236
Cavco Industries, Inc. (A)	133	69,111
Century Communities, Inc.	499	33,483
Champion Homes, Inc. (A)	927	87,843
Cricut, Inc., Class A	884	4,553
D.R. Horton, Inc.	5,245	666,797
Dream Finders Homes, Inc., Class A (A)	563	12,701
Ethan Allen Interiors, Inc.	402	11,135
Flexsteel Industries, Inc.	85	3,103
Green Brick Partners, Inc. (A)	717	41,808
Hamilton Beach Brands Holding Company, Class A	169	3,284
Hamilton Beach Brands Holding Company, Class B	241	4,683
Helen of Troy, Ltd. (A)	369	19,738
Hooker Furnishings Corp.	197	1,978
Hovnanian Enterprises, Inc., Class A (A)	86	9,005
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Installed Building Products, Inc.	455	$78,014
iRobot Corp. (A)	508	1,372
KB Home	1,207	70,151
Koss Corp. (A)	175	826
Landsea Homes Corp. (A)	620	3,980
La-Z-Boy, Inc.	668	26,112
Legacy Housing Corp. (A)	396	9,987
Leggett & Platt, Inc.	2,199	17,394
Lennar Corp., Class A	3,890	446,494
LGI Homes, Inc. (A)	383	25,458
Lifetime Brands, Inc.	385	1,898
M/I Homes, Inc. (A)	440	50,239
Meritage Homes Corp.	1,166	82,646
Mohawk Industries, Inc. (A)	1,015	115,893
Newell Brands, Inc.	6,708	41,590
NVR, Inc. (A)	49	354,975
PulteGroup, Inc.	3,332	342,530
SharkNinja, Inc. (A)	2,249	187,589
Smith Douglas Homes Corp. (A)	149	2,908
Somnigroup International, Inc.	2,790	167,065
Sonos, Inc. (A)	1,966	20,977
Taylor Morrison Home Corp. (A)	1,663	99,847
The Lovesac Company (A)	256	4,654
Toll Brothers, Inc.	1,620	171,056
TopBuild Corp. (A)	485	147,901
Traeger, Inc. (A)	2,182	3,666
Tri Pointe Homes, Inc. (A)	1,496	47,752
Universal Electronics, Inc. (A)	236	1,444
VOXX International Corp. (A)	335	2,513
Whirlpool Corp.	885	79,765
		3,588,941
Leisure products – 0.1%
Acushnet Holdings Corp.	993	68,179
American Outdoor Brands, Inc. (A)	207	2,517
AMMO, Inc. (A)	1,969	2,717
Brunswick Corp.	1,064	57,296
Clarus Corp.	663	2,486
Escalade, Inc.	222	3,397
Funko, Inc., Class A (A)	847	5,810
Hasbro, Inc.	2,241	137,799
JAKKS Pacific, Inc.	175	4,317
Johnson Outdoors, Inc., Class A	155	3,850
Latham Group, Inc. (A)	1,870	12,024
Malibu Boats, Inc., Class A (A)	330	10,124
Marine Products Corp.	585	4,908
MasterCraft Boat Holdings, Inc. (A)	280	4,822
Mattel, Inc. (A)	5,462	106,127
Peloton Interactive, Inc., Class A (A)	5,781	36,536
Polaris, Inc.	908	37,174
Smith & Wesson Brands, Inc.	742	6,915
Sturm Ruger & Company, Inc.	271	10,648
Topgolf Callaway Brands Corp. (A)	2,995	19,737
YETI Holdings, Inc. (A)	1,361	45,049
		582,432
Specialty retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)	628	3,705
Abercrombie & Fitch Company, Class A (A)	822	62,776
Academy Sports & Outdoors, Inc.	1,162	52,999
Advance Auto Parts, Inc.	966	37,877
American Eagle Outfitters, Inc.	3,082	35,813
America's Car-Mart, Inc. (A)	136	6,173
Arhaus, Inc. (A)	870	7,569
Arko Corp.	1,936	7,647
Asbury Automotive Group, Inc. (A)	321	70,890

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
AutoNation, Inc. (A)	635	$102,819
AutoZone, Inc. (A)	275	1,048,515
BARK, Inc. (A)	2,875	3,996
Barnes & Noble Education, Inc. (A)	446	4,683
Bath & Body Works, Inc.	3,527	106,939
Best Buy Company, Inc.	3,468	255,279
Beyond, Inc. (A)	765	4,437
Boot Barn Holdings, Inc. (A)	490	52,641
Brilliant Earth Group, Inc., Class A (A)	420	664
Build-A-Bear Workshop, Inc.	224	8,326
Burlington Stores, Inc. (A)	1,023	243,812
Caleres, Inc.	575	9,907
Camping World Holdings, Inc., Class A	977	15,788
CarMax, Inc. (A)	2,513	195,813
Carvana Company (A)	1,991	416,278
Chewy, Inc., Class A (A)	2,603	84,624
Citi Trends, Inc. (A)	142	3,143
Designer Brands, Inc., Class A (B)	837	3,055
Destination XL Group, Inc. (A)	973	1,421
Dick's Sporting Goods, Inc.	930	187,451
Duluth Holdings, Inc., Class B (A)	591	1,028
Envela Corp. (A)	442	2,754
EVgo, Inc. (A)	1,776	4,724
Five Below, Inc. (A)	889	66,608
Floor & Decor Holdings, Inc., Class A (A)	1,726	138,891
Foot Locker, Inc. (A)	1,528	21,545
GameStop Corp., Class A (A)(B)	6,856	153,026
Genesco, Inc. (A)	186	3,949
Group 1 Automotive, Inc.	215	82,119
Grove Collaborative Holdings (A)	653	882
Guess?, Inc.	867	9,598
Haverty Furniture Companies, Inc.	254	5,009
Jjill, Inc.	238	4,648
Lands' End, Inc. (A)	510	5,192
Lithia Motors, Inc.	430	126,222
Lowe's Companies, Inc.	9,119	2,126,824
MarineMax, Inc. (A)	365	7,848
Monro, Inc.	499	7,221
Murphy USA, Inc.	329	154,567
National Vision Holdings, Inc. (A)	1,286	16,435
OneWater Marine, Inc., Class A (A)	246	3,980
O'Reilly Automotive, Inc. (A)	932	1,335,165
Penske Automotive Group, Inc.	1,072	154,347
Petco Health & Wellness Company, Inc. (A)	3,843	11,721
PetMed Express, Inc. (A)	391	1,638
Revolve Group, Inc. (A)	612	13,152
RH (A)	297	69,620
Ross Stores, Inc.	5,360	684,954
RumbleON, Inc., Class B (A)	614	1,731
Sally Beauty Holdings, Inc. (A)	1,670	15,080
Shoe Carnival, Inc.	436	9,588
Signet Jewelers, Ltd.	721	41,861
Sleep Number Corp. (A)	378	2,397
Sonic Automotive, Inc., Class A	354	20,164
Sportsman's Warehouse Holdings, Inc. (A)	794	789
Stitch Fix, Inc., Class A (A)	1,627	5,288
The Buckle, Inc.	804	30,809
The Cato Corp., Class A	359	1,195
The Children's Place, Inc. (A)	215	1,879
The Gap, Inc.	6,045	124,587
The Home Depot, Inc.	15,967	5,851,746
The ODP Corp. (A)	503	7,208
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The RealReal, Inc. (A)	1,754	$9,454
The TJX Companies, Inc.	18,123	2,207,381
ThredUp, Inc., Class A (A)	1,384	3,335
Tile Shop Holdings, Inc. (A)	717	4,646
Tilly's, Inc., Class A (A)	422	928
Torrid Holdings, Inc. (A)(B)	1,698	9,305
Tractor Supply Company	8,672	477,827
Ulta Beauty, Inc. (A)	758	277,837
Upbound Group, Inc.	882	21,133
Urban Outfitters, Inc. (A)	1,500	78,600
Valvoline, Inc. (A)	2,079	72,370
Victoria's Secret & Company (A)	1,260	23,411
Warby Parker, Inc., Class A (A)	1,624	29,606
Wayfair, Inc., Class A (A)	1,578	50,543
Williams-Sonoma, Inc.	2,030	320,943
Winmark Corp.	57	18,119
Zumiez, Inc. (A)	349	5,197
		17,973,664
Textiles, apparel and luxury goods – 0.3%
Allbirds, Inc. (A)	110	708
Carter's, Inc.	580	23,722
Columbia Sportswear Company	917	69,408
Crocs, Inc. (A)	954	101,315
Deckers Outdoor Corp. (A)	2,450	273,935
Figs, Inc., Class A (A)	2,641	12,122
Fossil Group, Inc. (A)	902	1,037
G-III Apparel Group, Ltd. (A)	715	19,555
Hanesbrands, Inc. (A)	5,676	32,751
Kontoor Brands, Inc.	892	57,204
Lakeland Industries, Inc.	122	2,478
Levi Strauss & Company, Class A	1,681	26,207
Lululemon Athletica, Inc. (A)	1,891	535,266
Movado Group, Inc.	241	4,030
NIKE, Inc., Class B	19,316	1,226,180
Oxford Industries, Inc.	251	14,726
PLBY Group, Inc. (A)	1,519	1,671
PVH Corp.	893	57,724
Ralph Lauren Corp.	642	141,715
Rocky Brands, Inc.	118	2,050
Skechers USA, Inc., Class A (A)	2,126	120,714
Steven Madden, Ltd.	1,168	31,116
Superior Group of Companies, Inc.	269	2,943
Tapestry, Inc.	3,698	260,376
Under Armour, Inc., Class A (A)	3,041	19,006
Under Armour, Inc., Class C (A)	3,372	20,063
Unifi, Inc. (A)	318	1,530
Vera Bradley, Inc. (A)	524	1,179
VF Corp.	6,261	97,171
Wolverine World Wide, Inc.	1,288	17,916
		3,175,818
		96,973,767
Consumer staples – 6.1%
Beverages – 1.2%
Brown-Forman Corp., Class B	4,893	166,068
Celsius Holdings, Inc. (A)	3,754	133,717
Coca-Cola Consolidated, Inc.	124	167,400
Constellation Brands, Inc., Class A	2,931	537,897
Keurig Dr. Pepper, Inc.	21,796	745,859
MGP Ingredients, Inc.	361	10,606
Molson Coors Beverage Company, Class B	3,089	188,027
Monster Beverage Corp. (A)	15,749	921,631
National Beverage Corp.	1,507	62,601
PepsiCo, Inc.	22,080	3,310,675

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	155	$37,020
The Coca-Cola Company	69,276	4,961,547
The Vita Coco Company, Inc. (A)	913	27,983
Zevia PBC, Class A (A)	975	2,106
		11,273,137
Consumer staples distribution and retail – 2.4%
Albertsons Companies, Inc., Class A	9,301	204,529
BJ's Wholesale Club Holdings, Inc. (A)	2,132	243,261
Casey's General Stores, Inc.	597	259,122
Costco Wholesale Corp.	7,126	6,739,628
Dollar General Corp.	3,541	311,360
Dollar Tree, Inc. (A)	3,462	259,892
Grocery Outlet Holding Corp. (A)	1,600	22,368
HF Foods Group, Inc. (A)	911	4,464
Ingles Markets, Inc., Class A	229	14,915
Maplebear, Inc. (A)	4,131	164,786
Natural Grocers by Vitamin Cottage, Inc.	366	14,713
Performance Food Group Company (A)	2,501	196,654
PriceSmart, Inc.	492	43,222
SpartanNash Company	544	11,021
Sprouts Farmers Market, Inc. (A)	1,608	245,445
Sysco Corp.	7,902	592,966
Target Corp.	7,406	772,890
The Andersons, Inc.	551	23,654
The Chefs' Warehouse, Inc. (A)	640	34,854
The Kroger Company	11,599	785,136
U.S. Foods Holding Corp. (A)	3,922	256,734
United Natural Foods, Inc. (A)	958	26,240
Village Super Market, Inc., Class A	163	6,196
Walgreens Boots Alliance, Inc.	13,901	155,274
Walmart, Inc.	129,206	11,342,995
Weis Markets, Inc.	431	33,209
		22,765,528
Food products – 0.7%
Alico, Inc.	141	4,207
Archer-Daniels-Midland Company	7,683	368,861
B&G Foods, Inc.	1,299	8,924
Beyond Meat, Inc. (A)(B)	1,149	3,504
BRC, Inc., Class A (A)	1,238	2,587
Bunge Global SA	2,274	173,779
Calavo Growers, Inc.	294	7,053
Cal-Maine Foods, Inc.	705	64,085
Conagra Brands, Inc.	7,693	205,172
Darling Ingredients, Inc. (A)	2,561	80,006
Dole PLC	1,517	21,921
Farmer Brothers Company (A)	417	926
Flowers Foods, Inc.	3,372	64,102
Forafric Global PLC (A)	457	3,930
Fresh Del Monte Produce, Inc.	758	23,369
Freshpet, Inc. (A)	780	64,873
General Mills, Inc.	8,972	536,436
Hormel Foods Corp.	8,818	272,829
Ingredion, Inc.	1,039	140,483
J&J Snack Foods Corp.	313	41,228
John B Sanfilippo & Son, Inc.	146	10,346
Kellanova	5,521	455,427
Laird Superfood, Inc. (A)	175	1,076
Lamb Weston Holdings, Inc.	2,315	123,390
Lancaster Colony Corp.	442	77,350
Lifeway Foods, Inc. (A)	238	5,819
Limoneira Company	300	5,316
Mama's Creations, Inc. (A)	598	3,893
McCormick & Company, Inc.	4,052	333,520
Mission Produce, Inc. (A)	1,155	12,104
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mondelez International, Inc., Class A	21,476	$1,457,147
Pilgrim's Pride Corp. (A)	3,810	207,683
Post Holdings, Inc. (A)	935	108,797
Seaboard Corp.	16	43,154
Seneca Foods Corp., Class A (A)	83	7,390
Sow Good, Inc. (A)	194	196
SunOpta, Inc. (A)	1,890	9,185
The Campbell's Company	4,805	191,816
The Hain Celestial Group, Inc. (A)	1,494	6,200
The Hershey Company	2,376	406,367
The J.M. Smucker Company	1,709	202,363
The Kraft Heinz Company	19,405	590,494
The Simply Good Foods Company (A)	1,611	55,563
Tootsie Roll Industries, Inc.	670	21,082
TreeHouse Foods, Inc. (A)	840	22,756
Tyson Foods, Inc., Class A	4,589	292,824
Utz Brands, Inc.	1,341	18,881
Vital Farms, Inc. (A)	704	21,451
Westrock Coffee Company (A)(B)	1,497	10,808
WK Kellogg Company	1,384	27,583
		6,818,256
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	881	28,835
Church & Dwight Company, Inc.	3,933	432,984
Colgate-Palmolive Company	13,127	1,230,000
Energizer Holdings, Inc.	1,152	34,468
Kimberly-Clark Corp.	5,412	769,695
Oil-Dri Corp. of America	165	7,577
Reynolds Consumer Products, Inc.	3,381	80,671
Spectrum Brands Holdings, Inc.	448	32,054
The Clorox Company	1,991	293,175
The Procter & Gamble Company	37,769	6,436,593
WD-40 Company	218	53,192
		9,399,244
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,074	154,430
Coty, Inc., Class A (A)	14,004	76,602
e.l.f. Beauty, Inc. (A)	908	57,013
Edgewell Personal Care Company	790	24,656
Herbalife, Ltd. (A)	1,641	14,162
Interparfums, Inc.	515	58,643
Kenvue, Inc.	30,793	738,416
Lifevantage Corp.	203	2,960
Medifast, Inc. (A)	188	2,534
Natural Health Trends Corp.	204	1,032
Nature's Sunshine Products, Inc. (A)	303	3,803
Nu Skin Enterprises, Inc., Class A	825	5,990
Olaplex Holdings, Inc. (A)	10,797	13,712
The Beauty Health Company (A)	2,174	2,913
The Estee Lauder Companies, Inc., Class A	3,753	247,698
The Honest Company, Inc. (A)	1,616	7,595
United-Guardian, Inc.	78	701
USANA Health Sciences, Inc. (A)	316	8,523
Waldencast PLC, Class A (A)	1,714	5,142
		1,426,525
Tobacco – 0.6%
Altria Group, Inc.	27,415	1,645,448
Ispire Technology, Inc. (A)	943	2,574
Philip Morris International, Inc.	24,991	3,966,821
Turning Point Brands, Inc.	284	16,881

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	393	$22,028
		5,653,752
		57,336,442
Energy – 3.6%
Energy equipment and services – 0.3%
Archrock, Inc.	2,809	73,708
Aris Water Solutions, Inc., Class A	492	15,764
Atlas Energy Solutions, Inc. (B)	1,770	31,577
Baker Hughes Company	15,957	701,310
Bristow Group, Inc. (A)	461	14,558
Cactus, Inc., Class A	1,068	48,946
ChampionX Corp.	3,067	91,397
Core Laboratories, Inc.	778	11,662
DMC Global, Inc. (A)	342	2,880
Energy Services of America Corp.	270	2,552
Expro Group Holdings NV (A)	1,904	18,926
Forum Energy Technologies, Inc. (A)	207	4,163
Geospace Technologies Corp. (A)	217	1,565
Gulf Island Fabrication, Inc. (A)	262	1,693
Halliburton Company	14,180	359,747
Helix Energy Solutions Group, Inc. (A)	2,435	20,235
Helmerich & Payne, Inc.	1,580	41,270
Innovex International, Inc. (A)	569	10,219
KLX Energy Services Holdings, Inc. (A)	320	1,120
Kodiak Gas Services, Inc.	1,399	52,183
Liberty Energy, Inc.	2,655	42,029
Mammoth Energy Services, Inc. (A)	857	1,748
Nabors Industries, Ltd. (A)	163	6,799
Natural Gas Services Group, Inc. (A)	195	4,284
NOV, Inc.	6,320	96,190
NPK International, Inc. (A)	1,413	8,210
Oceaneering International, Inc. (A)	1,633	35,616
Oil States International, Inc. (A)	1,040	5,356
Patterson-UTI Energy, Inc.	6,362	52,296
ProFrac Holding Corp., Class A (A)(B)	2,617	19,863
ProPetro Holding Corp. (A)	1,692	12,436
Ranger Energy Services, Inc., Class A	352	4,995
RPC, Inc.	3,476	19,118
Schlumberger, Ltd.	22,827	954,169
SEACOR Marine Holdings, Inc. (A)	475	2,404
Select Water Solutions, Inc.	1,661	17,441
Smart Sand, Inc.	691	1,790
Solaris Energy Infrastructure, Inc.	493	10,728
TETRA Technologies, Inc. (A)	2,125	7,140
Tidewater, Inc. (A)	847	35,803
Valaris, Ltd. (A)	1,173	46,052
Weatherford International PLC	1,177	63,028
		2,952,970
Oil, gas and consumable fuels – 3.3%
Aemetis, Inc. (A)	840	1,462
American Carbon Corp. (A)(C)	265	0
Amplify Energy Corp. (A)	627	2,345
Antero Midstream Corp.	7,700	138,600
Antero Resources Corp. (A)	5,000	202,200
APA Corp.	5,953	125,132
Ardmore Shipping Corp.	671	6,569
Berry Corp.	1,258	4,038
California Resources Corp.	1,438	63,229
Centrus Energy Corp., Class A (A)	251	15,615
Cheniere Energy, Inc.	3,637	841,602
Chevron Corp.	29,397	4,917,824
Chord Energy Corp.	990	111,593
Civitas Resources, Inc.	1,569	54,742
Clean Energy Fuels Corp. (A)	3,682	5,707
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CNX Resources Corp. (A)	2,434	$76,622
Comstock Resources, Inc. (A)	4,703	95,659
Comstock, Inc. (A)	361	881
ConocoPhillips	20,963	2,201,534
Core Natural Resources, Inc.	858	66,152
Coterra Energy, Inc.	11,883	343,419
Crescent Energy Company, Class A	2,616	29,404
CVR Energy, Inc.	1,629	31,603
Delek US Holdings, Inc.	1,067	16,080
Devon Energy Corp.	10,066	376,468
Diamondback Energy, Inc.	2,866	458,216
Dorian LPG, Ltd.	684	15,281
DT Midstream, Inc.	1,554	149,930
Empire Petroleum Corp. (A)	554	3,479
Encore Energy Corp. (A)	3,051	4,180
EOG Resources, Inc.	9,137	1,171,729
EQT Corp.	9,557	510,631
Evolution Petroleum Corp.	572	2,963
Excelerate Energy, Inc., Class A	403	11,558
Expand Energy Corp.	3,647	405,984
Exxon Mobil Corp.	71,416	8,493,505
FutureFuel Corp.	697	2,718
Gevo, Inc. (A)	3,840	4,454
Granite Ridge Resources, Inc.	2,138	12,999
Green Plains, Inc. (A)	1,104	5,354
Gulfport Energy Corp. (A)	290	53,401
Hallador Energy Company (A)	696	8,547
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	4,952	790,983
HF Sinclair Corp.	3,068	100,876
International Seaways, Inc.	797	26,460
Kimbell Royalty Partners LP	13	182
Kinder Morgan, Inc.	35,714	1,018,920
Kinetik Holdings, Inc.	961	49,914
Kosmos Energy, Ltd. (A)	7,764	17,702
Lightbridge Corp. (A)	239	1,783
Magnolia Oil & Gas Corp., Class A	3,016	76,184
Marathon Petroleum Corp.	5,379	783,667
Matador Resources Company	1,994	101,873
Murphy Oil Corp.	2,429	68,984
NACCO Industries, Inc., Class A	98	3,306
New Fortress Energy, Inc.	4,061	33,747
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	1,056
NextDecade Corp. (A)	4,191	32,606
Northern Oil and Gas, Inc.	1,591	48,096
Occidental Petroleum Corp.	15,036	742,177
ONEOK, Inc.	9,386	931,279
OPAL Fuels, Inc., Class A (A)	625	1,150
Ovintiv, Inc.	4,230	181,044
Par Pacific Holdings, Inc. (A)	928	13,233
PBF Energy, Inc., Class A	1,862	35,546
Peabody Energy Corp.	2,025	27,439
Permian Resources Corp.	12,864	178,166
Phillips 66	6,729	830,897
PHX Minerals, Inc.	684	2,702
Prairie Operating Company (A)(B)	379	2,028
PrimeEnergy Resources Corp. (A)	28	6,381
Range Resources Corp.	3,890	155,328
REX American Resources Corp. (A)	283	10,632
Riley Exploration Permian, Inc.	346	10,093
Ring Energy, Inc. (A)	3,265	3,755
Sable Offshore Corp. (A)	1,437	36,457
SandRidge Energy, Inc.	575	6,567
SFL Corp., Ltd.	2,346	19,237
Sitio Royalties Corp., Class A	1,303	25,891

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company	1,832	$54,868
Talos Energy, Inc. (A)	2,941	28,587
Tamboran Resources Corp. (A)	240	5,758
Targa Resources Corp.	3,517	705,053
Teekay Corp., Ltd.	1,446	9,500
Texas Pacific Land Corp.	369	488,921
The Williams Companies, Inc.	19,587	1,170,519
Uranium Energy Corp. (A)	6,601	31,553
VAALCO Energy, Inc.	1,681	6,321
Valero Energy Corp.	5,149	680,028
Viper Energy, Inc.	1,632	73,685
Vital Energy, Inc. (A)	620	13,156
Vitesse Energy, Inc.	461	11,336
Voc Energy Trust	332	1,046
W&T Offshore, Inc.	2,744	4,253
World Kinect Corp.	945	26,800
		30,731,134
		33,684,104
Financials – 14.0%
Banks – 3.7%
1st Source Corp.	393	23,505
ACNB Corp.	140	5,762
Affinity Bancshares, Inc.	108	1,918
Amalgamated Financial Corp.	488	14,030
Amerant Bancorp, Inc.	686	14,159
Ameris Bancorp	1,106	63,672
Ames National Corp.	152	2,663
Arrow Financial Corp.	282	7,414
Associated Banc-Corp.	2,404	54,162
Atlantic Union Bankshares Corp.	1,456	45,340
Axos Financial, Inc. (A)	913	58,907
Banc of California, Inc.	2,548	36,156
BancFirst Corp.	531	58,341
Bank First Corp.	161	16,219
Bank of America Corp.	124,730	5,204,983
Bank of Hawaii Corp.	639	44,072
Bank of Marin Bancorp	278	6,135
Bank OZK	1,816	78,905
Bank7 Corp.	149	5,772
BankFinancial Corp.	17	215
BankUnited, Inc.	1,193	41,087
Bankwell Financial Group, Inc.	124	3,742
Banner Corp.	550	35,074
Bar Harbor Bankshares	253	7,464
BayCom Corp.	178	4,480
BCB Bancorp, Inc.	302	2,978
Berkshire Hills Bancorp, Inc.	710	18,524
Blue Foundry Bancorp (A)	412	3,790
Blue Ridge Bankshares, Inc. (A)	1,230	4,010
BOK Financial Corp.	1,029	107,170
Bridgewater Bancshares, Inc. (A)	451	6,264
Brookline Bancorp, Inc.	1,458	15,892
Burke & Herbert Financial Services Corp.	242	13,579
Business First Bancshares, Inc.	472	11,493
BV Financial, Inc. (A)	183	2,793
Byline Bancorp, Inc.	720	18,835
C&F Financial Corp.	53	3,572
Cadence Bank	2,932	89,016
California BanCorp (A)	522	7,480
Camden National Corp.	236	9,551
Capital Bancorp, Inc.	266	7,536
Capital City Bank Group, Inc.	273	9,817
Capitol Federal Financial, Inc.	2,184	12,230
Carter Bankshares, Inc. (A)	386	6,245
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Catalyst Bancorp, Inc. (A)	75	$874
Cathay General Bancorp	1,156	49,743
Central Pacific Financial Corp.	435	11,762
Chemung Financial Corp.	78	3,710
ChoiceOne Financial Services, Inc.	141	4,057
Citigroup, Inc.	30,658	2,176,411
Citizens & Northern Corp.	259	5,211
Citizens Financial Group, Inc.	7,177	294,042
Citizens Financial Services, Inc.	78	4,528
City Holding Company	238	27,958
Civista Bancshares, Inc.	264	5,159
CNB Financial Corp.	345	7,676
Coastal Financial Corp. (A)	216	19,529
Colony Bankcorp, Inc.	276	4,457
Columbia Banking System, Inc.	3,358	83,749
Columbia Financial, Inc. (A)(B)	1,725	25,875
Comerica, Inc.	2,129	125,739
Commerce Bancshares, Inc.	2,176	135,412
Community Financial System, Inc.	849	48,274
Community Trust Bancorp, Inc.	286	14,403
Community West Bancshares	312	5,766
ConnectOne Bancorp, Inc.	618	15,024
Cullen/Frost Bankers, Inc.	1,029	128,831
Customers Bancorp, Inc. (A)	508	25,502
CVB Financial Corp.	2,244	41,424
Dime Community Bancshares, Inc.	691	19,265
Eagle Bancorp, Inc.	497	10,437
East West Bancorp, Inc.	2,224	199,626
Eastern Bankshares, Inc.	3,451	56,596
Enterprise Bancorp, Inc.	201	7,825
Enterprise Financial Services Corp.	597	32,083
Equity Bancshares, Inc., Class A	247	9,732
Esquire Financial Holdings, Inc.	132	9,950
ESSA Bancorp, Inc.	167	3,148
Evans Bancorp, Inc.	87	3,390
Farmers & Merchants Bancorp, Inc.	229	5,475
Farmers National Banc Corp.	630	8,222
FB Financial Corp.	748	34,677
Fidelity D&D Bancorp, Inc.	97	4,036
Fifth Third Bancorp	10,859	425,673
Financial Institutions, Inc.	249	6,215
First Bancorp (North Carolina)	672	26,974
First Bancorp (Puerto Rico)	2,617	50,168
First Bank	397	5,880
First Busey Corp.	1,456	31,450
First Business Financial Services, Inc.	129	6,082
First Citizens BancShares, Inc., Class A	216	400,490
First Commonwealth Financial Corp.	1,648	25,610
First Community Bankshares, Inc.	295	11,119
First Community Corp.	125	2,820
First Financial Bancorp	1,518	37,920
First Financial Bankshares, Inc.	2,311	83,011
First Financial Corp.	187	9,159
First Financial Northwest, Inc.	150	3,399
First Foundation, Inc.	1,357	7,043
First Guaranty Bancshares, Inc.	202	1,555
First Hawaiian, Inc.	2,059	50,322
First Horizon Corp.	8,599	166,993
First Internet Bancorp	140	3,749
First Interstate BancSystem, Inc., Class A	1,687	48,333
First Merchants Corp.	937	37,892
First Mid Bancshares, Inc.	384	13,402
First Northwest Bancorp	164	1,666
First United Corp.	103	3,092

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Western Financial, Inc. (A)	158	$3,105
Five Star Bancorp	345	9,591
Flagstar Financial, Inc.	5,999	69,708
Flushing Financial Corp.	477	6,058
FNB Corp.	5,742	77,230
Franklin Financial Services Corp.	72	2,552
FS Bancorp, Inc.	125	4,751
Fulton Financial Corp.	2,905	52,551
FVCBankcorp, Inc. (A)	321	3,393
German American Bancorp, Inc.	490	18,375
Glacier Bancorp, Inc.	1,824	80,657
Great Southern Bancorp, Inc.	189	10,465
Greene County Bancorp, Inc.	281	6,775
Guaranty Bancshares, Inc.	185	7,406
Hancock Whitney Corp.	1,373	72,014
Hanmi Financial Corp.	487	11,035
HarborOne Bancorp, Inc.	747	7,746
HBT Financial, Inc.	507	11,362
Heritage Commerce Corp.	1,024	9,748
Heritage Financial Corp.	554	13,479
Hilltop Holdings, Inc.	1,047	31,881
Home Bancorp, Inc.	125	5,600
Home BancShares, Inc.	3,200	90,464
HomeStreet, Inc. (A)	319	3,745
HomeTrust Bancshares, Inc.	282	9,667
Hope Bancorp, Inc.	1,989	20,825
Horizon Bancorp, Inc.	693	10,450
Huntington Bancshares, Inc.	23,291	349,598
Independent Bank Corp. (Massachusetts)	681	42,665
Independent Bank Corp. (Michigan)	331	10,191
International Bancshares Corp.	995	62,745
Investar Holding Corp.	154	2,712
John Marshall Bancorp, Inc.	243	4,014
JPMorgan Chase & Co.	45,734	11,218,550
Kearny Financial Corp.	1,078	6,748
KeyCorp	15,145	242,169
Lakeland Financial Corp.	414	24,608
LCNB Corp.	238	3,520
LINKBANCORP, Inc.	623	4,224
Live Oak Bancshares, Inc.	732	19,515
M&T Bank Corp.	2,681	479,229
MainStreet Bancshares, Inc.	124	2,073
Mercantile Bank Corp.	256	11,121
Meridian Corp.	176	2,534
Metrocity Bankshares, Inc.	416	11,469
Metropolitan Bank Holding Corp. (A)	180	10,078
Mid Penn Bancorp, Inc.	314	8,136
Middlefield Banc Corp.	135	3,773
Midland States Bancorp, Inc.	350	5,992
MidWestOne Financial Group, Inc.	344	10,186
MVB Financial Corp.	228	3,949
National Bank Holdings Corp., Class A	610	23,345
National Bankshares, Inc.	106	2,823
NB Bancorp, Inc. (A)	676	12,215
NBT Bancorp, Inc.	759	32,561
Nicolet Bankshares, Inc.	240	26,150
Northeast Bank	125	11,443
Northeast Community Bancorp, Inc.	217	5,086
Northfield Bancorp, Inc.	718	7,833
Northrim BanCorp, Inc.	88	6,443
Northwest Bancshares, Inc.	2,016	24,232
Norwood Financial Corp.	137	3,311
NU Holdings, Ltd., Class A (A)	59,452	608,788
Oak Valley Bancorp	138	3,444
OceanFirst Financial Corp.	930	15,819
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OFG Bancorp	745	$29,815
Old National Bancorp	5,100	108,069
Old Second Bancorp, Inc.	718	11,948
OP Bancorp	235	2,825
OptimumBank Holdings, Inc. (A)	156	641
Orange County Bancorp, Inc.	187	4,374
Origin Bancorp, Inc.	501	17,370
Orrstown Financial Services, Inc.	310	9,303
Pacific Premier Bancorp, Inc.	1,555	33,153
Park National Corp.	260	39,364
Parke Bancorp, Inc.	189	3,561
Pathward Financial, Inc.	397	28,961
PCB Bancorp	226	4,228
Peapack-Gladstone Financial Corp.	288	8,179
Penns Woods Bancorp, Inc.	118	3,293
Peoples Bancorp of North Carolina, Inc.	84	2,288
Peoples Bancorp, Inc.	568	16,847
Peoples Financial Services Corp.	161	7,160
Pinnacle Financial Partners, Inc.	1,237	131,171
Pioneer Bancorp, Inc. (A)	424	4,965
Plumas Bancorp	97	4,197
Ponce Financial Group, Inc. (A)	388	4,916
Popular, Inc.	1,157	106,872
Preferred Bank	211	17,652
Primis Financial Corp.	429	4,191
Princeton Bancorp, Inc.	111	3,391
Prosperity Bancshares, Inc.	1,520	108,482
Provident Bancorp, Inc. (A)	285	3,272
Provident Financial Services, Inc.	2,090	35,885
QCR Holdings, Inc.	266	18,971
RBB Bancorp	291	4,802
Red River Bancshares, Inc.	110	5,682
Regions Financial Corp.	14,657	318,497
Renasant Corp.	1,020	34,609
Republic Bancorp, Inc., Class A	278	17,742
S&T Bancorp, Inc.	621	23,008
Sandy Spring Bancorp, Inc.	725	20,264
Seacoast Banking Corp. of Florida	1,385	35,636
ServisFirst Bancshares, Inc.	878	72,523
Shore Bancshares, Inc.	538	7,285
Sierra Bancorp	245	6,831
Simmons First National Corp., Class A	2,019	41,450
SmartFinancial, Inc.	274	8,516
South Plains Financial, Inc.	272	9,009
Southern First Bancshares, Inc. (A)	138	4,543
Southern Missouri Bancorp, Inc.	184	9,572
Southern States Bancshares, Inc.	158	5,649
Southside Bancshares, Inc.	494	14,306
SouthState Corp.	1,625	150,833
SR Bancorp, Inc. (A)	149	1,778
Stellar Bancorp, Inc.	861	23,815
Sterling Bancorp, Inc. (A)	861	4,167
Stock Yards Bancorp, Inc.	474	32,734
Synovus Financial Corp.	2,304	107,689
Territorial Bancorp, Inc.	176	1,475
Texas Capital Bancshares, Inc. (A)	741	55,353
TFS Financial Corp.	4,528	56,102
The Bancorp, Inc. (A)	787	41,585
The Bank of NT Butterfield & Son, Ltd.	750	29,190
The First Bancorp, Inc.	198	4,895
The First Bancshares, Inc.	496	16,770
The First of Long Island Corp.	358	4,421
The Hingham Institution for Savings	35	8,323
The PNC Financial Services Group, Inc.	6,386	1,122,467
Third Coast Bancshares, Inc. (A)	215	7,175

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Timberland Bancorp, Inc.	136	$4,100
Tompkins Financial Corp.	235	14,800
Towne Bank	1,215	41,541
TriCo Bancshares	537	21,464
Triumph Financial, Inc. (A)	380	21,964
Truist Financial Corp.	21,523	885,671
Trustmark Corp.	975	33,628
U.S. Bancorp	25,079	1,058,835
UMB Financial Corp.	1,160	117,276
United Bankshares, Inc.	2,172	75,303
United Community Banks, Inc.	1,917	53,925
Unity Bancorp, Inc.	158	6,431
Univest Financial Corp.	472	13,386
USCB Financial Holdings, Inc.	318	5,902
Valley National Bancorp	8,153	72,480
Veritex Holdings, Inc.	868	21,674
Virginia National Bankshares Corp.	88	3,175
WaFd, Inc.	1,313	37,526
Washington Trust Bancorp, Inc.	284	8,764
Webster Financial Corp.	2,746	141,556
Wells Fargo & Company	54,710	3,927,631
WesBanco, Inc.	1,535	47,524
West BanCorp, Inc.	283	5,643
Westamerica BanCorp	432	21,872
Western Alliance Bancorp	1,769	135,912
Western New England Bancorp, Inc.	362	3,367
William Penn Bancorp	159	1,736
Wintrust Financial Corp.	1,064	119,657
WSFS Financial Corp.	949	49,225
Zions Bancorp NA	2,367	118,019
		35,442,499
Capital markets – 3.3%
Acadian Asset Management, Inc.	600	15,516
Affiliated Managers Group, Inc.	476	79,982
AlTi Global, Inc. (A)	1,545	4,697
Ameriprise Financial, Inc.	1,578	763,926
Ares Management Corp., Class A	3,154	462,408
Artisan Partners Asset Management, Inc., Class A	1,115	43,597
Associated Capital Group, Inc., Class A	47	1,801
B. Riley Financial, Inc. (B)	503	1,947
Bakkt Holdings, Inc. (A)	104	902
BGC Group, Inc., Class A	6,065	55,616
BlackRock, Inc.	2,381	2,253,569
Blue Owl Capital, Inc.	9,021	180,781
Bridge Investment Group Holdings, Inc., Class A	693	6,639
Cboe Global Markets, Inc.	1,682	380,620
CME Group, Inc.	5,789	1,535,764
Cohen & Steers, Inc.	815	65,404
Coinbase Global, Inc., Class A (A)	3,263	561,986
Diamond Hill Investment Group, Inc.	44	6,285
DigitalBridge Group, Inc.	2,811	24,793
Donnelley Financial Solutions, Inc. (A)	467	20,413
Ellington Credit Company	471	2,548
Evercore, Inc., Class A	615	122,828
FactSet Research Systems, Inc.	612	278,240
Federated Hermes, Inc.	1,318	53,735
Franklin Resources, Inc.	8,399	161,681
GCM Grosvenor, Inc., Class A	725	9,592
Gladstone Investment Corp.	39	521
Hamilton Lane, Inc., Class A	651	96,784
Heritage Global, Inc. (A)	624	1,360
Houlihan Lokey, Inc.	852	137,598
Interactive Brokers Group, Inc., Class A	1,750	289,783
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	9,229	$1,592,003
Invesco, Ltd.	7,205	109,300
Jefferies Financial Group, Inc.	3,294	176,460
KKR & Company, Inc.	14,267	1,649,408
Lazard, Inc.	1,447	62,655
LPL Financial Holdings, Inc.	1,201	392,895
MarketAxess Holdings, Inc.	608	131,541
Moelis & Company, Class A	1,129	65,888
Moody's Corp.	2,927	1,363,075
Morgan Stanley	26,004	3,033,887
Morningstar, Inc.	689	206,610
MSCI, Inc.	1,264	714,792
Nasdaq, Inc.	9,237	700,719
Northern Trust Corp.	3,242	319,823
Open Lending Corp. (A)	1,983	5,473
Oppenheimer Holdings, Inc., Class A	163	9,720
P10, Inc., Class A	865	10,164
P10, Inc., Class B	665	7,814
Patria Investments, Ltd., Class A	985	11,121
PennantPark Floating Rate Capital, Ltd.	19	213
PennantPark Investment Corp.	25	176
Perella Weinberg Partners	947	17,425
Piper Sandler Companies	282	69,840
PJT Partners, Inc., Class A	380	52,394
Raymond James Financial, Inc.	3,309	459,653
Robinhood Markets, Inc., Class A (A)	12,268	510,594
S&P Global, Inc.	5,031	2,556,251
SEI Investments Company	2,077	161,238
Silvercrest Asset Management Group, Inc., Class A	169	2,765
State Street Corp.	4,797	429,475
StepStone Group, Inc., Class A	1,097	57,296
Stifel Financial Corp.	1,644	154,963
StoneX Group, Inc. (A)	769	58,736
T. Rowe Price Group, Inc.	3,574	328,343
The Bank of New York Mellon Corp.	11,859	994,614
The Blackstone Group, Inc.	11,576	1,618,093
The Carlyle Group, Inc.	5,729	249,727
The Charles Schwab Corp.	28,591	2,238,103
The Goldman Sachs Group, Inc.	5,075	2,772,422
TPG, Inc.	1,547	73,374
Tradeweb Markets, Inc., Class A	1,871	277,769
U.S. Global Investors, Inc., Class A	274	619
Value Line, Inc.	155	5,994
Victory Capital Holdings, Inc., Class A	1,039	60,127
Virtu Financial, Inc., Class A	1,401	53,406
Virtus Investment Partners, Inc.	113	19,477
Westwood Holdings Group, Inc.	17	275
WhiteHorse Finance, Inc.	21	203
WisdomTree, Inc.	2,472	22,050
		31,430,279
Consumer finance – 0.7%
Ally Financial, Inc.	4,894	178,484
American Express Company	11,427	3,074,434
Atlanticus Holdings Corp. (A)	236	12,071
Bread Financial Holdings, Inc.	798	39,964
Capital One Financial Corp.	6,137	1,100,364
Consumer Portfolio Services, Inc. (A)	346	3,000
Credit Acceptance Corp. (A)	195	100,688
Dave, Inc. (A)	181	14,961
Discover Financial Services	4,036	688,945
Encore Capital Group, Inc. (A)	391	13,403
Enova International, Inc. (A)	419	40,459
EZCORP, Inc., Class A (A)	825	12,144
FirstCash Holdings, Inc.	720	86,630

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Green Dot Corp., Class A (A)	897	$7,571
Katapult Holdings, Inc. (A)	78	798
LendingClub Corp. (A)	1,809	18,669
LendingTree, Inc. (A)	219	11,009
Medallion Financial Corp.	374	3,258
MoneyLion, Inc. (A)	173	14,966
Navient Corp.	1,748	22,077
Nelnet, Inc., Class A	411	45,592
NerdWallet, Inc., Class A (A)	682	6,172
OneMain Holdings, Inc.	1,918	93,752
Oportun Financial Corp. (A)	582	3,195
OppFi, Inc. (A)	329	3,060
PRA Group, Inc. (A)	638	13,156
PROG Holdings, Inc.	683	18,168
Regional Management Corp.	162	4,878
SLM Corp.	3,492	102,560
SoFi Technologies, Inc. (A)	17,141	199,350
Synchrony Financial	6,346	335,957
Upstart Holdings, Inc. (A)	1,440	66,283
World Acceptance Corp. (A)	94	11,896
		6,347,914
Financial services – 4.0%
Acacia Research Corp. (A)	1,685	5,392
Affirm Holdings, Inc. (A)	4,301	194,362
Alerus Financial Corp.	416	7,679
Apollo Global Management, Inc.	9,156	1,253,823
AvidXchange Holdings, Inc. (A)	3,403	28,857
Berkshire Hathaway, Inc., Class B (A)	21,301	11,344,487
Better Home & Finance Holding Company (A)	160	1,746
Block, Inc. (A)	8,928	485,058
Cannae Holdings, Inc.	1,059	19,411
Cantaloupe, Inc. (A)	1,188	9,350
Cass Information Systems, Inc.	230	9,948
Compass Diversified Holdings	1,225	22,871
Corebridge Financial, Inc.	9,511	300,262
Corpay, Inc. (A)	1,116	389,172
Enact Holdings, Inc.	2,487	86,423
Equitable Holdings, Inc.	5,137	267,586
Euronet Worldwide, Inc. (A)	723	77,253
Federal Agricultural Mortgage Corp., Class C	150	28,127
Fidelity National Information Services, Inc.	8,772	655,093
Finance of America Companies, Inc. (A)	160	3,402
Fiserv, Inc. (A)	9,254	2,043,561
Flywire Corp. (A)	2,017	19,162
Global Payments, Inc.	4,090	400,493
HA Sustainable Infrastructure Capital, Inc.	1,880	54,971
International Money Express, Inc. (A)	528	6,663
Jack Henry & Associates, Inc.	1,171	213,825
Jackson Financial, Inc., Class A	1,207	101,122
LoanDepot, Inc., Class A (A)	1,538	1,830
Marqeta, Inc., Class A (A)	7,716	31,790
Mastercard, Inc., Class A	14,735	8,076,548
Merchants Bancorp	739	27,343
MGIC Investment Corp.	4,137	102,515
Mr. Cooper Group, Inc. (A)	1,033	123,547
NCR Atleos Corp. (A)	1,166	30,759
NewtekOne, Inc.	428	5,119
NMI Holdings, Inc. (A)	1,275	45,964
Onity Group, Inc. (A)	127	4,105
PagSeguro Digital, Ltd., Class A (A)	3,381	25,797
Paymentus Holdings, Inc., Class A (A)	6	157
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Payoneer Global, Inc. (A)	6,152	$44,971
PayPal Holdings, Inc. (A)	16,437	1,072,514
Paysign, Inc. (A)	963	2,042
PennyMac Financial Services, Inc.	824	82,491
Priority Technology Holdings, Inc. (A)	1,250	8,519
Radian Group, Inc.	2,403	79,467
Remitly Global, Inc. (A)	3,141	65,333
Repay Holdings Corp. (A)	1,527	8,505
Rocket Companies, Inc., Class A	21	253
Sezzle, Inc. (A)	540	18,841
Shift4 Payments, Inc., Class A (A)	1,049	85,714
The Western Union Company	5,420	57,344
Toast, Inc., Class A (A)	7,414	245,922
TrustCo Bank Corp. NY	315	9,601
UWM Holdings Corp.	2,576	14,065
Velocity Financial, Inc. (A)	539	10,085
Visa, Inc., Class A	26,852	9,410,552
Voya Financial, Inc.	1,582	107,196
Walker & Dunlop, Inc.	546	46,607
Waterstone Financial, Inc.	337	4,533
WEX, Inc. (A)	663	104,104
		37,984,232
Insurance – 2.2%
Abacus Global Management, Inc. (A)	1,224	9,168
Aflac, Inc.	9,007	1,001,488
Ambac Financial Group, Inc. (A)	796	6,965
American Coastal Insurance Corp.	775	8,967
American Financial Group, Inc.	1,347	176,915
American International Group, Inc.	10,351	899,916
AMERISAFE, Inc.	311	16,343
Aon PLC, Class A	3,492	1,393,622
Arch Capital Group, Ltd.	6,044	581,312
Arthur J. Gallagher & Company	3,523	1,216,281
Assurant, Inc.	831	174,302
Assured Guaranty, Ltd.	845	74,445
Axis Capital Holdings, Ltd.	1,345	134,823
Bowhead Specialty Holdings, Inc. (A)	529	21,504
Brighthouse Financial, Inc. (A)	981	56,888
Brown & Brown, Inc.	4,583	570,125
Cincinnati Financial Corp.	2,511	370,925
CNO Financial Group, Inc.	1,687	70,264
Crawford & Company, Class A	479	5,470
Crawford & Company, Class B	313	3,574
Donegal Group, Inc., Class A	467	9,167
eHealth, Inc. (A)	490	3,273
Employers Holdings, Inc.	400	20,256
Enstar Group, Ltd. (A)	244	81,101
Erie Indemnity Company, Class A	743	311,354
Everest Group, Ltd.	694	252,151
Fidelity National Financial, Inc.	4,398	286,222
First American Financial Corp.	1,653	108,486
Genworth Financial, Inc. (A)	6,960	49,346
Globe Life, Inc.	1,445	190,335
GoHealth, Inc., Class A (A)	170	2,086
Goosehead Insurance, Inc., Class A	390	46,043
Hagerty, Inc., Class A (A)	48	434
Hamilton Insurance Group, Ltd., Class B (A)	985	20,419
HCI Group, Inc.	168	25,071
Heritage Insurance Holdings, Inc. (A)	497	7,167
Hippo Holdings, Inc. (A)	406	10,377
Horace Mann Educators Corp.	658	28,116
Investors Title Company	30	7,232
James River Group Holdings, Ltd.	697	2,927
Kemper Corp.	1,035	69,190

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kingstone Companies, Inc. (A)	200	$3,330
Kingsway Financial Services, Inc. (A)	500	3,960
Kinsale Capital Group, Inc.	375	182,516
Lemonade, Inc. (A)	1,146	36,019
Lincoln National Corp.	2,730	98,034
Loews Corp.	3,514	322,972
Markel Group, Inc. (A)	208	388,879
Marsh & McLennan Companies, Inc.	7,906	1,929,301
MBIA, Inc. (A)	863	4,298
Mercury General Corp.	893	49,919
MetLife, Inc.	11,256	903,744
NI Holdings, Inc. (A)	340	4,848
Old Republic International Corp.	4,121	161,626
Oscar Health, Inc., Class A (A)	3,324	43,578
Palomar Holdings, Inc. (A)	422	57,848
Primerica, Inc.	544	154,784
Principal Financial Group, Inc.	3,723	314,110
ProAssurance Corp. (A)	833	19,451
Prudential Financial, Inc.	5,736	640,596
Reinsurance Group of America, Inc.	1,057	208,123
RenaissanceRe Holdings, Ltd.	839	201,360
RLI Corp.	1,476	118,567
Root, Inc., Class A (A)	171	22,818
Ryan Specialty Holdings, Inc.	1,937	143,086
Safety Insurance Group, Inc.	239	18,852
Selective Insurance Group, Inc.	984	90,075
SelectQuote, Inc. (A)	2,755	9,202
SiriusPoint, Ltd. (A)	2,766	47,824
Skyward Specialty Insurance Group, Inc. (A)	644	34,080
Stewart Information Services Corp.	442	31,537
The Allstate Corp.	4,243	878,598
The Baldwin Insurance Group, Inc. (A)	1,077	48,131
The Hanover Insurance Group, Inc.	577	100,369
The Hartford Insurance Group, Inc.	4,706	582,273
The Progressive Corp.	9,414	2,664,256
The Travelers Companies, Inc.	3,664	968,981
Tiptree, Inc.	603	14,526
Trupanion, Inc. (A)	682	25,418
TWFG, Inc. (A)	242	7,480
United Fire Group, Inc.	410	12,079
Universal Insurance Holdings, Inc.	469	11,115
Unum Group	2,977	242,506
W.R. Berkley Corp.	6,113	435,001
White Mountains Insurance Group, Ltd.	41	78,958
		20,639,078
Mortgage real estate investment trusts – 0.1%
ACRES Commercial Realty Corp. (A)	127	2,752
Advanced Flower Capital, Inc.	352	1,961
AG Mortgage Investment Trust, Inc.	465	3,395
AGNC Investment Corp.	14,239	136,410
Angel Oak Mortgage REIT, Inc.	372	3,545
Annaly Capital Management, Inc.	8,989	182,567
Apollo Commercial Real Estate Finance, Inc.	2,244	21,475
Arbor Realty Trust, Inc.	3,040	35,720
Ares Commercial Real Estate Corp.	937	4,338
ARMOUR Residential REIT, Inc.	902	15,424
Blackstone Mortgage Trust, Inc., Class A	2,794	55,880
BrightSpire Capital, Inc.	2,162	12,021
Cherry Hill Mortgage Investment Corp.	529	1,746
Chicago Atlantic Real Estate Finance, Inc.	306	4,498
Chimera Investment Corp.	1,287	16,512
Claros Mortgage Trust, Inc.	2,374	8,855
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Dynex Capital, Inc.	1,223	$15,923
Ellington Financial, Inc.	1,383	18,339
Franklin BSP Realty Trust, Inc.	1,303	16,600
Granite Point Mortgage Trust, Inc.	949	2,467
Invesco Mortgage Capital, Inc.	966	7,622
KKR Real Estate Finance Trust, Inc.	1,127	12,172
Ladder Capital Corp.	2,058	23,482
Lument Finance Trust, Inc.	809	2,111
MFA Financial, Inc.	1,618	16,601
New York Mortgage Trust, Inc.	1,493	9,690
Nexpoint Real Estate Finance, Inc.	289	4,419
Orchid Island Capital, Inc.	1,177	8,851
PennyMac Mortgage Investment Trust	1,395	20,437
Ready Capital Corp.	2,794	14,221
Redwood Trust, Inc.	2,127	12,911
Rithm Capital Corp.	7,815	89,482
Rithm Property Trust, Inc.	779	2,236
Seven Hills Realty Trust	219	2,735
Starwood Property Trust, Inc.	5,058	99,997
TPG RE Finance Trust, Inc.	1,289	10,505
Two Harbors Investment Corp.	1,657	22,138
		920,038
Thrifts and mortgage finance – 0.0%
Security National Financial Corp., Class A (A)	333	4,029
		132,768,069
Health care – 10.9%
Biotechnology – 2.2%
2seventy bio, Inc. (A)	861	4,253
4D Molecular Therapeutics, Inc. (A)	791	2,555
89bio, Inc. (A)	1,913	13,908
AbbVie, Inc.	28,392	5,948,692
Abeona Therapeutics, Inc. (A)	744	3,541
Absci Corp. (A)(B)	1,860	4,669
ACADIA Pharmaceuticals, Inc. (A)	2,672	44,382
ACELYRIN, Inc. (A)	1,690	4,174
Achieve Life Sciences, Inc. (A)	672	1,794
Acrivon Therapeutics, Inc. (A)	531	1,078
Actuate Therapeutics, Inc. (A)	333	2,254
Acumen Pharmaceuticals, Inc. (A)	1,143	1,257
ADMA Biologics, Inc. (A)	3,748	74,360
Aduro Biotech, Inc. (A)(C)	312	437
Adverum Biotechnologies, Inc. (A)	366	1,599
Aerovate Therapeutics, Inc. (A)(B)	554	1,391
Agenus, Inc. (A)	400	602
Agios Pharmaceuticals, Inc. (A)	920	26,956
Akebia Therapeutics, Inc. (A)	3,423	6,572
Akero Therapeutics, Inc. (A)	1,119	45,297
Akouos, Inc. (A)(C)	504	912
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	989	5,687
Alector, Inc. (A)	1,738	2,138
Aligos Therapeutics, Inc. (A)	60	495
Alkermes PLC (A)	2,646	87,371
Allogene Therapeutics, Inc. (A)	3,497	5,106
Alnylam Pharmaceuticals, Inc. (A)	2,064	557,321
Altimmune, Inc. (A)	1,166	5,830
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,637	2,690,857
Amicus Therapeutics, Inc. (A)	4,788	39,070
AnaptysBio, Inc. (A)	498	9,258
Anavex Life Sciences Corp. (A)(B)	1,384	11,875
Anika Therapeutics, Inc. (A)	261	3,923
Anixa Biosciences, Inc. (A)	597	1,707

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Annexon, Inc. (A)	1,757	$3,391
Annovis Bio, Inc. (A)	282	423
Apellis Pharmaceuticals, Inc. (A)	1,963	42,931
Apogee Therapeutics, Inc. (A)	728	27,198
Arbutus Biopharma Corp. (A)	3,176	11,084
Arcellx, Inc. (A)	866	56,810
Arcturus Therapeutics Holdings, Inc. (A)	445	4,713
Arcus Biosciences, Inc. (A)	1,503	11,799
Arcutis Biotherapeutics, Inc. (A)	1,889	29,544
Ardelyx, Inc. (A)	3,810	18,707
ArriVent Biopharma, Inc. (A)	551	10,188
Arrowhead Pharmaceuticals, Inc. (A)	2,017	25,697
ARS Pharmaceuticals, Inc. (A)	1,577	19,839
Artiva Biotherapeutics, Inc. (A)	414	1,242
Assembly Biosciences, Inc. (A)	122	1,166
Astria Therapeutics, Inc. (A)	954	5,094
Atara Biotherapeutics, Inc. (A)	91	541
aTyr Pharma, Inc. (A)	1,412	4,264
Aura Biosciences, Inc. (A)	851	4,987
Avidity Biosciences, Inc. (A)	1,888	55,734
Avita Medical, Inc. (A)(B)	447	3,639
Beam Therapeutics, Inc. (A)	1,337	26,112
Benitec Biopharma, Inc. (A)	386	5,022
BioCryst Pharmaceuticals, Inc. (A)	3,349	25,118
Biogen, Inc. (A)	2,342	320,479
Biohaven, Ltd. (A)	1,526	36,685
BioMarin Pharmaceutical, Inc. (A)	3,063	216,523
Biomea Fusion, Inc. (A)(B)	602	1,282
Black Diamond Therapeutics, Inc. (A)	960	1,488
Bluebird Bio, Inc. (A)	3,157	15,406
Blueprint Medicines Corp. (A)	1,020	90,280
Boundless Bio, Inc. (A)	457	690
Bridgebio Pharma, Inc. (A)	3,028	104,678
C4 Therapeutics, Inc. (A)	1,177	1,883
Cabaletta Bio, Inc. (A)	841	1,165
Candel Therapeutics, Inc. (A)(B)	527	2,978
Capricor Therapeutics, Inc. (A)	736	6,985
Cardiff Oncology, Inc. (A)(B)	842	2,644
CareDx, Inc. (A)	852	15,123
Cargo Therapeutics, Inc. (A)	791	3,219
Cartesian Therapeutics, Inc. (A)(B)	417	5,496
Catalyst Pharmaceuticals, Inc. (A)	1,906	46,221
Celcuity, Inc. (A)	634	6,410
Celldex Therapeutics, Inc. (A)	1,081	19,620
CervoMed, Inc. (A)	180	1,647
CG Oncology, Inc. (A)	1,087	26,621
Checkpoint Therapeutics, Inc. (A)	838	3,386
Chimerix, Inc. (A)	1,463	12,450
Chinook Therapeutics, Inc. (A)(C)	965	376
Cibus, Inc. (A)	477	892
Cidara Therapeutics, Inc. (A)	120	2,585
Clene, Inc. (A)	165	508
Climb Bio, Inc. (A)	1,162	1,418
Cogent Biosciences, Inc. (A)	1,797	10,764
Compass Therapeutics, Inc. (A)	2,271	4,315
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	209	1,110
Corvus Pharmaceuticals, Inc. (A)	1,027	3,266
Coya Therapeutics, Inc. (A)	271	1,753
Crinetics Pharmaceuticals, Inc. (A)	1,498	50,243
Cullinan Therapeutics, Inc. (A)	960	7,267
Curis, Inc. (A)	193	405
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,897	76,240
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Day One Biopharmaceuticals, Inc. (A)	1,658	$13,148
Decibel Therapeutics, Inc. (A)(C)	543	0
Denali Therapeutics, Inc. (A)	2,330	31,676
Design Therapeutics, Inc. (A)	950	3,667
DiaMedica Therapeutics, Inc. (A)	718	2,721
Dianthus Therapeutics, Inc. (A)	480	8,707
Disc Medicine, Inc. (A)	481	23,877
Dyadic International, Inc. (A)	599	809
Dynavax Technologies Corp. (A)	2,115	27,432
Dyne Therapeutics, Inc. (A)	1,633	17,081
Editas Medicine, Inc. (A)	1,442	1,673
Eledon Pharmaceuticals, Inc. (A)	976	3,309
Elicio Therapeutics, Inc. (A)	188	1,158
Elutia, Inc. (A)	539	1,364
Emergent BioSolutions, Inc. (A)	857	4,165
Enanta Pharmaceuticals, Inc. (A)	370	2,042
Entrada Therapeutics, Inc. (A)	614	5,551
Erasca, Inc. (A)	4,715	6,460
Exact Sciences Corp. (A)	2,975	128,788
Exagen, Inc. (A)	306	1,099
Exelixis, Inc. (A)	4,585	169,278
Fennec Pharmaceuticals, Inc. (A)	470	2,862
Flexion Therapeutics, Inc. (A)(C)	867	390
Foghorn Therapeutics, Inc. (A)	924	3,373
Fortress Biotech, Inc. (A)	533	831
Gain Therapeutics, Inc. (A)	486	928
Galectin Therapeutics, Inc. (A)(B)	1,095	1,336
Galecto, Inc. (A)	67	208
Genelux Corp. (A)(B)	581	1,569
Geovax Labs, Inc. (A)	203	215
Geron Corp. (A)	9,862	15,681
Gilead Sciences, Inc.	20,011	2,242,233
GRAIL, Inc. (A)(B)	500	12,770
Greenwich Lifesciences, Inc. (A)(B)	222	2,118
Gritstone bio, Inc. (A)	1,496	0
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,386	10,700
Halozyme Therapeutics, Inc. (A)	2,036	129,917
Heron Therapeutics, Inc. (A)(B)	2,479	5,454
HilleVax, Inc. (A)	1,054	1,528
Hookipa Pharma, Inc. (A)	314	339
Humacyte, Inc. (A)(B)	2,117	3,609
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,382	22,637
IGM Biosciences, Inc. (A)	629	723
Immix Biopharma, Inc. (A)	521	875
Immuneering Corp., Class A (A)	498	757
ImmunityBio, Inc. (A)(B)	11,228	33,796
Immunome, Inc. (A)	982	6,609
Immunovant, Inc. (A)	2,379	40,657
Incyte Corp. (A)	3,097	187,523
Inhibrx Biosciences, Inc. (A)	249	3,484
Inhibrx, Inc. (A)(C)	735	463
Inmune Bio, Inc. (A)	379	2,960
Inovio Pharmaceuticals, Inc. (A)	485	791
Insmed, Inc. (A)	2,764	210,866
Instil Bio, Inc. (A)	108	1,875
Intellia Therapeutics, Inc. (A)	1,674	11,902
Ionis Pharmaceuticals, Inc. (A)	2,365	71,352
Iovance Biotherapeutics, Inc. (A)	4,935	16,434
Ironwood Pharmaceuticals, Inc. (A)	2,657	3,906
iTeos Therapeutics, Inc. (A)	639	3,815
Janux Therapeutics, Inc. (A)	848	22,896
Jasper Therapeutics, Inc. (A)	268	1,152
Jounce Therapeutics, Inc. (A)(C)	372	3

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kalaris Therapeutics, Inc. (A)	107	$859
KalVista Pharmaceuticals, Inc. (A)	812	9,370
Karyopharm Therapeutics, Inc. (A)	165	617
Keros Therapeutics, Inc. (A)	628	6,399
Kezar Life Sciences, Inc. (A)	159	776
Kiniksa Pharmaceuticals International PLC (A)	667	14,814
Kinnate Biopharma, Inc. (A)(C)	772	48
Kodiak Sciences, Inc. (A)	899	2,522
Korro Bio, Inc. (A)	155	2,699
Krystal Biotech, Inc. (A)	463	83,479
Kura Oncology, Inc. (A)	1,296	8,554
Kymera Therapeutics, Inc. (A)	1,032	28,246
Kyverna Therapeutics, Inc. (A)	766	1,478
Lantern Pharma, Inc. (A)	203	719
Larimar Therapeutics, Inc. (A)	1,075	2,311
Legend Biotech Corp., ADR (A)	2,934	99,551
LENZ Therapeutics, Inc. (A)	450	11,570
Lexeo Therapeutics, Inc. (A)	586	2,033
Longeveron, Inc. (A)	284	440
MacroGenics, Inc. (A)	1,110	1,410
Madrigal Pharmaceuticals, Inc. (A)	349	115,599
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MAIA Biotechnology, Inc. (A)	477	730
MannKind Corp. (A)	4,456	22,414
Marker Therapeutics, Inc. (A)	196	241
MeiraGTx Holdings PLC (A)	1,295	8,780
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
MiMedx Group, Inc. (A)	2,368	17,997
Mineralys Therapeutics, Inc. (A)	843	13,387
Mirati Therapeutics, Inc. (A)(C)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	771	34,734
Moderna, Inc. (A)	6,188	175,430
Monte Rosa Therapeutics, Inc. (A)	1,011	4,691
Mural Oncology PLC (A)	330	416
Myriad Genetics, Inc. (A)	1,482	13,145
Natera, Inc. (A)	1,988	281,123
Neurocrine Biosciences, Inc. (A)	1,623	179,504
Neurogene, Inc. (A)	344	4,028
Nkarta, Inc. (A)	1,224	2,252
Novavax, Inc. (A)	2,590	16,602
Nurix Therapeutics, Inc. (A)	1,049	12,462
Nuvalent, Inc., Class A (A)	1,057	74,962
Nuvectis Pharma, Inc. (A)	339	3,312
Ocugen, Inc. (A)(B)	4,882	3,448
Olema Pharmaceuticals, Inc. (A)	963	3,621
OnKure Therapeutics, Inc., Class A (A)	88	378
Organogenesis Holdings, Inc. (A)	2,151	9,292
ORIC Pharmaceuticals, Inc. (A)	1,156	6,450
Oruka Therapeutics, Inc.	589	6,043
Outlook Therapeutics, Inc. (A)	473	577
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	1,040
PDS Biotechnology Corp. (A)	770	916
PepGen, Inc. (A)	555	780
Perspective Therapeutics, Inc. (A)	1,129	2,405
PMV Pharmaceuticals, Inc. (A)	919	1,002
Praxis Precision Medicines, Inc. (A)	288	10,907
Precigen, Inc. (A)	4,727	7,043
Precision BioSciences, Inc. (A)	149	711
Prime Medicine, Inc. (A)(B)	2,064	4,107
Protagonist Therapeutics, Inc. (A)	952	46,039
Protalix BioTherapeutics, Inc. (A)	1,216	3,113
Protara Therapeutics, Inc. (A)	364	1,551
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Prothena Corp. PLC (A)	893	$11,051
PTC Therapeutics, Inc. (A)	1,240	63,190
Puma Biotechnology, Inc. (A)	814	2,409
Q32 Bio, Inc. (A)	247	408
Quince Therapeutics, Inc. (A)	795	1,057
Recursion Pharmaceuticals, Inc., Class A (A)(B)	6,053	32,020
Regeneron Pharmaceuticals, Inc.	1,743	1,105,463
REGENXBIO, Inc. (A)	847	6,056
Regulus Therapeutics, Inc. (A)	1,233	2,158
Rein Therapeutics, Inc. (A)	407	720
Relay Therapeutics, Inc. (A)	2,797	7,328
Replimune Group, Inc. (A)	1,229	11,983
REVOLUTION Medicines, Inc. (A)	2,692	95,189
Rezolute, Inc. (A)	928	2,691
Rhythm Pharmaceuticals, Inc. (A)	985	52,175
Rigel Pharmaceuticals, Inc. (A)	287	5,163
Rocket Pharmaceuticals, Inc. (A)	1,535	10,238
Sage Therapeutics, Inc. (A)	1,031	8,196
Sagimet Biosciences, Inc., Class A (A)	339	1,105
Sana Biotechnology, Inc. (A)(B)	3,659	6,147
Sarepta Therapeutics, Inc. (A)	1,535	97,964
Savara, Inc. (A)	2,805	7,770
Scholar Rock Holding Corp. (A)	1,290	41,474
SELLAS Life Sciences Group, Inc. (A)	1,147	1,239
Sera Prognostics, Inc., Class A (A)	574	2,112
Serina Therapeutics, Inc. (A)	180	1,021
Shattuck Labs, Inc. (A)	838	796
Skye Bioscience, Inc. (A)(B)	514	817
Soleno Therapeutics, Inc. (A)	697	49,801
Solid Biosciences, Inc. (A)	648	2,398
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
SpringWorks Therapeutics, Inc. (A)	1,198	52,868
Spyre Therapeutics, Inc. (A)	824	13,295
Stoke Therapeutics, Inc. (A)	863	5,739
Summit Therapeutics, Inc. (A)	11,858	228,741
Sutro Biopharma, Inc. (A)	1,440	937
Syndax Pharmaceuticals, Inc. (A)	1,404	17,248
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Tango Therapeutics, Inc. (A)	1,789	2,451
Taysha Gene Therapies, Inc. (A)	3,360	4,670
Tectonic Therapeutic, Inc. (A)	243	4,304
Tectonic Therapeutic, Inc., CVR (A)(C)	32	0
TG Therapeutics, Inc. (A)	2,491	98,220
Tourmaline Bio, Inc. (A)	424	6,449
Travere Therapeutics, Inc. (A)	1,406	25,196
Trisalus Life Sciences, Inc. (A)	514	2,837
TScan Therapeutics, Inc. (A)	864	1,192
Twist Bioscience Corp. (A)	944	37,061
Tyra Biosciences, Inc. (A)	867	8,063
Ultragenyx Pharmaceutical, Inc. (A)	1,493	54,062
United Therapeutics Corp. (A)	715	220,413
UNITY Biotechnology, Inc. (A)	359	373
UroGen Pharma, Ltd. (A)	706	7,808
Vanda Pharmaceuticals, Inc. (A)	981	4,503
Vaxcyte, Inc. (A)	2,008	75,822
Vera Therapeutics, Inc. (A)	1,022	24,548
Veracyte, Inc. (A)	1,239	36,736
Verastem, Inc. (A)	666	4,016
Vericel Corp. (A)	789	35,205
Vertex Pharmaceuticals, Inc. (A)	4,149	2,011,518
Verve Therapeutics, Inc. (A)	1,384	6,325
Vigil Neuroscience, Inc. (A)	696	1,239
Viking Therapeutics, Inc. (A)	1,786	43,132
Vir Biotechnology, Inc. (A)	2,241	14,522

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viridian Therapeutics, Inc. (A)	1,291	$17,403
Vistagen Therapeutics, Inc. (A)	510	1,275
Voyager Therapeutics, Inc. (A)	930	3,143
Werewolf Therapeutics, Inc. (A)	794	772
Whitehawk Therapeutics, Inc. (A)	493	878
XBiotech, Inc. (A)	556	1,801
Xencor, Inc. (A)	1,025	10,906
XOMA Royalty Corp. (A)	202	4,026
Y-mAbs Therapeutics, Inc. (A)	755	3,345
Zentalis Pharmaceuticals, Inc. (A)	1,232	1,959
Zura Bio, Ltd. (A)(B)	1,163	1,500
Zymeworks, Inc. (A)	1,176	14,006
		20,761,614
Health care equipment and supplies – 2.2%
Abbott Laboratories	27,967	3,709,823
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	1,673	2,995
Align Technology, Inc. (A)	1,201	190,791
Alphatec Holdings, Inc. (A)	2,271	23,028
AngioDynamics, Inc. (A)	667	6,263
Artivion, Inc. (A)	677	16,641
AtriCure, Inc. (A)	786	25,356
Avanos Medical, Inc. (A)	751	10,762
Axogen, Inc. (A)	708	13,098
Baxter International, Inc.	8,210	281,028
Becton, Dickinson and Company	4,645	1,063,984
Bioventus, Inc., Class A (A)	1,056	9,662
Boston Scientific Corp. (A)	23,662	2,387,023
Butterfly Network, Inc. (A)	3,018	6,881
Cerus Corp. (A)	3,177	4,416
ClearPoint Neuro, Inc. (A)	447	5,315
CONMED Corp.	497	30,014
CVRx, Inc. (A)	398	4,868
Delcath Systems, Inc. (A)	520	6,620
Dentsply Sirona, Inc.	3,288	49,123
DexCom, Inc. (A)	6,444	440,061
Edwards Lifesciences Corp. (A)	9,684	701,896
Electromed, Inc. (A)	138	3,293
Embecta Corp.	934	11,909
Enovis Corp. (A)	899	34,351
Envista Holdings Corp. (A)	2,773	47,862
enVVeno Medical Corp. (A)	343	902
Establishment Labs Holdings, Inc. (A)	453	18,485
Femasys, Inc. (A)	425	531
FONAR Corp. (A)	97	1,359
Fractyl Health, Inc. (A)	854	1,016
GE HealthCare Technologies, Inc.	7,339	592,331
Glaukos Corp. (A)	884	87,003
Globus Medical, Inc., Class A (A)	1,814	132,785
Haemonetics Corp. (A)	825	52,429
HeartBeam, Inc. (A)	494	993
Hologic, Inc. (A)	3,734	230,649
ICU Medical, Inc. (A)	393	54,572
IDEXX Laboratories, Inc. (A)	1,323	555,594
Inogen, Inc. (A)	398	2,838
Inspire Medical Systems, Inc. (A)	480	76,454
Insulet Corp. (A)	1,127	295,961
Integer Holdings Corp. (A)	537	63,371
Integra LifeSciences Holdings Corp. (A)	1,252	27,531
Intuitive Surgical, Inc. (A)	5,712	2,828,982
iRadimed Corp.	204	10,706
iRhythm Technologies, Inc. (A)	503	52,654
IRIDEX Corp. (A)	360	356
Kewaunee Scientific Corp. (A)	45	1,772
KORU Medical Systems, Inc. (A)	784	1,991
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Lantheus Holdings, Inc. (A)	1,116	$108,922
LeMaitre Vascular, Inc.	361	30,288
LENSAR, Inc. (A)	192	2,711
Masimo Corp. (A)	860	143,276
Medtronic PLC	20,611	1,852,104
Merit Medical Systems, Inc. (A)	932	98,522
Monogram Technologies, Inc. (A)	567	1,667
Myomo, Inc. (A)	496	2,386
Neogen Corp. (A)	3,510	30,432
Neuronetics, Inc. (A)	497	1,829
NeuroPace, Inc. (A)	476	5,850
Nevro Corp. (A)	657	3,837
Omnicell, Inc. (A)	744	26,010
OraSure Technologies, Inc. (A)	1,291	4,351
Orchestra BioMed Holdings, Inc. (A)	643	2,752
Orthofix Medical, Inc. (A)	633	10,324
OrthoPediatrics Corp. (A)	400	9,852
Paragon 28, Inc. (A)	1,354	17,683
Penumbra, Inc. (A)	625	167,131
PROCEPT BioRobotics Corp. (A)	837	48,764
Pro-Dex, Inc. (A)	59	2,925
Pulmonx Corp. (A)	659	4,435
Pulse Biosciences, Inc. (A)(B)	990	15,929
QuidelOrtho Corp. (A)	1,084	37,907
ResMed, Inc.	2,362	528,734
Rockwell Medical, Inc. (A)	578	653
RxSight, Inc. (A)	644	16,261
Sanara Medtech, Inc. (A)	144	4,445
Semler Scientific, Inc. (A)	134	4,851
Sensus Healthcare, Inc. (A)	281	1,329
SI-BONE, Inc. (A)	680	9,540
Sight Sciences, Inc. (A)	889	2,134
Solventum Corp. (A)	2,775	211,011
STAAR Surgical Company (A)	803	14,157
Stereotaxis, Inc. (A)	1,486	2,615
STERIS PLC	1,585	359,240
Stryker Corp.	6,125	2,280,031
Surmodics, Inc. (A)	236	7,205
Tactile Systems Technology, Inc. (A)	390	5,156
Tandem Diabetes Care, Inc. (A)	1,061	20,329
Tela Bio, Inc. (A)	793	967
Teleflex, Inc.	760	105,024
The Cooper Companies, Inc. (A)	3,202	270,089
TransMedics Group, Inc. (A)	538	36,197
Treace Medical Concepts, Inc. (A)	1,021	8,566
UFP Technologies, Inc. (A)	124	25,012
Utah Medical Products, Inc.	53	2,970
Varex Imaging Corp. (A)	675	7,830
Zimmer Biomet Holdings, Inc.	3,271	370,212
Zimvie, Inc. (A)	449	4,849
Zynex, Inc. (A)(B)	528	1,162
		21,121,014
Health care providers and services – 2.2%
23Andme Holding Company (A)	402	297
Acadia Healthcare Company, Inc. (A)	1,504	45,601
Accolade, Inc. (A)	1,321	9,221
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,173	23,555
Addus HomeCare Corp. (A)	292	28,876
agilon health, Inc. (A)	6,672	28,890
AirSculpt Technologies, Inc. (A)	970	2,265
Alignment Healthcare, Inc. (A)	3,083	57,405
Amedisys, Inc. (A)	526	48,723
AMN Healthcare Services, Inc. (A)	621	15,190
Astrana Health, Inc. (A)	802	24,870

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Aveanna Healthcare Holdings, Inc. (A)	3,139	$17,013
BrightSpring Health Services, Inc. (A)	2,757	49,874
Brookdale Senior Living, Inc. (A)	3,221	20,163
Cardinal Health, Inc.	3,919	539,921
Castle Biosciences, Inc. (A)	455	9,109
Cencora, Inc.	3,168	880,989
Centene Corp. (A)	8,458	513,485
Chemed Corp.	242	148,907
Clover Health Investments Corp. (A)	6,566	23,572
Community Health Systems, Inc. (A)	2,305	6,224
Concentra Group Holdings Parent, Inc.	2,053	44,550
CorVel Corp. (A)	826	92,487
Cross Country Healthcare, Inc. (A)	552	8,219
CVS Health Corp.	20,223	1,370,108
DaVita, Inc. (A)	1,349	206,357
DocGo, Inc. (A)	1,697	4,480
Elevance Health, Inc.	3,727	1,621,096
Encompass Health Corp.	1,614	163,466
Enhabit, Inc. (A)	829	7,287
Enzo Biochem, Inc.	1,648	610
Fulgent Genetics, Inc. (A)	516	8,720
GeneDx Holdings Corp. (A)	442	39,146
Guardant Health, Inc. (A)	1,981	84,391
HCA Healthcare, Inc.	4,149	1,433,687
HealthEquity, Inc. (A)	1,403	123,983
Henry Schein, Inc. (A)	2,035	139,377
Hims & Hers Health, Inc. (A)	3,356	99,170
Humana, Inc.	1,936	512,266
InfuSystem Holdings, Inc. (A)	366	1,969
Innovage Holding Corp. (A)	1,986	5,918
Labcorp Holdings, Inc.	1,349	313,966
LifeStance Health Group, Inc. (A)	6,170	41,092
McKesson Corp.	2,085	1,403,184
ModivCare, Inc. (A)	241	317
Molina Healthcare, Inc. (A)	942	310,285
National HealthCare Corp.	248	23,014
National Research Corp.	409	5,235
NeoGenomics, Inc. (A)	2,082	19,758
Nutex Health, Inc. (A)	83	3,903
OPKO Health, Inc. (A)(B)	11,336	18,818
Option Care Health, Inc. (A)	2,755	96,287
Owens & Minor, Inc. (A)	1,255	11,333
PACS Group, Inc. (A)	2,515	28,269
Patterson Companies, Inc.	1,420	44,361
Pediatrix Medical Group, Inc. (A)	1,390	20,141
Performant Healthcare, Inc. (A)	1,311	3,881
Premier, Inc., Class A	1,628	31,388
Privia Health Group, Inc. (A)	1,935	43,441
Progyny, Inc. (A)	1,462	32,661
Quest Diagnostics, Inc.	1,789	302,699
Quipt Home Medical Corp. (A)	773	1,801
RadNet, Inc. (A)	1,191	59,217
Select Medical Holdings Corp.	2,110	35,237
Sonida Senior Living, Inc. (A)	302	7,034
Surgery Partners, Inc. (A)	2,052	48,735
Talkspace, Inc. (A)	2,743	7,022
Tenet Healthcare Corp. (A)	1,540	207,130
The Cigna Group	4,495	1,478,855
The Ensign Group, Inc.	920	119,048
The Joint Corp. (A)	267	3,335
The Pennant Group, Inc. (A)	565	14,210
UnitedHealth Group, Inc.	14,843	7,774,021
Universal Health Services, Inc., Class B	955	179,445
US Physical Therapy, Inc.	247	17,873
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Viemed Healthcare, Inc. (A)	640	$4,659
		21,173,092
Health care technology – 0.1%
American Well Corp., Class A (A)	237	1,868
Certara, Inc. (A)	2,608	25,819
Claritev Corp. (A)	265	5,467
Definitive Healthcare Corp. (A)	1,961	5,667
Doximity, Inc., Class A (A)	2,014	116,872
Evolent Health, Inc., Class A (A)	1,913	18,116
Firefly Neuroscience, Inc. (A)	147	578
GoodRx Holdings, Inc., Class A (A)	1,609	7,096
Health Catalyst, Inc. (A)	1,034	4,684
HealthStream, Inc.	486	15,639
iCAD, Inc. (A)	461	950
LifeMD, Inc. (A)	707	3,846
OptimizeRx Corp. (A)	333	2,884
Phreesia, Inc. (A)	927	23,694
Schrodinger, Inc. (A)	1,033	20,391
Simulations Plus, Inc.	328	8,043
Teladoc Health, Inc. (A)	2,779	22,121
TruBridge, Inc. (A)	243	6,687
Veeva Systems, Inc., Class A (A)	2,599	602,006
Waystar Holding Corp. (A)	2,762	103,188
		995,616
Life sciences tools and services – 1.0%
10X Genomics, Inc., Class A (A)	1,759	15,356
Adaptive Biotechnologies Corp. (A)	2,398	17,817
Agilent Technologies, Inc.	4,618	540,214
Akoya Biosciences, Inc. (A)	929	1,291
Alpha Teknova, Inc. (A)	867	4,500
Avantor, Inc. (A)	10,929	177,159
Azenta, Inc. (A)	791	27,400
BioLife Solutions, Inc. (A)	746	17,039
Bionano Genomics, Inc. (A)	57	159
Bio-Rad Laboratories, Inc., Class A (A)	367	89,387
Bio-Techne Corp.	2,551	149,565
Bruker Corp.	2,437	101,720
Charles River Laboratories International, Inc. (A)	831	125,082
Codexis, Inc. (A)	1,368	3,680
CryoPort, Inc. (A)	834	5,071
Cytek Biosciences, Inc. (A)	2,171	8,706
Danaher Corp.	11,610	2,380,050
Fortrea Holdings, Inc. (A)	1,460	11,023
ICON PLC (A)	1,333	233,262
Illumina, Inc. (A)	2,564	203,428
Inotiv, Inc. (A)	446	986
IQVIA Holdings, Inc. (A)	2,931	516,735
Lifecore Biomedical, Inc. (A)	621	4,372
Maravai LifeSciences Holdings, Inc., Class A (A)	2,377	5,253
MaxCyte, Inc. (A)	1,763	4,813
Medpace Holdings, Inc. (A)	498	151,736
Mesa Laboratories, Inc.	89	10,561
Mettler-Toledo International, Inc. (A)	343	405,052
Nautilus Biotechnology, Inc. (A)	2,291	1,973
Niagen Bioscience, Inc. (A)	1,230	8,487
OmniAb, Inc. (A)	2,065	4,956
OmniAb, Inc., $12.50 Earnout Shares (A)	117	99
OmniAb, Inc., $15.00 Earnout Shares (A)	117	81
Pacific Biosciences of California, Inc. (A)(B)	4,511	5,323
Personalis, Inc. (A)	873	3,064

268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Quanterix Corp. (A)	649	$4,225
Quantum-Si, Inc. (A)(B)	2,027	2,432
Repligen Corp. (A)	901	114,643
Revvity, Inc.	1,983	209,801
Seer, Inc. (A)	1,002	1,693
Sotera Health Company (A)	4,572	53,310
Standard BioTools, Inc. (A)	6,132	6,623
Tempus AI, Inc. (A)(B)	2,451	118,236
Thermo Fisher Scientific, Inc.	6,140	3,055,264
Waters Corp. (A)	954	351,616
West Pharmaceutical Services, Inc.	1,168	261,492
		9,414,735
Pharmaceuticals – 3.2%
Aclaris Therapeutics, Inc. (A)	1,207	1,847
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
ALT5 Sigma Corp. (A)	213	826
Alto Neuroscience, Inc. (A)	475	1,026
Alumis, Inc. (A)(B)	811	4,980
Amneal Pharmaceuticals, Inc. (A)	4,987	41,791
Amphastar Pharmaceuticals, Inc. (A)	788	22,844
Amylyx Pharmaceuticals, Inc. (A)	1,159	4,103
AN2 Therapeutics, Inc. (A)	586	797
ANI Pharmaceuticals, Inc. (A)	339	22,696
Aquestive Therapeutics, Inc. (A)	1,511	4,382
Arvinas, Inc. (A)	1,123	7,883
Atea Pharmaceuticals, Inc. (A)	1,534	4,587
Axsome Therapeutics, Inc. (A)	773	90,155
Belite Bio, Inc., ADR (A)(B)	494	32,713
Biote Corp., Class A (A)	561	1,868
Bristol-Myers Squibb Company	32,588	1,987,542
Cassava Sciences, Inc. (A)	799	1,199
CinCor Pharma, Inc. (A)(C)	708	2,166
Citius Pharmaceuticals, Inc. (A)	185	276
Collegium Pharmaceutical, Inc. (A)	520	15,522
Contineum Therapeutics, Inc., Class A (A)	348	2,429
Corcept Therapeutics, Inc. (A)	1,680	191,890
CorMedix, Inc. (A)	910	5,606
Dare Bioscience, Inc. (A)	210	607
Edgewise Therapeutics, Inc. (A)	1,512	33,264
Elanco Animal Health, Inc. (A)	7,953	83,507
Eli Lilly & Company	15,277	12,617,427
Enliven Therapeutics, Inc. (A)	771	15,173
Esperion Therapeutics, Inc. (A)	3,231	4,653
Eton Pharmaceuticals, Inc. (A)	424	5,504
Evolus, Inc. (A)	1,025	12,331
Eyenovia, Inc. (A)	73	80
EyePoint Pharmaceuticals, Inc. (A)	1,084	5,875
Fulcrum Therapeutics, Inc. (A)	924	2,661
Harmony Biosciences Holdings, Inc. (A)	918	30,468
Harrow, Inc. (A)	575	15,295
Ikena Oncology, Inc. (A)	848	1,085
Imara, Inc. (A)(C)	411	92
Innoviva, Inc. (A)	1,001	18,148
Intra-Cellular Therapies, Inc. (A)	1,699	224,132
Jazz Pharmaceuticals PLC (A)	991	123,033
Johnson & Johnson	38,694	6,417,013
Journey Medical Corp. (A)	257	1,516
Ligand Pharmaceuticals, Inc. (A)	294	30,911
Liquidia Corp. (A)	1,372	20,237
Merck & Company, Inc.	40,747	3,657,451
Mind Medicine MindMed, Inc. (A)(B)	1,332	7,792
Neumora Therapeutics, Inc. (A)	2,741	2,741
Nuvation Bio, Inc. (A)	5,541	9,752
Ocular Therapeutix, Inc. (A)	2,526	18,516
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Omeros Corp. (A)	943	$7,751
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)	202	1,852
Oramed Pharmaceuticals, Inc. (A)	762	1,631
Organon & Company	4,140	61,645
Pacira BioSciences, Inc. (A)	749	18,613
Palisade Bio, Inc. (A)(C)	9,919	0
Perrigo Company PLC	2,193	61,492
Pfizer, Inc.	91,088	2,308,170
Phathom Pharmaceuticals, Inc. (A)	1,133	7,104
Phibro Animal Health Corp., Class A	334	7,134
Pliant Therapeutics, Inc. (A)	1,124	1,517
Poseida Therapeutics, Inc. (A)(C)	1,586	793
Prestige Consumer Healthcare, Inc. (A)	796	68,432
Prevail Therapeutics, Inc. (A)(C)	788	1,516
Rani Therapeutics Holdings, Inc., Class A (A)	594	748
Rapport Therapeutics, Inc. (A)	605	6,068
Reviva Pharmaceuticals Holdings, Inc. (A)	590	563
Royalty Pharma PLC, Class A	7,204	224,261
Scilex Holding Company (A)	1,055	262
scPharmaceuticals, Inc. (A)	964	2,535
SIGA Technologies, Inc. (A)	1,170	6,412
Sonoma Pharmaceuticals, Inc. (A)	62	136
Structure Therapeutics, Inc., ADR (A)	926	16,029
Supernus Pharmaceuticals, Inc. (A)	886	29,017
Tarsus Pharmaceuticals, Inc. (A)	613	31,490
Telomir Pharmaceuticals, Inc. (A)	503	1,625
Terns Pharmaceuticals, Inc. (A)	1,421	3,922
Theravance Biopharma, Inc. (A)	829	7,403
Third Harmonic Bio, Inc. (A)	782	2,714
Tilray Brands, Inc. (A)(B)	12,050	7,923
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,204	7,573
Ventyx Biosciences, Inc. (A)	1,219	1,402
Viatris, Inc.	19,161	166,892
VYNE Therapeutics, Inc. (A)	289	457
Xeris Biopharma Holdings, Inc. (A)	2,447	13,434
Zevra Therapeutics, Inc. (A)	878	6,576
Zoetis, Inc.	7,283	1,199,146
		30,092,759
		103,558,830
Industrials – 9.1%
Aerospace and defense – 1.9%
AAR Corp. (A)	575	32,194
AeroVironment, Inc. (A)	454	54,112
AerSale Corp. (A)	882	6,606
Archer Aviation, Inc., Class A (A)	6,186	43,982
Astronics Corp. (A)	478	11,553
Axon Enterprise, Inc. (A)	1,215	639,029
BWX Technologies, Inc.	1,468	144,818
Byrna Technologies, Inc. (A)	367	6,180
Cadre Holdings, Inc.	650	19,247
CPI Aerostructures, Inc. (A)	205	711
Curtiss-Wright Corp.	614	194,804
Ducommun, Inc. (A)	234	13,579
Eve Holding, Inc. (A)(B)	4,714	15,650
General Dynamics Corp.	4,416	1,203,713
General Electric Company	17,430	3,488,615
HEICO Corp.	881	235,394
HEICO Corp., Class A	1,348	284,388
Hexcel Corp.	1,319	72,228
Howmet Aerospace, Inc.	6,558	850,769
Huntington Ingalls Industries, Inc.	631	128,749

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Innovative Solutions and Support, Inc. (A)	291	$1,830
Intuitive Machines, Inc. (A)	1,310	9,760
Kratos Defense & Security Solutions, Inc. (A)	2,425	71,998
L3Harris Technologies, Inc.	3,048	637,977
Leonardo DRS, Inc.	4,235	139,247
Loar Holdings, Inc. (A)	1,442	101,877
Lockheed Martin Corp.	3,832	1,711,793
Mercury Systems, Inc. (A)	957	41,237
Moog, Inc., Class A	461	79,914
National Presto Industries, Inc.	114	10,022
Northrop Grumman Corp.	2,350	1,203,224
Optex Systems Holdings, Inc. (A)	123	699
Park Aerospace Corp.	339	4,560
Redwire Corp. (A)	1,076	8,920
Rocket Lab USA, Inc. (A)(B)	8,041	143,773
RTX Corp.	21,380	2,831,995
Safe Pro Group, Inc. (A)	244	531
Spirit AeroSystems Holdings, Inc., Class A (A)	1,883	64,888
Textron, Inc.	3,006	217,184
The Boeing Company (A)	12,019	2,049,840
TransDigm Group, Inc.	902	1,247,728
Triumph Group, Inc. (A)	1,242	31,472
V2X, Inc. (A)	511	25,065
Virgin Galactic Holdings, Inc. (A)(B)	523	1,585
VirTra, Inc. (A)	191	777
Woodward, Inc.	958	174,825
		18,259,042
Air freight and logistics – 0.3%
Air T, Inc. (A)	52	879
Air Transport Services Group, Inc. (A)	1,053	23,629
CH Robinson Worldwide, Inc.	1,885	193,024
Expeditors International of Washington, Inc.	2,267	272,607
FedEx Corp.	3,937	959,762
Forward Air Corp. (A)	458	9,201
GXO Logistics, Inc. (A)	1,927	75,307
Hub Group, Inc., Class A	978	36,352
Radiant Logistics, Inc. (A)	754	4,637
United Parcel Service, Inc., Class B	11,776	1,295,242
		2,870,640
Building products – 0.6%
A.O. Smith Corp.	1,931	126,210
AAON, Inc.	1,304	101,882
Advanced Drainage Systems, Inc.	1,248	135,595
Allegion PLC	1,399	182,514
American Woodmark Corp. (A)	250	14,708
Apogee Enterprises, Inc.	356	16,493
Armstrong World Industries, Inc.	700	98,616
AZZ, Inc.	478	39,966
Builders FirstSource, Inc. (A)	1,871	233,763
Carlisle Companies, Inc.	743	252,992
Carrier Global Corp.	14,508	919,807
CSW Industrials, Inc.	249	72,588
Fortune Brands Innovations, Inc.	1,998	121,638
Gibraltar Industries, Inc. (A)	493	28,919
Griffon Corp.	788	56,342
Hayward Holdings, Inc. (A)	3,473	48,344
Insteel Industries, Inc.	317	8,337
Janus International Group, Inc. (A)	2,375	17,100
JELD-WEN Holding, Inc. (A)	1,427	8,519
Johnson Controls International PLC	10,738	860,221
Lennox International, Inc.	572	320,795
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Masco Corp.	3,502	$243,529
Masterbrand, Inc. (A)	2,039	26,629
Owens Corning	1,396	199,377
Quanex Building Products Corp.	728	13,534
Resideo Technologies, Inc. (A)	2,343	41,471
Simpson Manufacturing Company, Inc.	678	106,500
The AZEK Company, Inc. (A)	2,325	113,669
Trane Technologies PLC	3,627	1,222,009
Trex Company, Inc. (A)	1,751	101,733
UFP Industries, Inc.	977	104,578
Zurn Elkay Water Solutions Corp.	2,746	90,563
		5,928,941
Commercial services and supplies – 0.8%
ABM Industries, Inc.	1,007	47,692
ACCO Brands Corp.	1,585	6,641
Acme United Corp.	60	2,377
ACV Auctions, Inc., Class A (A)	2,456	34,605
Aqua Metals, Inc. (A)	195	365
Brady Corp., Class A	702	49,589
Bridger Aerospace Group Holdings, Inc. (A)	947	1,070
BrightView Holdings, Inc. (A)	1,512	19,414
Casella Waste Systems, Inc., Class A (A)	920	102,589
CECO Environmental Corp. (A)	565	12,882
Cimpress PLC (A)	407	18,409
Cintas Corp.	6,478	1,331,423
Civeo Corp.	236	5,428
Clean Harbors, Inc. (A)	867	170,886
CompX International, Inc.	202	4,185
Copart, Inc. (A)	15,470	875,447
CoreCivic, Inc. (A)	1,776	36,035
Deluxe Corp.	701	11,083
Driven Brands Holdings, Inc. (A)	2,651	45,438
Ennis, Inc.	413	8,297
Enviri Corp. (A)	1,312	8,725
Healthcare Services Group, Inc. (A)	1,201	12,106
HNI Corp.	752	33,351
Interface, Inc.	935	18,550
Knightscope, Inc. (A)	79	223
Liquidity Services, Inc. (A)	492	15,257
Matthews International Corp., Class A	504	11,209
MillerKnoll, Inc.	1,121	21,456
Mobile Infrastructure Corp. (A)	719	2,998
Montrose Environmental Group, Inc. (A)	561	8,000
MSA Safety, Inc.	633	92,855
NL Industries, Inc.	810	6,399
OPENLANE, Inc. (A)	1,750	33,740
Perma-Fix Environmental Services, Inc. (A)	276	2,007
Pitney Bowes, Inc.	2,889	26,145
Pursuit Attractions and Hospitality, Inc. (A)	349	12,351
Quad/Graphics, Inc.	643	3,504
Quest Resource Holding Corp. (A)	386	1,004
RB Global, Inc.	2,962	297,089
Republic Services, Inc.	5,047	1,222,182
Rollins, Inc.	7,783	420,515
Steelcase, Inc., Class A	1,502	16,462
Team, Inc. (A)	77	1,303
Tetra Tech, Inc.	4,311	126,097
The Brink's Company	709	61,087
The GEO Group, Inc. (A)	2,246	65,606
UniFirst Corp.	242	42,108
Veralto Corp.	3,972	387,071
Vestis Corp.	2,128	21,067

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Virco Manufacturing Corp.	260	$2,460
VSE Corp.	329	39,477
Waste Management, Inc.	6,450	1,493,240
		7,289,499
Construction and engineering – 0.2%
AECOM	2,152	199,555
Ameresco, Inc., Class A (A)	571	6,898
API Group Corp. (A)	4,413	157,809
Arcosa, Inc.	784	60,462
Argan, Inc.	216	28,333
Bowman Consulting Group, Ltd. (A)	297	6,484
Centuri Holdings, Inc. (A)(B)	1,431	23,454
Comfort Systems USA, Inc.	573	184,695
Concrete Pumping Holdings, Inc.	866	4,728
Construction Partners, Inc., Class A (A)	704	50,596
Dycom Industries, Inc. (A)	468	71,295
EMCOR Group, Inc.	749	276,853
Emeren Group, Ltd., ADR (A)	932	1,463
Everus Construction Group, Inc. (A)	822	30,488
Fluor Corp. (A)	2,750	98,505
Granite Construction, Inc.	697	52,554
Great Lakes Dredge & Dock Corp. (A)	1,091	9,492
IES Holdings, Inc. (A)	321	53,000
Innovate Corp. (A)	219	1,715
Limbach Holdings, Inc. (A)	181	13,479
MasTec, Inc. (A)	1,273	148,572
Matrix Service Company (A)	450	5,594
MYR Group, Inc. (A)	266	30,082
Northwest Pipe Company (A)	159	6,567
Orion Group Holdings, Inc. (A)	634	3,316
Primoris Services Corp.	859	49,315
Quanta Services, Inc.	2,368	601,898
Southland Holdings, Inc. (A)	856	2,559
Sterling Infrastructure, Inc. (A)	494	55,926
Tutor Perini Corp. (A)	845	19,587
Valmont Industries, Inc.	324	92,460
WillScot Holdings Corp.	3,036	84,401
		2,432,135
Electrical equipment – 0.7%
Acuity, Inc.	495	130,358
Allient, Inc.	283	6,220
American Superconductor Corp. (A)	626	11,356
AMETEK, Inc.	3,727	641,566
Amprius Technologies, Inc. (A)	1,754	4,701
Array Technologies, Inc. (A)	2,501	12,180
Atkore, Inc.	582	34,914
Beam Global (A)	346	706
Bloom Energy Corp., Class A (A)	3,668	72,113
Broadwind, Inc. (A)	427	619
Complete Solaria, Inc. (A)	1,254	1,944
Eaton Corp. PLC	6,403	1,740,527
Emerson Electric Company	9,207	1,009,455
Energy Vault Holdings, Inc. (A)	2,565	1,784
EnerSys	651	59,619
Enovix Corp. (A)(B)	2,862	21,007
Eos Energy Enterprises, Inc. (A)(B)	3,508	13,260
Espey Manufacturing & Electronics Corp.	50	1,357
ESS Tech, Inc. (A)	269	877
Fluence Energy, Inc. (A)	2,104	10,204
Flux Power Holdings, Inc. (A)	481	827
FuelCell Energy, Inc. (A)(B)	332	1,524
GE Vernova, Inc.	4,418	1,348,727
Generac Holdings, Inc. (A)	969	122,724
GrafTech International, Ltd. (A)	4,298	3,758
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc.	865	$286,237
Hyliion Holdings Corp. (A)	2,931	4,103
Ideal Power, Inc. (A)	174	905
KULR Technology Group, Inc. (A)	3,425	4,521
LSI Industries, Inc.	479	8,143
NANO Nuclear Energy, Inc. (A)	532	14,077
NeoVolta, Inc. (A)	570	1,237
Net Power, Inc. (A)	1,208	3,177
NEXTracker, Inc., Class A (A)	2,310	97,343
NuScale Power Corp. (A)(B)	1,528	21,636
nVent Electric PLC	2,686	140,800
Pioneer Power Solutions, Inc.	257	768
Plug Power, Inc. (A)(B)	14,299	19,304
Powell Industries, Inc.	193	32,874
Preformed Line Products Company	80	11,207
Regal Rexnord Corp.	1,073	122,161
Rockwell Automation, Inc.	1,826	471,802
Sensata Technologies Holding PLC	2,438	59,170
Shoals Technologies Group, Inc., Class A (A)	2,757	9,153
SKYX Platforms Corp. (A)	1,764	2,011
SolarMax Technology, Inc. (A)	781	937
SunPower Corp. (A)(C)	3,027	0
Sunrun, Inc. (A)	3,637	21,313
T1 Energy, Inc. (A)	2,355	2,967
Thermon Group Holdings, Inc. (A)	560	15,596
Ultralife Corp. (A)	290	1,560
Vertiv Holdings Company, Class A	6,034	435,655
Vicor Corp. (A)	541	25,308
		7,066,292
Ground transportation – 0.9%
ArcBest Corp.	380	26,820
Armlogi Holding Corp. (A)	722	722
Avis Budget Group, Inc. (A)	576	43,718
Covenant Logistics Group, Inc.	332	7,370
CSX Corp.	31,163	917,127
FTAI Infrastructure, Inc.	1,753	7,941
Heartland Express, Inc.	1,273	11,737
Hertz Global Holdings, Inc. (A)(B)	4,991	19,665
JB Hunt Transport Services, Inc.	1,640	242,638
Knight-Swift Transportation Holdings, Inc.	2,597	112,944
Landstar System, Inc.	571	85,764
Lyft, Inc., Class A (A)	6,361	75,505
Marten Transport, Ltd.	1,334	18,302
Norfolk Southern Corp.	3,634	860,713
Old Dominion Freight Line, Inc.	3,445	569,975
PAMT Corp. (A)	356	4,322
Proficient Auto Logistics, Inc. (A)	444	3,716
RXO, Inc. (A)	2,594	49,545
Ryder System, Inc.	691	99,373
Saia, Inc. (A)	428	149,556
Schneider National, Inc., Class B	1,472	33,635
Uber Technologies, Inc. (A)	33,773	2,460,701
U-Haul Holding Company (A)	314	20,523
U-Haul Holding Company, Series N	2,838	167,953
Union Pacific Corp.	9,793	2,313,498
Universal Logistics Holdings, Inc.	424	11,126
Werner Enterprises, Inc.	984	28,831
XPO, Inc. (A)	1,871	201,282
		8,545,002
Industrial conglomerates – 0.4%
3M Company	8,830	1,296,774

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	10,443	$2,211,305
		3,508,079
Machinery – 1.7%
3D Systems Corp. (A)	2,231	4,730
AGCO Corp.	1,202	111,269
Alamo Group, Inc.	193	34,395
Albany International Corp., Class A	502	34,658
Allison Transmission Holdings, Inc.	1,397	133,651
Astec Industries, Inc.	371	12,781
Atmus Filtration Technologies, Inc.	1,335	49,035
Blue Bird Corp. (A)	521	16,865
Caterpillar, Inc.	7,795	2,570,791
Chart Industries, Inc. (A)	688	99,320
Columbus McKinnon Corp.	485	8,211
Commercial Vehicle Group, Inc. (A)	687	790
Crane Company	918	140,619
Cummins, Inc.	2,203	690,508
Deere & Company	4,398	2,064,201
Desktop Metal, Inc. (A)	622	3,054
Donaldson Company, Inc.	1,933	129,627
Douglas Dynamics, Inc.	380	8,827
Dover Corp.	2,206	387,550
Energy Recovery, Inc. (A)	947	15,048
Enerpac Tool Group Corp.	875	39,253
Enpro, Inc.	337	54,523
Esab Corp.	970	113,005
ESCO Technologies, Inc.	415	66,035
Federal Signal Corp.	982	72,226
Flowserve Corp.	2,107	102,906
Fortive Corp.	5,628	411,857
Franklin Electric Company, Inc.	734	68,908
FreightCar America, Inc. (A)	315	1,742
Gates Industrial Corp. PLC (A)	4,521	83,232
Gencor Industries, Inc. (A)	209	2,541
Graco, Inc.	2,718	226,980
Graham Corp. (A)	176	5,072
Helios Technologies, Inc.	541	17,361
Hillenbrand, Inc.	1,139	27,495
Hillman Solutions Corp. (A)	3,176	27,917
Hurco Companies, Inc. (A)	117	1,815
Hyster-Yale, Inc.	227	9,430
IDEX Corp.	1,218	220,421
Illinois Tool Works, Inc.	4,772	1,183,504
Ingersoll Rand, Inc.	6,486	519,075
ITT, Inc.	1,310	169,200
JBT Marel Corp.	514	62,811
Kadant, Inc.	189	63,676
Kennametal, Inc.	1,255	26,732
LB Foster Company, Class A (A)	179	3,523
Lincoln Electric Holdings, Inc.	911	172,325
Lindsay Corp.	175	22,141
Markforged Holding Corp. (A)	380	1,778
Mayville Engineering Company, Inc. (A)	346	4,647
Microvast Holdings, Inc. (A)	5,119	5,989
Miller Industries, Inc.	184	7,796
Mueller Industries, Inc.	1,820	138,575
Mueller Water Products, Inc., Class A	2,506	63,703
NN, Inc. (A)	866	1,957
Nordson Corp.	919	185,381
Omega Flex, Inc.	176	6,121
Oshkosh Corp.	1,046	98,408
Otis Worldwide Corp.	6,440	664,608
PACCAR, Inc.	8,426	820,440
Parker-Hannifin Corp.	2,066	1,255,818
Park-Ohio Holdings Corp.	220	4,752
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Proto Labs, Inc. (A)	408	$14,296
RBC Bearings, Inc. (A)	470	151,232
REV Group, Inc.	831	26,260
Richtech Robotics, Inc. (A)	910	1,802
Snap-on, Inc.	845	284,773
SPX Technologies, Inc. (A)	744	95,812
Standex International Corp.	190	30,664
Stanley Black & Decker, Inc.	2,476	190,355
Stratasys, Ltd. (A)	1,149	11,249
Symbotic, Inc. (A)(B)	1,673	33,811
Taylor Devices, Inc. (A)	54	1,743
Tennant Company	302	24,085
Terex Corp.	1,074	40,576
The Eastern Company	102	2,583
The Gorman-Rupp Company	429	15,058
The Greenbrier Companies, Inc.	496	25,405
The Manitowoc Company, Inc. (A)	573	4,922
The Middleby Corp. (A)	864	131,311
The Shyft Group, Inc.	581	4,700
The Timken Company	1,126	80,926
The Toro Company	1,670	121,493
Titan International, Inc. (A)	1,176	9,867
Trinity Industries, Inc.	1,322	37,095
Twin Disc, Inc.	239	1,809
Wabash National Corp.	744	8,221
Wabtec Corp.	2,813	510,138
Watts Water Technologies, Inc., Class A	440	89,725
Worthington Enterprises, Inc.	809	40,523
Xylem, Inc.	3,904	466,372
		16,008,415
Marine transportation – 0.0%
Genco Shipping & Trading, Ltd.	687	9,178
Kirby Corp. (A)	929	93,838
Matson, Inc.	538	68,955
Pangaea Logistics Solutions, Ltd.	775	3,689
Toro Corp. (A)	332	813
		176,473
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,026	99,720
Allegiant Travel Company	295	15,237
American Airlines Group, Inc. (A)	10,575	111,566
Blade Air Mobility, Inc. (A)	1,305	3,563
Delta Air Lines, Inc.	10,371	452,176
Frontier Group Holdings, Inc. (A)	3,635	15,776
JetBlue Airways Corp. (A)	5,620	27,088
Joby Aviation, Inc. (A)(B)	12,338	74,275
SkyWest, Inc. (A)	642	56,092
Southwest Airlines Company	9,636	323,577
Sun Country Airlines Holdings, Inc. (A)	856	10,546
United Airlines Holdings, Inc. (A)	5,284	364,860
Wheels Up Experience, Inc. (A)(B)	11,293	11,406
		1,565,882
Professional services – 0.9%
Alight, Inc., Class A	8,618	51,105
Amentum Holdings, Inc. (A)	2,003	36,455
Asure Software, Inc. (A)	436	4,164
Automatic Data Processing, Inc.	6,555	2,002,749
Barrett Business Services, Inc.	417	17,160
BGSF, Inc. (A)	201	740
BlackSky Technology, Inc. (A)	504	3,896
Booz Allen Hamilton Holding Corp.	2,077	217,213
Broadridge Financial Solutions, Inc.	1,875	454,613
CACI International, Inc., Class A (A)	359	131,724
CBIZ, Inc. (A)	807	61,219

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Concentrix Corp.	1,050	$58,422
Conduent, Inc. (A)	2,638	7,123
CRA International, Inc.	109	18,879
CSG Systems International, Inc.	473	28,602
Dayforce, Inc. (A)	2,544	148,392
DLH Holdings Corp. (A)	248	1,004
Dun & Bradstreet Holdings, Inc.	7,122	63,671
Equifax, Inc.	1,990	484,684
ExlService Holdings, Inc. (A)	2,588	122,179
Exponent, Inc.	817	66,226
First Advantage Corp. (A)	2,782	39,198
Forrester Research, Inc. (A)	350	3,234
Franklin Covey Company (A)	216	5,966
FTI Consulting, Inc. (A)	578	94,838
Genpact, Ltd.	2,860	144,087
Heidrick & Struggles International, Inc.	325	13,920
HireQuest, Inc.	242	2,880
Hudson Global, Inc. (A)	54	576
Huron Consulting Group, Inc. (A)	286	41,027
IBEX Holdings, Ltd. (A)	276	6,721
ICF International, Inc.	304	25,831
Innodata, Inc. (A)	466	16,729
Insperity, Inc.	606	54,073
Jacobs Solutions, Inc.	1,996	241,296
KBR, Inc.	2,141	106,643
Kelly Services, Inc., Class A	533	7,020
Kforce, Inc.	315	15,400
Korn Ferry	839	56,909
Legalzoom.com, Inc. (A)	2,834	24,401
Leidos Holdings, Inc.	2,166	292,280
ManpowerGroup, Inc.	763	44,162
Mastech Digital, Inc. (A)	207	2,113
Maximus, Inc.	968	66,008
Mistras Group, Inc. (A)	506	5,353
NV5 Global, Inc. (A)	1,065	20,523
Parsons Corp. (A)	1,709	101,190
Paychex, Inc.	5,782	892,047
Paycom Software, Inc.	924	201,876
Paycor HCM, Inc. (A)	2,876	64,537
Paylocity Holding Corp. (A)	894	167,482
Planet Labs PBC (A)	4,360	14,737
RCM Technologies, Inc. (A)	123	1,919
Resources Connection, Inc.	615	4,022
Robert Half, Inc.	1,672	91,208
Science Applications International Corp.	826	92,735
Skillsoft Corp. (A)	136	2,617
Spire Global, Inc. (A)	401	3,244
SS&C Technologies Holdings, Inc.	3,941	329,192
TaskUS, Inc., Class A (A)	311	4,239
TransUnion	3,124	259,261
TriNet Group, Inc.	801	63,471
TrueBlue, Inc. (A)	552	2,931
TTEC Holdings, Inc.	804	2,645
UL Solutions, Inc., Class A	993	56,005
Upwork, Inc. (A)	2,125	27,731
Verisk Analytics, Inc.	2,289	681,252
Verra Mobility Corp. (A)	2,647	59,584
Willdan Group, Inc. (A)	228	9,284
		8,444,617
Trading companies and distributors – 0.5%
Air Lease Corp.	1,783	86,137
Alta Equipment Group, Inc.	577	2,706
Applied Industrial Technologies, Inc.	614	138,359
Beacon Roofing Supply, Inc. (A)	993	122,834
BlueLinx Holdings, Inc. (A)	136	10,197
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Boise Cascade Company	623	$61,110
Core & Main, Inc., Class A (A)	3,102	149,858
Custom Truck One Source, Inc. (A)	3,833	16,175
Distribution Solutions Group, Inc. (A)	760	21,280
DNOW, Inc. (A)	1,716	29,309
DXP Enterprises, Inc. (A)	254	20,894
EVI Industries, Inc.	239	4,010
Fastenal Company	9,204	713,770
Ferguson Enterprises, Inc.	3,247	520,267
FTAI Aviation, Ltd.	1,644	182,533
GATX Corp.	571	88,659
Global Industrial, Inc.	628	14,067
GMS, Inc. (A)	629	46,024
H&E Equipment Services, Inc.	587	55,642
Herc Holdings, Inc.	456	61,227
Hudson Technologies, Inc. (A)	756	4,665
Karat Packaging, Inc.	320	8,506
McGrath RentCorp	397	44,226
MRC Global, Inc. (A)	1,389	15,946
MSC Industrial Direct Company, Inc., Class A	900	69,903
Rush Enterprises, Inc., Class A	994	53,090
SiteOne Landscape Supply, Inc. (A)	727	88,287
Titan Machinery, Inc. (A)	381	6,492
Transcat, Inc. (A)	149	11,093
United Rentals, Inc.	1,063	666,182
W.W. Grainger, Inc.	784	774,459
Watsco, Inc.	560	284,648
WESCO International, Inc.	789	122,532
Willis Lease Finance Corp.	106	16,745
Xometry, Inc., Class A (A)	753	18,765
		4,530,597
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)(B)	487	6,336
		86,631,950
Information technology – 26.3%
Communications equipment – 0.8%
ADTRAN Holdings, Inc. (A)	1,285	11,205
Applied Optoelectronics, Inc. (A)	726	11,144
Arista Networks, Inc. (A)	20,199	1,565,019
Aviat Networks, Inc. (A)	211	4,045
BK Technologies Corp. (A)	59	2,314
Calix, Inc. (A)	1,058	37,496
Ciena Corp. (A)	2,321	140,258
Cisco Systems, Inc.	64,751	3,995,784
Clearfield, Inc. (A)	234	6,954
CommScope Holding Company, Inc. (A)	3,484	18,500
Comtech Telecommunications Corp. (A)	548	877
Digi International, Inc. (A)	586	16,308
Extreme Networks, Inc. (A)	2,101	27,796
F5, Inc. (A)	935	248,962
Genasys, Inc. (A)	781	1,773
Harmonic, Inc. (A)	1,878	18,010
Inseego Corp. (A)	245	2,002
Juniper Networks, Inc.	5,284	191,228
KVH Industries, Inc. (A)	379	2,005
Lantronix, Inc. (A)	637	1,586
Lumentum Holdings, Inc. (A)	1,094	68,200
Motorola Solutions, Inc.	2,681	1,173,769
NETGEAR, Inc. (A)	463	11,325
NetScout Systems, Inc. (A)	1,145	24,056
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,810	11,015
Ubiquiti, Inc.	972	301,456

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viasat, Inc. (A)	2,072	$21,590
Viavi Solutions, Inc. (A)	3,571	39,959
		7,954,636
Electronic equipment, instruments and components – 0.6%
908 Devices, Inc. (A)	637	2,854
Advanced Energy Industries, Inc.	607	57,853
Aeva Technologies, Inc. (A)	927	6,489
Airgain, Inc. (A)	210	708
Amphenol Corp., Class A	19,367	1,270,282
Arlo Technologies, Inc. (A)	1,613	15,920
Arrow Electronics, Inc. (A)	848	88,048
Avnet, Inc.	1,399	67,278
Badger Meter, Inc.	473	89,988
Bel Fuse, Inc., Class A	35	2,522
Bel Fuse, Inc., Class B	166	12,427
Belden, Inc.	654	65,564
Benchmark Electronics, Inc.	578	21,981
CDW Corp.	2,148	344,238
Climb Global Solutions, Inc.	74	8,196
Coda Octopus Group, Inc. (A)	199	1,242
Cognex Corp.	2,768	82,569
Coherent Corp. (A)	2,465	160,077
Corning, Inc.	13,753	629,612
Crane NXT Company	918	47,185
CTS Corp.	490	20,360
Daktronics, Inc. (A)	749	9,123
ePlus, Inc. (A)	432	26,365
Evolv Technologies Holdings, Inc. (A)	2,570	8,018
Fabrinet (A)	582	114,951
FARO Technologies, Inc. (A)	316	8,627
Flex, Ltd. (A)	6,375	210,885
Frequency Electronics, Inc.	157	2,457
Identiv, Inc. (A)	440	1,404
Insight Enterprises, Inc. (A)	523	78,445
IPG Photonics Corp. (A)	715	45,145
Itron, Inc. (A)	723	75,741
Jabil, Inc.	1,822	247,920
Keysight Technologies, Inc. (A)	2,789	417,709
Kimball Electronics, Inc. (A)	406	6,679
Knowles Corp. (A)	1,445	21,964
Littelfuse, Inc.	401	78,893
Methode Electronics, Inc.	600	3,828
MicroVision, Inc. (A)(B)	3,517	4,361
Mirion Technologies, Inc. (A)	3,628	52,606
M-Tron Industries, Inc. (A)	46	2,049
Napco Security Technologies, Inc.	600	13,812
nLight, Inc. (A)	824	6,402
Novanta, Inc. (A)	579	74,037
OSI Systems, Inc. (A)	266	51,694
Ouster, Inc. (A)	814	7,310
PAR Technology Corp. (A)	584	35,823
PC Connection, Inc.	421	26,279
Plexus Corp. (A)	437	55,993
Powerfleet, Inc. (A)	2,140	11,749
Red Cat Holdings, Inc. (A)(B)	1,241	7,297
Richardson Electronics, Ltd.	210	2,344
Rogers Corp. (A)	302	20,394
Sanmina Corp. (A)	874	66,581
ScanSource, Inc. (A)	386	13,128
SmartRent, Inc. (A)	3,463	4,190
TD SYNNEX Corp.	1,370	142,425
Teledyne Technologies, Inc. (A)	752	374,278
Trimble, Inc. (A)	3,922	257,479
TTM Technologies, Inc. (A)	1,640	33,636
Vishay Intertechnology, Inc.	2,011	31,975
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vishay Precision Group, Inc. (A)	210	$5,059
Vontier Corp.	2,469	81,107
Vuzix Corp. (A)	1,091	2,226
Wrap Technologies, Inc. (A)	796	1,361
Zebra Technologies Corp., Class A (A)	829	234,242
		5,973,384
IT services – 1.2%
Accenture PLC, Class A	10,068	3,141,619
Akamai Technologies, Inc. (A)	2,435	196,018
Amdocs, Ltd.	1,825	166,988
Applied Digital Corp. (A)(B)	3,403	19,125
ASGN, Inc. (A)	719	45,311
Backblaze, Inc., Class A (A)	847	4,091
BigBear.ai Holdings, Inc. (A)(B)	4,029	11,523
BigCommerce Holdings, Inc., Series 1 (A)	1,280	7,373
Cloudflare, Inc., Class A (A)	4,881	550,040
Cognizant Technology Solutions Corp., Class A	7,960	608,940
Couchbase, Inc. (A)	815	12,836
Crexendo, Inc. (A)	435	2,118
CSP, Inc.	161	2,470
DigitalOcean Holdings, Inc. (A)	1,481	49,451
DXC Technology Company (A)	2,902	49,479
EPAM Systems, Inc. (A)	915	154,489
Fastly, Inc., Class A (A)	2,245	14,211
Gartner, Inc. (A)	1,237	519,218
GoDaddy, Inc., Class A (A)	2,264	407,837
Grid Dynamics Holdings, Inc. (A)	1,235	19,328
IBM Corp.	14,805	3,681,411
Information Services Group, Inc.	819	3,202
Kyndryl Holdings, Inc. (A)	3,715	116,651
MongoDB, Inc. (A)	1,188	208,375
Okta, Inc. (A)	2,612	274,835
Rackspace Technology, Inc. (A)	3,696	6,246
Snowflake, Inc., Class A (A)	5,389	787,656
The Hackett Group, Inc.	441	12,886
Twilio, Inc., Class A (A)	2,581	252,706
Unisys Corp. (A)	1,141	5,237
VeriSign, Inc. (A)	1,566	397,560
Widepoint Corp. (A)	198	659
		11,729,889
Semiconductors and semiconductor equipment – 8.3%
ACM Research, Inc., Class A (A)	926	21,613
Advanced Micro Devices, Inc. (A)	26,016	2,672,884
Aehr Test Systems (A)(B)	494	3,601
Allegro MicroSystems, Inc. (A)	2,961	74,410
Alpha & Omega Semiconductor, Ltd. (A)	468	11,634
Ambarella, Inc. (A)	665	33,469
Amkor Technology, Inc.	3,954	71,409
Amtech Systems, Inc. (A)	255	1,232
Analog Devices, Inc.	7,980	1,609,327
Applied Materials, Inc.	13,249	1,922,695
Astera Labs, Inc. (A)	2,519	150,309
Atomera, Inc. (A)(B)	458	1,832
Axcelis Technologies, Inc. (A)	526	26,126
AXT, Inc. (A)	807	1,138
Broadcom, Inc.	74,823	12,527,615
CEVA, Inc. (A)	383	9,809
Cirrus Logic, Inc. (A)	858	85,504
Cohu, Inc. (A)	774	11,386
Credo Technology Group Holding, Ltd. (A)	2,670	107,227
Diodes, Inc. (A)	747	32,248

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Enphase Energy, Inc. (A)	2,180	$135,269
Entegris, Inc.	2,426	212,226
Everspin Technologies, Inc. (A)	364	1,856
First Solar, Inc. (A)	1,721	217,586
FormFactor, Inc. (A)	1,247	35,278
GlobalFoundries, Inc. (A)	8,932	329,680
GSI Technology, Inc. (A)	447	907
Ichor Holdings, Ltd. (A)	546	12,345
Impinj, Inc. (A)	453	41,087
Indie Semiconductor, Inc., Class A (A)	2,965	6,034
Intel Corp.	68,741	1,561,108
inTEST Corp. (A)	213	1,489
KLA Corp.	2,160	1,468,368
Kopin Corp. (A)	2,600	2,424
Kulicke & Soffa Industries, Inc.	878	28,956
Lam Research Corp.	20,872	1,517,394
Lattice Semiconductor Corp. (A)	2,215	116,177
MACOM Technology Solutions Holdings, Inc. (A)	1,159	116,340
Magnachip Semiconductor Corp. (A)	661	2,267
Marvell Technology, Inc.	13,924	857,301
MaxLinear, Inc. (A)	1,358	14,748
Microchip Technology, Inc.	8,629	417,730
Micron Technology, Inc.	17,824	1,548,727
MKS Instruments, Inc.	1,080	86,562
Monolithic Power Systems, Inc.	784	454,704
Navitas Semiconductor Corp. (A)	3,005	6,160
NVE Corp.	78	4,972
NVIDIA Corp.	394,297	42,733,909
ON Semiconductor Corp. (A)	6,887	280,232
Onto Innovation, Inc. (A)	793	96,223
PDF Solutions, Inc. (A)	635	12,135
Penguin Solutions, Inc. (A)	854	14,834
Photronics, Inc. (A)	1,005	20,864
Power Integrations, Inc.	916	46,258
Qorvo, Inc. (A)	1,525	110,425
Qualcomm, Inc.	17,904	2,750,233
QuickLogic Corp. (A)	249	1,272
Rambus, Inc. (A)	1,729	89,519
Rigetti Computing, Inc. (A)(B)	3,898	30,872
Semtech Corp. (A)	1,211	41,658
Silicon Laboratories, Inc. (A)	519	58,424
SiTime Corp. (A)	372	56,868
SkyWater Technology, Inc. (A)	775	5,495
Skyworks Solutions, Inc.	2,566	165,841
Synaptics, Inc. (A)	637	40,590
Teradyne, Inc.	2,623	216,660
Texas Instruments, Inc.	14,676	2,637,277
Ultra Clean Holdings, Inc. (A)	731	15,651
Universal Display Corp.	763	106,423
Veeco Instruments, Inc. (A)	910	18,273
Wolfspeed, Inc. (A)(B)	2,072	6,340
		78,129,439
Software – 9.3%
8x8, Inc. (A)	2,080	4,160
A10 Networks, Inc.	1,170	19,118
ACCESS Newswire, Inc. (A)	77	680
ACI Worldwide, Inc. (A)	1,680	91,913
Adeia, Inc.	1,755	23,201
Adobe, Inc. (A)	7,127	2,733,418
Agilysys, Inc. (A)	449	32,570
Airship AI Holdings, Inc. (A)(B)	446	1,722
Alarm.com Holdings, Inc. (A)	789	43,908
Alkami Technology, Inc. (A)	1,615	42,394
Amplitude, Inc., Class A (A)	1,470	14,979
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (A)	1,404	$444,450
Appfolio, Inc., Class A (A)	369	81,143
Appian Corp., Class A (A)	667	19,216
AppLovin Corp., Class A (A)	4,801	1,272,121
Arteris, Inc. (A)	644	4,450
Asana, Inc., Class A (A)	2,301	33,526
Atlassian Corp., Class A (A)	2,572	545,804
AudioEye, Inc. (A)	196	2,176
Aurora Innovation, Inc. (A)	21,493	144,540
AuthID, Inc. (A)	204	989
Autodesk, Inc. (A)	3,455	904,519
AvePoint, Inc. (A)	2,995	43,248
Aware, Inc. (A)	425	672
Bentley Systems, Inc., Class B	4,672	183,796
BILL Holdings, Inc. (A)	1,716	78,747
Bit Digital, Inc. (A)	2,498	5,046
Bitfarms, Ltd. (A)	660	520
Blackbaud, Inc. (A)	831	51,564
Blackline, Inc. (A)	1,000	48,420
Blend Labs, Inc., Class A (A)	4,084	13,681
Box, Inc., Class A (A)	2,298	70,916
Braze, Inc., Class A (A)	1,249	45,064
c3.ai, Inc., Class A (A)	1,988	41,847
Cadence Design Systems, Inc. (A)	4,401	1,119,306
CCC Intelligent Solutions Holdings, Inc. (A)	10,019	90,472
Cerence, Inc. (A)	680	5,372
Cipher Mining, Inc. (A)	5,605	12,892
CleanSpark, Inc. (A)(B)	3,994	26,840
Clear Secure, Inc., Class A	1,486	38,502
Clearwater Analytics Holdings, Inc., Class A (A)	3,167	84,876
CommVault Systems, Inc. (A)	702	110,748
Confluent, Inc., Class A (A)	3,938	92,307
Consensus Cloud Solutions, Inc. (A)	308	7,109
Core Scientific, Inc. (A)	4,499	32,573
CoreCard Corp. (A)	134	2,507
Crowdstrike Holdings, Inc., Class A (A)	3,740	1,318,649
CS Disco, Inc. (A)	1,029	4,209
Daily Journal Corp. (A)	22	8,749
Datadog, Inc., Class A (A)	5,001	496,149
Digimarc Corp. (A)	354	4,538
Digital Turbine, Inc. (A)	1,671	4,537
DocuSign, Inc. (A)	3,290	267,806
Dolby Laboratories, Inc., Class A	956	76,776
Domo, Inc., Class B (A)	590	4,578
DoubleVerify Holdings, Inc. (A)	2,756	36,848
Dropbox, Inc., Class A (A)	3,936	105,131
Dynatrace, Inc. (A)	4,785	225,613
E2open Parent Holdings, Inc. (A)	5,044	10,088
eGain Corp. (A)	507	2,459
Elastic NV (A)	1,652	147,193
Enfusion, Inc., Class A (A)	1,512	16,859
EverCommerce, Inc. (A)	2,979	30,028
Expensify, Inc., Class A (A)	1,257	3,821
Fair Isaac Corp. (A)	394	726,599
Five9, Inc. (A)	1,205	32,716
Fortinet, Inc. (A)	12,293	1,183,324
Freshworks, Inc., Class A (A)	3,585	50,584
Gen Digital, Inc.	9,883	262,295
Gitlab, Inc., Class A (A)	2,195	103,165
Guidewire Software, Inc. (A)	1,328	248,814
HubSpot, Inc. (A)	825	471,314
Hut 8 Corp. (A)	1,467	17,047
i3 Verticals, Inc., Class A (A)	385	9,498

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Informatica, Inc., Class A (A)	4,204	$73,360
Intapp, Inc. (A)	1,199	69,998
Intellicheck, Inc. (A)	371	1,124
InterDigital, Inc.	403	83,320
Intuit, Inc.	4,505	2,766,025
Jamf Holding Corp. (A)	2,072	25,175
JFrog, Ltd. (A)	1,777	56,864
Kaltura, Inc. (A)	2,460	4,625
Klaviyo, Inc., Class A (A)	1,266	38,309
Life360, Inc. (A)	1,200	46,068
LiveRamp Holdings, Inc. (A)	1,069	27,944
Logility Supply Chain Solutions, Inc.	562	8,014
Manhattan Associates, Inc. (A)	985	170,444
MARA Holdings, Inc. (A)	4,739	54,499
MeridianLink, Inc. (A)	1,223	22,662
Microsoft Corp.	119,479	44,851,222
MicroStrategy, Inc., Class A (A)	3,296	950,138
Mitek Systems, Inc. (A)	749	6,179
N-able, Inc. (A)	3,019	21,405
NCino, Inc. (A)	1,862	51,149
NCR Voyix Corp. (A)	2,353	22,942
NextNav, Inc. (A)	2,045	24,888
Nutanix, Inc., Class A (A)	3,963	276,657
Olo, Inc., Class A (A)	1,800	10,872
ON24, Inc. (A)	746	3,879
OneSpan, Inc.	604	9,211
Onestream, Inc. (A)	460	9,816
Ooma, Inc. (A)	431	5,642
Oracle Corp.	44,298	6,193,303
PagerDuty, Inc. (A)	1,506	27,515
Palantir Technologies, Inc., Class A (A)	34,437	2,906,483
Palo Alto Networks, Inc. (A)	10,409	1,776,192
Pegasystems, Inc.	1,372	95,381
Phunware, Inc. (A)	347	1,024
Porch Group, Inc. (A)	1,637	11,934
Procore Technologies, Inc. (A)	2,374	156,731
Progress Software Corp.	684	35,233
PROS Holdings, Inc. (A)	767	14,596
PTC, Inc. (A)	1,929	298,899
Q2 Holdings, Inc. (A)	967	77,370
Qualys, Inc. (A)	591	74,425
Quantum Computing, Inc. (A)	1,908	15,264
QXO, Inc.	6,586	89,174
Rapid7, Inc. (A)	1,013	26,855
Red Violet, Inc.	218	8,195
Rekor Systems, Inc. (A)(B)	1,475	1,308
ReposiTrak, Inc.	288	5,838
Rimini Street, Inc. (A)	1,487	5,175
RingCentral, Inc., Class A (A)	1,317	32,609
Riot Platforms, Inc. (A)	4,888	34,803
Roper Technologies, Inc.	1,722	1,015,257
Rubrik, Inc., Class A (A)	1,111	67,749
Salesforce, Inc.	15,366	4,123,620
Samsara, Inc., Class A (A)	3,501	134,193
SEMrush Holdings, Inc., Class A (A)	1,989	18,557
SentinelOne, Inc., Class A (A)	4,683	85,137
ServiceNow, Inc. (A)	3,311	2,636,020
Silvaco Group, Inc. (A)	482	2,198
SolarWinds Corp.	2,730	50,314
SoundHound AI, Inc., Class A (A)(B)	5,244	42,581
SoundThinking, Inc. (A)	216	3,661
Sprinklr, Inc., Class A (A)	2,228	18,604
Sprout Social, Inc., Class A (A)	816	17,944
SPS Commerce, Inc. (A)	596	79,107
Synchronoss Technologies, Inc. (A)	183	1,993
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	2,469	$1,058,831
Telos Corp. (A)	1,212	2,885
Tenable Holdings, Inc. (A)	1,915	66,987
Teradata Corp. (A)	1,544	34,709
TeraWulf, Inc. (A)(B)	6,164	16,828
Tyler Technologies, Inc. (A)	686	398,834
UiPath, Inc., Class A (A)	7,902	81,391
Unity Software, Inc. (A)	6,389	125,161
Upland Software, Inc. (A)	468	1,338
Varonis Systems, Inc. (A)	1,804	72,972
Verint Systems, Inc. (A)	996	17,779
Veritone, Inc. (A)	644	1,497
Vertex, Inc., Class A (A)	1,049	36,725
Viant Technology, Inc., Class A (A)	268	3,326
Weave Communications, Inc. (A)	1,152	12,776
WM Technology, Inc. (A)	1,610	1,819
Workday, Inc., Class A (A)	3,424	799,607
Workiva, Inc. (A)	827	62,778
Xperi, Inc. (A)	745	5,751
Yext, Inc. (A)	2,076	12,788
Zeta Global Holdings Corp., Class A (A)	3,106	42,117
Zoom Video Communications, Inc., Class A (A)	4,212	310,719
Zscaler, Inc. (A)	2,430	482,161
		88,064,861
Technology hardware, storage and peripherals – 6.1%
Apple, Inc.	244,393	54,286,990
AstroNova, Inc. (A)	133	1,222
CompoSecure, Inc., Class A (B)	1,548	16,827
Corsair Gaming, Inc. (A)	1,692	14,991
CPI Card Group, Inc. (A)	182	5,309
Dell Technologies, Inc., Class C	5,747	523,839
Diebold Nixdorf, Inc. (A)	604	26,407
Eastman Kodak Company (A)	1,288	8,140
Foxx Development Holdings, Inc. (A)	129	619
Hewlett Packard Enterprise Company	20,884	322,240
HP, Inc.	15,493	429,001
Immersion Corp.	523	3,964
Intevac, Inc.	496	1,982
IonQ, Inc. (A)(B)	3,445	76,031
Movano, Inc. (A)	158	289
NetApp, Inc.	3,292	289,169
One Stop Systems, Inc. (A)	373	865
Pure Storage, Inc., Class A (A)	5,228	231,444
Sandisk Corp. (A)	1,820	86,650
Seagate Technology Holdings PLC	3,384	287,471
Super Micro Computer, Inc. (A)(B)	9,415	322,370
TransAct Technologies, Inc. (A)	204	751
Turtle Beach Corp. (A)	339	4,838
Western Digital Corp. (A)	5,521	223,214
Xerox Holdings Corp.	2,033	9,819
		57,174,442
		249,026,651
Materials – 2.4%
Chemicals – 1.3%
AdvanSix, Inc.	433	9,807
Air Products & Chemicals, Inc.	3,573	1,053,749
Albemarle Corp.	1,895	136,478
Alto Ingredients, Inc. (A)	1,282	1,461
American Vanguard Corp.	503	2,213
Arq, Inc. (A)	692	2,886
Ashland, Inc.	785	46,543
ASP Isotopes, Inc. (A)(B)	1,159	5,436
Aspen Aerogels, Inc. (A)	1,255	8,019

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Avient Corp.	1,465	$54,439
Axalta Coating Systems, Ltd. (A)	3,520	116,758
Balchem Corp.	522	86,652
Cabot Corp.	877	72,914
Celanese Corp.	1,766	100,256
CF Industries Holdings, Inc.	2,900	226,635
Core Molding Technologies, Inc. (A)	131	1,991
Corteva, Inc.	11,126	700,159
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,280	393,898
DuPont de Nemours, Inc.	6,710	501,103
Eastman Chemical Company	1,874	165,118
Ecolab, Inc.	4,573	1,159,347
Ecovyst, Inc. (A)	1,898	11,768
Element Solutions, Inc.	3,885	87,840
Flotek Industries, Inc. (A)	489	4,073
FMC Corp.	2,012	84,886
Hawkins, Inc.	335	35,483
HB Fuller Company	879	49,329
Huntsman Corp.	2,801	44,228
Ingevity Corp. (A)	588	23,279
Innospec, Inc.	400	37,900
International Flavors & Fragrances, Inc.	4,111	319,055
Intrepid Potash, Inc. (A)	220	6,466
Koppers Holdings, Inc.	335	9,380
Kronos Worldwide, Inc.	1,874	14,018
Linde PLC	7,675	3,573,787
LSB Industries, Inc. (A)	1,192	7,855
LyondellBasell Industries NV, Class A	5,221	367,558
Mativ Holdings, Inc.	925	5,763
Minerals Technologies, Inc.	515	32,739
NewMarket Corp.	154	87,233
Northern Technologies International Corp.	164	1,707
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,901	46,080
PPG Industries, Inc.	3,752	410,281
PureCycle Technologies, Inc. (A)(B)	2,668	18,463
Quaker Chemical Corp.	289	35,723
Rayonier Advanced Materials, Inc. (A)	1,068	6,141
RPM International, Inc.	2,067	239,111
Sensient Technologies Corp.	679	50,538
Stepan Company	363	19,980
The Chemours Company	2,416	32,688
The Mosaic Company	5,114	138,129
The Scotts Miracle-Gro Company	917	50,334
The Sherwin-Williams Company	4,054	1,415,616
Trinseo PLC	600	2,208
Tronox Holdings PLC	2,556	17,994
Valhi, Inc.	458	7,443
Westlake Corp.	2,068	206,862
		12,347,995
Construction materials – 0.2%
CRH PLC	10,974	965,383
Eagle Materials, Inc.	540	119,842
Knife River Corp. (A)	908	81,911
Martin Marietta Materials, Inc.	982	469,524
Smith-Midland Corp. (A)	88	2,734
United States Lime & Minerals, Inc.	460	40,655
Vulcan Materials Company	2,124	495,529
		2,175,578
Containers and packaging – 0.3%
AptarGroup, Inc.	1,065	158,025
Avery Dennison Corp.	1,295	230,471
Ball Corp.	4,882	254,206
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Berry Global Group, Inc.	1,834	$128,032
Crown Holdings, Inc.	1,939	173,075
Graphic Packaging Holding Company	4,817	125,049
Greif, Inc., Class A	412	22,656
International Paper Company	8,436	450,061
Myers Industries, Inc.	623	7,432
O-I Glass, Inc. (A)	2,516	28,859
Packaging Corp. of America	1,442	285,545
Pactiv Evergreen, Inc.	2,887	51,995
Ranpak Holdings Corp. (A)	1,321	7,160
Sealed Air Corp.	2,344	67,742
Silgan Holdings, Inc.	1,713	87,569
Smurfit WestRock PLC	8,326	375,170
Sonoco Products Company	1,575	74,403
TriMas Corp.	657	15,394
		2,542,844
Metals and mining – 0.6%
5E Advanced Materials, Inc. (A)	74	283
Alcoa Corp.	4,156	126,758
Alpha Metallurgical Resources, Inc. (A)	210	26,303
Ampco-Pittsburgh Corp. (A)	360	781
ATI, Inc. (A)	2,291	119,201
Atlas Lithium Corp. (A)	272	1,406
Carpenter Technology Corp.	802	145,306
Century Aluminum Company (A)	1,497	27,784
Cleveland-Cliffs, Inc. (A)	7,970	65,513
Coeur Mining, Inc. (A)	10,256	60,716
Commercial Metals Company	1,844	84,842
Compass Minerals International, Inc. (A)	681	6,326
Contango ORE, Inc. (A)	221	2,256
Dakota Gold Corp. (A)	1,586	4,203
First Majestic Silver Corp. (New York Stock Exchange)	2,792	18,678
Freeport-McMoRan, Inc.	23,100	874,566
Friedman Industries, Inc.	113	1,683
Hecla Mining Company	10,153	56,451
Hycroft Mining Holding Corp. (A)	478	1,549
Idaho Strategic Resources, Inc. (A)	210	3,005
Kaiser Aluminum Corp.	258	15,640
Lifezone Metals, Ltd. (A)	1,317	5,505
MAC Copper, Ltd. (A)	1,206	11,505
Materion Corp.	333	27,173
Metallus, Inc. (A)	705	9,419
MP Materials Corp. (A)	2,664	65,028
Newmont Corp.	18,442	890,380
NioCorp Developments, Ltd. (A)	754	1,485
Nucor Corp.	3,815	459,097
Olympic Steel, Inc.	176	5,548
Pan American Silver Corp., CVR (A)	7,232	3,091
Piedmont Lithium, Inc. (A)	336	2,117
Radius Recycling, Inc.	472	13,631
Ramaco Resources, Inc., Class A	712	5,860
Ramaco Resources, Inc., Class B	156	1,109
Reliance, Inc.	882	254,678
Royal Gold, Inc.	1,054	172,340
Ryerson Holding Corp.	535	12,284
Southern Copper Corp.	13,172	1,231,055
Steel Dynamics, Inc.	2,478	309,948
SunCoke Energy, Inc.	1,340	12,328
Tredegar Corp. (A)	570	4,389
U.S. Steel Corp.	3,617	152,854
United States Antimony Corp. (A)	1,778	3,912
US Gold Corp. (A)	222	2,018
Warrior Met Coal, Inc.	843	40,228

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Steel, Inc.	814	$20,619
		5,360,851
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	272	6,901
Louisiana-Pacific Corp.	1,127	103,661
Magnera Corp. (A)	510	9,262
Mercer International, Inc.	1,107	6,808
Sylvamo Corp.	656	43,998
		170,630
		22,597,898
Real estate – 2.6%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,191	20,521
Alpine Income Property Trust, Inc.	220	3,678
American Assets Trust, Inc.	988	19,898
Armada Hoffler Properties, Inc.	1,351	10,146
Broadstone Net Lease, Inc.	2,982	50,813
CTO Realty Growth, Inc.	472	9,114
Empire State Realty Trust, Inc., Class A	2,667	20,856
Essential Properties Realty Trust, Inc.	2,801	91,425
Gladstone Commercial Corp.	690	10,336
Global Net Lease, Inc.	3,734	30,021
Modiv Industrial, Inc.	158	2,536
NexPoint Diversified Real Estate Trust	741	2,838
One Liberty Properties, Inc.	365	9,589
WP Carey, Inc.	3,517	221,958
		503,729
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,815	260,416
American Healthcare REIT, Inc.	2,456	74,417
CareTrust REIT, Inc.	2,975	85,026
Community Healthcare Trust, Inc.	472	8,572
Diversified Healthcare Trust	3,891	9,338
Global Medical REIT, Inc.	1,122	9,818
Healthcare Realty Trust, Inc.	5,852	98,899
Healthpeak Properties, Inc.	11,238	227,232
LTC Properties, Inc.	697	24,709
Medical Properties Trust, Inc.	9,683	58,388
National Health Investors, Inc.	737	54,435
Omega Healthcare Investors, Inc.	4,138	157,575
Sabra Health Care REIT, Inc.	3,752	65,547
Sila Realty Trust, Inc.	888	23,718
Strawberry Fields REIT, Inc.	122	1,453
Universal Health Realty Income Trust	229	9,380
Ventas, Inc.	6,642	456,704
Welltower, Inc.	9,791	1,500,079
		3,125,706
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,824	49,368
Ashford Hospitality Trust, Inc. (A)	108	774
Braemar Hotels & Resorts, Inc.	1,119	2,786
Chatham Lodging Trust	775	5,526
DiamondRock Hospitality Company	3,355	25,901
Host Hotels & Resorts, Inc.	11,279	160,275
Park Hotels & Resorts, Inc.	3,347	35,746
Pebblebrook Hotel Trust	1,946	19,713
RLJ Lodging Trust	2,493	19,670
Ryman Hospitality Properties, Inc.	963	88,057
Service Properties Trust	2,783	7,264
Summit Hotel Properties, Inc.	1,760	9,522
Sunstone Hotel Investors, Inc.	3,301	31,062
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Xenia Hotels & Resorts, Inc.	1,643	$19,322
		474,986
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,587	98,437
EastGroup Properties, Inc.	782	137,749
First Industrial Realty Trust, Inc.	2,127	114,773
Industrial Logistics Properties Trust	1,092	3,756
Innovative Industrial Properties, Inc.	457	24,719
Lineage, Inc.	3,679	215,700
LXP Industrial Trust	4,811	41,615
Plymouth Industrial REIT, Inc.	768	12,518
Prologis, Inc.	14,884	1,663,882
Rexford Industrial Realty, Inc.	3,533	138,317
STAG Industrial, Inc.	2,915	105,290
Terreno Realty Corp.	1,559	98,560
		2,655,316
Office REITs – 0.1%
Brandywine Realty Trust	2,758	12,301
BXP, Inc.	2,538	170,528
COPT Defense Properties	1,824	49,740
Cousins Properties, Inc.	2,436	71,862
Douglas Emmett, Inc.	2,689	43,024
Easterly Government Properties, Inc.	1,687	17,882
Franklin Street Properties Corp.	1,742	3,101
Highwoods Properties, Inc.	1,699	50,358
Hudson Pacific Properties, Inc.	2,358	6,956
JBG SMITH Properties	1,409	22,699
Kilroy Realty Corp.	1,882	61,654
NET Lease Office Properties (A)	235	7,374
New York REIT Liquidating LLC (A)(C)	457	2,710
Orion Properties, Inc.	904	1,935
Paramount Group, Inc.	3,498	15,041
Peakstone Realty Trust	594	7,484
Piedmont Office Realty Trust, Inc., Class A	1,961	14,453
Postal Realty Trust, Inc., Class A	397	5,669
SL Green Realty Corp.	1,153	66,528
Vornado Realty Trust	3,063	113,300
		744,599
Real estate management and development – 0.2%
AMREP Corp. (A)	85	1,704
Anywhere Real Estate, Inc. (A)	1,828	6,087
CBRE Group, Inc., Class A (A)	4,923	643,830
Compass, Inc., Class A (A)	8,128	70,957
CoStar Group, Inc. (A)	6,771	536,466
Douglas Elliman, Inc. (A)	1,475	2,537
eXp World Holdings, Inc.	2,486	24,313
Forestar Group, Inc. (A)	816	17,250
FRP Holdings, Inc. (A)	319	9,114
Howard Hughes Holdings, Inc. (A)	811	60,079
Jones Lang LaSalle, Inc. (A)	761	188,660
Kennedy-Wilson Holdings, Inc.	2,279	19,782
Marcus & Millichap, Inc.	635	21,876
Maui Land & Pineapple Company, Inc. (A)	329	5,781
Newmark Group, Inc., Class A	2,376	28,916
Offerpad Solutions, Inc. (A)	555	921
Opendoor Technologies, Inc. (A)	11,495	11,725
RE/MAX Holdings, Inc., Class A (A)	305	2,553
Redfin Corp. (A)	1,990	18,328
Seritage Growth Properties, Class A (A)	1,032	3,333
Star Holdings (A)	301	2,562
Stratus Properties, Inc. (A)	148	2,627
Tejon Ranch Company (A)	469	7,434

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The RMR Group, Inc., Class A	285	$4,745
The St. Joe Company	945	44,368
Zillow Group, Inc., Class A (A)	876	58,569
Zillow Group, Inc., Class C (A)	2,744	188,129
		1,982,646
Residential REITs – 0.3%
American Homes 4 Rent, Class A	5,883	222,436
Apartment Investment and Management Company, Class A	2,335	20,548
AvalonBay Communities, Inc.	2,286	490,621
BRT Apartments Corp.	329	5,593
Camden Property Trust	1,714	209,622
Centerspace	251	16,252
Clipper Realty, Inc.	287	1,102
Elme Communities	1,429	24,865
Equity LifeStyle Properties, Inc.	3,005	200,434
Equity Residential	6,095	436,280
Essex Property Trust, Inc.	1,032	316,380
Independence Realty Trust, Inc.	3,623	76,916
Invitation Homes, Inc.	9,856	343,482
Mid-America Apartment Communities, Inc.	1,879	314,883
NexPoint Residential Trust, Inc.	417	16,484
Sun Communities, Inc.	2,006	258,052
UDR, Inc.	5,306	239,672
UMH Properties, Inc.	1,200	22,440
Veris Residential, Inc.	1,505	25,465
		3,241,527
Retail REITs – 0.3%
Acadia Realty Trust	1,924	40,308
Agree Realty Corp.	1,609	124,199
Alexander's, Inc.	85	17,779
Brixmor Property Group, Inc.	4,835	128,369
CBL & Associates Properties, Inc.	490	13,024
Curbline Properties Corp.	1,697	41,050
Federal Realty Investment Trust	1,343	131,372
Getty Realty Corp.	928	28,935
InvenTrust Properties Corp.	1,229	36,096
Kimco Realty Corp.	10,812	229,647
Kite Realty Group Trust	3,524	78,832
NETSTREIT Corp.	1,237	19,606
NNN REIT, Inc.	2,944	125,562
Phillips Edison & Company, Inc.	1,972	71,958
Realty Income Corp.	13,991	811,618
Regency Centers Corp.	2,912	214,789
Saul Centers, Inc.	391	14,103
Simon Property Group, Inc.	5,238	869,927
SITE Centers Corp.	864	11,094
Tanger, Inc.	1,749	59,099
The Macerich Company	3,985	68,422
Urban Edge Properties	1,946	36,974
Whitestone REIT	827	12,049
		3,184,812
Specialized REITs – 0.9%
American Tower Corp.	7,511	1,634,394
Crown Castle, Inc.	6,992	728,776
CubeSmart	3,626	154,866
Digital Realty Trust, Inc.	5,263	754,135
EPR Properties	1,201	63,185
Equinix, Inc.	1,527	1,245,039
Extra Space Storage, Inc.	3,407	505,905
Farmland Partners, Inc.	799	8,909
Four Corners Property Trust, Inc.	1,495	42,907
Gaming and Leisure Properties, Inc.	4,392	223,553
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Gladstone Land Corp.	639	$6,722
Iron Mountain, Inc.	4,716	405,765
Lamar Advertising Company, Class A	1,410	160,430
Millrose Properties, Inc., Class A (A)	1,964	52,066
National Storage Affiliates Trust	1,227	48,344
Outfront Media, Inc.	2,598	41,932
PotlatchDeltic Corp.	1,273	57,438
Public Storage	2,814	842,202
Rayonier, Inc.	2,396	66,800
Safehold, Inc.	1,154	21,603
SBA Communications Corp.	1,730	380,617
Uniti Group, Inc.	3,941	19,863
VICI Properties, Inc.	16,799	547,983
Weyerhaeuser Company	11,703	342,664
		8,356,098
		24,269,419
Utilities – 2.3%
Electric utilities – 1.4%
ALLETE, Inc.	919	60,378
Alliant Energy Corp.	4,124	265,379
American Electric Power Company, Inc.	8,556	934,914
Constellation Energy Corp.	5,027	1,013,594
Duke Energy Corp.	12,415	1,514,258
Edison International	6,214	366,129
Entergy Corp.	6,871	587,402
Evergy, Inc.	3,680	253,736
Eversource Energy	5,753	357,319
Exelon Corp.	16,080	740,966
FirstEnergy Corp.	9,265	374,491
Genie Energy, Ltd., B Shares	416	6,261
Hawaiian Electric Industries, Inc. (A)	2,792	30,572
IDACORP, Inc.	854	99,252
MGE Energy, Inc.	585	54,382
NextEra Energy, Inc.	33,045	2,342,560
NRG Energy, Inc.	3,317	316,641
OGE Energy Corp.	3,226	148,267
Oklo, Inc. (A)(B)	1,964	42,481
Otter Tail Corp.	673	54,089
PG&E Corp.	34,373	590,528
Pinnacle West Capital Corp.	1,822	173,546
Portland General Electric Company	1,648	73,501
PPL Corp.	11,830	427,181
The Southern Company	17,603	1,618,596
TXNM Energy, Inc.	1,447	77,386
Xcel Energy, Inc.	8,961	634,349
		13,158,158
Gas utilities – 0.1%
Atmos Energy Corp.	2,493	385,368
Chesapeake Utilities Corp.	361	46,363
MDU Resources Group, Inc.	3,261	55,144
National Fuel Gas Company	1,464	115,934
New Jersey Resources Corp.	1,602	78,594
Northwest Natural Holding Company	625	26,700
ONE Gas, Inc.	913	69,014
RGC Resources, Inc.	191	3,986
Southwest Gas Holdings, Inc.	1,150	82,570
Spire, Inc.	921	72,068
Star Group LP	14	185
UGI Corp.	3,447	113,992
		1,049,918
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,596	12,850
Clearway Energy, Inc., Class A	642	18,271

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Clearway Energy, Inc., Class C	1,263	$38,231
Montauk Renewables, Inc. (A)	2,386	4,987
Ormat Technologies, Inc.	979	69,284
Spruce Power Holding Corp. (A)	378	911
Talen Energy Corp. (A)	817	163,130
The AES Corp.	11,443	142,122
Vistra Corp.	5,523	648,621
		1,098,407
Multi-utilities – 0.6%
Ameren Corp.	4,285	430,214
Avista Corp.	1,257	52,631
Black Hills Corp.	1,106	67,079
CenterPoint Energy, Inc.	10,467	379,219
CMS Energy Corp.	4,800	360,528
Consolidated Edison, Inc.	5,560	614,880
Dominion Energy, Inc.	13,487	756,216
DTE Energy Company	3,325	459,748
NiSource, Inc.	7,171	287,485
Northwestern Energy Group, Inc.	977	56,539
Public Service Enterprise Group, Inc.	8,006	658,894
Sempra	10,180	726,445
Unitil Corp.	266	15,346
WEC Energy Group, Inc.	5,078	553,400
		5,418,624
Water utilities – 0.1%
American States Water Company	607	47,759
American Water Works Company, Inc.	3,135	462,475
Artesian Resources Corp., Class A	161	5,257
Cadiz, Inc. (A)	1,287	3,771
California Water Service Group	956	46,328
Essential Utilities, Inc.	4,408	174,248
Global Water Resources, Inc.	440	4,536
Middlesex Water Company	294	18,845
Pure Cycle Corp. (A)	431	4,513
SJW Group	527	28,822
The York Water Company	250	8,670
		805,224
		21,530,331
TOTAL COMMON STOCKS (Cost $385,159,479)		$909,351,909
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
QVC Group, Inc., 8.000%	260	$6,711
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,368
TOTAL PREFERRED SECURITIES (Cost $82,033)		$19,079
WARRANTS – 0.0%
M-Tron Industries, Inc. (Expiration Date: 3-11-28; Strike Price: $47.50) (A)	46	0
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	150
TOTAL WARRANTS (Cost $0)		$150
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 4.2232% (D)(E)	3,723,190	37,242,699
TOTAL SHORT-TERM INVESTMENTS (Cost $37,244,684)		$37,242,699
Total Investments (Total Stock Market Index Trust) (Cost $422,486,196) – 100.0%		$946,613,837
Other assets and liabilities, net – (0.0%)		(372,749)
TOTAL NET ASSETS – 100.0%		$946,241,088
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,342,424.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,417,803.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	34	Long	Jun 2025	$3,449,756	$3,446,070	$(3,686)
S&P 500 E-Mini Index Futures	121	Long	Jun 2025	33,963,905	34,202,162	238,257
S&P Mid 400 E-Mini Index Futures	3	Long	Jun 2025	864,876	881,580	16,704
						$251,275

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
6.440%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	$18,502	$18,876
6.544%, (1 Year CMT + 2.112%), 12/01/2035 (A)	49,914	50,841
6.640%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	8,426	8,572
6.893%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 05/01/2037 (A)	37,530	38,534
7.093%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.552%), 02/01/2036 (A)	24,756	25,372
7.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	34,699	35,254
7.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	51,126	52,058
7.322%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	12,845	13,155
7.420%, (1 Year CMT + 2.295%), 08/01/2035 (A)	40,350	41,302
Federal National Mortgage Association
2.673%, (1 Year CMT + 2.272%), 07/01/2035 (A)	49,497	50,507
6.169%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	47,931	48,838
6.286%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	15,174	15,465
6.339%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.518%), 02/01/2035 (A)	36,864	37,567
6.429%, (1 Year CMT + 2.192%), 02/01/2035 (A)	75,026	76,703
6.473%, (1 Year CMT + 2.204%), 05/01/2036 (A)	97,158	99,318
6.528%, (1 Year CMT + 2.163%), 01/01/2036 (A)	64,661	65,975
6.558%, (1 Year CMT + 2.152%), 01/01/2036 (A)	18,566	18,969
6.575%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.436%), 04/01/2035 (A)	141,272	144,609
6.795%, (1 Year CMT + 2.333%), 05/01/2034 (A)	36,015	36,860
7.015%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.572%), 07/01/2035 (A)	78,068	80,022
		958,797
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $988,573)		$958,797
CORPORATE BONDS – 54.9%
Communication services – 3.4%
AT&T, Inc. 1.700%, 03/25/2026	914,000	888,978
Charter Communications Operating LLC 4.908%, 07/23/2025	461,000	460,888
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,995,314
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. 2.250%, 02/15/2026	$2,560,000	$2,507,684
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	2,000,000	1,975,578
		7,828,442
Consumer discretionary – 4.4%
American Honda Finance Corp.
2.300%, 09/09/2026	700,000	678,743
4.950%, 01/09/2026	700,000	702,088
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,948,719
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,107,000	1,100,719
5.125%, 06/16/2025	1,175,000	1,174,219
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,015,461
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	1,400,000	1,412,953
		10,032,902
Consumer staples – 1.3%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,902,338
Energy – 3.0%
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,436,195
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,446,208
MPLX LP
1.750%, 03/01/2026	695,000	676,825
4.875%, 06/01/2025	1,500,000	1,499,938
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,115,490
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	667,768
		6,842,424
Financials – 21.1%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,019,324
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,824,562
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,818,732
Bank of America Corp. 4.827%, (4.827% to 7-22-25, then Overnight SOFR + 1.750%), 07/22/2026	2,000,000	2,000,934
Barclays PLC 5.304%, (5.304% to 8-9-25, then 1 Year CMT + 2.300%), 08/09/2026	1,180,000	1,182,246
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,019,805
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,190,647
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,945,170
Discover Bank 4.250%, 03/13/2026	2,000,000	1,990,593

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bank NA 4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	$2,000,000	$2,011,369
Goldman Sachs Bank USA 5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	902,000	907,767
ING Groep NV 3.950%, 03/29/2027	904,000	893,568
JPMorgan Chase & Co. 3.900%, 07/15/2025	3,000,000	2,993,904
KeyBank NA 4.150%, 08/08/2025	1,000,000	997,278
Morgan Stanley
2.188%, (2.188% to 4-28-25, then Overnight SOFR + 1.990%), 04/28/2026	2,000,000	1,996,045
4.000%, 07/23/2025	1,455,000	1,452,757
Royal Bank of Canada 4.650%, 01/27/2026	700,000	699,503
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (B)	1,000,000	1,011,791
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,931,053
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026	583,000	564,789
Societe Generale SA 1.488%, (1.488% to 12-14-25, then 1 Year CMT + 1.100%), 12/14/2026 (B)	1,157,000	1,130,286
State Street Corp. 5.104%, (5.104% to 5-18-25, then Overnight SOFR + 1.130%), 05/18/2026	700,000	700,534
The Charles Schwab Corp. 3.850%, 05/21/2025	2,430,000	2,427,321
The Goldman Sachs Group, Inc. 1.431%, (1.431% to 3-9-26, then Overnight SOFR + 0.798%), 03/09/2027	2,000,000	1,939,632
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,927,190
Truist Bank 3.300%, 05/15/2026	700,000	690,002
Truist Financial Corp. 4.260%, (4.260% to 7-28-25, then Overnight SOFR + 1.456%), 07/28/2026	700,000	698,718
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,458,472
UBS Group AG 4.125%, 04/15/2026 (B)	700,000	697,230
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,976,850
Wells Fargo & Company 4.100%, 06/03/2026	903,000	897,469
		47,995,541
Health care – 9.8%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,961,943
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,820,350
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Astrazeneca Finance LLC 1.200%, 05/28/2026	$2,000,000	$1,932,504
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	995,027
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,964,752
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	3,006,211
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,007,863
Pfizer Investment Enterprises Pte, Ltd.
4.450%, 05/19/2026	3,000,000	3,004,827
4.650%, 05/19/2025	2,375,000	2,375,581
Solventum Corp. 5.450%, 02/25/2027	1,112,000	1,128,015
		22,197,073
Industrials – 4.0%
3M Company 3.000%, 08/07/2025	3,000,000	2,981,560
AerCap Ireland Capital DAC
6.100%, 01/15/2027	655,000	669,732
6.500%, 07/15/2025	2,000,000	2,005,811
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,947,405
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,447,559
		9,052,067
Information technology – 3.0%
Apple, Inc. 0.700%, 02/08/2026 (C)	1,000,000	970,249
Broadcom Corp. 3.875%, 01/15/2027	680,000	672,412
Broadcom, Inc. 3.459%, 09/15/2026	896,000	883,420
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,447,453
International Business Machines Corp. 7.000%, 10/30/2025	700,000	710,068
Marvell Technology, Inc. 1.650%, 04/15/2026	694,000	673,445
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,496,922
		6,853,969
Real estate – 1.7%
American Tower Corp. 3.375%, 10/15/2026	901,000	884,777
Realty Income Corp.
4.875%, 06/01/2026	700,000	702,253
5.050%, 01/13/2026	1,143,000	1,143,111
VICI Properties LP 4.500%, 09/01/2026 (B)	1,138,000	1,131,773
		3,861,914
Utilities – 3.2%
Duke Energy Corp. 4.850%, 01/05/2027	895,000	900,850
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,497,782
Sempra 5.400%, 08/01/2026	897,000	904,153
Sierra Pacific Power Company 2.600%, 05/01/2026	700,000	686,519
The Southern Company 3.250%, 07/01/2026	684,000	673,227

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC 5.125%, 05/13/2025 (B)	$1,500,000	$1,498,444
		7,160,975
TOTAL CORPORATE BONDS (Cost $124,379,636)		$124,727,645
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	66,731	64,715
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.804%, 04/25/2042 (A)	348,385	343,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $415,877)		$408,587
ASSET-BACKED SECURITIES – 22.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	348,885	353,911
Series 2024-B, Class A2 4.970%, 09/15/2032 (B)	209,241	210,560
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,993,618
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	55,362	55,286
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	1,095,681	1,105,187
ARI Fleet Lease Trust Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	826,196	829,883
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	395,833	393,835
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	981,759
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	849,205
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,000,783
CarMax Auto Owner Trust
Series 2021-2, Class A4 0.810%, 12/15/2026	260,300	259,256
Series 2021-3, Class A3 0.550%, 06/15/2026	156,141	155,670
Series 2021-3, Class A4 0.740%, 01/15/2027	875,000	860,391
Series 2021-4, Class A4 0.820%, 04/15/2027	600,000	585,457
Series 2022-1, Class A3 1.470%, 12/15/2026	197,738	196,013
Series 2023-1, Class A3 4.750%, 10/15/2027	705,502	707,271
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	$500,000	$487,360
Series 2022-P3, Class A3 4.610%, 11/10/2027	533,917	533,714
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	439,454	442,315
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	590,322	598,619
Citizens Auto Receivables Trust Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,812,700
CNH Equipment Trust
Series 2021-B, Class A4 0.700%, 05/17/2027	600,000	586,550
Series 2022-B, Class A3 3.890%, 11/15/2027	166,292	165,485
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	971,333	974,280
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (B)	700,000	710,169
DLLAD LLC Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	700,000	701,103
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (B)	190,000	190,789
Enterprise Fleet Financing LLC
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	460,834	456,764
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	369,000	366,719
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	746,000	745,871
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	230,839	230,404
Series 2022-4, Class A2 5.760%, 10/22/2029 (B)	105,533	106,073
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	503,511	511,495
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	887,539	893,222
Series 2024-4, Class A2 4.690%, 07/20/2027 (B)	125,000	125,131
Ford Credit Auto Lease Trust
Series 2023-B, Class A3 5.910%, 10/15/2026	609,227	611,220
Series 2024-B, Class A3 4.990%, 12/15/2027	1,069,000	1,076,243
Ford Credit Auto Owner Trust
Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,943,177
Series 2022-C, Class A4 4.590%, 12/15/2027	325,000	325,357
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	725,000	713,161
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4 1.510%, 04/17/2028	823,000	805,740
Series 2022-2, Class A4 3.250%, 04/17/2028	708,000	698,821

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1 5.340%, 06/15/2028 (B)	$500,000	$504,926
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,763,331	1,766,466
Series 2024-1, Class A3 4.980%, 01/18/2028 (B)	700,000	704,855
Harley-Davidson Motorcycle Trust
Series 2022-A, Class A4 3.260%, 01/15/2030	500,000	494,998
Series 2023-B, Class A3 5.690%, 08/15/2028	1,378,000	1,394,007
Honda Auto Receivables Owner Trust Series 2021-4, Class A3 0.880%, 01/21/2026	76,763	76,502
Hyundai Auto Receivables Trust
Series 2021-A, Class A4 0.620%, 05/17/2027	119,292	119,097
Series 2023-C, Class A3 5.540%, 10/16/2028	146,000	147,915
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/2029	215,000	212,409
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (B)	600,000	609,966
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	586,639	588,764
Nextgear Floorplan Master Owner Trust Series 2023-1A, Class A2 5.740%, 03/15/2028 (B)	450,000	454,616
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	302,740	303,311
Santander Bank Auto Credit-Linked Notes Series
Series 2022-C, Class A 6.024%, 12/15/2032 (B)	765,806	775,847
Series 2023-B, Class B 5.640%, 12/15/2033 (B)	189,503	191,405
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.760%, 07/16/2029	500,000	495,332
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	700,000	704,260
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	1,000,000	1,002,691
Series 2024-B, Class A3 5.560%, 11/22/2027 (B)	405,000	408,817
Tesla Auto Lease Trust
Series 2023-A, Class A4 5.940%, 07/20/2027 (B)	1,000,000	1,003,422
Series 2023-B, Class B 6.570%, 08/20/2027 (B)	620,000	627,765
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	714,356	714,918
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	1,250,000	1,243,296
Toyota Auto Receivables Owner Trust
Series 2021-D, Class A4 1.020%, 03/15/2027	750,000	736,413
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust (continued)
Series 2022-B, Class A4 3.110%, 08/16/2027	$700,000	$691,229
Toyota Lease Owner Trust
Series 2023-A, Class A4 5.050%, 08/20/2027 (B)	1,100,000	1,100,953
Series 2023-B, Class A4 5.710%, 12/20/2027 (B)	700,000	707,861
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	1,076,625	1,085,874
World Omni Auto Receivables Trust
Series 2021-C, Class A4 0.640%, 09/15/2027	750,000	741,106
Series 2021-D, Class A3 0.810%, 10/15/2026	110,347	109,972
Series 2021-D, Class A4 1.100%, 11/15/2027	750,000	736,423
Series 2022-B, Class A4 3.440%, 03/15/2028	550,000	544,690
TOTAL ASSET-BACKED SECURITIES (Cost $49,907,050)		$50,350,673
SHORT-TERM INVESTMENTS – 22.0%
U.S. Government – 20.7%
U.S. Treasury Bill
3.905%, 12/26/2025 *	9,330,000	9,057,986
4.161%, 06/12/2025 *	12,645,000	12,539,035
4.265%, 05/08/2025 *	25,500,000	25,389,008
		46,986,029
Short-term funds – 1.3%
John Hancock Collateral Trust, 4.2232% (E)(F)	290,855	2,909,402
TOTAL SHORT-TERM INVESTMENTS (Cost $49,895,093)		$49,895,431
Total Investments (Ultra Short Term Bond Trust) (Cost $225,586,229) – 99.7%		$226,341,133
Other assets and liabilities, net – 0.3%		634,213
TOTAL NET ASSETS – 100.0%		$226,975,346
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,405,147 or 20.4% of the fund's net assets as of 3-31-25.
(C)	All or a portion of this security is on loan as of 3-31-25. The value of securities on loan amounted to $2,913.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,976.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets on 3-31-25:
Equity Income Trust
United States	87.3%
France	3.0%
Ireland	2.7%
Germany	1.9%
Switzerland	1.9%
Canada	1.8%
Other countries	1.4%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	85.7%
United Kingdom	3.2%
France	2.0%
Canada	2.0%
South Korea	1.8%
Belgium	1.4%
Switzerland	1.3%
Israel	1.1%
Netherlands	1.0%
Other countries	0.5%
TOTAL	100.0%
Health Sciences Trust
United States	86.1%
Netherlands	3.8%
United Kingdom	3.2%
Switzerland	1.5%
France	1.3%
Denmark	1.2%
Ireland	1.1%
Other countries	1.8%
TOTAL	100.0%
High Yield Trust
United States	83.1%
Canada	6.3%
France	2.0%
United Kingdom	2.0%
Luxembourg	1.6%
Japan	1.0%
Other countries	4.0%
TOTAL	100.0%
Mid Value Trust
United States	89.4%
Ireland	3.3%
Canada	2.1%
United Kingdom	1.6%
Bermuda	1.4%
Puerto Rico	1.1%
Other countries	1.1%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.1%
Japan	7.1%
United Kingdom	5.0%
France	3.7%
Switzerland	3.6%
Germany	3.3%
Australia	2.1%
Netherlands	1.6%
Sweden	1.2%
Spain	1.0%
Other countries	5.3%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	63.6%
Canada	9.5%
Indonesia	3.3%
Australia	2.8%
United Kingdom	2.5%
New Zealand	2.4%
Philippines	2.2%
Norway	1.8%
Brazil	1.7%
Supranational	1.7%
Other countries	8.5%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-25:
285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2025 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
Financials	17.8%
Industrials	14.4%
Information technology	14.3%
Consumer discretionary	13.3%
Materials	11.2%
Consumer staples	8.3%
Communication services	8.3%
Health care	6.0%
Real estate	2.4%
Utilities	0.8%
Energy	0.2%
Short-term investments and other	3.0%
TOTAL	100.0%
Disciplined Value International Trust
Financials	23.1%
Industrials	18.7%
Consumer discretionary	10.0%
Health care	9.1%
Energy	9.1%
Materials	8.1%
Communication services	6.1%
Consumer staples	6.0%
Information technology	5.3%
Utilities	1.9%
Short-term investments and other	2.6%
TOTAL	100.0%
Global Equity Trust
Financials	21.5%
Industrials	14.9%
Information technology	13.9%
Consumer discretionary	11.3%
Health care	10.6%
Consumer staples	9.2%
Communication services	8.2%
Energy	5.8%
Materials	4.0%
Short-term investments and other	0.6%
TOTAL	100.0%
International Equity Index Trust
Financials	24.1%
Industrials	13.9%
Information technology	12.2%
Consumer discretionary	11.0%
Health care	8.6%
Consumer staples	6.9%
Materials	6.3%
Communication services	6.1%
Energy	4.9%
Utilities	3.1%
Real estate	1.5%
Short-term investments and other	1.4%
TOTAL	100.0%
International Small Company Trust
Industrials	23.6%
Financials	14.8%
Materials	12.7%
Consumer discretionary	12.0%
Information technology	7.9%
Consumer staples	5.6%
Health care	5.5%
Energy	5.0%
Real estate	4.3%
Communication services	3.7%
Utilities	3.0%
Short-term investments and other	1.9%
TOTAL	100.0%

286

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$9,901,765,856	$9,901,765,856	—	—
Short-term investments	295,185,190	295,185,190	—	—
Total investments in securities	$10,196,951,046	$10,196,951,046	—	—
Derivatives:
Assets
Futures	$3,664,206	$3,664,206	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$297,852,262	—	$297,852,262	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$205,865,219	—	$205,865,219	—
Municipal bonds	174,364	—	174,364	—
Term loans	1,690,292	—	1,690,292	—
Collateralized mortgage obligations	20,159,503	—	20,159,503	—
Asset-backed securities	25,120,026	—	25,120,026	—
Common stocks	25,283	—	25,283	—
Preferred securities	159,027	$159,027	—	—
Short-term investments	8,203,198	8,203,198	—	—
Total investments in securities	$559,249,174	$8,362,225	$550,886,949	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,146,634,988	$1,146,634,988	—	—
Total investments in securities	$1,146,634,988	$1,146,634,988	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$185,455,870	$185,455,870	—	—
Total investments in securities	$185,455,870	$185,455,870	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$938,770,351	$938,770,351	—	—
Total investments in securities	$938,770,351	$938,770,351	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$910,725,732	$910,725,732	—	—
Total investments in securities	$910,725,732	$910,725,732	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$336,736,216	$336,736,216	—	—
Total investments in securities	$336,736,216	$336,736,216	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$292,886,954	$292,886,954	—	—
Consumer discretionary	298,928,683	298,928,683	—	—
Consumer staples	20,820,121	20,820,121	—	—
Energy	4,182,090	4,182,090	—	—
Financials	189,332,681	185,572,734	$3,759,947	—
Health care	166,789,618	166,789,618	—	—
Industrials	37,426,813	37,426,813	—	—
Information technology	759,911,703	759,911,703	—	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Materials	$15,825,976	$15,825,976	—	—
Utilities	12,810,965	12,810,965	—	—
Exchange-traded funds	28,323,623	28,323,623	—	—
Corporate bonds	4,183,492	—	$4,183,492	—
Short-term investments	21,892,538	21,892,538	—	—
Total investments in securities	$1,853,315,257	$1,845,371,818	$7,943,439	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$106,399,618	$106,399,618	—	—
Consumer discretionary	111,752,706	103,752,167	$8,000,539	—
Consumer staples	25,816,586	25,816,586	—	—
Financials	52,677,464	52,677,464	—	—
Health care	54,244,894	54,244,894	—	—
Industrials	33,451,149	33,451,149	—	—
Information technology	199,323,884	199,323,884	—	—
Utilities	4,022,317	4,022,317	—	—
Short-term investments	8,955,962	8,955,962	—	—
Total investments in securities	$596,644,580	$588,644,041	$8,000,539	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$277,214,421	$277,214,421	—	—
Preferred securities	995,398	995,398	—	—
U.S. Government and Agency obligations	71,908,426	—	$71,908,426	—
Corporate bonds	47,809,579	—	47,809,579	—
Term loans	43,748,894	—	43,748,894	—
Asset-backed securities	514,139	—	514,139	—
Short-term investments	24,166,874	21,620,874	2,546,000	—
Total investments in securities	$466,357,731	$299,830,693	$166,527,038	—
Derivatives:
Liabilities
Written options	$(1,431,710)	—	$(1,431,710)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$392,853,603	—	$392,853,603	—
Foreign government obligations	9,320,573	—	9,320,573	—
Corporate bonds	193,599,461	—	193,599,461	—
Municipal bonds	2,693,759	—	2,693,759	—
Collateralized mortgage obligations	141,972,311	—	141,972,311	—
Asset-backed securities	65,250,557	—	65,250,557	—
Short-term investments	24,929,254	$24,929,254	—	—
Total investments in securities	$830,619,518	$24,929,254	$805,690,264	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Austria	$3,168,875	—	$3,168,875	—
Brazil	9,974,595	$9,974,595	—	—
Chile	4,193,644	3,887,422	306,222	—
China	68,736,980	4,138,481	64,583,425	$15,074
Greece	1,615,262	—	1,615,262	—
Hong Kong	11,740,726	—	11,735,814	4,912
India	2,730,741	264,846	2,460,438	5,457
Indonesia	15,484	—	—	15,484
Israel	1,289,810	644,387	645,423	—
Luxembourg	1,887,304	1,887,304	—	—
Malaysia	809,247	—	809,247	—
Mexico	17,512,196	17,512,196	—	—
Netherlands	221,598	—	221,598	—
Philippines	1,351	—	—	1,351
Russia	—	—	—	—
Saudi Arabia	11,387,862	—	11,387,862	—
Singapore	12,942,962	—	12,942,962	—
South Africa	1,246,185	—	1,246,185	—
South Korea	35,493,149	1,863,234	33,563,382	66,533
Taiwan	14,048,315	558,590	13,489,725	—
Thailand	7,912,458	—	7,912,458	—
Turkey	—	—	—	—
United Arab Emirates	6,247,524	—	6,247,524	—
United Kingdom	533,639	—	533,639	—
United States	2,225,543	2,225,543	—	—
Preferred securities	5,961,744	—	5,961,744	—
Short-term investments	12,108,077	12,108,077	—	—
Total investments in securities	$234,005,271	$55,064,675	$178,831,785	$108,811
Derivatives:
Assets
Swap contracts	$329,488	—	$329,488	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,424,873	—	$1,424,873	—
Bermuda	12,770,829	$5,437,027	7,333,802	—
Canada	21,255,201	21,255,201	—	—
China	6,818,600	—	6,818,600	—
Denmark	1,668,321	—	1,668,321	—
Finland	4,649,990	—	4,649,990	—
France	33,600,856	—	33,600,856	—
Germany	5,609,968	—	5,609,968	—
Hong Kong	7,174,643	—	7,174,643	—
Ireland	6,968,549	—	6,968,549	—
Italy	11,048,476	—	11,048,476	—
Japan	42,885,357	—	42,885,357	—
Luxembourg	2,220,607	2,220,607	—	—
Netherlands	12,553,444	—	12,553,444	—
Norway	2,401,044	—	2,401,044	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
South Korea	$19,902,463	$1,168,169	$18,734,294	—
Spain	11,584,874	—	11,584,874	—
Switzerland	10,925,539	—	10,925,539	—
United Kingdom	58,368,039	3,961,962	54,406,077	—
United States	2,385,821	—	2,385,821	—
Short-term investments	5,948,900	5,948,900	—	—
Total investments in securities	$282,166,394	$39,991,866	$242,174,528	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$26,629,473	$26,629,473	—	—
Consumer discretionary	16,874,492	16,874,492	—	—
Consumer staples	76,046,951	76,046,951	—	—
Energy	81,386,340	68,365,154	$13,021,186	—
Financials	189,108,863	189,108,863	—	—
Health care	132,583,282	126,780,240	5,803,042	—
Industrials	109,558,629	98,585,451	10,973,178	—
Information technology	69,180,922	62,695,400	6,485,522	—
Materials	25,159,814	25,159,814	—	—
Real estate	34,098,965	34,098,965	—	—
Utilities	48,890,820	48,890,820	—	—
Preferred securities
Consumer discretionary	5,129,712	—	5,129,712	—
Industrials	3,790,470	3,790,470	—	—
Utilities	1,557,226	1,557,226	—	—
Short-term investments	6,742,199	6,742,199	—	—
Total investments in securities	$826,738,158	$785,325,518	$41,412,640	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$50,222,469	$45,467,796	$4,754,673	—
Capital markets	22,240,936	22,240,936	—	—
Consumer finance	2,809,958	2,809,958	—	—
Financial services	19,868,702	19,868,702	—	—
Insurance	38,175,355	35,967,833	2,207,522	—
Real estate
Specialized REITs	1,277,287	1,277,287	—	—
Short-term investments	3,709,663	3,709,663	—	—
Total investments in securities	$138,304,370	$131,342,175	$6,962,195	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$219,137,951	$219,137,951	—	—
Consumer discretionary	557,980,668	529,387,322	$28,593,346	—
Consumer staples	60,301,867	60,301,867	—	—
Energy	127,095,635	127,095,635	—	—
Financials	334,908,776	334,908,776	—	—
Health care	116,336,374	116,336,374	—	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Industrials	$93,835,147	$93,835,147	—	—
Information technology	709,813,071	683,725,564	$26,087,507	—
Real estate	84,041,209	84,041,209	—	—
Short-term investments	43,643,809	43,643,809	—	—
Total investments in securities	$2,347,094,507	$2,292,413,654	$54,680,853	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,755,610	$53,755,610	—	—
Consumer discretionary	55,309,722	55,309,722	—	—
Consumer staples	63,240,404	47,677,717	$15,562,687	—
Energy	68,200,323	68,200,323	—	—
Financials	136,340,959	136,340,959	—	—
Health care	150,405,155	150,405,155	—	—
Industrials	91,654,853	83,290,435	8,364,418	—
Information technology	89,400,788	75,040,488	14,360,300	—
Materials	13,298,433	13,298,433	—	—
Real estate	28,931,746	28,931,746	—	—
Escrow certificates	—	—	—	—
Short-term investments	34,340,625	34,340,625	—	—
Total investments in securities	$784,878,618	$746,591,213	$38,287,405	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$4,712,935	—	$4,712,935	—
France	14,738,659	—	14,738,659	—
Ireland	12,209,654	$12,209,654	—	—
Japan	29,292,616	—	29,292,616	—
Netherlands	8,787,294	—	8,787,294	—
Switzerland	9,499,899	6,092,950	3,406,949	—
Taiwan	5,294,641	—	5,294,641	—
United Kingdom	5,663,226	—	5,663,226	—
United States	189,685,246	182,821,214	6,864,032	—
Preferred securities	5,620,141	—	5,620,141	—
Escrow certificates	—	—	—	—
Short-term investments	4,989,163	4,989,163	—	—
Total investments in securities	$290,493,474	$206,112,981	$84,380,493	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$884,320	$884,320	—	—
Health care	223,554,249	219,138,305	$4,415,944	—
Materials	11,235	11,235	—	—
Preferred securities	503,073	—	503,073	—
Convertible bonds	232,537	—	232,537	—
Warrants	1,277	1,192	85	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Short-term investments	$3,817,030	$3,817,030	—	—
Total investments in securities	$229,003,721	$223,852,082	$5,151,639	—

High Yield Trust
Investments in securities:
Assets
Corporate bonds	$154,359,118	—	$154,359,118	—
Term loans	15,409,400	—	14,946,799	$462,601
Common stocks	14,682	—	—	14,682
Preferred securities	2,080,264	$2,080,264	—	—
Escrow shares	18,908	—	—	18,908
Escrow certificates	23,616	—	—	23,616
Short-term investments	19,709,799	19,709,799	—	—
Total investments in securities	$191,615,787	$21,790,063	$169,305,917	$519,807
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$38,728,581	—	$38,728,581	—
Austria	1,199,331	—	1,199,331	—
Belgium	4,542,741	—	4,542,741	—
Brazil	8,978,804	$8,978,010	794	—
Canada	72,173,325	71,821,794	351,531	—
Chile	1,534,479	361,172	1,173,307	—
China	77,151,501	2,725,620	74,425,881	—
Colombia	154,649	154,649	—	—
Czech Republic	452,420	—	452,420	—
Denmark	14,213,676	—	14,213,676	—
Egypt	196,646	—	196,646	—
Finland	6,167,120	—	6,167,120	—
France	66,918,759	—	66,918,759	—
Germany	57,683,628	—	57,683,628	—
Greece	1,511,766	—	1,511,766	—
Hong Kong	15,639,462	194,465	15,433,152	$11,845
Hungary	771,441	—	771,441	—
India	49,755,107	3,750,300	46,004,807	—
Indonesia	3,402,872	5,288	3,397,584	—
Ireland	7,521,807	3,535,156	3,986,651	—
Israel	5,571,068	2,068,658	3,502,410	—
Italy	17,262,254	—	17,262,254	—
Japan	129,012,422	—	129,012,422	—
Luxembourg	1,343,966	—	1,343,966	—
Macau	165,301	—	165,301	—
Malaysia	3,683,856	—	3,683,856	—
Mexico	5,103,029	5,103,029	—	—
Netherlands	27,615,788	—	27,615,788	—
New Zealand	1,647,607	—	1,647,607	—
Norway	3,857,404	—	3,857,404	—
Peru	543,204	543,204	—	—
Philippines	1,361,934	—	1,361,934	—
Poland	2,812,685	—	2,812,685	—
Portugal	858,017	—	858,017	—
Russia	—	—	—	—
Saudi Arabia	11,112,888	—	11,112,888	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Singapore	$11,474,888	$2,018,994	$9,455,894	—
South Africa	7,773,974	—	7,773,974	—
South Korea	23,749,690	50,553	23,699,137	—
Spain	17,947,408	—	17,947,408	—
Sweden	22,005,772	2,970,162	19,035,610	—
Switzerland	62,072,095	—	62,072,095	—
Taiwan	46,718,959	—	46,718,959	—
Thailand	3,217,159	—	3,217,159	—
Turkey	1,565,094	—	1,565,094	—
United Arab Emirates	—	—	—	—
United Kingdom	86,704,460	34,812	86,669,648	—
United States	2,167,413	1,606,910	560,503	—
Preferred securities
Brazil	3,166,023	3,166,023	—	—
Chile	19,514	—	19,514	—
Germany	1,990,881	—	1,990,881	—
South Korea	1,135,402	—	1,135,402	—
Rights	1,440	1,440	—	—
Warrants	—	—	—	—
Short-term investments	13,347,539	13,347,539	—	—
Total investments in securities	$945,707,249	$122,437,778	$823,257,626	$11,845
Derivatives:
Assets
Futures	$59,016	$59,016	—	—
Liabilities
Futures	(181,153)	(181,153)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,086,919	$28,723	$6,015,954	$42,242
Austria	1,487,634	—	1,487,634	—
Belgium	1,529,865	5,403	1,523,188	1,274
Bermuda	206,011	—	206,011	—
Cambodia	23,228	—	23,228	—
Canada	9,854,989	9,803,076	51,674	239
Denmark	2,548,529	—	2,548,529	—
Finland	2,533,968	—	2,533,968	—
France	5,026,760	—	5,026,760	—
Georgia	128,757	—	128,757	—
Germany	5,352,544	—	5,352,544	—
Greece	16,297	—	16,231	66
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,851,685	—	1,851,387	298
Ireland	487,115	—	487,115	—
Isle of Man	102,732	—	102,732	—
Israel	1,135,533	23,744	1,111,789	—
Italy	3,906,626	—	3,906,626	—
Japan	22,181,144	—	22,181,144	—
Liechtenstein	70,115	—	70,115	—
Luxembourg	425,148	—	425,148	—
Macau	10,828	—	10,828	—
Malaysia	11,993	—	11,993	—
Mauritius	6,952	—	6,952	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Mongolia	$8,353	—	$8,353	—
Netherlands	1,977,659	$70,544	1,907,115	—
New Zealand	356,958	—	356,958	—
Norway	796,675	11,265	785,410	—
Peru	81,850	—	81,850	—
Poland	42,194	—	42,194	—
Portugal	493,783	—	493,783	—
Singapore	922,100	—	911,654	$10,446
South Africa	71,882	—	71,882	—
Spain	2,186,130	—	2,183,407	2,723
Sweden	2,912,816	—	2,912,816	—
Switzerland	7,360,719	—	7,360,719	—
Taiwan	15,330	—	15,330	—
United Arab Emirates	7,065	—	7,065	—
United Kingdom	10,068,716	287,494	9,759,698	21,524
United States	632,370	254,137	378,233	—
Preferred securities	363,043	—	363,043	—
Rights	3,786	3,786	—	—
Warrants	997	—	997	—
Short-term investments	3,027,008	3,027,008	—	—
Total investments in securities	$96,314,806	$13,515,180	$82,720,814	$78,812
Derivatives:
Liabilities
Futures	$(17,679)	$(17,679)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$138,958,026	—	$138,958,026	—
Foreign government obligations	6,526,677	—	6,526,677	—
Corporate bonds	48,463,703	—	48,463,703	—
Municipal bonds	2,919,236	—	2,919,236	—
Collateralized mortgage obligations	26,740,366	—	26,740,366	—
Asset-backed securities	16,972,990	—	16,972,990	—
Short-term investments	4,905,679	$205,679	4,700,000	—
Total investments in securities	$245,486,677	$205,679	$245,280,998	—
Derivatives:
Assets
Futures	$94,491	$94,491	—	—
Forward foreign currency contracts	28,291	—	$28,291	—
Swap contracts	1,127,287	—	1,127,287	—
Liabilities
Futures	(301,061)	(301,061)	—	—
Forward foreign currency contracts	(19,274)	—	(19,274)	—
Swap contracts	(140,780)	—	(140,780)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$947,221,277	$947,221,277	—	—
Short-term investments	22	22	—	—
Total investments in securities	$947,221,299	$947,221,299	—	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$153,580,581	$153,580,581	—	—
Short-term investments	1,424	1,424	—	—
Total investments in securities	$153,582,005	$153,582,005	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,908,776,653	$4,908,776,653	—	—
Short-term investments	74	74	—	—
Total investments in securities	$4,908,776,727	$4,908,776,727	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$264,752,929	$264,752,929	—	—
Short-term investments	390	390	—	—
Total investments in securities	$264,753,319	$264,753,319	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,888,871,356	$3,888,871,356	—	—
Short-term investments	15,739,441	15,739,441	—	—
Total investments in securities	$3,904,610,797	$3,904,610,797	—	—
Derivatives:
Liabilities
Futures	$(3,627,557)	$(3,627,557)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$488,704,375	$488,704,375	—	—
Short-term investments	2,204,169	2,204,169	—	—
Total investments in securities	$490,908,544	$490,908,544	—	—
Derivatives:
Liabilities
Futures	$(117,335)	$(117,335)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,127,724,888	$5,127,724,888	—	—
Short-term investments	36,865,025	36,865,025	—	—
Total investments in securities	$5,164,589,913	$5,164,589,913	—	—
Derivatives:
Liabilities

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio (continued)
Futures	$(1,187,720)	$(1,187,720)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,014,363,820	$1,014,363,820	—	—
Short-term investments	4,923,898	4,923,898	—	—
Total investments in securities	$1,019,287,718	$1,019,287,718	—	—
Derivatives:
Liabilities
Futures	$(638,918)	$(638,918)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$543,511,717	$543,511,717	—	—
Preferred securities	3,900,185	—	—	$3,900,185
Exchange-traded funds	24,566,560	24,566,560	—	—
Short-term investments	12,471,724	771,724	$11,700,000	—
Total investments in securities	$584,450,186	$568,850,001	$11,700,000	$3,900,185

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,093,015,165	$1,093,015,165	—	—
Short-term investments	41,239,642	41,239,642	—	—
Total investments in securities	$1,134,254,807	$1,134,254,807	—	—
Derivatives:
Liabilities
Futures	$(86,259)	$(86,259)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$5,257,600	$5,257,600	—	—
Consumer discretionary	32,805,520	26,171,131	$6,634,389	—
Consumer staples	24,743,947	24,743,947	—	—
Energy	40,298,021	40,298,021	—	—
Financials	111,549,300	107,831,251	3,718,049	—
Health care	65,862,177	65,862,177	—	—
Industrials	104,269,729	104,269,729	—	—
Information technology	56,825,913	56,825,913	—	—
Materials	34,137,734	34,137,734	—	—
Real estate	49,079,038	49,079,038	—	—
Utilities	30,355,911	30,355,911	—	—
Convertible bonds	971,993	—	971,993	—
Short-term investments	39,498,283	39,498,283	—	—
Total investments in securities	$595,655,166	$584,330,735	$11,324,431	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$50,114,205	—	$50,114,205	—
Foreign government obligations	67,481,886	—	67,481,886	—
Corporate bonds	27,117,728	—	27,117,728	—
Convertible bonds	10,259,171	—	10,259,171	—
Term loans	2,803,489	—	2,803,489	—
Collateralized mortgage obligations	6,286,732	—	6,286,732	—
Asset-backed securities	5,631,185	—	5,631,185	—
Preferred securities	1,941,481	$1,941,481	—	—
Exchange-traded funds	55,223	55,223	—	—
Escrow certificates	12,710	—	12,710	—
Short-term investments	6,087,995	6,087,995	—	—
Total investments in securities	$177,791,805	$8,084,699	$169,707,106	—
Liabilities
Sale commitments outstanding	$(11,936,407)	—	$(11,936,407)	—
Derivatives:
Assets
Futures	193,332	$193,332	—	—
Forward foreign currency contracts	518,397	—	518,397	—
Swap contracts	1,080,843	—	1,080,843	—
Liabilities
Futures	(111,748)	(111,748)	—	—
Forward foreign currency contracts	(423,438)	—	(423,438)	—
Swap contracts	(1,337,341)	—	(1,337,341)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$285,616,904	$285,616,904	—	—
Short-term investments	2,859,103	2,859,103	—	—
Total investments in securities	$288,476,007	$288,476,007	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$180,241,095	$180,241,095	—	—
Consumer discretionary	6,870,902	6,870,902	—	—
Financials	20,120,959	20,120,959	—	—
Health care	17,863,633	17,863,633	—	—
Industrials	5,637,420	5,637,420	—	—
Information technology	668,713,260	658,999,523	$9,713,737	—
Real estate	4,875,512	4,875,512	—	—
Short-term investments	13,963,201	13,963,201	—	—
Total investments in securities	$918,285,982	$908,572,245	$9,713,737	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,286,018,077	—	$3,286,018,077	—
Corporate bonds	1,723,614,491	—	1,723,614,491	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Municipal bonds	$21,801,956	—	$21,801,956	—
Collateralized mortgage obligations	271,101,618	—	271,101,618	—
Asset-backed securities	404,853,448	—	404,853,448	—
Short-term investments	64,604,794	$64,604,794	—	—
Total investments in securities	$5,771,994,384	$64,604,794	$5,707,389,590	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$240,075,100	—	$240,075,100	—
Municipal bonds	4,765,274	—	4,765,274	—
Collateralized mortgage obligations	773,520	—	773,520	—
Short-term investments	722,891	$722,891	—	—
Total investments in securities	$246,336,785	$722,891	$245,613,894	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,035,388	$12,035,388	—	—
Consumer discretionary	41,933,373	41,910,115	$23,258	—
Consumer staples	14,539,432	14,539,432	—	—
Energy	23,460,013	23,460,013	—	—
Financials	90,902,651	90,902,651	—	—
Health care	77,050,009	76,982,599	1,804	$65,606
Industrials	81,088,246	81,088,246	—	—
Information technology	56,682,378	56,682,378	—	—
Materials	17,867,044	17,853,926	—	13,118
Real estate	29,637,874	29,637,874	—	—
Utilities	14,532,750	14,532,750	—	—
Warrants	1,302	1,302	—	—
Short-term investments	19,654,119	19,654,119	—	—
Total investments in securities	$479,384,579	$479,280,793	$25,062	$78,724
Derivatives:
Assets
Futures	$62,358	$62,358	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,225,047	$4,225,047	—	—
Consumer discretionary	18,898,085	18,898,085	—	—
Consumer staples	7,211,034	7,211,034	—	—
Energy	13,049,026	13,049,026	—	—
Financials	38,102,683	38,102,683	—	—
Health care	18,502,658	18,499,030	$368	$3,260
Industrials	26,596,537	26,596,469	—	68
Information technology	14,888,783	14,888,783	—	—
Materials	8,755,823	8,745,115	—	10,708
Real estate	2,424,499	2,424,499	—	—
Utilities	398,769	398,769	—	—

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Short-term investments	$2,134,194	$2,134,194	—	—
Total investments in securities	$155,187,138	$155,172,734	$368	$14,036
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$258,808,636	$258,808,636	—	—
Short-term investments	10,094,805	2,494,805	$7,600,000	—
Total investments in securities	$268,903,441	$261,303,441	$7,600,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$396,907,506	$396,907,506	—	—
Exchange-traded funds	6,067,745	6,067,745	—	—
Short-term investments	9,363,029	7,763,029	$1,600,000	—
Total investments in securities	$412,338,280	$410,738,280	$1,600,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$113,864,479	$113,864,479	—	—
Short-term investments	4,824,498	4,824,498	—	—
Total investments in securities	$118,688,977	$118,688,977	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$440,656,930	$348,176,515	$92,480,415	—
Consumer discretionary	667,472,160	445,568,253	221,903,907	—
Consumer staples	421,444,480	245,476,510	175,967,970	—
Energy	242,611,553	161,851,690	80,759,863	—
Financials	1,172,263,555	657,409,652	514,853,903	—
Health care	747,630,289	484,658,450	262,871,412	$100,427
Industrials	835,137,180	448,751,656	386,385,524	—
Information technology	1,282,513,127	1,113,059,256	169,453,871	—
Materials	238,152,045	112,228,574	125,913,223	10,248
Real estate	173,726,275	133,499,881	40,226,394	—
Utilities	185,082,475	111,717,631	73,364,844	—
Preferred securities	7,212,769	—	7,212,769	—
Warrants	1,934	1,934	—	—
Short-term investments	298,992,841	298,992,841	—	—
Total investments in securities	$6,712,897,613	$4,561,392,843	$2,151,394,095	$110,675
Derivatives:
Assets
Futures	$2,013,197	$2,013,197	—	—
Liabilities
Futures	(1,929,663)	(1,929,663)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,352,871	—	$49,352,871	—
Foreign government obligations	91,884,123	—	91,884,123	—
Corporate bonds	196,545,926	—	196,545,926	—
Convertible bonds	10,757,813	—	10,757,813	—
Term loans	40,036,710	—	40,036,710	—
Collateralized mortgage obligations	27,370,776	—	27,370,776	—
Asset-backed securities	7,233,143	—	7,233,143	—
Preferred securities	5,869,174	$5,869,174	—	—
Purchased options	26,846	—	26,846	—
Short-term investments	15,256,324	15,256,324	—	—
Total investments in securities	$444,333,706	$21,125,498	$423,208,208	—
Derivatives:
Assets
Futures	$100,322	$100,322	—	—
Forward foreign currency contracts	1,077,762	—	$1,077,762	—
Liabilities
Futures	(486,081)	(486,081)	—	—
Forward foreign currency contracts	(359,268)	—	(359,268)	—
Written options	(11,006)	—	(11,006)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$674,272,195	—	$674,272,195	—
Foreign government obligations	8,257,656	—	8,257,656	—
Corporate bonds	234,399,270	—	234,399,270	—
Municipal bonds	2,516,654	—	2,516,654	—
Collateralized mortgage obligations	15,355,784	—	15,355,784	—
Asset-backed securities	4,639,994	—	4,639,994	—
Short-term investments	11,278,143	$11,278,143	—	—
Total investments in securities	$950,719,696	$11,278,143	$939,441,553	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$80,974,448	$80,974,114	$334	—
Consumer discretionary	96,973,767	96,969,055	4,683	$29
Consumer staples	57,336,442	57,336,442	—	—
Energy	33,684,104	33,683,048	—	1,056
Financials	132,768,069	132,760,255	7,814	—
Health care	103,558,830	103,532,821	180	25,829
Industrials	86,631,950	86,631,950	—	—
Information technology	249,026,651	249,026,651	—	—
Materials	22,597,898	22,597,703	—	195
Real estate	24,269,419	24,266,709	—	2,710
Utilities	21,530,331	21,530,331	—	—
Preferred securities	19,079	19,079	—	—
Warrants	150	150	—	—
Short-term investments	37,242,699	37,242,699	—	—
Total investments in securities	$946,613,837	$946,571,007	$13,011	$29,819

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Derivatives:
Assets
Futures	$254,961	$254,961	—	—
Liabilities
Futures	(3,686)	(3,686)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$958,797	—	$958,797	—
Corporate bonds	124,727,645	—	124,727,645	—
Collateralized mortgage obligations	408,587	—	408,587	—
Asset-backed securities	50,350,673	—	50,350,673	—
Short-term investments	49,895,431	$2,909,402	46,986,029	—
Total investments in securities	$226,341,133	$2,909,402	$223,431,731	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	29,509,961	$358,407,091	$194,424,374	$(257,625,191)	$80,251	$(101,335)	$3,402,657	—	$295,185,190
Active Bond Trust
John Hancock Collateral Trust	820,082	$3,717,413	$28,495,771	$(24,009,470)	$(349)	$(167)	$33,531	—	$8,203,198
Capital Appreciation Value Trust
John Hancock Collateral Trust	—	$150,947	$2,679,808	$(2,830,694)	$(60)	$(1)	$399	—	—
Core Bond Trust
John Hancock Collateral Trust	24,728	$2,352,408	$3,705,855	$(5,810,770)	$(147)	$9	$824	—	$247,355
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust	730,410	$3,660,691	$15,538,397	$(11,892,492)	$(73)	$(303)	$28,027	—	$7,306,220
Disciplined Value International Trust
John Hancock Collateral Trust	133,522	$153,612	$5,670,576	$(4,488,163)	$(412)	$(9)	$923	—	$1,335,604
Equity Income Trust
John Hancock Collateral Trust	391,219	$11,923,203	$14,837,466	$(22,847,064)	$(364)	$79	$5,567	—	$3,913,320
Financial Industries Trust
John Hancock Collateral Trust	370,859	$2,715,316	$13,208,237	$(12,213,753)	$(70)	$(67)	$39,195	—	$3,709,663
Fundamental All Cap Core Trust
John Hancock Collateral Trust	4,363,116	$46,468,206	$70,710,945	$(73,531,935)	$(2,950)	$(457)	$326,849	—	$43,643,809
Fundamental Large Cap Value Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,433,067	$16,053,207	$41,611,525	$(23,322,382)	$279	$(2,004)	$182,549	—	$34,340,625
High Yield Trust
John Hancock Collateral Trust	879,040	$12,262,146	$10,541,915	$(14,010,472)	$30	$(673)	$14,825	—	$8,792,946
International Equity Index Trust
John Hancock Collateral Trust	604,133	$1,392,383	$22,747,919	$(18,096,627)	$(454)	$(136)	$6,285	—	$6,043,085
International Small Company Trust
John Hancock Collateral Trust	302,613	$2,955,240	$3,225,372	$(3,153,367)	$31	$(268)	$11,224	—	$3,027,008
Investment Quality Bond Trust
John Hancock Collateral Trust	20,562	$209,385	$2,482,120	$(2,485,810)	$(14)	$(2)	$979	—	$205,679
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$21	$1	—	—	—	—	—	$22
Select Bond	40,490,034	492,479,965	3,225,396	$(29,271,795)	$(5,127,607)	$18,500,940	—	—	479,806,899
Strategic Equity Allocation	26,602,981	484,091,749	755,448	(13,332,095)	1,142,042	(5,242,766)	—	—	467,414,378
					$(3,985,565)	$13,258,174	—	—	$947,221,299
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	142	$1,423	$12,024	$(12,021)	$(2)	—	$14	—	$1,424
Select Bond	10,384,786	125,381,226	1,415,493	(7,166,962)	(1,050,909)	$4,480,868	—	—	123,059,716
Strategic Equity Allocation	1,737,101	30,742,694	1,589,645	(1,566,995)	(204,230)	(40,249)	—	—	30,520,865
					$(1,255,141)	$4,440,619	$14	—	$153,582,005
Lifestyle Growth Portfolio
John Hancock Collateral Trust	7	$5	$318	$(249)	—	—	$1	—	$74
Select Bond	125,906,219	1,518,681,058	964,350	(69,514,355)	$(11,892,784)	$53,750,426	—	—	1,491,988,695
Strategic Equity Allocation	194,467,158	3,543,589,137	—	(96,036,892)	9,851,541	(40,615,828)	—	—	3,416,787,958
					$(2,041,243)	$13,134,598	$1	—	$4,908,776,727
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	39	$1,125	$7,995	$(8,729)	$(1)	—	$8	—	$390
Select Bond	13,593,090	160,646,561	2,387,471	(6,428,828)	(859,941)	$5,332,856	—	—	161,078,119
Strategic Equity Allocation	5,900,672	106,765,553	1,444,801	(3,619,303)	(42,949)	(873,292)	—	—	103,674,810
					$(902,891)	$4,459,564	$8	—	$264,753,319
Managed Volatility Balanced Portfolio
Blue Chip Growth	3,881,480	$133,218,143	—	$(1,956,589)	$494,206	$(12,439,052)	—	—	$119,316,708
Bond	37,507,166	517,883,586	$5,872,190	(23,940,790)	(3,004,045)	11,036,086	$5,872,190	—	507,847,027
Core Bond	15,627,674	180,118,945	—	(8,341,952)	(1,297,637)	6,113,356	—	—	176,592,712
Disciplined Value	8,195,495	—	193,183,062	—	—	(8,456,608)	—	—	184,726,454
Emerging Markets Equity	11,651,740	105,439,611	5,901,775	(815,802)	(50,579)	(2,113,825)	—	—	108,361,180
Equity Income	—	188,534,182	—	(198,261,904)	24,577,626	(14,849,904)	—	—	—
Fundamental Large Cap Core	3,873,186	203,557,384	79,427,934	(3,759,376)	1,250,915	(18,843,121)	—	—	261,633,736
John Hancock Collateral Trust	1,573,488	25,880,612	44,820,515	(54,959,993)	343	(2,036)	320,474	—	15,739,441
Mid Cap Growth	3,039,271	36,325,934	—	(1,973,125)	(96,191)	(3,164,879)	—	—	31,091,739
Mid Value	4,801,954	52,139,716	—	(588,476)	128,868	(1,739,783)	—	—	49,940,325

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF	2,454,140	$84,986,558	$3,996	$(6,891,563)	$1,795,355	$5,877,847	—	—	$85,772,193
Multifactor Emerging Markets ETF	1,891,913	55,319,931	8,777	(6,698,037)	717,846	1,091,775	—	—	50,440,292
Multifactor Mid Cap ETF	1,079,070	64,711,303	—	(272,200)	123,698	(2,732,090)	—	—	61,830,711
Multifactor Small Cap ETF	1,253,646	49,819,892	—	—	—	(3,093,371)	—	—	46,726,521
Select Bond	109,373,294	1,321,953,750	—	(61,874,171)	(10,674,545)	46,668,498	—	—	1,296,073,532
Small Cap Dynamic Growth	1,116,799	18,795,726	—	—	—	(2,188,926)	—	—	16,606,800
Small Cap Value	3,258,999	44,517,926	—	—	—	(2,867,919)	—	—	41,650,007
Strategic Equity Allocation	48,392,796	893,255,644	—	(36,000,514)	1,114,040	(8,107,751)	—	—	850,261,419
					$15,079,900	$(9,811,703)	$6,192,664	—	$3,904,610,797
Managed Volatility Conservative Portfolio
Blue Chip Growth	227,345	$7,781,835	$161,122	$(264,310)	$118,387	$(808,457)	—	—	$6,988,577
Bond	7,487,266	104,145,774	1,173,752	(5,546,345)	(699,142)	2,303,546	$1,173,751	—	101,377,585
Core Bond	3,109,596	36,103,649	—	(1,924,292)	(391,383)	1,350,460	—	—	35,138,434
Disciplined Value	544,145	—	12,827,432	—	—	(562,406)	—	—	12,265,026
Emerging Markets Equity	462,860	4,637,007	96,780	(354,359)	(217,291)	142,462	—	—	4,304,599
Equity Income	—	12,924,053	—	(13,580,590)	1,065,530	(408,993)	—	—	—
Fundamental Large Cap Core	203,830	10,796,643	4,140,766	(244,424)	43,742	(968,006)	—	—	13,768,721
John Hancock Collateral Trust	220,353	2,428,405	2,752,595	(2,976,629)	240	(442)	29,128	—	2,204,169
Multifactor Emerging Markets ETF	75,224	1,927,996	158,114	(141,007)	13,495	46,949	—	—	2,005,547
Multifactor Mid Cap ETF	112,898	6,980,705	124	(247,495)	145,616	(409,895)	—	—	6,469,055
Multifactor Small Cap ETF	136,166	5,511,024	55,012	(162,987)	68,378	(396,180)	—	—	5,075,247
Select Bond	21,793,793	265,308,333	—	(14,229,267)	(2,713,229)	9,890,614	—	—	258,256,451
Strategic Equity Allocation	2,450,491	45,861,179	—	(2,479,624)	(14,900)	(311,522)	—	—	43,055,133
					$(2,580,557)	$9,868,130	$1,202,879	—	$490,908,544
Managed Volatility Growth Portfolio
Blue Chip Growth	6,368,589	$219,285,230	—	$(3,941,558)	$408,222	$(19,981,471)	—	—	$195,770,423
Bond	28,790,055	401,744,089	$4,552,691	(22,733,737)	(2,782,032)	9,036,339	$4,552,692	—	389,817,350
Core Bond	12,020,981	139,993,115	—	(7,901,965)	(1,520,899)	5,266,832	—	—	135,837,083
Disciplined Value	13,306,402	—	313,656,165	—	—	(13,729,864)	—	—	299,926,301
Emerging Markets Equity	24,147,597	222,086,295	11,269,357	(4,359,843)	(274,248)	(4,148,910)	—	—	224,572,651
Equity Income	—	306,311,782	—	(322,055,415)	36,663,438	(20,919,805)	—	—	—
Fundamental Large Cap Core	6,360,605	367,103,607	99,848,554	(8,629,502)	3,882,952	(32,546,739)	—	—	429,658,872
John Hancock Collateral Trust	3,685,434	20,005,584	126,977,235	(110,114,570)	(1,319)	(1,905)	392,558	—	36,865,025
Mid Cap Growth	7,718,347	88,058,003	4,316,618	(5,265,191)	(1,936,349)	(6,214,392)	—	—	78,958,689
Mid Value	10,481,580	113,868,564	—	(1,336,064)	284,704	(3,808,774)	—	—	109,008,430

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF	6,821,387	$201,844,090	$31,084,660	$(12,889,502)	$3,418,144	$14,950,084	—	—	$238,407,476
Multifactor Emerging Markets ETF	3,920,424	115,333,213	16,829	(14,613,442)	1,571,450	2,214,374	—	—	104,522,424
Multifactor Mid Cap ETF	1,997,711	120,095,945	3,274	(809,870)	364,122	(5,184,631)	—	—	114,468,840
Multifactor Small Cap ETF	2,797,301	111,164,781	—	(37)	11	(6,902,353)	—	—	104,262,402
Select Bond	84,417,090	1,030,948,704	—	(58,747,915)	(10,344,374)	38,486,098	—	—	1,000,342,513
Small Cap Dynamic Growth	2,220,423	35,336,980	1,895,055	—	—	(4,214,339)	—	—	33,017,696
Small Cap Value	5,317,671	72,639,391	—	—	—	(4,679,551)	—	—	67,959,840
Strategic Equity Allocation	91,132,265	1,689,234,539	—	(74,585,732)	(6,175,687)	(7,279,222)	—	—	1,601,193,898
					$23,558,135	$(59,658,229)	$4,945,250	—	$5,164,589,913
Managed Volatility Moderate Portfolio
Blue Chip Growth	869,107	$29,870,414	—	$(480,815)	$124,810	$(2,798,047)	—	—	$26,716,362
Bond	11,740,531	161,390,442	$1,827,194	(6,743,006)	(863,002)	3,355,163	$1,827,193	—	158,966,791
Core Bond	4,895,300	56,160,262	—	(2,341,195)	(368,009)	1,865,828	—	—	55,316,886
Disciplined Value	1,926,847	—	45,420,565	—	—	(1,989,434)	—	—	43,431,131
Emerging Markets Equity	2,195,352	21,265,505	285,826	(761,583)	20,259	(393,233)	—	—	20,416,774
Equity Income	—	44,426,347	—	(46,721,441)	6,594,768	(4,299,674)	—	—	—
Fundamental Large Cap Core	880,295	44,395,121	19,906,146	(823,321)	293,441	(4,307,465)	—	—	59,463,922
John Hancock Collateral Trust	492,247	6,943,245	9,794,171	(11,813,010)	173	(681)	83,133	—	4,923,898
Mid Cap Growth	815,593	9,240,655	418,955	(470,926)	18,285	(863,456)	—	—	8,343,513
Mid Value	1,120,806	12,172,396	—	(140,660)	62,385	(437,739)	—	—	11,656,382
Multifactor Developed International ETF	266,536	9,268,134	383	(784,428)	195,886	635,458	—	—	9,315,433
Multifactor Emerging Markets ETF	356,805	8,960,851	406,429	(133,454)	15,752	263,200	—	—	9,512,778
Multifactor Mid Cap ETF	127,057	7,627,402	—	(40,336)	18,337	(325,037)	—	—	7,280,366
Multifactor Small Cap ETF	156,481	6,218,555	—	—	—	(386,117)	—	—	5,832,438
Select Bond	34,269,756	412,288,069	—	(17,390,398)	(3,056,082)	14,255,021	—	—	406,096,610
Small Cap Dynamic Growth	253,897	4,064,452	192,037	—	—	(481,034)	—	—	3,775,455
Small Cap Value	651,803	8,903,629	—	—	—	(573,587)	—	—	8,330,042
Strategic Equity Allocation	10,239,552	189,212,514	—	(7,830,042)	(33,455)	(1,440,080)	—	—	179,908,937
					$3,023,548	$2,079,086	$1,910,326	—	$1,019,287,718
Mid Cap Growth Trust
John Hancock Collateral Trust	77,150	$844,750	$50,904,075	$(50,978,026)	$915	$10	$4,249	—	$771,724
Mid Cap Index Trust
John Hancock Collateral Trust	4,122,769	$38,188,441	$77,093,914	$(74,041,176)	$1,336	$(2,873)	$272,591	—	$41,239,642
Mid Value Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	457,173	$7,121,549	$19,673,381	$(22,221,140)	$(272)	$(460)	$95,045	—	$4,573,058
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	153,527	$2,067,770	$4,577,422	$(5,109,257)	$(134)	$(89)	$5,939	—	$1,535,712
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$2,726,400	$(2,726,410)	$10	—	$70	—	—
Science & Technology Trust
John Hancock Collateral Trust	205,837	$3,103,289	$24,548,825	$(25,593,507)	$304	$52	$22,707	—	$2,058,963
Select Bond Trust
John Hancock Collateral Trust	6,458,607	$32,684,463	$335,488,649	$(303,567,189)	$(797)	$(332)	$390,580	—	$64,604,794
Short Term Government Income Trust
John Hancock Collateral Trust	72,268	$2,158,408	$109,288,669	$(110,722,472)	$(1,691)	$(23)	$66,221	—	$722,891
Small Cap Index Trust
John Hancock Collateral Trust	1,964,842	$24,215,235	$70,480,393	$(75,039,530)	$(348)	$(1,631)	$220,360	—	$19,654,119
Small Cap Opportunities Trust
John Hancock Collateral Trust	101,163	$217,658	$2,074,015	$(1,279,653)	$(51)	$(46)	$947	—	$1,011,923
Small Cap Stock Trust
John Hancock Collateral Trust	249,408	$4,074,271	$12,611,834	$(14,190,884)	$(447)	$31	$2,607	—	$2,494,805
Small Cap Value Trust
John Hancock Collateral Trust	776,078	$4,131,989	$18,105,275	$(14,473,650)	$(372)	$(213)	$3,948	—	$7,763,029
Small Company Value Trust
John Hancock Collateral Trust	103,908	$469,701	$3,793,245	$(3,223,470)	$(86)	$(6)	$567	—	$1,039,384
Strategic Equity Allocation Trust
John Hancock Collateral Trust	29,890,616	$238,632,355	$395,896,107	$(335,509,904)	$4,782	$(30,499)	$3,490,355	—	$298,992,841
Strategic Income Opportunities Trust
John Hancock Collateral Trust	1,525,190	$11,224,211	$44,647,041	$(40,614,443)	$412	$(897)	$174,766	—	$15,256,324
Total Bond Market Trust
John Hancock Collateral Trust	1,127,487	$9,802,503	$50,150,660	$(48,675,499)	$530	$(51)	$50,823	—	$11,278,143
Total Stock Market Index Trust
John Hancock Collateral Trust	3,723,190	$25,230,922	$64,944,283	$(52,928,255)	$1,382	$(5,633)	$261,638	—	$37,242,699
Ultra Short Term Bond Trust
John Hancock Collateral Trust	290,855	$270,479	$53,069,744	$(50,430,869)	$(7)	$55	$44,645	—	$2,909,402
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	60,800	$1,895,490	—	$(27,312)	$7,958	$18,358	$15,857	—	$1,894,494
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2025:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$2,627,837
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,272,348
								$3,900,185
[1]	Less than 0.05%.
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the period ended March 31, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1	18,992,454	$349,028,504	$1,292,627	$(11,815,314)	$(2,376,048)	$606,447	—	—	$336,736,216
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.